Consolidated Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Australia — 0.2%
(a)(b)
Household Capital RMBS, Series 2025-
1, Class A, (3-mo. ASX Australia
Bank Bill Short Term Rates Mid
at 0.00% Floor + 1.90%), 5.74%,
07/21/87 ................. AUD 5,460 $ 3,602,007
Latitude Australia Credit Card Master
Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.15%), 4.69%, 11/23/37 ..... 16,998 11,277,045
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.40%), 4.94%, 11/23/37 ..... 6,791 4,505,288
Liberty, Series 2024-1A, Class A, (1-mo.
ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.20%),
4.75%, 05/25/32 ............ 1,804 1,197,891
Metro Finance Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.17%), 4.71%, 10/15/31 .... 17,216 11,432,717
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.55%), 5.09%, 10/15/31 .... 1,640 1,092,383
Series 2025-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.90%), 5.44%, 10/15/31 .... 500 333,977
Panorama Auto Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.97%), 4.51%, 03/15/33 .... 10,239 6,779,182
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.35%), 4.89%, 03/15/33 .... 8,483 5,625,270
Series 2025-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.55%), 5.09%, 03/15/33 .... 1,724 1,143,212
Series 2025-1, Class E, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
3.40%), 6.94%, 03/15/33 .... 500 335,439
Series 2025-3, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.87%), 4.42%, 09/15/33 .... 12,312 8,139,192
Series 2025-3, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.15%), 4.70%, 09/15/33 .... 4,803 3,168,833
Series 2025-3, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.35%), 4.90%, 09/15/33 .... 3,242 2,138,967
Security
Par (000)
Par (000) Value
Australia (continued)
RAF ABS
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.95%), 4.51%, 12/09/31 .... AUD 12,660 $ 8,380,640
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.25%), 4.81%, 12/09/31 .... 1,250 827,473
Series 2025-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.45%), 5.01%, 12/09/31 .... 700 463,380
70,442,896
Bermuda — 0.1%
(a)(c)
AREIT LLC, Series 2023-CRE8, Class
A, (1-mo. CME Term SOFR at 2.11%
Floor + 2.11%), 6.25%, 08/17/41 . USD 5,039 5,039,792
OHA Credit Funding 11 Ltd., Series
2022-11A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 9.73%, 07/19/37 ....... 250 252,306
OHA Credit Funding 13 Ltd., Series
2022-13A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 9.73%, 07/20/37 ....... 7,675 7,796,729
Rad CLO 25 Ltd., Series 2024-25A,
Class A1, (3-mo. CME Term SOFR
at 1.46% Floor + 1.46%), 5.79%,
07/20/37 ................. 3,000 3,013,751
RR 24 Ltd.
Series 2022-24A, Class A1A2, (3-
mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.63%, 01/15/37 2,000 2,007,744
Series 2022-24A, Class SUB,
0.00%, 01/15/2123 ........ 9,750 6,025,695
RR 27 Ltd., Series 2023-27A, Class
A1AR, (3-mo. CME Term SOFR
at 0.00% Floor + 1.23%), 0.00%,
10/15/40 ................. 7,750 7,750,000
RR 33 Ltd., Series 2024-33A, Class
A1B, (3-mo. CME Term SOFR
at 1.58% Floor + 1.58%), 5.90%,
10/15/39 ................. 2,000 2,004,944
Symphony CLO 39 Ltd., Series 2023-
39A, Class AR, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.65%, 01/25/38 ............ 1,500 1,506,230
Symphony CLO 40 Ltd.
Series 2023-40A, Class AR, (3-mo.
CME Term SOFR at 1.31% Floor
+ 1.31%), 5.63%, 01/05/38 ... 2,100 2,108,104
Series 2023-40A, Class D1R, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.97%, 01/05/38 ... 1,840 1,859,402
Trinitas CLO XXIII Ltd., Series 2023-
23A, Class A1R, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%),
5.48%, 10/20/38 ............ 3,750 3,763,072
Trinitas CLO XXIV Ltd., Series 2024-
24A, Class E, (3-mo. CME Term
SOFR at 7.34% Floor + 7.34%),
11.66%, 04/25/37 ........... 5,000 5,053,487
48,181,256

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands — 6.6%
720 East CLO Ltd., Series 2023-2A,
Class A1, (3-mo. CME Term SOFR
at 1.85% Floor + 1.85%), 6.17%,
10/15/36
(a)(c)
............... USD 3,750 $ 3,755,219
720 East CLO VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR
at 1.06% Floor + 1.06%), 5.34%,
04/20/37
(a)(c)
............... 14,750 14,772,883
720 East CLO VIII Ltd., Series 2025-8A,
Class A1, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.39%,
07/20/38
(a)(c)
............... 14,720 14,764,248
AB BSL CLO 3 Ltd., Series 2021-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.58%,
04/20/38
(a)(c)
............... 3,000 3,005,718
ABPCI DIRECT LENDING FUND CLO
V Ltd., Series 2019-5A, Class A1RR,
(3-mo. CME Term SOFR at 2.20%
Floor + 2.20%), 6.53%, 01/20/36
(a)(c)
6,250 6,344,841
ACAS CLO Ltd.
(a)(c)
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 6.19%, 10/18/28 ... 208 207,362
Series 2015-1A, Class CRR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.46%), 6.79%, 10/18/28 ... 3,690 3,698,598
AGL CLO 11 Ltd.
(a)(c)
Series 2021-11A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.23%, 10/15/38
(d)
.. 1,510 1,510,000
Series 2021-11A, Class D1R, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 6.81%, 10/15/38 ... 750 750,000
AGL CLO 12 Ltd., Series 2021-12A,
Class A1, (3-mo. CME Term SOFR
at 1.16% Floor + 1.42%), 5.75%,
07/20/34
(a)(c)
............... 1,000 1,001,701
AGL CLO 19 Ltd., Series 2022-19A,
Class D2R, (3-mo. CME Term SOFR
at 4.40% Floor + 4.40%), 8.72%,
07/21/38
(a)(c)
............... 1,000 1,003,734
AGL CLO 37 Ltd.
(a)(c)
Series 2024-37A, Class A1, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 5.57%, 04/22/38 ... 4,000 4,008,800
Series 2024-37A, Class E, (3-mo.
CME Term SOFR at 4.80% Floor
+ 4.80%), 9.13%, 04/22/38 ... 1,000 1,003,826
AGL CLO 40 Ltd., Series 2025-40A,
Class A1, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 5.55%,
07/22/38
(a)(c)
............... 3,750 3,759,492
AGL CLO 42 Ltd., Series 2025-42A,
Class A1, (3-mo. CME Term SOFR
at 1.30% Floor + 1.30%), 5.57%,
07/22/38
(a)(c)
............... 2,520 2,524,466
AGL CLO 44 Ltd., Series 2025-44A,
Class C, (3-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 5.75%,
10/22/37
(a)(c)
............... 6,250 6,237,550
AGL Core CLO 36 Ltd.
(a)(c)
Series 2024-36A, Class A, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.60%, 01/23/38 ... 2,500 2,508,020
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2024-36A, Class X, (3-mo.
CME Term SOFR at 0.95% Floor
+ 0.95%), 5.27%, 01/23/38 ... USD 1,320 $ 1,319,955
AIMCO CLO
(a)(c)
Series 2018-AA, Class AR, (3-mo.
CME Term SOFR at 1.31% Floor
+ 1.31%), 5.63%, 10/17/37 ... 3,505 3,518,632
Series 2018-BA, Class ER, (3-mo.
CME Term SOFR at 6.30% Floor
+ 6.30%), 10.62%, 04/16/37 .. 1,000 1,012,308
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/32
(a)(c)
.. 2,250 1,189,035
AIMCO CLO 14 Ltd.
(a)(c)
Series 2021-14A, Class D2R, (3-mo.
CME Term SOFR at 3.75% Floor
+ 3.70%), 0.00%, 10/20/38 ... 2,000 1,992,500
Series 2021-14A, Class SUB,
0.00%, 10/20/38 .......... 20,000 11,803,600
AIMCO CLO 23 Ltd., Series 2025-23A,
Class A, (3-mo. CME Term SOFR
at 1.13% Floor + 1.13%), 5.39%,
04/20/38
(a)(c)
............... 459 459,504
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/2116
(a)(c)(d)(e)(f)
. 12,160 1
AMMC CLO 25 Ltd., Series 2022-25A,
Class A1R2, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%),
5.30%, 10/15/38
(a)(c)
.......... 38,300 38,422,300
AMMC CLO 32 Ltd., Series 2025-32A,
Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.56%,
10/17/38
(a)(c)
............... 24,540 24,540,000
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class DR2, (3-mo.
CME Term SOFR at 3.75% Floor +
3.75%), 8.08%, 07/22/37
(a)(c)
.... 2,500 2,515,828
Anchorage Capital CLO 15 Ltd., Series
2020-15A, Class A1R2, (3-mo.
CME Term SOFR at 1.41% Floor +
1.41%), 5.62%, 07/20/38
(a)(c)
.... 7,750 7,788,735
Anchorage Capital CLO 17 Ltd., Series
2021-17A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor +
1.23%), 5.55%, 02/15/38
(a)(c)
.... 7,000 7,010,208
Anchorage Capital CLO 18 Ltd.,
Series 2021-18A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor +
1.41%), 5.73%, 04/15/34
(a)(c)
.... 5,100 5,108,645
Anchorage Capital CLO 19 Ltd., Series
2021-19A, Class A1R, (3-mo.
CME Term SOFR at 1.35% Floor +
1.35%), 5.64%, 10/15/38
(a)(c)
.... 9,750 9,796,208
Anchorage Capital CLO 29 Ltd.,
Series 2024-29A, Class E, (3-mo.
CME Term SOFR at 6.84% Floor +
6.84%), 11.17%, 07/20/37
(a)(c)
.... 1,250 1,270,326
Anchorage Capital CLO 31 Ltd.
(a)(c)
Series 2025-31A, Class A1, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 0.00%, 10/20/38 ... 53,850 53,786,014
Series 2025-31A, Class D1, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 0.00%, 10/20/38 ... 2,000 1,992,623

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class AR4, (3-mo. CME
Term SOFR at 1.37% Floor +
1.37%), 5.64%, 07/22/38
(a)(c)
.... USD 14,600 $ 14,651,100
Anchorage Capital CLO 7 Ltd.
(a)(c)
Series 2015-7A, Class AR3, (3-mo.
CME Term SOFR at 1.56% Floor
+ 1.56%), 5.87%, 04/28/37 ... 22,000 22,086,145
Series 2015-7A, Class DR3, (3-mo.
CME Term SOFR at 3.80% Floor
+ 3.80%), 8.11%, 04/28/37 ... 8,860 8,919,124
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class DR2, (3-mo. CME
Term SOFR at 3.60% Floor +
3.86%), 8.18%, 10/27/34
(a)(c)
.... 2,000 2,010,000
Anchorage Capital CLO 9 Ltd., Series
2016-9X, Class SUB, 0.00%,
01/15/29
(a)(b)
............... 7,500 2,055,000
Anchorage Credit Funding 10 Ltd.,
Series 2020-10A, Class AV, 3.62%,
04/25/38
(c)
................ 23,350 22,873,391
Anchorage Credit Funding 12 Ltd.,
Series 2020-12A, Class A1, 3.18%,
10/25/38
(c)
................ 20,000 19,433,378
Anchorage Credit Funding 13 Ltd.,
Series 2021-13A, Class A1, 2.88%,
07/27/39
(c)
................ 25,970 24,768,080
Anchorage Credit Funding 14 Ltd.,
Series 2021-14A, Class A, 3.00%,
01/21/40
(c)
................ 20,750 19,917,506
Anchorage Credit Funding 2 Ltd.,
Series 2015-2A, Class ARV, 3.93%,
04/25/38
(c)
................ 12,160 11,974,438
Anchorage Credit Funding 3 Ltd.
(c)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 22,000 21,080,230
Series 2016-3A, Class A2R, (3-mo.
CME Term SOFR at 2.10% Floor
+ 2.36%), 6.68%, 01/28/39
(a)
.. 4,045 4,056,155
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(a)
......... 7,500 4,616,896
Anchorage Credit Funding 4 Ltd.,
Series 2016-4A, Class AR, 2.72%,
04/27/39
(c)
................ 14,250 13,480,296
Anchorage Credit Funding 8 Ltd.,
Series 2019-8A, Class A, 4.43%,
07/25/37
(c)
................ 7,769 7,589,937
Anchorage Credit Funding 9 Ltd.,
Series 2019-9A, Class AV, 3.79%,
10/25/37
(c)
................ 5,507 5,443,100
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, 0.00%,
01/21/40
(a)(c)
............... 10,000 6,982,333
Antares CLO Ltd.
(a)(c)
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.80% Floor
+ 1.80%), 6.13%, 07/20/36 ... 3,600 3,606,803
Series 2019-2A, Class A1R, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 6.27%, 01/23/36 ... 16,470 16,559,065
Series 2021-1A, Class A1, (3-mo.
CME Term SOFR at 1.53% Floor
+ 1.79%), 6.11%, 07/25/33 ... 3,475 3,482,050
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.42% Floor
+ 1.42%), 0.00%, 10/25/38 ... 28,400 28,400,000
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apidos CLO LIII, Series 2025-53A,
Class A1, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.65%,
07/20/38
(a)(c)
............... USD 9,750 $ 9,781,904
Apidos CLO LIV
(a)(c)
Series 2025-54A, Class A1, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.47%, 10/20/38 ... 3,540 3,548,920
Series 2025-54A, Class D1, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.82%, 10/20/38 ... 3,000 3,006,661
Series 2025-54A, Class D2, (3-mo.
CME Term SOFR at 3.90% Floor
+ 3.90%), 8.07%, 10/20/38 ... 750 755,834
Apidos CLO XXXI
(a)(c)
Series 2019-31A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.81%), 6.13%, 04/15/31 ... 250 250,627
Series 2019-31A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 6.48%, 04/15/31 ... 1,140 1,142,223
Apidos CLO XXXVI, Series 2021-36A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 6.19%,
07/20/34
(a)(c)
............... 1,320 1,323,459
Apidos CLO XXXVII, Series 2021-37A,
Class E, (3-mo. CME Term SOFR
at 6.30% Floor + 6.56%), 10.89%,
10/22/34
(a)(c)
............... 850 851,651
Apidos Loan Fund Ltd., Series 2024-1A,
Class A1R, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.38%,
10/25/38
(a)(c)
............... 5,350 5,362,266
Arbor Realty Collateralized Loan
Obligation Ltd., Series 2025-BTR1,
Class A, (1-mo. CME Term SOFR
at 1.93% Floor + 1.93%), 6.06%,
01/20/41
(a)(c)
............... 2,471 2,473,260
AREIT Ltd.
(a)(c)
Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.84%, 05/17/41 ... 16,048 16,050,499
Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.54%, 12/17/29 ... 3,710 3,712,294
Ares Loan Funding I Ltd.
(a)(c)
Series 2021-ALFA, Class E, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.96%), 11.28%, 10/15/34 .. 10,850 10,844,846
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 14,000 6,629,843
Ares Loan Funding IX Ltd., Series
2025-ALF9A, Class E, (3-mo.
CME Term SOFR at 5.00% Floor +
5.00%), 9.28%, 03/31/38
(a)(c)
.... 6,450 6,511,492
Ares LVII CLO Ltd., Series 2020-57A,
Class AR, (3-mo. CME Term SOFR
at 1.15% Floor + 1.41%), 5.73%,
01/25/35
(a)(c)
............... 4,000 4,007,472
Ares LXXVII CLO Ltd., Series 2025-
77A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%),
5.21%, 07/15/38
(a)(c)
.......... 2,000 2,003,819

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Assurant CLO II Ltd., Series 2018-2A,
Class A, (3-mo. CME Term SOFR
at 1.04% Floor + 1.30%), 5.63%,
04/20/31
(a)(c)
............... USD 116 $ 116,368
Atrium XV, Series 15A, Class D1R,
(3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 7.62%, 07/16/37
(a)(c)
1,450 1,458,137
Bain Capital Credit CLO Ltd.
(a)(c)
Series 2020-4A, Class A1R, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 6.08%, 10/20/36 ... 490 490,561
Series 2021-7A, Class A1R, (3-mo.
CME Term SOFR at 0.98% Floor
+ 0.98%), 5.31%, 01/22/35 ... 4,200 4,202,302
Series 2024-6A, Class A1, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.66%, 01/21/38 ... 1,330 1,334,014
Series 2025-4A, Class A1, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 0.00%, 01/17/39 ... 4,820 4,820,000
Ballyrock CLO 14 Ltd.
(a)(c)
Series 2020-14A, Class A1AR, (3-
mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.71%, 07/20/37 10,036 10,062,124
Series 2020-14A, Class BR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 6.33%, 07/20/37 ... 250 251,093
Series 2020-14A, Class DR, (3-mo.
CME Term SOFR at 5.85% Floor
+ 5.85%), 10.18%, 07/20/37 .. 250 250,852
Ballyrock CLO 29 Ltd., Series 2025-
29A, Class A1A, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%),
5.63%, 07/25/38
(a)(c)
.......... 500 500,870
Ballyrock CLO Ltd.
(a)(c)
Series 2019-2A, Class A1R3, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 0.00%, 10/25/38 ... 19,600 19,600,000
Series 2019-2A, Class BR3, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 0.00%, 10/25/38 ... 2,750 2,750,000
Series 2020-2A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 10.74%, 10/20/31 .. 1,340 1,340,238
Barings CLO Ltd.
(a)(c)
Series 2015-IA, Class AR, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 5.58%, 01/20/31 ... 485 485,533
Series 2015-IA, Class BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.66%), 5.99%, 01/20/31 ... 250 250,183
Battalion CLO VIII Ltd.
(a)(c)
Series 2015-8A, Class A2R3, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.00%), 5.33%, 07/18/30 ... 11,000 10,957,307
Series 2015-8A, Class BR3, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.58%, 07/18/30 ... 2,000 1,997,944
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 5.52%,
03/30/38
(a)(c)
............... 4,555 4,559,528
Benefit Street Partners CLO 43 Ltd.,
Series 2025-43A, Class A, (3-mo.
CME Term SOFR at 1.27% Floor +
1.27%), 0.00%, 10/20/38
(a)(c)
.... 2,000 2,000,000
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO IV Ltd.
(a)(c)
Series 2014-IVA, Class AR5, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.20%, 10/20/38 ... USD 24,550 $ 24,611,375
Series 2014-IVA, Class DTR5, (3-
mo. CME Term SOFR at 2.65%
Floor + 2.65%), 6.60%, 10/20/38 1,000 959,616
Benefit Street Partners CLO Ltd.,
Series 2015-6BR, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 5.51%, 04/20/38
(a)(c)
.... 4,000 4,006,045
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1R, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.86%, 07/20/37
(a)(c)
.... 8,550 8,605,395
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class A1R3,
(3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.63%, 07/20/38
(a)(c)
9,334 9,365,969
Benefit Street Partners CLO XVI Ltd.,
Series 2018-16A, Class A1R2,
(3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.64%, 01/17/38
(a)(c)
6,000 6,022,194
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ARR, (3-mo.
CME Term SOFR at 1.29% Floor +
1.29%), 5.58%, 07/15/37
(a)(c)
.... 4,750 4,764,509
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class ER, (3-mo.
CME Term SOFR at 5.25% Floor +
5.25%), 9.57%, 04/25/34
(a)(c)
.... 2,300 2,318,990
Bethpage Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%),
5.71%, 01/15/35
(a)(c)
.......... 8,000 8,011,078
Birch Grove CLO 13 Ltd., Series 2025-
13A, Class A1, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%),
5.47%, 10/23/38
(a)(c)
.......... 7,750 7,770,231
Birch Grove CLO 3 Ltd., Series 2021-
3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%),
5.59%, 01/19/38
(a)(c)
.......... 3,460 3,467,785
BlueMountain CLO Ltd.
(a)(c)
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 6.19%, 10/22/30 ... 3,635 3,631,252
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.26%), 5.59%, 04/20/31 ... 911 911,624
Series 2016-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.41%, 11/15/30 ... 1,779 1,779,726
Series 2016-3A, Class A2R2, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.91%, 11/15/30 ... 7,400 7,408,836
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 6.27%, 07/30/30 ... 273 272,804
Series 2018-2A, Class A, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 5.58%, 08/15/31 ... 504 504,460
Series 2018-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 6.17%, 08/15/31 ... 2,750 2,754,427

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.92%, 10/25/30 ... USD 9,000 $ 9,009,173
BlueMountain CLO XXII Ltd., Series
2018-22A, Class A1, (3-mo. CME
Term SOFR at 1.08% Floor +
1.34%), 5.66%, 07/15/31
(a)(c)
.... 561 561,306
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class D1R, (3-mo.
CME Term SOFR at 3.15% Floor +
3.41%), 7.73%, 07/25/34
(a)(c)
.... 250 251,102
BlueMountain CLO XXVI Ltd., Series
2019-26A, Class D1R, (3-mo.
CME Term SOFR at 3.50% Floor +
3.76%), 8.09%, 10/20/34
(a)(c)
.... 1,330 1,333,068
BlueMountain CLO XXX Ltd.
(a)(c)
Series 2020-30A, Class AR2, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 5.15%, 04/15/35 ... 3,500 3,500,000
Series 2020-30A, Class ER, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.70%), 11.02%, 04/15/35 .. 250 250,000
BlueMountain Fuji US CLO II Ltd.,
Series 2017-2A, Class A1AR, (3-mo.
CME Term SOFR at 0.00% Floor +
1.26%), 5.59%, 10/20/30
(a)(c)
.... 1,033 1,033,870
Bryant Park CLO Ltd., Series 2025-27A,
Class A1, (3-mo. CME Term SOFR
at 1.33% Floor + 1.33%), 5.53%,
07/20/38
(a)(c)
............... 7,250 7,278,116
Bryant Park Funding Ltd.
(a)(c)
Series 2023-19A, Class A1R, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.52%, 04/15/38 ... 2,000 2,001,408
Series 2023-19A, Class D2R, (3-mo.
CME Term SOFR at 3.95% Floor
+ 3.95%), 8.27%, 04/15/38 ... 1,500 1,504,335
Series 2023-21A, Class AR, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 0.00%, 10/18/38 ... 7,750 7,750,000
Series 2024-25A, Class A1, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.67%, 01/18/38 ... 5,000 5,014,126
BSPDF Issuer LLC, Series 2025-FL2,
Class A, (1-mo. CME Term SOFR
at 1.52% Floor + 1.52%), 5.85%,
12/15/42
(a)(c)
............... 2,996 2,995,451
BXMT Ltd., Series 2025-FL5, Class A,
(1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 5.77%, 10/18/42
(a)(c)
16,906 16,830,243
Canyon Capital CLO R Ltd., Series
2012-1RA, Class C, (3-mo. CME
Term SOFR at 2.00% Floor +
2.26%), 6.58%, 07/15/30
(a)(c)
.... 1,500 1,502,914
Canyon CLO Ltd.
(a)(c)
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 5.65%, 07/15/31 ... 1,493 1,494,438
Series 2020-3A, Class A1R, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.72%, 10/15/37 ... 5,820 5,840,751
Series 2021-4A, Class AR, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.10%), 5.42%, 10/15/34 ... 3,500 3,502,456
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Carbone CLO Ltd.
(a)(c)
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.40%), 5.73%, 01/20/31 ... USD 1,113 $ 1,115,244
Series 2017-1A, Class C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.86%), 7.19%, 01/20/31 ... 3,000 2,991,095
Carlyle Global Market Strategies CLO
Ltd., Series 2014-2RA, Class A1,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.31%), 5.52%, 05/15/31
(a)(c)
952 952,634
Carlyle US CLO Ltd.
(a)(c)
Series 2021-10A, Class D2R, (3-mo.
CME Term SOFR at 4.30% Floor
+ 4.30%), 8.63%, 01/20/38 ... 1,500 1,515,000
Series 2022-3A, Class AR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.88%, 04/20/37 ... 2,000 2,007,655
CarVal CLO I Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR
at 0.00% Floor + 3.15%), 7.47%,
07/16/31
(a)(c)
............... 1,705 1,713,310
CarVal CLO VC Ltd.
(a)(c)
Series 2021-2A, Class D, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 7.83%, 10/15/34 ... 500 501,529
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 6.75% Floor
+ 7.01%), 11.33%, 10/15/34 .. 250 250,565
Cayuga Park CLO Ltd., Series 2020-1A,
Class AR, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.70%,
07/17/34
(a)(c)
............... 1,710 1,712,471
CBAM Ltd., Series 2018-7A, Class B1,
(3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 6.19%, 07/20/31
(a)(c)
1,000 1,000,850
CBAMR Ltd.
(a)(c)
Series 2018-5A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.45%, 10/17/38 ... 3,525 3,535,815
Series 2019-9A, Class AR, (3-mo.
CME Term SOFR at 1.63% Floor
+ 1.63%), 5.95%, 07/15/37 ... 1,000 1,003,366
Cedar Funding V CLO Ltd.
(a)(c)
Series 2016-5A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.68%, 07/17/31 ... 2,713 2,716,758
Series 2016-5A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 6.33%, 07/17/31 ... 750 750,713
Series 2016-5A, Class CR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.36%), 6.68%, 07/17/31 ... 2,000 2,004,410
Cedar Funding VII CLO Ltd.
(a)(c)
Series 2018-7A, Class DR, (3-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 7.08%, 01/20/31 ... 6,750 6,734,123
Series 2018-7A, Class E, (3-mo.
CME Term SOFR at 4.55% Floor
+ 4.81%), 9.14%, 01/20/31 ... 2,963 2,959,909
Series 2018-7A, Class F, (3-mo.
CME Term SOFR at 6.90% Floor
+ 7.16%), 11.49%, 01/20/31 .. 2,000 1,878,979
Series 2018-7A, Class SUB, 0.00%,
01/20/31 ............... 1,750 250,021

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R2, (3-mo.
CME Term SOFR at 1.30% Floor +
1.30%), 5.50%, 05/29/32
(a)(c)
.... USD 1,000 $ 999,573
Cedar Funding XIV CLO Ltd.
(a)(c)
Series 2021-14A, Class D1R, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.42%, 10/15/37 ... 8,750 8,773,703
Series 2021-14A, Class ER, (3-mo.
CME Term SOFR at 7.39% Floor
+ 7.39%), 11.71%, 10/15/37 .. 4,900 4,946,465
Cedar Funding XIX CLO Ltd., Series
2024-19A, Class A1, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.65%, 01/23/38
(a)(c)
.... 30,350 30,437,223
CIFC Funding 2018-II Ltd.
(a)(c)
Series 2018-2A, Class A1R, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.70%, 10/20/37 ... 2,513 2,519,936
Series 2018-2A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 6.08%, 10/20/37 ... 500 502,670
CIFC Funding 2021-IV Ltd.
(a)(c)
Series 2021-4A, Class AR, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.68%, 07/23/37 ... 2,776 2,784,797
Series 2021-4A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.97%, 07/23/37 ... 500 501,625
CIFC Funding Ltd.
(a)(c)
Series 2013-2A, Class A1L2, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 5.59%, 10/18/30 ... 236 236,736
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.69%, 01/18/31 ... 230 230,306
Series 2014-2RA, Class AR, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.68%, 10/24/37 ... 3,500 3,510,371
Series 2017-5A, Class AR, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.73%, 07/17/37 ... 18,250 18,315,481
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.35%, 10/18/38 ... 7,750 7,778,140
Series 2019-2A, Class A1RR, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.39%, 10/17/38 ... 3,500 3,508,088
Series 2019-4A, Class A1R2, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.65%, 07/15/38 ... 5,000 5,015,102
Series 2019-4A, Class BR2, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.20%, 07/15/38 ... 3,000 3,007,936
Series 2019-5A, Class CR2, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.94%, 10/15/38 ... 2,000 2,005,367
Series 2024-3A, Class A1, (3-mo.
CME Term SOFR at 1.48% Floor
+ 1.48%), 5.81%, 07/21/37 ... 5,500 5,526,092
Creeksource Dunes Creek CLO Ltd.
(a)(c)
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.73%, 01/15/38 ... 8,000 8,034,740
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2024-1A, Class B, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 6.07%, 01/15/38 ... USD 2,000 $ 2,006,740
Crown City CLO III, Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 5.76%,
07/20/34
(a)(c)
............... 250 250,363
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (3-mo. CME Term
SOFR at 3.75% Floor + 4.01%),
8.33%, 07/14/34
(a)(c)
.......... 1,000 1,002,310
Crown Point CLO IV Ltd., Series
2018-4A, Class C, (3-mo. CME Term
SOFR + 2.16%), 6.49%, 04/20/31
(a)(c)
1,350 1,352,610
Diameter Capital CLO 10 Ltd., Series
2025-10A, Class A, (3-mo. CME
Term SOFR at 1.31% Floor +
1.31%), 5.60%, 04/20/38
(a)(c)
.... 10,983 11,019,225
Diameter Capital CLO 2 Ltd.
(a)(c)
Series 2021-2A, Class A1R, (3-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.71%, 10/15/37 ... 14,750 14,810,752
Series 2021-2A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 10.47%, 10/15/37 .. 3,000 3,040,637
Diameter Capital CLO 4 Ltd., Series
2022-4A, Class A1R, (3-mo. CME
Term SOFR at 1.83% Floor +
1.83%), 6.15%, 01/15/37
(a)(c)
.... 6,750 6,766,517
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 5.55%, 04/15/31
(a)(c)
.... 1,137 1,137,310
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 6.19%, 07/18/30
(a)(c)
.... 1,000 1,001,500
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.28%), 5.60%,
04/15/31
(a)(c)
............... 972 973,177
Dryden 61 CLO Ltd., Series 2018-61A,
Class A1R2, (3-mo. CME Term
SOFR at 1.08% Floor + 1.08%),
5.40%, 01/17/32
(a)(c)
.......... 3,661 3,660,778
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 6.19%,
07/18/30
(a)(c)
............... 700 701,512
Dryden 87 CLO Ltd., Series 2021-87A,
Class A1R, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.53%,
08/20/38
(a)(c)
............... 3,100 3,110,095
Eaton Vance CLO Ltd., Series 2013-1A,
Class AR4, (3-mo. CME Term SOFR
at 1.34% Floor + 1.34%), 5.62%,
10/15/38
(a)(c)
............... 9,750 9,792,683
Elevation CLO Ltd., Series 2013-1A,
Class A1R3, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%),
5.62%, 07/25/38
(a)(c)
.......... 9,750 9,795,209
Elmwood CLO 16 Ltd., Series 2022-3A,
Class FR, (3-mo. CME Term SOFR
at 8.00% Floor + 8.00%), 12.33%,
04/20/37
(a)(c)
............... 2,090 1,969,739

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Elmwood CLO 17 Ltd., Series 2022-4A,
Class D2R, (3-mo. CME Term SOFR
at 4.40% Floor + 4.40%), 8.72%,
07/17/37
(a)(c)
............... USD 3,000 $ 3,010,433
Elmwood CLO 18 Ltd., Series 2022-5A,
Class SUB, 0.00%, 07/17/37
(a)(c)
.. 6,000 2,373,300
Elmwood CLO 19 Ltd., Series 2022-6A,
Class AR2, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 0.00%,
10/17/38
(a)(c)
............... 7,500 7,514,250
Elmwood CLO 20 Ltd., Series 2022-7A,
Class FR, (3-mo. CME Term SOFR
at 8.00% Floor + 8.00%), 12.32%,
01/17/37
(a)(c)
............... 3,500 3,350,975
Elmwood CLO 22 Ltd., Series 2023-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 5.52%,
04/17/38
(a)(c)
............... 4,750 4,754,840
Elmwood CLO 24 Ltd., Series 2023-3A,
Class AR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.64%,
01/17/38
(a)(c)
............... 1,083 1,087,337
Elmwood CLO 28 Ltd., Series 2024-4A,
Class F, (3-mo. CME Term SOFR
at 7.25% Floor + 7.25%), 11.57%,
04/17/37
(a)(c)
............... 2,000 1,946,662
Elmwood CLO 41 Ltd., Series 2025-4A,
Class E, (3-mo. CME Term SOFR
at 6.00% Floor + 6.00%), 10.29%,
07/17/38
(a)(c)
............... 2,000 2,065,018
Elmwood CLO I Ltd., Series 2019-1A,
Class SUB, 0.00%, 04/20/37
(a)(c)
.. 7,500 3,692,550
Elmwood CLO II Ltd., Series 2019-2A,
Class D1RR, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%),
7.38%, 10/20/37
(a)(c)
.......... 3,000 3,029,248
Elmwood CLO III Ltd.
(a)(c)
Series 2019-3A, Class ERR, (3-mo.
CME Term SOFR at 5.95% Floor
+ 5.95%), 10.28%, 07/18/37 .. 500 498,249
Series 2019-3A, Class FRR, (3-mo.
CME Term SOFR at 7.91% Floor
+ 7.91%), 12.24%, 07/18/37 .. 3,450 3,191,482
Series 2019-3A, Class SUB, 0.00%,
07/18/37 ............... 5,540 2,619,866
Elmwood CLO VI Ltd., Series 2020-3A,
Class SUB, 0.00%, 10/20/34
(a)(c)
.. 2,500 1,114,923
Elmwood CLO VII Ltd., Series 2020-4A,
Class A1RR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.68%, 10/17/37
(a)(c)
.......... 2,750 2,759,430
Elmwood CLO VIII Ltd.
(a)(c)
Series 2021-1A, Class FR, (3-mo.
CME Term SOFR at 8.00% Floor
+ 8.00%), 12.33%, 04/20/37 .. 10,250 9,636,699
Series 2021-1A, Class SUB, 0.00%,
01/20/34 ............... 10,500 3,290,070
Flatiron CLO 20 Ltd., Series 2020-1A,
Class A1R2, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%),
5.23%, 11/20/38
(a)(c)
.......... 2,522 2,522,000
Flatiron CLO 21 Ltd., Series 2021-1A,
Class SUB, 0.00%, 07/19/34
(a)(c)
.. 5,000 2,795,950
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Flatiron CLO 25 Ltd.
(a)(c)
Series 2024-2A, Class A, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.67%, 10/17/37 ... USD 1,150 $ 1,154,401
Series 2024-2A, Class C, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.17%, 10/17/37 ... 310 310,820
Flatiron CLO 28 Ltd., Series 2024-1A,
Class ER, (3-mo. CME Term SOFR
at 4.60% Floor + 4.60%), 8.85%,
07/15/36
(a)(c)
............... 2,000 1,999,977
Galaxy XXVI CLO Ltd., Series 2018-
26A, Class AR, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.37%, 11/22/31
(a)(c)
.......... 444 443,853
Generate CLO 19 Ltd., Series 2025-
19A, Class A, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
5.57%, 04/22/36
(a)(c)
.......... 1,000 1,003,546
Generate CLO 20 Ltd., Series 2024-
20A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%),
5.62%, 01/25/38
(a)(c)
.......... 3,000 3,008,988
Generate CLO 22 Ltd., Series 2025-
22A, Class A, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.65%, 07/20/38
(a)(c)
.......... 31,500 31,610,313
Generate CLO 7 Ltd., Series 7A, Class
A1R, (3-mo. CME Term SOFR
at 1.62% Floor + 1.62%), 5.95%,
04/22/37
(a)(c)
............... 1,972 1,978,639
Generate CLO 9 Ltd., Series 9A, Class
AR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.68%,
01/20/38
(a)(c)
............... 31,384 31,476,259
GoldenTree Loan Management US
CLO 11 Ltd., Series 2021-11A,
Class ER, (3-mo. CME Term SOFR
at 4.90% Floor + 4.90%), 9.23%,
10/20/34
(a)(c)
............... 5,765 5,773,687
Golub Capital Partners 48 LP, Series
2020-48A, Class A1R, (3-mo.
CME Term SOFR at 1.31% Floor +
1.31%), 5.63%, 04/17/38
(a)(c)
.... 6,530 6,551,635
Golub Capital Partners CLO 43B Ltd.,
Series 2019-43A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor +
1.34%), 5.67%, 10/20/37
(a)(c)
.... 8,650 8,671,921
Golub Capital Partners CLO 44M Ltd.,
Series 2019-44A, Class A1R, (3-mo.
CME Term SOFR at 1.57% Floor +
1.57%), 5.90%, 10/21/38
(a)(c)
.... 25,488 25,570,703
Golub Capital Partners CLO 49M Ltd.,
Series 2020-49A, Class A1R2,
(3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 5.84%, 07/20/38
(a)(c)
29,200 29,243,847
Golub Capital Partners CLO 53B Ltd.,
Series 2021-53A, Class ER, (3-mo.
CME Term SOFR at 4.70% Floor +
4.70%), 9.03%, 07/20/34
(a)(c)
.... 2,595 2,587,246
Golub Capital Partners CLO 77 B Ltd.,
Series 2024-77A, Class A1, (3-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 5.57%, 01/25/38
(a)(c)
.... 5,250 5,260,478

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Golub Capital Partners CLO 81 B Ltd.,
Series 2025-81A, Class A1, (3-mo.
CME Term SOFR at 1.31% Floor +
1.31%), 5.64%, 07/20/38
(a)(c)
.... USD 3,750 $ 3,755,820
Great Lakes CLO VII Ltd., Series
2024-7A, Class A, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
6.33%, 04/20/37
(a)(c)
.......... 16,000 16,038,694
Greystone CRE Notes LLC, Series
2025-FL4, Class A, (1-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 5.63%, 01/15/43
(a)(c)
.... 4,308 4,309,625
GT Loan Financing I Ltd., Series 2013-
1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.36%),
6.68%, 07/28/31
(a)(c)
.......... 500 501,071
HalseyPoint CLO 6 Ltd., Series 2022-
6A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%),
5.68%, 01/20/38
(a)(c)
.......... 2,800 2,808,657
ICG US CLO Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.29% Floor + 1.29%), 0.00%,
10/20/38
(a)(c)
............... 9,480 9,480,000
IVY Hill Middle Market Credit Fund XII
Ltd., Series 12A, Class A1R2, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.73%, 04/20/37
(a)(c)
.... 15,500 15,538,697
IVY Hill Middle Market Credit Fund XVIII
Ltd., Series 18A, Class A1R, (3-mo.
CME Term SOFR at 1.58% Floor +
1.58%), 5.91%, 01/22/37
(a)(c)
.... 7,120 7,144,920
Kings Park CLO Ltd., Series 2021-1A,
Class A, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.72%,
01/21/35
(a)(c)
............... 2,000 2,003,000
KKR CLO 10 Ltd., Series 10, Class BR,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.96%), 6.00%, 09/15/29
(a)(c)
331 330,682
KKR CLO 35 Ltd., Series 35A, Class
AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 5.53%,
01/20/38
(a)(c)
............... 2,500 2,502,977
KKR CLO 54 Ltd., Series 2024-54A,
Class A, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.64%,
01/15/38
(a)(c)
............... 4,734 4,752,124
KKR CLO 58 Ltd., Series 2025-58A,
Class A1, (3-mo. CME Term SOFR
at 1.29% Floor + 1.29%), 5.29%,
10/15/38
(a)(c)(d)
.............. 14,700 14,733,075
KKR Financial CLO Ltd., Series 2013-
1A, Class A2R2, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.77%, 04/15/29
(a)(c)
.......... 924 925,108
Lake George Park CLO Ltd., Series
2025-1A, Class E, (3-mo. CME Term
SOFR at 4.60% Floor + 4.60%),
8.89%, 04/15/38
(a)(c)
.......... 2,100 2,108,517
Lakeside Park CLO Ltd., Series 2025-
1A, Class E, (3-mo. CME Term
SOFR at 4.60% Floor + 4.60%),
8.89%, 04/15/38
(a)(c)
.......... 2,000 2,007,088
LCM 26 Ltd., Series 26A, Class D,
(3-mo. CME Term SOFR at 2.50%
Floor + 2.76%), 7.09%, 01/20/31
(a)(c)
5,900 5,888,133
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
LCM XIV LP, Series 14A, Class AR,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.30%), 5.63%, 07/20/31
(a)(c)
USD 8 $ 7,537
LCM XVIII LP, Series 18A, Class A1R,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.28%), 5.61%, 04/20/31
(a)(c)
166 166,460
Lewey Park CLO Ltd., Series 2024-1A,
Class B2, 4.98%, 10/21/37
(c)
.... 2,750 2,664,614
LoanCore Issuer Ltd., Series 2022-
CRE7, Class A, (SOFR 30 day
Average at 1.55% Floor + 1.55%),
5.93%, 01/17/37
(a)(c)
.......... 1,151 1,151,519
Loanpal Solar Loan Ltd.
(c)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 2,996 2,542,189
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 6,231 5,218,152
Madison Park Funding LXIII Ltd.,
Series 2023-63A, Class A1R, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.73%, 07/21/38
(a)(c)
.... 7,750 7,783,839
Madison Park Funding XL-R Ltd.
(a)(c)(d)
Series 2025-40RA, Class A, (3-mo.
CME Term SOFR at 1.29% Floor
+ 1.29%), 5.25%, 10/16/38 ... 43,510 43,510,000
Series 2025-40RA, Class D1, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 6.91%, 10/16/38 ... 3,750 3,750,000
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class E, (3-mo.
CME Term SOFR at 6.51% Floor +
6.51%), 10.84%, 04/19/33
(a)(c)
.... 500 500,857
Madison Park Funding XXIII Ltd.
(a)(c)
Series 2017-23A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.81%), 6.13%, 07/27/31 ... 2,000 2,004,020
Series 2017-23A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 6.58%, 07/27/31 ... 3,000 3,005,695
Madison Park Funding XXIV Ltd.
(a)(c)
Series 2016-24A, Class BR2, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.88%, 10/20/29 ... 7,250 7,248,840
Series 2016-24A, Class CR2, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 6.38%, 10/20/29 ... 1,500 1,502,908
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A1R, (3-mo.
CME Term SOFR at 1.20% Floor +
1.20%), 5.53%, 04/20/38
(a)(c)
.... 1,900 1,902,375
Madison Park Funding XXX Ltd.,
Series 2018-30A, Class A1R, (3-mo.
CME Term SOFR at 1.36% Floor +
1.36%), 5.68%, 07/16/37
(a)(c)
.... 30,550 30,650,815
Madison Park Funding XXXIII Ltd.,
Series 2019-33A, Class AR, (3-mo.
CME Term SOFR at 1.29% Floor +
1.29%), 5.61%, 10/15/32
(a)(c)
.... 15,152 15,169,037
Madison Park Funding XXXIV Ltd.,
Series 2019-34A, Class D1RR,
(3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 7.67%, 10/16/37
(a)(c)
1,500 1,506,102
Madison Park Funding XXXV Ltd.,
Series 2019-35A, Class DR, (3-mo.
CME Term SOFR at 3.00% Floor +
3.26%), 7.59%, 04/20/32
(a)(c)
.... 1,500 1,507,215

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.85%, 04/15/37
(a)(c)
.... USD 1,500 $ 1,507,538
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class C, (3-mo.
CME Term SOFR at 2.16% Floor +
2.16%), 6.48%, 07/17/34
(a)(c)
.... 250 250,351
Maranon Loan Funding Ltd., Series
2020-1A, Class A, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%),
6.53%, 01/15/34
(a)(c)
.......... 1,537 1,543,924
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (3-mo. CME
Term SOFR at 3.65% Floor +
3.91%), 8.24%, 01/22/35
(a)(c)
.... 500 501,062
MidOcean Credit CLO XIX, Series
2025-19A, Class A1, (3-mo. CME
Term SOFR at 1.45% Floor +
1.45%), 5.77%, 07/20/36
(a)(c)
.... 5,000 5,021,951
MidOcean Credit CLO XVII Ltd.,
Series 2024-17A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor +
1.38%), 5.71%, 01/20/38
(a)(c)
.... 1,820 1,825,614
MidOcean Credit CLO XVIII LLC,
Series 2025-18A, Class A1, (3-mo.
CME Term SOFR at 1.17% Floor +
1.17%), 5.49%, 10/18/35
(a)(c)
.... 3,000 3,000,337
MidOcean Credit CLO XXI, Series
2025-21A, Class A1, (3-mo. CME
Term SOFR at 1.26% Floor +
1.26%), 0.00%, 10/20/38
(a)(c)
.... 7,360 7,360,000
Milos CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at
1.07% Floor + 1.33%), 5.66%,
10/20/30
(a)(c)
............... 1,130 1,131,021
Neuberger Berman CLO XX Ltd.,
Series 2015-20A, Class BR3, (3-mo.
CME Term SOFR at 1.50% Floor +
1.50%), 5.82%, 04/15/39
(a)(c)
.... 750 751,223
Neuberger Berman CLO XXI Ltd.,
Series 2016-21A, Class A1R3,
(3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.65%, 01/20/39
(a)(c)
6,750 6,777,023
Neuberger Berman Loan Advisers CLO
30 Ltd., Series 2018-30A, Class
A1R2, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 5.57%,
01/20/37
(a)(c)
............... 5,720 5,733,158
Neuberger Berman Loan Advisers CLO
31 Ltd., Series 2019-31A, Class
AR2, (3-mo. CME Term SOFR
at 1.23% Floor + 1.23%), 5.56%,
01/20/39
(a)(c)
............... 5,000 5,010,409
Neuberger Berman Loan Advisers CLO
33 Ltd., Series 2019-33A, Class
AR2, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 5.54%,
04/16/39
(a)(c)
............... 11,300 11,319,775
Neuberger Berman Loan Advisers CLO
36R Ltd.
(a)(c)
Series 2020-36RA, Class A, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.55%, 07/20/39 ... 11,750 11,780,887
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-36RA, Class C, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.13%, 07/20/39 ... USD 6,700 $ 6,716,750
Series 2020-36RA, Class D, (3-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 7.03%, 07/20/39 ... 1,560 1,565,460
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class BR,
(3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.83%, 01/20/37
(a)(c)
1,250 1,248,175
New Mountain CLO 2 Ltd., Series CLO-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.68%, 01/15/38
(a)(c)
.......... 11,000 11,037,453
New Mountain CLO 3 Ltd., Series CLO-
3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.61%, 10/20/38
(a)(c)
.......... 19,640 19,713,650
New Mountain CLO 5 Ltd., Series CLO-
5A, Class AR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
5.58%, 07/20/36
(a)(c)
.......... 4,750 4,767,423
New Mountain CLO 8 Ltd., Series CLO-
8A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%),
0.00%, 10/20/38
(a)(c)
.......... 14,730 14,730,000
NYACK Park CLO Ltd., Series 2021-1A,
Class D1R, (3-mo. CME Term SOFR
at 2.70% Floor + 2.70%), 0.00%,
10/20/38
(a)(c)
............... 3,500 3,486,875
Oak Hill Credit Partners X-R Ltd.,
Series 2014-10RA, Class D2R2,
(3-mo. CME Term SOFR at 3.60%
Floor + 3.60%), 7.93%, 04/20/38
(a)(c)
1,500 1,503,951
Oaktree CLO Ltd.
(a)(c)
Series 2024-26A, Class D1, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 7.78%, 04/20/37 ... 3,000 3,041,077
Series 2024-27A, Class A2, (3-mo.
CME Term SOFR at 1.57% Floor
+ 1.57%), 5.90%, 10/22/37 ... 960 963,756
Series 2024-27A, Class D1, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 7.33%, 10/22/37 ... 900 908,384
Series 2025-31A, Class A, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 5.60%, 07/15/38 ... 3,560 3,565,998
OCP CLO Ltd.
(a)(c)
Series 2014-5A, Class A1R, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 5.66%, 04/26/31 ... 70 70,033
Series 2014-5A, Class CR, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 7.48%, 04/26/31 ... 1,430 1,431,890
Series 2016-12A, Class BAR3, (3-
mo. CME Term SOFR at 1.68%
Floor + 1.68%), 6.01%, 10/18/37 6,750 6,770,994
Series 2016-12A, Class E2R3, (3-
mo. CME Term SOFR at 7.34%
Floor + 7.34%), 11.67%, 10/18/37 2,250 2,151,891
Series 2016-12A, Class XR3, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.53%, 10/18/37 ... 850 850,005
Series 2017-13A, Class AR2, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.67%, 11/26/37 ... 25,800 25,877,372

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-14A, Class D2R, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.83%, 07/20/37 ... USD 6,250 $ 6,292,977
Series 2019-16A, Class AR, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.26%), 5.59%, 04/10/33 ... 410 410,914
Series 2019-16A, Class DR, (3-mo.
CME Term SOFR at 3.41% Floor
+ 3.41%), 7.74%, 04/10/33 ... 2,200 2,207,239
Series 2020-8RA, Class AR, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.57%, 10/17/36 ... 773 774,126
Series 2020-8RA, Class AR2, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 0.00%, 10/17/38 ... 1,000 1,000,000
Series 2020-18A, Class A1R2, (3-
mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.70%, 07/20/37 11,000 11,035,006
Series 2020-18A, Class D1R2, (3-
mo. CME Term SOFR at 3.10%
Floor + 3.10%), 7.43%, 07/20/37 2,750 2,774,976
Series 2020-18A, Class ER2, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 10.58%, 07/20/37 .. 3,650 3,688,937
Series 2020-19A, Class A1R2, (3-
mo. CME Term SOFR at 1.18%
Floor + 1.18%), 5.51%, 04/20/38 9,750 9,764,631
Series 2021-21A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.18%), 5.51%, 01/20/38 ... 3,000 3,004,349
Series 2021-21A, Class ER, (3-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 9.03%, 01/20/38 ... 1,250 1,256,260
Series 2022-25A, Class PREF,
0.00%, ................ 12,500 7,540,220
Octagon 57 Ltd., Series 2021-1A, Class
C, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.63%, 10/15/34
(a)(c)
2,750 2,754,227
Octagon 63 Ltd., Series 2024-2A, Class
F, (3-mo. CME Term SOFR at 6.50%
Floor + 6.50%), 10.83%, 07/20/37
(a)(c)
5,670 5,207,942
Octagon 66 Ltd., Series 2022-1A,
Class A1R, (3-mo. CME Term SOFR
at 1.75% Floor + 1.75%), 5.94%,
11/16/36
(a)(c)
............... 2,650 2,653,883
Octagon Investment Partners XVI
Ltd.
(a)(c)
Series 2013-1A, Class A1R, (3-mo.
CME Term SOFR at 1.02% Floor
+ 1.28%), 5.60%, 07/17/30 ... 753 753,873
Series 2013-1A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 6.18%, 07/17/30 ... 9,485 9,499,227
OHA Credit Funding 22 Ltd., Series
2025-22A, Class A1, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.61%, 07/20/38
(a)(c)
.... 3,000 3,008,005
OHA Credit Funding 5 Ltd.
(a)(c)
Series 2020-5A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.68%, 10/18/37 ... 24,220 24,312,704
Series 2020-5A, Class ER, (3-mo.
CME Term SOFR at 5.40% Floor
+ 5.40%), 9.73%, 10/18/37 ... 1,000 1,010,990
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR2, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.66%, 10/20/37
(a)(c)
.... USD 500 $ 501,818
OHA Credit Funding 9 Ltd., Series
2021-9A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor +
1.35%), 5.68%, 10/19/37
(a)(c)
.... 2,750 2,760,530
OHA Credit Partners XVII Ltd., Series
2024-17A, Class B2, 5.51%,
01/18/38
(c)
................ 6,000 5,864,536
OHA Loan Funding Ltd.
(a)(c)
Series 2013-2A, Class AR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.30%), 5.50%, 05/23/31 ... 3,575 3,578,075
Series 2013-2A, Class AR2, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 0.00%, 10/20/38
(d)
.. 20,315 20,315,000
Orchard Park CLO Ltd., Series 2024-
1A, Class E, (3-mo. CME Term
SOFR at 5.60% Floor + 5.60%),
9.93%, 10/20/37
(a)(c)
.......... 1,000 1,013,579
Orion CLO Ltd., Series 2024-4A, Class
A, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.71%, 10/20/37
(a)(c)
1,010 1,012,760
OZLM VI Ltd., Series 2014-6A, Class
SUB, 0.00%, 04/17/31
(a)(c)(e)(f)
.... 3,200 8,112
OZLM XIX Ltd., Series 2017-19A, Class
A1RR, (3-mo. CME Term SOFR
at 1.35% Floor + 1.35%), 5.67%,
01/15/35
(a)(c)
............... 9,750 9,759,471
OZLM XVIII Ltd., Series 2018-18A,
Class A, (3-mo. CME Term SOFR
at 1.02% Floor + 1.28%), 5.60%,
04/15/31
(a)(c)
............... 1,537 1,538,402
OZLM XXIV Ltd., Series 2019-24A,
Class A1AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.75%, 07/20/32
(a)(c)
.......... 2,425 2,429,505
Palmer Square CLO Ltd.
(a)(c)
Series 2019-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.36%, 08/14/38 ... 7,250 7,268,125
Series 2020-3A, Class ER2, (3-mo.
CME Term SOFR at 8.60% Floor
+ 8.60%), 12.81%, 11/15/36 .. 3,150 2,987,612
Series 2021-3A, Class A1R, (3-mo.
CME Term SOFR at 1.29% Floor
+ 1.29%), 5.59%, 10/15/38 ... 4,500 4,517,304
Series 2021-4A, Class A1R, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 5.59%, 07/15/38 ... 4,750 4,765,492
Series 2022-1A, Class A1R, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.21%, 10/20/38 ... 21,210 21,270,253
Series 2022-3A, Class D1R, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 7.28%, 07/20/37 ... 880 889,589
Series 2023-1A, Class ER, (3-mo.
CME Term SOFR at 4.90% Floor
+ 4.90%), 9.23%, 01/20/38 ... 1,000 1,006,782
Series 2025-1A, Class E, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.81%, 04/20/38 ... 1,000 1,000,315

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2025-3A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.30%), 5.58%, 07/20/37 ... USD 4,750 $ 4,758,995
Palmer Square Loan Funding Ltd.
(a)(c)
Series 2022-2A, Class A1, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.59%, 10/15/30 ... 1,598 1,598,600
Series 2022-2A, Class A2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.22%, 10/15/30 ... 25,000 25,023,000
Series 2022-2A, Class B, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.20%), 6.52%, 10/15/30 ... 10,500 10,520,051
Series 2022-2A, Class C, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.42%, 10/15/30 ... 8,395 8,434,055
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.20% Floor
+ 6.20%), 10.52%, 10/15/30 .. 11,750 11,756,578
Series 2022-3A, Class A1BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.72%, 04/15/31 ... 6,000 6,008,988
Series 2022-3A, Class DR, (3-mo.
CME Term SOFR at 5.90% Floor
+ 5.90%), 10.22%, 04/15/31 .. 5,000 5,001,557
Series 2024-1A, Class D, (3-mo.
CME Term SOFR at 4.90% Floor
+ 4.90%), 9.22%, 10/15/32 ... 1,750 1,750,086
Series 2024-2A, Class A2, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.77%, 01/15/33 ... 9,750 9,745,028
Series 2024-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 6.02%, 01/15/33 ... 3,000 3,001,145
Series 2024-2A, Class D, (3-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 9.02%, 01/15/33 ... 3,500 3,500,165
Series 2024-3A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.88%, 08/08/32 ... 2,000 2,001,820
Series 2024-3A, Class B, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.13%, 08/08/32 ... 1,000 1,001,734
Series 2024-3A, Class C, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 7.18%, 08/08/32 ... 2,000 2,008,200
Series 2025-1A, Class C, (3-mo.
CME Term SOFR at 2.25% Floor
+ 2.25%), 6.46%, 02/15/33 ... 2,000 2,000,000
Series 2025-1A, Class D, (3-mo.
CME Term SOFR at 4.10% Floor
+ 4.10%), 8.31%, 02/15/33 ... 4,000 3,996,928
Series 2025-2A, Class C, (3-mo.
CME Term SOFR at 2.50% Floor
+ 2.50%), 6.79%, 07/15/33 ... 5,125 5,125,579
Series 2025-2A, Class D, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.79%, 07/15/33 ... 3,750 3,753,432
Park Blue CLO 2025-VII Ltd., Series
2025-7A, Class A1, (3-mo. CME
Term SOFR at 1.22% Floor +
1.22%), 5.47%, 04/25/38
(a)(c)
.... 8,750 8,760,796
Park Blue CLO Ltd.
(a)(c)
Series 2022-2A, Class A1R, (3-mo.
CME Term SOFR at 1.42% Floor
+ 1.42%), 5.75%, 07/20/37 ... 9,750 9,780,946
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2023-3A, Class A1R, (3-mo.
CME Term SOFR at 1.48% Floor
+ 1.48%), 5.81%, 04/20/37 ... USD 3,000 $ 3,016,038
Series 2023-3A, Class ER, (3-mo.
CME Term SOFR at 6.92% Floor
+ 6.92%), 11.25%, 04/20/38 .. 2,000 1,996,250
Series 2025-8A, Class E, (3-mo.
CME Term SOFR at 5.55% Floor
+ 5.55%), 9.50%, 10/25/38 ... 1,500 1,500,000
Series 2025-9A, Class A1, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.43%, 10/20/38 ... 44,010 44,164,594
PFS Financing Corp., 5.54%, 10/16/28
(c)
(d)
...................... 25,000 25,120,000
Pikes Peak CLO 10, Series 2022-10A,
Class A1R, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.69%,
01/22/38
(a)(c)
............... 3,000 3,010,287
Pikes Peak CLO 6, Series 2020-6A,
Class ERR, (3-mo. CME Term SOFR
at 4.60% Floor + 4.60%), 8.79%,
05/18/34
(a)(c)
............... 250 246,017
Point Au Roche Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%),
5.67%, 07/20/34
(a)(c)
.......... 1,000 1,001,000
Polus US CLO II Ltd., Series 2025-2A,
Class A1, (3-mo. CME Term SOFR
at 1.52% Floor + 1.52%), 5.80%,
07/20/38
(a)(c)
............... 3,010 3,025,316
Post CLO Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.93%,
04/20/37
(a)(c)
............... 13,620 13,672,656
Post CLO VI Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR
at 1.42% Floor + 1.42%), 5.75%,
01/20/38
(a)(c)
............... 13,800 13,863,948
Race Point X CLO Ltd., Series 2016-
10A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
5.68%, 07/25/31
(a)(c)
.......... 160 159,798
Rad CLO 10 Ltd., Series 2021-10A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 5.75%,
04/23/34
(a)(c)
............... 5,000 5,007,634
Rad CLO 15 Ltd., Series 2021-15A,
Class A1AR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.70%, 07/20/40
(a)(c)
.......... 16,500 16,577,471
Rad CLO 18 Ltd., Series 2023-18A,
Class A1R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.72%,
07/15/37
(a)(c)
............... 4,750 4,765,001
Rad CLO 27 Ltd., Series 2024-27A,
Class A1, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.64%,
01/15/38
(a)(c)
............... 20,750 20,829,400
Rad CLO 6 Ltd., Series 2019-6A, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.72%,
10/20/37
(a)(c)
............... 9,000 9,031,523
Rad CLO 7 Ltd.
(a)(c)
Series 2020-7A, Class A1R, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.67%, 04/17/36 ... 250 250,448

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-7A, Class CR, (3-mo.
CME Term SOFR at 2.60% Floor
+ 2.60%), 6.92%, 04/17/36 ... USD 500 $ 500,789
Series 2020-7A, Class D1R, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.15%), 8.47%, 04/17/36 ... 500 501,121
Rad CLO 9 Ltd., Series 2020-9A, Class
A1R, (3-mo. CME Term SOFR
at 1.34% Floor + 1.34%), 5.66%,
01/15/38
(a)(c)
............... 7,250 7,271,421
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.64%,
01/15/38
(a)(c)
............... 1,500 1,505,963
Regatta 31 Funding Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.40%, 03/25/38
(a)(c)
.......... 9,000 9,003,363
Regatta 32 Funding Ltd., Series 2025-
4A, Class A1, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%),
5.63%, 07/25/38
(a)(c)
.......... 7,000 7,028,721
Regatta VI Funding Ltd.
(a)(c)
Series 2016-1A, Class A1R3, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.21%, 10/20/38 ... 16,150 16,129,813
Series 2016-1A, Class D1R3, (3-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 6.71%, 10/20/38
(d)
.. 3,000 3,000,000
Regatta VII Funding Ltd.
(a)(c)
Series 2016-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.41%, 06/20/34 ... 1,300 1,302,016
Series 2016-1A, Class BR2, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 5.86%, 06/20/34 ... 250 250,592
Regatta XI Funding Ltd., Series 2018-
1A, Class AR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%),
5.72%, 07/17/37
(a)(c)
.......... 39,040 39,164,928
Regatta XIX Funding Ltd., Series
2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%),
6.18%, 04/20/35
(a)(c)
.......... 2,500 2,507,525
Regatta XVIII Funding Ltd., Series
2021-1A, Class A1R, (3-mo. CME
Term SOFR at 1.16% Floor +
1.16%), 5.48%, 04/15/38
(a)(c)
.... 672 672,248
Regatta XX Funding Ltd., Series 2021-
2A, Class AR, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%),
5.50%, 01/15/38
(a)(c)
.......... 9,750 9,754,875
Regatta XXIV Funding Ltd., Series
2021-5A, Class AR, (3-mo. CME
Term SOFR at 1.32% Floor +
1.32%), 5.65%, 01/20/38
(a)(c)
.... 17,000 17,068,058
Regatta XXV Funding Ltd.
(a)(c)
Series 2023-1A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.67%, 07/15/38 ... 5,000 5,021,361
Series 2023-1A, Class D2R, (3-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 8.58%, 07/15/38 ... 1,500 1,513,939
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Riverbank Park CLO Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 4.80% Floor + 4.80%),
9.12%, 01/25/38
(a)(c)
.......... USD 3,500 $ 3,517,483
Rockford Tower CLO Ltd.
(a)(c)
Series 2017-2A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 6.48%, 10/15/29 ... 1,250 1,252,280
Series 2017-2A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 3.11%), 7.43%, 10/15/29 ... 5,360 5,360,129
Series 2017-3A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.45%), 5.78%, 10/20/30 ... 3,032 3,034,962
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 199,303
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.98%), 6.19%, 05/20/31 ... 250 250,165
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 194,195
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 196,632
Series 2019-2A, Class BR2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.85%, 08/20/32 ... 1,150 1,149,770
Series 2021-1A, Class C, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 6.59%, 07/20/34 ... 250 250,367
Rockford Tower Credit Funding I Ltd.,
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a)(c)
............... 5,000 3,078,432
Romark CLO II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR
at 1.14% Floor + 1.14%), 5.46%,
07/25/31
(a)(c)
............... 7,751 7,755,588
Romark CLO Ltd.
(a)(c)
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 1.03% Floor
+ 1.29%), 5.61%, 10/23/30 ... 495 495,701
Series 2017-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.41%), 6.73%, 10/23/30 ... 2,150 2,154,634
Romark CLO-IV Ltd., Series 2021-4A,
Class C1, (3-mo. CME Term SOFR
at 3.20% Floor + 3.46%), 7.79%,
07/10/34
(a)(c)
............... 3,500 3,512,514
Romark WM-R Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.29%), 5.62%,
04/20/31
(a)(c)
............... 7,525 7,535,856
RR 14 Ltd., Series 2021-14A, Class
SUB, 0.00%, 04/15/2121
(a)(c)
.... 5,000 1,826,896
RR 16 Ltd., Series 2021-16A, Class
SUB, 0.00%, 07/15/2121
(a)(c)
.... 4,000 1,634,570
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a)(c)
...... 475 194,440
RR 19 Ltd., Series 2021-19A, Class
DR, (3-mo. CME Term SOFR at
4.70% Floor + 4.70%), 9.02%,
04/15/40
(a)(c)
............... 3,000 3,015,116
RR 29 Ltd., Series 2024-29RA, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.71%,
07/15/39
(a)(c)
............... 1,000 1,003,087

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
RR 32 Ltd., Series 2024-32RA, Class
A1R, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.68%,
10/15/39
(a)(c)
............... USD 5,325 $ 5,345,790
RRX 7 Ltd., Series 2022-7A, Class D,
(3-mo. CME Term SOFR at 6.85%
Floor + 6.85%), 11.17%, 07/15/35
(a)(c)
250 249,862
Sagard-HalseyPoint CLO 10 Ltd.,
Series 2025-10A, Class A1, (3-mo.
CME Term SOFR at 1.35% Floor +
1.35%), 0.00%, 10/20/38
(a)(c)
.... 19,600 19,600,000
Sandstone Peak II Ltd., Series 2023-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
5.74%, 07/20/38
(a)(c)
.......... 18,240 18,322,098
Sandstone Peak III Ltd., Series 2024-
1A, Class A1, (3-mo. CME Term
SOFR at 1.63% Floor + 1.63%),
5.95%, 04/25/37
(a)(c)
.......... 26,260 26,353,759
Sandstone Peak Ltd.
(a)(c)
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.60%, 10/15/34 ... 6,000 6,006,496
Series 2021-1A, Class B1R, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.83%), 6.15%, 10/15/34 ... 4,750 4,758,550
Sculptor CLO XXIX Ltd., Series 29A,
Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.60%,
07/22/38
(a)(c)
............... 17,500 17,591,460
Sculptor CLO XXX Ltd., Series 30A,
Class AR, (3-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.72%,
07/20/38
(a)(c)
............... 4,750 4,780,703
Signal Peak CLO 11 Ltd., Series 2024-
11A, Class A1, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.78%, 07/18/37
(a)(c)
.......... 2,000 2,009,000
Signal Peak CLO 14 Ltd.
(a)(c)
Series 2024-14A, Class A, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.63%, 01/22/38 ... 6,750 6,774,219
Series 2024-14A, Class SUB,
0.00%, 01/22/38 .......... 6,000 4,656,420
Signal Peak CLO 7 Ltd., Series 2019-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.75%, 10/20/37
(a)(c)
.......... 6,500 6,524,645
Signal Peak CLO 8 Ltd., Series 2020-
8A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.72%, 10/20/37
(a)(c)
.......... 2,000 2,008,269
Silver Point CLO 11 Ltd., Series 2025-
11A, Class A1, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%),
5.63%, 07/15/38
(a)(c)
.......... 11,500 11,534,740
Silver Point CLO 12 Ltd., Series 2025-
12A, Class A1, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%),
5.31%, 10/15/38
(a)(c)
.......... 56,040 56,180,100
Silver Point CLO 7 Ltd., Series 2024-
7A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.68%, 01/15/38
(a)(c)
.......... 31,300 31,406,345
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Silver Point CLO 8 Ltd., Series 2025-
8A, Class A1, (3-mo. CME Term
SOFR at 1.21% Floor + 1.21%),
5.48%, 04/15/38
(a)(c)
.......... USD 7,440 $ 7,447,440
Sixth Street CLO XIV Ltd., Series 2019-
14A, Class A1R2, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
5.48%, 01/20/38
(a)(c)
.......... 1,000 1,000,987
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class ER, (3-mo. CME Term
SOFR at 7.42% Floor + 7.42%),
11.75%, 01/20/37
(a)(c)
......... 6,500 6,557,495
Sixth Street CLO XVII Ltd., Series
2021-17A, Class D2R, (3-mo.
CME Term SOFR at 3.85% Floor +
3.85%), 8.17%, 04/17/38
(a)(c)
.... 1,500 1,511,947
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class A1R, (3-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 5.46%, 10/17/38
(a)(c)
.... 14,600 14,635,640
Sixth Street CLO XX Ltd.
(a)(c)
Series 2021-20A, Class A2R, (3-mo.
CME Term SOFR at 1.57% Floor
+ 1.57%), 5.83%, 07/17/38 ... 5,000 5,012,362
Series 2021-20A, Class D2R, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.15%), 8.41%, 07/17/38 ... 1,500 1,511,019
Sixth Street CLO XXV Ltd., Series
2024-25A, Class A, (3-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 5.80%, 07/24/37
(a)(c)
.... 3,000 3,012,211
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.65%, 01/26/31
(a)(c)
.......... 105 105,334
Sound Point CLO IX Ltd., Series 2015-
2A, Class BRRR, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%),
6.39%, 07/20/32
(a)(c)
.......... 5,000 5,009,350
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (3-mo. CME Term
SOFR at 3.76% Floor + 3.76%),
8.08%, 04/25/34
(a)(c)
.......... 345 345,060
Sound Point CLO XXVIII Ltd., Series
2020-3A, Class A1R, (3-mo. CME
Term SOFR at 1.28% Floor +
1.28%), 5.60%, 01/25/32
(a)(c)
.... 14,627 14,658,016
Sound Point CLO XXXII Ltd., Series
2021-4A, Class A, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
5.73%, 10/25/34
(a)(c)
.......... 19,750 19,774,235
Sounds Point CLO IV-R Ltd., Series
2013-3RA, Class A, (3-mo. CME
Term SOFR at 1.15% Floor +
1.41%), 5.74%, 04/18/31
(a)(c)
.... 1,617 1,621,714
Steele Creek CLO Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR
at 0.00% Floor + 1.51%), 5.83%,
10/15/30
(a)(c)
............... 38 37,822
Strata CLO I Ltd., Series 2018-1A,
Class USUB, 0.00%, 01/15/2118
(a)(c)
7,680 328,320
Stratus CLO Ltd., Series 2021-1A,
Class SUB, 0.00%, 12/29/29
(a)(c)(d)
. 2,820 —

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Symphony CLO 46 Ltd.
(c)
Series 2024-46A, Class A2, (3-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 5.92%, 01/20/38
(a)
.. USD 2,850 $ 2,855,558
Series 2024-46A, Class B2, 5.57%,
01/20/38 ............... 4,670 4,532,320
Symphony CLO XXVI Ltd., Series 2021-
26A, Class AR, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%),
5.67%, 04/20/33
(a)(c)
.......... 1,321 1,323,121
Symphony CLO XXVIII Ltd., Series
2021-28A, Class A, (3-mo. CME
Term SOFR at 1.14% Floor +
1.40%), 5.72%, 10/23/34
(a)(c)
.... 4,350 4,356,709
Symphony Loan Funding CLO 1 Ltd.,
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.43% Floor +
1.43%), 5.76%, 01/22/38
(a)(c)
.... 11,500 11,552,987
TCI-Symphony CLO Ltd., Series 2016-
1A, Class AR2, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%),
5.60%, 10/13/32
(a)(c)
.......... 9,150 9,158,428
TCW CLO Ltd., Series 2019-2A, Class
A1R2, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.60%,
01/20/38
(a)(c)
............... 5,000 5,012,609
TIAA CLO III Ltd.
(a)(c)
Series 2017-2A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.41%), 5.73%, 01/16/31 ... 39 38,947
Series 2017-2A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.76%), 6.08%, 01/16/31 ... 750 749,842
TICP CLO XII Ltd.
(a)(c)
Series 2018-12A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.23%, 07/15/34 ... 925 927,072
Series 2018-12A, Class ER, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.51%), 10.83%, 07/15/34 .. 250 249,898
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 5.76%,
07/21/34
(a)(c)
............... 1,000 1,001,666
Trestles CLO VII Ltd., Series 2024-7A,
Class A1, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.70%,
10/25/37
(a)(c)
............... 11,000 11,036,301
Trestles CLO VIII Ltd.
(a)(c)
Series 2025-8A, Class A1, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.63%, 06/11/35 ... 6,760 6,770,275
Series 2025-8A, Class E, (3-mo.
CME Term SOFR at 5.50% Floor
+ 5.50%), 9.80%, 06/11/35 ... 1,000 1,011,977
Triaxx Prime CDO Ltd.
(a)(c)
Series 2006-1A, Class A2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 0.45%), 0.96%, 03/03/39
(e)(f)
. 52,840 5,284
Series 2006-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 0.65%), 5.50%, 03/03/39 ... 12,800 1,216
Trimaran CAVU Ltd.
(a)(c)
Series 2021-1A, Class D2R, (3-mo.
CME Term SOFR at 4.75% Floor
+ 4.75%), 9.07%, 07/23/37 ... 3,375 3,396,163
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-2A, Class D1, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 7.83%, 10/25/34 ... USD 1,550 $ 1,557,136
Series 2021-2A, Class D2, (3-mo.
CME Term SOFR at 4.75% Floor
+ 5.01%), 9.33%, 10/25/34 ... 3,000 3,006,091
Series 2022-1A, Class AR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.73%, 10/22/37 ... 39,410 39,552,167
Series 2022-1A, Class D1R, (3-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 7.63%, 10/22/37 ... 2,000 2,018,441
Series 2022-2A, Class AR, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 5.57%, 03/27/38 ... 5,000 5,005,772
Series 2023-1A, Class E, (3-mo.
CME Term SOFR at 8.94% Floor
+ 8.94%), 13.27%, 07/20/36 .. 3,000 3,009,757
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.70%, 01/25/38 ... 34,750 34,857,975
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 10.57%, 01/25/38 .. 2,000 2,033,716
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%),
5.99%, 10/18/31
(a)(c)
.......... 900 900,729
Trinitas CLO X Ltd.
(a)(c)
Series 2019-10A, Class B1R, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 6.37%, 01/15/35 ... 4,000 4,002,400
Series 2019-10A, Class CR, (3-mo.
CME Term SOFR at 2.50% Floor
+ 2.50%), 6.82%, 01/15/35 ... 1,500 1,502,187
Trinitas CLO XII Ltd., Series 2020-12A,
Class A1R2, (3-mo. CME Term
SOFR at 1.05% Floor + 1.05%),
5.31%, 04/25/33
(a)(c)
.......... 1,750 1,750,927
Trinitas CLO XIV Ltd., Series 2020-14A,
Class A1R2, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%),
5.33%, 01/25/34
(a)(c)
.......... 7,000 7,005,776
Trinitas CLO XVIII Ltd., Series 2021-
18A, Class A1R, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
5.55%, 01/20/35
(a)(c)
.......... 4,260 4,268,719
Trinitas CLO XXX Ltd., Series 2024-
30A, Class E, (3-mo. CME Term
SOFR at 6.90% Floor + 6.90%),
11.22%, 10/23/37
(a)(c)
......... 1,500 1,538,189
Trinitas CLO XXXII Ltd., Series 2025-
32A, Class A1, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.60%, 07/23/38
(a)(c)
.......... 14,720 14,752,914
Trinitas CLO XXXIII Ltd., Series 2025-
33A, Class E, (3-mo. CME Term
SOFR at 5.95% Floor + 5.95%),
10.27%, 07/22/38
(a)(c)
......... 1,500 1,502,613
Upland CLO Ltd., Series 2016-1A,
Class CR, (3-mo. CME Term SOFR
at 0.00% Floor + 3.16%), 7.49%,
04/20/31
(a)(c)
............... 2,000 1,995,237

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Voya CLO Ltd.
(a)(c)
Series 2013-1A, Class A1AR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.47%), 5.79%, 10/15/30 ... USD 384 $ 384,206
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 5.55%, 04/25/31 ... 492 492,683
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.74%, 10/18/31 ... 572 573,927
Series 2014-4A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.35%), 6.67%, 07/14/31 ... 1,200 1,202,530
Series 2016-1A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 5.66%, 01/20/31 ... 1,311 1,311,686
Series 2016-1A, Class CR, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.91%), 7.24%, 01/20/31 ... 1,085 1,093,197
Series 2017-2A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.24%), 5.56%, 06/07/30 ... 72 72,242
Series 2017-2A, Class A2AR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.23%, 06/07/30 ... 3,150 3,154,631
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.21%), 5.54%, 04/19/31 ... 232 232,462
Series 2019-1A, Class A1RR, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.69%, 10/15/37 ... 22,750 22,812,278
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.23%, 10/17/32 ... 1,300 1,301,300
Warwick Capital CLO 5 Ltd., Series
2024-5A, Class A1, (3-mo. CME
Term SOFR at 1.36% Floor +
1.36%), 5.69%, 01/20/38
(a)(c)
.... 1,500 1,505,133
Warwick Capital CLO 6 Ltd., Series
2025-6A, Class A1, (3-mo. CME
Term SOFR at 1.43% Floor +
1.43%), 5.70%, 07/20/38
(a)(c)
.... 8,975 9,026,727
Warwick Capital CLO 7 Ltd., Series
2025-7A, Class A1, (3-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 5.25%, 10/21/38
(a)(c)
.... 4,750 4,750,000
Wellfleet CLO Ltd., Series 2022-1A,
Class A1RN, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.74%, 07/15/37
(a)(c)
.......... 2,000 2,006,272
Wellington Management CLO 5 Ltd.,
Series 2025-5A, Class A, (3-mo.
CME Term SOFR at 1.29% Floor +
1.29%), 5.25%, 10/18/38
(a)(c)
.... 1,500 1,504,110
Whitebox CLO I Ltd.
(a)(c)
Series 2019-1A, Class A1RR, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 5.64%, 07/24/36 ... 3,135 3,137,467
Series 2019-1A, Class D1RR, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.42%, 07/24/36 ... 9,280 9,304,399
Series 2019-1A, Class ERR, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 10.07%, 07/24/36 .. 6,630 6,631,706
Series 2019-1A, Class SUB, 0.00%,
07/24/36 ............... 4,300 2,636,857
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Whitebox CLO II Ltd.
(a)(c)
Series 2020-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.70%, 10/24/37 ... USD 15,000 $ 15,039,375
Series 2020-2A, Class D1R2, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.22%, 10/24/37 ... 3,079 3,104,509
Series 2020-2A, Class E1R2, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 10.07%, 10/24/37 .. 900 905,870
Series 2020-2A, Class SUB, 0.00%,
10/24/37 ............... 4,734 2,590,776
Whitebox CLO III Ltd.
(a)(c)
Series 2021-3A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 7.17%, 10/15/35 ... 5,250 5,292,077
Series 2021-3A, Class ER, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.97%, 10/15/35 ... 6,970 6,966,809
Series 2021-3A, Class SUB, 0.00%,
10/15/35 ............... 11,345 6,992,468
Whitebox CLO V Ltd., Series 2025-5A,
Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.61%,
07/20/38
(a)(c)
............... 2,750 2,762,960
2,933,639,273
France — 0.1%
(a)(b)
Cars Alliance Auto Leases France V,
Series 2023-1FRV, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.30%),
3.23%, 10/21/38 ............ EUR 4,000 4,726,303
FCT Noria
Series 2021-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.57%, 10/25/49 .... 283 331,289
Series 2021-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 2.97%, 10/25/49 .... 196 229,775
Series 2021-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.37%, 10/25/49 .... 391 460,284
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.90%), 2.77%, 07/25/43 .... 2,200 2,589,548
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.02%, 07/25/43 .... 3,300 3,878,983
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.27%, 07/25/43 .... 1,700 1,998,340
Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.75%), 4.62%, 07/25/43 .... 2,000 2,368,054
FCT Pixel, Series 2021-1, Class D,
(3-mo. EURIBOR at 0.00% Floor +
1.75%), 3.78%, 02/25/38 ....... 36 41,817
Noria DE
Series 2024-DE1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.82%, 02/25/43 .... 2,857 3,362,668
Series 2024-DE1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.12%, 02/25/43 .... 1,785 2,100,384

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 3.52%, 02/25/43 .... EUR 1,250 $ 1,474,730
Series 2024-DE1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
3.55%), 5.42%, 02/25/43 .... 1,339 1,593,445
Series 2024-DE1, Class F, (1-mo.
EURIBOR at 0.00% Floor +
4.50%), 6.37%, 02/25/43 .... 714 846,201
Quarz International, Inc., (3-mo.
EURIBOR at 0.00% Floor + 0.79%),
2.77%, 06/15/41 ............ 15,329 18,054,076
44,055,897
Germany — 0.0%
(a)(b)
FCT Autonoria DE
Series 2023-DE, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.02%, 01/26/43 .... 160 188,456
Series 2023-DE, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 3.97%, 01/26/43 .... 638 759,229
Series 2023-DE, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.05%), 4.92%, 01/26/43 .... 200 239,673
Series 2023-DE, Class E, (1-mo.
EURIBOR at 0.00% Floor +
5.50%), 7.37%, 01/26/43 .... 160 193,490
Series 2023-DE, Class F, (1-mo.
EURIBOR at 0.00% Floor +
7.50%), 9.37%, 01/26/43 .... 40 49,324
Red & Black Auto Germany 10 UG
Series 10, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.08%, 09/15/32 .... 781 921,932
Series 10, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 3.98%, 09/15/32 .... 426 507,315
Red & Black Auto Germany 8 UG
Series 8, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.75%), 2.63%,
09/15/30 ............... 92 108,225
Series 8, Class C, (1-mo. EURIBOR
at 0.00% Floor + 0.95%), 2.83%,
09/15/30 ............... 74 86,580
Series 8, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.35%), 3.23%,
09/15/30 ............... 18 21,648
3,075,872
Ireland — 1.1%
(a)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.79%,
02/15/37
(b)
................ 3,200 3,802,503
Anchorage Capital Europe CLO
DAC, Series 4A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
5.14%, 04/25/34
(c)
........... 590 699,470
Arbour CLO DAC
  (3-mo. EURIBOR at 0.00% Floor +
3.80%), 5.84%, 05/15/38
(b)
... 1,200 1,421,398
Series 11A, Class B1R, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 4.04%, 05/15/38
(c)
... 2,000 2,349,823
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 11A, Class CR, (3-mo.
EURIBOR at 2.65% Floor +
2.65%), 4.69%, 05/15/38
(c)
... EUR 2,000 $ 2,354,469
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.24%, 11/15/37
(b)
1,790 2,113,363
Arcano Euro CLO I DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.26%
Floor + 1.26%), 3.45%, 04/25/39
(b)
6,840 8,062,113
Arcano Euro CLO II DAC
Series 2A, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.28%, 07/25/39
(c)
... 1,500 1,777,025
Series 2X, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.28%, 07/25/39
(b)
... 1,020 1,208,377
Ares European CLO X DAC, Series
10A, Class DR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 4.83%,
10/15/31
(c)
................ 2,000 2,369,233
Ares European CLO XII DAC, Series
12A, Class B1R, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 3.72%,
04/20/32
(c)
................ 862 1,016,972
Arini European CLO II DAC, Series 2X,
Class A, (3-mo. EURIBOR at 1.55%
Floor + 1.55%), 3.58%, 04/15/38
(b)
5,750 6,754,205
Arini European CLO III DAC, Series 3A,
Class E, (3-mo. EURIBOR at 6.10%
Floor + 6.10%), 8.13%, 10/15/37
(c)
900 1,071,681
Arini European CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 3.50%
Floor + 3.50%), 5.53%, 01/15/38
(b)
2,480 2,963,796
Arini European CLO V DAC
(b)
Series 5X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.57%, 01/15/39 .... 8,510 10,041,989
Series 5X, Class D, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 5.17%, 01/15/39 .... 1,470 1,725,474
Arini European CLO VII DAC, Series
7X, Class A, (3-mo. EURIBOR
at 1.30% Floor + 1.30%), 0.00%,
01/15/39
(b)
................ 11,380 13,360,689
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 2.77%, 01/16/31
(b)
1,682 1,973,735
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.28%, 10/15/38
(b)
680 807,635
Aurium CLO VIII DAC
(b)
Series 8X, Class A, (3-mo.
EURIBOR at 0.85% Floor +
0.85%), 2.87%, 06/23/34 .... 5,000 5,870,497
Series 8X, Class AR, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 0.00%, 10/16/38 .... 11,600 13,618,980
Series 8X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.02%, 06/23/34 .... 750 885,398
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.17%, 04/15/38
(b)
1,020 1,194,662
Avoca CLO XIV DAC, Series 14X,
Class SUB, 0.00%, 01/12/31
(b)(e)(f)
. 4,510 2,344,081

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Avoca CLO XV DAC, Series 15X, Class
M1, 0.00%, 07/15/38
(b)
........ EUR 3,100 $ 1,911,130
Avoca CLO XVIII DAC
Series 18A, Class CR, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 4.28%, 01/15/38
(c)
... 250 295,311
Series 18X, Class BR, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 3.98%, 01/15/38
(b)
... 5,800 6,854,554
Series 18X, Class DR, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.08%, 01/15/38
(b)
... 1,100 1,298,748
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 4.93%, 04/15/35
(c)
... 970 1,146,513
Series 22X, Class B1, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 3.33%, 04/15/35
(b)
... 710 829,379
Avoca CLO XXIII DAC, Series 23A,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 5.08%, 04/15/34
(c)
750 887,538
Avoca CLO Xxx DAC, Series 30A,
Class SUB, 0.00%, 07/15/37
(c)
... 4,550 3,833,367
Avoca Static CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at
2.90% Floor + 2.90%), 4.93%,
01/15/35
(b)
................ 900 1,062,108
BBAM European CLO I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 0.87% Floor + 0.87%), 2.86%,
07/22/34
(b)
................ 5,000 5,857,178
Bridgepoint CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 0.00%, 10/15/39
(b)
11,380 13,360,689
Cabinteely Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.35%
Floor + 3.35%), 5.39%, 08/15/34
(b)
1,500 1,761,219
Cairn CLO XVI DAC
(c)
Series 2023-16A, Class C, (3-mo.
EURIBOR at 3.85% Floor +
3.85%), 5.88%, 01/15/37 .... 1,520 1,794,941
Series 2023-16A, Class D, (3-mo.
EURIBOR at 5.20% Floor +
5.20%), 7.23%, 01/15/37 .... 939 1,109,278
Cairn CLO XX DAC
(c)
Series 2025-20A, Class C, (3-mo.
EURIBOR at 2.40% Floor +
2.40%), 4.43%, 01/25/38 .... 660 778,360
Series 2025-20A, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 5.28%, 01/25/38 .... 765 902,639
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.19%, 10/25/37
(b)
2,600 3,083,620
Carlyle Euro CLO DAC
(c)
Series 2021-2A, Class B, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 4.28%, 10/15/35 .... 250 295,934
Series 2022-5A, Class BR, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 4.94%, 04/25/37 .... 1,020 1,199,086
CIFC European Funding CLO I DAC,
Series 1X, Class DR, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
5.23%, 07/15/32
(b)
........... 450 531,104
Security
Par (000)
Par (000) Value
Ireland (continued)
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
3.63%, 04/15/33
(b)
........... EUR 400 $ 469,644
CIFC European Funding CLO III
DAC, Series 3A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
4.53%, 01/15/34
(c)
........... 500 591,774
Citizen Irish Auto Receivables Trust,
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.40%),
3.29%, 12/15/32
(b)
........... 1,000 1,183,784
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.13%, 10/15/37
(b)
1,470 1,737,344
Contego CLO VII DAC
(b)
Series 7X, Class AR, (3-mo.
EURIBOR at 1.33% Floor +
1.33%), 3.30%, 01/23/38 .... 5,570 6,571,760
Series 7X, Class DR, (3-mo.
EURIBOR at 3.45% Floor +
3.45%), 5.42%, 01/23/38 .... 1,870 2,220,064
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.23%,
11/20/38
(b)
................ 1,330 1,578,553
Cumulus Static CLO DAC
Series 2024-1A, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 5.74%, 11/15/33
(c)
... 974 1,143,698
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 5.74%, 11/15/33
(b)
... 499 585,939
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
3.33%, 02/22/34
(b)
........... 1,120 1,308,289
CVC Cordatus Loan Fund V DAC,
Series 5A, Class DR3, (3-mo.
EURIBOR at 3.30% Floor + 3.30%),
5.36%, 09/21/39
(c)
........... 4,000 4,703,244
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (3-mo.
EURIBOR at 3.80% Floor + 3.80%),
5.82%, 12/23/33
(c)
........... 400 476,535
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
5.16%, 12/15/34
(b)
........... 755 889,865
CVC Cordatus Loan Fund XXIII DAC,
Series 23A, Class ER, (3-mo.
EURIBOR at 6.85% Floor + 6.85%),
8.79%, 04/25/36
(c)
........... 470 561,191
CVC Cordatus Loan Fund XXIV DAC,
Series 24A, Class ER, (3-mo.
EURIBOR at 6.50% Floor + 6.50%),
8.44%, 10/23/34
(c)
........... 1,350 1,610,926
CVC Cordatus Loan Fund XXVIII
DAC, Series 28A, Class DR, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
5.19%, 08/15/38
(c)
........... 1,900 2,240,246
CVC Cordatus Loan Fund XXX
DAC, Series 30X, Class A, (3-mo.
EURIBOR at 1.48% Floor + 1.48%),
3.52%, 05/15/37
(b)
........... 5,750 6,758,891

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Dryden 46 Euro CLO DAC, Series
2016-46A, Class CRR, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
4.53%, 04/15/34
(c)
........... EUR 250 $ 296,055
Euro-Galaxy III CLO DAC
(c)
Series 2013-3A, Class CRRR, (3-
mo. EURIBOR at 2.35% Floor +
2.35%), 4.29%, 04/24/34 .... 700 825,716
Series 2013-3A, Class DRRR, (3-
mo. EURIBOR at 3.25% Floor +
3.25%), 5.19%, 04/24/34 .... 1,380 1,626,944
Fidelity Grand Harbour CLO DAC
Series 2023-1X, Class AR, (3-mo.
EURIBOR at 1.23% Floor +
1.23%), 3.27%, 02/15/38
(b)
... 7,940 9,363,638
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor +
2.70%), 4.74%, 02/15/38
(b)
... 1,950 2,277,163
Series 2025-1A, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.22%, 10/15/38
(c)
... 2,510 2,968,937
Finance Ireland Auto Receivables No.
1 DAC, Series 1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.30%),
4.19%, 09/12/33
(b)
........... 332 392,759
Fortuna Consumer Loan ABS DAC
(b)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.26%, 02/18/34 .... 4,563 5,388,780
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.21%, 02/18/34 .... 3,105 3,689,586
Series 2024-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.21%, 10/18/34 .... 1,700 2,006,497
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 3.56%, 10/18/34 .... 2,300 2,716,871
Series 2024-2, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.10%), 6.01%, 10/18/34 .... 5,800 6,924,713
Series 2025-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.61%, 04/18/35 .... 11,900 14,003,315
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.91%, 04/18/35 .... 2,200 2,591,260
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.26%, 04/18/35 .... 2,200 2,593,905
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.90%), 0.00%, 10/18/35 .... 3,800 4,461,622
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 0.00%, 10/18/35 .... 3,200 3,759,139
Series 2025-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 0.00%, 10/18/35 .... 2,600 3,053,599
Series 2025-2, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.75%), 0.00%, 10/18/35 .... 1,800 2,114,769
Hambridge Euro CLO DAC
(b)
Series 1X, Class A, (3-mo.
EURIBOR at 1.37% Floor +
1.37%), 0.00%, 10/20/38 .... 11,380 13,360,689
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 1X, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 0.00%, 10/20/38 .... EUR 1,360 $ 1,596,708
Harvest CLO XXIII DAC, Series 23X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.02%, 10/20/32
(b)
1,360 1,603,250
Harvest CLO XXXII DAC
Series 32A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 4.44%, 07/25/37
(c)
... 2,222 2,647,619
Series 32X, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 5.54%, 07/25/37
(b)
... 1,543 1,840,394
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 2.89%, 07/25/34
(b)
3,800 4,466,673
Henley CLO IV DAC
Series 4A, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 4.94%, 04/25/34
(c)
... 500 592,100
Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 3.29%, 04/25/34
(b)
... 450 528,240
Series 4X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 4.94%, 04/25/34
(b)
... 1,000 1,184,201
Henley CLO X DAC, Series 10A, Class
SUB, 0.00%, 07/20/37
(c)
....... 4,000 3,807,209
Henley CLO Xi DAC
(b)
Series 11X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.56%, 04/25/39 .... 6,200 7,313,555
Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor +
2.60%), 4.96%, 04/25/39 .... 2,150 2,540,053
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.13%, 01/15/38
(b)
1,320 1,571,622
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 2.95%,
11/14/32
(b)
................ 306 359,984
Invesco Euro CLO IV DAC, Series
4A, Class B1, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 3.73%,
04/15/33
(c)
................ 625 733,592
Invesco Euro CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.80%
Floor + 3.80%), 5.83%, 01/15/34
(b)
450 528,790
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.23%, 01/15/39
(b)
2,230 2,645,478
LT Autorahoitus IV DAC, Series 4,
Class B, (1-mo. EURIBOR at 0.00%
Floor + 2.05%), 3.96%, 07/18/33
(b)
5,800 6,987,177
LT Autorahoitus V DAC, Series 5, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 2.81%, 05/18/35
(b)
.... 1,800 2,113,098
LT Rahoitus DAC, Series 6, Class B,
(1-mo. EURIBOR at 0.00% Floor +
0.90%), 2.81%, 07/18/36
(b)
..... 300 351,875
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
4.53%, 11/25/33
(c)
........... 500 591,257

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
OCP Euro CLO DAC
(c)
Series 2019-3A, Class CR, (3-mo.
EURIBOR at 2.30% Floor +
2.30%), 4.32%, 04/20/33 .... EUR 250 $ 294,982
Series 2019-3A, Class DR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.32%, 04/20/33 .... 250 295,848
Series 2022-6A, Class DRR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.32%, 07/20/36 .... 2,000 2,339,465
Otranto Park CLO DAC, Series 1X,
Class AR, (3-mo. EURIBOR at
1.30% Floor + 1.30%), 0.00%,
10/15/39
(b)
................ 6,569 7,712,334
Palmer Square European CLO DAC,
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor + 1.34%),
3.37%, 10/15/37
(b)
........... 5,200 6,130,403
Palmer Square European Loan Funding
DAC
(b)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.19%, 05/15/34 .... 3,250 3,825,645
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.09%, 05/15/34 .... 1,320 1,562,604
Penta CLO 6 DAC, Series 2019-6A,
Class CR, (3-mo. EURIBOR at
2.30% Floor + 2.30%), 4.24%,
07/25/34
(c)
................ 500 590,526
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.29%, 08/15/38
(b)
1,640 1,938,452
Prodigy Finance DAC
(c)
Series 2021-1A, Class A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.52%, 07/25/51 ... USD 2,037 2,034,936
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.77%, 07/25/51 ... 207 209,749
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 8.02%, 07/25/51 ... 119 121,970
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 10.17%, 07/25/51 .. 78 80,557
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.23%, 10/15/38
(b)
EUR 1,349 1,597,683
Providus CLO V DAC, Series 5X, Class
D, (3-mo. EURIBOR at 2.95% Floor
+ 2.95%), 4.99%, 02/15/35
(b)
.... 1,000 1,177,591
Providus CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 5.23%, 05/20/34
(b)
.... 1,000 1,187,526
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.04%, 07/16/34
(b)
2,000 2,360,384
Rockford Tower Europe CLO DAC
(b)
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.22% Floor +
1.22%), 3.43%, 10/25/37 .... 6,840 8,024,012
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.21%, 10/25/37 .... 1,870 2,208,253
Security
Par (000)
Par (000) Value
Ireland (continued)
RRE 18 Loan Management DAC
Series 18A, Class SUB, (3-mo.
EURIBOR + 0.00%), 0.00%,
04/15/39
(c)
.............. EUR 5,000 $ 5,415,305
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor +
1.47%), 3.50%, 04/15/39
(b)
... 5,750 6,752,086
RRE 19 Loan Management DAC,
Series 19X, Class A1, (3-mo.
EURIBOR at 1.41% Floor + 1.41%),
3.44%, 07/15/37
(b)
........... 2,865 3,403,287
RRE 22 Loan Management DAC,
Series 22A, Class SUB, 0.00%,
01/15/38
(c)
................ 4,500 4,787,130
SCF Rahoituspalvelut XIII DAC
(b)
Series 13, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.87%, 06/25/34 .... 800 942,328
Series 13, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.27%, 06/25/34 .... 400 472,747
Secucor Finance DAC
(b)
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.45%), 3.35%, 09/20/36 .... 2,600 3,055,277
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.60%, 09/20/36 .... 3,300 3,876,496
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.40%), 5.30%, 09/20/36 .... 6,800 7,986,334
Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.50%), 6.40%, 09/20/36 .... 1,600 1,878,480
Series 2025-1, Class F, (1-mo.
EURIBOR at 0.00% Floor +
6.20%), 8.10%, 09/20/36 .... 9,100 10,683,855
Signal Harmonic CLO I DAC
Series 1A, Class DR, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 5.42%, 07/15/38
(c)
... 1,292 1,534,313
Series 1X, Class AR, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 3.32%, 07/15/38
(b)
... 11,380 13,387,111
Series 1X, Class DR, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 5.42%, 07/15/38
(b)
... 1,250 1,484,435
Small Business Origination Loan Trust
DAC, Series 2025-1, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.60%), 6.57%,
12/15/36
(b)
................ GBP 578 776,777
Sona Fios CLO III DAC
(b)
Series 3X, Class A, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 3.34%, 04/20/37 .... EUR 6,700 7,891,803
Series 3X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 5.27%, 04/20/37 .... 2,830 3,357,987
Sona Fios CLO V DAC
Series 5A, Class C, (3-mo.
EURIBOR at 2.45% Floor +
2.45%), 4.48%, 08/25/38
(c)
... 1,950 2,301,302
Series 5A, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.33%, 08/25/38
(c)
... 4,000 4,709,717

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 5X, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.33%, 08/25/38
(b)
... EUR 1,130 $ 1,341,770
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C, (3-mo.
EURIBOR at 2.30% Floor + 2.30%),
4.33%, 04/15/33
(b)
........... 750 884,467
Sound Point Euro CLO IV Funding
DAC
(c)
Series 4A, Class BR, (3-mo.
EURIBOR at 1.70% Floor +
1.70%), 3.98%, 04/15/39 .... 1,750 2,057,992
Series 4A, Class CR, (3-mo.
EURIBOR at 2.20% Floor +
2.20%), 4.48%, 04/15/39 .... 2,600 3,071,217
St Paul's CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.23%, 04/15/33
(b)
1,880 2,219,395
St. Paul's CLO XII DAC, Series 12X,
Class B1, (3-mo. EURIBOR at
1.60% Floor + 1.60%), 3.63%,
04/15/33
(b)
................ 1,350 1,581,651
Texas Debt Capital Euro CLO DAC
Series 2024-1A, Class B, (3-mo.
EURIBOR at 2.10% Floor +
2.10%), 4.14%, 07/16/38
(c)
... 2,000 2,352,657
Series 2024-1A, Class C, (3-mo.
EURIBOR at 2.55% Floor +
2.55%), 4.59%, 07/16/38
(c)
... 1,500 1,766,596
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 5.64%, 07/16/38
(b)
... 1,243 1,463,235
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.18% Floor +
1.18%), 3.38%, 04/16/39
(b)
... 9,070 10,666,777
Tikehau CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.63%, 01/15/35
(b)
.... 1,000 1,185,953
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.27%, 10/20/38
(b)
5,073 5,986,086
Toro European CLO 2 DAC, Series
2A, Class CRR, (3-mo. EURIBOR
at 2.45% Floor + 2.45%), 4.39%,
07/25/34
(c)
................ 320 378,436
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 5.48%, 01/15/38
(b)
1,960 2,339,253
Voya Euro CLO II DAC, Series 2A,
Class CR, (3-mo. EURIBOR at
2.15% Floor + 2.15%), 4.18%,
07/15/35
(c)
................ 250 295,078
Voya Euro CLO III DAC, Series 3X,
Class B1, (3-mo. EURIBOR at
1.65% Floor + 1.65%), 3.68%,
04/15/33
(b)
................ 439 514,974
Voya Euro CLO IV DAC, Series 4X,
Class DR, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.13%,
10/15/34
(b)
................ 900 1,063,446
469,189,516
Security
Par (000)
Par (000) Value
Italy — 0.3%
(a)(b)
Asset-Backed European Securitisation
Transaction Twenty-Five SRL
Series 25, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.13%, 11/15/39 ..... EUR 2,452 $ 2,893,934
Series 25, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.48%, 11/15/39 ..... 638 753,890
Series 25, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.50%), 4.38%, 11/15/39 ..... 307 364,119
Series 25, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 5.88%, 11/15/39 ..... 873 1,033,294
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.73%), 2.63%, 12/29/36 .... 11,191 13,166,894
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.10%, 12/29/36 .... 4,844 5,714,839
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.60%, 12/29/36 .... 1,112 1,317,121
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.20%, 12/29/36 .... 1,025 1,218,253
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.90%, 12/28/40 .... 4,458 5,255,311
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.15%, 12/28/40 .... 2,283 2,686,744
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.90%), 3.80%, 12/28/40 .... 262 310,635
AutoFlorence 2 SRL
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.75%), 2.66%,
12/24/44 ............... 174 204,537
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.15%), 3.06%,
12/24/44 ............... 80 94,407
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 4.26%,
12/24/44 ............... 43 50,870
AutoFlorence 3 SRL
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.95%), 2.82%,
12/25/46 ............... 4,520 5,329,124
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 4.22%,
12/25/46 ............... 373 445,673
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 3.35%), 5.22%,
12/25/46 ............... 486 585,073
Series 3, Class D, (1-mo. EURIBOR
at 0.00% Floor + 5.35%), 7.22%,
12/25/46 ............... 339 409,267
Brignole Co.
Series 2024, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.78%), 2.69%, 02/24/42 .... 8,779 10,334,818
Series 2024, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.11%, 02/24/42 ..... 1,079 1,270,666

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.91%, 02/24/42 .... EUR 386 $ 458,335
Series 2024, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 5.91%, 02/24/42 .... 440 523,928
Fulvia Spv Srl
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 2.92%, 12/23/41 .... 2,564 3,015,583
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.17%, 12/23/41 .... 1,212 1,424,369
Golden Bar Securitisation SRL
Series 2023-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.90%), 4.93%, 09/22/43 .... 1,885 2,260,691
Series 2023-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
3.60%), 5.63%, 09/22/43 .... 2,305 2,779,102
Series 2023-2, Class D, (3-mo.
EURIBOR at 0.00% Floor +
5.70%), 7.73%, 09/22/43 .... 1,940 2,372,591
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.53%, 09/22/43 .... 3,963 4,696,031
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.03%, 12/20/44 .... 3,131 3,690,610
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.28%, 12/20/44 .... 3,723 4,387,117
Series 2025-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
1.90%), 3.93%, 12/20/44 .... 1,706 2,025,452
Italian Stella Loans SRL
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.30%, 05/27/39 .... 967 1,141,170
Series 2024-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.15%), 4.05%, 05/27/39 .... 414 492,793
Quarzo SRL
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.61%, 06/15/41 .... 4,059 4,809,151
Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.31%, 06/15/41 .... 718 852,790
Series 2024-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
3.70%), 5.71%, 06/15/41 .... 629 746,167
Red & Black Auto Italy SRL
Series 2, Class A1, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.90%, 07/28/34 .... 1,233 1,454,626
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 3.70%,
07/28/34 ............... 636 754,157
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.80%), 4.70%,
07/28/34 ............... 664 794,616
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.80%), 5.70%,
07/28/34 ............... 233 280,748
Security
Par (000)
Par (000) Value
Italy (continued)
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.81%), 2.71%,
07/28/36 ............... EUR 5,550 $ 6,535,075
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.00%,
07/28/36 ............... 1,266 1,491,493
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.40%,
07/28/36 ............... 635 749,800
Sunrise SPV 50 SRL, Series 2023-2,
Class A1, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 2.90%,
07/27/48 ................. 1,486 1,749,915
Sunrise SPV 97 SRL
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.93%, 10/27/50 .... 3,677 4,327,343
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.18%, 10/27/50 .... 4,055 4,762,677
Series 2025-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.55%), 3.48%, 10/27/50 .... 1,521 1,788,051
Youni Italy SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.88%), 2.75%, 04/25/34 .... 6,556 7,726,779
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.57%, 04/25/34 .... 1,161 1,375,458
122,906,087
Jersey, Channel Islands — 0.6%
AIMCO CLO 22 Ltd., Series 2024-22A,
Class E, (3-mo. CME Term SOFR
at 6.50% Floor + 6.50%), 10.83%,
04/19/37
(a)(c)
............... USD 1,500 1,523,604
Ares Loan Funding IV Ltd., Series
2023-ALF4A, Class D, (3-mo.
CME Term SOFR at 4.68% Floor +
4.68%), 9.00%, 10/15/36
(a)(c)
.... 500 500,815
Ares LXVI CLO Ltd., Series 2022-66A,
Class A1R2, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%),
5.33%, 10/25/38
(a)(c)
.......... 7,425 7,444,468
Ares LXVII CLO Ltd., Series 2022-67A,
Class A1R, (3-mo. CME Term SOFR
at 1.19% Floor + 1.19%), 5.51%,
01/25/38
(a)(c)
............... 262 262,189
Benefit Street Partners CLO XXIX Ltd.,
Series 2022-29A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 5.50%, 01/25/38
(a)(c)
.... 10,114 10,119,422
Benefit Street Partners CLO XXVIII Ltd.,
Series 2022-28A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor +
1.35%), 5.68%, 10/20/37
(a)(c)
.... 1,220 1,223,847
Birch Grove CLO 6 Ltd., Series 2023-
6A, Class A1R, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.75%, 07/20/37
(a)(c)
.......... 5,000 5,017,625
Birch Grove CLO 7 Ltd., Series 2023-
7A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%),
0.00%, 10/20/38
(a)(c)
.......... 19,600 19,600,000

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Birch Grove CLO 8 Ltd., Series 2024-
8A, Class A1, (3-mo. CME Term
SOFR at 1.63% Floor + 1.63%),
5.96%, 04/20/37
(a)(c)
.......... USD 25,259 $ 25,347,406
Blueberry Park CLO Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 5.35% Floor + 5.35%),
9.68%, 10/20/37
(a)(c)
.......... 2,000 2,025,601
Canyon Capital CLO Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%),
5.50%, 04/15/38
(a)(c)
.......... 4,750 4,757,127
Capital Four US CLO II Ltd., Series
2022-1A, Class AR, (3-mo. CME
Term SOFR at 1.90% Floor +
1.90%), 6.23%, 01/20/37
(a)(c)
.... 14,730 14,772,297
CarVal CLO VIII-C Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.75%, 10/22/37
(a)(c)
.......... 15,750 15,809,913
GoldenTree Loan Management US
CLO 16 Ltd., Series 2022-16A,
Class ARR, (3-mo. CME Term SOFR
at 1.12% Floor + 1.12%), 5.45%,
01/20/38
(a)(c)
............... 3,500 3,501,145
GoldenTree Loan Management US
CLO 19 Ltd.
(a)(c)
Series 2024-19A, Class E, (3-mo.
CME Term SOFR at 6.00% Floor
+ 6.00%), 10.33%, 04/20/37 .. 825 830,421
Series 2024-19A, Class F, (3-mo.
CME Term SOFR at 7.75% Floor
+ 7.75%), 12.08%, 04/20/37 .. 2,360 2,290,839
GoldenTree Loan Management US
CLO 21 Ltd., Series 2024-21A,
Class F, (3-mo. CME Term SOFR
at 7.83% Floor + 7.83%), 12.16%,
07/20/37
(a)(c)
............... 1,750 1,702,468
Golub Capital Partners CLO 37B Ltd.,
Series 2017-19RA, Class C1R3,
(3-mo. CME Term SOFR at 1.80%
Floor + 1.80%), 0.00%, 10/20/36
(a)(c)
970 970,000
Golub Capital Partners CLO 76 B
Ltd.
(a)(c)
Series 2024-76A, Class A1, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.69%, 10/25/37 ... 5,530 5,546,680
Series 2024-76A, Class B, (3-mo.
CME Term SOFR at 1.67% Floor
+ 1.67%), 5.99%, 10/25/37 ... 310 311,023
Series 2024-76A, Class C, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.22%, 10/25/37 ... 310 310,885
Series 2024-76A, Class D1, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.22%, 10/25/37 ... 310 311,550
HalseyPoint CLO 7 Ltd., Series 2023-
7A, Class A1R, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.78%, 07/20/38
(a)(c)
.......... 3,000 3,019,369
Hamlin Park CLO Ltd., Series 2024-1A,
Class A, (3-mo. CME Term SOFR
at 1.34% Floor + 1.34%), 5.67%,
10/20/37
(a)(c)
............... 9,750 9,786,427
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Invesco US CLO Ltd., Series 2023-3A,
Class AR, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.63%,
07/15/38
(a)(c)
............... USD 5,750 $ 5,766,675
OCP Aegis CLO Ltd., Series 2024-39A,
Class A1, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 5.54%,
01/16/37
(a)(c)
............... 4,410 4,423,857
OCP CLO Ltd.
(c)
Series 2024-34A, Class D2, (3-mo.
CME Term SOFR at 4.35% Floor
+ 4.35%), 8.67%, 10/15/37
(a)
.. 3,410 3,435,954
Series 2024-35A, Class E, (3-mo.
CME Term SOFR at 5.90% Floor
+ 5.90%), 10.22%, 10/25/37
(a)
. 1,350 1,378,740
Series 2024-37A, Class A1, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.68%, 10/15/37
(a)
.. 4,820 4,836,388
Series 2024-37A, Class B2, 4.94%,
10/15/37 ............... 2,970 2,958,036
Series 2024-38A, Class A, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.66%, 01/21/38
(a)
.. 7,400 7,422,334
Orion CLO Ltd., Series 2023-1A, Class
E, (3-mo. CME Term SOFR at 7.90%
Floor + 7.90%), 12.22%, 10/25/36
(a)(c)
1,000 1,001,856
Pikes Peak CLO 12 Ltd., Series 2023-
12A, Class AR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
5.55%, 04/20/38
(a)(c)
.......... 3,695 3,699,581
Pikes Peak CLO 14 Ltd., Series 2023-
14A, Class A1R, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.71%, 07/20/38
(a)(c)
.......... 4,750 4,771,931
Pikes Peak CLO 15 Ltd., Series 2023-
15A, Class D, (3-mo. CME Term
SOFR at 4.45% Floor + 4.45%),
8.78%, 10/20/36
(a)(c)
.......... 4,500 4,538,478
Regatta XXVII Funding Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 6.50% Floor + 6.50%),
10.81%, 04/26/37
(a)(c)
......... 1,250 1,270,806
Signal Peak CLO 12 Ltd., Series 2022-
12A, Class X, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%),
5.63%, 07/18/37
(a)(c)
.......... 3,300 3,300,016
Silver Point CLO 1 Ltd., Series 2022-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%),
5.65%, 01/20/38
(a)(c)
.......... 3,000 3,011,561
Symphony CLO 30 Ltd., Series 2023-
30A, Class B1R, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%),
6.28%, 10/20/37
(a)(c)
.......... 1,750 1,757,071
Unity-Peace Park CLO Ltd., Series
2022-1A, Class D, (3-mo. CME Term
SOFR at 3.50% Floor + 3.50%),
7.83%, 04/20/35
(a)(c)
.......... 3,750 3,760,187
Valley Stream Park CLO Ltd.
(a)(c)
Series 2022-1A, Class E1RR, (3-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 9.58%, 01/20/37 ... 10,685 10,746,948
Series 2022-1A, Class E2RR, (3-mo.
CME Term SOFR at 7.10% Floor
+ 7.10%), 11.43%, 01/20/37 .. 695 701,358

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Vantage Data Centers Jersey Borrower
Spv Ltd., Series 2024-1X, 6.17%,
05/28/39
(b)
................ GBP 12,433 $ 17,110,962
Verdelite Static CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 5.46%, 07/20/32 ... USD 5,545 5,551,017
Series 2024-1A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.98%, 07/20/32 ... 2,000 2,001,600
Warwick Capital CLO 1 Ltd., Series
2023-1A, Class AR, (3-mo. CME
Term SOFR at 1.28% Floor +
1.28%), 5.25%, 10/20/38
(a)(c)
.... 2,510 2,515,898
Wehle Park CLO Ltd.
(a)(c)
Series 2022-1A, Class A1R, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 5.19%, 10/21/38 ... 3,750 3,757,125
Series 2022-1A, Class D1R, (3-mo.
CME Term SOFR at 2.70% Floor
+ 2.70%), 6.65%, 10/21/38 ... 1,500 1,500,000
Wellington Management CLO 4 Ltd.,
Series 2025-4A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor +
1.15%), 5.45%, 04/18/38
(a)(c)
.... 2,400 2,401,231
Wildwood Park CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.69%, 10/20/37 ... 6,750 6,774,604
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 10.08%, 10/20/37 .. 1,600 1,627,786
249,007,121
Luxembourg — 0.2%
(b)
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)
Series 23, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.23%, 03/21/34 .... EUR 2,732 3,226,610
Series 23, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.53%, 03/21/34 .... 1,130 1,338,684
Series 23, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.90%), 3.83%, 03/21/34 .... 565 670,456
Series 23, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.40%), 4.33%, 03/21/34 .... 471 559,149
Auto1 Car Funding SARL
(a)
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.85%), 2.75%,
07/16/35 ............... 1,200 1,409,797
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.30%), 3.20%,
07/16/35 ............... 800 940,414
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.58%, 12/15/33 .... 2,449 2,881,416
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.38%, 12/15/33 .... 300 354,562
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.50%), 5.38%, 12/15/33 .... 300 363,165
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Compartment BL Consumer Credit,
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 0.90%),
2.77%, 09/25/41
(a)
........... EUR 1,236 $ 1,454,283
Compartment Driver UK Ten, Series 10,
Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.00%),
0.00%, 04/25/33
(a)
........... GBP 2,700 3,641,761
ECARAT DE SA Compartment
(a)
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.67%, 02/25/37 .... EUR 1,300 1,526,343
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 2.92%, 02/25/37 .... 400 469,620
ECARAT DE SA Compartment Lease
(a)
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.87%, 05/25/34 .... 3,600 4,243,913
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.12%, 05/25/34 .... 4,200 4,950,074
FACT SA, Series 2024-1, Class B,
(1-mo. EURIBOR at 0.00% Floor +
1.05%), 2.98%, 09/22/31
(a)
..... 2,400 2,830,403
First Mobility SARL, Series 2025-1,
Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 2.78%, 10/14/32
(a)
2,100 2,471,634
Golden Ray SA-Compartment 1
(a)
Series 1, Class A2, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.70%, 12/27/57 .... 2,968 3,489,001
Series 1, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.40%,
12/27/57 ............... 500 586,684
Series 1, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.00%), 3.90%,
12/27/57 ............... 300 352,315
Pony SA
(a)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.73%, 01/14/33 .... 1,168 1,371,884
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.08%, 01/14/33 .... 584 686,959
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 3.53%, 01/14/33 .... 389 460,055
RevoCar SA Compartment
(a)
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.71%, 08/25/38 .... 700 821,941
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 2.96%, 08/25/38 .... 300 352,215
SC Germany SA Compartment
Consumer
(a)
Series 2020-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 3.63%, 11/14/34 ..... 479 564,488
Series 2020-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.50%), 4.38%, 11/14/34 ..... 196 231,765
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.88%, 01/14/38 .... 1,900 2,233,106

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.18%, 01/14/38 .... EUR 11,200 $ 13,194,830
Series 2024-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 2.98%, 05/14/38 .... 3,000 3,537,591
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.28%, 05/14/38 .... 2,300 2,723,530
Series 2024-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.58%, 05/14/38 .... 1,600 1,894,883
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.83%, 12/14/38 .... 2,800 3,300,503
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.08%, 12/14/38 .... 1,700 2,012,415
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 3.63%, 12/14/38 .... 1,300 1,541,168
SC Germany SA Compartment
Leasing
(a)
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.88%, 12/14/32 .... 666 788,378
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.00%), 4.88%, 12/14/32 .... 606 720,097
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.76%, 09/14/36 .... 1,300 1,527,639
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.91%, 09/14/36 .... 1,000 1,174,402
TREVA Equipment Finance SA-
Compartment, Series 2024-1, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 2.83%, 01/20/35
(a)
.... 1,653 1,940,705
Vantage Data Centers Germany
Borrower Lux SARL, Series 2025-
1X, Class A2, 4.29%, 06/28/50 ... 13,812 16,509,601
95,348,439
Netherlands — 0.1%
(a)(b)
Aurorus BV
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.18%, 08/13/49 .... 3,165 3,732,550
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 3.98%, 08/13/49 .... 628 744,058
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 5.08%, 08/13/49 .... 912 1,087,603
Hill FL
Series 2024-1FL, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.01%, 02/18/32 .... 616 724,953
Series 2024-1FL, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.05%), 3.96%, 02/18/32 .... 693 818,707
Series 2024-1FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 5.11%, 02/18/32 ..... 154 181,613
Security
Par (000)
Par (000) Value
Netherlands (continued)
Hill FL BV
Series 2024-2FL, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.72%), 2.63%, 10/18/32 .... EUR 3,837 $ 4,511,315
Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.95%), 3.86%, 10/18/32 .... 500 579,352
Mila BV
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.69%), 2.61%, 09/16/41 .... 5,977 7,031,508
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.87%, 09/16/41 .... 328 385,909
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.45%), 3.37%, 09/16/41 .... 243 287,445
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.92%, 09/16/41 .... 171 202,524
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 0.00%, 10/12/42 .... 500 587,494
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 0.00%, 10/12/42 .... 300 352,673
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 0.00%, 10/12/42 .... 1,200 1,409,564
Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.72%), 0.00%, 10/12/42 .... 800 939,240
23,576,508
Portugal — 0.0%
(a)(b)
GAMMA Sociedade de Titularizacao de
Creditos , Series 2, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.90%),
2.93%, 02/25/34 ............ 4,293 5,053,281
TAGUS - Sociedade de Titularizacao de
Creditos SA
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 3.70%,
10/27/42 ............... 1,600 1,895,509
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.60%), 4.50%,
10/27/42 ............... 700 832,466
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.85%), 4.76%,
09/23/38 ............... 329 378,785
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 4.00%), 5.90%,
10/27/42 ............... 1,400 1,667,692
Series 6, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.20%), 3.20%,
12/25/39 ............... 2,200 2,582,897
Series 6, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.70%), 3.70%,
12/25/39 ............... 1,800 2,127,540
14,538,170
Singapore — 0.0%
Bayfront Infrastructure Capital Pte.
Ltd.
(a)(b)(d)
Series 2025-1, Class A1, (1-day
SOFR at 1.30% Floor + 1.30%),
5.52%, 04/11/45 .......... USD 3,357 3,355,993

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Singapore (continued)
Series 2025-1, Class A1SU, (1-day
SOFR at 1.29% Floor + 1.29%),
5.51%, 04/11/45 .......... USD 4,020 $ 4,017,990
7,373,983
Spain — 0.1%
(b)
Auto ABS Spanish Loans FT
(a)
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.75%, 09/28/38 .... EUR 9,474 11,158,414
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.20%, 09/28/38 .... 3,477 4,101,423
AutoNoria Spain
(a)
Series 2021-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.67%, 01/31/39 .... 289 339,507
Series 2021-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 2.92%, 01/31/39 .... 467 548,535
Series 2021-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.55%), 3.42%, 01/31/39 .... 200 235,522
Series 2021-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.65%), 4.52%, 01/31/39 .... 111 130,631
Series 2021-SP, Class F, (1-mo.
EURIBOR at 0.00% Floor +
3.90%), 5.77%, 01/31/39 .... 45 52,226
Series 2022-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.80%), 4.67%, 01/27/40 .... 666 798,923
Series 2022-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.20%), 6.07%, 01/28/40 .... 166 202,316
Series 2022-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
7.00%), 8.87%, 01/29/40 .... 957 1,178,432
Autonoria Spain FT
(a)
Series 2023-SP, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.57%, 09/30/41 .... 3,472 4,086,506
Series 2023-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.02%, 09/30/41 .... 310 365,453
Series 2023-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.87%, 09/30/41 .... 1,054 1,254,925
Series 2023-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.90%), 4.77%, 09/30/41 .... 372 447,634
AutoNoria Spain FT
(a)
Series 2025-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.87%, 04/30/43 .... 3,300 3,889,859
Series 2025-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.07%, 04/30/43 .... 2,800 3,302,156
Series 2025-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.37%, 04/30/43 .... 1,400 1,645,892
Series 2025-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
3.00%), 4.87%, 04/30/43 .... 1,500 1,770,280
Security
Par (000)
Par (000) Value
Spain (continued)
Bbva Consumer Auto FT
(a)
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.98%, 05/19/42 .... EUR 1,700 $ 2,000,248
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.28%, 05/19/42 .... 2,000 2,351,357
Fondo de Titulizacion Santander
Consumo 9
(a)
Series 9, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.00%), 3.00%,
10/25/40 ............... 2,000 2,349,509
Series 9, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.40%), 3.40%,
10/25/40 ............... 4,000 4,696,200
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.98%, 03/21/33
(a)
... 155 182,286
Series 2020-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.95%), 3.98%, 03/21/33
(a)
... 47 54,720
Series 2020-1, Class D, 3.50%,
03/21/33 ............... 78 90,841
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.20%), 0.00%, 12/16/43
(a)
... 2,100 2,466,861
FTA Consumo Santander
(a)
Series 7, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.30%), 3.32%,
07/20/38 ............... 3,141 3,710,140
Series 7, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.65%), 3.67%,
07/20/38 ............... 2,592 3,061,173
Santander Consumo 8 Fondo de
Titulizacion
(a)
Series 8, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.20%), 3.29%,
01/21/40 ............... 2,700 3,188,020
Series 8, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.59%,
01/21/40 ............... 2,900 3,421,122
Series 8, Class D, (3-mo. EURIBOR
at 0.00% Floor + 2.75%), 4.84%,
01/21/40 ............... 1,000 1,179,584
64,260,695
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-CF2,
Class 1B, 6.00%, 01/25/43
(c)(g)
... USD 603 503,509
United Kingdom — 0.6%
Asimi Funding plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average +
1.35%), 5.32%, 09/16/31 .... GBP 1,786 2,405,309
Series 2024-1, Class C, (Sterling
Overnight Index Average +
1.95%), 5.92%, 09/16/31 .... 1,654 2,236,110
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.92%,
05/16/32 ............... 2,605 3,519,793

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.37%,
05/16/32 ............... GBP 2,580 $ 3,487,560
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.72%,
05/16/32 ............... 2,185 2,954,123
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.37%,
05/16/32 ............... 595 805,788
Cardiff Auto Receivables Securitisation
plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.37%,
08/20/31 ............... 2,918 3,943,090
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.87%,
08/20/31 ............... 5,216 7,079,803
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.60%), 6.57%,
08/20/31 ............... 3,951 5,385,520
Delamare Cards MTN Issuer plc,
Series 2023-1, Class A1, (Sterling
Overnight Index Average at 0.00%
Floor + 0.80%), 4.77%, 04/19/31
(a)(b)
3,454 4,653,219
Dowson plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.22%,
08/20/31 ............... 3,281 4,428,754
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.57%,
08/20/31 ............... 2,490 3,361,774
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 6.32%,
08/20/31 ............... 631 854,945
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.95%), 7.92%,
08/20/31 ............... 1,212 1,638,581
Series 2024-1, Class F, (Sterling
Overnight Index Average at
0.00% Floor + 6.95%), 10.92%,
08/20/31 ............... 1,476 2,014,525
Greene King Finance plc
Series A6,  4.06%, 03/15/35
(b)
... 2,831 3,580,522
Series B1,  (Sterling Overnight
Index Average + 1.92%), 5.89%,
12/15/34
(a)
.............. 2,472 3,042,003
Series B2,  (Sterling Overnight
Index Average at 2.08% Floor +
2.20%), 6.17%, 03/15/36
(a)(b)
.. 100 124,980
Hermitage 2024 plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.87%,
04/21/33 ............... 4,445 5,996,812
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.22%,
04/21/33 ............... GBP 1,328 $ 1,790,115
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.57%,
04/21/33 ............... 1,386 1,872,383
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.90%), 7.87%,
04/21/33 ............... 869 1,181,580
Hermitage plc
(a)(b)
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.45%), 6.42%,
09/21/33 ............... 750 1,009,714
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 6.32%,
04/21/33 ............... 577 782,355
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.07%,
04/21/33 ............... 1,960 2,638,318
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.37%,
04/21/33 ............... 2,498 3,363,410
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.67%,
04/21/33 ............... 1,709 2,302,969
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 7.17%,
04/21/33 ............... 928 1,255,491
ICG US CLO Ltd., Series 2014-2A,
Class BRR, (3-mo. CME Term SOFR
at 0.26% Floor + 1.71%), 6.03%,
01/15/31
(a)(c)
............... USD 2,750 2,747,278
London Cards No. 1 plc, Series 1, Class
B, (Sterling Overnight Index Average
at 0.00% Floor + 3.75%), 7.72%,
05/15/33
(a)(b)
............... GBP 1,425 1,955,814
London Cards No. 2 plc
(a)(b)
Series 2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.37%,
03/28/34 ............... 1,383 1,878,998
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.47%,
03/28/34 ............... 1,708 2,320,591
Series 2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.45%), 7.42%,
03/28/34 ............... 1,784 2,436,025
Series 2, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.50%), 9.47%,
03/28/34 ............... 2,066 2,855,444

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Newday Funding
(a)(b)
Series 2024-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.18%), 5.15%,
03/15/32 ............... GBP 1,910 $ 2,588,443
Series 2024-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.62%,
03/15/32 ............... 3,309 4,488,649
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.37%,
03/15/32 ............... 3,128 4,266,315
Newday Funding Master Issuer plc
(a)(b)
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 6.67%,
11/15/31 ............... 4,377 5,985,116
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.70%), 7.67%,
11/15/31 ............... 5,555 7,658,447
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.37%,
07/15/32 ............... 1,949 2,641,032
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.87%,
07/15/32 ............... 2,323 3,156,210
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.65%), 6.62%,
07/15/32 ............... 4,901 6,705,398
Series 2024-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.27%,
11/15/32 ............... 2,090 2,824,909
Series 2024-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.57%,
11/15/32 ............... 3,087 4,170,107
Series 2025-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 4.82%,
04/15/33 ............... 6,990 9,441,350
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.42%,
04/15/33 ............... 4,581 6,188,557
Series 2025-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 5.02%,
07/15/33 ............... 3,002 4,040,285
Series 2025-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.47%,
07/15/33 ............... 3,307 4,463,458
Newday Funding Master Issuer plc-
(a)(b)
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.87%,
07/15/32 ............... 9,773 13,188,081
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.12%,
04/15/33 ............... GBP 2,829 $ 3,824,149
PCL Funding IX plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.87%,
07/16/29 ............... 22,145 29,910,847
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.27%,
07/16/29 ............... 2,320 3,129,632
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.15%), 6.12%,
07/16/29 ............... 150 203,115
PCL Funding VIII plc
(a)(b)
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.47%,
05/15/28 ............... 1,125 1,527,637
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 7.47%,
05/15/28 ............... 712 969,060
Satus plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.87%,
01/17/31 ............... 3,739 5,036,075
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.22%,
01/17/31 ............... 3,139 4,236,193
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 6.02%,
01/17/31 ............... 3,161 4,270,164
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.30%), 7.27%,
01/17/31 ............... 568 765,037
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.30%), 9.27%,
01/17/31 ............... 549 738,456
Tower Bridge Funding plc, Series 2022-
1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor +
0.72%), 4.69%, 12/20/63
(a)(b)
.... 1,169 1,572,854
Trafford Centre Finance Ltd. (The),
Series B2, (Sterling Overnight
Index Average + 0.94%), 4.94%,
07/28/35
(a)(b)
............... 3,400 3,806,677
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(b)
.... 12,466 17,498,220
Zilch Finance 2 Ltd., (1-mo. SONIA +
4.00%), 7.97%, 10/26/27
(a)(d)
.... 27,533 37,029,580
288,227,749
United States — 6.5%
522 Funding CLO Ltd.
(a)(c)
Series 2018-3A, Class AR, (3-mo.
CME Term SOFR at 1.04% Floor
+ 1.30%), 5.63%, 10/20/31 ... USD 67 66,544

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-3A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 6.64%, 10/20/31 ... USD 750 $ 751,547
ACE Securities Corp., Series 2005-
AG1, Class M2, (1-mo. CME Term
SOFR at 0.69% Floor + 0.80%),
4.96%, 08/25/35
(a)
........... 1,826 1,600,272
ACE Securities Corp. Home Equity
Loan Trust
(a)
Series 2007-HE4, Class A2A, (1-mo.
CME Term SOFR at 0.26% Floor
+ 0.37%), 4.53%, 05/25/37 ... 6,881 1,075,992
Series 2007-HE4, Class A2C, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 4.87%, 05/25/37 ... 340 53,690
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(c)
........ 718 688,296
ACREC LLC, Series 2023-FL2, Class
A, (1-mo. CME Term SOFR at 2.23%
Floor + 2.23%), 6.38%, 02/19/38
(a)(c)
3,517 3,516,773
ACRES LLC, Series 2025-FL3, Class
A, (1-mo. CME Term SOFR at 1.62%
Floor + 1.62%), 5.75%, 08/18/40
(a)(c)
13,896 13,925,703
Affirm Asset Securitization Trust
(c)
Series 2024-A, Class A, 5.61%,
02/15/29 ............... 7,128 7,160,518
Series 2025-X1, Class C, 5.34%,
04/15/30 ............... 2,790 2,795,678
Affirm Master Trust
(c)
Series 2025-1A, Class A, 4.99%,
02/15/33 ............... 30,491 30,735,050
Series 2025-1A, Class B, 5.13%,
02/15/33 ............... 2,389 2,406,243
Ajax Mortgage Loan Trust
(c)
Series 2017-D, Class B, 0.00%,
12/25/57
(a)
.............. 4 1,287
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 127 86,360
Series 2021-C, Class A, 6.11%,
01/25/61
(g)
.............. 11,809 11,806,812
Series 2021-C, Class B, 6.72%,
01/25/61
(g)
.............. 6,336 6,273,531
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 14,796 17,707,366
Series 2021-D, Class A, 5.00%,
03/25/60
(g)
.............. 24,942 24,930,211
Series 2021-D, Class B, 7.00%,
03/25/60
(a)
.............. 11,196 12,361,614
Series 2021-D, Class C, 0.00%,
03/25/60
(a)
.............. 15,560 19,016,292
Series 2021-E, Class A1, 1.74%,
12/25/60
(a)
.............. 35,881 31,544,527
Series 2021-E, Class A2, 2.69%,
12/25/60
(a)
.............. 8,637 6,640,435
Series 2021-E, Class B1, 3.73%,
12/25/60
(a)
.............. 5,214 3,468,331
Series 2021-E, Class B3, 3.95%,
12/25/60
(a)
.............. 16,857 9,355,013
Series 2021-E, Class M1, 2.94%,
12/25/60
(a)
.............. 8,544 6,178,844
Series 2021-E, Class SA, 0.00%,
12/25/60
(a)
.............. 80 37,653
Series 2021-E, Class XS, 0.00%,
12/25/60
(a)
.............. 156,651 5,378,952
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-F, Class A, 4.88%,
06/25/61
(g)
.............. USD 69,460 $ 69,411,096
Series 2021-F, Class B, 6.75%,
06/25/61
(g)
.............. 24,649 24,514,104
Series 2021-F, Class C, 0.00%,
06/25/61 ............... 36,291 35,378,215
Series 2021-G, Class A, 4.88%,
06/25/61
(a)
.............. 52,066 52,027,655
Series 2021-G, Class B, 6.75%,
06/25/61
(a)
.............. 15,335 17,360,987
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 26,737 26,935,493
Series 2023-B, Class A, 4.25%,
10/25/62
(g)
.............. 22,542 22,287,305
Series 2023-B, Class B, 4.25%,
10/25/62
(g)
.............. 3,314 3,233,453
Series 2023-B, Class C, 0.00%,
10/25/62 ............... 7,419 4,732,527
Series 2023-B, Class SA, 0.00%,
10/25/62
(h)
.............. 511 481,970
AMSR Trust
(c)
Series 2021-SFR1, Class F, 3.60%,
06/17/38 ............... 5,128 4,868,794
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 6,609,984
Series 2023-SFR2, Class F2, 3.95%,
06/17/40 ............... 5,000 4,665,752
Apidos CLO XVIII-R, Series 2018-18A,
Class A1R2, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.66%, 01/22/38
(a)(c)
.......... 26,200 26,308,258
Aqua Finance Trust, Series 2021-A,
Class A, 1.54%, 07/17/46
(c)
..... 399 369,413
Arbor Realty Commercial Real Estate
Notes LLC, Series 2025-FL1, Class
A, (1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.49%, 01/20/43
(a)(c)
12,698 12,664,348
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL1, Class
A, (SOFR 30 day Average at 1.45%
Floor + 1.45%), 5.82%, 01/15/37
(a)(c)
279 278,742
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (1-mo. CME
Term SOFR at 0.48% Floor +
0.59%), 4.75%, 05/25/35
(a)
..... 4,679 3,875,355
Argent Securities Trust
(a)
Series 2006-M1, Class A2C, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.57%, 07/25/36 ... 6,754 1,821,840
Series 2006-W2, Class A2C, (1-mo.
CME Term SOFR at 0.58% Floor
+ 0.69%), 4.85%, 03/25/36 ... 1,790 997,654
Audax Senior Debt CLO LLC, Series
2025-12A, Class A, (3-mo. CME
Term SOFR at 1.42% Floor +
1.42%), 5.59%, 04/22/37
(a)(c)
.... 4,660 4,663,495
Avoca CLO XXVIII DAC, Series 28A,
Class B1R, (3-mo. EURIBOR at
1.85% Floor + 1.85%), 3.88%,
10/15/37
(a)(c)
............... EUR 3,400 3,996,306
BankAmerica Manufactured Housing
Contract Trust
(a)
Series 1997-2, Class B1, 7.07%,
10/10/27 ............... USD 4,500 384,787
Series 1998-2, Class B1, 7.18%,
12/10/25 ............... 8,475 716,110

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(c)
..... USD 750 $ 749,259
Battalion CLO XV Ltd., Series 2020-
15A, Class A1RR, (3-mo. CME Term
SOFR at 0.98% Floor + 0.98%),
5.30%, 01/17/33
(a)(c)
.......... 22,354 22,344,458
Bayview Financial Revolving Asset
Trust
(a)(c)
Series 2004-B, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 5.28%, 05/28/39 ... 15,594 12,864,404
Series 2004-B, Class A2, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.41%), 5.58%, 05/28/39 ... 343 159,762
Series 2005-A, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 5.28%, 02/28/40 ... 7,771 7,012,971
Series 2005-E, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 5.28%, 12/28/40 ... 302 306,987
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 500,849
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 480,091
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 366,610
BDS LLC, Series 2024-FL13, Class A,
(1-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.71%, 09/19/39
(a)(c)
5,300 5,327,249
Bear Stearns Asset-Backed Securities
I Trust
(a)
Series 2004-HE7, Class M2, (1-mo.
CME Term SOFR at 1.73% Floor
+ 1.84%), 6.00%, 08/25/34 ... 13 12,462
Series 2006-HE1, Class 1M4, (1-mo.
CME Term SOFR at 1.02% Floor
+ 1.13%), 5.06%, 12/25/35 ... 5,927 5,807,831
Series 2006-HE7, Class 1A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.61%, 09/25/36 ... 1,301 1,275,995
Series 2006-HE8, Class 1A3, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 4.79%, 10/25/36 ... 1,166 1,145,930
Series 2007-HE2, Class 1A4, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.59%, 03/25/37 ... 2,494 2,383,163
Series 2007-HE2, Class 22A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.55%, 03/25/37 ... 1,442 1,359,091
Series 2007-HE2, Class 23A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.55%, 03/25/37 ... 1,701 1,622,851
Series 2007-HE3, Class 1A4, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 4.97%, 04/25/37 ... 21,563 20,743,086
BHG Securitization Trust
(c)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 669 661,874
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,954,299
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,536,107
Series 2022-C, Class B, 5.93%,
10/17/35 ............... 1,685 1,689,744
Security
Par (000)
Par (000) Value
United States (continued)
BRAVO Residential Funding Trust,
Series 2024-CES2, Class A1A,
5.55%, 09/25/54
(c)(g)
.......... USD 8,108 $ 8,154,567
Brex Commercial Charge Card Master
Trust, Series 2024-1, Class A1,
6.05%, 07/15/27
(c)
........... 6,223 6,261,686
Carlyle Direct Lending CLO LLC,
Series 2024-1A, Class AL1N, (3-mo.
CME Term SOFR at 1.68% Floor +
1.68%), 6.00%, 10/25/37
(a)(c)
.... 19,637 19,672,947
Carrington Mortgage Loan Trust
(a)
Series 2006-NC1, Class M2, (1-mo.
CME Term SOFR at 0.63% Floor
+ 0.74%), 4.90%, 01/25/36 ... 1,620 1,438,919
Series 2006-NC4, Class A3, (1-mo.
CME Term SOFR at 0.16% Floor
and 12.50% Cap + 0.27%),
4.43%, 10/25/36 .......... 538 525,378
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(c)
13,158 12,634,945
C-BASS Trust
(a)
Series 2006-CB7, Class A4, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.59%, 10/25/36 ... 986 682,456
Series 2006-CB9, Class A4, (1-mo.
CME Term SOFR at 0.46% Floor
+ 0.57%), 4.73%, 11/25/36 ... 616 278,467
CIT Mortgage Loan Trust
(a)(c)
Series 2007-1, Class 1M2, (1-mo.
CME Term SOFR at 2.63% Floor
+ 1.86%), 6.90%, 10/25/37 ... 3,538 3,509,350
Series 2007-1, Class 2M2, (1-mo.
CME Term SOFR at 2.63% Floor
+ 1.86%), 6.90%, 10/25/37 ... 1,803 1,759,914
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-
mo. CME Term SOFR at 0.20%
Floor + 0.31%), 4.47%, 05/25/37 11,101 7,499,181
Series 2007-AHL2, Class A3C, (1-
mo. CME Term SOFR at 0.27%
Floor + 0.38%), 4.54%, 05/25/37 5,043 3,408,741
Series 2007-AHL3, Class A3B, (1-
mo. CME Term SOFR at 0.17%
Floor + 0.28%), 4.44%, 07/25/45 5,275 3,690,860
Series 2007-AMC1, Class A1, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.59%, 12/25/36
(c)
.. 6,221 3,485,013
Coinstar Funding LLC, Series 2017-1A,
Class A2, 5.22%, 04/25/47
(c)
.... 7,340 6,789,500
College Ave Student Loans Trust,
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.75% Floor +
1.75%), 6.11%, 06/25/54
(a)(c)
.... 14,697 14,909,632
College Avenue Student Loans LLC
(c)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 3,776 3,510,792
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 722 683,564
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 1,212 1,111,585
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 550 511,795
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 131 123,714

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Compass Datacenters Issuer III LLC,
Series 2025-3A, Class A2, 5.29%,
07/25/50
(c)
................ USD 22,056 $ 22,302,988
Concord Music Royalties LLC, Series
2024-1A, Class A, 5.64%, 10/20/74
(c)
11,031 11,114,065
Conseco Finance Corp.
(a)
Series 1996-10, Class B1, 7.24%,
11/15/28 ............... 988 1,002,400
Series 1997-3, Class M1, 7.53%,
03/15/28 ............... 1,019 1,036,630
Series 1997-6, Class M1, 7.21%,
01/15/29 ............... 687 699,163
Series 1998-4, Class M1, 6.83%,
04/01/30 ............... 343 349,400
Series 1998-6, Class M1, 6.63%,
06/01/30 ............... 944 957,650
Series 1999-5, Class A5, 7.86%,
03/01/30 ............... 2,426 666,802
Series 1999-5, Class A6, 7.50%,
03/01/30 ............... 2,603 684,560
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(a)
.............. 4,152 533,304
Series 2000-4, Class A6, 8.31%,
05/01/32
(a)
.............. 5,128 679,766
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,271 1,183,732
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,418 2,220,327
Cook Park CLO Ltd.
(a)(c)
Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 6.33%, 04/17/30 ... 2,000 2,003,806
Series 2018-1A, Class D, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.86%), 7.18%, 04/17/30 ... 1,430 1,437,150
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 3.00%,
12/25/36
(g)
.............. 919 752,271
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(c)(g)
............. 711 708,574
Series 2006-MH1, Class B2, 6.75%,
10/25/36
(c)(g)
............. 5,709 4,766,170
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(c)(g)
............. 11,498 355,662
Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.61%, 07/25/37
(a)(c)
. 1,229 815,696
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(c)
...... 1,576 1,357,666
CWABS Asset-Backed Certificates
Trust
(a)
Series 2005-16, Class 1AF, 4.47%,
04/25/36 ............... 4,710 4,231,058
Series 2006-18, Class M1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 4.72%, 03/25/37 ... 13,032 13,331,366
Series 2006-22, Class M1, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.62%, 05/25/47 ... 1,582 1,557,930
CWABS Asset-Backed Notes Trust,
Series 2007-SEA2, Class 2A1,
(1-mo. CME Term SOFR at 1.50%
Floor and 11.00% Cap + 1.61%),
5.77%, 06/25/47
(a)(c)
.......... 2,640 2,175,944
Security
Par (000)
Par (000) Value
United States (continued)
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(1-mo. CME Term SOFR at 0.27%
Floor and 16.00% Cap + 0.38%),
4.53%, 03/15/34
(a)
........... USD 123 $ 123,012
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.30%,
01/25/29
(g)
.............. 86 214,173
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 170 262,317
CWHEQ Revolving Home Equity Loan
Trust
(a)
Series 2005-B, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
4.44%, 05/15/35 .......... 101 100,692
Series 2006-C, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
4.44%, 05/15/36 .......... 764 758,133
Series 2006-H, Class 1A, (1-mo.
CME Term SOFR at 0.15% Floor
and 16.00% Cap + 0.26%),
4.41%, 11/15/36 .......... 448 440,379
Series 2006-I, Class 1A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 4.40%, 01/15/37 ... 358 344,974
Diameter Capital CLO 1 Ltd.
(a)(c)
Series 2021-1A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 10.47%, 10/15/37 .. 5,000 5,067,693
Series 2021-1A, Class SUB, 0.00%,
10/15/37 ............... 6,050 4,800,191
Diameter Capital CLO 3 Ltd., Series
2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.65%, 01/15/38
(a)(c)
.... 4,146 4,158,872
Dwight Issuer LLC, Series 2025-FL1,
Class A, (1-mo. CME Term SOFR
at 1.66% Floor + 1.66%), 5.80%,
06/18/42
(a)(c)
............... 2,499 2,496,944
Eaton Vance CLO Ltd., Series 2014-
1RA, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
6.07%, 07/15/30
(a)(c)
.......... 1,750 1,752,076
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(c)
..... 1,660 1,411,696
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(c)
..... 4,761 4,770,026
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(c)
............... 1,297 1,155,913
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo.
CME Term SOFR at 1.05% Floor
+ 1.16%), 5.32%, 10/25/34 ... 2,818 2,570,487
Series 2006-FF13, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 4.51%, 10/25/36 ... 4,191 2,699,044
Series 2006-FF13, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.59%, 10/25/36 2,458 1,614,939

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-FF16, Class 2A4, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.69%, 12/25/36 USD 4,679 $ 1,891,084
First NLC Trust, Series 2007-1, Class
A3, (1-mo. CME Term SOFR at
0.18% Floor + 0.29%), 4.45%,
08/25/37
(a)(c)
............... 1,554 778,079
FirstKey Homes Trust
(c)
Series 2022-SFR1, Class E2,
5.00%, 05/19/39 .......... 5,000 4,928,091
Series 2022-SFR2, Class E1,
4.50%, 07/17/39 .......... 4,977 4,873,651
Series 2022-SFR3, Class E2,
3.50%, 07/17/38 .......... 8,285 8,108,788
Flatiron CLO 23 LLC, Series 2023-1A,
Class AR, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 5.56%,
04/17/36
(a)(c)
............... 2,510 2,513,953
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(a)(c)
.......... 15,903 16,018,057
Foundation Finance Trust
(c)
Series 2021-2A, Class A, 2.19%,
01/15/42 ............... 3,946 3,764,188
Series 2023-1A, Class A, 5.67%,
12/15/43 ............... 4,974 5,097,371
Series 2024-1A, Class B, 5.95%,
12/15/49 ............... 1,525 1,565,985
Series 2024-2A, Class B, 4.93%,
03/15/50 ............... 2,798 2,803,225
Series 2025-1A, Class A, 4.95%,
04/15/50 ............... 16,958 17,176,112
Series 2025-1A, Class D, 6.09%,
04/15/50 ............... 16,235 16,234,705
Series 2025-2A, Class D, 5.68%,
04/15/52 ............... 2,263 2,275,183
Series 2025-2A, Class E, 8.35%,
04/15/52 ............... 2,466 2,495,788
Fremont Home Loan Trust
(a)
Series 2006-3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.55%, 02/25/37 ... 4,465 3,309,250
Series 2006-3, Class 2A3, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.61%, 02/25/37 ... 5,100 1,559,437
FS Rialto Issuer LLC
(a)(c)
Series 2024-FL9, Class A, (1-mo.
CME Term SOFR at 1.63% Floor
+ 1.63%), 5.76%, 10/19/39 ... 9,190 9,238,737
Series 2025-FL10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.52%, 08/19/42 ... 3,240 3,242,450
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate
at 0.00% Floor - 2.00%), 5.25%,
08/27/51
(a)(c)
............... 3,889 3,894,063
GoldenTree Loan Management US
CLO 14 Ltd., Series 2022-14A,
Class ER, (3-mo. CME Term SOFR
at 5.90% Floor + 5.90%), 10.23%,
07/20/37
(a)(c)
............... 2,300 2,329,888
GoldenTree Loan Management US
CLO 15 Ltd., Series 2022-15A,
Class FR, (3-mo. CME Term SOFR
at 7.50% Floor + 7.50%), 11.83%,
10/20/36
(a)(c)
............... 2,500 2,406,228
Security
Par (000)
Par (000) Value
United States (continued)
Goldman Home Improvement Trust
Issuer Trust
(c)
Series 2021-GRN2, Class B, 1.97%,
06/25/51 ............... USD 2,986 $ 2,882,125
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ............... 2,465 2,530,693
Golub Capital Partners CLO 56M,
Series 2021-56A, Class A, (3-mo.
CME Term SOFR at 1.53% Floor +
1.79%), 6.11%, 10/25/33
(a)(c)
.... 6,250 6,269,488
Golub Capital Partners CLO 69M,
Series 2023-69A, Class A, (3-mo.
CME Term SOFR at 2.35% Floor +
2.35%), 6.58%, 11/09/36
(a)(c)
.... 2,500 2,501,215
Golub Capital Partners CLO 78M,
Series 2025-78A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor +
1.38%), 5.71%, 04/21/39
(a)(c)
.... 2,500 2,498,775
GoodLeap Home Improvement
Solutions Trust
(c)
Series 2024-1A, Class A, 5.35%,
10/20/46 ............... 26,109 26,449,853
Series 2025-1A, Class A, 5.38%,
02/20/49 ............... 23,688 24,032,690
Series 2025-1A, Class B, 6.27%,
02/20/49 ............... 912 933,942
Series 2025-2A, Class A, 5.32%,
06/20/49 ............... 21,561 21,800,495
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(c)
........... 9,085 7,246,554
Gracie Point International Funding LLC,
Series 2024-1A, Class A, (SOFR90A
at 1.70% Floor + 1.70%), 6.06%,
03/01/28
(a)(c)
............... 14,644 14,672,465
Green Lakes Park CLO LLC, Series
2025-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor +
1.18%), 5.50%, 01/25/38
(a)(c)
.... 4,050 4,053,799
GreenPoint Manufactured Housing,
Series 1999-5, Class M2, 9.23%,
12/15/29
(a)
................ 1,780 1,779,128
GreenSky Home Improvement Issuer
Trust
(c)
Series 2024-2, Class A4, 5.15%,
10/27/59 ............... 4,024 4,071,742
Series 2024-2, Class D, 6.43%,
10/27/59 ............... 2,938 3,001,176
Series 2025-2A, Class C, 5.26%,
06/25/60 ............... 3,865 3,899,782
Series 2025-2A, Class D, 5.56%,
06/25/60 ............... 3,086 3,117,299
Series 2025-2A, Class E, 7.79%,
06/25/60 ............... 1,345 1,365,285
GreenSky Home Improvement Trust
(c)
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 12,354 12,632,052
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 1,970 2,009,553
Greystone CRE Notes 2025 LLC,
Series 2025-HC4, Class A, (1-mo.
CME Term SOFR at 1.78% Floor +
1.78%), 0.00%, 10/15/42
(a)(c)
.... 9,010 8,987,475

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 4.97%, 12/25/35 ... USD 5,333 $ 2,378,092
Series 2006-4, Class 1A1, 4.18%,
03/25/36 ............... 3,386 2,346,551
Series 2006-18, Class AF2A, 5.63%,
11/25/36 ............... 205 55,540
Series 2006-18, Class AF3A, 5.77%,
11/25/36 ............... 2,019 547,487
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,406 251,115
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 4.67%, 01/25/47 ... 2,635 1,290,602
Series 2007-HS1, Class M6, (1-mo.
CME Term SOFR at 3.38% Floor
+ 3.49%), 7.65%, 02/25/47 ... 3,414 3,370,355
Home Efficiency, 0.00%, 12/31/54
(a)(c)(d)
63,005 64,296,706
Home Equity Asset Trust
(a)
Series 2006-3, Class M2, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 4.87%, 07/25/36 ... 4,008 3,805,364
Series 2007-1, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.57%, 05/25/37 ... 4,366 3,650,688
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2004-A, Class
M2, (1-mo. CME Term SOFR at
2.03% Floor + 2.14%), 3.52%,
07/25/34
(a)
................ 679 654,547
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(g)
................ 6,758 609,180
Huntington Bank Auto Credit-Linked
Notes
(a)(c)
Series 2024-1, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.40%), 5.79%, 05/20/32 .... 7,332 7,347,277
Series 2024-2, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.35%), 5.74%, 10/20/32 .... 12,586 12,605,188
Series 2025-2, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.20%), 5.59%, 09/20/33 .... 7,783 7,785,544
INCREF LLC, Series 2025-FL1, Class
A, (1-mo. CME Term SOFR at 1.73%
Floor + 1.73%), 5.86%, 10/19/42
(a)(c)
9,037 9,042,257
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (1-mo. CME
Term SOFR at 0.28% Floor and
13.00% Cap + 0.39%), 4.55%,
12/25/36
(a)(c)
............... 42 40,564
J.P. Morgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 4.68%, 05/25/36
(a)
.. 1,353 1,351,637
Series 2007-CH1, Class MF1,
4.44%, 11/25/36
(g)
......... 11,339 11,698,166
KeyCorp Student Loan Trust
(a)
Series 2004-A, Class 2D, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.51%), 5.83%, 07/28/42 ... 3,851 3,713,618
Security
Par (000)
Par (000) Value
United States (continued)
Series 2005-A, Class 2C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.56%), 5.55%, 12/27/38 ... USD 6,426 $ 6,295,542
Legacy Mortgage Asset Trust
(c)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(a)
.............. 4,862 4,700,765
Series 2019-SL2, Class B, 0.00%,
02/25/59 ............... 4,675 923,050
Series 2019-SL2, Class M, 4.25%,
02/25/59
(a)
.............. 5,388 4,886,367
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
.............. 2,258 2,276,907
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 406 403,860
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo.
CME Term SOFR at 0.09% Floor +
0.20%), 4.36%, 06/25/37
(a)(c)
.... 838 556,568
Lending Funding Trust
(c)
Series 2020-2A, Class B, 3.54%,
04/21/31 ............... 3,340 3,266,806
Series 2020-2A, Class D, 6.77%,
04/21/31 ............... 400 400,853
LendingClub Rated Notes Issuer Trust
(c)
Series 2025-P1, Class A, 5.54%,
06/16/31 ............... 22,799 22,917,974
Series 2025-P1, Class B, 5.92%,
06/16/31 ............... 1,736 1,750,292
Series 2025-P1, Class C, 6.56%,
06/16/31 ............... 3,919 3,956,130
Series 2025-P1, Class D, 6.79%,
06/16/31 ............... 1,593 1,609,444
Series 2025-P1, Class E, 9.28%,
06/16/31 ............... 3,101 3,133,253
Series 2025-P1, Class F, 13.31%,
06/16/38 ............... 1,033 1,044,999
Series 2025-P1, Class R, 0.00%,
07/16/40 ............... 410 1,059,401
Series 2025-P2, Class A, 5.20%,
02/15/35 ............... 20,074 20,225,061
Series 2025-P2, Class B, 5.59%,
04/15/35 ............... 996 1,002,790
Series 2025-P2, Class C, 6.25%,
09/15/35 ............... 2,005 2,018,619
Series 2025-P2, Class D, 6.47%,
12/15/35 ............... 800 805,372
Series 2025-P2, Class E, 8.99%,
07/15/36 ............... 1,286 1,294,379
Series 2025-P2, Class F, 13.02%,
01/15/37 ............... 641 645,995
Series 2025-P2, Class R, 0.00%,
03/15/45 ............... 279 661,421
Lendmark Funding Trust
(c)
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 5,450 5,123,591
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,320,455
Series 2024-1A, Class B, 5.88%,
06/21/32 ............... 3,993 4,057,256
Series 2024-1A, Class C, 6.40%,
06/21/32 ............... 2,283 2,329,866
Series 2024-1A, Class D, 7.21%,
06/21/32 ............... 1,790 1,829,380

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-2A, Class B, 4.86%,
02/21/34 ............... USD 2,556 $ 2,562,914
Series 2024-2A, Class C, 5.25%,
02/21/34 ............... 788 790,175
Series 2024-2A, Class D, 5.69%,
02/21/34 ............... 2,776 2,778,360
Series 2025-1A, Class A, 4.94%,
09/20/34 ............... 15,342 15,516,825
Series 2025-1A, Class C, 5.68%,
09/20/34 ............... 996 1,014,790
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(c)
. 15,046 12,709,221
Long Beach Mortgage Loan Trust
(a)
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.63%, 03/25/46 ... —
( i )
2
Series 2006-5, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.57%, 06/25/36 ... 7,773 3,646,280
Series 2006-7, Class 2A3, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.59%, 08/25/36 ... 17,386 6,892,358
Lyra Music Assets Delaware LP
(c)
Series 2024-2A, Class A2, 5.76%,
12/22/64 ............... 16,446 16,680,898
Series 2025-1A, Class A2, 5.60%,
09/20/65 ............... 5,762 5,826,913
Mariner Finance Issuance Trust
(c)
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,146,394
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,139,248
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,883,587
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 1,071,452
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 2,345,186
Series 2023-AA, Class D, 8.85%,
10/22/35 ............... 12,900 13,373,691
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 11,386 11,544,068
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 603 618,842
Series 2024-AA, Class E, 9.02%,
09/22/36 ............... 2,472 2,566,105
Series 2024-BA, Class A, 4.91%,
11/20/38 ............... 19,703 19,995,004
Series 2024-BA, Class D, 6.36%,
11/20/38 ............... 2,969 3,049,550
Series 2024-BA, Class E, 8.80%,
11/20/38 ............... 19,480 20,591,272
Series 2025-AA, Class A, 4.98%,
05/20/38 ............... 23,374 23,630,714
Series 2025-AA, Class B, 5.33%,
05/20/38 ............... 3,167 3,212,117
Series 2025-AA, Class C, 5.69%,
05/20/38 ............... 3,257 3,319,244
MASTR Asset-Backed Securities Trust
(a)
Series 2006-AM2, Class A4, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 4.79%, 06/25/36
(c)
.. 2,786 2,608,257
Series 2007-HE1, Class A4, (1-mo.
CME Term SOFR at 0.56% Floor
+ 0.67%), 4.83%, 05/25/37 ... 5,000 4,265,556
Security
Par (000)
Par (000) Value
United States (continued)
MASTR Specialized Loan Trust, Series
2006-3, Class A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%),
4.79%, 06/25/46
(a)(c)
.......... USD 544 $ 535,929
Merrill Lynch First Franklin Mortgage
Loan Trust
(a)
Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 4.75%, 05/25/37 ... 1,976 1,439,492
Series 2007-H1, Class 1A2, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 7.77%, 10/25/37 ... 3,236 3,122,428
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-
mo. CME Term SOFR at 0.39%
Floor + 0.50%), 4.66%, 08/25/37 1,127 1,081,942
Series 2006-RM3, Class A2B, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 4.45%, 06/25/37 ... 2,689 565,683
MF1 LLC
(a)(c)
Series 2025-FL19, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.62%, 05/18/42 ... 3,975 3,980,729
Series 2025-FL20, Class A, (1-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.59%, 02/18/43 ... 13,754 13,765,546
MF1 Multifamily Housing Mortgage
Loan Trust
(a)(c)
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 6.77%, 09/17/37 ... 2,179 2,179,157
Series 2024-FL14, Class A, (1-mo.
CME Term SOFR at 1.74% Floor
+ 1.74%), 5.87%, 03/19/39 ... 15,291 15,357,376
Mill City Solar Loan Ltd.
(c)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 7,696 7,156,314
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 13,288 11,967,161
Morgan Stanley ABS Capital I, Inc.
Trust
(a)
Series 2005-HE5, Class M4, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.98%), 5.14%, 09/25/35 ... 7,735 6,440,020
Series 2006-HE8, Class A2FP, (1-
mo. CME Term SOFR at 0.07%
Floor + 0.18%), 4.34%, 10/25/36 3,699 1,614,434
Series 2007-SEA1, Class 2A1,
(1-mo. CME Term SOFR at
3.80% Floor + 3.91%), 8.07%,
02/25/47
(c)
.............. 533 506,775
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(1-mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.59%, 04/25/36
(a)
2,096 1,460,743
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%,
10/25/36
(g)
.............. 3,487 744,156
Series 2006-12XS, Class A6A,
6.23%, 10/25/36
(g)
......... 1,338 352,928
Series 2006-16AX, Class 2A3,
(1-mo. CME Term SOFR at
0.50% Floor + 0.61%), 4.77%,
11/25/36
(a)
.............. 1,891 519,182

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Mosaic Solar Loan Trust
(c)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... USD 5,985 $ 5,599,056
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 1,574 1,395,217
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 9,734 9,173,997
Series 2023-1A, Class A, 5.32%,
06/20/53 ............... 686 653,789
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (1-mo.
CME Term SOFR at 0.62% Floor +
0.73%), 4.89%, 04/25/37
(a)
..... 5,455 5,258,978
Navient Education Loan Trust, Series
2025-A, Class D, 6.03%, 07/15/55
(c)
911 918,896
Navient Private Education Loan Trust
(c)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 13,967 13,841,776
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 10,487,855
Navient Private Education Refi Loan
Trust
(c)
Series 2019-CA, Class A2, 3.13%,
02/15/68 ............... 66 64,904
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,707,812
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
5.51%, 04/15/60
(a)
......... 4,551 4,519,592
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 1,510 1,358,533
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 4,063 3,806,348
Series 2023-A, Class A, 5.51%,
10/15/71 ............... 13,448 13,776,031
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 23,990 24,634,861
Navient Refinance Loan Trust, Series
2025-B, Class A, 4.72%, 09/15/55
(c)
17,834 17,794,269
Nelnet Student Loan Trust
(c)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 4,023 3,632,753
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 37,366,318
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,133 2,793,961
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 4,268 3,882,219
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 21,745,475
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,556 1,376,492
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,490,305
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 23,450 20,623,965
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 1,061,146
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,619,121
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 16,396 14,724,762
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,835,796
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 566,306
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-PL1A, Class A1A,
(SOFR 30 day Average at
0.00% Floor + 2.25%), 6.61%,
11/25/53
(a)
.............. USD 4,907 $ 4,975,541
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 5.47%, 03/15/57
(a)
... 28,632 28,518,497
Series 2025-BA, Class A1B, (SOFR
30 day Average at 1.35% Floor +
1.35%), 5.69%, 05/17/55
(a)
... 38,895 39,127,149
Series 2025-BA, Class B, 4.98%,
05/17/55 ............... 18,084 18,081,338
Series 2025-BA, Class C, 5.38%,
05/17/55 ............... 10,116 10,161,074
Series 2025-BA, Class D, 6.04%,
05/17/55 ............... 7,330 7,381,267
Series 2025-CA, Class A1B, (SOFR
30 day Average at 1.35% Floor +
1.35%), 5.71%, 06/22/65
(a)
... 19,063 19,062,878
Series 2025-CA, Class B, 4.91%,
06/22/65 ............... 20,026 19,982,003
Series 2025-CA, Class D, 5.82%,
06/22/65 ............... 10,835 10,796,383
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (1-mo.
CME Term SOFR at 0.68% Floor +
0.79%), 4.95%, 12/25/35
(a)
..... 3,948 3,458,100
New Residential Mortgage Loan Trust
(c)
Series 2022-SFR1, Class F, 4.44%,
02/17/39 ............... 1,341 1,312,692
Series 2022-SFR2, Class F, 4.00%,
09/04/39 ............... 6,607 6,230,686
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%),
4.67%, 10/25/36
(a)(c)
.......... 62 123,200
NYMT Trust, Series 2024-RR1, Class A,
7.37%, 05/25/64
(c)(g)
.......... 14,513 14,434,140
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 1,372 459,710
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,122 457,172
OneMain Direct Auto Receivables Trust,
Series 2025-1A, Class D, 6.10%,
07/14/37
(c)
................ 3,016 3,072,175
OneMain Financial Issuance Trust
(c)
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 10,070 9,740,685
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 10,483,038
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 752,674
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 8,724 8,712,851
Series 2023-1A, Class D, 7.49%,
06/14/38 ............... 12,005 12,564,475
Series 2023-2A, Class D, 7.52%,
09/15/36 ............... 25,921 26,773,669
Series 2024-1A, Class A, 5.79%,
05/14/41 ............... 33,293 35,224,127
Series 2025-1A, Class D, 5.79%,
07/14/38 ............... 4,806 4,862,128

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo.
CME Term SOFR at 0.74% Floor
+ 0.85%), 5.01%, 11/25/35
(a)
.. USD 6,618 $ 5,745,648
Series 2007-CP1, Class 2A3, (1-mo.
CME Term SOFR at 0.21% Floor
+ 0.32%), 4.48%, 03/25/37
(a)
.. 6,755 5,924,446
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(g)
......... 13,127 11,287,324
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(g)
......... 10,772 9,343,992
Series 2007-FXD1, Class 3A4,
5.86%, 01/25/37
(g)
......... 536 525,423
Origen Manufactured Housing Contract
Trust
(a)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 1,921 1,928,598
Series 2007-B, Class A1, (1-mo.
CME Term SOFR at 1.20% Floor
and 18.00% Cap + 1.31%),
5.46%, 10/15/37
(c)
......... 305 303,937
Owl Rock CLO VII LLC, Series 2022-
7A, Class AR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%),
5.73%, 04/20/38
(a)(c)
.......... 8,000 7,960,000
Owl Rock CLO XI LLC, Series 2023-
11A, Class A1F, 6.10%, 05/15/35
(c)
5,000 5,048,427
Owl Rock CLO XVIII LLC, Series 2024-
18A, Class A, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
6.02%, 07/24/36
(a)(c)
.......... 3,975 3,990,278
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(g)
................ 4,010 3,685,242
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(c)
................ 104 103,369
Pagaya AI Technology in Housing Trust,
Series 2023-1, Class F, 3.60%,
10/25/40
(c)
................ 6,577 5,526,498
PennantPark CLO VII LLC, Series
2023-7A, Class A1B, 6.55%,
07/20/35
(c)
................ 7,000 7,086,204
Pennantpark CLO VIII LLC, Series
2024-8A, Class A1, (3-mo. CME
Term SOFR at 2.30% Floor +
2.30%), 6.63%, 04/18/36
(a)(c)
.... 13,000 13,096,945
Point Broadband Funding LLC, Series
2025-1A, Class C, 8.16%, 07/20/55
(c)
7,635 7,805,832
PPM CLO 6-R Ltd.
(a)(c)
Series 2022-6RA, Class C1R, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 7.78%, 01/20/37 ... 2,110 2,126,314
Series 2022-6RA, Class DR, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.98%, 01/20/37 ... 1,690 1,698,310
PRET LLC
(c)
Series 2021-RN4, Class A1, 5.49%,
10/25/51
(a)
.............. 8,149 8,149,156
Series 2024-NPL5, Class A1, 5.96%,
09/25/54
(g)
.............. 9,348 9,353,990
Progress Residential Trust
(c)
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,457 1,393,711
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 5,882 5,754,083
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... USD 12,190 $ 12,080,210
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 3,129,293
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 6,319,927
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,505,213
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 5,246,281
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 5,270,544
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,472,461
Series 2024-SFR2, Class E1,
3.40%, 04/17/41
(a)
......... 3,875 3,591,285
Series 2024-SFR2, Class E2,
3.65%, 04/17/41
(a)
......... 1,988 1,840,825
QTS Issuer ABS II LLC, Series 2025-
1A, Class A2, 5.04%, 10/05/55
(c)
.. 19,332 19,250,443
RAMP Series Trust, Series 2004-RS7,
Class A2A, (1M Sofr FWD at 0.62%
Floor and 14.00% Cap + 0.62%),
4.79%, 07/25/34
(a)
........... 1,876 1,488,989
RASC Trust, Series 2006-EMX9, Class
1A4, (1-mo. CME Term SOFR at
0.24% Floor and 14.00% Cap +
0.35%), 4.75%, 11/25/36
(a)
...... 2,446 2,030,628
RCKT Mortgage Trust, Series 2024-
CES2, Class B2, 9.69%, 04/25/44
(a)
(c)
...................... 1,949 2,004,636
Ready Capital Mortgage Financing LLC,
Series 2023-FL11, Class A, (1-mo.
CME Term SOFR at 2.37% Floor +
2.37%), 6.53%, 10/25/39
(a)(c)
.... 62 61,585
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(c)(g)
.... 706 705,743
Regional Management Issuance Trust
(c)
Series 2021-1, Class C, 3.04%,
03/17/31 ............... 2,411 2,400,571
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 2,273,343
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 523,642
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,258,345
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 3,063 3,051,525
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,685,883
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 1,109,135
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,564,474
Series 2024-1, Class D, 7.46%,
07/15/36 ............... 2,239 2,313,898
Series 2024-2, Class A, 5.11%,
12/15/33 ............... 3,687 3,718,752
Series 2024-2, Class D, 6.33%,
12/15/33 ............... 538 544,093
Republic Finance Issuance Trust
(c)
Series 2021-A, Class A, 2.30%,
12/22/31 ............... 2,499 2,493,198
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,903,726

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-A, Class C, 3.53%,
12/22/31 ............... USD 4,340 $ 4,270,744
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,800,603
Series 2024-A, Class B, 6.47%,
08/20/32 ............... 1,393 1,413,979
Series 2024-A, Class C, 7.28%,
08/20/32 ............... 685 702,719
Series 2024-A, Class D, 9.49%,
08/20/32 ............... 2,799 2,864,762
Series 2024-B, Class A, 5.42%,
11/20/37 ............... 20,532 20,907,064
Series 2024-B, Class B, 5.86%,
11/20/37 ............... 7,249 7,397,761
Series 2025-A, Class A, 4.59%,
11/20/34 ............... 21,972 21,967,107
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50
(c)
........... 15,985 16,031,703
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(c)(d)
43,330 41,978,104
Saxon Asset Securities Trust
Series 2004-2, Class MF5, 3.03%,
08/25/35
(g)
.............. 829 638,494
Series 2007-1, Class M1, (1-mo.
CME Term SOFR at 0.29% Floor
+ 0.40%), 4.56%, 01/25/47
(a)
.. 6,015 6,155,823
Securitized Asset-Backed Receivables
LLC Trust
(a)
Series 2006-OP1, Class M6, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.12%), 5.28%, 10/25/35 ... 570 456,680
Series 2007-BR1, Class A2A, (1-mo.
CME Term SOFR at 0.22% Floor
+ 0.33%), 4.49%, 02/25/37 ... 629 265,158
Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor
+ 0.65%), 4.81%, 02/25/37 ... 6,709 2,824,907
Series 2007-NC2, Class A2C, (1-mo.
CME Term SOFR at 0.44% Floor
+ 0.55%), 4.71%, 01/25/37 ... 1,092 819,426
Service Experts Issuer LLC
(c)
Series 2021-1A, Class A, 2.67%,
02/02/32 ............... 3,946 3,874,766
Series 2024-1A, Class A, 6.39%,
11/20/35 ............... 6,332 6,475,724
Sesac Finance LLC
(c)
Series 2024-1, Class A2, 6.42%,
01/25/54 ............... 2,397 2,440,778
Series 2025-1, Class A2, 5.50%,
07/25/55 ............... 16,211 16,146,720
SG Mortgage Securities Trust
(a)
Series 2006-FRE2, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.59%, 07/25/36 2,292 470,757
Series 2006-OPT2, Class A3D, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.69%, 10/25/36 4,623 3,598,806
Silver Point CLO 4 Ltd., Series 2024-
4A, Class A1, (3-mo. CME Term
SOFR at 1.63% Floor + 1.63%),
5.95%, 04/15/37
(a)(c)
.......... 9,730 9,763,540
Silver Point CLO 6 Ltd., Series 2024-
6A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%),
5.72%, 10/15/37
(a)(c)
.......... 8,750 8,781,202
Security
Par (000)
Par (000) Value
United States (continued)
Silver Point SCF CLO VII Ltd., Series
2025-2A, Class A1, (3-mo. CME
Term SOFR at 1.70% Floor +
1.70%), 5.98%, 07/15/37
(a)(c)
.... USD 9,750 $ 9,800,334
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 9.01%, 10/15/41
(a)(c)
.... 15,368 16,114,649
SMB Private Education Loan Trust
(c)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 1,694 1,687,271
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 806 803,537
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 5,485,479
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,925,964
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 13,431 11,829,810
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 757 661,555
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.45% Floor +
1.45%), 5.82%, 03/15/56
(a)
... 20,722 20,947,553
Series 2024-A, Class B, 5.88%,
03/15/56 ............... 7,329 7,494,408
Series 2024-C, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 5.47%, 06/17/52
(a)
... 6,898 6,889,226
SoFi Consumer Loan Program Trust
(c)
Series 2025-1, Class A, 4.80%,
02/27/34 ............... 32,793 32,956,533
Series 2025-1, Class B, 5.12%,
02/27/34 ............... 3,660 3,701,424
SoFi Personal Loan Trust
(c)
  0.00%, 10/15/30
(h)
.......... 351 12,072,224
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 6,410 6,496,736
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 7,566 7,613,402
SoFi Professional Loan Program LLC,
Series 2018-A, Class B, 3.61%,
02/25/42
(c)
................ 1,000 971,746
SoFi Professional Loan Program Trust
(c)
Series 2018-B, Class BFX, 3.83%,
08/25/47 ............... 538 521,342
Series 2018-D, Class BFX, 4.14%,
02/25/48 ............... 273 263,888
Series 2020-A, Class BFX, 3.12%,
05/15/46 ............... 789 694,983
Soundview Home Loan Trust
(a)
Series 2004-WMC1, Class M2, (1-
mo. CME Term SOFR at 0.80%
Floor + 0.91%), 5.07%, 01/25/35 87 74,173
Series 2005-OPT3, Class M4, (1-
mo. CME Term SOFR at 1.02%
Floor + 1.13%), 5.29%, 11/25/35 69 56,649
Series 2007-NS1, Class M1, (1-mo.
CME Term SOFR at 0.53% Floor
+ 0.64%), 4.80%, 01/25/37 ... 1,081 1,069,758
Splitrock Services, Inc., 0.00%,
02/12/31
(c)
................ 304 4,805,964
SpringCastle America Funding LLC
(c)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 4,331 4,101,178

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... USD 19,740 $ 16,258,368
STAR Trust, Series 2021-SFR1, Class
F, (1-mo. CME Term SOFR at 2.51%
Floor + 2.51%), 6.66%, 04/17/38
(a)(c)
1,870 1,867,601
Stream Innovations Issuer Trust, Series
2025-1A, Class A, 5.05%, 09/15/45
(c)
8,507 8,586,115
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2007-
GEL2, Class M1, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%),
5.32%, 05/25/37
(a)(c)
.......... 4,009 3,302,877
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(c)
... 11,090 11,375,460
Taco Bell Funding LLC, Series 2025-1A,
Class A2I, 4.82%, 08/25/55
(c)
.... 20,173 20,215,141
Terwin Mortgage Trust TMTS, Series
2005-10HE, Class M5, (1-mo.
CME Term SOFR at 1.02% Floor +
1.13%), 5.29%, 06/25/36
(a)
..... 713 655,393
Truist Bank Auto Credit-Linked Notes,
Series 2025-1, Class B, 4.73%,
09/26/33
(c)
................ 20,254 20,221,774
Upgrade Master Pass-Thru Trust
(c)
Series 2025-ST4, Class A, 5.50%,
08/16/32 ............... 7,811 7,844,405
Series 2025-ST5, Class B, 5.25%,
09/15/32 ............... 2,107 2,113,184
Series 2025-ST6, Class A, 4.61%,
10/15/32 ............... 6,532 6,537,841
UPX HIL Issuer Trust, Series 2025-1,
Class A, 5.16%, 01/25/47
(c)
..... 21,979 22,073,040
VOLT CVI LLC, Series 2021-NP12,
Class A1, 5.73%, 12/26/51
(c)(g)
... 11,628 11,628,911
Washington Mutual Asset-Backed
Certificates Trust
(a)
Series 2006-HE4, Class 2A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.63%, 09/25/36 ... 11,954 2,990,310
Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor
+ 0.42%), 4.13%, 10/25/36 ... 3,390 2,586,454
Series 2007-HE1, Class 2A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 4.39%, 11/25/36 ... 508 157,698
Series 2007-HE1, Class 2A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.61%, 11/25/36 ... 4,533 1,411,559
Wireless PropCo Funding LLC, Series
2025-1A, Class C, 8.51%, 06/25/55
(c)
13,145 13,431,565
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (1-mo. CME Term SOFR
at 0.40% Floor + 0.51%), 4.67%,
06/25/37
(a)(c)
............... 5,213 1,619,272
2,867,005,329
Total Asset-Backed Securities — 16.5%
(Cost: $7,391,271,063) ........................... 7,301,332,300
Security
Shares
Shares Value
Common Stocks
Australia — 0.0%
Lottery Corp. Ltd. (The) .......... 178,438 $ 692,906
Magellan Financial Group Ltd.
(f)
.... 101,029 641,202
1,334,108
Austria — 0.0%
Raiffeisen Bank International AG ... 9,376 324,719
Belgium — 0.0%
Azelis Group NV .............. 313,337 4,264,066
Brazil — 0.0%
Cia Energetica de Minas Gerais
(f)
... 250,888 688,236
Localiza Rent a Car SA
(f)
......... 50,778 376,381
MercadoLibre , Inc.
(f)
............ 673 1,572,761
Rede D'Or Sao Luiz SA
(b)(c)(f)
...... 60,546 479,840
Rumo SA
(f)
.................. 206,688 617,083
Vale SA .................... 50,508 546,433
4,280,734
Canada — 0.0%
Algoma Steel Group, Inc.
(j)
........ 1,251,408 4,448,755
BCE, Inc.
(f)
.................. 22,152 517,628
Bombardier, Inc. , Class B
(f)
....... 3,740 524,116
Kinross Gold Corp. ............. 20,908 518,907
6,009,406
Chile — 0.0%
WOM New Holdco
(d)(f)
........... 82,839 1,905,297
China — 0.1%
Alibaba Group Holding Ltd. , ADR ... 52,131 9,317,374
BYD Co. Ltd. , Class H .......... 388,000 5,484,255
Contemporary Amperex Technology Co.
Ltd. , Class H
(k)
.............. 32,900 2,421,936
Fosun International Ltd.
(f)
......... 2,800,000 1,980,171
Tencent Holdings Ltd. ........... 45,101 3,843,038
23,046,774
Colombia — 0.0%
Grupo Cibest SA , ADR
(k)
......... 16,137 838,156
Czech Republic — 0.0%
Komercni Banka A/S ........... 18,553 931,113
Moneta Money Bank A/S
(b)(c)
...... 60,375 481,853
1,412,966
Denmark — 0.0%
Tryg A/S .................... 26,340 668,752
France — 0.0%
Arkema SA .................. 100,754 6,388,613
Casino Guichard Perrachon SA
(f)
... 22,622 12,811
Engie SA ................... 33,648 723,315
7,124,739
Georgia — 0.0%
Lion Finance Group plc .......... 11,501 1,186,124
Germany — 0.1%
ADLER Group SA
(d)(f)
........... 5,755,512 68
BASF SE ................... 87,323 4,363,028
Bayer AG (Registered) .......... 65,943 2,195,318
Caresyntax , Inc.
(d)(f)
............ 59,130 19,513
Covestro AG
(f)
................ 134,578 9,211,476
Daimler Truck Holding AG ........ 43,883 1,814,629
Evonik Industries AG ........... 210,885 3,667,097
Gerresheimer AG .............. 85,875 3,577,401
Heidelberg Materials AG ......... 9,212 2,082,333

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Germany (continued)
K+S AG (Registered)
(f)
.......... 237,462 $ 3,225,382
LANXESS AG ................ 151,305 3,767,387
MTU Aero Engines AG .......... 4,763 2,197,350
Salzgitter AG
(f)
................ 80,276 2,434,414
Siemens AG (Registered) ........ 2,529 682,774
thyssenkrupp AG
(f)
............. 163,010 2,249,183
TUI AG
(f)
.................... 232,983 2,125,915
43,613,268
Greece — 0.0%
Athens International Airport SA ..... 101,089 1,231,935
Hellenic Telecommunications
Organization SA , Class R ...... 55,310 1,046,780
National Bank of Greece SA ...... 70,068 1,020,291
OPAP SA , Class R ............. 33,355 778,118
4,077,124
Hungary — 0.0%
OTP Bank Nyrt . ............... 21,008 1,817,262
India — 0.0%
Axis Bank Ltd. ................ 15,276 194,608
Bajaj Finance Ltd.
(f)
............ 19,360 217,829
Eicher Motors Ltd. ............. 3,578 282,516
GAIL India Ltd. ............... 120,501 239,290
ICICI Bank Ltd. ............... 10,740 162,767
Sammaan Capital Ltd.
(f)
......... 1,420,000 2,573,931
3,670,941
Indonesia — 0.0%
Astra International Tbk . PT ....... 2,515,200 872,276
Bank Mandiri Persero Tbk . PT ..... 6,707,900 1,772,823
Bank Syariah Indonesia Tbk . PT .... 1,645,000 256,101
Ciputra Development Tbk . PT ..... 10,272,100 574,055
Mitra Adiperkasa Tbk . PT ........ 4,787,500 323,331
Telkom Indonesia Persero Tbk . PT .. 1,821,000 335,295
4,133,881
Israel — 0.0%
Deep Instinct Ltd.
(d)(f)
............ 292,569 17,554
Italy — 0.1%
Intesa Sanpaolo SpA ........... 810,076 5,362,036
UniCredit SpA ................ 212,841 16,196,159
Wizz Air Holdings plc
(b)(c)(f)
........ 61,467 957,933
22,516,128
Japan — 0.0%
Rakuten Group, Inc.
(f)
........... 1,200,300 7,783,542
Jersey, Channel Islands — 0.0%
Aptiv plc
(f)
................... 6,058 522,321
Kazakhstan — 0.0%
(b)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 29,137 748,529
Kaspi.KZ JSC , ADR ............ 16,104 1,315,375
2,063,904
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 251,100 438,759
Frontken Corp. Bhd. ............ 1,362,500 1,347,223
1,785,982
Mexico — 0.0%
Alsea SAB de CV
(f)
............. 155,319 516,246
Fomento Economico Mexicano SAB de
CV ..................... 20,865 205,750
Security
Shares
Shares Value
Mexico (continued)
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 19,509 $ 630,017
Grupo Mexico SAB de CV, Series B . 133,925 1,168,018
Promotora y Operadora de
Infraestructura SAB de CV
(f)
.... 34,614 472,218
2,992,249
Philippines — 0.0%
Ayala Land, Inc. ............... 1,442,300 603,966
Bloomberry Resorts Corp. ........ 5,160,500 367,087
DigiPlus Interactive Corp. ........ 720,320 312,510
International Container Terminal
Services, Inc. .............. 63,340 513,682
Metropolitan Bank & Trust Co. ..... 303,190 354,370
2,151,615
Poland — 0.0%
LPP SA .................... 432 2,103,544
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 67,928 1,319,888
Powszechny Zaklad Ubezpieczen SA
(f)
118,544 1,775,224
5,198,656
Republic of Turkiye — 0.0%
Akbank TAS ................. 1,666,424 2,518,263
Eldorado Gold Corp.
(f)
........... 76,366 2,206,214
Turkiye Is Bankasi A/S , Class C .... 5,941,273 2,026,608
6,751,085
Romania — 0.0%
Banca Transilvania SA .......... 139,403 904,282
Singapore — 0.0%
Sea Ltd. , ADR, Class A
(f)
......... 5,842 1,044,141
South Korea — 0.0%
Samsung Electronics Co. Ltd. ..... 22,849 1,369,805
SK Hynix, Inc. ................ 3,668 909,290
2,279,095
Spain — 0.1%
CaixaBank SA ................ 1,214,000 12,822,166
Sweden — 0.0%
Axfood AB .................. 21,404 664,737
Thailand — 0.0%
CP ALL PCL ................. 1,075,400 1,567,454
Krungthai Card PCL
(f)
........... 1,277,400 1,181,488
True Corp. PCL , NVDR
(f)
......... 1,471,400 472,435
3,221,377
United Arab Emirates — 0.0%
Emirates Integrated
Telecommunications Co. PJSC
(f)
. 166,265 416,449
United Kingdom — 0.1%
Admiral Group plc ............. 14,104 636,559
Aviva plc ................... 79,694 737,233
Coca-Cola Europacific Partners plc .. 5,712 516,422
Genius Sports Ltd.
(f)
............ 1,010,711 12,512,602
Halma plc ................... 15,600 726,192
Mobico Group plc
(f)
............. 2,543,814 983,246
NEW Look Retailers
(d)(f)
.......... 4,100,922 55
Rolls-Royce Holdings plc ........ 46,944 754,590
Smith & Nephew plc ............ 36,925 669,722
17,536,621

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States — 2.1%
Adobe, Inc.
(f)
................. 1,461 $ 515,368
Advanced Micro Devices, Inc.
(f)
.... 151,151 24,454,720
Amazon.com, Inc.
(f)(j)
............ 56,673 12,443,691
AMC Networks, Inc. , Class A
(f)(j)
.... 197,308 1,625,818
Amentum Holdings, Inc.
(f)(j)
........ 248,708 5,956,557
Analog Devices, Inc. ............ 2,111 518,673
Apollo Global Management, Inc.
(j)
... 98,485 13,125,096
Applied Materials, Inc. .......... 57,226 11,716,451
Ascent Resources LLC
(f)(l)
........ 6,290,881 6,575,342
Avaya, Inc.
(f)
................. 2,491 25,949
Bank of America Corp. .......... 89,284 4,606,162
Boeing Co. (The)
(f)
............. 39,637 8,554,854
Booking Holdings, Inc. .......... 96 518,330
Boston Scientific Corp.
(f)
......... 66,593 6,501,475
Broadcom, Inc. ............... 83,744 27,627,983
Caesars Entertainment, Inc.
(f)
...... 278,230 7,519,166
Carlson Travel, Inc.
(f)
........... 17,611 70,444
Carrier Global Corp. ............ 81,521 4,866,804
Centene Corp.
(f)
............... 280,110 9,994,325
Century Communities, Inc. ....... 141,389 8,959,821
Cintas Corp. ................. 2,516 516,434
Citigroup, Inc. ................ 140,648 14,275,772
CMS Energy Corp. ............. 7,071 518,021
Comerica, Inc. ................ 25,531 1,749,384
Core Scientific, Inc.
(f)(k)
.......... 935,714 16,786,709
CoreWeave , Inc. , Class A
(f)
....... 131,565 18,004,670
Costco Wholesale Corp. ......... 557 515,576
Crowdstrike Holdings, Inc. , Class A
(f)(j)
38,256 18,759,977
Crown PropTech Acquisitions
(d)(f)
.... 345,971 312,170
Crown PropTech Acquisitions , Class A
(f)
133,068 1,514,314
Danaher Corp. ............... 64,480 12,783,805
Davidson Kempner Merchant Co.-Invest
Fund LP, (Acquired 03/31/23, cost
$0)
(f)(l)(m)
.................. —
(n)
33,151,980
Dell Technologies, Inc. , Class C .... 158,400 22,456,368
Delta Air Lines, Inc. ............ 138,989 7,887,626
DF Residential III LP
(d)(f)
.......... 22,678,371 23,812,289
Dominion Energy, Inc. ........... 8,466 517,865
DR Horton, Inc. ............... 47,050 7,973,563
DraftKings, Inc. , Class A
(f)
........ 469,711 17,567,191
DTE Energy Co. .............. 3,657 517,209
Duke Energy Corp. ............ 76,500 9,466,875
Eaton Corp. plc ............... 1,392 520,956
EchoStar Corp. , Class A
(f)
........ 514,613 39,295,849
Edwards Lifesciences Corp.
(f)
...... 6,651 517,248
Eli Lilly & Co.
(j)
................ 16,948 12,931,324
EOG Resources, Inc. ........... 47,226 5,294,979
EPAM Systems, Inc.
(f)
........... 6,210 936,406
Epic Games, Inc., (Acquired 10/17/24,
cost $22,098,625)
(d)(f)(m)
........ 45,487 31,814,518
EXO Capital Technologies, Inc.,
(Acquired 06/24/21, cost
$5,879,165)
(d)(f)(m)
............ 10,036 3,613
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21, cost
$27,387,008)
(d)(f)(m)
........... 403,700 24,694,329
Farmers Business Network, Inc.
(d)(f)
.. 217,669 230,729
First Citizens BancShares , Inc. , Class A 4,673 8,360,745
First Horizon Corp. ............. 141,967 3,209,874
Flagstar Financial, Inc. .......... 2,086,023 24,093,566
Flowco Holdings, Inc. , Class A ..... 616,648 9,157,223
FLYR, Inc., Series D-X
(d)(f)
........ 4,567,538 46
Formentera Partners Fund II LP
(d)(l)
.. —
(n)
21,269,374
Fox Corp. , Class B ............. 8,879 508,678
Freeport-McMoRan, Inc. ......... 61,852 2,425,835
Security
Shares
Shares Value
United States (continued)
FreeWire Technologies, Inc.
(d)(f)
..... 328 $ —
GE Aerospace ................ 55,000 16,545,100
Honeywell International, Inc. ...... 2,471 520,145
Illinois Tool Works, Inc. .......... 1,988 518,391
Informatica, Inc. , Class A
(f)
........ 20,709 514,412
Interpublic Group of Cos., Inc. (The) . 18,195 507,822
Labcorp Holdings, Inc. .......... 1,806 518,430
Lam Research Corp. ........... 75,081 10,053,346
Latch, Inc.
(f)
.................. 715,325 70,817
Lionsgate Studios Corp.
(f)
........ 1,324,564 9,139,492
Lumen Technologies, Inc.
(f)
....... 2,741,593 16,778,549
M/I Homes, Inc.
(f)
.............. 35,764 5,165,752
Mastercard, Inc. , Class A ......... 909 517,048
Melange Capital Partners
(d)(f)(l)
..... 13,547,824 16,392,867
Meritage Homes Corp. .......... 113,302 8,206,464
Meta Platforms, Inc. , Class A ...... 37,090 27,238,154
Micron Technology, Inc. .......... 79,265 13,262,620
Motorola Solutions, Inc. ......... 1,132 517,652
Netflix, Inc.
(f)
................. 10,184 12,209,801
New Look Builders, Inc.
(d)(f)
....... 8,689,610 87
NRG Energy, Inc. .............. 55,952 9,061,426
NVIDIA Corp. ................ 124,272 23,186,670
Palladyne AI Corp.
(f)
............ 73,917 634,947
Palladyne AI Corp.
(f)
............ 853,789 7,334,050
Paramount Skydance Corp. , Class B 75,211 1,422,992
Playstudios , Inc. , Class A
(f)
....... 1,145,983 1,103,123
Raymond James Financial, Inc. .... 2,994 516,764
Relspace
(d)(f)
................. 3,565 3,672
ResMed, Inc. ................ 1,883 515,434
Screaming Eagle Acquistion
Corp., (Acquired 05/14/24, cost
$2,541,250)
(f)(m)
............. 250,000 1,707,115
Six Flags Entertainment Corp.
(f)
.... 396,551 9,009,639
Snorkel AI, Inc., (Acquired 06/30/21,
cost $609,993)
(d)(f)(m)
.......... 40,613 248,552
Solaris Energy Infrastructure, Inc. ,
Class A .................. 728,422 29,115,027
Solventum Corp.
(f)
............. 7,099 518,227
Sonder Holdings, Inc. , Class A
(f)
.... 164,240 208,585
SOURCE Global PBC
(d)(f)
......... 99,230 7,938
Southern Co. (The) ............ 5,463 517,728
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$7,985,223)
(d)(f)(m)
............ 98,583 20,174,025
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$8,570,448)
(d)(f)(m)
............ 105,808 21,652,549
Starz Entertainment Corp. ........ 64,848 955,211
Toll Brothers, Inc. .............. 51,255 7,080,366
Trane Technologies plc .......... 10,832 4,570,671
TRI Pointe Homes, Inc.
(f)
......... 247,797 8,417,664
Uber Technologies, Inc.
(f)
......... 326,083 31,946,351
United Airlines Holdings, Inc.
(f)
..... 77,000 7,430,500
Valero Energy Corp. ............ 51,464 8,762,261
Vertiv Holdings Co. , Class A ...... 109,430 16,508,610
Vistra Corp. ................. 63,900 12,519,288
Walmart, Inc. ................. 57,478 5,923,683
Walt Disney Co. (The) .......... 38,498 4,408,021
Warner Bros Discovery, Inc.
(f)
...... 704,509 13,759,061
West Pharmaceutical Services, Inc. . 1,957 513,380
Wolfspeed , Inc.
(f)
.............. 32,778 937,451

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Zoetis, Inc. , Class A ............ 3,541 $ 518,119
940,396,168
Total Common Stocks — 2.6%
(Cost: $1,059,852,459) ........................... 1,140,776,389
Par (000)
Pa r (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance plc, 8.13%,
01/23/30
(c)
................ USD 8,010 8,105,119
Argentina — 0.0%
(c)
Telecom Argentina SA, 9.25%, 05/28/33 800 787,396
Vista Energy Argentina SAU
8.50%, 06/10/33 ............ 5,619 5,725,761
7.63%, 12/10/35 ............ 11,562 11,212,250
17,725,407
Australia — 0.9%
AGL Energy Ltd.
5.77%, 09/30/35
(b)
........... AUD 10,910 7,214,960
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ................. USD 1,338 1,275,997
Aurizon Network Pty. Ltd., 6.10%,
09/12/31
(b)
................ AUD 2,590 1,781,789
AusNet Services Holdings Pty. Ltd.
(b)
3.75%, 05/08/35 ............ EUR 6,000 7,067,814
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.25%), 5.88%, 02/12/55
(a)
... AUD 8,910 5,997,685
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.25%), 6.19%, 02/12/55
(a)
... 11,570 7,880,492
Australia & New Zealand Banking
Group Ltd.
(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.68%), 5.69%,
08/14/40
(a)
.............. 10,745 7,099,302
6.17%, 08/14/45 ............ 9,530 6,417,743
Australia Pacific Airports Melbourne
Pty. Ltd., (3-mo. ASX Australia Bank
Bill Short Term Rates Mid + 2.20%),
5.95%, 06/16/55
(a)(b)
.......... 12,600 8,507,670
BHP Billiton Finance Ltd., 3.64%,
09/04/35
(b)
................ EUR 19,360 22,651,845
BHP Billiton Finance USA Ltd., 5.75%,
09/05/55 ................. USD 6,353 6,603,232
CIMIC Finance USA Pty. Ltd., 7.00%,
03/25/34
(b)
................ 7,500 8,166,908
Commonwealth Bank of Australia
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
1.35%), 4.27%, 06/04/34 .... EUR 19,648 23,839,110
(5-Year EURIBOR ICE Swap Rate +
1.32%), 3.79%, 08/26/37 .... 5,115 6,022,837
Flinders Port Holdings Pty. Ltd., 6.10%,
07/10/34
(b)
................ AUD 7,600 5,273,627
Fortescue Treasury Pty. Ltd.
(c)
5.88%, 04/15/30 ............ USD 1,391 1,425,600
4.38%, 04/01/31 ............ 279 266,372
6.13%, 04/15/32 ............ 2,461 2,543,081
Glencore Capital Finance DAC
(b)
1.13%, 03/10/28 ............ EUR 10,528 11,886,533
3.75%, 02/04/32 ............ 13,490 16,014,706
Security
Par (000)
Par (000) Value
Australia (continued)
3.75%, 02/04/32 ............ EUR 7,560 $ 8,974,883
3.67%, 10/06/32 ............ 26,030 30,500,317
1.25%, 03/01/33 ............ 1,853 1,846,043
Glencore Funding LLC, 6.13%,
10/06/28
(c)
................ USD 700 734,780
Insurance Australia Group Ltd., (3-mo.
ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.68%),
5.26%, 06/15/37
(a)(b)
.......... AUD 5,290 3,511,244
Mineral Resources Ltd.
(c)
9.25%, 10/01/28 ............ USD 5,365 5,621,495
8.50%, 05/01/30 ............ 12,204 12,693,991
National Australia Bank Ltd., (3-mo.
ASX Australia Bank Bill Short
Term Rates Mid + 1.70%), 5.77%,
07/30/40
(a)(b)
............... AUD 8,000 5,336,002
NSW Electricity Networks Finance Pty.
Ltd.
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.05%), 5.63%,
03/11/55 ............... 30,410 20,292,330
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.25%), 6.28%,
03/11/55 ............... 3,070 2,098,212
NSW Ports Finance Co. Pty. Ltd.,
5.43%, 09/19/34
(b)
........... 19,330 12,805,626
Oceana Australian Fixed Income Trust
(d)
12.50%, 07/31/26 ........... 16,502 11,151,956
12.50%, 07/31/27 ........... 27,503 19,017,678
10.50%, 07/31/28 ........... 23,159 15,574,097
Origin Energy Finance Ltd., 1.00%,
09/17/29
(b)
................ EUR 18,657 20,221,551
Pacific National Finance Pty. Ltd.
(b)
3.70%, 09/24/29 ............ AUD 3,000 1,844,535
(ADSWAP5 + 3.85%), 7.75%,
12/11/54
(a)
.............. 7,580 5,153,968
Port of Newcastle Investments
Financing Pty. Ltd.
6.10%, 07/18/33
(b)
........... 6,060 4,119,372
Qube Treasury Pty. Ltd., 5.90%,
12/11/34
(b)
................ 18,000 12,180,018
Scentre Group Trust 1
(b)
5.35%, 09/18/35 ............ 25,800 16,851,462
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.00%), 5.58%,
03/31/55
(a)
.............. 16,200 10,851,391
Transurban Finance Co. Pty. Ltd.,
4.14%, 04/17/35
(b)
........... EUR 6,000 7,243,962
Transurban Queensland Finance Pty.
Ltd., 5.62%, 08/28/34
(b)
........ AUD 3,090 2,057,493
Westpac Banking Corp.
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.78%), 5.82%,
06/04/40
(a)(b)
............. 15,000 10,038,254
Woolworths Group Ltd., 5.91%,
11/29/34
(b)
................ 15,000 10,329,369
Worley Financial Services Pty. Ltd.,
5.87%, 05/13/32
(b)
........... 11,000 7,471,367
416,458,699
Austria — 0.1%
Lenzing AG
(a)(b)(o)
(3-Year EURIBOR ICE Swap Rate +
12.11%), 9.00% .......... EUR 14,500 17,193,962
(3-Year EURIBOR ICE Swap Rate +
12.11%), 9.00% .......... 13,700 16,245,330

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Belgium — 0.1%
Azelis Finance NV, 5.75%, 03/15/28
(b)
EUR 3,242 $ 3,912,977
Belfius Bank SA, (5-Year EUR Swap
Annual + 1.30%), 1.25%, 04/06/34
(a)
(b)
...................... 11,000 12,067,699
KBC Group NV, (5-Year EURIBOR ICE
Swap Rate + 4.93%), 8.00%
(a)(b)(o)
. 3,400 4,435,854
Telenet Finance Luxembourg Notes
SARL, 5.50%, 03/01/28
(c)
...... USD 16,000 15,871,684
36,288,214
Bermuda — 0.0%
RLGH Finance Bermuda Ltd.
(b)
8.25%, 07/17/31 ............ 2,500 2,843,750
6.75%, 07/02/35 ............ 5,270 5,622,483
8,466,233
Brazil — 0.3%
3R Lux SARL
9.75%, 02/05/31
(b)
........... 200 210,840
9.75%, 02/05/31
(c)
........... 3,826 4,033,369
Ambipar Lux SARL, 10.88%, 02/05/33
(c)
4,140 683,100
Azul Secured Finance LLP, 11.93%,
08/28/28
(e)(f)
................ 7,328 2,237,332
CSN Resources SA
(b)
8.88%, 12/05/30 ............ 749 756,490
4.63%, 06/10/31 ............ 8,605 6,982,958
5.88%, 04/08/32 ............ 2,646 2,249,100
LD Celulose International GmbH,
7.95%, 01/26/32
(c)
........... 1,484 1,567,104
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(b)
........... 1,931 1,654,992
7.25%, 06/30/31
(c)
........... 6,814 5,839,769
Nexa Resources SA, 6.75%, 04/09/34
(c)
780 826,800
Petrobras Global Finance BV, 6.75%,
01/27/41 ................. 2,889 2,916,258
Pluxee NV, 3.50%, 09/04/28
(b)
..... EUR 36,700 43,667,164
PRIO Luxembourg Holding SARL,
6.13%, 06/09/26
(b)
........... USD 330 330,000
Raizen Fuels Finance SA
6.45%, 03/05/34
(c)
........... 1,732 1,680,040
6.70%, 02/25/37
(b)
........... 390 375,909
6.95%, 03/05/54
(c)
........... 731 678,368
Samarco Mineracao SA
(p)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
.............. 6,919 6,951,730
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(b)
.............. 20,823 20,921,561
Suzano Austria GmbH
6.00%, 01/15/29 ............ 684 708,911
5.00%, 01/15/30 ............ 3,269 3,295,152
Vale Overseas Ltd., 6.40%, 06/28/54 . 1,253 1,285,929
109,852,876
Canada — 0.9%
1011778 BC ULC
(c)
4.38%, 01/15/28 ............ 2,699 2,651,985
3.50%, 02/15/29 ............ 1,571 1,499,974
6.13%, 06/15/29 ............ 1,763 1,802,671
5.63%, 09/15/29 ............ 983 994,821
4.00%, 10/15/30 ............ 1,812 1,707,671
Air Canada, 3.88%, 08/15/26
(c)
..... 2,654 2,629,913
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26
(c)
15,068 15,715,372
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(b)
........... EUR 3,989 4,791,090
Security
Par (000)
Par (000) Value
Canada (continued)
Bank of Montreal, Series 6, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.98%), 6.88%,
11/26/85
(a)
................ USD 21,150 $ 21,525,074
Baytex Energy Corp.
(c)
8.50%, 04/30/30 ............ 2,657 2,730,237
7.38%, 03/15/32 ............ 2,486 2,434,060
Bell Telephone Co. of Canada or Bell
Canada, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.39%), 6.88%, 09/15/55
(a)
.... 3,226 3,346,749
Bombardier, Inc.
(c)
8.75%, 11/15/30 ............ 929 1,001,826
6.75%, 06/15/33 ............ 10 10,436
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ............ 2,892 2,755,997
4.88%, 02/15/30 ............ 2,012 1,886,934
Enbridge, Inc., Series 20-A, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.31%), 5.75%,
07/15/80
(a)
................ 21,719 21,927,785
Garda World Security Corp.
(c)
7.75%, 02/15/28 ............ 2,285 2,342,363
6.00%, 06/01/29 ............ 1,959 1,942,199
8.25%, 08/01/32 ............ 3,157 3,272,524
8.38%, 11/15/32 ............ 1,750 1,816,547
HR Ottawa LP, 11.00%, 03/31/31
(c)
.. 98,856 108,952,916
Husky Injection Molding Systems Ltd.,
9.00%, 02/15/29
(c)
........... 3,803 3,974,861
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ............ 5,593 5,556,771
4.63%, 03/01/30 ............ 7,758 7,487,648
Methanex Corp., 5.13%, 10/15/27 ... 1,571 1,572,827
NOVA Chemicals Corp.
(c)
5.25%, 06/01/27 ............ 489 490,408
4.25%, 05/15/29 ............ 1,183 1,144,884
9.00%, 02/15/30 ............ 3,948 4,232,828
Open Text Corp.
(c)
3.88%, 02/15/28 ............ 600 583,459
3.88%, 12/01/29 ............ 3,691 3,488,920
Open Text Holdings, Inc.
(c)
4.13%, 02/15/30 ............ 500 473,648
4.13%, 12/01/31 ............ 653 603,891
Parkland Corp.
(c)
5.88%, 07/15/27 ............ 308 307,741
4.63%, 05/01/30 ............ 2,434 2,366,487
6.63%, 08/15/32 ............ 818 840,546
RB Global Holdings, Inc.
(c)
6.75%, 03/15/28 ............ 107 109,391
7.75%, 03/15/31 ............ 1,746 1,826,147
Rogers Communications, Inc.
(a)
Series NC5, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.65%), 7.00%,
04/15/55 ............... 15,353 16,005,518
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.62%), 7.13%, 04/15/55 .... 7,606 8,063,600
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.59%), 5.25%, 03/15/82
(c)
... 627 622,169
South Bow Canadian Infrastructure
Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.67%), 7.50%,
03/01/55
(a)
................ 2,009 2,133,283

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada (continued)
TELUS Corp.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 6.63%, 10/15/55 .... USD 509 $ 524,021
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.71%), 7.00%, 10/15/55 .... 1,655 1,745,060
Toronto-Dominion Bank (The)
(b)
2.78%, 09/03/27 ............ EUR 31,520 37,316,943
3.19%, 02/16/29 ............ 41,620 49,846,220
Toucan FinCo . Ltd., 9.50%, 05/15/30
(c)
USD 16,623 16,283,808
Transcanada Trust, Series 16-A, 5.88%,
08/15/76
(a)
................ 21,822 21,835,159
397,175,382
Chile — 0.2%
AES Andes SA
6.30%, 03/15/29
(c)
........... 612 635,868
6.30%, 03/15/29
(b)
........... 1,052 1,093,028
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.84%), 8.15%, 06/10/55
(a)(c)
.. 11,105 11,744,759
Banco de Credito e Inversiones SA, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.94%),
8.75%
(a)(c)(o)
................ 375 405,937
Cencosud SA, 4.38%, 07/17/27
(b)
... 224 224,291
Telefonica Moviles Chile SA, 3.54%,
11/18/31
(c)
................. 10,173 5,544,285
WOM Chile Holdco SpA , 5.00%, (5.00%
Cash or 5.00% PIK), 04/01/32
(a)(c)(p)(q)
43,832 38,115,725
WOM Mobile SA, 12.50%, (12.50%
Cash or 12.50% PIK), 04/01/31
(a)(c)(p)
19,826 17,755,203
75,519,096
China — 0.7%
Alibaba Group Holding Ltd., 0.50%,
06/01/31
(q)
................ 3,035 5,575,295
Central Plaza Development Ltd., 6.80%,
04/07/29
(b)
................ 3,480 3,547,860
China City Construction International
Co. Ltd., 5.35%, 07/03/17
(b)(d)(e)(f)
.. CNY 2,990 —
China Mengniu Dairy Co. Ltd., 2.30%,
07/30/35
(b)
................ 20,000 2,730,975
China Pacific Insurance Group Co. Ltd.,
0.00%, 09/18/30
(b)(h)(q)
......... HKD 427,000 55,172,354
Country Garden Holdings Co. Ltd.
(b)(e)(f)
8.00%, 01/27/24 ............ USD 1,000 108,250
3.13%, 10/22/25 ............ 2,000 210,000
2.70%, 07/12/26 ............ 1,000 105,000
5.13%, 01/14/27 ............ 1,000 108,250
Deep Development 2025 Ltd., 0.75%,
05/20/32
(b)(q)
............... HKD 503,000 65,541,670
European TopSoho SARL, Series
SMCP, 4.00%, 10/14/24
(b)(e)(f)(q)
... EUR 13,600 12,988,422
Fantasia Holdings Group Co. Ltd.
(b)(e)(f)
11.88%, 06/01/24 ........... USD 3,142 47,130
7.95%, 07/05/24 ............ 5,938 122,471
9.88%, 10/19/24 ............ 3,695 76,209
6.95%, 12/17/24 ............ 3,180 47,700
11.75%, 04/17/25 ........... 10,550 118,688
Far East Horizon Ltd., 5.88%,
03/05/28
(b)
................ 13,300 13,478,752
Fortune Star BVI Ltd., 3.95%,
10/02/26
(b)
................ EUR 20,000 23,233,980
Security
Par (000)
Par (000) Value
China (continued)
GLP China Holdings Ltd., 2.95%,
03/29/26
(b)
................ USD 4,746 $ 4,675,285
Haidilao International Holding Ltd.,
2.15%, 01/14/26
(b)
........... 5,000 4,962,600
iQIYI , Inc., 6.50%, 03/15/28
(b)(q)
..... 7,000 7,012,139
KWG Group Holdings Ltd.
(b)(e)(f)
5.88%, 11/10/24 ............ 2,000 125,000
6.00%, 08/14/26 ............ 1,000 62,500
Meituan
(b)
0.00%, 04/27/28
(h)(q)
.......... 6,000 5,898,000
3.05%, 10/28/30 ............ 5,000 4,665,000
MMG Ltd., 0.00%, 10/08/30
(b)(h)(q)
... 2,400 2,406,000
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%,
12/12/18
(b)(d)(e)(f)
............. HKD 8,000 —
Ping An Insurance Group Co. of China
Ltd.
(b)(q)
0.88%, 07/22/29 ............ USD 26,300 35,505,000
0.00%, 06/11/30
(h)
........... HKD 218,000 30,758,872
Prosus NV
(b)
3.26%, 01/19/27 ............ USD 200 197,000
3.06%, 07/13/31 ............ 1,123 1,017,298
4.03%, 08/03/50 ............ 2,220 1,555,398
SF Holding Investment 2023 Ltd.,
0.00%, 07/08/26
(b)(h)(q)
......... HKD 126,000 16,320,845
Sunac China Holdings Ltd.
(b)(e)(f)
7.00%, (7.00% Cash or 7.00% PIK),
09/30/29
(p)
.............. USD 3,636 545,455
7.25%, 09/30/30 ............ 11,364 1,704,545
Vnet Group, Inc., 2.50%, 04/01/30
(b)(q)
8,333 8,934,335
309,558,278
Colombia — 0.1%
ABRA Global Finance, 14.00%,
(14.00% Cash or 14.00% PIK),
10/22/29
(c)(p)
............... 24,897 23,610,494
Bancolombia SA, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.32%), 8.63%,
12/24/34
(a)
................ 934 1,008,720
Gran Tierra Energy, Inc., 9.50%,
10/15/29
(c)
................ 21,413 18,040,452
Promigas SA ESP
3.75%, 10/16/29
(c)
........... 1,831 1,738,315
3.75%, 10/16/29
(b)
........... 875 830,707
SierraCol Energy Andina LLC, 6.00%,
06/15/28
(b)
................ 431 418,205
SURA Asset Management SA, 6.35%,
05/13/32
(c)
................ 1,420 1,515,850
47,162,743
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%, 01/15/31
(c)
.... 200 213,200
Czech Republic — 0.1%
(b)
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30 ............ EUR 15,700 19,330,681
4.13%, 02/15/31 ............ 1,500 1,710,519
Czechoslovak Group A/S, 5.25%,
01/10/31 ................. 12,308 15,028,216
EP Infrastructure A/S, 1.82%, 03/02/31 16,300 17,228,098
53,297,514
Denmark — 0.2%
Carlsberg Breweries A/S
(b)
3.25%, 02/28/32 ............ 11,449 13,480,510

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Denmark (continued)
4.25%, 10/05/33 ............ EUR 561 $ 699,357
Danske Bank A/S
(a)(b)
(GUKG1 + 1.65%), 2.25%, 01/14/28 GBP 18,930 24,726,452
(1-Year EURIBOR ICE Swap Rate +
1.70%), 4.75%, 06/21/30 .... EUR 17,000 21,226,192
(5-Year EUR Swap Annual +
1.55%), 3.75%, 11/19/36 ..... 15,519 18,348,518
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor +
4.75%), 6.74%, 04/22/30 .... 12,146 14,134,155
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.28%, 02/24/31
(b)(c)
.. 1,626 1,858,849
94,474,033
Finland — 0.1%
Ahlstrom Holding 3 Oy
4.88%, 02/04/28
(c)
........... USD 5,469 5,302,612
4.88%, 02/04/28
(b)
........... 3,800 3,684,390
Citycon Treasury BV
(b)
Series EURO, 2.38%, 01/15/27 .. EUR 202 233,158
1.63%, 03/12/28 ............ 5,000 5,522,439
5.00%, 03/11/30 ............ 875 1,027,699
5.38%, 07/08/31 ............ 2,150 2,538,240
Mehilainen Yhtiot Oy
(b)
5.13%, 06/30/32 ............ 10,938 13,114,134
(3-mo. EURIBOR at 0.00% Floor +
3.38%), 5.38%, 06/30/32
(a)
... 1,860 2,198,387
Nordea Bank Abp , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.72%), 6.75%
(a)(c)(o)
... USD 1,000 1,014,494
34,635,553
France — 2.4%
Afflelou SAS, 6.00%, 07/25/29
(b)
.... EUR 1,727 2,114,984
Air France-KLM, (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(a)(b)(o)
. 2,100 2,515,866
Altice France SA
5.88%, 02/01/27
(b)
........... 2,412 2,555,764
8.13%, 02/01/27
(c)(e)(f)
......... USD 2,550 2,426,874
5.50%, 01/15/28
(c)
........... 1,000 880,000
4.13%, 01/15/29
(b)
........... EUR 2,936 2,973,036
5.13%, 07/15/29
(c)
........... USD 1,250 1,067,500
4.25%, 10/15/29
(b)
........... EUR 1,139 1,159,724
Arkema SA, (5-Year EUR Swap Annual
+ 1.57%), 1.50%
(a)(b)(o)
......... 2,300 2,687,564
Atos SE
(b)(g)
9.00%, 12/18/29 ............ 12,291 16,601,448
5.00%, 12/18/30 ............ 6,470 7,163,341
1.00%, 12/18/32 ............ 6,487 3,931,935
Banijay Entertainment SAS, 7.00%,
05/01/29
(b)
................ 10,356 12,605,729
Banque Federative du Credit Mutuel
SA
(b)
4.00%, 11/21/29 ............ 11,400 13,929,243
4.13%, 09/18/30 ............ 1,900 2,341,642
3.25%, 10/17/31 ............ 12,000 14,073,255
3.75%, 02/01/33 ............ 900 1,081,304
4.13%, 06/14/33 ............ 2,500 3,069,928
Bertrand Franchise Finance SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77%, 07/18/30
(a)
... 11,123 12,486,095
6.50%, 07/18/30 ............ 1,332 1,530,759
BNP Paribas SA
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a)(c)(o)
........ USD 1,754 1,726,356
Security
Par (000)
Par (000) Value
France (continued)
4.40%, 08/14/28
(c)
........... USD 1,100 $ 1,103,307
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.90%), 7.75%
(a)(c)(o)
........ 8,212 8,695,621
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.90%), 7.75%
(a)(b)(o)
........ 1,896 2,007,659
(3-mo. EURIBOR + 1.50%), 3.98%,
05/06/36
(a)(b)
............. EUR 20,000 23,797,113
Series TMO, (BFRTMO at 0.00%
Floor - 0.25%), 2.82%
(a)(o)
.... 1,983 2,201,226
BPCE SA
(a)(b)
(5-year SONIA Mid-Swaps Rate +
1.83%), 2.50%, 11/30/32 ..... GBP 12,900 16,416,125
(3-mo. EURIBOR + 1.20%), 3.63%,
10/01/33 ............... EUR 24,400 28,585,172
Series NC5., (5-Year EUR Swap
Annual + 1.75%), 1.50%,
01/13/42 ............... 28,800 33,259,705
Capgemini SE, 3.50%, 09/25/34
(b)
... 35,400 41,189,811
Clariane SE, 7.88%, 06/27/30
(b)
.... 3,200 3,860,007
CMA CGM SA, 4.88%, 01/15/32
(b)
... 5,946 6,980,901
Credit Agricole SA
(a)
(GUKG1 + 2.60%), 5.75%,
11/29/27
(b)
.............. GBP 24,800 33,786,209
(1-day SOFR + 1.69%), 5.34%,
01/10/30
(c)
.............. USD 300 308,685
(3-mo. EURIBOR + 0.92%), 3.25%,
08/25/32
(b)
.............. EUR 17,200 20,023,589
(USISSO05 + 3.60%), 6.70%
(c)(o)
. USD 8,588 8,621,578
(1-day SOFR + 2.67%), 6.25%,
01/10/35
(c)
.............. 250 263,798
(1-day SOFR + 2.67%), 6.25%,
01/10/35
(b)
.............. 500 527,596
(5-Year EURIBOR ICE Swap Rate +
1.65%), 4.13%, 03/18/35
(b)
... EUR 6,700 8,021,261
(USISSO05 + 3.58%), 7.13%
(c)(o)
. USD 1,000 1,021,197
Elior Group SA
(b)
3.75%, 07/15/26 ............ EUR 2,308 2,706,829
5.63%, 03/15/30 ............ 2,791 3,357,467
Elis SA, 3.75%, 03/21/30
(b)
....... 7,700 9,284,727
ELO SACA, 2.88%, 01/29/26
(b)
..... 900 1,052,047
Engie SA
(b)
(5-Year EURIBOR ICE Swap Rate +
2.37%), 5.13%
(a)(o)
......... 4,700 5,814,399
3.88%, 09/11/37 ............ 9,100 10,675,671
2.00%, 09/28/37 ............ 400 385,854
1.25%, 10/24/41 ............ 600 457,953
4.50%, 09/06/42 ............ 1,300 1,550,046
4.25%, 03/06/44 ............ 9,700 11,132,299
Eutelsat SA
(b)
1.50%, 10/13/28 ............ 3,400 3,742,174
9.75%, 04/13/29 ............ 4,500 5,703,903
Forvia SE
2.75%, 02/15/27
(b)
........... 982 1,150,012
3.75%, 06/15/28
(b)
........... 3,587 4,206,554
5.50%, 06/15/31
(b)
........... 7,818 9,437,131
6.75%, 09/15/33
(c)
........... USD 7,725 7,837,467
Goldstory SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.02%, 02/01/30
(a)
... EUR 3,618 4,300,083
6.75%, 02/01/30 ............ 7,438 9,067,500
Iliad SA
(b)
5.38%, 06/14/27 ............ 2,200 2,670,706
5.38%, 02/15/29 ............ 13,600 16,855,496
5.63%, 02/15/30 ............ 6,000 7,563,434

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
4.25%, 01/09/32 ............ EUR 10,400 $ 12,276,404
IPD 3 BV
5.50%, 06/15/31
(b)
........... 12,934 15,420,908
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.51%, 07/31/30
(a)
... 2,880 3,394,552
5.00%, 04/30/31 ............ 2,819 3,344,256
5.00%, 04/30/31 ............ 5,438 6,493,020
Kering SA
5.13%, 11/23/26
(b)
........... GBP 34,900 47,142,043
La Financiere Atalian SAS, 8.50%,
(8.50% Cash or 5.00% PIK),
06/30/28
(b)(p)
............... EUR 10,145 4,163,632
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
5.56%, 07/01/29
(a)(b)
.......... 4,720 5,603,194
Loxam SAS
(b)
4.50%, 02/15/27 ............ 921 1,088,558
6.38%, 05/15/28 ............ 2,073 2,512,563
6.38%, 05/31/29 ............ 5,668 6,892,783
4.25%, 02/15/30 ............ 807 952,157
4.25%, 02/15/31 ............ 5,352 6,286,020
Lune Holdings SARL, 5.63%,
11/15/28
(b)
................ 7,359 2,668,702
Maya SAS
5.63%, 10/15/28
(b)
........... 300 357,229
7.00%, 10/15/28
(c)
........... USD 4,843 4,920,636
5.38%, 04/15/30
(b)
........... EUR 8,572 10,278,909
6.88%, 04/15/31
(b)
........... 4,531 5,650,630
8.50%, 04/15/31
(c)
........... USD 3,329 3,570,329
New Immo Holding SA
(b)
3.25%, 07/23/27 ............ EUR 4,300 4,974,511
5.88%, 04/17/28 ............ 2,500 3,030,617
4.88%, 12/08/28 ............ 4,600 5,464,935
Opal Bidco SAS, 5.50%, 03/31/32
(b)
. 8,378 10,180,321
OVH Groupe SA, 4.75%, 02/05/31
(b)
. 4,694 5,611,810
RCI Banque SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
3.84%), 6.13%
(o)
.......... 1,600 1,877,541
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50%, 10/09/34 .... 11,300 13,955,084
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50%, 10/09/34 .... 5,300 6,545,305
(5-Year EURIBOR ICE Swap Rate +
2.20%), 4.75%, 03/24/37 .... 4,400 5,255,974
Renault SA, 3.88%, 09/30/30
(b)
..... 3,900 4,571,843
RTE Reseau de Transport d'Electricite
SADIR
(b)
4.00%, 07/08/45 ............ 9,200 10,472,124
1.13%, 09/09/49 ............ 17,200 10,513,608
Sabena technics SAS, (Acquired
10/28/22, cost $14,850,216), (3-
mo. EURIBOR + 5.00%), 6. 4 8%,
09/30/29
(a)(d)(m)
.............. 15,039 17,655,989
Seche Environnement SACA, 4.50%,
03/25/30
(b)
................ 932 1,113,511
Societe Generale SA
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.39%), 9.38%
(c)(o)
......... USD 1,664 1,784,256
(3-mo. EURIBOR + 1.37%), 3.38%,
05/14/30
(b)
.............. EUR 7,000 8,278,981
(3-mo. EURIBOR + 1.40%), 3.75%,
09/02/33
(b)
.............. 5,700 6,683,974
(5-Year EURIBOR ICE Swap Rate +
1.65%), 3.75%, 05/17/35
(b)
... 1,900 2,218,340
Security
Par (000)
Par (000) Value
France (continued)
Tereos Finance Groupe I SA, 7.25%,
04/15/28
(b)
................ EUR 2,000 $ 2,415,985
TotalEnergies Capital International SA
(b)
1.54%, 05/31/39 ............ 600 525,704
4.06%, 07/01/40 ............ 2,900 3,390,586
3.85%, 03/03/45 ............ 32,400 35,700,172
TotalEnergies SE
(a)(b)(o)
(5-Year EUR Swap Annual +
3.35%), 3.37% ........... 63,305 74,583,366
Series NC7, (5-Year EUR Swap
Annual + 1.99%), 1.63% ..... 54,716 62,018,256
Unibail - Rodamco -Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(a)(b)(o)
................ 12,500 14,906,871
Veolia Environnement SA
(5-Year EUR Swap Annual +
2.71%), 2.25%
(a)(b)(o)
........ 6,400 7,478,782
(5-Year EUR Swap Annual +
2.08%), 2.00%
(a)(b)(o)
........ 22,900 26,088,035
(5-Year EUR Swap Annual +
2.82%), 5.99%
(a)(b)(o)
........ 900 1,129,936
(5-Year EURIBOR ICE Swap Rate +
1.84%), 4.32%
(a)(b)(o)
........ 5,200 6,117,185
6.13%, 11/25/33 ............ 477 668,136
3.57%, 09/09/34
(b)
........... 4,300 5,077,548
1.25%, 05/14/35
(b)
........... 1,700 1,613,896
3.80%, 06/17/37
(b)
........... 18,800 21,927,239
Worldline SA
(b)
0.00%, 07/30/26
(h)(q)
.......... 345 386,660
0.88%, 06/30/27 ............ 16,700 16,514,110
4.13%, 09/12/28 ............ 36,800 35,207,349
5.25%, 11/27/29 ............ 11,400 10,360,187
5.50%, 06/10/30 ............ 21,800 19,836,753
1,077,696,664
Germany — 2.4%
alstria office AG, 5.50%, 03/20/31
(b)
.. 8,700 10,620,966
Aroundtown Finance SARL
(a)(b)(o)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.49%),
8.63% ................. GBP 10,253 14,200,006
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.88% ........... USD 6,250 6,216,995
(5-Year EURIBOR ICE Swap Rate +
4.51%), 7.13% ........... EUR 16,614 20,568,981
Aroundtown SA
(b)
(5-Year EUR Swap Annual +
2.42%), 1.63%
(a)(o)
......... 700 787,778
3.50%, 05/13/30 ............ 3,500 4,090,055
Bayer AG
(a)(b)
(5-Year EUR Swap Annual +
3.11%), 3.13%, 11/12/79 ..... 8,200 9,476,553
(5-Year EUR Swap Annual +
3.75%), 4.50%, 03/25/82 .... 13,800 16,361,822
(5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82 .... 2,900 3,498,531
Series NC5, (5-Year EUR Swap
Annual + 3.43%), 6.63%,
09/25/83 ............... 33,200 41,572,979
(5-Year EUR Swap Annual +
3.90%), 7.00%, 09/25/83 .... 11,900 15,318,239
(5-Year EUR Swap Annual +
3.90%), 7.00%, 09/25/83 .... 2,800 3,604,292

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Bertelsmann SE & Co. KGaA
(a)(b)
(5-Year EUR Swap Annual +
3.21%), 3.50%, 04/23/75 .... EUR 7,900 $ 9,291,065
(5-Year EUR Swap Annual +
3.21%), 3.50%, 04/23/75 .... 17,300 20,346,256
BRANICKS Group AG, 2.25%,
09/22/26
(b)
................ 5,700 5,286,132
Brenntag Finance BV, 3.38%,
10/02/31
(b)
................ 8,900 10,409,895
Commerzbank AG
(a)(b)
(5-Year EUR Swap Annual +
4.39%), 4.25%
(o)
.......... 4,000 4,649,238
(5-Year EUR Swap Annual +
6.74%), 6.50%
(o)
.......... 3,800 4,777,114
(5-Year EUR Swap Annual +
6.74%), 6.50%
(o)
.......... 5,800 7,291,384
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.25%),
8.63%, 02/28/33 .......... GBP 4,300 6,209,363
(5-Year EURIBOR ICE Swap Rate +
2.15%), 4.88%, 10/16/34 .... EUR 7,500 9,238,063
(3-mo. EURIBOR + 1.27%), 3.88%,
09/02/36 ............... 15,000 17,700,635
(5-Year EURIBOR ICE Swap Rate +
1.83%), 4.13%, 06/30/37 .... 19,500 23,162,097
Daimler Truck Finance North America
LLC, 2.00%, 12/14/26
(c)
........ USD 1,100 1,072,184
Daimler Truck International Finance BV,
3.00%, 11/27/29
(b)
........... EUR 9,000 10,573,239
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(b)(g)
.. 6,518 7,197,603
Deutsche Bahn AG, Series CB, (5-
Year EUR Swap Annual + 1.89%),
1.60%
(a)(b)(o)
................ 23,300 25,559,704
Deutsche Bank AG
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50%
(a)(b)(o)
........ 12,200 14,215,984
1.63%, 01/20/27
(b)
........... 400 464,132
(5-Year EURIBOR ICE Swap Rate +
4.75%), 4.63%
(a)(b)(o)
........ 7,000 8,096,719
(3-mo. EURIBOR + 0.95%), 4.00%,
07/12/28
(a)(b)
............. 6,300 7,551,231
(3-mo. EURIBOR + 1.05%), 3.00%,
06/16/29
(a)(b)
............. 1,300 1,528,379
(3-mo. EURIBOR + 1.05%), 3.00%,
06/16/29
(a)(b)
............. 4,200 4,937,839
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13%
(a)(b)(o)
........ 4,200 5,385,107
Series USTR, (USISOA05 at 0.00%
Floor + 4.36%), 8.13%
(a)(b)(o)
... USD 6,600 6,995,921
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13%
(a)(b)(o)
........ EUR 2,800 3,468,144
(1-day SOFR + 1.30%), 4.95%,
08/04/31
(a)
.............. USD 11,615 11,724,841
(5-Year EURIBOR ICE Swap Rate +
5.11%), 7.38%
(a)(b)(o)
........ EUR 3,400 4,302,170
(5-Year EURIBOR ICE Swap Rate +
3.30%), 4.00%, 06/24/32
(a)(b)
.. 14,000 16,638,231
Deutsche Lufthansa AG
(b)
Series LHA, 2.00%, 11/17/25
(q)
... 5,900 6,919,074
0.00%, 09/10/32
(h)(q)
.......... 15,000 17,211,181
(5-Year EURIBOR ICE Swap Rate +
2.86%), 5.25%, 01/15/55
(a)
... 2,700 3,270,955
Deutsche Telekom AG
(b)
3.63%, 02/03/45 ............ 18,646 20,368,245
1.75%, 12/09/49 ............ 8,048 6,070,425
Security
Par (000)
Par (000) Value
Germany (continued)
Deutsche Telekom International
Finance BV, 4.88%, 03/06/42
(c)
... USD 150 $ 140,045
Dynamo Newco II GmbH, 6.25%,
10/15/31
(b)
................ EUR 3,000 3,651,990
E.ON International Finance BV, 3.50%,
09/03/35
(b)
................ 10,400 12,130,131
EnBW Energie Baden-Wuerttemberg
AG, (5-Year EURIBOR ICE Swap
Rate + 1.73%), 1.63%, 08/05/79
(a)(b)
9,800 11,210,275
Envalior Deutschland Gmbh , (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
12.37%, (12.37% Cash or 12.37%
PIK), 04/01/31
(a)(d)(p)
.......... 24,677 26,474,437
Fressnapf Holding SE, 5.25%,
10/31/31
(b)
................ 6,307 7,504,344
Grand City Properties SA, (5-Year EUR
Swap Annual + 2.18%), 1.50%
(a)(b)(o)
6,900 7,922,002
Gruenenthal GmbH
(b)
4.13%, 05/15/28 ............ 3,348 3,945,089
6.75%, 05/15/30 ............ 2,833 3,500,006
4.63%, 11/15/31 ............ 1,616 1,937,117
HT Troplast GmbH, 9.38%, 07/15/28
(b)
6,774 8,305,875
IHO Verwaltungs GmbH
(b)(p)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
.............. 2,618 3,219,210
7.00%, (7.00% Cash or 7.75% PIK),
11/15/31 ............... 6,065 7,707,717
Mahle GmbH
(b)
2.38%, 05/14/28 ............ 1,300 1,451,464
6.50%, 05/02/31 ............ 3,800 4,618,227
Mercedes-Benz International Finance
BV
2.50%, 09/05/28
(b)
........... 20,139 23,603,375
Merck KGaA , (5-Year EURIBOR
ICE Swap Rate + 2.00%), 1.63%,
09/09/80
(a)(b)
............... 30,100 34,959,209
Muenchener Rueckversicherungs -
Gesellschaft AG, (3-mo. EURIBOR +
2.60%), 4.25%, 05/26/44
(a)(b)
.... 25,700 30,891,704
Nidda Healthcare Holding GmbH
(b)
7.00%, 02/21/30 ............ 11,958 14,635,341
5.38%, 10/23/30 ............ 1,946 2,323,144
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.79%, 10/23/30
(a)
... 9,727 11,440,421
PCF GmbH
(b)
4.75%, 04/15/29 ............ 876 793,661
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 6.78%, 04/15/29
(a)
... 3,979 3,589,465
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78%, 07/01/29
(a)(b)
.. 7,804 9,214,273
ProGroup AG
(b)
5.13%, 04/15/29 ............ 4,410 5,269,931
5.38%, 04/15/31 ............ 7,794 9,239,489
Robert Bosch GmbH, 4.38%,
06/02/43
(b)
................ 10,800 12,670,528
Schaeffler AG
(b)
4.50%, 08/14/26 ............ 6,300 7,484,509
4.25%, 04/01/28 ............ 2,600 3,102,552
3.38%, 10/12/28 ............ 5,000 5,833,989
5.38%, 04/01/31 ............ 1,700 2,089,906
Siemens Financieringsmaatschappij
NV, 2.15%, 03/11/31
(c)
........ USD 250 225,489
TAG Immobilien AG, 0.63%, 03/11/31
(b)
(q)
...................... EUR 2,400 2,944,616

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Techem Verwaltungsgesellschaft 675
mbH , 4.63%, 07/15/32
(b)
....... EUR 2,200 $ 2,588,484
Tele Columbus AG, 10.00%, (10.00%
Cash or 10.00% PIK), 01/01/29
(a)(b)(p)
10,189 8,021,100
TK Elevator Midco GmbH, 4.38%,
07/15/27
(b)
................ 4,325 5,083,464
TK Elevator US Newco, Inc., 5.25%,
07/15/27
(c)
................ USD 8,001 7,972,711
Traton Finance Luxembourg SA,
3.75%, 03/27/30
(b)
........... EUR 8,600 10,249,911
TUI Cruises GmbH, 5.00%, 05/15/30
(b)
5,800 6,991,228
Volkswagen Bank GmbH
(b)
2.50%, 07/31/26 ............ 13,000 15,261,288
4.38%, 05/03/28 ............ 5,000 6,083,680
4.63%, 05/03/31 ............ 14,300 17,688,602
Volkswagen Financial Services AG
(b)
0.13%, 02/12/27 ............ 1,648 1,869,855
3.25%, 05/19/27 ............ 5,500 6,511,516
(3-mo. EURIBOR + 0.78%), 2.81%,
06/10/27
(a)
.............. 10,434 12,285,980
Volkswagen Financial Services NV
(b)
5.50%, 12/07/26 ............ GBP 22,500 30,541,192
3.25%, 04/13/27 ............ 900 1,184,095
6.50%, 09/18/27 ............ 4,700 6,517,241
Volkswagen Group of America Finance
LLC, 4.35%, 06/08/27
(c)
........ USD 400 400,021
Volkswagen International Finance NV
(a)
(b)(o)
(12-Year EUR Swap Annual +
2.97%), 4.63% ........... EUR 17,700 20,878,713
(10-Year EUR Swap Annual +
3.37%), 3.88% ........... 11,100 13,029,720
(10-Year EUR Swap Annual +
3.98%), 4.63% ........... 11,200 13,345,738
(5-Year EURIBOR ICE Swap Rate +
3.17%), 5.49% ........... 1,400 1,696,641
(EUAMDB08 + 3.49%), 5.99% .. 3,200 3,898,866
Volkswagen Leasing GmbH, 3.63%,
10/11/26
(b)
................ 11,129 13,217,635
Vonovia SE
(b)(q)
Series A, 0.00%, 05/20/30
(h)
..... 7,900 9,160,132
Series B, 0.88%, 05/20/32 ...... 8,400 9,892,158
Wintershall Dea Finance 2 BV, (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(a)(b)(o)
................ 9,312 11,424,728
Wintershall Dea Finance BV
(b)
3.83%, 10/03/29 ............ 17,054 20,320,009
4.36%, 10/03/32 ............ 4,959 5,910,963
4.36%, 10/03/32 ............ 21,680 25,841,840
ZF Europe Finance BV
(b)
2.50%, 10/23/27 ............ 1,900 2,160,521
2.50%, 10/23/27 ............ 6,900 7,846,100
ZF Finance GmbH
(b)
2.00%, 05/06/27 ............ 1,800 2,055,136
2.75%, 05/25/27 ............ 3,100 3,564,069
2.25%, 05/03/28 ............ 1,900 2,096,891
3.75%, 09/21/28 ............ 5,200 5,895,201
ZF North America Capital, Inc.
(c)
7.13%, 04/14/30 ............ USD 3,102 3,071,576
6.75%, 04/23/30 ............ 2,328 2,271,847
7.50%, 03/24/31 ............ 349 346,624
6.88%, 04/23/32 ............ 2,719 2,603,189
1,052,037,943
Security
Par (000)
Par (000) Value
Greece — 0.1%
Danaos Corp., 8.50%, 03/01/28
(c)
... USD 6,825 $ 6,960,292
Eurobank Ergasias Services & Holdings
SA, (5-Year EURIBOR ICE Swap
Rate + 2.00%), 4.25%, 04/30/35
(a)(b)
EUR 2,100 2,481,889
Eurobank SA
(a)(b)
(1-Year EUR Swap Annual +
2.83%), 5.88%, 11/28/29 ..... 13,439 17,140,081
(1-Year EUR Swap Annual +
1.80%), 4.00%, 09/24/30 .... 3,900 4,724,382
(5-Year EURIBOR ICE Swap Rate +
2.17%), 4.88%, 04/30/31 .... 3,750 4,697,196
(1-Year EURIBOR ICE Swap Rate +
1.70%), 4.00%, 02/07/36 .... 4,225 4,985,282
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%, 06/28/35
(a)(b)
.......... 11,496 14,519,620
55,508,742
Hong Kong — 0.4%
AIA Group Ltd.
(b)
3.58%, 06/11/35 ............ SGD 5,250 4,334,470
5.40%, 09/30/54 ............ USD 18,000 17,643,420
CAS Capital No. 1 Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.64%), 4.00%
(a)
(b)(o)
..................... 6,133 6,068,604
Celestial Dynasty Ltd.
6.38%, 08/22/28
(b)
........... 8,800 8,817,600
China Ping An Insurance Overseas
Holdings Ltd., 5.00%, 10/08/35
(b)
. 2,845 2,847,987
Elect Global Investments Ltd., 4.85%
(b)
(o)
...................... 4,026 2,994,337
Estate Sky Ltd., 10.50%, 05/21/28
(b)
. 33,500 33,332,500
FWD Group Holdings Ltd.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.08%), 6.68%
(a)(b)(o)
........ 5,215 5,222,823
5.25%, 09/22/30
(c)
........... 17,175 17,210,638
5.84%, 09/22/35
(c)
........... 15,530 15,715,661
Link CB Ltd., 4.50%, 12/12/27
(b)(q)
... HKD 40,000 5,266,037
Melco Resorts Finance Ltd.
5.25%, 04/26/26
(b)
........... USD 2,900 2,886,399
5.63%, 07/17/27
(b)
........... 4,000 3,999,000
5.75%, 07/21/28
(b)
........... 21,000 20,989,500
7.63%, 04/17/32
(c)
........... 6,098 6,387,655
6.50%, 09/24/33
(c)
........... 1,642 1,650,159
MTR Corp. CI Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.46%), 5.63%
(a)(b)(o)
... 10,000 10,428,600
NWD Finance BVI Ltd., 4.80%
(b)(e)(f)(o)
. 5,000 1,650,000
REXLot Holdings Ltd.
(b)(d)(e)(f)(q)
6.00%, 04/28/17 ............ HKD 1,103 —
4.50%, 04/17/19 ............ 15,091 —
167,445,390
India — 0.9%
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(b)
................ USD 6,000 5,640,000
Adani Ports & Special Economic Zone
Ltd.
(b)
4.20%, 08/04/27 ............ 7,000 6,895,000
5.00%, 08/02/41 ............ 3,000 2,544,750
Adani Transmission Step-One Ltd.
(b)
4.00%, 08/03/26 ............ 5,000 4,950,000
4.25%, 05/21/36 ............ 2,085 1,881,713

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
India (continued)
Axis Bank Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.32%), 4.10%
(a)(b)(o)
... USD 15,000 $ 14,775,000
Biocon Biologics Global plc, 6.67%,
10/09/29
(b)
................ 3,400 3,279,266
CA Magnum Holdings, 5.38%,
10/31/26
(b)
................ 12,657 12,595,297
Clean Renewable Power Mauritius Pte.
Ltd., 4.25%, 03/25/27
(b)
........ 14,498 14,189,966
Continuum Energy Aura Pte. Ltd.,
9.50%, 02/24/27
(b)
........... 17,000 17,525,980
Continuum Green Energy India Pvt,
7.50%, 06/26/33
(b)
........... 5,583 5,912,174
Diamond II Ltd.
7.95%, 07/28/26
(c)
........... 794 799,955
7.95%, 07/28/26
(b)
........... 27,500 27,706,250
GMR Energy Ltd., 8.00%, 07/31/30
(b)(g)
INR 1,050,000 11,874,604
Greenko Dutch BV, 3.85%, 03/29/26
(b)
USD 5,296 5,244,239
Greenko Wind Projects Mauritius Ltd.
7.25%, 09/27/28
(c)
........... 997 1,015,445
7.25%, 09/27/28
(b)
........... 14,434 14,701,029
HDFC Bank Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.93%), 3.70%
(a)(b)(o)
... 15,000 14,730,000
India Clean Energy Holdings, 4.50%,
04/18/27
(b)
................ 5,000 4,887,500
India Cleantech Energy, 4.70%,
08/10/26
(b)
................ 13,662 13,532,211
India Green Power Holdings, 4.00%,
02/22/27
(b)
................ 13,197 12,899,662
India Vehicle Finance, 5.85%,
03/25/29
(b)
................ 1,598 1,610,464
IRB Infrastructure Developers Ltd.,
7.11%, 03/11/32
(b)
........... 15,000 15,543,750
JSW Hydro Energy Ltd., 4.13%,
05/18/31
(b)
................ 5,072 4,805,275
Mumbai International Airport Ltd.,
6.95%, 07/04/29
(b)
........... 21,800 22,879,100
Muthoot Finance Ltd.
(b)
6.38%, 04/23/29 ............ 3,500 3,550,660
6.38%, 03/02/30 ............ 12,335 12,492,888
Periama Holdings LLC, 5.95%,
04/19/26
(b)
................ 11,500 11,540,250
Piramal Capital & Housing Finance Ltd.,
7.80%, 01/29/28
(b)
........... 11,000 11,275,000
Porteast Investment Pvt Ltd., 0.00%,
(0.00% Cash or 19.75% PIK),
05/29/28
(h)(p)
............... INR 3,220,000 36,229,354
ReNew Pvt Ltd., 5.88%, 03/05/27
(b)
.. USD 10,000 9,986,100
ReNew Wind Energy AP2, 4.50%,
07/14/28
(b)
................ 4,000 3,855,000
Sammaan Capital Ltd.
(b)
9.70%, 07/03/27 ............ 5,000 5,109,350
8.95%, 08/28/28 ............ 3,285 3,293,213
8.95%, 08/28/28 ............ 2,800 2,807,000
Varanasi Aurangabad Nh-2 Tollway Pvt
Ltd., 5.90%, 02/28/34
(b)
........ 4,793 4,988,158
Vedanta Resources Finance II plc
10.88%, 09/17/29
(c)
.......... 18,134 18,984,031
10.88%, 09/17/29
(b)
.......... 12,795 13,394,766
9.48%, 07/24/30
(b)
........... 5,350 5,408,850
9.48%, 07/24/30
(c)
........... 5,141 5,197,551
11.25%, 12/03/31
(b)
.......... 2,000 2,139,000
11.25%, 12/03/31
(c)
.......... 4,771 5,102,584
Security
Par (000)
Par (000) Value
India (continued)
9.85%, 04/24/33
(c)
........... USD 4,938 $ 5,007,132
402,779,517
Indonesia — 0.3%
Freeport Indonesia PT
(b)
4.76%, 04/14/27 ............ 1,680 1,683,360
5.32%, 04/14/32 ............ 10,000 10,130,000
6.20%, 04/14/52 ............ 18,000 18,414,000
Indofood CBP Sukses Makmur Tbk . PT,
4.75%, 06/09/51
(b)
........... 12,191 10,514,738
Medco Cypress Tree Pte. Ltd., 8.63%,
05/19/30
(c)
................ 760 801,800
Medco Laurel Tree Pte. Ltd., 6.95%,
11/12/28
(b)
................ 15,120 15,263,640
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29
(c)
........... 5,768 6,027,560
8.96%, 04/27/29
(b)
........... 15,000 15,675,000
Minejesa Capital BV
5.63%, 08/10/37
(b)
........... 18,000 17,892,000
5.63%, 08/10/37
(c)
........... 1,642 1,632,148
Modernland Overseas Pte. Ltd.,
6.00%, (6.00% Cash or 6.00% PIK),
04/30/27
(b)(p)
............... 13,746 4,396,354
Nickel Industries Ltd., 9.00%,
09/30/30
(b)
................ 3,165 3,212,475
Star Energy Geothermal Darajat II,
4.85%, 10/14/38
(b)
........... 2,031 1,937,066
Star Energy Geothermal Wayang
Windu Ltd., 6.75%, 04/24/33
(b)
... 8,899 9,193,263
116,773,404
Ireland — 0.2%
AIB Group plc, (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(a)(b)(o)
. EUR 4,525 5,425,894
Bank of Ireland Group plc
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
4.03%), 6.38%
(o)
.......... 2,077 2,542,577
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.70%),
7.59%, 12/06/32 .......... GBP 6,000 8,445,561
Cedacri SpA
(a)(b)
(3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.66%, 05/15/28 .... EUR 5,757 6,797,695
(3-mo. EURIBOR at 0.00% Floor +
5.50%), 7.54%, 05/15/28 .... 4,182 4,960,263
eircom Finance DAC, 5.00%,
04/30/31
(b)
................ 5,824 7,003,638
Fidelity Grand Harbour CLO DAC,
Series 2023-2X, Class D, (3-mo.
EURIBOR at 4.10% Floor + 4.10%),
6.13%, 04/15/38
(a)(b)
.......... 781 917,522
Flutter Treasury DAC
6.38%, 04/29/29
(c)
........... USD 1,475 1,523,113
4.00%, 06/04/31
(b)
........... EUR 18,190 21,400,797
6.13%, 06/04/31
(b)
........... GBP 2,897 3,926,579
GGAM Finance Ltd.
(c)
8.00%, 02/15/27 ............ USD 2,864 2,931,200
8.00%, 06/15/28 ............ 1,786 1,890,399
6.88%, 04/15/29 ............ 679 704,130
ION Trading Technologies SARL,
5.75%, 05/15/28
(c)
........... 1,700 1,668,258
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%, 03/15/32
(b)
. GBP 10,037 13,950,845
84,088,471

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV
1.88%, 03/31/27
(b)
........... EUR 1,484 $ 1,709,500
3.75%, 05/09/27 ............ 4,876 5,759,016
7.38%, 09/15/29 ............ 3,674 4,852,642
7.38%, 09/15/29 ............ 3,000 3,962,419
4.38%, 05/09/30 ............ 4,764 5,714,602
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/01/26 ............ USD 2,963 2,903,740
4.75%, 05/09/27 ............ 2,221 2,212,671
7.88%, 09/15/29 ............ 1,890 2,063,653
6.00%, 12/01/32 ............ 293 304,354
Teva Pharmaceutical Finance
Netherlands IV BV, 5.75%, 12/01/30 594 611,820
30,094,417
Italy — 1.8%
A2A SpA , (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(a)(b)(o)
..... EUR 3,300 4,034,891
Almaviva-The Italian Innovation Co.
SpA , 5.00%, 10/30/30
(b)
....... 15,032 17,927,798
ASTM SpA , 1.50%, 01/25/30
(b)
..... 5,217 5,750,097
Azzurra Aeroporti SpA , 2.63%,
05/30/27
(b)
................ 5,699 6,656,787
Banca Monte dei Paschi di Siena SpA
(b)
(5-Year EURIBOR ICE Swap Rate +
5.01%), 7.71%, 01/18/28
(a)
... 3,300 4,242,430
3.50%, 04/23/29 ............ 34,600 41,777,475
2.75%, 01/18/31 ............ 16,770 19,576,268
(5-Year EURIBOR ICE Swap Rate +
2.15%), 4.38%, 10/02/35
(a)
... 13,759 16,473,598
Banco BPM SpA , 3.88%, 09/18/26
(b)
. 49,840 59,416,310
BPER Banca SpA , (5-Year EURIBOR
ICE Swap Rate + 4.35%), 6.50%
(a)(b)
(o)
...................... 3,949 4,851,226
Bubbles Bidco SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.25%, 09/30/31
(a)
... 7,748 9,166,468
6.50%, 09/30/31 ............ 2,000 2,405,004
6.50%, 09/30/31 ............ 7,461 8,971,868
Dolcetto Holdco SpA
(b)
5.63%, 07/14/32 ............ 9,378 11,288,235
(3-mo. EURIBOR + 3.63%), 5.64%,
07/14/32
(a)
.............. 1,486 1,758,524
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 6.15%,
07/15/31
(a)(b)
............... 3,384 3,996,756
Enel Finance International NV
(b)
2.88%, 04/11/29 ............ GBP 17,238 21,864,431
4.50%, 02/20/43 ............ EUR 11,131 13,250,347
Enel SpA
(a)(b)(o)
(5-Year EUR Swap Annual +
2.68%), 2.25% ........... 14,356 16,648,732
Series 6.5Y, (5-Year EUR Swap
Annual + 1.72%), 1.38% ..... 34,602 39,277,536
(5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25% ........... 6,675 7,952,255
Engineering - Ingegneria Informatica
- SpA
(b)
11.13%, 05/15/28 ........... 11,275 14,106,119
(3-mo. EURIBOR at 0.00% Floor +
5.75%), 7.75%, 02/15/30
(a)
... 935 1,118,011
8.63%, 02/15/30 ............ 2,000 2,529,508
Security
Par (000)
Par (000) Value
Italy (continued)
Eni SpA
Series NC6, (5-Year EUR Swap
Annual + 2.20%), 2.00%
(a)(b)(o)
. EUR 5,235 $ 6,021,934
(5-Year EUR Swap Annual +
2.08%), 4.50%
(a)(b)(o)
........ 5,125 6,143,102
(5-Year EUR Swap Annual +
2.40%), 4.88%
(a)(b)(o)
........ 4,225 5,041,827
5.70%, 10/01/40
(c)
........... USD 200 194,723
Fedrigoni SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.00%, 01/15/30
(a)
... EUR 6,094 7,136,863
6.13%, 06/15/31 ............ 20,345 23,743,052
Fiber Midco SpA
(b)
10.00%, (10.00% Cash or 10.75%
PIK), 06/15/29
(p)
.......... 161 174,738
10.00%, 06/15/29 ........... 2,476 2,687,274
Fibercop SpA
2.88%, 01/28/26
(b)
........... 910 1,067,364
6.88%, 02/15/28
(b)
........... 3,318 4,161,468
7.88%, 07/31/28
(b)
........... 7,871 10,216,759
4.75%, 06/30/30
(b)
........... 7,231 8,623,172
5.13%, 06/30/32
(b)
........... 3,872 4,620,532
Series 2034, 6.00%, 09/30/34
(c)
.. USD 4,759 4,536,096
7.20%, 07/18/36
(c)
........... 6,261 6,307,193
FIS Fabbrica Italiana Sintetici SpA ,
5.63%, 08/01/27
(b)
........... EUR 11,346 13,421,535
Iccrea Banca SpA , 4.00%, 11/08/27
(b)
33,040 40,014,200
IMA Industria Macchine Automatiche
SpA
(b)
3.75%, 01/15/28 ............ 7,872 9,205,085
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78%, 04/15/29
(a)
... 11,317 13,409,721
Infrastrutture Wireless Italiane SpA
(b)
1.63%, 10/21/28 ............ 5,590 6,300,305
1.75%, 04/19/31 ............ 3,313 3,612,546
Intesa Sanpaolo SpA
(b)
(5-Year EUR Swap Annual +
5.85%), 5.50%
(a)(o)
......... 3,300 4,004,509
5.15%, 06/10/30 ............ GBP 11,937 15,952,542
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.76%, 12/15/29
(a)(b)
EUR 9,107 10,769,099
Itelyum Regeneration SpA , 5.75%,
04/15/30
(b)
................ 4,085 4,879,413
Lottomatica Group SpA
(b)
5.38%, 06/01/30 ............ 3,691 4,490,471
4.88%, 01/31/31 ............ 4,551 5,505,467
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.30%, 06/01/31
(a)
... 2,714 3,205,344
Mediobanca Banca di Credito
Finanziario SpA , (3-mo. EURIBOR +
1.40%), 4.38%, 02/01/30
(a)(b)
.... 7,000 8,566,484
Midnights SPV SRL, (3-mo. EURIBOR
+ 3.15%), 6.73%, 08/22/26
(a)(b)(d)
.. 19,305 22,631,245
Nexi SpA , 0.00%, 02/24/28
(b)(h)(q)
.... 14,400 15,480,265
Pachelbel Bidco SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.27%, 05/17/31
(a)
... 6,508 7,697,696
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.27%, 05/17/31
(a)
... 6,409 7,580,598
7.13%, 05/17/31 ............ 3,655 4,623,373
Prysmian SpA
(b)
3.63%, 11/28/28 ............ 11,853 14,178,955
(5-Year EURIBOR ICE Swap Rate +
3.01%), 5.25%
(a)(o)
......... 8,350 10,226,232

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.87%, 12/31/29
(a)
... EUR 4,406 $ 5,240,392
6.75%, 12/31/29 ............ 11,310 14,008,656
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$16,062,489), (3-mo. EURIBOR +
3.25%), 5.77%, 08/22/27
(a)(b)(d)(m)
.. 14,557 16,975,899
TeamSystem SpA
(b)
5.00%, 07/01/31 ............ 7,108 8,462,024
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.53%, 07/31/31
(a)
... 4,000 4,709,830
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.53%, 07/31/31
(a)
... 3,289 3,872,657
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.19%, 07/01/32
(a)
... 7,164 8,420,198
Telecom Italia Capital SA, 7.72%,
06/04/38 ................. USD 2,732 3,026,488
UniCredit SpA
(b)
(3-mo. EURIBOR + 0.95%), 3.10%,
06/10/31
(a)
.............. EUR 2,942 3,457,575
(3-mo. EURIBOR + 1.40%), 3.80%,
01/16/33
(a)
.............. 7,897 9,453,021
4.00%, 03/05/34 ............ 18,000 21,761,676
(5-Year EURIBOR ICE Swap Rate +
2.80%), 5.38%, 04/16/34
(a)
... 18,446 22,990,373
3.73%, 06/10/35 ............ 2,998 3,536,168
Unipol Assicurazioni SpA , 4.90%,
05/23/34
(b)
................ 3,500 4,327,014
781,713,827
Jamaica — 0.0%
(c)
Digicel Group Holdings Ltd., Series
2B14, 0.00%, 12/31/30
(d)(h)
...... USD 2,510 150,620
Digicel International Finance Ltd.,
8.63%, 08/01/32 ............ 1,156 1,185,998
1,336,618
Japan — 0.5%
ANA Holdings, Inc., 0.00%, 12/10/31
(b)(h)
(q)
...................... JPY 3,000,000 22,314,636
Daiwa House Industry Co. Ltd., 0.00%,
03/30/29
(b)(h)(q)
.............. 10,000 73,841
Kansai Paint Co. Ltd.
(b)(h)(q)
0.00%, 03/08/29 ............ 10,000 71,779
0.00%, 03/07/31 ............ 10,000 71,677
Kioxia Holdings Corp., 6.25%,
07/24/30
(c)
................ USD 1,925 1,963,508
Mitsubishi UFJ Financial Group, Inc.
3.68%, 02/22/27 ............ 3,300 3,284,998
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.07%), 6.35%
(a)(o)
......... 11,000 11,229,361
Nagoya Railroad Co. Ltd., 0.00%,
06/16/34
(b)(h)(q)
.............. JPY 20,000 139,636
Nissan Motor Co. Ltd.
5.25%, 07/17/29
(b)
........... EUR 12,358 14,786,421
4.81%, 09/17/30
(c)
........... USD 5,928 5,584,679
1.00%, 07/15/31
(b)(q)
.......... JPY 1,190,000 9,062,701
7.75%, 07/17/32
(c)
........... USD 3,366 3,562,113
6.38%, 07/17/33
(b)
........... EUR 1,800 2,175,744
8.13%, 07/17/35
(c)
........... USD 3,190 3,424,449
Nomura Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 7.00%
(a)
(o)
...................... 1,000 1,035,096
Security
Par (000)
Par (000) Value
Japan (continued)
Rakuten Group, Inc.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.58%), 5.13%
(a)(c)(o)
........ USD 2,500 $ 2,486,826
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.58%), 5.13%
(a)(b)(o)
........ 3,000 2,984,191
(5-Year EUR Swap Annual +
4.49%), 4.25%
(a)(b)(o)
........ EUR 21,357 24,536,595
9.75%, 04/15/29
(b)
........... USD 4,300 4,835,199
9.75%, 04/15/29
(c)
........... 4,388 4,934,151
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.25%), 8.13%
(a)(c)(o)
........ 7,951 8,265,030
SoftBank Group Corp.
(b)
4.00%, 07/06/26 ............ 2,879 2,850,625
5.00%, 04/15/28 ............ EUR 3,813 4,602,732
5.38%, 01/08/29 ............ 6,833 8,310,301
5.38%, 01/08/29 ............ 2,972 3,614,549
3.38%, 07/06/29 ............ 11,167 12,746,201
4.00%, 09/19/29 ............ 645 752,410
5.25%, 10/10/29 ............ 7,488 9,064,769
6.88%, 01/10/31 ............ USD 1,517 1,547,511
5.88%, 07/10/31 ............ EUR 7,193 8,896,410
3.88%, 07/06/32 ............ 5,002 5,589,784
3.88%, 07/06/32 ............ 100 111,751
5.75%, 07/08/32 ............ 18,426 22,604,286
7.25%, 07/10/32 ............ USD 3,000 3,089,219
6.38%, 07/10/33 ............ EUR 9,005 11,241,336
Sumitomo Mitsui Financial Group, Inc.,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 6.45%
(a)(o)
........... USD 11,059 11,288,972
233,133,487
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(c)
.......... 7,514 7,356,625
10.38%, 03/31/29
(b)
.......... GBP 14,696 19,217,953
Deepocean Ltd., 6.00%, 04/08/31
(b)
.. EUR 7,303 8,689,921
TER Finance Jersey Ltd., Series 22,
0.00%, 10/02/25
(c)(h)
.......... USD 58,596 58,585,963
93,850,462
Jordan — 0.0%
Hikma Finance USA LLC, 5.13%,
07/08/30
(b)
................ 470 476,317
Kazakhstan — 0.0%
Kaspi.KZ JSC
6.25%, 03/26/30
(c)
........... 490 502,470
6.25%, 03/26/30
(b)
........... 230 235,854
KazMunayGas National Co. JSC,
5.75%, 04/19/47
(b)
........... 1,530 1,425,685
2,164,009
Kuwait — 0.0%
(b)
EQUATE Petrochemical Co. KSC,
4.25%, 11/03/26 ............ 1,321 1,315,055
NBK Tier 1 Ltd., (6-Year USD Constant
Maturity + 2.88%), 3.63%
(a)(o)
.... 5,000 4,897,500
6,212,555

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg — 0.6%
ADLER Financing SARL, 8.25%,
(8.25% Cash or 8.25% PIK),
12/31/28
(p)
................ EUR 34,856 $ 41,790,876
Albion Financing 1 SARL
5.38%, 05/21/30
(b)
........... 5,502 6,701,007
7.00%, 05/21/30
(c)
........... USD 1,204 1,245,297
AM Green Power BV, 11.30%,
07/09/27
(b)(d)
............... 26,661 26,095,836
Currenta Group Holdings SARL
(b)
5.50%, 05/15/30 ............ EUR 3,184 3,830,885
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.04%, 05/15/32
(a)
... 5,037 5,960,627
Encore Issuances SA, Series 155,
(3-mo. EURIBOR + 10.00%), 2.13%,
11/06/25
(a)(b)
............... 1,438 1,654,520
Ephios Subco 3 SARL, 7.88%,
01/31/31
(b)
................ 14,934 18,665,385
Essendi SA
(b)
6.38%, 10/15/29 ............ 2,550 3,159,557
5.38%, 05/15/30 ............ 1,711 2,067,889
5.50%, 11/15/31 ............ 611 738,674
5.63%, 05/15/32 ............ 3,377 4,088,017
(3-mo. EURIBOR + 3.75%), 5.79%,
05/15/32
(a)
.............. 1,951 2,310,219
(3-mo. EURIBOR + 3.75%), 5.79%,
05/15/32
(a)
.............. 2,000 2,368,240
Garfunkelux Holdco 3 SA, 9.00%,
09/01/28
(b)
................ 10,275 12,263,106
Garfunkelux Holdco 4 SA, 10.50%,
(10.50% Cash or 10.50% PIK),
05/01/30
(b)(p)
............... 2,108 189,221
Herens Holdco SARL, 4.75%,
05/15/28
(c)
................ USD 2,731 2,392,599
INEOS Finance plc
6.38%, 04/15/29
(b)
........... EUR 9,786 11,377,942
7.50%, 04/15/29
(c)
........... USD 3,427 3,334,119
5.63%, 08/15/30
(b)
........... EUR 1,680 1,892,927
7.25%, 03/31/31
(b)
........... 6,024 7,062,443
ION Platform Finance SARL
(b)
6.50%, 09/30/30 ............ 9,611 11,283,794
6.88%, 09/30/32 ............ 7,913 9,290,258
ION Trading Technologies SARL,
9.50%, 05/30/29
(c)
........... USD 5,689 6,008,574
Kleopatra Finco SARL
(b)
4.25%, 03/01/26 ............ EUR 1,422 939,783
4.25%, 03/01/26 ............ 4,414 2,917,159
9.00%, 09/01/29
(a)
........... 1,769 203,314
Luna 2.5 SARL, 5.50%, 07/01/32
(b)
.. 4,337 5,180,316
Maxam Prill SARL, 6.00%, 07/15/30
(b)
26,469 31,548,793
Prologis International Funding II SA,
3.13%, 06/01/31
(b)
........... 13,972 16,323,082
SES SA
(b)
4.13%, 06/24/30 ............ 1,525 1,829,885
4.88%, 06/24/33 ............ 1,775 2,169,715
Summer BC Holdco B SARL
(b)
5.88%, 02/15/30 ............ 4,138 4,745,090
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.29%, 02/15/30
(a)
... 4,383 5,053,350
Titanium 2l Bondco SARL, 6.25%,
(6.25% Cash or 6.25% PIK),
01/14/31
(p)
................ 38,898 9,738,598
Vivion Investments SARL
(b)(p)
6.50%, (6.50% Cash or 8.25% PIK),
08/31/28 ............... 6,881 8,047,116
Security
Par (000)
Par (000) Value
Luxembourg (continued)
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29 ............... EUR 6,711 $ 7,801,895
282,270,108
Macau — 0.2%
MGM China Holdings Ltd.
5.88%, 05/15/26
(c)
........... USD 327 326,797
5.88%, 05/15/26
(b)
........... 350 349,783
7.13%, 06/26/31
(c)
........... 2,225 2,347,375
7.13%, 06/26/31
(b)
........... 745 785,975
Sands China Ltd.
(g)
2.85%, 03/08/29 ............ 4,000 3,762,160
4.38%, 06/18/30 ............ 9,000 8,838,000
Studio City Finance Ltd.
6.50%, 01/15/28
(b)
........... 10,000 9,990,000
5.00%, 01/15/29
(b)
........... 9,866 9,510,824
5.00%, 01/15/29
(c)
........... 3,100 2,988,400
Wynn Macau Ltd.
5.63%, 08/26/28
(c)
........... 2,881 2,875,267
5.63%, 08/26/28
(b)
........... 21,391 21,348,432
4.50%, 03/07/29
(c)(q)
.......... 19,300 20,786,100
6.75%, 02/15/34
(c)
........... 10,695 10,841,521
94,750,634
Mauritius — 0.2%
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(c)(d)
......... 60,605 63,331,919
Mexico — 0.3%
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.07%),
8.38%
(a)(c)(o)
................ 1,739 1,833,776
BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA
Mexico, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 3.38%), 7.63%, 02/11/35
(a)(b)
... 666 701,881
Cemex SAB de CV, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.52%), 7.20%
(a)
(c)(o)
..................... 1,306 1,354,844
CFE Fibra E, 5.88%, 09/23/40
(c)
.... 525 527,257
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple, 7.25%,
01/31/41
(c)
................ 8,677 9,216,544
Fomento Economico Mexicano SAB de
CV, 2.63%, 02/24/26
(b)(q)
....... EUR 8,400 9,845,912
Food Service Project SA, 5.50%,
01/21/27
(b)
................ 4,105 4,833,313
Grupo Aeromexico SAB de CV, 8.25%,
11/15/29
(b)
................ USD 495 492,575
Grupo Posadas SAB de CV, 7.00%,
12/30/27
(b)(g)
............... 4,110 4,056,082
Industrias Penoles SAB de CV, 4.15%,
09/12/29
(b)
................ 323 319,899
Orbia Advance Corp. SAB de CV,
6.80%, 05/13/30
(c)
........... 1,914 1,990,091
Petroleos Mexicanos , 7.50%,
03/20/26
(c)
................ 89,906 89,366,564
Trust Fibra Uno
(b)
4.87%, 01/15/30 ............ 488 478,860
7.70%, 01/23/32 ............ 1,772 1,920,848
126,938,446

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands — 0.6%
ABN AMRO Bank NV, (5-Year
EURIBOR ICE Swap Rate + 2.45%),
5.50%, 09/21/33
(a)(b)
.......... EUR 9,900 $ 12,347,620
ASR Nederland NV, (5-Year EUR Swap
Annual + 5.30%), 7.00%, 12/07/43
(a)
(b)
...................... 3,000 4,206,104
Athora Netherlands NV, (5-Year EUR
Swap Annual + 4.01%), 5.38%,
08/31/32
(a)(b)
............... 8,000 9,703,648
Boels Topholding BV
(b)
6.25%, 02/15/29 ............ 3,652 4,427,767
5.75%, 05/15/30 ............ 8,780 10,690,975
Cooperatieve Rabobank UA, (5-Year
EUR Swap Annual + 4.68%),
4.38%
(a)(b)(o)
................ 5,800 6,851,743
Euronext NV, 1.50%, 05/30/32
(b)(q)
... 4,300 4,991,207
Heineken NV, 3.51%, 05/03/34
(b)
... 14,420 17,019,529
IMCD NV
(b)
2.13%, 03/31/27 ............ 7,642 8,881,482
4.88%, 09/18/28 ............ 30,379 37,508,077
3.63%, 04/30/30 ............ 20,318 24,109,128
ING Groep NV
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88%
(o)
.......... USD 7,330 7,027,311
(3-mo. EURIBOR + 0.70%), 0.25%,
02/01/30
(b)
.............. EUR 1,500 1,613,337
(3-mo. EURIBOR + 1.10%), 3.50%,
09/03/30
(b)
.............. 16,200 19,362,170
(3-mo. EURIBOR + 0.88%), 0.88%,
11/29/30
(b)
.............. 500 538,260
(USISSO05 + 3.59%), 7.00%
(o)
.. USD 1,000 1,031,076
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.80%),
6.25%, 05/20/33
(b)
......... GBP 7,900 10,912,285
(USISSO05 + 4.08%), 7.25%
(b)(o)
. USD 4,950 5,240,812
JDE Peet's NV
(b)
0.50%, 01/16/29 ............ EUR 4,336 4,704,699
4.13%, 01/23/30 ............ 5,728 6,979,857
NN Group NV, (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(a)(b)(o)
. 2,850 3,390,271
Q-Park Holding I BV
(b)
2.00%, 03/01/27 ............ 2,488 2,882,753
5.13%, 03/01/29 ............ 3,678 4,453,382
5.13%, 02/15/30 ............ 763 925,268
5.13%, 02/15/30 ............ 6,830 8,282,539
Sunrise FinCo . I BV, 4.88%, 07/15/31
(c)
USD 4,000 3,810,600
Sunrise HoldCo IV BV, 5.50%,
01/15/28
(c)
................ 7,940 7,915,151
Trivium Packaging Finance BV
(c)
8.25%, 07/15/30 ............ 644 686,983
12.25%, 01/15/31 ........... 10,374 11,228,206
Veon Midco BV, 3.38%, 11/25/27
(c)
.. 1,206 1,129,871
VZ Secured Financing BV
3.50%, 01/15/32
(b)
........... EUR 387 428,664
5.00%, 01/15/32
(c)
........... USD 2,872 2,598,350
5.25%, 01/15/33
(b)
........... EUR 14,447 16,960,734
VZ Vendor Financing II BV, 2.88%,
01/15/29
(b)
................ 5,001 5,534,913
Ziggo Bond Co. BV, 6.13%, 11/15/32
(b)
3,990 4,490,107
Ziggo BV
2.88%, 01/15/30
(b)
........... 5,250 5,862,641
4.88%, 01/15/30
(c)
........... USD 2,251 2,124,622
280,852,142
Security
Par (000)
Par (000) Value
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28
(c)
. USD 10,255 $ 10,274,228
SEPLAT Energy plc, 9.13%, 03/21/30
(b)
810 831,263
11,105,491
Norway — 0.0%
Var Energi ASA, (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%,
11/15/83
(a)(b)
............... EUR 10,387 13,522,236
Panama — 0.0%
AES Panama Generation Holdings
SRL, 4.38%, 05/31/30
(b)
....... USD 733 692,603
Peru — 0.0%
Pluspetrol Camisea SA, 6.24%,
07/03/36
(c)
................ 2,128 2,271,427
Volcan Cia Minera SAA
8.75%, 01/24/30
(c)
........... 1,759 1,824,611
8.75%, 01/24/30
(b)
........... 560 580,888
4,676,926
Philippines — 0.2%
(b)
ACEN Finance Ltd., 4.00%
(o)
...... 14,059 9,349,235
Globe Telecom, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.53%), 4.20%
(a)
(o)
...................... 11,000 10,912,000
Petron Corp.
(a)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.57%), 5.95% ........... 18,017 18,000,064
(3-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.33%), 7.35% ........... 2,945 3,025,987
San Miguel Global Power Holdings
Corp.
(a)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.55%), 5.70% ........... 5,000 4,990,750
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.16%), 5.45% ........... 3,333 3,283,005
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.73%), 8.75% ........... 1,000 1,025,000
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.73%), 8.75% ........... 7,000 7,175,000
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.40%), 8.13% ........... 6,800 6,842,500
VLL International, Inc.
7.25%, 07/20/27 ............ 812 549,383
9.38%, 07/29/29 ............ 5,197 2,853,361
68,006,285
Poland — 0.0%
ORLEN SA, 6.00%, 01/30/35
(c)
..... 200 208,789
Portugal — 0.3%
(b)
Banco Espirito Santo SA
(e)(f)
2.63%, 05/08/17 ............ EUR 6,100 1,575,575
4.75%, 01/15/18 ............ 15,500 4,003,511
4.00%, 01/21/25 ............ 19,000 4,907,529
EDP SA
(a)
(5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54 .... 4,800 5,831,261

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Portugal (continued)
(5-Year EURIBOR ICE Swap Rate +
2.40%), 4.63%, 09/16/54 .... EUR 7,000 $ 8,449,222
(5-Year EUR Swap Annual +
2.38%), 1.88%, 08/02/81 .... 54,800 63,736,973
Series NC5., (5-Year EUR Swap
Annual + 1.89%), 1.50%,
03/14/82 ............... 24,600 28,263,983
116,768,054
Qatar — 0.1%
(a)(b)
CBQ Finance Ltd., (1-day SOFR +
1.30%), 5.46%, 07/16/30 ....... USD 10,000 10,039,900
QIC Cayman Ltd., (6-Year USD
Constant Maturity + 2.20%), 6.15%
(o)
15,000 15,223,050
25,262,950
Republic of Turkiye — 0.0%
Eregli Demir ve Celik Fabrikalari TAS,
8.38%, 07/23/29
(c)
........... 200 209,062
Sisecam UK plc, 8.25%, 05/02/29
(b)
.. 575 594,544
TAV Havalimanlari Holding A/S, 8.50%,
12/07/28
(b)
................ 332 347,355
Turk Telekomunikasyon A/S
7.38%, 05/20/29
(b)
........... 416 429,570
6.95%, 10/07/32
(c)
........... 6,717 6,717,000
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(c)
................ 1,452 1,517,340
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%,
03/15/27
(c)
................ 1,818 1,772,858
TVF Varlik Kiralama A/S, 6.95%,
01/23/30
(b)
................ 492 505,223
12,092,952
Saudi Arabia — 0.2%
Al Rajhi Bank, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.89%), 6.38%
(a)(b)(o)
... 2,000 2,026,400
Al Rajhi Sukuk Ltd.
(a)(b)
(6-Year USD Constant Maturity +
1.59%), 6.25%
(o)
.......... 8,888 8,961,948
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.00%), 5.65%, 03/16/36 .... 20,000 20,035,000
BSF Finance, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.00%), 5.76%, 09/03/35
(a)
(b)
...................... 10,000 10,015,500
EIG Pearl Holdings SARL, 3.55%,
08/31/36
(b)
................ 4,917 4,536,902
Greensaif Pipelines Bidco SARL
(c)
5.85%, 02/23/36 ............ 606 635,706
6.10%, 08/23/42 ............ 963 1,011,689
NCB Tier 1 Sukuk Ltd., (6-Year USD
Constant Maturity + 2.89%), 3.50%
(a)
(b)(o)
..................... 4,000 3,898,750
Riyad Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.25%), 6.21%, 07/14/35
(a)
(b)
...................... 13,000 13,254,475
Riyad T1 Sukuk Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.91%), 5.50%
(a)
(b)(o)
..................... 12,000 11,759,520
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
Saudi Awwal Bank, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.20%), 5.95%,
09/04/35
(a)(b)
............... USD 15,000 $ 15,157,575
Saudi Electricity Sukuk Programme
Co.
(b)
4.94%, 02/13/29 ............ 280 285,034
5.23%, 02/18/30 ............ 487 498,980
5.23%, 02/18/30 ............ 356 364,758
5.68%, 04/11/53 ............ 559 555,098
TMS Issuer SARL, 5.78%, 08/23/32
(b)
5,000 5,242,188
98,239,523
Singapore — 0.2%
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(c)(d)
............... 10,526 10,525,731
DBS Bank Ltd., 3.21%, 08/19/26
(b)
.. EUR 21,840 25,856,126
ESR Asset Management Ltd.
(a)(b)(o)
(SDSW10 + 6.13%), 5.65% .... SGD 4,250 3,190,240
(SDSW7 + 7.06%), 5.60% ..... 750 566,882
Frasers Centrepoint Trust, (SDSOA5 +
2.22%), 3.98%
(a)(b)(o)
.......... 9,000 7,181,964
GLP Pte. Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.74%), 4.50%
(a)(b)(o)
... USD 10,000 6,858,000
Keppel REIT, (SDSOA3 + 2.23%),
3.78%
(a)(b)(o)
................ SGD 8,250 6,537,287
Lendlease Asia Treasury Pte. Ltd.,
(SDSOA5 + 4.46%), 3.90%
(a)(b)(o)
.. 5,000 3,885,810
Puma International Financing SA,
7.75%, 04/25/29
(b)
........... USD 14,000 14,422,940
Sembcorp Financial Services Pte. Ltd.,
3.55%, 01/02/46
(b)
........... SGD 4,000 3,240,436
Suntec REIT
(a)(b)(o)
(SDSOA5 + 2.66%), 4.48% .... 6,750 5,428,989
(SDSOA5 + 2.66%), 4.48% .... 1,000 804,295
Temasek Financial I Ltd., 2.25%,
04/06/51
(b)
................ USD 9,000 5,632,740
94,131,440
Slovenia — 0.0%
United Group BV
(b)
4.63%, 08/15/28 ............ EUR 2,108 2,465,416
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.29%, 02/01/29
(a)
... 2,784 3,273,968
6.50%, 10/31/31 ............ 3,496 4,156,355
9,895,739
South Africa — 0.1%
Anglo American Capital plc
(b)
4.50%, 09/15/28 ............ 2,356 2,906,356
3.75%, 06/15/29 ............ 10,538 12,696,042
Bidvest Group UK plc (The), 6.20%,
09/17/32
(c)
................ USD 602 604,709
Sappi Papier Holding GmbH, 4.50%,
03/15/32
(b)
................ EUR 1,735 2,009,388
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 505 502,223
6.50%, 09/27/28 ............ 1,397 1,390,448
5.50%, 03/18/31 ............ 855 751,870
Stillwater Mining Co.
4.00%, 11/16/26
(b)
........... 297 293,436
4.50%, 11/16/29
(c)
........... 1,715 1,596,022
4.50%, 11/16/29
(b)
........... 284 264,297
Transnet, 8.25%, 02/06/28
(b)
...... 436 459,596
23,474,387

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea — 0.1%
(b)
Hanwha Life Insurance Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.29%),
6.30%, 06/24/55
(a)
........... USD 10,000 $ 10,484,000
Hyundai Card Co. Ltd., 5.75%, 04/24/29 962 999,691
Kodit Global Co. Ltd., (1-day SOFR +
0.65%), 4.77%, 09/30/28
(a)
..... 9,365 9,370,713
LG Electronics, Inc., 5.63%, 04/24/27 469 477,714
LG Energy Solution Ltd., 5.38%,
04/02/30 ................. 7,000 7,171,710
Shinhan Financial Group Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(a)(o)
................. 5,716 5,633,832
SK Battery America, Inc., 2.13%,
01/26/26 ................. 472 466,256
SK Hynix, Inc., 6.25%, 01/17/26 .... 383 384,455
Tongyang Life Insurance Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
6.25%, 05/07/35
(a)
........... 5,000 5,214,775
40,203,146
Spain — 1.2%
Abanca Corp. Bancaria SA, (5-Year
EURIBOR ICE Swap Rate + 2.45%),
4.63%, 12/11/36
(a)(b)
.......... EUR 2,600 3,143,407
Arena Luxembourg Finance SARL,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.52%, 05/01/30
(a)(b)
.... 5,728 6,766,624
Banco Bilbao Vizcaya Argentaria SA
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(a)(b)(o)
........ 3,000 3,906,064
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75%
(a)(o)
......... USD 4,130 4,379,795
(5-Year EURIBOR ICE Swap Rate +
2.80%), 5.75%, 09/15/33
(a)(b)
.. EUR 19,400 24,412,726
3.75%, 08/26/35
(b)
........... 26,000 30,698,989
Banco de Credito Social Cooperativo
SA, (5-Year EUR Swap Annual +
5.42%), 5.25%, 11/27/31
(a)(b)
.... 900 1,071,598
Banco de Sabadell SA
(a)(b)
(5-Year EUR Swap Annual +
6.83%), 9.38%
(o)
.......... 15,600 20,764,835
(5-Year EUR Swap Annual +
4.28%), 6.50%
(o)
.......... 2,000 2,480,787
(1-Year EURIBOR ICE Swap Rate +
1.05%), 3.38%, 03/10/32 .... 4,000 4,715,877
(1-Year EURIBOR ICE Swap Rate +
1.25%), 3.38%, 02/18/33 .... 18,000 21,174,521
Banco Santander SA, 3.13%,
05/28/29
(b)
................ 10,300 12,363,834
Bankinter SA
(a)(b)
(5-Year EUR Swap Annual +
6.71%), 6.25%
(o)
.......... 4,000 4,743,162
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38%
(o)
.......... 200 254,954
(1-Year EURIBOR ICE Swap Rate +
1.20%), 3.63%, 02/04/33 .... 28,500 33,787,724
(5-Year EURIBOR ICE Swap Rate +
2.35%), 5.00%, 06/25/34 .... 4,400 5,416,676
CaixaBank SA
(a)(b)
(5-Year EUR Swap Annual +
6.35%), 5.88%
(o)
.......... 7,800 9,486,787
Security
Par (000)
Par (000) Value
Spain (continued)
(5-Year EUR Swap Annual +
1.63%), 1.25%, 06/18/31 .... EUR 2,600 $ 3,028,859
(5-Year EURIBOR ICE Swap Rate +
3.94%), 6.25%
(o)
.......... 3,600 4,421,451
(5-Year EURIBOR ICE Swap Rate +
3.35%), 5.88%
(o)
.......... 600 705,850
Cellnex Telecom SA, 0.75%, 11/20/31
(b)
(q)
...................... 9,700 10,285,718
Cirsa Finance International SARL
(b)
10.38%, 11/30/27 ........... 257 311,550
7.88%, 07/31/28 ............ 3,507 4,286,840
6.50%, 03/15/29 ............ 5,268 6,441,080
Deutsche Bank SA, 3.63%, 11/23/26
(b)
39,400 46,965,311
Gestamp Automocion SA, 4.38%,
10/15/30
(b)
................ 4,440 5,233,382
Grifols SA
(b)
7.13%, 05/01/30 ............ 4,820 5,960,967
7.13%, 05/01/30 ............ 6,353 7,856,852
7.50%, 05/01/30 ............ 7,700 9,525,532
Iberdrola Finanzas SA, (5-Year EUR
Swap Annual + 1.68%), 1.58%
(a)(b)(o)
18,300 20,796,023
Iberdrola International BV
(a)(b)(o)
Series NC5, (5-Year EUR Swap
Annual + 2.32%), 1.87% ..... 12,200 14,255,517
Series NC6, (5-Year EUR Swap
Annual + 1.83%), 1.45% ..... 40,500 46,465,875
Kaixo Bondco Telecom SA, 5.13%,
09/30/29
(b)
................ 1,673 1,988,122
Lorca Telecom Bondco SA
(b)
4.00%, 09/18/27 ............ 6,173 7,246,832
5.75%, 04/30/29 ............ 1,299 1,587,183
Repsol E&P Capital Markets US LLC,
5.98%, 09/16/35
(c)
........... USD 15,045 15,318,654
Repsol International Finance BV, (5-
Year EUR Swap Annual + 2.77%),
2.50%
(a)(b)(o)
................ EUR 60,763 70,725,372
Telefonica Europe BV
(a)(b)(o)
(8-Year EUR Swap Annual +
2.97%), 3.88% ........... 15,900 18,755,583
(7-Year EUR Swap Annual +
2.66%), 2.50% ........... 2,200 2,545,877
(8-Year EUR Swap Annual +
3.07%), 2.88% ........... 1,500 1,737,649
(7-Year EUR Swap Annual +
3.35%), 6.14% ........... 9,900 12,538,652
(EUAMDB08 + 3.62%), 6.75% .. 400 524,389
(EUAMDB08 + 3.12%), 5.75% .. 7,200 8,953,239
518,030,719
Sweden — 0.2%
Balder Finland OYJ, 1.00%, 01/20/29
(b)
3,557 3,888,425
Dometic Group AB, 5.00%, 09/11/30
(b)
4,143 4,881,984
Fastighets AB Balder, 1.13%,
01/29/27
(b)
................. 999 1,147,754
Heimstaden Bostad AB, (5-Year EUR
Swap Annual + 3.15%), 2.63%
(a)(b)(o)
13,277 15,001,494
Heimstaden Bostad Treasury BV,
1.38%, 03/03/27
(b)
........... 2,519 2,900,493
Intrum Investments & Financing AB
(b)
7.75%, 09/11/27
(c)
........... SEK 985 94,511
7.75%, 09/11/27 ............ EUR 1,863 2,017,628
8.00%, 09/11/27 ............ 3,833 4,576,646
7.75%, 09/11/28
(c)
........... SEK 1,231 113,485
Series 1, 7.75%, 09/11/28
(c)
..... EUR 3,798 3,935,955
8.50%, 09/11/29
(c)
........... SEK 1,231 112,312
8.50%, 09/11/29 ............ EUR 1,172 1,205,096

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden (continued)
8.50%, 09/11/30
(c)
........... SEK 1,477 $ 133,824
8.50%, 09/11/30
(c)
........... EUR 169 172,589
Preem Holdings AB, 12.00%,
06/30/27
(b)
................ 7,561 9,178,460
Stena International SA
7.25%, 01/15/31
(b)
........... USD 15,848 16,157,337
7.25%, 01/15/31
(c)
........... 10,229 10,428,660
7.63%, 02/15/31
(c)
........... 2,710 2,791,292
Verisure Holding AB
(b)
3.88%, 07/15/26 ............ EUR 5,079 5,959,451
9.25%, 10/15/27 ............ 984 1,184,956
85,882,352
Switzerland — 0.6%
Argentum Netherlands BV, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.76%), 5.52%
(a)
(b)(o)
..................... USD 13,101 13,165,902
Dufry One BV
(b)
4.50%, 05/23/32 ............ EUR 2,285 2,756,644
4.50%, 05/23/32 ............ 6,954 8,389,368
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(b)
........... CHF 13,920 17,297,828
Swisscom Finance BV, 3.88%,
05/29/44
(b)
................ EUR 3,656 4,151,575
UBS AG
(1-day SOFR + 0.72%), 4.86%,
01/10/28
(a)
.............. USD 1,618 1,631,708
7.50%, 02/15/28 ............ 700 753,657
UBS Group AG
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.10%), 3.88%
(a)(b)(o)
........ 2,302 2,270,471
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.86%), 5.13%
(a)(b)(o)
........ 7,974 7,954,480
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a)(c)(o)
........ 1,833 1,804,792
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.75%), 4.75%, 05/12/28
(a)(c)
.. 200 201,711
(USISSO05 + 3.63%), 6.85%
(a)(c)(o)
10,300 10,621,185
(USISSO05 + 3.08%), 7.00%
(a)(c)(o)
11,592 11,878,902
(1-Year EURIBOR ICE Swap Rate +
1.35%), 3.13%, 06/15/30
(a)(b)
.. EUR 17,000 20,081,684
(USISSO05 + 3.12%), 6.60%
(a)(c)(o)
USD 10,074 10,127,906
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.31%), 4.38%
(a)(b)(o)
........ 2,900 2,637,780
0.88%, 11/03/31
(b)
........... EUR 5,147 5,278,263
(1-Year EURIBOR ICE Swap Rate +
1.60%), 4.75%, 03/17/32
(a)(b)
.. 727 916,505
0.63%, 01/18/33
(b)
........... 773 746,194
0.63%, 02/24/33
(b)
........... 3,038 2,924,821
(USISSO05 + 3.18%), 7.13%
(a)(c)(o)
USD 13,064 13,442,281
(USISSO05 + 3.30%), 7.00%
(a)(c)(o)
1,252 1,276,325
(1-day SOFR + 1.34%), 5.01%,
03/23/37
(a)(c)(r)
............ 30,755 30,606,716
UBS Switzerland AG
(b)
2.58%, 09/23/27 ............ EUR 44,030 51,901,070
3.30%, 03/05/29 ............ 16,150 19,381,072
VistaJet Malta Finance plc
(c)
9.50%, 06/01/28 ............ USD 2,150 2,238,203
Security
Par (000)
Par (000) Value
Switzerland (continued)
6.38%, 02/01/30
(r)
........... USD 2,954 $ 2,879,200
247,316,243
Taiwan — 0.1%
(b)
Nanshan Life Pte. Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.85%), 5.88%,
03/17/41
(a)
................ 4,985 5,058,928
Quanta Computer, Inc., 0.00%,
10/02/30
(h)(q)
............... 26,400 26,162,400
31,221,328
Thailand — 0.2%
Bangkok Bank PCL, 5.30%, 09/21/28
(c)
2,697 2,762,726
GC Treasury Center Co. Ltd.
(a)(b)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.82%), 6.50% ........... 14,870 15,111,638
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.13% ........... 10,670 11,048,785
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(a)
(b)(o)
..................... 15,980 15,890,112
Minor International PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 7.92%), 2.70%
(a)
(b)(o)
..................... 5,300 5,242,495
Muangthai Capital PCL
(b)
6.88%, 09/30/28 ............ 7,700 7,796,250
7.55%, 07/21/30 ............ 5,275 5,467,801
63,319,807
Ukraine — 0.1%
NAK Naftogaz Ukraine
(p)
7.13%, (7.13% Cash or 7.13% PIK),
07/19/26
(b)
.............. EUR 20,297 20,434,279
7.63%, (7.63% Cash or 7.63% PIK),
11/08/28
(c)
.............. USD 7,091 5,548,388
7.63%, (7.63% Cash or 7.63% PIK),
11/08/28
(b)
.............. 434 339,865
VF Ukraine PAT
(g)
9.62%, 02/11/27
(c)
........... 11,770 11,181,054
9.62%, 02/11/27
(b)
........... 2,353 2,235,071
39,738,657
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(a)(b)(o)
................ 757 804,786
Aldar Properties PJSC
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.04%), 6.62%, 04/15/55
(a)(b)
.. 9,675 10,134,562
Alpha Star Holding IX Ltd.
(b)
7.00%, 08/26/28 ............ 200 204,900
7.00%, 08/26/28 ............ 3,745 3,836,752
Alpha Star Holding VIII Ltd., 8.38%,
04/12/27
(b)
................ 7,000 7,264,688
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(a)(b)(o)
... 5,227 5,227,941
Emirates NBD Bank PJSC
(b)
(6-Year USD Constant Maturity +
3.16%), 4.25%
(a)(o)
......... 4,000 3,890,000

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
5.91%, 06/18/35 ............ AUD 17,280 $ 11,744,157
Emirates Reit Sukuk III Ltd., 7.50%,
12/12/28
(b)(g)
............... USD 5,000 5,050,000
Five Holdings Bvi Ltd., 9.38%,
10/03/28
(b)
................ 2,500 2,614,375
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(a)
(b)(o)
..................... 827 828,290
Magellan Capital Holdings plc, (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.23%),
8.38%, 07/08/29
(a)(b)
.......... 5,621 5,683,337
MDGH GMTN RSC Ltd., 4.38%,
11/22/33
(c)
................. 923 911,462
Sobha Sukuk I Holding Ltd., 7.13%,
09/11/30
(b)
................ 1,527 1,533,352
59,728,602
United Kingdom — 2.9%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$6,101,511), 15.00%, (15.00% Cash
or 15.00% PIK), 06/19/26
(d)(m)(p)
... GBP 4,816 6,266,693
Amber Finco plc, 6.63%, 07/15/29
(b)
. EUR 3,344 4,126,467
Ardonagh Finco Ltd.
6.88%, 02/15/31
(b)
........... 13,193 16,009,991
6.88%, 02/15/31
(b)
........... 14,690 17,826,633
7.75%, 02/15/31
(c)
........... USD 200 209,278
Ashtead Capital, Inc., 4.25%, 11/01/29
(c)
900 887,616
Assura Financing plc, 1.63%,
06/30/33
(b)
................ GBP 9,189 9,274,808
Babcock International Group plc
(b)
1.88%, 10/05/26 ............ 11,474 15,031,398
1.38%, 09/13/27 ............ EUR 2,000 2,293,465
Barclays Bank plc, (3-mo. SOFR +
1.81%), 6.28%
(a)(o)
........... USD 6,260 6,604,300
Barclays plc
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.87%), 6.13%
(a)(o)
......... 8,279 8,280,404
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.96%),
8.88%
(a)(b)(o)
.............. GBP 4,761 6,741,919
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38%
(a)(o)
......... USD 1,754 1,682,668
4.84%, 05/09/28 ............ 200 201,107
(5-year SONIA Mid-Swaps Rate +
5.64%), 9.25%
(a)(o)
......... GBP 14,825 21,565,095
(5-Year EUR Swap Annual +
1.55%), 1.13%, 03/22/31
(a)(b)
.. EUR 5,882 6,856,810
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.75%),
8.41%, 11/14/32
(a)(b)
........ GBP 13,548 19,420,689
(USISSO05 + 3.69%), 7.63%
(a)(o)
. USD 1,298 1,375,470
BCP V Modular Services Finance II
plc
(b)
4.75%, 11/30/28 ............ EUR 3,888 4,369,861
6.13%, 11/30/28 ............ GBP 6,198 7,782,060
6.50%, 07/10/31 ............ EUR 613 672,839
6.50%, 07/10/31 ............ 17,447 19,150,127
BCP V Modular Services Finance plc,
6.75%, 11/30/29
(b)
........... 2,456 2,161,774
Bellis Acquisition Co. plc
(b)
8.13%, 05/14/30 ............ GBP 13,645 17,561,796
Security
Par (000)
Par (000) Value
United Kingdom (continued)
8.00%, 07/01/31 ............ EUR 10,352 $ 12,334,554
Belron UK Finance plc, 4.63%,
10/15/29
(b)
................ 3,908 4,709,053
Boots Group Finco LP
(b)
5.38%, 08/31/32 ............ 3,384 4,087,227
7.38%, 08/31/32 ............ GBP 3,670 5,028,195
Bracken MidCo1 plc, 6.75%, (6.75%
Cash or 7.50% PIK), 11/01/27
(b)(p)
. 6,861 9,191,206
British Telecommunications plc
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25%, 11/23/81
(c)
... USD 2,290 2,269,371
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25%, 11/23/81
(b)
... 25,562 25,331,735
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88%, 11/23/81
(c)(r)
... 3,600 3,453,056
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38%, 12/20/83
(b)
......... GBP 10,700 15,441,146
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38%, 12/20/83
(b)
......... 10,441 15,067,383
BUPA Finance plc, 5.00%, 12/08/26
(b)
6,000 8,081,531
California Buyer Ltd.
5.63%, 02/15/32
(b)
........... EUR 9,015 11,014,838
6.38%, 02/15/32
(c)
........... USD 1,320 1,352,909
CD&R Firefly Bidco plc, 8.63%,
04/30/29
(b)
................ GBP 21,468 30,334,193
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(a)(b)
.... 7,473 10,289,136
Channel Link Enterprises Finance
plc
(a)(b)
Series A8, (6-mo. EURIBOR +
5.90%), 2.71%, 06/30/50 .... EUR 4,400 5,104,919
Series A5, (Sterling Overnight
Index Average + 0.28%), 3.04%,
06/30/50 ............... GBP 3,075 3,814,229
CK Hutchison International 25 Ltd.,
4.25%, 09/26/30
(b)
........... USD 6,435 6,420,393
Connect Finco SARL, 9.00%,
09/15/29
(c)
................ 10,604 11,149,097
ContourGlobal Power Holdings SA,
5.00%, 02/28/30
(b)
........... EUR 7,765 9,331,970
Diageo Finance plc, 3.13%, 02/28/31
(b)
22,294 26,319,626
Direct Line Insurance Group plc,
(BPSWS5 + 3.39%), 4.75%
(a)(b)(o)
. GBP 12,157 16,217,702
EC Finance plc, 3.25%, 10/15/26
(b)(g)
. EUR 7,851 9,032,436
Edge Finco plc, 8.13%, 08/15/31
(b)
.. GBP 19,970 28,636,997
Froneri Lux FinCo SARL, 4.75%,
08/01/32
(b)
................ EUR 8,275 9,800,839
Future plc, 6.75%, 07/10/30
(b)
...... GBP 3,573 4,803,706
Gatwick Airport Finance plc, 4.38%,
04/07/26
(b)
................ 5,935 7,943,614
Global Auto Holdings Ltd.
(c)
8.38%, 01/15/29 ............ USD 980 958,780
11.50%, 08/15/29 ........... 6,241 6,584,255
8.75%, 01/15/32 ............ 436 424,010
Global Switch Finance BV, 1.38%,
10/07/30
(b)
................ EUR 8,197 9,089,843
Heathrow Finance plc
(b)
3.88%, 03/01/27
(g)
........... GBP 5,212 6,853,371
4.13%, 09/01/29
(g)
........... 3,983 4,980,291
6.63%, 03/01/31 ............ 11,724 15,843,051

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Heathrow Funding Ltd., 6.00%,
03/05/32
(b)
................ GBP 2,936 $ 3,999,914
Howden UK Refinance plc
(c)
7.25%, 02/15/31 ............ USD 3,144 3,236,971
8.13%, 02/15/32 ............ 2,210 2,292,871
HSBC Holdings plc
(a)
(3-mo. EURIBOR + 0.86%), 3.76%,
05/20/29
(b)
.............. EUR 33,000 39,671,422
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 7.05%
(o)
.......... USD 7,000 7,287,448
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.65%), 4.60%
(o)
.......... 19,983 18,881,767
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.64%), 6.95%
(o)
.......... 1,000 1,045,588
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.55%),
8.20%, 11/16/34
(b)
......... GBP 10,000 14,820,775
(1-day SOFR + 1.90%), 5.87%,
11/18/35 ............... USD 1,200 1,240,064
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.60%), 5.64%,
08/28/36
(b)
.............. AUD 7,000 4,648,760
INEOS Quattro Finance 2 plc
(b)
8.50%, 03/15/29 ............ EUR 6,864 8,056,359
8.50%, 03/15/29 ............ 2,990 3,509,399
6.75%, 04/15/30 ............ 4,986 5,486,091
Informa plc
(b)
3.13%, 07/05/26 ............ GBP 20,669 27,488,627
3.63%, 10/23/34 ............ EUR 8,756 10,237,870
Intu Jersey 2 Ltd., 2.88%, 11/01/24
(b)(e)(f)
(q)
...................... GBP 3,562 742,624
Ithaca Energy North Sea plc
8.13%, 10/15/29
(c)
........... USD 3,000 3,134,298
5.50%, 10/01/31
(b)
........... EUR 4,976 5,893,148
Jaguar Land Rover Automotive plc
(c)
4.50%, 10/01/27 ............ USD 789 778,283
5.88%, 01/15/28 ............ 1,651 1,648,221
5.50%, 07/15/29 ............ 200 199,520
Lloyds Banking Group plc
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.82%), 6.75%
(o)
.......... 7,301 7,378,025
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.91%), 8.00%
(o)
.......... 1,151 1,243,611
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.44%),
7.50%
(o)
................ GBP 1,700 2,341,991
(5-Year EUR Swap Annual +
2.05%), 4.38%, 04/05/34
(b)
... EUR 7,953 9,634,708
Market Bidco Finco plc
(b)
6.75%, 01/31/31 ............ 8,313 9,637,669
8.75%, 01/31/31 ............ GBP 3,583 4,737,967
Metro Bank Holdings plc, (GUKG1 +
7.81%), 12.00%, 04/30/29
(a)(b)
... 4,331 6,649,978
Metrocentre Finance plc, 8.75%,
(8.75% Cash or 8.75% PIK),
12/05/25
(p)
................ 1,202 902,248
Mitchells & Butlers Finance plc,
Series D1, (Sterling Overnight
Index Average + 2.36%), 6.34%,
06/15/36
(a)(b)
............... 2,225 2,820,762
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Mobico Group plc
(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(a)(o)
............... GBP 6,838 $ 5,614,745
3.62%, 11/20/28
(g)
........... 3,185 3,617,075
4.88%, 09/26/31 ............ EUR 16,695 15,429,633
Motion Finco SARL, 7.38%, 06/15/30
(b)
8,950 9,465,735
Nationwide Building Society
(a)(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75%
(o)
................ GBP 4,396 5,882,619
(6-mo. EURIBOR + 2.88%), 4.63%,
10/29/28 ............... EUR 16,241 19,823,977
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(o)
................ GBP 7,975 10,995,648
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.59%),
7.88%
(o)
................ 1,100 1,532,351
10.25%, 12/31/79 ........... 2,500 4,337,302
NatWest Group plc
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.63%), 6.00%
(o)
.......... USD 7,856 7,865,097
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.29%),
7.50%
(o)
................ GBP 4,300 5,884,251
(3-mo. EURIBOR + 1.16%), 3.63%,
09/03/34
(b)
.............. EUR 30,750 36,026,437
(5-Year EURIBOR ICE Swap Rate +
1.40%), 3.72%, 02/25/35
(b)
... 16,500 19,444,747
NatWest Markets plc, 3.00%,
09/03/30
(b)
................ 18,000 21,060,203
Ocado Group plc
(b)
0.75%, 01/18/27
(q)
........... GBP 2,000 2,440,994
11.00%, 06/15/30 ........... 2,753 3,719,902
OEG Finance plc, 7.25%, 09/27/29
(b)
. EUR 18,755 23,014,100
Pinewood Finco plc
6.00%, 03/27/30
(b)
........... GBP 20,516 27,751,052
Pinnacle Bidco plc, 10.00%, 10/11/28
(b)
8,709 12,357,238
Premier Foods Finance plc, 3.50%,
10/15/26
(b)
................ 3,999 5,328,349
SCC Power plc
(c)(p)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 ............... USD 11,448 6,839,917
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 ............... 1,658 331,646
SSE plc
(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.76%),
3.74%
(a)(o)
............... GBP 13,600 18,160,922
8.38%, 11/20/28 ............ 7,898 11,759,347
Stonegate Pub Co. Financing plc
10.75%, 07/31/29
(b)
.......... 13,996 18,874,700
Synthomer plc, 7.38%, 05/02/29
(b)
... EUR 3,532 3,837,079
TalkTalk Telecom Group Ltd., 8.25%,
02/29/28
(b)
................ GBP 2,583 2,458,059
Tesco Property Finance 1 plc, 7.62%,
07/13/39
(b)
................ 2,664 3,994,425
Tesco Property Finance 3 plc, 5.74%,
04/13/40
(b)
................ 6,133 8,195,632
Tesco Property Finance 4 plc, 5.80%,
10/13/40
(b)
................ 2,919 3,902,555
Thames Water Kemble Finance plc,
4.63%, 05/19/26
(b)(e)(f)
......... 4,273 24,921

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Thames Water Super Senior Issuer
plc
(c)
9.75%, 10/10/27 ............ GBP 675 $ 1,013,109
9.75%, 10/10/27 ............ 191 284,959
Thames Water Utilities Finance plc,
4.00%, 06/19/27
(b)
........... 23,380 22,364,202
Thames Water Utilities Ltd., 0.00%,
03/22/27
(c)(h)
............... 136 156,117
Trident Energy Finance plc, 12.50%,
11/30/29
(b)
................ USD 4,137 4,310,258
TSB Bank plc, 3.32%, 03/05/29
(b)
... EUR 11,130 13,361,629
TVL Finance plc, 10.25%
(b)(o)
...... GBP 4,211 5,733,567
United Utilities Water Finance plc,
2.00%, 07/03/33
(b)
........... 4,551 4,810,853
Virgin Media Secured Finance plc
5.25%, 05/15/29
(b)
........... 400 525,062
5.50%, 05/15/29
(c)
........... USD 1,772 1,751,967
4.25%, 01/15/30
(b)
........... GBP 2,425 3,024,724
4.13%, 08/15/30
(b)
........... 1,515 1,859,861
4.50%, 08/15/30
(c)
........... USD 4,065 3,832,648
Virgin Media Vendor Financing Notes III
DAC, 4.88%, 07/15/28
(b)
....... GBP 6,517 8,536,864
Virgin Media Vendor Financing Notes IV
DAC, 5.00%, 07/15/28
(c)
....... USD 1,886 1,847,431
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
........... GBP 15,202 19,471,146
4.25%, 01/31/31
(c)
........... USD 3,196 2,963,221
4.50%, 07/15/31
(b)
........... GBP 8,642 10,633,525
4.75%, 07/15/31
(c)
........... USD 5,987 5,635,242
5.63%, 04/15/32
(b)
........... EUR 21,171 25,479,910
5.63%, 04/15/32
(b)
........... 4,500 5,418,310
Vodafone Group plc
(a)
(5-Year EUR Swap Annual +
3.43%), 4.20%, 10/03/78
(b)
... 1,177 1,418,241
(5-Year GBP Swap + 3.27%),
4.88%, 10/03/78
(b)
......... GBP 34,308 46,130,435
(5-Year USD Swap Semi + 4.87%),
7.00%, 04/04/79 .......... USD 2,733 2,887,539
Series 60NC10, (5-Year EUR
Swap Annual + 3.48%), 3.00%,
08/27/80
(b)
.............. EUR 9,005 10,191,126
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... USD 2,069 1,935,536
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(b)
......... GBP 1,552 2,274,441
Zegona Finance plc
(b)
6.75%, 07/15/29 ............ EUR 8,516 10,584,841
6.75%, 07/15/29 ............ 11,049 13,733,571
1,299,435,902
United States — 12.5%
3M Co., 1.75%, 05/15/30 ......... 13,928 15,488,676
Acadia Healthcare Co., Inc., 7.38%,
03/15/33
(c)(r)
................ USD 1,823 1,892,619
Acrisure LLC
(c)
4.25%, 02/15/29 ............ 1,544 1,487,533
7.50%, 11/06/30 ............ 2,858 2,977,322
Adient Global Holdings Ltd., 7.50%,
02/15/33
(c)
................ 893 924,670
ADT Security Corp. (The), 4.13%,
08/01/29
(c)
................ 1,004 970,884
Advance Auto Parts, Inc.
3.90%, 04/15/30 ............ 2,786 2,586,451
7.38%, 08/01/33
(c)
........... 1,907 1,966,594
Security
Par (000)
Par (000) Value
United States (continued)
AECOM, 6.00%, 08/01/33
(c)
....... USD 256 $ 261,732
AES Corp. (The), (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.95%,
07/15/55
(a)
................ 5,183 5,086,467
Aethon I LP, (3-mo. CME Term SOFR
at 1.50% Floor + 6.15%), 10.17%,
01/10/27
(a)
................ 15,302 15,186,979
Aethon United BR LP, 7.50%,
10/01/29
(c)
................ 1,255 1,308,834
Albertsons Cos., Inc.
(c)
4.63%, 01/15/27 ............ 353 350,782
6.50%, 02/15/28 ............ 1,842 1,871,029
3.50%, 03/15/29 ............ 694 657,673
4.88%, 02/15/30 ............ 1,923 1,888,877
6.25%, 03/15/33 ............ 1,496 1,529,959
Alcoa Nederland Holding BV, 4.13%,
03/31/29
(c)
................ 654 632,415
Alexander Funding Trust II, 7.47%,
07/31/28
(c)
................ 18,297 19,564,390
Allegiant Travel Co., 7.25%, 08/15/27
(c)
4,805 4,864,739
Allegion US Holding Co., Inc., 3.55%,
10/01/27 ................. 100 98,747
Alliant Energy Corp., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.08%), 5.75%,
04/01/56
(a)
................ 11,685 11,699,618
Alliant Holdings Intermediate LLC
(c)
6.75%, 04/15/28 ............ 6,652 6,769,907
5.88%, 11/01/29 ............ 1,301 1,294,216
7.38%, 10/01/32 ............ 7,251 7,471,665
Allied Universal Holdco LLC
3.63%, 06/01/28
(b)
........... EUR 8,190 9,528,036
4.88%, 06/01/28
(b)
........... GBP 9,156 12,038,193
6.00%, 06/01/29
(c)
........... USD 11,543 11,347,391
7.88%, 02/15/31
(c)
........... 1,049 1,099,872
Allison Transmission, Inc.
(c)
4.75%, 10/01/27 ............ 1,425 1,415,280
3.75%, 01/30/31 ............ 1,230 1,136,387
Ally Financial, Inc.
Series B, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.87%), 4.70%
(a)(o)
.. 31,617 30,792,669
6.70%, 02/14/33 ............ 100 104,164
(1-day SOFR + 1.78%), 5.55%,
07/31/33
(a)(r)
............. 12,700 12,747,032
(1-day SOFR + 2.29%), 6.18%,
07/26/35
(a)
.............. 7,226 7,452,846
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(a)
... 537 536,815
Alphabet, Inc., 4.00%, 05/06/54 .... EUR 35,795 41,016,040
Altria Group, Inc., 6.20%, 02/14/59 .. USD 300 311,519
Alumina Pty. Ltd.
(c)
6.13%, 03/15/30 ............ 561 573,732
6.38%, 09/15/32 ............ 1,764 1,808,338
Ambac Assurance Corp., 5.10%
(c)(o)
.. 1,407 1,759,269
AMC Networks, Inc.
10.25%, 01/15/29
(c)
.......... 13,611 14,342,591
4.25%, 02/15/29
(q)
........... 4,356 4,149,090
4.25%, 02/15/29 ............ 10,878 9,463,860
10.50%, 07/15/32
(c)
.......... 4,238 4,481,410
Amentum Holdings, Inc., 7.25%,
08/01/32
(c)
................ 1,900 1,972,895

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
American Airlines Pass-Through Trust,
Series 2017-2, Class A, 3.50%,
06/15/26
(d)
................ USD 24,270 $ 24,059,248
American Airlines, Inc.
(c)
7.25%, 02/15/28 ............ 2,878 2,948,381
5.75%, 04/20/29 ............ 5,152 5,171,708
8.50%, 05/15/29 ............ 3,311 3,453,880
American Axle & Manufacturing, Inc.,
5.00%, 10/01/29 ............ 5,696 5,412,793
American Builders & Contractors
Supply Co., Inc., 3.88%, 11/15/29
(c)
508 481,986
American Electric Power Co., Inc.
(a)
Series C, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.13%), 5.80%,
03/15/56 ............... 18,330 18,265,772
Series D, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 1.94%), 6.05%,
03/15/56 ............... 8,745 8,757,297
American Express Co., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.85%), 3.55%
(a)
(o)
...................... 10,836 10,628,894
American Tower Corp.
0.45%, 01/15/27 ............ EUR 5,018 5,742,221
0.50%, 01/15/28 ............ 3,114 3,483,006
0.95%, 10/05/30 ............ 401 424,314
AmeriGas Partners LP
(c)
9.38%, 06/01/28 ............ USD 4,071 4,182,342
9.50%, 06/01/30 ............ 2,942 3,079,916
Amgen, Inc.
4.66%, 06/15/51 ............ 12,503 10,921,977
5.65%, 03/02/53
(r)
........... 24,037 23,975,519
Amkor Technology, Inc., 6.63%,
09/15/27
(c)
................ 7,892 7,894,281
AmWINS Group, Inc., 6.38%,
02/15/29
(c)
................ 2,044 2,085,559
Andiron Financing LLC, (1M Sofr FWD
+ 3.00%), 7.33%, 01/21/30
(a)(d)
... 1,800 1,800,000
Antero Midstream Partners LP
(c)
5.38%, 06/15/29 ............ 1,064 1,060,100
6.63%, 02/01/32 ............ 94 96,814
AP Grange Holdings LLC, (Acquired
06/21/24, cost $14,801,000), 6.50%,
03/20/45
(d)(m)
............... 14,801 15,338,276
Aramark International Finance SARL,
4.38%, 04/15/33
(b)
........... EUR 5,750 6,759,417
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
USD 2,072 2,030,438
Archrock Partners LP, 6.25%,
04/01/28
(c)
................ 658 658,910
Arcosa , Inc., 6.88%, 08/15/32
(c)
.... 3,244 3,388,335
Ardagh Metal Packaging Finance USA
LLC
(c)
6.00%, 06/15/27 ............ 2,119 2,118,489
4.00%, 09/01/29 ............ 3,278 3,033,843
Ardagh Packaging Finance plc
2.13%, 08/15/26
(b)
........... EUR 9,545 10,897,360
2.13%, 08/15/26
(b)
........... 15,341 17,647,017
4.13%, 08/15/26
(c)
........... USD 41,940 40,262,400
Aretec Group, Inc.
(c)
7.50%, 04/01/29 ............ 1,905 1,914,131
10.00%, 08/15/30 ........... 5,476 5,966,118
Arsenal AIC Parent LLC, 11.50%,
10/01/31
(c)
................ 4,562 5,066,680
Security
Par (000)
Par (000) Value
United States (continued)
Asbury Automotive Group, Inc.
4.63%, 11/15/29
(c)
........... USD 1,129 $ 1,095,669
4.75%, 03/01/30 ............ 1,454 1,416,079
5.00%, 02/15/32
(c)
........... 1,681 1,614,151
Ascent Resources Utica Holdings LLC
(c)
6.63%, 10/15/32 ............ 2,122 2,165,431
6.63%, 07/15/33 ............ 1,139 1,157,977
Ashton Woods USA LLC
(c)
4.63%, 08/01/29 ............ 1,672 1,601,064
4.63%, 04/01/30 ............ 5,096 4,824,280
6.88%, 08/01/33 ............ 4,646 4,685,849
AT&T Reign II Multi-Property Lease-
Backed Pass-Through Trust, 6.09%,
12/15/44
(c)
................ 27,075 27,349,153
AT&T, Inc.
2.90%, 12/04/26 ............ GBP 51,763 68,356,500
5.50%, 03/15/27
(b)
........... 17,600 23,957,860
4.30%, 11/18/34 ............ EUR 3,312 4,085,064
2.45%, 03/15/35 ............ 13,103 13,917,412
3.15%, 09/04/36 ............ 1,540 1,705,818
4.05%, 06/01/37 ............ 2,558 3,041,155
ATI, Inc., 7.25%, 08/15/30 ........ USD 3,568 3,745,276
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ............ 3,791 3,729,045
3.88%, 11/01/29 ............ 3,362 3,197,145
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
9,857 9,832,357
Avient Corp., 6.25%, 11/01/31
(c)
.... 200 203,105
Avis Budget Car Rental LLC
(c)
5.38%, 03/01/29 ............ 768 748,925
8.00%, 02/15/31 ............ 3,640 3,765,653
8.38%, 06/15/32 ............ 1,150 1,202,844
Axalta Coating Systems LLC, 3.38%,
02/15/29
(c)
................ 633 599,707
Axon Enterprise, Inc.
(c)
6.13%, 03/15/30 ............ 794 815,460
6.25%, 03/15/33 ............ 280 288,203
Azorra Finance Ltd.
(c)
7.75%, 04/15/30 ............ 1,403 1,471,396
7.25%, 01/15/31 ............ 314 326,966
Ball Corp.
6.00%, 06/15/29 ............ 2,055 2,103,590
2.88%, 08/15/30 ............ 976 886,640
3.13%, 09/15/31 ............ 513 465,698
4.25%, 07/01/32 ............ EUR 8,608 10,336,818
5.50%, 09/15/33
(c)
........... USD 874 883,395
Bank of America Corp.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.35%), 6.25%
(o)
.......... 37,920 38,404,487
(1-day SOFR + 1.74%), 5.52%,
10/25/35
(r)
.............. 29,145 29,853,183
Bank of New York Mellon Corp. (The)
(a)
(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 6.30% ........... 1,000 1,028,841
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.27%), 5.95% ........... 1,000 1,011,165
Bath & Body Works, Inc., 6.63%,
10/01/30
(c)
................ 432 441,632
Bausch + Lomb Corp.
8.38%, 10/01/28
(c)
........... 9,157 9,543,311
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.87%, 01/15/31
(a)(b)
.. EUR 4,563 5,427,937

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(c)
................ USD 6,476 $ 6,777,932
Beach Acquisition Bidco LLC
5.25%, 07/15/32
(b)
........... EUR 8,000 9,627,992
10.00%, (10.00% Cash or 10.75%
PIK), 07/15/33
(c)(p)
......... USD 3,520 3,714,903
Beazer Homes USA, Inc., 7.25%,
10/15/29 ................. 8,623 8,771,454
Becton Dickinson & Co., 3.70%,
06/06/27 ................. 700 695,277
Belden, Inc.
(b)
3.38%, 07/15/27 ............ EUR 1,635 1,917,334
3.88%, 03/15/28 ............ 3,371 3,958,416
Block, Inc.
2.75%, 06/01/26 ............ USD 1,851 1,826,683
5.63%, 08/15/30
(c)
........... 233 236,070
6.50%, 05/15/32 ............ 2,631 2,723,101
6.00%, 08/15/33
(c)
........... 1,196 1,224,752
Blue Racer Midstream LLC, 7.25%,
07/15/32
(c)
................ 268 281,846
Boeing Co. (The), 5.81%, 05/01/50 .. 31,385 31,355,616
Booking Holdings, Inc.
4.00%, 03/01/44 ............ EUR 13,769 15,402,726
4.50%, 05/09/46 ............ 11,315 13,450,449
Boost Newco Borrower LLC, 7.50%,
01/15/31
(c)
................ USD 6,265 6,646,501
Boston Properties LP, 2.00%,
10/01/30
(c)(q)
............... 7,930 7,898,280
Boyd Gaming Corp., 4.75%, 06/15/31
(c)
1,826 1,760,275
BP Capital Markets plc
(a)(b)(o)
(5-Year EUR Swap Annual +
3.52%), 3.25% ........... EUR 78,404 92,141,622
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.89%),
4.25% ................. GBP 8,000 10,583,198
Bracelet Holdings, Inc., 9.25%,
07/02/28
(c)
................ USD 25,994 25,014,398
Breeze Aviation Group, Inc.
(Acquired 01/26/24, cost
$9,492,223) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28
(d)
(m)(p)
................... 10,102 10,506,072
Brightstar Lottery plc
(c)
6.25%, 01/15/27 ............ 789 796,420
5.25%, 01/15/29 ............ 1,446 1,439,505
Broadcom, Inc., 3.75%, 02/15/51
(c)(r)
. 14,290 11,183,446
Buckeye Partners LP
(c)
4.50%, 03/01/28 ............ 378 373,304
6.88%, 07/01/29 ............ 1,283 1,329,665
6.75%, 02/01/30 ............ 324 336,522
Builders FirstSource , Inc.
(c)
5.00%, 03/01/30 ............ 1,377 1,363,000
6.38%, 03/01/34 ............ 3,956 4,075,099
6.75%, 05/15/35 ............ 701 731,937
Bunge Finance Europe BV
(b)
1.00%, 09/24/28 ............ EUR 2,067 2,307,207
1.00%, 09/24/28 ............ 14,156 15,801,073
Burford Capital Global Finance LLC
(c)
6.25%, 04/15/28 ............ USD 200 200,356
9.25%, 07/01/31 ............ 3,343 3,552,158
7.50%, 07/15/33 ............ 2,578 2,623,373
Caesars Entertainment, Inc.
(c)
4.63%, 10/15/29 ............ 100 95,624
7.00%, 02/15/30 ............ 2,491 2,562,261
Security
Par (000)
Par (000) Value
United States (continued)
6.50%, 02/15/32 ............ USD 5,045 $ 5,145,839
6.00%, 10/15/32 ............ 165 162,518
California Resources Corp.
(c)
8.25%, 06/15/29 ............ 4,771 4,975,413
7.00%, 01/15/34 ............ 6,514 6,469,159
Calpine Corp.
(c)
4.50%, 02/15/28 ............ 934 930,060
3.75%, 03/01/31 ............ 729 694,315
Camelot Return Merger Sub, Inc.,
8.75%, 08/01/28
(c)
........... 3,893 3,766,498
Capital One Financial Corp.
(a)
Series M, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.16%), 3.95%
(o)
... 5,897 5,788,939
(1-day SOFR + 1.63%), 5.20%,
09/11/36
(r)
............... 25,552 25,270,965
Cardinal Health, Inc.
4.70%, 11/15/26 ............ 3,000 3,020,655
5.00%, 11/15/29 ............ 1,800 1,845,705
Carlisle Cos., Inc., 3.75%, 12/01/27 . 700 694,613
Carlyle Group, Inc. (The), 5.05%,
09/19/35 ................. 10,655 10,617,740
CCO Holdings LLC
(c)
5.13%, 05/01/27 ............ 8,133 8,078,385
5.38%, 06/01/29 ............ 1,994 1,980,703
6.38%, 09/01/29 ............ 2,528 2,562,725
4.75%, 03/01/30 ............ 4,348 4,172,197
4.50%, 08/15/30 ............ 775 731,921
4.25%, 02/01/31 ............ 3,963 3,650,840
7.38%, 03/01/31 ............ 4,019 4,146,744
4.75%, 02/01/32 ............ 7,918 7,322,264
4.50%, 06/01/33 ............ 7,123 6,332,780
4.25%, 01/15/34 ............ 4,358 3,767,765
Celanese US Holdings LLC
6.85%, 11/15/28
(g)
........... 1,084 1,124,900
6.83%, 07/15/29
(g)
........... 338 349,049
6.50%, 04/15/30 ............ 2,235 2,249,614
7.05%, 11/15/30
(g)
........... 1,517 1,565,897
6.88%, 07/15/32
(g)
........... 1,029 1,051,444
6.75%, 04/15/33
(r)
........... 2,592 2,581,064
7.20%, 11/15/33
(g)
........... 1,533 1,593,711
Centene Corp., 4.25%, 12/15/27 ... 39,660 38,946,808
Central Garden & Pet Co.
4.13%, 10/15/30 ............ 855 812,128
4.13%, 04/30/31
(c)
........... 414 386,256
Central Parent LLC, 8.00%, 06/15/29
(c)
4,984 4,392,180
Central Parent, Inc., 7.25%, 06/15/29
(c)
4,128 3,554,435
Century Communities, Inc.
6.75%, 06/01/27 ............ 1,493 1,492,602
3.88%, 08/15/29
(c)
........... 1,274 1,198,538
Charles River Laboratories
International, Inc.
(c)
4.25%, 05/01/28 ............ 872 852,861
3.75%, 03/15/29 ............ 1,076 1,018,972
4.00%, 03/15/31 ............ 2,087 1,943,751
Charles Schwab Corp. (The), Series
K, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.26%), 5.00%
(a)(o)
........... 1,154 1,148,593
Charter Communications Operating
LLC
3.75%, 02/15/28 ............ 1,200 1,181,550
5.13%, 07/01/49 ............ 1,664 1,375,986
4.80%, 03/01/50 ............ 5,825 4,613,579
5.25%, 04/01/53 ............ 1,189 993,527

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
4.40%, 12/01/61 ............ USD 6,002 $ 4,158,835
3.95%, 06/30/62 ............ 2,184 1,381,750
Chemours Co. (The)
(c)
4.63%, 11/15/29 ............ 626 565,564
8.00%, 01/15/33 ............ 3,850 3,829,458
Cheniere Energy Partners LP, 5.55%,
10/30/35
(c)
................ 9,170 9,368,188
Chesapeake Energy Corp., 6.13%,
02/15/21
(d)(e)(f)
.............. 27,853 3
Chobani LLC, 7.63%, 07/01/29
(c)
... 2,851 2,972,872
Chord Energy Corp., 6.00%, 10/01/30
(c)
983 976,156
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ............ 3,401 3,396,223
4.75%, 01/15/28 ............ 453 446,961
6.75%, 05/01/31 ............ 1,521 1,558,805
Cinemark USA, Inc.
(c)
5.25%, 07/15/28 ............ 2,072 2,060,566
7.00%, 08/01/32 ............ 3,257 3,385,173
Cintas Corp. No. 2, 3.70%, 04/01/27 . 300 298,786
Citigroup Global Markets Holdings,
Inc.
(b)
Series MU0C, 0.00%, 03/02/28
(d)(h)
HKD 23,000 3,036,244
Series 388, 0.00%, 10/10/28
(c)(h)(q)
. USD 6,000 6,772,560
Series gtmn , 7.12%, 06/20/31 ... 13,000 13,409,624
6.20%, 12/20/31 ............ 13,000 13,488,644
Citigroup, Inc.
(a)
Series X, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.42%), 3.88%
(o)
... 10,651 10,552,605
Series T, (3-mo. CME Term SOFR +
4.78%), 6.25%
(o)
.......... 10,298 10,362,960
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95%
(o)
... 23,530 24,165,474
Series GG, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.88%
(o)
... 63,946 65,899,998
6.35%, 09/09/30 ............ 79,100 79,100,000
(3-mo. EURIBOR + 1.05%), 3.75%,
05/14/32
(b)
.............. EUR 39,346 47,246,181
(1-day SOFR + 1.47%), 5.33%,
03/27/36
(r)
.............. USD 14,555 14,878,147
Civitas Resources, Inc.
(c)
5.00%, 10/15/26 ............ 14,745 14,674,106
8.38%, 07/01/28 ............ 6,992 7,247,551
8.63%, 11/01/30 ............ 6,029 6,244,021
Clarios Global LP
6.75%, 05/15/28
(c)
........... 658 672,533
4.75%, 06/15/31
(b)
........... EUR 13,105 15,675,834
6.75%, 09/15/32
(c)
........... USD 2,644 2,702,591
Clarivate Science Holdings Corp.,
3.88%, 07/01/28
(c)
........... 2,044 1,967,049
Clear Channel Outdoor Holdings, Inc.
(c)
7.88%, 04/01/30 ............ 5,636 5,917,947
7.13%, 02/15/31 ............ 1,197 1,237,281
7.50%, 03/15/33 ............ 1,127 1,178,356
Cleveland-Cliffs, Inc.
(c)
6.88%, 11/01/29 ............ 246 250,690
6.75%, 04/15/30 ............ 847 860,472
7.50%, 09/15/31 ............ 1,128 1,162,670
7.00%, 03/15/32 ............ 4,369 4,412,537
7.38%, 05/01/33 ............ 1,114 1,137,249
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 ............ 17,721 17,880,849
9.00%, 09/30/29 ............ 7,973 8,269,646
Security
Par (000)
Par (000) Value
United States (continued)
8.25%, 06/30/32 ............ USD 6,269 $ 6,649,863
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ............ 5,117 5,175,288
8.75%, 04/15/30 ............ 3,788 3,891,196
CMS Energy Corp., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.96%), 6.50%,
06/01/55
(a)
................ 9,408 9,740,563
CNX Resources Corp.
(c)
6.00%, 01/15/29 ............ 2,306 2,306,946
7.38%, 01/15/31 ............ 1,136 1,171,219
7.25%, 03/01/32 ............ 1,005 1,042,614
Cogent Communications Group LLC
(c)
7.00%, 06/15/27 ............ 2,289 2,282,910
6.50%, 07/01/32 ............ 2,636 2,560,836
Coinbase Global, Inc.
(c)(h)(q)
0.00%, 10/01/29 ............ 10,950 11,664,897
0.00%, 10/01/32 ............ 10,950 12,094,275
Comcast Corp., 2.35%, 01/15/27 ... 100 98,005
CommScope LLC, 9.50%, 12/15/31
(c)(r)
9,055 9,372,840
Community Health Systems, Inc.
(c)
4.75%, 02/15/31 ............ 4,846 4,190,570
10.88%, 01/15/32 ........... 6,664 7,057,822
9.75%, 01/15/34 ............ 3,728 3,819,336
Comstock Resources, Inc., 6.75%,
03/01/29
(c)
................ 6,127 6,090,238
Concentrix Corp., 6.65%, 08/02/26 .. 909 922,510
Constellium SE
3.75%, 04/15/29
(c)
........... 1,394 1,326,368
5.38%, 08/15/32
(b)
........... EUR 557 674,472
Core Scientific, Inc., 0.00%, 06/15/31
(c)
(h)(q)
..................... USD 2,123 2,372,452
CoreWeave , Inc.
(c)
9.25%, 06/01/30 ............ 9,127 9,426,311
9.00%, 02/01/31 ............ 1,936 1,984,166
Cornerstone Building Brands, Inc.,
9.50%, 08/15/29
(c)
........... 5,041 4,898,037
CP Atlas Buyer, Inc., 9.75%, 07/15/30
(c)
4,589 4,806,060
CQP Holdco LP, 5.50%, 06/15/31
(c)
.. 713 706,372
Credit Acceptance Corp.
(c)
9.25%, 12/15/28 ............ 211 221,683
6.63%, 03/15/30 ............ 3,902 3,908,477
Crescent Energy Finance LLC
(c)
7.63%, 04/01/32 ............ 3,878 3,851,215
7.38%, 01/15/33 ............ 6,742 6,564,446
8.38%, 01/15/34 ............ 875 886,548
Crown Americas LLC
4.25%, 09/30/26 ............ 1,548 1,540,263
5.88%, 06/01/33
(c)
........... 410 414,145
Crown Castle, Inc., 3.80%, 02/15/28 . 1,200 1,186,075
CSC Holdings LLC
(c)
5.50%, 04/15/27 ............ 15,472 14,684,912
11.25%, 05/15/28 ........... 3,579 3,313,288
11.75%, 01/31/29 ........... 7,101 5,971,544
6.50%, 02/01/29 ............ 5,900 4,360,545
4.50%, 11/15/31 ............ 4,075 2,649,872
Cushman & Wakefield US Borrower
LLC
(c)
6.75%, 05/15/28 ............ 268 270,439
8.88%, 09/01/31 ............ 2,682 2,862,558
CVR Energy, Inc., 8.50%, 01/15/29
(c)
. 3,361 3,435,137
CVS Health Corp., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.89%), 7.00%,
03/10/55
(a)
................ 2,720 2,855,301

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Dana Financing Luxembourg SARL
(b)
8.50%, 07/15/31 ............ EUR 1,669 $ 2,112,004
8.50%, 07/15/31 ............ 4,623 5,850,088
Dana, Inc., 5.38%, 11/15/27 ....... USD 1,573 1,570,860
Darling Global Finance BV, 4.50%,
07/15/32
(b)
................ EUR 6,330 7,503,283
Darling Ingredients, Inc., 6.00%,
06/15/30
(c)
................ USD 3,117 3,146,802
Delek Logistics Partners LP, 8.63%,
03/15/29
(c)
................ 4,809 5,014,825
DENTSPLY SIRONA, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.38%), 8.38%,
09/12/55
(a)
................ 11,065 11,403,976
Diamondback Energy, Inc., 5.75%,
04/18/54 ................. 26,610 25,614,553
Digital Intrepid Holding BV, 0.63%,
07/15/31
(b)
................ EUR 7,092 7,107,282
DirecTV Financing LLC
(c)
8.88%, 02/01/30 ............ USD 2,516 2,485,107
10.00%, 02/15/31 ........... 11,733 11,715,776
Discovery Communications LLC
3.95%, 03/20/28 ............ 21,990 21,467,737
3.63%, 05/15/30 ............ 990 914,568
5.00%, 09/20/37 ............ 3,091 2,652,202
6.35%, 06/01/40 ............ 250 229,417
DISH Network Corp.
(q)
0.00%, 12/15/25
(h)
........... 11,915 11,740,610
3.38%, 08/15/26 ............ 3,464 3,328,904
Drawbridge Special Opportunities Fund
LP, 5.95%, 09/17/30
(c)
......... 4,800 4,685,181
Duke Energy Corp.
4.30%, 03/15/28 ............ 1,400 1,406,510
3.10%, 06/15/28 ............ EUR 13,133 15,556,562
EchoStar Corp.
10.75%, 11/30/29 ........... USD 4,726 5,199,403
6.75%, (6.75% Cash or 6.75% PIK),
11/30/30
(p)
.............. 1,252 1,261,448
Edgewell Personal Care Co., 4.13%,
04/01/29
(c)
................ 1,281 1,218,425
Edison International
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.86%), 8.13%, 06/15/53 .... 3,102 3,170,257
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.66%), 7.88%, 06/15/54 .... 1,734 1,766,743
Elevance Health, Inc., 4.50%, 10/30/26 2,595 2,605,654
Eli Lilly & Co., 1.38%, 09/14/61 .... EUR 23,965 13,521,666
EMRLD Borrower LP
6.38%, 12/15/30
(b)
........... 12,860 15,773,692
6.63%, 12/15/30
(c)
........... USD 4,146 4,261,877
6.75%, 07/15/31
(c)
........... 1,239 1,286,892
Encompass Health Corp.
4.75%, 02/01/30 ............ 1,005 993,221
4.63%, 04/01/31 ............ 1,656 1,611,267
Encore Capital Group, Inc., 9.25%,
04/01/29
(c)
................ 5,378 5,674,650
Endo Finance Holdings, Inc., 8.50%,
04/15/31
(c)
................ 5,089 5,459,830
Energizer Holdings, Inc.
(c)
4.75%, 06/15/28 ............ 134 131,668
4.38%, 03/31/29 ............ 1,177 1,128,813
Energy Transfer LP
4.00%, 10/01/27 ............ 800 797,152
Security
Par (000)
Par (000) Value
United States (continued)
Series G, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 5.31%), 7.13%
(a)(o)
.. USD 20,848 $ 21,542,176
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.48%), 6.75%, 02/15/56
(a)
... 356 355,358
Entegris , Inc.
(c)
4.38%, 04/15/28 ............ 200 195,691
4.75%, 04/15/29 ............ 215 213,156
3.63%, 05/01/29 ............ 739 702,360
5.95%, 06/15/30 ............ 2,402 2,435,700
Enterprise Products Operating LLC,
Series E, (3-mo. CME Term SOFR +
3.29%), 5.25%, 08/16/77
(a)
..... 21,943 21,919,407
Equinix Asia Financing Corp. Pte. Ltd.
(b)
3.50%, 03/15/30 ............ SGD 6,500 5,198,942
2.90%, 09/15/32 ............ 7,000 5,417,070
EquipmentShare.com, Inc., 8.63%,
05/15/32
(c)
................ USD 2,710 2,925,835
ESC Investments & Realty Corp., Inc.,
6.63%, 08/15/26
(d)(e)(f)
......... 1,665 —
Expand Energy Corp., 5.38%,
06/15/26
(d)(e)(f)
.............. 4,795 —
Fair Isaac Corp.
(c)
4.00%, 06/15/28 ............ 2,072 2,015,111
6.00%, 05/15/33 ............ 1,141 1,155,197
Fertitta Entertainment LLC, 6.75%,
01/15/30
(c)
................ 7,946 7,456,787
Fidelity National Information Services,
Inc., 2.00%
(o)
............... EUR 5,593 6,258,032
Figeac Aero North America,
Inc., (Acquired 07/16/25, cost
$19,221,846), 7.79%, 07/23/30
(b)(d)(m)
16,520 19,346,818
First Citizens BancShares , Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(a)(r)
.......... USD 30,107 30,500,559
FirstCash , Inc.
(c)
5.63%, 01/01/30 ............ 326 325,527
6.88%, 03/01/32 ............ 2,616 2,703,919
Five Point Operating Co. LP, 8.00%,
10/01/30
(c)
................ 1,311 1,330,365
FLYR - Secured Note, 10.00%,
05/10/27
(d)
................ 12,761 3,899,850
FMC Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 4.37%), 8.45%, 11/01/55
(a)
.... 1,757 1,854,310
Focus Financial Partners LLC, 6.75%,
09/15/31
(c)
................ 1,258 1,288,340
Ford Motor Credit Co. LLC
3.38%, 11/13/25 ............ 5,000 4,990,803
6.95%, 03/06/26 ............ 3,638 3,666,967
6.95%, 06/10/26 ............ 8,952 9,068,372
4.54%, 08/01/26 ............ 3,565 3,561,953
5.13%, 11/05/26 ............ 7,205 7,228,876
4.27%, 01/09/27 ............ 7,230 7,170,862
6.05%, 11/05/31 ............ 800 817,662
Forestar Group, Inc., 5.00%, 03/01/28
(c)
5,349 5,298,940
Freedom Mortgage Corp., 12.25%,
10/01/30
(c)
................ 4,151 4,630,615
Freedom Mortgage Holdings LLC
(c)
9.13%, 05/15/31 ............ 2,002 2,129,231
8.38%, 04/01/32 ............ 547 573,338
7.88%, 04/01/33 ............ 1,127 1,161,010

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Frontier Communications Holdings
LLC
(c)
5.88%, 10/15/27 ............ USD 366 $ 365,779
5.00%, 05/01/28 ............ 9,781 9,759,002
6.75%, 05/01/29 ............ 12,832 12,959,999
6.00%, 01/15/30 ............ 2,453 2,481,855
8.75%, 05/15/30 ............ 18,687 19,521,281
8.63%, 03/15/31 ............ 9,841 10,374,982
Frontier Florida LLC, Series E, 6.86%,
02/01/28 ................. 21,280 22,201,424
Frontier North, Inc., Series G, 6.73%,
02/15/28 ................. 4,850 4,977,312
FS KKR Capital Corp., 6.13%, 01/15/31 8,900 8,817,706
FTAI Aviation Investors LLC
(c)
5.50%, 05/01/28 ............ 1,713 1,713,273
7.88%, 12/01/30 ............ 1,326 1,409,070
7.00%, 05/01/31 ............ 1,333 1,394,395
7.00%, 06/15/32 ............ 914 956,521
Full House Resorts, Inc., 8.25%,
02/15/28
(c)
................ 2,412 2,238,466
Gap, Inc. (The)
(c)
3.63%, 10/01/29 ............ 402 376,065
3.88%, 10/01/31 ............ 1,966 1,786,331
Gen Digital, Inc.
(c)
6.75%, 09/30/27 ............ 3,734 3,791,227
7.13%, 09/30/30 ............ 68 70,019
General Electric Co., 4.13%, 09/19/35
(b)
EUR 4,610 5,688,378
General Motors Co., 5.95%, 04/01/49
(r)
USD 15,165 14,784,775
Genesis Energy LP
7.75%, 02/01/28 ............ 361 363,543
8.00%, 05/15/33 ............ 2,149 2,247,744
GEO Group, Inc. (The), 8.63%,
04/15/29 ................. 2,847 3,014,204
GFL Environmental, Inc.
(c)
4.75%, 06/15/29 ............ 600 591,790
4.38%, 08/15/29 ............ 393 383,415
Global Atlantic Fin Co., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.61%), 7.95%,
10/15/54
(a)(c)
............... 448 474,024
Global Partners LP, 8.25%, 01/15/32
(c)
1,104 1,164,349
Go Daddy Operating Co. LLC
(c)
5.25%, 12/01/27 ............ 963 961,299
3.50%, 03/01/29 ............ 2,011 1,905,375
Goldman Sachs Bank USA, 6.60%,
09/12/30
(a)
................ 79,100 79,100,000
Goldman Sachs Finance Corp.
International Ltd.
(h)(q)
Series 1MTN, 0.00%, 05/10/27
(b)
. 3,000 5,337,210
Series 1MTN, 0.00%, 02/28/28
(d)
. 2,900 3,107,060
Series 700H, 0.00%, 03/13/28
(b)
.. 7,000 7,277,868
Series 1MTN, 0.00%, 08/18/28
(b)(d)
9,000 9,227,700
Series PCL, 0.00%, 08/28/28
(b)
... 4,000 4,000,000
Goldman Sachs Group, Inc. (The)
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.46%), 6.85%
(o)
.......... 1,000 1,038,728
(1-day SOFR + 1.70%), 5.73%,
01/28/56 ............... 10,540 10,927,553
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ............ 405 391,098
6.63%, 07/15/30 ............ 402 407,893
5.25%, 07/15/31 ............ 242 227,325
5.63%, 04/30/33 ............ 3,173 2,952,214
Security
Par (000)
Par (000) Value
United States (continued)
GoTo Group, Inc.
(c)
5.50%, 05/01/28 ............ USD 7,278 $ 2,356,188
5.50%, 05/01/28 ............ 7,428 6,016,518
Grand Canyon University, 5.13%,
10/01/28 ................. 8,775 8,629,183
Graphic Packaging International LLC
(c)
3.50%, 03/15/28 ............ 140 135,053
3.75%, 02/01/30 ............ 1,258 1,175,950
6.38%, 07/15/32 ............ 884 897,673
Gray Media, Inc.
(c)
10.50%, 07/15/29 ........... 2,494 2,696,641
9.63%, 07/15/32 ............ 9,179 9,377,615
Group 1 Automotive, Inc.
(c)
4.00%, 08/15/28 ............ 881 856,166
6.38%, 01/15/30 ............ 277 283,380
GS Finance Corp., (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75%,
02/14/30
(a)
................ 96,020 96,978,280
Harvest Midstream I LP
(c)
7.50%, 09/01/28 ............ 3,582 3,620,546
7.50%, 05/15/32 ............ 1,638 1,673,225
HCA, Inc., 4.63%, 03/15/52
(r)
...... 29,440 24,310,056
Helios Software Holdings, Inc.
7.88%, 05/01/29
(b)
........... EUR 17,794 21,860,010
Herc Holdings, Inc.
(c)
5.50%, 07/15/27 ............ USD 352 351,119
7.00%, 06/15/30 ............ 1,580 1,641,187
7.25%, 06/15/33 ............ 5,222 5,451,256
Hess Midstream Operations LP
(c)
6.50%, 06/01/29 ............ 2,752 2,838,234
4.25%, 02/15/30 ............ 100 96,924
5.50%, 10/15/30 ............ 553 556,998
Hilcorp Energy I LP
(c)
5.75%, 02/01/29 ............ 647 637,359
6.00%, 02/01/31 ............ 3,274 3,153,059
8.38%, 11/01/33 ............ 1,311 1,376,914
6.88%, 05/15/34 ............ 3,816 3,668,891
7.25%, 02/15/35 ............ 345 337,164
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29
(c)
........... 1,482 1,512,627
3.75%, 05/01/29
(c)
........... 441 424,240
4.88%, 01/15/30 ............ 136 135,237
4.00%, 05/01/31
(c)
........... 3,169 2,998,605
3.63%, 02/15/32
(c)
........... 1,172 1,072,503
5.88%, 03/15/33
(c)
........... 227 231,721
5.75%, 09/15/33
(c)
........... 2,469 2,501,961
Hilton Grand Vacations Borrower LLC,
6.63%, 01/15/32
(c)
........... 3,152 3,201,341
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ................. 517 516,648
Hologic, Inc.
(c)
4.63%, 02/01/28 ............ 171 169,726
3.25%, 02/15/29 ............ 716 691,363
Home Depot, Inc. (The), 4.88%,
06/25/27 ................. 900 914,896
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ 80,958 82,075,220
Howard Hughes Corp. (The)
(c)
5.38%, 08/01/28 ............ 9,117 9,081,008
4.13%, 02/01/29 ............ 830 796,204
4.38%, 02/01/31 ............ 2,154 2,019,516
Howard Midstream Energy Partners
LLC, 7.38%, 07/15/32
(c)
........ 2,202 2,285,731

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
HUB International Ltd.
(c)
5.63%, 12/01/29 ............ USD 7,283 $ 7,275,675
7.25%, 06/15/30 ............ 8,958 9,342,344
7.38%, 01/31/32 ............ 5,952 6,198,050
Huntsman International LLC
4.50%, 05/01/29 ............ 471 450,759
2.95%, 06/15/31 ............ 1,676 1,414,095
Hyundai Capital America, (1-day SOFR
at 0.00% Floor + 1.35%), 5.51%,
03/27/30
(a)(b)
............... 15,000 15,130,500
iHeartCommunications , Inc.
(c)
9.13%, 05/01/29
(r)
........... 6,478 5,826,224
7.75%, 08/15/30 ............ 2,276 1,883,832
Imola Merger Corp., 4.75%, 05/15/29
(c)
984 957,063
IQVIA, Inc.
(c)
5.00%, 10/15/26 ............ 1,324 1,322,385
5.00%, 05/15/27 ............ 1,716 1,711,223
6.25%, 06/01/32 ............ 230 236,472
Iron Mountain UK plc, 3.88%,
11/15/25
(b)
................ GBP 3,868 5,190,555
Iron Mountain, Inc.
4.88%, 09/15/27
(c)
........... USD 911 906,619
7.00%, 02/15/29
(c)
........... 3,120 3,215,257
4.88%, 09/15/29
(c)
........... 116 114,196
5.25%, 07/15/30
(c)
........... 4,602 4,551,225
4.50%, 02/15/31
(c)
........... 1,986 1,895,688
5.63%, 07/15/32
(c)
........... 1,485 1,477,073
4.75%, 01/15/34
(b)
........... EUR 10,142 11,933,482
ITT Holdings LLC, 6.50%, 08/01/29
(c)
USD 3,945 3,878,466
J.P. Morgan Structured Products BV
(b)(d)
10.00%, 05/21/26 ........... 11,024 11,189,508
13.00%, 02/03/28 ........... 18,008 19,529,792
Jackson National Life Global Funding,
4.60%, 10/01/29
(c)
........... 1,000 1,007,779
Jane Street Group
(c)
7.13%, 04/30/31 ............ 351 368,161
6.13%, 11/01/32 ............ 5,685 5,762,084
6.75%, 05/01/33 ............ 2,558 2,656,827
Jazz Securities DAC, 4.38%, 01/15/29
(c)
4,988 4,859,491
Jefferies Finance LLC
(c)
5.00%, 08/15/28 ............ 1,914 1,849,277
6.63%, 10/15/31 ............ 1,222 1,230,137
Jefferies GmbH, (ESTR12MA + 1.45%),
3.37%, 02/06/28
(a)(b)
.......... EUR 11,500 13,428,666
Jefferson Capital Holdings LLC, 8.25%,
05/15/30
(c)
................ USD 2,697 2,820,590
JetBlue Airways Corp., 9.88%,
09/20/31
(c)
................ 3,995 4,052,017
JetBlue Pass-Through Trust, Series
2019-1, Class AA, 2.75%, 05/15/32 2,678 2,372,191
Johnson & Johnson
1.65%, 05/20/35 ............ EUR 13,864 14,155,907
3.35%, 02/26/37 ............ 5,530 6,425,301
JP Morgan Structured Products BV,
10.00%, 05/21/26
(b)(d)
......... USD 7,580 7,693,523
JPMorgan Chase & Co.
Series KK, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.85%), 3.65%
(a)(o)
.. 4,703 4,651,431
3.63%, 12/01/27 ............ 1,000 992,083
Series OO, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.15%), 6.50%
(a)(o)
.. 1,000 1,035,134
(1-day SOFR + 1.46%), 5.29%,
07/22/35
(a)
.............. 1,900 1,962,463
Security
Par (000)
Par (000) Value
United States (continued)
Kaiser Aluminum Corp., 4.50%,
06/01/31
(c)
................ USD 2,340 $ 2,205,521
KeHE Distributors LLC, 9.00%,
02/15/29
(c)
................ 3,853 4,053,945
KFC Holding Co., 4.75%, 06/01/27
(c)
. 570 567,987
Kinetik Holdings LP
(c)
6.63%, 12/15/28 ............ 3,245 3,330,740
5.88%, 06/15/30 ............ 896 901,211
Kodiak Gas Services LLC, 6.50%,
10/01/33
(c)
................ 272 276,944
Kohl's Corp., 5.12%, 05/01/31
(g)
.... 6,599 5,209,579
Kraft Heinz Foods Co., 5.20%, 07/15/45 12,315 11,379,129
Kronos International, Inc.
(b)
9.50%, 03/15/29 ............ EUR 1,776 2,197,335
9.50%, 03/15/29 ............ 10,990 13,597,244
Lamar Media Corp.
3.75%, 02/15/28 ............ USD 371 360,686
4.88%, 01/15/29 ............ 199 197,214
3.63%, 01/15/31 ............ 1,788 1,663,608
Lamb Weston Holdings, Inc.
(c)
4.13%, 01/31/30 ............ 1,338 1,284,779
4.38%, 01/31/32 ............ 2,943 2,781,492
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
2,370 2,193,731
LCM Investments Holdings II LLC,
8.25%, 08/01/31
(c)
........... 5,347 5,655,009
Lessen LLC, (3-mo. CME Term SOFR +
8.50%), 12.76%, 01/05/28
(a)(c)(d)
.. 43,257 40,229,235
Level 3 Financing, Inc., 6.88%,
06/30/33
(c)
................ 4,856 4,949,192
LGI Homes, Inc.
(c)
8.75%, 12/15/28 ............ 6,472 6,794,435
7.00%, 11/15/32 ............ 13,779 13,454,160
Liberty Mutual Group, Inc., 3.88%,
09/26/35
(b)
................ EUR 12,340 14,385,638
LifePoint Health, Inc.
(c)
9.88%, 08/15/30 ............ USD 1,981 2,145,300
11.00%, 10/15/30 ........... 2,500 2,755,393
8.38%, 02/15/32 ............ 1,010 1,076,365
Light & Wonder International, Inc.,
7.50%, 09/01/31
(c)
........... 750 779,968
Lithia Motors, Inc.
(c)
4.63%, 12/15/27 ............ 280 277,242
4.38%, 01/15/31 ............ 3,009 2,857,399
Live Nation Entertainment, Inc.
(c)
4.75%, 10/15/27 ............ 39 38,742
3.75%, 01/15/28 ............ 604 589,297
Magnera Corp.
(c)
4.75%, 11/15/29 ............ 2,766 2,448,748
7.25%, 11/15/31 ............ 1,969 1,852,790
Manufacturers & Traders Trust Co.,
4.70%, 01/27/28 ............ 800 810,697
Marriott Ownership Resorts, Inc.,
6.50%, 10/01/33
(c)
........... 177 176,190
Mars, Inc.
(c)
4.55%, 04/20/28 ............ 1,500 1,519,052
4.65%, 04/20/31 ............ 100 101,478
5.70%, 05/01/55
(r)
........... 11,951 12,105,720
Massachusetts Institute of Technology,
3.96%, 07/01/38 ............ 8,375 7,747,175
Matador Resources Co.
(c)
6.88%, 04/15/28 ............ 230 234,724
6.50%, 04/15/32 ............ 258 260,469
6.25%, 04/15/33 ............ 2,252 2,262,582
Match Group Holdings II LLC
(c)
5.00%, 12/15/27 ............ 185 184,470

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
4.63%, 06/01/28 ............ USD 1,363 $ 1,338,915
4.13%, 08/01/30 ............ 2,473 2,335,730
3.63%, 10/01/31 ............ 402 364,342
Mauser Packaging Solutions Holding
Co.
(c)
7.88%, 04/15/27 ............ 5,422 5,475,152
9.25%, 04/15/27 ............ 15,190 15,224,755
McAfee Corp., 7.38%, 02/15/30
(c)
... 7,249 6,724,110
McGraw-Hill Education, Inc., 7.38%,
09/01/31
(c)
................ 3,552 3,690,347
Medline Borrower LP
(c)
3.88%, 04/01/29 ............ 5,534 5,337,233
6.25%, 04/01/29 ............ 2,379 2,439,437
5.25%, 10/01/29 ............ 6,293 6,238,586
Medtronic Global Holdings SCA
1.75%, 07/02/49 ............ EUR 14,107 10,387,980
1.63%, 10/15/50 ............ 19,381 13,522,739
Medtronic, Inc., 4.20%, 10/15/45 ... 9,460 11,070,419
MGM Resorts International
4.63%, 09/01/26 ............ USD 1,423 1,419,418
4.75%, 10/15/28 ............ 2,584 2,563,862
6.50%, 04/15/32 ............ 27 27,507
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
................ 5,183 5,038,396
Millrose Properties, Inc.
(c)
6.38%, 08/01/30 ............ 592 602,058
6.25%, 09/15/32 ............ 1,000 1,002,614
Miter Brands Acquisition Holdco, Inc.,
6.75%, 04/01/32
(c)
........... 1,804 1,853,164
Mobius Merger Sub, Inc., 9.00%,
06/01/30
(c)
................ 1,630 1,366,022
Mohegan Tribal Gaming Authority,
11.88%, 04/15/31
(c)
.......... 7,081 7,422,283
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ............ 1,853 1,807,127
3.88%, 11/15/30 ............ 1,667 1,542,618
3.88%, 05/15/32 ............ 1,593 1,445,531
Moody's Corp., 0.95%, 02/25/30 .... EUR 20,300 21,964,435
Morgan Stanley
(a)
(3-mo. EURIBOR + 1.30%), 4.66%,
03/02/29 ............... 3,908 4,790,997
(3-mo. EURIBOR + 0.87%), 0.50%,
10/26/29 ............... 10,142 11,112,162
(1-day SOFR + 1.71%), 5.52%,
11/19/55
(r)
............... USD 10,929 11,047,353
Morgan Stanley Bank NA, (1-day SOFR
+ 0.68%), 4.45%, 10/15/27
(a)
.... 250 250,598
Motorola Solutions, Inc., 4.60%,
02/23/28 ................. 1,800 1,818,726
MPLX LP, 4.25%, 12/01/27 ....... 1,200 1,201,169
MPT Operating Partnership LP
0.99%, 10/15/26 ............ EUR 2,117 2,369,703
7.00%, 02/15/32
(b)
........... 14,280 17,518,632
MSD Netherlands Capital BV, 3.75%,
05/30/54 ................. 27,172 28,999,781
Murphy Oil USA, Inc.
4.75%, 09/15/29 ............ USD 516 508,791
3.75%, 02/15/31
(c)
........... 1,525 1,418,332
National Grid North America, Inc.
(b)
1.05%, 01/20/31 ............ EUR 8,451 8,886,951
3.63%, 09/03/31 ............ 494 592,498
4.67%, 09/12/33 ............ 7,358 9,280,614
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ............ USD 1,264 1,264,000
5.50%, 08/15/28 ............ 1,704 1,704,000
Security
Par (000)
Par (000) Value
United States (continued)
6.50%, 08/01/29 ............ USD 1,430 $ 1,467,020
5.13%, 12/15/30 ............ 2,528 2,550,246
5.75%, 11/15/31 ............ 2,366 2,390,850
7.13%, 02/01/32 ............ 2,203 2,299,498
NCL Corp. Ltd.
(c)
0.75%, 09/15/30
(q)
........... 6,854 6,913,973
6.75%, 02/01/32 ............ 2,853 2,934,115
NCR Atleos Corp., 9.50%, 04/01/29
(c)
17,658 19,115,173
NCR Voyix Corp., 5.00%, 10/01/28
(c)
. 4,473 4,406,164
Neogen Food Safety Corp., 8.63%,
07/20/30
(c)
................ 4,024 4,207,973
New Generation Co., 10.34%,
09/30/29
(c)(d)
............... 39,062 39,061,892
Newell Brands, Inc.
6.38%, 09/15/27 ............ 1,263 1,280,222
6.63%, 09/15/29 ............ 1,918 1,928,952
6.38%, 05/15/30 ............ 1,180 1,169,138
6.63%, 05/15/32 ............ 769 758,932
Nexstar Media, Inc., 5.63%, 07/15/27
(c)
100 99,855
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.55%), 3.80%, 03/15/82
(a)
..... 9,854 9,609,230
Nissan Motor Acceptance Co. LLC
(c)
1.85%, 09/16/26 ............ 923 889,695
7.05%, 09/15/28 ............ 127 132,231
5.63%, 09/29/28 ............ 5,600 5,603,608
Noble Finance II LLC, 8.00%,
04/15/30
(c)
................ 6,331 6,552,959
Nordstrom, Inc., 4.25%, 08/01/31 ... 1,394 1,266,223
Northern Oil & Gas, Inc.
(c)
8.13%, 03/01/28 ............ 1,995 2,023,167
8.75%, 06/15/31 ............ 2,050 2,117,845
7.88%, 10/15/33 ............ 3,875 3,859,668
Novelis Corp.
(c)
4.75%, 01/30/30 ............ 1,996 1,923,475
6.88%, 01/30/30 ............ 1,908 1,978,547
6.38%, 08/15/33 ............ 101 102,044
NRG Energy, Inc.
(c)
3.38%, 02/15/29 ............ 3,325 3,143,182
5.25%, 06/15/29 ............ 1,148 1,144,284
5.75%, 07/15/29 ............ 595 595,712
3.63%, 02/15/31 ............ 3,727 3,445,703
6.00%, 02/01/33 ............ 423 429,586
6.00%, 01/15/36 ............ 1,316 1,316,189
NuStar Logistics LP, 5.63%, 04/28/27 251 252,540
Nuveen LLC, 4.00%, 11/01/28
(c)
.... 1,400 1,395,595
Occidental Petroleum Corp., 5.20%,
08/01/29 ................. 4,550 4,616,876
OI European Group BV
(b)
6.25%, 05/15/28 ............ EUR 2,349 2,846,332
5.25%, 06/01/29 ............ 2,255 2,725,089
Olin Corp., 6.63%, 04/01/33
(c)
...... USD 3,434 3,451,713
Olympus Water US Holding Corp.
7.13%, 10/01/27
(c)
........... 3,940 4,009,925
9.63%, 11/15/28
(b)
........... EUR 12,553 15,457,342
9.75%, 11/15/28
(c)
........... USD 8,596 9,021,502
5.38%, 10/01/29
(b)
........... EUR 2,048 2,280,421
6.25%, 10/01/29
(c)
........... USD 2,056 1,996,368
7.25%, 06/15/31
(c)
........... 2,652 2,688,531
6.13%, 02/15/33
(b)
........... EUR 6,146 7,232,890
7.25%, 02/15/33
(c)
........... USD 8,611 8,619,969
Oncor Electric Delivery Co. LLC, 3.63%,
06/15/34
(b)
................ EUR 8,654 10,219,973
ONEOK, Inc., 4.00%, 07/13/27 ..... USD 100 99,692

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Oracle Corp.
4.80%, 09/26/32 ............ USD 6,875 $ 6,883,267
4.30%, 07/08/34 ............ 200 191,350
5.20%, 09/26/35 ............ 5,351 5,380,465
5.38%, 09/27/54 ............ 23,650 21,725,390
6.00%, 08/03/55
(r)
........... 12,645 12,694,399
5.95%, 09/26/55 ............ 4,274 4,260,852
6.10%, 09/26/65 ............ 5,989 5,977,971
Organon & Co.
2.88%, 04/30/28
(b)
........... EUR 4,000 4,573,351
5.13%, 04/30/31
(c)
........... USD 6,094 5,338,643
6.75%, 05/15/34
(c)
........... 332 318,350
7.88%, 05/15/34
(c)
........... 7,073 6,552,434
OT Midco, Inc., 10.00%, 02/15/30
(c)
.. 15,083 10,190,150
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ............ 1,854 1,844,683
7.38%, 02/15/31 ............ 324 341,801
Owens-Brockway Glass Container, Inc.,
7.25%, 05/15/31
(c)
........... 1,906 1,940,262
Pacific Gas & Electric Co.
4.95%, 07/01/50 ............ 6,467 5,550,541
5.25%, 03/01/52 ............ 2,772 2,464,603
5.90%, 10/01/54 ............ 15,926 15,513,566
Pacific Life Insurance Co., 5.95%,
09/15/55
(c)
................ 15,150 15,655,485
PacifiCorp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 3.32%), 7.38%, 09/15/55
(a)
.... 1,514 1,593,974
Packaging Corp. of America, 3.40%,
12/15/27 ................. 100 98,570
Palomino Funding Trust I, 7.23%,
05/17/28
(c)
................ 4,440 4,712,465
Panther Escrow Issuer LLC, 7.13%,
06/01/31
(c)
................ 4,896 5,092,418
Paramount Global
(a)
(3-mo. SOFR + 4.16%), 6.25%,
02/28/57 ............... 605 596,336
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62 .... 9,279 9,263,515
Park Intermediate Holdings LLC
(c)
5.88%, 10/01/28 ............ 1,646 1,642,900
4.88%, 05/15/29 ............ 7,844 7,647,873
PECO Energy Co., 5.65%, 09/15/55
(r)
15,110 15,439,386
PennyMac Financial Services, Inc.
(c)
7.88%, 12/15/29 ............ 891 945,616
7.13%, 11/15/30 ............ 4,157 4,328,526
5.75%, 09/15/31 ............ 1,891 1,874,596
6.88%, 05/15/32 ............ 2,967 3,074,396
6.75%, 02/15/34 ............ 100 102,009
Penske Truck Leasing Co. LP, 5.25%,
07/01/29
(c)
................ 2,100 2,159,387
Performance Food Group, Inc., 6.13%,
09/15/32
(c)
................ 1,448 1,483,202
Permian Resources Operating LLC
(c)
8.00%, 04/15/27 ............ 9,512 9,659,741
5.88%, 07/01/29 ............ 2,420 2,430,832
7.00%, 01/15/32 ............ 1,087 1,127,369
6.25%, 02/01/33 ............ 1,408 1,434,266
PetSmart LLC, 10.00%, 09/15/33
(c)
.. 8,907 8,988,573
PG&E Corp.
5.25%, 07/01/30 ............ 194 191,312
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.88%), 7.38%, 03/15/55
(a)
... 74,652 76,693,736
Security
Par (000)
Par (000) Value
United States (continued)
Philip Morris International, Inc., 1.45%,
08/01/39 ................. EUR 15,600 $ 13,243,760
Pike Corp., 5.50%, 09/01/28
(c)
..... USD 794 791,385
Pilgrim's Pride Corp.
4.25%, 04/15/31 ............ 644 622,453
6.25%, 07/01/33 ............ 1,000 1,067,440
6.88%, 05/15/34 ............ 168 185,487
Pioneer Midco LLC, 10.50%, 11/18/30
(a)
(c)(d)
..................... 37,504 37,597,494
Pitney Bowes, Inc., 6.88%, 03/15/27
(c)
13,830 13,819,047
Post Holdings, Inc.
(c)
5.50%, 12/15/29 ............ 2,155 2,146,398
4.50%, 09/15/31 ............ 499 466,190
6.25%, 02/15/32 ............ 3,718 3,822,395
6.38%, 03/01/33 ............ 256 258,383
PRA Group Europe Holding II SARL,
6.25%, 09/30/32
(b)
........... EUR 5,858 6,758,926
Prestige Brands, Inc., 5.13%,
01/15/28
(c)
................ USD 473 469,137
Prime Investments LLC, 11.00%,
05/01/30
(d)
................ 46,039 47,249,965
Prime Security Services Borrower LLC,
3.38%, 08/31/27
(c)
........... 4,058 3,944,670
Primo Water Holdings, Inc.
(c)
6.25%, 04/01/29 ............ 113 112,906
4.38%, 04/30/29 ............ 1,507 1,461,644
Prologis LP, 3.25%, 09/11/29
(b)
..... CNY 97,000 13,854,188
QIAGEN NV, 2.00%, 09/04/32
(b)(q)
... USD 12,200 12,062,515
Qnity Electronics, Inc.
(c)
5.75%, 08/15/32 ............ 470 473,585
6.25%, 08/15/33 ............ 905 924,173
Quikrete Holdings, Inc.
(c)
6.38%, 03/01/32 ............ 6,332 6,558,964
6.75%, 03/01/33 ............ 1,691 1,758,122
QXO Building Products, Inc., 6.75%,
04/30/32
(c)
................ 1,363 1,411,245
Range Resources Corp., 8.25%,
01/15/29 ................. 1,122 1,148,357
Resort Communities LoanCo . LP,
12.50%, 11/21/28
(a)(c)(d)
........ 110,861 113,499,701
Resorts World Las Vegas LLC
4.63%, 04/16/29
(c)
........... 4,800 4,344,480
4.63%, 04/16/29
(b)
........... 14,000 12,671,400
8.45%, 07/27/30
(c)
........... 700 711,550
8.45%, 07/27/30
(b)
........... 2,600 2,642,900
Reworld Holding Corp., 4.88%,
12/01/29
(c)
................ 4,952 4,657,196
RHP Hotel Properties LP
4.75%, 10/15/27 ............ 2,494 2,483,063
6.50%, 04/01/32
(c)
........... 3,249 3,340,265
RingCentral, Inc., 8.50%, 08/15/30
(c)(r)
19,845 21,115,735
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ............ 3,420 3,385,497
4.00%, 09/15/29 ............ 1,002 946,203
ROBLOX Corp., 3.88%, 05/01/30
(c)
.. 878 837,485
Rocket Cos., Inc., 6.13%, 08/01/30
(c)
. 3,958 4,062,175
Rocket Mortgage LLC
(c)
2.88%, 10/15/26 ............ 2,222 2,176,514
3.63%, 03/01/29 ............ 985 939,421
3.88%, 03/01/31 ............ 413 385,677
4.00%, 10/15/33 ............ 241 220,101
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
................ 1,740 1,725,885
RR Donnelley & Sons Co., 10.88%,
08/01/29
(c)
................ 8,651 8,627,794

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
RTX Corp., 5.38%, 02/27/53 ...... USD 11,152 $ 10,899,394
Ryan Specialty LLC
(c)
4.38%, 02/01/30 ............ 1,701 1,648,074
5.88%, 08/01/32 ............ 910 920,179
Sabre GLBL, Inc.
(c)
10.75%, 11/15/29 ........... 20,157 19,479,701
11.13%, 07/15/30 ........... 8,291 8,029,419
SBA Communications Corp.
3.88%, 02/15/27 ............ 7,912 7,792,732
3.13%, 02/01/29 ............ 1,081 1,011,072
Schneider Electric SE
(b)
3.00%, 03/02/32 ............ EUR 44,000 51,512,599
3.50%, 06/12/33 ............ 1,400 1,677,762
1.25%, 09/23/33
(q)
........... 7,800 9,248,526
SCIH Salt Holdings, Inc., 4.88%,
05/01/28
(c)
................ USD 1,201 1,173,627
SCIL IV LLC
(b)
4.38%, 11/01/26 ............ EUR 2,376 2,788,399
(3-mo. EURIBOR at 4.38% Floor +
4.38%), 6.39%, 11/01/26
(a)
... 2,347 2,763,162
9.50%, 07/15/28 ............ 6,219 7,662,472
Scotts Miracle-Gro Co. (The), 4.00%,
04/01/31 ................. USD 1,141 1,052,961
Seagate Data Storage Technology Pte.
Ltd.
(c)
4.09%, 06/01/29 ............ 736 712,028
8.25%, 12/15/29 ............ 11,904 12,601,598
8.50%, 07/15/31 ............ 5,394 5,710,401
9.63%, 12/01/32 ............ 12,877 14,585,456
Sealed Air Corp.
(c)
4.00%, 12/01/27 ............ 1,156 1,134,488
5.00%, 04/15/29 ............ 1,438 1,429,977
Select Medical Corp., 6.25%, 12/01/32
(c)
3,385 3,386,418
Sempra, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.79%), 6.88%, 10/01/54
(a)
.... 20,645 21,391,731
Sempra Infrastructure Partners LP,
3.25%, 01/15/32
(c)
........... 200 177,378
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 ............ 675 651,480
3.75%, 02/15/31 ............ 2,284 2,107,855
6.63%, 07/15/32 ............ 1,650 1,707,384
Service Corp. International
5.13%, 06/01/29 ............ 105 104,993
3.38%, 08/15/30 ............ 1,927 1,785,495
4.00%, 05/15/31 ............ 1,815 1,711,262
5.75%, 10/15/32 ............ 582 589,611
Service Properties Trust
4.95%, 02/15/27 ............ 1,205 1,200,454
0.00%, 09/30/27
(c)(h)
.......... 10,795 9,516,119
5.50%, 12/15/27 ............ 1,318 1,293,722
3.95%, 01/15/28 ............ 1,110 1,038,810
8.38%, 06/15/29 ............ 26,415 26,820,999
4.95%, 10/01/29
(r)
........... 2,310 2,035,915
4.38%, 02/15/30
(r)
........... 1,448 1,230,775
8.63%, 11/15/31
(c)
........... 3,982 4,239,612
8.88%, 06/15/32 ............ 19,207 19,314,924
Shift4 Payments LLC
6.75%, 08/15/32
(c)
........... 1,401 1,448,481
5.50%, 05/15/33
(b)
........... EUR 4,601 5,624,647
Sinclair Television Group, Inc., 8.13%,
02/15/33
(c)
................ USD 100 102,627
Sirius XM Radio LLC
(c)
5.00%, 08/01/27 ............ 6,596 6,564,327
4.00%, 07/15/28 ............ 2,065 1,995,356
Security
Par (000)
Par (000) Value
United States (continued)
4.13%, 07/01/30 ............ USD 3,995 $ 3,746,949
3.88%, 09/01/31 ............ 925 838,311
Six Flags Entertainment Corp.
(c)
7.25%, 05/15/31 ............ 293 293,116
6.63%, 05/01/32 ............ 3,654 3,722,743
SLM Corp.
3.13%, 11/02/26 ............ 2,555 2,502,994
6.50%, 01/31/30 ............ 12 12,505
SM Energy Co.
6.75%, 09/15/26 ............ 1,111 1,110,620
6.75%, 08/01/29
(c)
........... 5,706 5,733,349
7.00%, 08/01/32
(c)
........... 2,524 2,525,946
Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31
(c)
........... 5,092 5,376,860
Snap, Inc.
(c)
6.88%, 03/01/33 ............ 996 1,018,010
6.88%, 03/15/34 ............ 667 675,092
Solaris Energy Infrastructure, Inc.,
4.75%, 05/01/30
(c)(q)
.......... 20,170 36,102,395
Somnigroup International, Inc.
(c)
4.00%, 04/15/29 ............ 827 793,711
3.88%, 10/15/31 ............ 1,200 1,099,047
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00% PIK), 12/10/27
(d)(p)
. 43,252 32,430,675
Sonic Automotive, Inc., 4.88%,
11/15/31
(c)
................. 1,356 1,296,623
Southern California Edison Co.
Series E, 5.45%, 06/01/52 ...... 2,604 2,364,014
5.90%, 03/01/55
(r)
........... 27,030 26,231,356
Spectrum Brands, Inc., 3.88%,
03/15/31
(c)
................ 2,966 2,380,215
Spirit AeroSystems, Inc.
4.60%, 06/15/28 ............ 950 948,781
9.38%, 11/30/29
(c)
........... 12,155 12,801,877
9.75%, 11/15/30
(c)
........... 26,280 28,902,586
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28 ............... 346 328,296
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 3,907 3,637,864
Series 2017-1A,Class A, 3.65%,
08/15/31 ............... 10,253 9,344,842
Sprint Spectrum Co. LLC, 5.15%,
03/20/28
(c)
................ 923 925,992
SS&C Technologies, Inc., 6.50%,
06/01/32
(c)
................ 2,604 2,692,112
Stagwell Global LLC, 5.63%, 08/15/29
(c)
1,232 1,196,788
Standard Building Solutions, Inc.,
6.50%, 08/15/32
(c)
........... 2,018 2,070,510
Standard Industries, Inc.
(c)
4.75%, 01/15/28 ............ 2,343 2,322,846
4.38%, 07/15/30 ............ 2,990 2,866,751
3.38%, 01/15/31 ............ 2,854 2,584,491
Star Parent, Inc., 9.00%, 10/01/30
(c)
. 5,017 5,303,937
Starwood Property Trust, Inc.
(c)
3.63%, 07/15/26 ............ 5,741 5,675,218
4.38%, 01/15/27 ............ 549 544,286
6.00%, 04/15/30 ............ 603 612,165
6.50%, 10/15/30 ............ 147 151,846
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(c)
................ 34,686 32,894,121
Starz Capital Holdings LLC, 5.50%,
04/15/29
(c)
................ 3,267 2,678,940
State Street Corp., (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%),
5.30%, 06/15/47
(a)
........... 33,538 30,348,392

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Stem, Inc., 0.50%, 12/01/28
(c)(q)
.... USD 1,234 $ 351,691
STL Holding Co. LLC, 8.75%,
02/15/29
(c)
................ 4,671 4,894,816
Stonex Escrow Issuer LLC, 6.88%,
07/15/32
(c)
................ 954 981,968
Sun Country Airlines Pass-Through
Trusts, Series 2022-1A, 4.84%,
03/15/31
(d)
................ 5,856 5,768,359
Sun Country, Inc., Series 2019-1B,
4.70%, 12/15/25
(d)
........... 1,182 1,177,196
Sunoco LP
5.88%, 03/15/28 ............ 245 245,064
7.00%, 05/01/29
(c)
........... 2,531 2,620,613
4.50%, 05/15/29 ............ 2,036 1,986,205
4.50%, 04/30/30 ............ 934 899,299
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.23%), 7.88%
(a)(c)(o)
........ 6,623 6,727,047
5.63%, 03/15/31
(c)
........... 2,097 2,081,530
7.25%, 05/01/32
(c)
........... 165 173,164
Synchrony Financial
7.25%, 02/02/33 ............ 828 883,554
(1-day SOFR + 2.07%), 6.00%,
07/29/36
(a)
.............. 10,680 10,923,945
Talen Energy Supply LLC, 8.63%,
06/01/30
(c)
................ 10,527 11,174,821
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 ............ 638 637,850
5.50%, 01/15/28 ............ 1,366 1,359,051
6.00%, 12/31/30 ............ 2,102 2,075,787
6.00%, 09/01/31 ............ 801 783,716
Taylor Morrison Communities, Inc.,
5.75%, 01/15/28
(c)
........... 686 695,570
TEGNA, Inc., 4.63%, 03/15/28 ..... 1,844 1,808,321
Teleflex, Inc.
4.63%, 11/15/27 ............ 1,932 1,914,262
4.25%, 06/01/28
(c)
........... 923 901,020
Tenet Healthcare Corp.
4.63%, 06/15/28 ............ 2,177 2,157,081
4.25%, 06/01/29 ............ 3,854 3,763,933
4.38%, 01/15/30 ............ 2,901 2,821,355
6.13%, 06/15/30 ............ 6,824 6,911,053
Tenneco, Inc., 8.00%, 11/17/28
(c)
... 15,515 15,543,325
Terex Corp.
(c)
5.00%, 05/15/29 ............ 1,161 1,143,358
6.25%, 10/15/32 ............ 1,402 1,428,212
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%, 05/06/31
(a)
........... 15,257 15,036,230
TKC Holdings, Inc., 10.50%, 05/15/29
(c)
191 195,601
T-Mobile USA, Inc.
2.05%, 02/15/28 ............ 200 190,682
3.80%, 02/11/45 ............ EUR 26,642 29,051,572
5.25%, 06/15/55
(r)
........... USD 16,230 15,108,274
Toyota Motor Credit Corp., 5.40%,
11/20/26 .................. 900 914,287
TransDigm , Inc.
6.75%, 08/15/28
(c)
........... 2,994 3,051,063
4.63%, 01/15/29 ............ 1,906 1,867,828
6.38%, 03/01/29
(c)
........... 5,584 5,709,087
6.88%, 12/15/30
(c)
........... 169 175,107
6.63%, 03/01/32
(c)
........... 8,834 9,095,000
6.00%, 01/15/33
(c)
........... 3,394 3,431,616
6.38%, 05/31/33
(c)
........... 2,389 2,415,859
Security
Par (000)
Par (000) Value
United States (continued)
Transocean International Ltd., 8.25%,
05/15/29
(c)
................ USD 6,349 $ 6,259,265
Transocean Titan Financing Ltd.,
8.38%, 02/01/28
(c)
........... 7,127 7,302,387
Travel + Leisure Co.
(c)
6.63%, 07/31/26 ............ 1,967 1,981,615
6.13%, 09/01/33 ............ 1,560 1,555,242
Tronox, Inc., 4.63%, 03/15/29
(c)
.... 13,610 8,877,078
Twilio, Inc.
3.63%, 03/15/29 ............ 460 438,341
3.88%, 03/15/31 ............ 772 725,890
UKG, Inc., 6.88%, 02/01/31
(c)
...... 4,893 5,048,769
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 1,741 1,652,618
United Rentals North America, Inc.
4.00%, 07/15/30 ............ 1,627 1,556,223
3.88%, 02/15/31 ............ 1,825 1,726,487
3.75%, 01/15/32 ............ 3,519 3,259,935
United Wholesale Mortgage LLC
(c)
5.75%, 06/15/27 ............ 2,200 2,198,771
5.50%, 04/15/29 ............ 4,759 4,693,583
UnitedHealth Group, Inc.
2.95%, 10/15/27 ............ 600 588,261
5.95%, 06/15/55 ............ 1,760 1,834,971
Uniti Group LP
(c)
10.50%, 02/15/28 ........... 17,154 18,066,593
4.75%, 04/15/28 ............ 8,766 8,584,190
Univision Communications, Inc.
(c)
4.50%, 05/01/29 ............ 188 177,327
7.38%, 06/30/30 ............ 1,493 1,500,144
8.50%, 07/31/31 ............ 3,282 3,389,131
9.38%, 08/01/32 ............ 1,068 1,138,132
US Bancorp
(a)
(3-mo. EURIBOR + 0.80%), 2.83%,
05/21/28 ............... EUR 12,329 14,512,924
(3-mo. EURIBOR + 0.80%), 2.83%,
05/21/28 ............... 8,591 10,112,786
US Foods, Inc.
(c)
6.88%, 09/15/28 ............ USD 2,828 2,914,684
4.75%, 02/15/29 ............ 447 440,316
4.63%, 06/01/30 ............ 1,989 1,943,822
USA Compression Partners LP
6.88%, 09/01/27 ............ 2,206 2,205,504
7.13%, 03/15/29
(c)
........... 183 188,732
6.25%, 10/01/33
(c)
........... 895 898,423
UWM Holdings LLC
(c)
6.63%, 02/01/30 ............ 5,849 5,950,089
6.25%, 03/15/31 ............ 2,223 2,212,413
Vail Resorts, Inc., 5.63%, 07/15/30
(c)
. 716 720,475
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ............ 2,140 2,050,838
6.25%, 01/15/30 ............ 2,708 2,823,225
4.13%, 08/15/31 ............ 2,095 1,977,362
Venture Global LNG, Inc.
(c)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(a)(o)
......... 6,997 6,934,584
7.00%, 01/15/30 ............ 6,530 6,757,017
8.38%, 06/01/31 ............ 7,127 7,483,138
9.88%, 02/01/32 ............ 8,346 9,086,484
Venture Global Plaquemines LNG LLC
(c)
7.50%, 05/01/33 ............ 5,128 5,666,491
7.75%, 05/01/35 ............ 871 983,105
6.75%, 01/15/36 ............ 2,022 2,147,722

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Viasat , Inc., 5.63%, 04/15/27
(c)
..... USD 4,699 $ 4,680,070
Viking Cruises Ltd.
(c)
5.88%, 09/15/27 ............ 100 100,038
7.00%, 02/15/29 ............ 629 632,178
9.13%, 07/15/31 ............ 577 619,306
Viper Energy Partners LLC
4.90%, 08/01/30 ............ 19,650 19,796,522
5.70%, 08/01/35 ............ 18,450 18,758,484
Vistra Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 6.93%), 8.00%
(a)(c)(o)
......... 20,740 21,214,075
Vistra Operations Co. LLC
(c)
5.63%, 02/15/27 ............ 3,402 3,404,013
5.00%, 07/31/27 ............ 203 202,328
4.38%, 05/01/29 ............ 2,385 2,335,060
7.75%, 10/15/31 ............ 3,574 3,781,978
6.88%, 04/15/32 ............ 150 156,882
Vital Energy, Inc.
9.75%, 10/15/30 ............ 3,773 3,939,231
7.88%, 04/15/32
(c)
........... 1,785 1,732,766
VOC Escrow Ltd., 5.00%, 02/15/28
(c)
. 1,097 1,094,015
Voyager Parent LLC, 9.25%, 07/01/32
(c)
3,340 3,532,017
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
156 164,365
Warnermedia Holdings, Inc.
3.76%, 03/15/27 ............ 28,594 28,200,833
4.28%, 03/15/32 ............ 2,154 1,973,602
Washington Mutual Bank
(d)(e)(f)
0.00%, 09/21/17
(a)
........... 25,126 2
0.00%, 09/21/17
(h)
........... 15,753 2
Washington Mutual Escrow Bonds
(d)(e)(f)
0.00%, 11/06/09 ............ 45,161 632,254
0.00%, 09/19/17
(h)
........... 2,631 —
Washington Mutual, Inc., 0.00%,
10/03/17
(a)(d)(e)(f)
............. 14,745 1
Wayfair LLC, 7.25%, 10/31/29
(c)
.... 3,040 3,134,364
Weatherford International Ltd., 6.75%,
10/15/33
(c)
................ 1,315 1,315,915
Weekley Homes LLC, 4.88%,
09/15/28
(c)
................ 3,281 3,212,481
Wells Fargo & Co.
(a)
Series BB, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.45%), 3.90%
(o)
... 10,698 10,594,106
(Sterling Overnight Index Average +
1.28%), 3.47%, 04/26/28
(b)
... GBP 15,525 20,519,871
(3-mo. EURIBOR + 1.22%), 3.90%,
07/22/32
(b)
.............. EUR 29,760 35,985,857
(3-mo. CME Term SOFR + 4.50%),
5.01%, 04/04/51
(r)
......... USD 11,789 11,009,216
WESCO Distribution, Inc.
(c)
7.25%, 06/15/28 ............ 759 768,867
6.38%, 03/15/29 ............ 2,387 2,457,610
6.38%, 03/15/33 ............ 100 103,663
Whirlpool Corp.
4.75%, 02/26/29 ............ 547 539,603
6.13%, 06/15/30 ............ 521 525,081
6.50%, 06/15/33 ............ 3,008 3,001,807
Williams Scotsman, Inc.
(c)
4.63%, 08/15/28 ............ 1,067 1,049,063
6.63%, 06/15/29 ............ 3,060 3,129,936
7.38%, 10/01/31 ............ 358 373,875
Windstream Services LLC, 7.50%,
10/15/33
(c)
................ 2,650 2,649,284
Wolfspeed , Inc.
2.50%, 06/15/31
(c)(q)
.......... 168 153,425
Security
Par (000)
Par (000) Value
United States (continued)
2.50%, 06/15/31
(d)(q)
.......... USD 363 $ 345,539
7.00%, (7.00% Cash or 12.00%
PIK), 06/15/31
(d)(p)
......... 396 376,688
WR Grace Holdings LLC, 4.88%,
06/15/27
(c)
................ 1,719 1,708,339
WRKCo , Inc., 3.90%, 06/01/28 ..... 100 99,171
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 ............ 1,863 1,865,873
6.25%, 03/15/33 ............ 1,098 1,114,997
Xerox Corp.
(c)
10.25%, 10/15/30 ........... 11,874 12,062,037
13.50%, 04/15/31 ........... 14,920 14,444,177
Xerox Holdings Corp., 8.88%,
11/30/29
(c)(r)
................ 956 516,480
XHR LP, 4.88%, 06/01/29
(c)
....... 1,125 1,101,851
XPLR Infrastructure Operating Partners
LP
(c)
3.88%, 10/15/26 ............ 47 46,325
4.50%, 09/15/27 ............ 1,651 1,619,750
7.25%, 01/15/29
(r)
........... 1,586 1,628,384
8.38%, 01/15/31 ............ 1,364 1,429,472
8.63%, 03/15/33
(r)
........... 4,542 4,763,146
XPO, Inc., 7.13%, 02/01/32
(c)
...... 952 999,822
Yum! Brands, Inc.
4.75%, 01/15/30
(c)
........... 1,304 1,295,911
3.63%, 03/15/31 ............ 1,833 1,711,549
Zayo Group Holdings, Inc., 6.25%,
03/09/30
(a)(c)
............... 1,432 1,371,113
5,527,216,601
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28
(b)
........... 1,241 1,290,020
6.70%, 10/17/28
(c)
........... 4,626 4,808,727
6.75%, 05/14/30
(c)
........... 511 536,550
6.95%, 10/17/31
(c)
........... 5,985 6,390,723
13,026,020
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%, 05/07/29
(b)
........... 12,647 12,504,442
Zambia — 0.0%
First Quantum Minerals Ltd., 9.38%,
03/01/29
(c)
................ 5,450 5,765,010
Total Corporate Bonds — 34.0%
(Cost: $14,545,526,285) ........................... 15,017,292,915
Fixed Rate Loan Interests
Australia — 0.0%
Nqxt Capital Pty. Ltd., 1st Lien Term
Loan, 9.50%
,
 02/10/31 ........ AUD 25,000 16,542,500
France — 0.0%
Atos SE, 1st Lien Term Loan,
9.00%
,
 12/17/29 ............ EUR 7,500 9,347,874
India — 0.0%
Vedanta Holdings Mauritius II Ltd., 1st
Lien Term Loan, 18.00%
,
 04/17/26
(d)
USD 17,060 17,060,120

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan, 6.05% 11/09/29 ......... GBP 161 $ 2,165
United States — 0.1%
Amf Mf Portfolio, 1st Lien Term Loan,
7.21%
,
 11/06/28
(d)
........... USD 3,625 3,719,663
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27
(d)
........... 58,433 58,987,231
Houston Center, 1st Lien Term Loan
0.00%, 09/13/32
(d)
........... 18,105 2
Houston Center, Delayed Draw 1st Lien
Term Loan, 5.75%
,
 05/09/30
(d)
... 12,834 12,131,985
X Corp., 1st Lien Term Loan B3,
9.50%
,
 10/26/29 ............ 4,239 4,249,004
79,087,885
Total Fixed Rate Loan Interests — 0.1%
(Cost: $119,038,841) ............................. 122,040,544
Floating Rate Loan Interests
Australia — 0.0%
GEAR M Illawarra Met Coal Pty. Ltd.,
1st Lien Term Loan, 12/01/32
(a)(d)(s)
16,358 16,030,486
Austria — 0.0%
Innio Group Holding GmbH, Facility
1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.66%
,
 11/02/28
(a)
........... EUR 3,000 3,534,266
Belgium — 0.0%
(a)
QSRP Finco BV, Facility 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 4.00%), 6.07%
,
 06/19/31 . 4,609 5,445,631
United Petfood Finance BV, 1st Lien
Term Loan B, 02/26/32
(s)
....... 4,416 5,181,489
10,627,120
Canada — 0.0%
(a)
Air Canada, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.17%
,
 03/21/31
(l)
...... USD 1,081 1,079,803
Clarios Global LP, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.16%
,
 01/28/32 ...... EUR 4,650 5,481,061
Clarios Global LP, 1st Lien Term Loan
B, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 4.91%
,
 07/16/31 ..... 4,000 4,707,424
GFL Environmental Services, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.67%
,
 03/03/32
(l)
........... USD 405 404,469
Husky Injection Molding Systems
Ltd., 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.00% Floor +
3.75%), 7.92%
,
 02/15/29
(l)
...... 944 946,290
Knowlton Development Corp., Inc, 1st
Lien Term Loan, (1-mo. CME Term
SOFR + 3.50%), 7.66%
,
 08/15/28
(l)
858 859,131
Ontario Gaming GTA LP, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
8.24%
,
 08/01/30
(l)
........... 407 396,269
Security
Par (000)
Par (000) Value
Canada (continued)
WestJet Loyalty LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.25%
,
 02/14/31
(l)
USD 938 $ 938,226
14,812,673
Cayman Islands — 0.0%
(a)
Flexsys Cayman Holdings LP, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
9.71%
,
 08/01/29 ............ 3,866 1,251,636
Usavflow II Ltd., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00%
Floor + 6.50%), 10.84%
,
 09/10/29
(d)
16,109 16,210,486
17,462,122
Finland — 0.0%
(a)
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B7, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.50%
,
 08/05/31 ............ EUR 6,506 7,669,457
Spa Holdings 3 Oy, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
5.75%
,
 02/04/28 ............ 4,500 5,314,608
12,984,065
France — 0.3%
(a)
Acropole Holding SAS, Facility 1st Lien
Term Loan B, 07/23/32
(s)
....... 3,001 3,534,008
Apave , Facility 1st Lien Term Loan B,
12/02/31
(s)
................ 2,000 2,356,177
Artemis BidCo Ltd., Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
5.77%
,
 08/07/32 ............ 1,654 1,945,594
Atos SE, 1st Lien Term Loan, (3-mo.
EURIBOR at 0.00% Floor + 2.60%),
4.62%
,
 12/17/30 ............ 12,375 12,436,896
Banijay Entertainment SAS, 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.19%
,
 03/01/28 ............ 4,000 4,718,225
Banijay Entertainment SAS, Facility 1st
Lien Term Loan B4, (EUR0012M
at 0.00% Floor + 3.25%), 5.19% -
5.71%
,
 02/10/32 ............ 932 1,099,816
Betclic Everest Group, Facility 1st Lien
Term Loan B, 12/05/31
(s)
....... 3,000 3,544,163
Care Bidco SAS, Facility 1st Lien Term
Loan B, 11/06/28
(s)
........... 4,000 4,735,319
Casper Bidco SASU, Facility 1st
Lien Term Loan B6, (1-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.66%
,
 03/21/31 ............ 4,000 4,687,982
ELSAN SAS, Facility 1st Lien Term
Loan B6, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.50%
,
 06/16/31 . 4,000 4,693,946
Euro Parfums Fze , 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 5.00%
,
 11/08/30 ....... 4,500 5,293,369
Galileo Glob Ed Operations, 1st Lien
Term Loan B4, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.28%
,
 07/31/31 ............ 4,740 5,555,294

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Hestiafloor 2 SASU, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.50%
,
 02/27/30 ..... EUR 4,353 $ 5,142,000
Holding Socotec , Facility 1st Lien Term
Loan, (3-mo. EURIBOR + 3.50%),
5.50%
,
 06/02/31 ............ 4,741 5,600,555
HomeVi SAS, 1st Lien Term Loan
B, (3-mo. EURIBOR + 4.75%),
6.78%
,
 10/31/29 ............ 4,000 4,706,156
Inovie Group SAS, 1st Lien Term Loan
B, 03/03/28
(s)
............... 3,000 3,089,982
Obol France 3 SAS, Facility 1st Lien
Term Loan B3, 12/29/28
(s)
...... 4,000 4,604,248
Parts Europe SA, Facility 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.00%), 4.92%
,
 02/03/31 . 4,000 4,710,148
Ramsay Generale De Sante SA, Facility
1st Lien Term Loan B5, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.25%
,
 08/13/31 ............ 3,000 3,526,975
SAM Bidco , Facility 1st Lien Term Loan
B6, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.50%
,
 12/13/27 ..... 4,000 4,722,029
Talbot Participation SAS, Facility 1st
Lien Term Loan B, 07/07/32
(s)
.... 3,000 3,543,811
Trevise Holdings 1 SAS, Facility 1st
Lien Term Loan, 07/09/29
(s)
..... 3,417 4,030,151
Vivalto Sante Investissement , 1st Lien
Term Loan B, 07/21/31
(s)
....... 4,370 5,150,916
ZF Invest, 1st Lien Term Loan B,
(3-mo. EURIBOR + 3.75%),
5.75%
,
 07/11/31 ............ 4,000 4,720,151
108,147,911
Germany — 0.2%
(a)
Aenova Holding GmbH, Facility
1st Lien Term Loan B1, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.03%
,
 08/22/31 ............ 3,000 3,529,687
AVIV Group GmbH, 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.10%
,
 04/23/32 ..... 3,866 4,567,531
CTEC III GmbH, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.78%
,
 03/16/29 . 3,000 3,519,227
Ephios Subco 3 SARL, Facility 1st Lien
Term Loan B, 04/16/31
(s)
....... 1,000 1,173,933
Goodarz Holding Co. SARL, Delayed
Draw 1st Lien Term Loan,
(1-mo. EURIBOR + 5.13%),
7.03%
,
 11/19/30
(d)
........... 14,862 17,439,289
IFCO Management GmbH, 1st Lien
Term Loan B, (1-mo. EURIBOR
at 0.00% Floor + 3.50%),
5.40%
,
 11/29/29 ............ 4,000 4,711,275
Kleopatra Finco SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.73%),
6.79%
,
 02/12/26 ............ 6,373 4,137,343
Minimax Viking GmbH, Facility
1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.41%
,
 03/17/32 ............ 3,000 3,529,687
Security
Par (000)
Par (000) Value
Germany (continued)
Mosel Bidco SE, 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.75%
,
 09/16/30 ...... EUR 3,000 $ 3,536,098
Rain Carbon, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.03%
,
 10/31/28 ...... 3,713 4,351,227
Schoen Klinik SE, Facility 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.00%
,
 01/13/31 . 3,778 4,442,219
Speedster Bidco GmbH, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.62%
,
 12/10/31 . 5,500 6,489,561
Speedster Bidco GmbH, Facility 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.24%
,
 11/13/31
(l)
........... USD 901 901,681
Techem Verwaltungsgsesellschaft 675
mbH , Facility 1st Lien Term Loan
B6, (3-mo. EURIBOR + 3.25%),
5.27%
,
 07/15/32 ............ EUR 7,173 8,470,375
Tele Columbus AG, Facility 1st Lien
Term Loan B, 01/01/29
(s)
....... 9,886 7,612,156
TK Elevator Midco GmbH, 1st Lien
Term Loan B1
 04/30/30
(s)
................ 10,138 11,936,897
(6-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.20%, 04/30/30
(l)
USD 978 979,855
91,328,041
Ireland — 0.1%
(a)
Applegreen Ltd., Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.03%
,
 01/26/32 . EUR 2,278 2,700,142
Broom Holdings Bidco Ltd., Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 3.15%),
5.19%
,
 08/24/28 ............ 4,500 5,287,980
Helios Software Holdings, Inc., 1st
Lien Term Loan, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.33%
,
 03/13/28 ............ 3,376 3,952,368
ION Trading Finance Ltd., 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.75%), 3.75% -
5.75%
,
 04/03/28 ............ 3,000 3,508,942
Promontoria Beech DAC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
5.62%
,
 01/01/28
(d)
........... 11,068 12,994,693
Virgin Media Ireland Ltd., Facility
1st Lien Term Loan B1, (1-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.38%
,
 07/13/29 ............ 2,000 2,322,952
30,767,077
Jersey, Channel Islands — 0.1%
(a)(d)
New Look Corp. Ltd., 1st Lien Term
Loan, 16.50% 11/10/27 ........ GBP 345 139,356
Vita Global FinCo Ltd., 1st Lien Term
Loan B
(p)
(6-mo. EURIBOR at 0.00% Floor +
8.00%), 10.05% (9.66% Cash or
10.05% PIK), , 07/06/27 ..... EUR 13,140 12,804,494

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
(Daily SONIA at 0.00% Floor +
8.00%), 11.97% (11.55% Cash or
11.97% PIK), , 07/06/27 ...... GBP 8,123 $ 9,040,127
21,983,977
Luxembourg — 0.4%
(a)
AI Monet Luxembourg ParentCo
SARL, 1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.72%
,
 03/06/31 ............ EUR 4,500 5,313,604
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 4.00%), 5.91%
,
 09/29/28 ..... 4,000 4,706,860
Al Mansart (Luxembourg) Bidco SCS,
1st Lien Term Loan A, (6-mo. CME
Term SOFR at 0.00% Floor +
6.25%), 10.44%
,
 01/01/30
(d)
..... USD 14,356 14,284,389
Albea Beauty Holdings SARL,
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 5.00%),
7.00%
,
 12/31/27 ............ EUR 3,000 3,503,060
Albion Financing 3 SARL, 1st Lien Term
Loan, 05/21/31
(s)
............ 4,000 4,716,065
Altice Financing SA, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.03%
,
 10/29/27 . 4,324 4,232,867
Altice Financing SA, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 5.00%), 7.03%
,
 10/29/27 ..... 5,712 5,591,415
Claudius Finance Parent SARL,
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.78%
,
 07/05/28 ............ 4,500 5,291,361
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.83%
,
 08/06/29 ............ 4,000 4,690,330
Connect Finco SARL, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.66%
,
 09/13/29
(l)
........... USD 15,292 15,082,036
Delta 2 (Lux) SARL, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 6.30%
,
 09/30/31
(l)
894 893,673
Eircom Finco SARL, Facility 1st Lien
Term Loan B5, (1-mo. EURIBOR
at 0.00% Floor + 2.75%),
4.65%
,
 05/15/29 ............ EUR 4,500 5,299,497
Euro Parfums Fze Upsize, 1st Lien
Term Loan, (12-mo. CME Term
SOFR + 0.00%), 10.58%
,
 07/01/32
(d)
USD 8,892 8,847,266
Froneri International Ltd., 1st Lien Term
Loan
(6-mo. EURIBOR at 0.00% Floor +
2.50%), 4.58%, 09/30/31 .... EUR 5,000 5,865,378
 07/19/32
(s)
................ 1,628 1,912,849
Garfunkelux Holdco 3 SA, 1st Lien Term
Loan B, 06/01/32
(s)
........... 14,334 16,639,508
Gategroup Finance Luxembourg SA,
Facility 1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.25%),
4.25% - 6.58%
,
 06/16/32 ...... 2,832 3,357,990
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Hyperion Refinance SARL, 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 2.75%), 6.63% - 7.07%
,
 02/17/31
(l)
USD 992 $ 992,312
Index HoldCo SARL, Facility 1st Lien
Term Loan A, 0.10% 12/29/28 ... EUR 3,925 2,051,562
Jazz Financing Lux SARL, 1st Lien
Term Loan B2, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.41%
,
 05/05/28
(l)
........... USD 701 700,939
LSF10 Edilians Investments SARL,
Facility 1st Lien Term Loan B4,
(3-mo. EURIBOR + 3.50%),
5.47%
,
 03/05/31 ............ EUR 3,000 3,539,761
Matador Bidco SARL, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
8.51%
,
 07/16/29
(l)
........... USD 1,500 1,507,500
Matterhorn Telecom SA, Facility 1st
Lien Term Loan B3, 01/26/32
(s)
... EUR 7,923 9,323,217
PROJECT BERLIN, Term Loan,
0.00%
,
 01/22/33
(d)
........... 14,567 16,954,079
Radar Bidco SARL, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR +
3.50%), 5.48%
,
 04/04/31 ...... 4,258 5,026,277
Rainbow Finco SARL, Facility 1st
Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.31%
,
 02/26/29 ............ 6,600 7,780,422
Seine Holdco SAS, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.25%
,
 01/11/31 ............ 4,000 4,717,333
Speed Midco 3 SARL, 1st Lien Term
Loan B, 09/23/32
(s)
........... 7,264 8,528,635
Summer BC Bidco B LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.58%
,
 01/31/29 . 588 679,081
Summer BC Holdco B SARL, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.58%
,
 01/31/29 ............ 2,412 2,784,073
Tackle SARL, Facility 1st Lien Term
Loan B2, (6-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.37%
,
 05/22/28 . 4,400 5,179,716
Telenet International Finance SARL,
1st Lien Term Loan AQ, (1-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.13%
,
 04/30/29 ............ 4,000 4,675,866
184,668,921
Netherlands — 0.2%
(a)
Accell Group Holdings BV, 1st Lien
Term Loan, 06/01/32
(s)
........ 4,750 3,736,414
Ammega Group BV, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 4.75%),
6.75%
,
 01/01/29 ............ 4,000 4,328,347
Barentz International BV, Facility 1st
Lien Term Loan B3, (3-mo. CME
Term SOFR at 0.00% Floor +
3.25%), 7.35%
,
 03/03/31
(l)
...... USD 498 497,254
Bock Capital Bidco BV, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.50%
,
 06/29/28 . EUR 4,000 4,707,095

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Boels Topholding BV, Facility 1st
Lien Term Loan B3, (1-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.63%
,
 05/23/31 ............ EUR 4,417 $ 5,196,694
Flutter Financing BV, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 1.75%),
5.75%
,
 12/02/30
(l)
........... USD 933 929,408
Fugue Finance BV, 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.28%
,
 01/09/32 ...... EUR 4,000 4,715,360
Median BV, 1st Lien Term Loan, (SONIA
Daily at 0.00% Floor + 5.93%),
10.01%
,
 10/14/27 ........... GBP 5,300 6,985,411
Median BV, Facility 1st Lien Term Loan
B1, (3-mo. EURIBOR at 0.00% Floor
+ 4.93%), 6.93%
,
 10/14/27 ..... EUR 3,618 4,249,243
Nobian Finance BV, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
 07/01/30 . 7,263 8,428,735
Nobian Finance BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 5.69%
,
 07/01/29 ..... 5,928 6,898,304
Odido Holding BV, Facility 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 2.90%), 4.90%
,
 03/30/29 . 4,000 4,711,697
Peer Holding III BV, 1st Lien Term Loan
B6B, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.75%
,
 07/01/31 . 1,500 1,763,752
Peer Holding III BV, Facility 1st Lien
Term Loan B4B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.80%
,
 10/28/30
(l)
........... USD 787 787,212
Peer Holding III BV, Facility 1st Lien
Term Loan B7, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.25%
,
 11/26/31 ............ EUR 3,000 3,531,167
Pegasus Bidco BV, 1st Lien Term
Loan, (3-mo. EURIBOR + 3.00%),
4.95%
,
 07/12/29 ............ 4,760 5,609,152
Sigma HoldCo BV, Facility 1st Lien
Term Loan B13, (6-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.03%
,
 01/03/28 ............ 3,000 3,424,622
Stage Entertainment BV, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.03%
,
 06/01/29 ............ 3,708 4,384,479
TMF Sapphire Bidco BV, 1st Lien Term
Loan B5, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.19%
,
 05/03/28 . 4,000 4,716,769
Ziggo BV, Facility 1st Lien Term Loan H,
(1-mo. EURIBOR at 0.00% Floor +
3.00%), 4.88%
,
 01/31/29 ...... 9,279 10,731,689
90,332,804
New Zealand — 0.0%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 9.97%
,
 11/05/31
(a)(d)
.... GBP 13,000 13,986,960
Security
Par (000)
Par (000) Value
Norway — 0.0%
Sector Alarm Holding A/S, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.53%
,
 06/14/29
(a)
........... EUR 4,535 $ 5,346,820
Spain — 0.3%
(a)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
5.98%
,
 02/27/30 ............ 4,042 4,714,768
Boluda Towage SL, Facility 1st Lien
Term Loan B3, (1-mo. EURIBOR
at 0.00% Floor + 3.50%),
5.41%
,
 01/31/30 ............ 4,513 5,330,596
Cervantes Bidco SL, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.29%
,
 12/03/31 . 3,854 4,546,777
Dorna Sports SL, Facility 1st Lien Term
Loan B, 08/11/32
(s)
........... 2,100 2,476,723
Findango Mezz Rev, 1st Lien Term
Loan, (1-mo. EURIBOR + 7.25%),
9.14%
,
 05/01/32
(d)
........... 27,075 31,908,196
Natra SA, Term Loan, (6-mo.
EURIBOR at 0.00% Floor + 6.20%),
8.20%
,
 10/13/29
(d)
........... 21,501 25,243,366
PAX HoldCo Spain SL, 1st Lien Term
Loan, 12/31/29
(s)
............ 1,133 1,334,754
PAX HoldCo Spain SL, Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 4.00%), 6.04% -
6.95%
,
 12/31/29 ............ 8,528 10,067,793
Promontoria Challenger I SA, (1-mo.
CME Term SOFR at 0.00% Floor +
2.75%), 5.65%
,
 10/20/25
(d)
..... 13,003 15,265,586
Sirocco Lux SA, 1st Lien Term Loan A,
(3-mo. EURIBOR at 0.00% Floor +
3.90%), 6.14%
,
 02/28/26
(d)
..... 22,925 26,915,119
127,803,678
Sweden — 0.1%
(a)
Eleda Management AB, Delayed
Draw 1st Lien Term Loan, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.50%
,
 04/02/31 ............ 261 308,620
Eleda Management AB, Facility 1st
Lien Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 5.48% -
5.50%
,
 04/03/31 ............ 3,333 3,934,906
IGT Holding IV AB, Facility 1st Lien
Term Loan B4, 08/29/31
(s)
...... 2,000 2,359,113
Quimper AB, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 3.75% -
5.69%
,
 03/29/30 ............ 5,000 5,907,761
Verisure Holding AB, Facility 1st Lien
Term Loan B, 03/27/28
(s)
....... 4,250 4,994,054
17,504,454
United Kingdom — 0.6%
(a)
Acuris Finance US, Inc., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
 02/16/28 . 3,000 3,511,689
Bellis Acquisition Co. plc, Facility 1st
Lien Term Loan B, 05/12/31
(s)
.... 3,000 3,398,311

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Belron Uk Finance Plc, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 4.97%
,
 10/16/31 . EUR 14,677 $ 17,281,783
Boots Group Bidco Ltd., 1st Lien Term
Loan, (Daily SONIA at 0.00% Floor +
4.75%), 4.75%
,
 08/30/32 ...... GBP 3,478 4,710,097
Cabot Securitisation UK Ltd., 1st Lien
Term Loan, (1-mo. GBP SONIA +
3.20%), 7.42%
,
 01/18/30
(d)
..... 35,000 46,426,621
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/30/29 ............ 10,775 14,498,833
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B11, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.28%
,
 04/30/29 ............ EUR 2,000 2,356,224
City Football Group Ltd., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.78%
,
 07/22/30
(l)
........... USD 988 986,680
Eagle 4 Ltd., 1st Lien Term Loan B2,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.75%
,
 07/12/28 ...... EUR 4,500 5,278,840
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B, 02/20/32
(s)
........... 4,500 5,311,860
Edge Finco plc, Facility 1st Lien Term
Loan B1, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
 08/22/31 . 8,922 10,535,770
Elvis UK Holdco Ltd., Facility 1st Lien
Term Loan B5, (3-mo. EURIBOR +
3.60%), 5.60%
,
 10/31/31 ...... 3,500 4,124,091
Entain Holdings (Gibraltar) Ltd., 1st
Lien Term Loan B, (1-day SOFR +
2.25%), 6.37%
,
 10/31/29
(l)
...... USD 806 804,679
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.29%
,
 06/30/28 ............ EUR 4,000 4,725,551
Hbx Group International plc, Facility 1st
Lien Term Loan B, 02/13/32
(s)
.... 3,000 3,526,553
INEOS Finance plc, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.16%
,
 02/07/31 . 3,000 3,283,313
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.41%
,
 04/03/29 ............ 7,695 8,294,213
INEOS US Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.41%
,
 02/18/30
(l)
........... USD 955 862,203
Inspired Finco Holdings Ltd., 1st
Lien Term Loan B6, (1-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.16%
,
 02/28/31 ............ EUR 4,000 4,710,899
Lernen Bidco Ltd., Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR +
3.75%), 5.85%
,
 04/25/29 ...... 4,000 4,723,109
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.53%
,
 11/04/30 . 8,650 10,172,492
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.56%
,
 03/25/31 ............ EUR 29,473 $ 34,565,248
Mercia, 1st Lien Term Loan A1, (3-mo.
GBP SONIA at 0.00% Floor +
2.40%), 6.85%
,
 04/08/26
(d)
..... GBP 7,177 9,652,894
Mercia, 1st Lien Term Loan A2, (3-mo.
GBP SONIA at 0.00% Floor +
2.40%), 6.85%
,
 04/09/26
(d)
..... 28,370 38,154,761
Mercia, 1st Lien Term Loan B-1, (3-mo.
CME Term SOFR at 0.00% Floor +
0.00%), 7.10%
,
 04/09/26
(d)
..... 1,646 2,213,655
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B3, 07/10/31
(s)
EUR 3,500 3,888,307
OCS Group Holding Ltd., Facility
1st Lien Term Loan B1, (Daily
SONIA at 0.00% Floor + 5.75%),
5.75%
,
 11/27/31 ............ GBP 2,286 3,066,372
OCS Group Holding Ltd., Facility 1st
Lien Term Loan B2, 11/27/31
(s)
... EUR 1,000 1,180,660
Platform Bidco Ltd., Facility 1st Lien
Term Loan B, (6-mo. EURIBOR +
4.00%), 6.12%
,
 09/29/28 ...... 1,000 1,174,461
Platform Bidco Ltd., Facility 1st Lien
Term Loan B5, (3-mo. EURIBOR +
4.00%), 5.94%
,
 09/29/28 ...... 3,000 3,528,772
Rubix Group Finco Ltd., 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 4.00%), 6.08%
,
 09/29/28 . 4,000 4,725,551
Seashell Bidco SL, Delayed Draw
Facility 1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 6.20%),
8.20% 10/10/29
(d)
............ 2,309 2,710,597
Synlab Bond plc, Facility 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 2.50%), 4.55%
,
 07/01/27 . 3,230 3,776,670
VMED O2 UK HoldCo 4 Ltd., Facility
1st Lien Term Loan Z, (1-mo.
EURIBOR at 0.00% Floor + 3.43%),
5.30%
,
 10/15/31 ............ 4,000 4,707,095
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B, 07/16/29
(s)
....... 6,461 7,611,456
280,480,310
United States — 2.7%
(a)
ABG Intermediate Holdings 2 LLC,
1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.41%
,
 12/21/28
(l)
...... USD 978 974,987
Action Environmental Group, Inc.
(The), 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
3.25%), 7.25%
,
 10/24/30
(d)(l)
..... 564 563,789
ADMI Corp., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
3.38%), 7.65%
,
 12/23/27
(l)
...... 491 461,950
AG Group Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
8.41%
,
 12/29/28
(l)
........... 925 814,052
AHP Health Partners, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 6.41%
,
 09/20/32
(l)
879 880,648

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
AI Aqua Merger Sub, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.28%
,
 07/31/28
(l)
........... USD 1,327 $ 1,328,882
AlixPartners LLP, 1st Lien Term Loan
(3-mo. EURIBOR + 3.00%),
5.00%, 08/12/32 .......... EUR 4,313 5,071,078
(1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.16%, 08/12/32
(l)
USD 610 605,845
Alliant Holdings Intermediate LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR + 2.50%), 6.67%
,
 09/19/31
(l)
985 982,212
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 3.25%), 7.51%
,
 08/20/32 ..... 13,144 13,185,300
AllSpring Buyer LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 2.75%), 6.81% -
7.23%
,
 11/01/30
(l)
........... 982 983,633
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 11.19%
,
 12/21/27
(d)
20,684 20,528,535
Alpha Generation LLC, 1st Lien Term
Loan B, 09/30/31
(l)(s)
.......... 499 497,744
Altafiber , 1st Lien Term Loan B5,
(1-mo. CME Term SOFR + 2.25%),
6.41%
,
 11/23/28
(l)
........... 992 993,550
Altar Bidco , Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.58%
,
 02/01/30 . 35,591 33,692,855
Alterra Mountain Co., 1st Lien Term
Loan B8, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.66%
,
 05/31/30
(d)(l)
.......... 458 458,583
Amentum Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.41%
,
 09/29/31
(l)
........... 14,850 14,832,408
American Airlines, Inc., 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.26%
,
 06/04/29
(l)
........... 990 987,832
American Axle & Manufacturing, Inc.,
1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor +
3.00%), 7.18%
,
 12/13/29
(l)
...... 975 972,183
American Residential Services LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR + 2.75%), 6.75%
,
 02/02/32
(l)
998 993,141
Amneal Pharmaceuticals LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.66%
,
 08/02/32
(l)
........... 695 693,839
Amynta Agency Borrower, Inc., 1st Lien
Term Loan, 12/29/31
(l)(s)
....... 1,045 1,040,832
Anticimex Global AB, 1st Lien Term
Loan B6, (1-day SOFR at 0.50%
Floor + 3.40%), 7.76%
,
 11/16/28
(l)
. 118 118,379
Arcline FM Holdings LLC, 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.58%
,
 06/24/30
(l)
........... 461 460,773
Security
Par (000)
Par (000) Value
United States (continued)
Aretec Group, Inc., 1st Lien Term
Loan B3, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.66%
,
 08/09/30
(l)
........... USD 496 $ 496,171
Arsenal AIC Parent LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.91%
,
 08/19/30
(l)
........... 843 841,926
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.26%
,
 11/24/27
(l)
........... 992 962,977
Ascend Learning LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.16%
,
 12/11/28
(l)
........... 992 990,936
ASP Dream Acquisition Co. LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.25%),
8.51%
,
 12/15/28
(d)(l)
.......... 497 455,148
Asurion LLC, 1st Lien Term Loan B13,
09/19/30
(l)(s)
................ 1,423 1,412,435
AthenaHealth Group, Inc., 1st Lien
Term Loan, 02/15/29
(l)(s)
....... 996 993,753
Atlas Luxco 4 SARL, 1st Lien Term
Loan B, (1-mo. EURIBOR + 3.75%),
5.66%
,
 08/20/32 ............ EUR 5,076 5,972,069
Autokiniton US Holdings, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
8.43%
,
 04/06/28
(l)
........... USD 1,492 1,475,948
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.66%
,
 08/01/28 ...... 91 79,937
B&G Foods, Inc., 1st Lien Term
Loan B5, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.66%
,
 10/10/29
(l)
........... 992 949,805
Baldwin Insurance Group Holdings
LLC (The), 1st Lien Term Loan B2,
(1-mo. CME Term SOFR + 2.50%),
6.64%
,
 05/26/31
(l)
........... 473 472,537
Bally's Corp., Facility 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.84%
,
 10/02/28
(l)
........... 30,368 29,432,111
Barracuda Networks, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.81%
,
 08/15/29
(l)
........... 982 820,122
Bausch + Lomb Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
8.41%
,
 01/15/31
(l)
........... 20,374 20,356,874
BCPE Empire Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.41%
,
 12/11/30
(l)
........... 498 496,490
Beach Acquisition Bidco LLC, 1st Lien
Term Loan B2, 09/13/32
(s)
...... EUR 4,429 5,211,062
Bleriot US Bidco , Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.77%
,
 10/31/30
(l)
........... USD 1,190 1,189,778

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Boost Newco Borrower LLC, 1st Lien
Term Loan B2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.00%
,
 01/31/31
(l)
........... USD 617 $ 617,602
Boots Group Finco LP, 1st Lien Term
Loan, (3-mo. EURIBOR + 3.50%),
5.52%
,
 08/30/32 ............ EUR 6,400 7,571,026
Boxer Parent Co., Inc., 1st Lien Term
Loan
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.53%, 07/30/31 .... 10,614 12,494,752
(3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.20%, 07/30/31
(l)
USD 1,423 1,420,067
Brand Industrial Services, Inc., 1st Lien
Term Loan C, (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.80%
,
 08/01/30
(l)
........... 1,076 972,815
Broadstreet Partners Group LLC, 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.91%
,
 06/16/31
(l)
........... 988 988,564
CACI International, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.91%
,
 10/30/31
(l)
........... 993 992,514
Caesars Entertainment, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.41%
,
 02/06/30
(l)
........... 819 816,319
Caesars Entertainment, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.41%
,
 02/06/31
(l)
........... 8,562 8,533,536
Calpine Construction Finance Co.
LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
 07/19/30
(l)
...... 1,215 1,214,740
Camelot US Acquisition LLC, 1st Lien
Term Loan B, 01/31/31
(l)(s)
...... 1,370 1,361,467
Cast & Crew LLC, Facility 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
7.91%
,
 12/29/28
(l)
........... 956 860,260
Cengage Learning, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 1.00% Floor + 3.50%), 7.67% -
7.92%
,
 03/24/31
(l)
........... 496 494,647
Central Parent LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.25%
,
 07/06/29
(l)
........... 1,483 1,279,067
Champions Financing, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.95%
,
 02/06/29
(l)
........... 378 353,629
Chariot Buyer LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.88% -
7.22%
,
 09/08/32
(l)
........... 611 611,161
Charter Next Generation, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 2.75%),
6.93%
,
 11/29/30
(l)
........... 1,248 1,251,140
Security
Par (000)
Par (000) Value
United States (continued)
Chemours Co. (The), 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.16%
,
 08/18/28
(l)
........... USD 908 $ 906,189
CHG Healthcare Services, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR
+ 2.75%), 7.05%
,
 09/29/28
(l)
.... 1,279 1,278,985
Chobani LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.76%
,
 10/25/27
(l)
993 995,207
Chromalloy Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.54%
,
 03/27/31
(l)
1,356 1,358,387
Cirkul Sr Sec, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 4.00%
Floor + 7.50%), 11.59% (11.59%
Cash or 3.50% PIK),  04/23/28
(d)(p)
. 18,228 17,933,166
Citadel Securities Global Holdings LLC,
Facility 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
 10/31/31
(l)
...... 985 986,662
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.91%
,
 01/28/32 . 7,000 6,997,830
Cloud Software Group, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR + 3.25%), 7.48%
,
 03/21/31
(l)
1,993 1,999,706
Cloud Software Group, Inc., Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.73%
,
 03/30/29 ............ EUR 4,085 4,822,423
Cloudera, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.17%
,
 10/09/28
(l)
USD 500 491,040
Clover Holdings 2 LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.94%
,
 12/09/31
(l)
........... 993 992,205
Clue Opco LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.50%), 8.81%
,
 12/19/30
(l)
929 926,177
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 7.34%
,
 04/13/29 ...... 17,651 17,621,293
CNT Holdings I Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor + 2.25%), 6.56% -
6.81%
,
 11/08/32
(l)
........... 1,444 1,442,319
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B, (6-mo. CME
Term SOFR at 0.50% Floor +
3.75%), 8.37%
,
 08/03/29
(l)
...... 1,375 1,374,401
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.76%
,
 09/29/28 . 10,707 10,718,398
Coral-US Co-Borrower LLC, 1st Lien
Term Loan B6, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.26%
,
 10/15/29
(l)
........... 1,000 994,430
Core & Main LP, 1st Lien Term Loan E,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.17%
,
 02/10/31
(l)
757 754,163

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CoreWeave Compute Acquisition Co.
II LLC, Delayed Draw 1st Lien Term
Loan, (3-mo. CME Term SOFR at
0.00% Floor + 9.62%), 13.62% -
13.95%
,
 07/31/28
(d)
.......... USD 46,243 $ 46,011,462
CoreWeave Compute Acquisition Co.
III LLC, Delayed Draw 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 6.00%),
10.00%
,
 05/16/29
(d)
.......... 49,350 48,856,370
Cotiviti, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.03%
,
 05/01/31
(l)
1,283 1,258,977
CP Iris Holdco I, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.66%
,
 10/02/28
(l)
........... 334 333,021
CPM Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.78%
,
 09/28/28
(l)
........... 308 306,514
CRC Insurance Group LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.75%
,
 05/06/31
(l)
........... 523 521,838
Creative Artists Agency LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.66%
,
 10/01/31
(l)
........... 267 267,542
Crocs, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
2.25%), 6.25%
,
 02/19/29
(l)
...... 424 424,848
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.75%
,
 04/15/27 ..... 4,213 4,071,879
CTP-02 Propco LLC, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.53%
,
 12/06/29
(d)
........... 15,499 15,490,904
Cushman & Wakefield US Borrower
LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
2.75%), 6.91%
,
 01/31/30
(l)
...... 948 949,281
CVR CHC LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.00%
,
 12/30/27
(d)
10,777 10,776,588
Dave & Buster's, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.56%
,
 06/29/29
(l)
........... 774 720,931
Dayforce, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.31%
,
 03/01/31
(d)(l)
258 257,747
Dealer Tire Financial LLC, 1st Lien
Term Loan B5, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.32%
,
 07/02/31
(l)
........... 1,480 1,471,423
Delta Topco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.02%
,
 11/30/29
(l)
. 990 977,879
Derby Buyer LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.18%
,
 11/01/30
(l)
. 513 513,745
Security
Par (000)
Par (000) Value
United States (continued)
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.67%
,
 12/21/28 ............ USD 6,093 $ 5,971,150
DirecTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.57%
,
 08/02/27 ............ 392 391,677
DirecTV Financing LLC, 1st Lien Term
Loan B
(3-mo. CME Term SOFR at 0.75%
Floor + 5.25%), 9.82%, 08/02/29
(l)
798 798,082
(1-mo. CME Term SOFR at 0.75%
Floor + 5.50%), 9.81%, 02/17/31 16,137 15,753,776
Discovery Energy Holding Corp., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.75%
,
 05/01/31
(l)
........... 500 500,470
Discovery Purchaser Corp., 1st Lien
Term Loan, 10/04/29
(l)(s)
....... 523 520,177
DK Crown Holdings, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
6.00%
,
 03/04/32
(l)
........... 274 273,113
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.16%
,
 10/31/31
(l)
........... 1,042 1,041,753
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B2, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.16%
,
 10/31/31
(l)
........... 396 396,341
EAB Global, Inc., 1st Lien Term Loan,
08/16/30
(l)(s)
................ 500 486,340
ECL Entertainment LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR +
3.00%), 7.16%
,
 08/30/30 ...... 21,807 21,769,314
EIS Group Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 11.16%
,
 07/10/28
(d)
28,919 27,944,020
EIS Group Ltd., Revolving Loan 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 7.00%),
11.16%
,
 07/10/28
(d)
.......... 2,892 2,794,402
Elanco Animal Health, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
6.13%
,
 08/02/27
(l)
........... 594 593,693
Element Materials Technology
Group US Holdings, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.68%),
7.68%
,
 06/22/29
(l)
........... 980 985,052
Ellucian Holdings, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.91%
,
 10/09/29
(l)
........... 802 801,329
Emerald Technologies US
AcquisitionCo , Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.60%
,
 12/29/27
(d)
.......... 7,288 5,028,815

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
EMRLD Borrower LP, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.45%
,
 05/31/30
(l)
........... USD 1,481 $ 1,476,191
Engineered Machinery Holdings,
Inc., 1st Lien Term Loan, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.75%
,
 05/19/28 ............ EUR 3,959 4,676,834
Ensemble RCM LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.31%
,
 08/01/29
(l)
........... USD 1,357 1,360,198
EP Purchaser LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.78%
,
 11/06/28
(l)
. 977 916,950
Examworks Bidco , Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.91%
,
 11/01/28
(l)
........... 985 986,583
Fertitta Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.41%
,
 01/29/29
(l)
........... 16,394 16,364,662
Finastra USA, Inc., 1st Lien Term
Loan, (3-mo. EURIBOR + 4.50%),
6.51%
,
 07/30/32 ............ EUR 3,496 4,126,197
First Advantage Holdings LLC, 1st Lien
Term Loan B3, (1-mo. CME Term
SOFR + 2.75%), 6.91%
,
 10/31/31
(l)
USD 979 953,186
First Brands Group LLC, 1st Lien Term
Loan, 03/30/27
(s)
............ EUR 1,460 539,044
Fleet Midco I Ltd., 1st Lien Term
Loan B2, (6-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.54%
,
 02/21/31
(d)(l)
.......... USD 928 927,602
Focus Financial Partners LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.91%
,
 09/15/31
(l)
........... 1,182 1,181,666
Fortrea Holdings, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.06%
,
 07/01/30
(l)
........... 307 283,008
Fortress Intermediate 3, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.25%
,
 06/27/31
(l)
........... 993 994,981
Foundation Building Materials, Inc.,
1st Lien Term Loan, (3-mo. CME
Term SOFR + 4.00%), 8.31% -
8.32%
,
 01/29/31
(l)
........... 1,466 1,467,764
Gainwell Acquisition Corp., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.10%
,
 10/01/27
(l)
........... 984 967,514
Galaxy Universal LLC, Term Loan,
(6-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 10.75%
,
 11/12/26
(d)
27,378 27,240,779
Genesys Cloud Services, Inc., 1st Lien
Term Loan, 01/30/32
(l)(s)
....... 999 992,030
Genuine Financial Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.41%
,
 09/27/30
(l)
........... 962 883,733
Security
Par (000)
Par (000) Value
United States (continued)
Go Daddy Operating Co. LLC, 1st Lien
Term Loan B8, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.91%
,
 11/09/29
(l)
........... USD 986 $ 984,853
Goat Holdco LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.91%
,
 01/27/32 . 5,970 5,973,224
Gogo Intermediate Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
8.18%
,
 05/01/28
(l)
........... 997 988,581
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.22%
,
 04/30/28 . 10,183 6,430,323
Grant Thornton Advisors LLC, 1st Lien
Term Loan
(l)
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.66%, 06/02/31 993 985,859
(1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.16%, 06/02/31 445 443,976
Grifols Worldwide Operations USA,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.26%
,
 11/15/27
(l)
...... 683 680,221
Grinding Media, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.70%
,
 10/12/28
(d)(l)
.......... 980 979,898
Guardian US Holdco LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.50%
,
 01/31/30
(l)
........... 992 992,216
Gulfside Supply, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.00%
,
 06/17/31
(l)
........... 986 986,272
Hanesbrands, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.91%
,
 03/08/32
(l)
1,120 1,123,167
Helios Software Holdings, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.80%
,
 07/18/30
(l)
........... 714 713,908
Hilcorp Energy I LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.15%
,
 02/06/30
(l)
284 283,575
Hilton Domestic Operating Co., Inc.,
1st Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
 11/08/30
(l)
...... 276 276,177
Hilton Garden Inn, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 0.00%), 7.61%
,
 05/31/29
(d)
29,100 28,757,880
Hilton Grand Vacations Borrower
LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.16% - 6.32%
,
 01/17/31
(l)
652 651,392
Hobbs & Associates LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.91%
,
 07/23/31
(l)
........... 998 996,163

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
HomeServe USA Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.89%
,
 10/21/30
(l)
........... USD 1,429 $ 1,425,027
HP LQ Investment LP, 1st Lien Term
Loan
(d)
(1-mo. CME Term SOFR at 0.00%
Floor + 2.82%), 7.14%, 12/09/26 2,285 2,284,949
(1-mo. CME Term SOFR at 0.00%
Floor + 2.82%), 7.15%, 12/09/26 25,900 25,900,000
Hrni Holdings LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 8.40%
,
 12/11/28
(d)
28,885 28,067,137
HUB International Ltd., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor + 2.25%), 6.58% -
6.71%
,
 06/20/30
(l)
........... 847 848,211
Hunter Douglas, Inc., 1st Lien Term
Loan B1, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.25%
,
 01/16/32
(l)
........... 1,346 1,346,441
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.07%
,
 10/25/28
(d)
.......... 4,155 3,407,150
Icon Parent I, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.75%),
6.75%
,
 11/13/31
(l)
........... 13,965 13,940,980
Indicor LLC, 1st Lien Term Loan D,
(3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 6.75%
,
 11/22/29
(l)
. 1,821 1,822,357
Indy US Holdco LLC, 1st Lien Term
Loan, (1-mo. EURIBOR + 3.00%),
4.91%
,
 10/31/30 ............ EUR 2,648 3,110,462
Informatica LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.41%
,
 10/27/28
(l)
USD 987 988,446
Innio North America Holding, Inc.,
Facility 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.39%
,
 11/02/28
(l)
...... 654 653,210
Interface Security Systems LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
11.42% 06/30/25
(d)(e)(f)
......... 19,857 8,885,984
ION Platform Finance SARL, 1st Lien
Term Loan B, 0.00%
,
 09/30/32 ... EUR 5,647 6,549,254
IRB Holding Corp., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.75%
Floor + 2.50%), 6.66%
,
 12/15/27
(l)
USD 990 990,062
Iridium Satellite LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 2.25%),
6.41%
,
 09/20/30
(l)
........... 1,106 1,045,849
ITG Communications LLC, 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.95%
,
 07/09/31 ............ 22,233 21,941,303
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.66%
,
 04/26/30 ............ 7,790 7,702,448
Security
Par (000)
Par (000) Value
United States (continued)
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.16%
,
 01/28/32
(l)
........... USD 5,979 $ 5,925,144
Janus International Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.70%
,
 08/05/30
(l)
........... 992 993,042
JFL-Tiger Acquisition Co., Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
7.89%
,
 10/17/30
(l)
........... 658 658,840
Jump Financial LLC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR +
3.50%), 7.50%
,
 02/26/32
(l)
...... 986 990,966
Kaman Corp., 1st Lien Term Loan,
(6-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.79% -
7.21%
,
 02/26/32
(l)
........... 8,783 8,748,978
Kaman Corp., Delayed Draw 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 2.50%),
6.83%
,
 02/26/32
(l)
........... 77 77,173
KBR, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
 01/17/31
(l)
...... 303 303,683
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
8.00% - 8.32%
,
 08/11/28
(d)(l)
..... 998 977,854
Leased & Tenanted Pubs 1 Ltd.,
2nd Lien Term Loan, (Daily
SONIA at 0.00% Floor + 9.38%),
13.84%
,
 10/31/29 ........... GBP 4,492 5,921,042
Legence Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.00%),
7.16%
,
 12/15/28
(l)
........... USD 439 439,858
Life Time, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.00%),
6.25%
,
 11/05/31
(l)
........... 731 730,104
Light & Wonder International, Inc.,
1st Lien Term Loan B2, (1-mo.
CME Term SOFR at 0.50% Floor +
2.25%), 6.39%
,
 04/16/29
(l)
...... 983 983,157
Long Point Development LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.35%),
8.69%
,
 01/01/28
(d)
........... 16,500 16,500,000
LSF12 Crown US Commercial Bidco
LLC, 1st Lien Term Loan, 12/02/31
(l)
(s)
...................... 995 995,627
Lummus Technology Holdings V
LLC, 1st Lien Term Loan B, (1-
mo. CME Term SOFR + 2.50%),
6.66%
,
 12/31/29
(l)
........... 980 981,525
Maravai Intermediate Holdings LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.33%
,
 10/19/27
(d)(l)
.......... 552 535,107
Maverick Gaming LLC, 1st Lien Term
Loan
(d)
(US Prime Rate at 0.00% Floor +
7.50%), 14.75%, 06/05/28 .... 5,368 2,952,192

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(US Prime Rate at 0.00% Floor +
7.50%), 14.75%, 06/05/28 .... USD 3,056 $ 2,750,784
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor +
3.00%), 7.20%
,
 05/04/28
(l)
...... 5,093 5,089,659
McAfee Corp., 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.53%
,
 03/01/29 ...... EUR 4,411 5,079,477
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.22%
,
 03/01/29 . USD 11,940 11,383,930
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
11.31%
,
 11/01/29 ............ 3,210 647,361
Medline Borrower LP, 1st Lien Term
Loan, (1-mo. CME Term SOFR +
2.00%), 6.16%
,
 10/23/30
(l)
...... 890 889,913
MH Sub I LLC, 1st Lien Term Loan
(l)
(3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.25%, 05/03/28 878 843,531
(1-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.41%, 12/31/31 594 546,166
Mitchell International, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.41%
,
 06/17/31
(l)
........... 990 988,525
Modena Buyer LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
8.81%
,
 07/01/31
(l)
........... 500 493,215
Momentive Performance Materials,
Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
4.00%), 8.16%
,
 03/29/28
(l)
...... 632 633,769
Montage Hotels & Resorts LLC,
Revolving 1st Lien Term Loan,
(3-mo. CME Term SOFR + 0.00%),
0.00% - 10.49%
,
 02/16/29
(d)
..... 2,014 1,938,318
Montage Hotels & Resorts LLC,
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 6.00%),
10.49%
,
 02/16/29
(d)
.......... 12,551 12,080,533
Motion Finco SARL, Facility 1st Lien
Term Loan B3, (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.50%
,
 11/13/29
(l)
........... 1,481 1,324,691
MPH Acquisition Holdings LLC, 1st Lien
Term Loan
(l)
(3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.06%, 12/31/30 53 52,782
(3-mo. CME Term SOFR at 0.50%
Floor + 4.60%), 9.17%, 12/31/30 439 402,967
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.65%, 01/24/29 2,407 1,809,614
(3-mo. CME Term SOFR at 1.00%
Floor + 5.50%), 9.80%, 01/24/29 1,365 1,372,077
Neon Maple US Debt Mergersub ,
Inc., 1st Lien Term Loan B1, (1-
mo. CME Term SOFR + 2.75%),
6.91%
,
 11/17/31
(l)
........... 995 994,519
Security
Par (000)
Par (000) Value
United States (continued)
Neptune Bidco US, Inc., 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 6.97%
,
 04/11/29 . EUR 1,985 $ 2,317,125
NGL Energy Operating LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.66%
,
 02/03/31
(l)
........... USD 411 410,918
Oldcastle BuildingEnvelope , Inc., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
8.25%
,
 04/30/29
(l)
........... 977 910,920
Olympus Water US Holding Corp., 1st
Lien Term Loan B, 07/23/32
(l)(s)
... 265 262,824
Olympus Water US Holding Corp.,
1st Lien Term Loan B5, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.75%
,
 06/23/31 ............ EUR 5,362 6,314,049
Olympus Water US Holding Corp.,
1st Lien Term Loan B6, (3-mo.
CME Term SOFR at 0.50% Floor +
3.00%), 7.30%
,
 06/23/31 ...... USD 7,355 7,275,431
OMNIA Partners LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.81%
,
 07/25/30
(l)
........... 933 933,004
OneDigital Borrower LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.32%
,
 07/02/31
(l)
........... 990 988,782
Organon & Co., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.41%
,
 05/19/31
(l)
617 600,804
Pai HoldCo , Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.32%
,
 10/28/27 . 11,183 9,315,284
Peninsula Pacific Entertainment LLC,
1st Lien Term Loan B, 08/16/32
(d)(s)
16,407 16,366,340
Peraton Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.01%
,
 02/01/28
(l)
460 386,982
PetSmart LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.00%),
8.14%
,
 08/18/32
(l)
............ 1,225 1,205,980
Phoenix Guarantor, Inc., 1st Lien
Term Loan B5, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.66%
,
 02/21/31
(l)
........... 985 985,139
Pitney Bowes, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.91%
,
 03/19/32 . 11,671 11,656,761
Planet US Buyer LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.20%
,
 02/07/31
(l)
........... 949 953,220
Playtika Holding Corp., Facility 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.03%
,
 03/13/28
(l)
........... 987 970,853
Polaris Newco LLC, 1st Lien Term Loan
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.03%, 06/02/28 .... EUR 4,954 5,407,297
(3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 8.57%, 06/02/28
(l)
USD 987 950,267

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Prime Security Services Borrower
LLC, 1st Lien Term Loan B1, (6-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.13%
,
 10/15/30
(l)
...... USD 1,346 $ 1,342,341
Primo Brands Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 6.55% -
6.96%
,
 03/31/28
(l)
........... 494 493,426
Project Alpha Intermediate Holding,
Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
 10/28/30
(l)
...... 956 958,106
Project Aurora US Finco , Inc., 1st Lien
Term Loan B
(3-mo. EURIBOR + 3.25%),
0.00%, 09/24/32 .......... EUR 1,600 1,883,176
 09/26/32
(s)
................ 1,600 1,878,480
Proofpoint, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.16%
,
 08/31/28
(l)
USD 7,445 7,464,730
Quartz AcquireCo LLC, 1st Lien
Term Loan B2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.25%
,
 06/28/30
(l)
........... 1,543 1,535,895
Quikrete Holdings, Inc., 1st Lien
Term Loan B3, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.41%
,
 02/10/32
(l)
........... 512 512,077
Raven Acquisition Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.16%
,
 11/19/31
(l)
........... 438 437,333
RealPage, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.26%
,
 04/24/28
(l)
987 984,422
Redstone Holdco 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.06%
,
 04/27/28 ............ 21,759 11,042,931
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 7.75%),
12.32%
,
 04/27/29 ........... 10,460 2,102,460
Reworld Holding Corp., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.39%
,
 11/30/28
(l)
........... 1,867 1,868,024
Reworld Holding Corp., 1st Lien
Term Loan C, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.39%
,
 11/30/28
(l)
........... 103 102,848
Robertshaw US Holding Corp., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 8.00%),
0.00%
,
 02/26/27
(d)(e)(f)
......... 4,760 47,600
Rocket Software, Inc., 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.66%
,
 11/28/28 . EUR 4,000 4,712,496
Runitonetime LLC, 1st Lien Term Loan
(12-mo. CME Term SOFR at
2.00% Floor + 12.50%),
16.28%, 04/16/26
(d)
........ USD 351 337,398
Security
Par (000)
Par (000) Value
United States (continued)
(1-mo. CME Term SOFR at
2.00% Floor + 12.50%),
16.66%, 05/06/26 ......... USD 1,103 $ 1,060,247
(12-mo. CME Term SOFR +
12.50%), 16.38%, 07/07/26
(d)
.. 425 408,937
Sabre GLBL, Inc., 1st Lien Term Loan
B1
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.78%, 12/17/27 1,770 1,672,867
(1-mo. CME Term SOFR at
0.50% Floor + 6.00%),
10.26%, 11/15/29
(d)
........ 2,541 2,388,540
Sabre GLBL, Inc., 1st Lien Term Loan
B2
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.78%, 12/17/27 1,606 1,518,003
(1-mo. CME Term SOFR at 0.50%
Floor + 5.00%), 9.26%, 06/30/28 4,117 3,849,388
Savor Acquisition, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.32%
,
 02/19/32
(l)
........... 868 872,852
Scientific Games Holdings LP, 1st Lien
Term Loan, 04/04/29
(l)(s)
....... 1,496 1,482,950
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (6-mo. CME Term
SOFR at 0.75% Floor + 3.00%),
7.20%
,
 01/31/29
(l)
........... 496 496,602
Sheraton San Diego, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
2.75%
,
 04/07/30
(d)
........... 15,100 15,120,636
Shift4 Payments LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 2.75%), 6.80% -
7.05%
,
 06/30/32
(l)
........... 370 372,620
Signia Aerospace LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR +
2.75%), 6.63% - 7.06%
,
 12/11/31
(l)
528 528,120
Signia Aerospace LLC, Delayed Draw
1st Lien Term Loan, (3-mo. CME
Term SOFR + 0.00%), 6.74% -
7.06%
,
 12/11/31
(l)
........... 7 7,231
Skopima Consilio Parent LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
7.91%
,
 05/12/28
(l)
........... 496 419,024
Sodalite Tahoe Hotel LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.90%),
0.00%
,
 10/25/26
(d)
........... 19,245 18,944,788
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan, 09/11/29
(d)(s)
.... 42,994 43,316,203
Solina Group Services, Facility
1st Lien Term Loan 8, (6-mo.
EURIBOR at 0.00% Floor + 3.40%),
5.49%
,
 07/31/28 ............ EUR 4,000 4,723,767
Sotera Health Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 2.50%), 6.66%
,
 05/30/31
(l)
.... USD 943 943,206
Sparta US HoldCo LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.00%),
7.28%
,
 08/02/30
(l)
........... 1,496 1,474,735

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Stakeholder Midstream LLC, 1st Lien
Term Loan, (6-mo. CME Term SOFR
+ 4.00%), 8.04%
,
 01/02/31 ..... USD 22,339 $ 22,366,936
Star Parent, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.00%
,
 09/27/30
(l)
985 984,586
Stonepeak Nile Parent LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.08%
,
 04/09/32
(l)
........... 1,465 1,463,901
Summit Acquisition, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.83%
,
 10/16/31
(l)
........... 389 390,161
Sunrise Financing Partnership, Facility
1st Lien Term Loan B, (6-mo. CME
Term SOFR at 0.00% Floor +
2.50%), 6.69%
,
 02/16/32
(l)
...... 913 909,338
Surgery Center Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 2.50%), 6.66%
,
 12/19/30
(l)
.... 300 300,484
Tarkett Participation SASU, 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
5.75%
,
 04/21/31 ............ EUR 3,979 4,691,945
Tecta America Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.16%
,
 02/18/32
(l)
........... USD 479 480,198
Topgolf Callaway Brands Corp., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.16%
,
 03/18/30
(l)
........... 937 925,496
TransDigm , Inc., 1st Lien Term Loan J,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.50%
,
 02/28/31
(l)
985 984,391
TransDigm , Inc., 1st Lien Term Loan L,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.50%
,
 01/19/32
(l)
327 326,475
TripAdvisor, Inc., 1st Lien Term Loan B,
07/08/31
(l)(s)
................ 997 973,372
Tronox Finance LLC, 1st Lien Term
Loan B2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.55%
,
 04/04/29
(l)
........... 995 899,410
UKG, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
 02/10/31
(l)
...... 985 983,704
USI, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.25%
,
 09/27/30
(l)
...... 1,284 1,281,463
Vaco Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.60%
Floor + 5.00%), 9.15%
,
 01/22/29 . 7,509 6,439,332
VC GB Holdings I Corp., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.76%
,
 07/23/28
(l)
........... 980 976,646
Verde Purchaser LLC, 1st Lien Term
Loan, 11/30/30
(l)(s)
........... 990 978,742
VeriFone Systems, Inc., 1st Lien Term
Loan, 08/18/28
(s)
............ 23,531 22,723,209
Security
Par (000)
Par (000) Value
United States (continued)
Veritas Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 2.50%
Floor + 8.00%), 12.30% 06/30/31 . USD 4,156 $ 4,194,367
Vertiv Group Corp., 1st Lien Term Loan
B4, (1-mo. CME Term SOFR +
1.75%), 6.03%
,
 08/12/32
(l)
...... 996 997,310
Vestis Corp., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.45%
,
 02/24/31
(l)
1,051 986,298
Viasat , Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 8.75%
,
 05/30/30
(l)
...... 459 450,861
Viavi Solutions, Inc., 1st Lien Term Loan
B, 06/11/32
(l)(s)
.............. 565 565,706
Virgin Media Bristol LLC, Facility 1st
Lien Term Loan Q, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.51%
,
 01/31/29
(l)
........... 1,000 999,040
Virtusa Corp., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 4.00%
,
 02/15/29
(l)
977 964,003
VS Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.25%),
6.56%
,
 04/14/31
(l)
........... 987 984,595
Wand NewCo 3, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.66%
,
 01/30/31
(l)
........... 6,123 6,098,436
Waystar Technologies, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 2.00%), 6.32%
,
 10/22/29
(l)
.... 131 130,641
WEC US Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.53%
,
 01/27/31
(l)
........... 1,337 1,337,851
West Deptford Energy Holdings LLC,
1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 8.32%
,
 07/26/32 ...... 8,910 8,827,583
WEX, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.91%
,
 04/03/28
(l)
960 958,754
Whatabrands LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR
at 0.50% Floor + 2.50%), 6.81% -
6.82%
,
 08/03/28
(l)
........... 370 370,515
White Cap Supply Holdings LLC,
Facility 1st Lien Term Loan C, (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 7.42%
,
 10/19/29
(l)
...... 1,985 1,984,583
Wilsonart LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 8.25%
,
 08/05/31
(l)
990 955,350
Windsor Holdings III LLC, 1st Lien Term
Loan B, (1-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.65%
,
 08/01/30 . EUR 4,000 4,681,924
X Corp., 1st Lien Term Loan B1,
10/26/29
(s)
................ USD 2,937 2,878,887
Xerox Corp., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
4.00%), 8.00% - 8.16%
,
 11/19/29 . 1,970 1,824,712
Zayo Group LLC, 1st Lien Term
Loan, (1-mo. EURIBOR + 3.75%),
5.64%
,
 03/11/30 ............ EUR 1,449 1,634,006

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Zelis Payments Buyer, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.03% -
7.57%
,
 11/26/31
(l)
........... USD 978 $ 977,124
1,173,350,623
Total Floating Rate Loan Interests — 5.0%
(Cost: $2,220,183,351) ........................... 2,221,152,308
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 9.50%, 01/17/31
(c)
....... 7,496 7,675,904
Australia — 0.2%
NBN Co. Ltd., 5.35%, 03/06/35
(b)
... AUD 8,000 5,422,870
Queensland Treasury Corp., 3.25%,
05/21/35
(b)
................ EUR 14,700 17,209,817
Treasury Corp. of Victoria
5.50%, 09/15/39 ............ AUD 53,790 35,896,094
5.00%, 11/20/40 ............ 11,708 7,334,181
65,862,962
Chile — 0.0%
Corp. Nacional del Cobre de Chile
(b)
3.15%, 01/14/30 ............ USD 1,538 1,459,562
6.44%, 01/26/36 ............ 596 644,276
Empresa Nacional del Petroleo , 5.95%,
07/30/34
(c)
................ 547 573,152
2,676,990
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ..... 1,658 1,798,681
Denmark — 0.0%
Orsted A/S
(a)(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.14%),
2.50%, 02/18/3021 ........ GBP 5,000 5,044,451
(5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13%, 03/14/3024 ... EUR 1,525 1,836,502
6,880,953
France — 0.4%
Electricite de France SA
(b)
(13-Year GBP Swap Semi + 4.23%),
6.00%
(a)(o)
............... GBP 20,000 26,980,510
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(a)(o)
......... EUR 19,000 22,006,187
(5-Year EUR Swap Annual +
3.20%), 3.00%
(a)(o)
......... 1,000 1,153,906
(5-Year EUR Swap Annual +
2.86%), 2.63%
(a)(o)
......... 24,000 27,434,393
(5-Year EUR Swap Annual +
4.86%), 7.50%
(a)(o)
......... 12,400 15,983,870
(BPISDS15 + 3.32%), 5.88%
(a)(o)
. GBP 5,900 7,835,724
(5-Year EURIBOR ICE Swap Rate +
2.94%), 5.13%
(a)(o)
......... EUR 2,800 3,392,348
(5-Year EUR Swap Annual +
3.97%), 3.38%
(a)(o)
......... 7,000 7,879,229
(5-Year EURIBOR ICE Swap Rate +
2.07%), 4.38%
(a)(o)
......... 16,500 19,226,536
(5-Year EURIBOR ICE Swap Rate +
3.28%), 5.63%
(a)(o)
......... 4,200 5,177,312
6.13%, 06/02/34 ............ GBP 8,000 11,001,178
Security
Par (000)
Par (000) Value
France (continued)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38%
(a)(o)
............... GBP 7,500 $ 10,287,396
5.50%, 10/17/41 ............ 6,900 8,288,218
4.63%, 05/07/45 ............ EUR 10,700 12,310,628
2.00%, 12/09/49 ............ 3,900 2,762,909
181,720,344
Hungary — 0.0%
(b)
Magyar Export-Import Bank Zrt ., 6.00%,
05/16/29 ................. 2,621 3,325,283
MFB Magyar Fejlesztesi Bank Zrt .,
6.50%, 06/29/28 ............ USD 1,550 1,626,539
MVM Energetika Zrt .
7.50%, 06/09/28 ............ 3,494 3,695,324
6.50%, 03/13/31 ............ 350 371,000
9,018,146
India — 0.0%
Power Finance Corp. Ltd., 1.84%,
09/21/28
(b)
................ EUR 834 939,531
Indonesia — 0.1%
(b)
Bank Negara Indonesia Persero Tbk .
PT, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.47%), 4.30%
(a)(o)
........... USD 23,000 22,310,575
Garuda Indonesia Persero Tbk . PT,
6.50%, (6.50% Cash or 7.25% PIK),
12/28/31
(p)
................ 13,854 12,068,079
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
1.88%, 11/05/31 ............ EUR 8,000 8,415,027
4.88%, 07/17/49 ............ USD 2,500 2,154,687
4.00%, 06/30/50 ............ 6,000 4,482,120
49,430,488
Italy — 0.0%
Poste Italiane SpA , (5-Year EURIBOR
ICE Swap Rate + 2.68%), 2.63%
(a)(b)
(o)
...................... EUR 4,860 5,491,912
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC
13.00%, 04/15/27
(b)
.......... KZT 100,000 170,311
13.49%, 05/23/28
(b)
.......... 492,500 803,505
13.49%, 05/23/28
(c)
.......... 5,182,500 8,455,153
17.30%, 07/03/28
(b)
.......... 587,000 1,032,173
10,461,142
Mexico — 0.2%
Petroleos Mexicanos
6.88%, 10/16/25 ............ USD 1,450 1,448,695
3.63%, 11/24/25
(b)
........... EUR 965 1,131,259
3.75%, 04/16/26
(b)
........... 5,789 6,798,699
6.50%, 03/13/27 ............ USD 39,581 40,046,077
2.75%, 04/21/27
(b)
........... EUR 422 489,410
4.75%, 02/26/29
(b)
........... 8,200 9,684,973
8.75%, 06/02/29 ............ USD 2,337 2,521,790
6.84%, 01/23/30 ............ 10,871 11,061,351
5.95%, 01/28/31 ............ 16,669 16,160,595
6.70%, 02/16/32 ............ 2,870 2,844,888
6.95%, 01/28/60 ............ 396 326,482
92,514,219

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mongolia — 0.0%
City of Ulaanbaatar Mongolia, 7.75%,
08/21/27
(b)
................ USD 6,000 $ 6,122,250
Morocco — 0.1%
OCP SA
4.50%, 10/22/25
(b)
........... 4,882 4,875,898
6.75%, 05/02/34
(c)
........... 10,000 10,887,500
5.13%, 06/23/51
(b)
........... 557 463,496
7.50%, 05/02/54
(c)
........... 2,016 2,237,135
18,464,029
Peru — 0.0%
Corp. Financiera de Desarrollo SA
2.40%, 09/28/27
(b)
........... 2,071 1,984,929
5.50%, 05/06/30
(c)
........... 1,409 1,448,452
Fondo MIVIVIENDA SA, 4.63%,
04/12/27
(b)
................ 789 792,945
Petroleos del Peru SA, 4.75%,
06/19/32
(c)
................ 1,966 1,706,488
5,932,814
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S,
8.25%, 02/14/29
(b)
........... 979 1,035,782
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 4.75%,
06/02/30
(c)
................ 749 759,486
SRC Sukuk Ltd.
(b)
4.38%, 04/02/29 ............ 22,592 22,563,760
4.88%, 10/02/35 ............ 19,230 19,059,045
42,382,291
Supranational — 0.3%
European Union, 4.00%, 10/12/55
(b)
. EUR 20,257 23,588,902
Inter-American Development Bank,
7.35%, 10/06/30 ............ INR 3,009,000 34,627,201
International Bank for Reconstruction &
Development, 6.85%, 04/24/28 .. 3,949,000 44,665,380
102,881,483
Venezuela — 0.0%
Petroleos de Venezuela SA
(b)(e)(f)
6.00%, 11/15/26 ............ USD 9,227 1,475,550
9.75%, 05/17/35 ............ 10,410 1,868,649
3,344,199
Total Foreign Agency Obligations — 1.4%
(Cost: $588,872,738) ............................. 614,634,120
Foreign Government Obligations
Angola — 0.0%
Republic of Angola
(b)
9.50%, 11/12/25 ............ 451 451,000
8.25%, 05/09/28 ............ 2,136 2,140,165
2,591,165
Argentina — 0.0%
Argentine Republic (The)
1.00%, 07/09/29 ............ 2,318 1,678,305
0.75%, 07/09/30
(g)
........... 4,808 3,247,804
3.50%, 07/09/41
(g)
........... 3,574 1,729,768
6,655,877
Armenia — 0.0%
Republic of Armenia, 6.75%, 03/12/35
(c)
1,358 1,386,009
Security
Par (000)
Par (000) Value
Bahrain — 0.0%
Kingdom of Bahrain
(b)
7.00%, 01/26/26 ............ USD 847 $ 850,481
5.45%, 09/16/32 ............ 1,277 1,252,711
2,103,192
Barbados — 0.0%
Barbados Government Bond, 8.00%,
06/26/35
(c)
................ 9,461 9,853,631
Benin — 0.0%
Benin Government Bond
4.95%, 01/22/35
(b)
........... EUR 4,220 4,548,867
7.96%, 02/13/38
(c)
........... USD 2,988 3,051,973
7,600,840
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia, 4.50%,
03/20/28
(b)
................ 400 311,600
Brazil — 0.2%
Federative Republic of Brazil
10.00%, 01/01/27 ........... BRL 415 74,705,619
10.00%, 01/01/29 ........... 1 225,290
74,930,909
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%,
03/05/37
(b)
................ USD 1,742 1,743,742
Cameroon — 0.0%
Republic of Cameroon
9.50%, 07/31/31
(b)
........... 10,065 9,674,981
Canada — 0.2%
Canadian Government Bond, 2.75%,
03/01/30 ................. CAD 121,270 87,358,492
Chile — 0.0%
Republic of Chile
3.13%, 01/21/26 ............ USD 259 257,840
2.75%, 01/31/27 ............ 694 681,508
3.75%, 01/14/32 ............ EUR 9,887 11,876,321
4.34%, 03/07/42 ............ USD 3,731 3,301,935
16,117,604
China — 0.1%
People's Republic of China, 2.11%,
08/25/34 ................. CNY 151,470 21,715,394
Colombia — 0.4%
Republic of Colombia
5.75%, 11/03/27 ............ COP 391,741,000 93,271,131
7.75%, 09/18/30 ............ 407,322,200 91,688,690
8.00%, 04/20/33 ............ USD 2,234 2,435,060
7.50%, 02/02/34 ............ 586 618,230
8.00%, 11/14/35 ............ 874 938,895
7.75%, 11/07/36 ............ 1,524 1,596,390
8.75%, 11/14/53 ............ 541 594,153
191,142,549
Costa Rica — 0.1%
Republic of Costa Rica
6.13%, 02/19/31
(b)
........... 10,169 10,596,098
6.55%, 04/03/34
(b)
........... 1,073 1,154,548
7.16%, 03/12/45
(b)
........... 7,830 8,458,357
7.30%, 11/13/54
(c)
........... 1,218 1,333,710
7.30%, 11/13/54
(b)
........... 7,148 7,827,060
29,369,773

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Czech Republic — 0.5%
Czech Republic
2.75%, 07/23/29 ............ CZK 858,500 $ 39,703,337
0.95%, 05/15/30
(b)
........... 744,800 31,342,820
5.00%, 09/30/30 ............ 1,576,120 79,089,912
4.50%, 11/11/32 ............ 630,760 30,736,112
4.20%, 12/04/36
(b)
........... 267,710 12,425,547
193,297,728
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(b)
........... USD 807 821,227
4.50%, 01/30/30
(c)
........... 2,942 2,880,218
4.50%, 01/30/30
(b)
........... 391 382,789
7.05%, 02/03/31
(c)
........... 3,671 3,959,174
4.88%, 09/23/32
(b)
........... 18,004 17,247,832
10.75%, 06/01/36
(c)
.......... DOP 1,520,450 26,471,065
10.75%, 06/01/36
(b)
.......... 135,950 2,366,892
6.95%, 03/15/37
(c)
........... USD 1,501 1,604,944
55,734,141
Ecuador — 0.0%
Republic of Ecuador
(g)
6.90%, 07/31/30
(c)
........... 422 374,556
6.90%, 07/31/30
(b)
........... 2,056 1,822,727
6.90%, 07/31/35
(b)
........... 5,892 4,391,100
5.00%, 07/31/40
(b)
........... 10,768 7,106,852
13,695,235
Egypt — 0.2%
Arab Republic of Egypt
7.50%, 01/31/27
(b)
........... 625 632,812
25.32%, 08/13/27 ........... EGP 11,545 248,482
5.80%, 09/30/27
(b)
........... USD 2,095 2,084,106
24.46%, 10/01/27 ........... EGP 389,440 8,311,390
24.14%, 12/03/27 ........... 67,089 1,417,572
21.38%, 02/04/28 ........... 535,251 10,871,468
6.59%, 02/21/28
(b)
........... USD 252 254,873
23.44%, 07/01/28 ........... EGP 710,664 14,886,072
7.60%, 03/01/29
(b)
........... USD 4,165 4,302,445
8.63%, 02/04/30
(b)
........... 604 640,808
5.63%, 04/16/30
(b)
........... EUR 3,725 4,164,247
7.63%, 05/29/32
(b)
........... USD 28,996 28,546,562
9.45%, 02/04/33
(c)
........... 1,516 1,617,860
8.50%, 01/31/47
(c)
........... 841 739,028
8.50%, 01/31/47
(b)
........... 5,421 4,763,704
7.90%, 02/21/48
(b)
........... 3,269 2,709,184
7.50%, 02/16/61
(c)
........... 15,367 12,032,361
7.50%, 02/16/61
(b)
........... 1,345 1,053,135
99,276,109
El Salvador — 0.0%
Republic of El Salvador
(b)
8.63%, 02/28/29 ............ 743 792,409
9.25%, 04/17/30 ............ 7,646 8,326,494
7.65%, 06/15/35 ............ 1,516 1,540,370
10,659,273
Ethiopia — 0.0%
Federal Democratic Republic of
Ethiopia, 6.63%, 12/11/24
(b)(e)(f)
... 564 540,030
France — 0.1%
(b)(c)
Agence France Locale, (5-Year
EURIBOR ICE Swap Rate + 4.93%),
7.00%
(a)(o)
................. EUR 10,100 12,403,591
French Republic, 3.20%, 05/25/35 .. 21,185 24,337,098
36,740,689
Security
Par (000)
Par (000) Value
Gabon — 0.0%
Gabon Government Bond
9.50%, 02/18/29
(b)
........... USD 11,777 $ 10,897,376
Germany — 0.4%
Federal Republic of Germany
(b)
0.10%, 04/15/26
(a)
........... EUR 60,147 69,897,264
0.00%, 02/15/31 ............ 10,550 10,958,492
1.70%, 08/15/32 ............ 83,140 93,064,697
2.30%, 02/15/33 ............ 11,540 13,363,261
187,283,714
Ghana — 0.0%
Republic of Ghana
0.00%, 07/03/26
(b)(h)
.......... USD 28 26,634
5.00%, 07/03/29
(b)(g)
.......... 3,260 3,170,350
0.00%, 01/03/30
(b)(h)
.......... 63 53,714
5.00%, 07/03/35
(c)(g)
.......... 8,394 7,029,822
5.00%, 07/03/35
(b)(g)
.......... 372 311,550
10,592,070
Greece — 0.1%
Hellenic Republic, 4.13%, 06/15/54
(b)(c)
EUR 44,800 51,324,424
Guatemala — 0.0%
Republic of Guatemala
4.88%, 02/13/28
(b)
........... USD 5,973 5,967,027
5.25%, 08/10/29
(c)
........... 247 249,192
7.05%, 10/04/32
(c)
........... 1,909 2,096,082
6.60%, 06/13/36
(c)
........... 4,123 4,366,257
6.25%, 08/15/36
(c)
........... 1,525 1,575,325
14,253,883
Hong Kong — 0.0%
Hong Kong Government Bond, 2.02%,
03/07/34 ................. HKD 41,850 5,006,759
Hong Kong Government Infrastructure
Bond Programme
3.84%, 01/16/35 ............ 77,000 10,537,329
3.17%, 07/24/35 ............ 5,750 746,237
16,290,325
Hungary — 0.2%
Hungary Government Bond
5.00%, 02/22/27
(b)
........... EUR 1,887 2,298,733
5.25%, 06/16/29
(c)
........... USD 3,047 3,110,225
4.00%, 07/25/29
(b)
........... EUR 6,309 7,613,964
5.38%, 09/12/33
(b)
........... 2,056 2,616,449
4.50%, 06/16/34
(b)
........... 19,800 23,820,139
5.50%, 06/16/34
(b)
........... USD 362 368,018
7.00%, 10/24/35 ............ HUF 6,856,120 20,842,030
5.50%, 03/26/36
(c)
........... USD 710 715,112
6.75%, 09/23/55
(c)
........... 1,520 1,610,805
62,995,475
India — 0.3%
Republic of India
7.32%, 11/13/30 ............ INR 4,336,500 51,014,056
7.30%, 06/19/53 ............ 740,000 8,425,165
7.09%, 08/05/54 ............ 4,240,080 47,088,520
106,527,741
Indonesia — 0.7%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 649,812,000 40,180,198
6.50%, 07/15/30 ............ 721,065,000 44,917,456
6.38%, 04/15/32 ............ 307,246,000 18,876,407
3.88%, 01/15/33 ............ EUR 1,371 1,635,779
7.00%, 02/15/33 ............ IDR 210,898,000 13,257,037

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
6.63%, 02/15/34 ............ IDR 215,304,000 $ 13,106,069
6.75%, 07/15/35 ............ 1,744,300,000 107,281,693
5.30%, 08/14/35
(b)
........... AUD 7,110 4,734,091
6.50%, 04/15/36 ............ IDR 144,466,000 8,758,990
8.25%, 05/15/36 ............ 292,386,000 19,949,754
7.13%, 06/15/38 ............ 401,587,000 24,916,949
7.13%, 08/15/40 ............ 144,045,000 8,892,556
6.88%, 07/15/54 ............ 126,544,000 7,541,204
314,048,183
Ireland — 1.2%
Republic of Ireland
(b)
2.60%, 10/18/34 ............ EUR 412,488 470,925,527
3.15%, 10/18/55 ............ 65,274 69,237,216
540,162,743
Italy — 2.2%
Buoni Poliennali del Tesoro
(b)
3.00%, 10/01/29 ............ 21,800 25,985,755
2.95%, 07/01/30 ............ 452,598 536,260,248
4.00%, 11/15/30 ............ 139,500 173,066,136
3.50%, 02/15/31
(c)
........... 136,100 164,827,445
3.65%, 08/01/35
(c)
........... 64,768 77,002,027
977,141,611
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(b)
........... USD 1,766 1,791,430
5.88%, 10/17/31
(b)
........... EUR 3,294 3,845,567
6.13%, 06/15/33
(b)
........... USD 11,973 11,467,141
8.08%, 04/01/36
(c)
........... 1,686 1,743,324
8.25%, 01/30/37
(c)
........... 758 788,949
19,636,411
Jamaica — 0.0%
Jamaica Government Bond, 6.75%,
04/28/28 ................. 3,408 3,561,360
Japan — 0.4%
Japan Government Bond
1.50%, 09/20/43 ............ JPY 19,404,000 112,924,628
1.30%, 12/20/43 ............ 6,602,950 36,957,053
2.40%, 03/20/55 ............ 1,698,900 10,013,498
2.80%, 06/20/55 ............ 994,850 6,378,920
166,274,099
Jordan — 0.0%
Hashemite Kingdom of Jordan
7.75%, 01/15/28
(b)
........... USD 284 296,692
7.50%, 01/13/29
(c)
........... 1,391 1,448,323
7.50%, 01/13/29
(b)
........... 1,042 1,084,941
5.85%, 07/07/30
(b)
........... 11,277 11,220,211
14,050,167
Kenya — 0.1%
Republic of Kenya
7.25%, 02/28/28
(b)
........... 10,033 10,305,114
9.75%, 02/16/31
(b)
........... 232 247,614
9.75%, 02/16/31
(c)
........... 1,597 1,704,478
8.00%, 05/22/32
(b)
........... 12,632 12,535,618
24,792,824
Kuwait — 0.0%
State of Kuwait, 4.65%, 10/09/35
(b)
.. 20,000 20,000,000
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond,
7.75%, 06/03/30
(c)
........... 2,102 2,115,138
Security
Par (000)
Par (000) Value
Latvia — 0.0%
Latvia Government Bond, 5.13%,
07/30/34
(c)
................ USD 2,902 $ 2,974,388
Lebanon — 0.0%
Lebanese Republic
(b)(e)(f)
6.10%, 10/04/24 ............ 987 218,127
6.00%, 01/27/25 ............ 726 160,446
6.20%, 02/26/25 ............ 10,043 2,219,503
6.65%, 04/22/25 ............ 8,652 1,912,092
6.60%, 11/27/26 ............ 3,409 753,389
6.85%, 03/23/27 ............ 7,525 1,663,025
6.65%, 11/03/28 ............ 16,575 3,663,075
7.00%, 03/23/32 ............ 991 219,011
10,808,668
Malaysia — 0.7%
Malaysia Government Bond
3.34%, 05/15/30 ............ MYR 100,640 24,039,891
3.58%, 07/15/32 ............ 301,700 72,429,148
4.64%, 11/07/33 ............ 170,642 43,851,365
3.83%, 07/05/34 ............ 119,232 29,060,480
3.48%, 07/02/35 ............ 123,110 29,282,541
4.05%, 04/18/39 ............ 170,000 42,052,632
3.76%, 05/22/40 ............ 17,340 4,132,800
4.46%, 03/31/53 ............ 102,480 26,237,899
4.28%, 03/23/54 ............ 27,300 6,772,943
3.92%, 07/15/55 ............ 33,920 8,023,529
285,883,228
Mexico — 0.9%
Eagle Funding Luxco SARL, 5.50%,
08/17/30
(c)
................ USD 20,799 21,121,385
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 15,024 81,665,012
8.50%, 03/01/29 ............ 8,976 49,640,772
8.50%, 05/31/29 ............ 322 1,782,539
7.50%, 05/26/33 ............ 18,532 95,357,881
8.00%, 02/21/36 ............ 7,602 39,146,761
6.05%, 01/11/40
(r)
........... USD 8,900 8,972,357
7.75%, 11/13/42 ............ MXN 3,432 16,258,673
United Mexican States
5.40%, 02/09/28 ............ USD 703 719,520
5.00%, 05/07/29 ............ 210 213,990
6.00%, 05/13/30 ............ 534 562,035
5.38%, 03/22/33 ............ 15,612 15,596,388
4.50%, 03/19/34 ............ EUR 19,998 23,830,832
6.63%, 01/29/38 ............ USD 1,284 1,349,805
5.13%, 03/19/38 ............ EUR 5,975 7,142,130
6.34%, 05/04/53 ............ USD 1,972 1,917,987
6.40%, 05/07/54 ............ 1,394 1,363,332
7.38%, 05/13/55
(r)
........... 16,415 18,064,707
384,706,106
Mongolia — 0.0%
State of Mongolia
(b)
3.50%, 07/07/27 ............ 9,000 8,653,500
6.63%, 02/25/30 ............ 293 297,651
8,951,151
Montenegro — 0.0%
Republic of Montenegro, 2.88%,
12/16/27
(b)
................ EUR 1,184 1,360,536
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(b)
........... USD 703 672,574
5.95%, 03/08/28
(c)
........... 740 767,288

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Morocco (continued)
6.50%, 09/08/33
(c)
........... USD 1,220 $ 1,340,475
4.75%, 04/02/35
(c)
........... EUR 2,691 3,254,276
6,034,613
Mozambique — 0.0%
Republic of Mozambique
(g)
9.00%, 09/15/31
(b)
........... USD 277 246,245
9.00%, 09/15/31
(c)
........... 1,951 1,734,380
1,980,625
Namibia — 0.0%
Republic of Namibia, 5.25%, 10/29/25
(b)
510 508,725
Nigeria — 0.1%
Federal Republic of Nigeria
7.63%, 11/21/25
(b)
........... 991 991,525
6.13%, 09/28/28
(b)
........... 1,395 1,369,914
8.38%, 03/24/29
(b)
........... 1,008 1,042,776
7.14%, 02/23/30
(b)
........... 560 553,902
7.88%, 02/16/32
(b)
........... 12,719 12,610,475
10.38%, 12/09/34
(c)
.......... 1,689 1,879,857
7.63%, 11/28/47
(b)
........... 1,529 1,311,729
9.25%, 01/21/49
(b)
........... 921 928,193
20,688,371
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%,
03/13/27
(b)
................ EUR 1,095 1,336,340
Oman — 0.0%
Oman Government Bond
6.75%, 01/17/48
(b)
........... USD 2,393 2,630,624
Pakistan — 0.0%
(b)
Islamic Republic of Pakistan
6.88%, 12/05/27 ............ 1,389 1,386,222
7.38%, 04/08/31 ............ 1,234 1,209,320
Pakistan Global Sukuk Programme Co.
Ltd. (The), 7.95%, 01/31/29 ..... 8,750 8,890,000
11,485,542
Panama — 0.0%
Republic of Panama
7.13%, 01/29/26 ............ 624 628,992
7.50%, 03/01/31 ............ 2,321 2,561,224
6.40%, 02/14/35 ............ 2,229 2,310,358
5,500,574
Paraguay — 0.0%
Republic of Paraguay
(b)
2.74%, 01/29/33 ............ 1,349 1,192,516
5.60%, 03/13/48 ............ 1,230 1,165,118
2,357,634
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ............ 1,606 1,481,134
1.86%, 12/01/32 ............ 1,590 1,312,545
6.85%, 08/12/35
(c)
........... PEN 141,974 43,195,703
45,989,382
Philippines — 0.4%
Republic of Philippines
4.63%, 07/17/28 ............ USD 200 203,000
6.25%, 02/28/29 ............ PHP 5,940,160 103,479,434
6.00%, 08/20/30 ............ 2,060,100 35,582,695
6.38%, 04/28/35 ............ 2,980,690 52,508,870
191,773,999
Security
Par (000)
Par (000) Value
Poland — 0.8%
Republic of Poland
5.75%, 04/25/29 ............ PLN 469,330 $ 133,884,916
4.75%, 07/25/29 ............ 255,690 70,563,166
2.75%, 10/25/29 ............ 75,552 19,347,747
5.00%, 01/25/30 ............ 118,000 32,757,162
4.88%, 02/12/30 ............ USD 995 1,024,203
4.88%, 10/04/33 ............ 505 510,356
5.00%, 10/25/34 ............ PLN 105,613 28,291,028
5.00%, 10/25/35 ............ 210,306 55,710,130
2.00%, 08/25/36
(a)
........... 49,173 12,090,118
5.50%, 04/04/53 ............ USD 2,007 1,937,899
356,116,725
Qatar — 0.0%
State of Qatar, 3.25%, 06/02/26
(b)
... 619 615,286
Republic of Turkiye — 0.1%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 237,499 5,372,719
30.00%, 09/12/29 ........... 321,942 7,135,376
9.13%, 07/13/30 ............ USD 590 666,995
7.13%, 02/12/32 ............ 2,938 3,037,158
9.38%, 01/19/33 ............ 733 848,909
26.20%, 10/05/33 ........... TRY 429,549 9,526,793
7.63%, 05/15/34 ............ USD 200 211,932
6.95%, 09/16/35 ............ 565 568,742
27,368,624
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(c)
........... 516 521,412
5.25%, 11/25/27
(b)
........... 942 951,880
6.63%, 02/17/28
(b)
........... 132 137,182
2.13%, 03/07/28
(b)
........... EUR 3,913 4,456,236
5.88%, 01/30/29
(b)
........... USD 4,762 4,892,729
5.25%, 03/10/30
(b)
........... EUR 580 701,616
5.75%, 09/16/30
(c)
........... USD 590 601,063
2.12%, 07/16/31
(b)
........... EUR 1,905 1,906,672
3.63%, 03/27/32
(b)
........... USD 554 493,060
5.25%, 05/30/32
(b)
........... EUR 7,715 9,017,579
5.88%, 07/11/32
(c)
........... 1,203 1,445,926
6.25%, 09/10/34
(c)
........... 2,813 3,396,661
6.75%, 07/11/39
(c)
........... 1,224 1,465,203
2.75%, 04/14/41
(b)
........... 628 472,888
30,460,107
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
2.90%, 10/22/25
(b)
........... USD 1,356 1,353,966
5.13%, 01/13/28
(c)
........... 583 594,985
4.75%, 01/18/28
(b)
........... 1,285 1,302,669
4.50%, 04/17/30
(b)
........... 1,640 1,659,598
5.00%, 01/18/53
(b)
........... 577 520,742
5.00%, 01/18/53
(c)
........... 1,545 1,394,363
3.45%, 02/02/61
(b)
........... 10,042 6,564,957
13,391,280
Senegal — 0.0%
Republic of Senegal, 4.75%, 03/13/28
(b)
EUR 1,265 1,293,036
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(b)
........... USD 1,359 1,472,205
6.00%, 06/12/34
(c)
........... 1,617 1,684,105
3,156,310

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Singapore — 0.1%
Republic of Singapore
2.75%, 03/01/35 ............ SGD 17,536 $ 14,578,759
3.25%, 06/01/54
(b)
........... 3,294 3,220,137
17,798,896
South Africa — 0.9%
Republic of South Africa
3.75%, 07/24/26 ............ EUR 491 580,061
8.00%, 01/31/30 ............ ZAR 1,769,953 102,832,867
7.00%, 02/28/31 ............ 2,551,615 140,128,401
8.88%, 02/28/35 ............ 7,465 424,662
7.10%, 11/19/36
(b)
........... USD 17,030 17,762,290
7.10%, 11/19/36
(c)
........... 1,775 1,851,325
8.50%, 01/31/37 ............ ZAR 1,638,007 87,310,711
6.25%, 03/08/41 ............ USD 14,465 13,376,147
8.75%, 01/31/44 ............ ZAR 240,700 12,129,371
5.00%, 10/12/46 ............ USD 1,428 1,072,371
8.75%, 02/28/48 ............ ZAR 236,700 11,844,387
5.75%, 09/30/49 ............ USD 2,264 1,813,374
7.95%, 11/19/54
(c)
........... 2,159 2,190,813
393,316,780
South Korea — 0.2%
Republic of Korea
3.00%, 12/10/34 ............ KRW 27,876,460 19,898,031
2.63%, 06/10/35 ............ 61,584,400 42,666,658
62,564,689
Spain — 2.9%
Bonos y Obligaciones del Estado
3.50%, 05/31/29 ............ EUR 95,710 116,658,324
2.70%, 01/31/30 ............ 520,654 616,144,458
3.15%, 04/30/33
(b)(c)
.......... 30,606 36,412,500
3.25%, 04/30/34
(b)(c)
.......... 83,221 98,853,558
3.45%, 10/31/34
(b)(c)
.......... 242,972 292,119,243
3.20%, 10/31/35
(b)(c)
.......... 11,287 13,193,063
3.90%, 07/30/39
(b)(c)
.......... 23,720 28,758,136
2.90%, 10/31/46
(b)(c)
.......... 45,767 46,386,137
3.45%, 07/30/66
(b)(c)
.......... 42,500 42,822,112
1,291,347,531
Sri Lanka — 0.1%
Sri Lanka Government Bond
4.00%, 04/15/28
(b)
........... USD 9,800 9,388,640
4.00%, 04/15/28
(c)
........... 453 433,724
3.10%, 01/15/30
(b)(g)
.......... 32 30,016
3.10%, 01/15/30
(c)(g)
.......... 290 272,359
3.35%, 03/15/33
(c)(g)
.......... 570 488,664
3.60%, 06/15/35
(b)(g)
.......... 15,281 11,147,490
3.60%, 06/15/35
(c)(g)
.......... 385 280,543
3.60%, 05/15/36
(c)(g)
.......... 267 235,805
3.60%, 02/15/38
(c)(g)
.......... 534 474,482
22,751,723
Thailand — 0.2%
Kingdom of Thailand
2.50%, 11/17/29 ............ THB 3,110,895 100,790,886
4.00%, 06/17/55 ............ 22,193 968,431
101,759,317
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
4.50%, 08/04/26
(b)
........... USD 447 445,212
6.40%, 06/26/34
(b)
........... 6,330 6,445,523
6.40%, 06/26/34
(c)
........... 2,494 2,539,515
9,430,250
Security
Par (000)
Par (000) Value
Tunisia — 0.0%
Tunisian Republic, 6.38%, 07/15/26
(b)
EUR 2,023 $ 2,363,014
Ukraine — 0.1%
Ukraine Government Bond
4.50%, 02/01/29
(b)(g)
.......... USD 7,424 5,048,410
4.50%, 02/01/29
(c)(g)
.......... 7,926 5,389,796
0.00%, 02/01/30
(b)(g)
.......... 80 41,748
0.00%, 02/01/30
(c)(g)
.......... 1,058 553,971
0.00%, 02/01/34
(b)(g)
.......... 603 248,938
0.00%, 02/01/34
(c)(g)
.......... 2,782 1,147,690
4.50%, 02/01/34
(b)(g)
.......... 1,050 585,152
4.50%, 02/01/34
(c)(g)
.......... 2,079 1,159,127
0.00%, 02/01/35
(c)(g)
.......... 3,342 1,612,370
0.00%, 02/01/35
(b)(g)
.......... 2,262 1,091,623
4.50%, 02/01/35
(b)(g)
.......... 1,352 741,572
4.50%, 02/01/35
(c)(g)
.......... 6,445 3,534,924
0.00%, 02/01/36
(c)(g)
.......... 1,959 943,427
0.00%, 02/01/36
(b)(g)
.......... 5,782 2,783,860
4.50%, 02/01/36
(b)(g)
.......... 7,454 4,032,614
4.50%, 02/01/36
(c)(g)
.......... 7,894 4,270,808
0.00%, 08/01/41
(a)(b)
.......... 1,373 1,090,162
34,276,192
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond
(b)
4.88%, 04/30/29 ............ 386 399,558
3.90%, 09/09/50 ............ 2,079 1,572,888
1,972,446
United Kingdom — 1.2%
U.K. Treasury Bonds
(b)
4.38%, 03/07/30 ............ GBP 280,939 381,381,389
3.50%, 01/22/45 ............ 33,536 34,933,863
3.75%, 10/22/53 ............ 37,893 38,148,351
4.38%, 07/31/54 ............ 12,700 14,290,331
0.50%, 10/22/61 ............ 152,687 50,096,987
518,850,921
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 199,185 5,466,419
5.25%, 09/10/60 ............ USD 2,397 2,252,104
7,718,523
Uzbekistan — 0.1%
Republic of Uzbekistan
5.38%, 05/29/27
(b)
........... EUR 7,545 9,117,620
5.38%, 05/29/27
(c)
........... 8,087 9,772,590
16.63%, 05/29/27
(b)
.......... UZS 2,540,000 220,053
7.85%, 10/12/28
(b)
........... USD 1,129 1,211,417
7.85%, 10/12/28
(c)
........... 1,204 1,291,892
21,613,572
Venezuela — 0.0%
Bolivarian Republic of Venezuela,
11.95%, 08/05/31
(b)(e)(f)
........ 11,813 2,776,102
Zambia — 0.0%
Republic of Zambia
(b)
5.75%, 06/30/33
(g)
........... 564 538,516
0.50%, 12/31/53 ............ 930 628,792
1,167,308
Total Foreign Government Obligations — 16.6%
(Cost: $7,078,887,792) ........................... 7,321,525,645

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Grantor Trust
iShares Bitcoin Trust ETF
(f)(l)(t)
...... 2,397,423 $ 155,832,495
Total Grantor Trust — 0.4%
(Cost: $115,058,104) ............................. 155,832,495
Investment Companies
iShares 0-5 Year TIPS Bond ETF
(t)
.. 401,690 41,518,678
iShares AAA CLO Active ETF
(t)
..... 300,000 15,589,500
iShares China Large-Cap ETF
(k)(t)
... 436,669 17,964,563
iShares Ethereum Trust ETF
(f)(l)(t)
.... 815,000 25,680,650
iShares High Yield Muni Active ETF
(t)
396,000 19,479,240
iShares iBoxx $ High Yield Corporate
Bond ETF
(k)(t)
............... 2,638,841 214,247,501
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(k)(t)
....... 231,088 25,759,379
iShares MSCI Brazil ETF
(t)
........ 298,064 9,239,984
SPDR S&P Regional Banking ETF
(k)
. 152,001 9,621,663
VanEck JPMorgan EM Local Currency
Bond ETF ................. 890,283 22,711,120
VanEck Semiconductor ETF
(f)
...... 37,520 12,245,027
Vanguard Intermediate-Term Corporate
Bond ETF
(k)
............... 1,573,283 132,328,833
Vanguard Long-Term Corporate Bond
ETF
(k)
................... 570,850 44,326,503
Total Investment Companies — 1.3%
(Cost: $561,806,746) ............................. 590,712,641
Par (000)
Pa r (000)
Municipal Bonds
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB, 7.38%, 10/01/29
(c)
........ USD 8,225 8,612,663
Salt River Project Agricultural
Improvement & Power District ,
Series 2023A, RB, 5.00%, 01/01/47 4,575 4,786,066
13,398,729
California - 0.1%
Bay Area Toll Authority , Series 2010S-1,
RB, 6.92%, 04/01/40 ......... 3,115 3,520,653
California State Public Works Board ,
Series 2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 6,820 8,096,633
Central Unified School District , Series
2021A, AG, GO, 3.00%, 08/01/44 . 5,000 3,933,303
City of Riverside , Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 4,567,846
City of San Francisco , Series 2025,
Sub-Series D, RB, 5.00%, 11/01/55 3,785 3,982,002
Contra Costa Community College
District , Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 3,537,237
Golden State Tobacco Securitization
Corp. , Series 2021B, SAP, RB,
2.75%, 06/01/34 ............ 4,140 3,693,522
San Francisco City & County Airport
Comm-San Francisco International
Airport , Series 2022-2B, RB,
5.00%, 05/01/52 ............ 12,910 13,319,558
Security
Par (000)
Par (000) Value
California (continued)
State of California
Series 2009, GO, 7.50%, 04/01/34 USD 2,155 $ 2,522,369
Series 2009, GO, 7.55%, 04/01/39 4,840 5,850,311
Series 2009, GO, 7.30%, 10/01/39 3,720 4,347,303
Series 2009, GO, 7.35%, 11/01/39 2,270 2,665,387
State of California Department of
Water Resources , Series BC, RB,
1.77%, 12/01/34 ............ 4,600 3,663,583
63,699,707
Colorado - 0.0%
City & County of Denver , Series 2022A,
GO, 5.00%, 08/01/37 ......... 10,000 11,053,101
City of Colorado Springs Utilities
System , Series 2025A, RB,
5.25%, 11/15/55 ............ 12,595 13,443,845
City of Greeley
Series 2022, RB, 3.00%, 08/01/38 1,275 1,118,027
Series 2022, RB, 3.00%, 08/01/39 1,340 1,149,090
Series 2022, RB, 3.00%, 08/01/40 1,380 1,156,128
Colorado Health Facilities Authority ,
Series 2016A, RB, 4.00%, 11/15/46 6,035 5,326,957
Denver City & County School District
No. 1 , Series 2022A, SAW, GO,
5.00%, 12/01/45 ............ 5,950 6,214,606
Mesa County Valley School District No.
51 Grand Junction , Series 2025,
SAW, GO, 5.25%, 12/01/49 ..... 6,070 6,459,401
45,921,155
Delaware - 0.0%
University of Delaware , Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 7,919,973
District of Columbia - 0.1%
District of Columbia Income Tax , Series
2025A, RB, 5.25%, 06/01/50 .... 15,345 16,317,652
Florida - 0.1%
Brevard County Health Facilities
Authority , Series 2022A, RB,
5.00%, 04/01/47 ............ 9,000 9,032,333
County of Broward Airport System ,
Series 2019C, RB, 2.91%, 10/01/32 3,100 2,833,540
County of Miami-Dade , Series 2019E,
RB, 2.53%, 10/01/30 ......... 7,590 7,031,260
County of Miami-Dade Water &
Sewer System , Series 2024A, RB,
5.25%, 10/01/54 ............ 15,010 15,770,528
Hillsborough County Aviation
Authority , Series 2024B, RB, AMT,
5.50%, 10/01/49 ............ 3,755 3,979,394
Hillsborough County Industrial
Development Authority , Series
2024C, RB, 5.25%, 11/15/49 .... 7,435 7,841,944
Sumter Landing Community
Development District , Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,238,498
Tampa Bay Water , Series 2024A, RB,
5.25%, 10/01/54 ............ 11,230 11,911,570
60,639,067

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia - 0.0%
City of Atlanta Department of Aviation ,
Series 2025B B-1, RB, AMT,
5.25%, 07/01/50 ............ USD 6,595 $ 6,854,313
State of Georgia
Series 2022A, GO, 4.00%, 07/01/40 3,950 4,009,228
Series 2022A, GO, 4.00%, 07/01/41 7,890 7,915,790
18,779,331
Illinois - 0.1%
State of Illinois , Series 2025F, GO,
5.25%, 09/01/48 ............ 16,135 16,653,138
Kansas - 0.0%
Johnson County Unified School District
No. 231 Gardner - Edgerton , Series
2025, AG, GO, 5.25%, 10/01/50 .. 5,010 5,260,963
Louisiana - 0.0%
Louisiana Public Facilities Authority ,
Series 2020A, RB, 3.00%, 05/15/47 8,000 5,701,694
Massachusetts - 0.3%
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 805 824,552
Series 2019H, GO, 2.90%, 09/01/49 1,055 718,165
Series 2025A, GO, 5.00%, 04/01/50 10,170 10,646,529
Series 2025C, GO, 5.00%, 06/01/51 11,335 11,852,161
Massachusetts Bay Transportation
Authority Sales Tax , Series 2025B,
RB, 5.25%, 07/01/50 ......... 16,135 17,266,585
Massachusetts Housing Finance
Agency
Series 2014B, RB, AMT,
4.50%, 12/01/39 .......... 385 377,246
Series 2015A, RB, AMT,
4.35%, 12/01/40 .......... 335 327,947
Massachusetts School Building
Authority
Series 2025A, RB, 5.00%, 02/15/50 9,925 10,368,360
Series 2025A, RB, 5.25%, 02/15/50 9,925 10,601,668
62,983,213
Michigan - 0.1%
Great Lakes Water Authority Water
Supply System
Series 2023B, RB, 5.25%, 07/01/53 9,320 9,785,071
Series 2025C, RB, 5.25%, 07/01/55 4,175 4,405,788
Michigan State Building Authority ,
Series 2025I, RB, 5.00%, 10/15/50 3,790 3,952,721
Michigan State Housing Development
Authority , Series 2025A-1, RB,
5.25%, 10/01/50 ............ 7,025 7,206,371
Michigan State University , Series
2025A, RB, 5.00%, 02/15/55 .... 5,805 6,012,010
31,361,961
Minnesota - 0.0%
State of Minnesota , Series 2021A, GO,
4.00%, 09/01/38 ............ 7,785 7,903,402
Nebraska - 0.0%
Omaha Public Power District , Series
2024A, RB, 5.50%, 02/01/49 .... 5,080 5,505,578
New Hampshire - 0.0%
New Hampshire Municipal Bond Bank ,
Series 2022A, ST INTERCEPT, RB,
3.00%, 02/15/38 ............ 1,530 1,388,972
Security
Par (000)
Par (000) Value
New Jersey - 0.1%
New Jersey Health Care Facilities
Financing Authority , Series 2021,
RB, 3.00%, 07/01/51 ......... USD 4,965 $ 3,607,710
New Jersey Transportation Trust Fund
Authority
Series 2024CC, RB,
5.25%, 06/15/50 .......... 11,220 11,763,734
Series 2024CC, RB,
5.25%, 06/15/55 .......... 7,125 7,437,396
New Jersey Turnpike Authority , Series
2025A, RB, 5.25%, 01/01/55 .... 4,345 4,625,271
Rutgers The State University of
New Jersey , Series 2019R, RB,
3.27%, 05/01/43 ............ 3,750 3,069,839
30,503,950
New York - 0.5%
City of New York
Series 2025G, Sub-Series G-1, GO,
5.25%, 02/01/50 .......... 15,015 15,880,767
Series 2025H, GO, 6.29%, 02/01/45 3,730 3,981,393
Empire State Development Corp.
Series 2021B, RB, 2.01%, 03/15/30 7,085 6,468,935
Series 2021B, RB, 2.50%, 03/15/33 9,725 8,509,204
Long Island Power Authority , Series
2024A, RB, 5.00%, 09/01/49 .... 3,715 3,846,398
New York City Municipal Water Finance
Authority
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... 1,610 1,661,357
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 4,759,707
Series 2024BB, Sub-Series BB-2,
RB, 5.25%, 06/15/47 ....... 8,270 8,816,774
Series 2025, Sub-Series AA2, RB,
5.00%, 06/15/48 .......... 6,720 7,046,214
New York City Transitional Finance
Authority , Series 2025D, RB,
5.25%, 05/01/48 ............ 13,815 14,706,494
New York City Transitional Finance
Authority Future Tax Secured ,
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 ............ 11,870 11,693,413
New York State Dormitory Authority ,
Series 2024A, RB, 5.00%, 03/15/53 11,150 11,539,489
New York State Thruway Authority
Series 2025A, RB, 5.00%, 03/15/46 16,135 16,993,030
Series 2025A, RB, 5.00%, 03/15/49 9,130 9,516,391
State of New York , Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 10,361,471
Triborough Bridge & Tunnel Authority
Series 2022D-2, RB,
5.25%, 05/15/47 .......... 7,175 7,551,704
Series 2025A-1, RB,
5.50%, 11/15/53 .......... 5,775 6,283,457
United Nations Development Corp. ,
Series 2025A, RB, 6.54%, 08/01/55 3,505 3,713,771
153,329,969
North Carolina - 0.0%
City of Charlotte , Series 2021A, RB,
3.00%, 07/01/46 ............ 12,525 9,141,227

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio - 0.1%
American Municipal Power, Inc. , Series
2010A, RB, 7.83%, 02/15/41 .... USD 4,015 $ 4,781,074
Columbus Regional Airport Authority ,
Series 2025A, RB, AMT,
5.50%, 01/01/55 ............ 21,605 22,494,118
JobsOhio Beverage System , Series
2013B, RB, 3.99%, 01/01/29 .... 4,340 4,338,516
State of Ohio , Series 2020C, GO,
5.00%, 03/01/39 ............ 4,095 4,446,929
36,060,637
Oklahoma - 0.0%
Oklahoma Capitol Improvement
Authority , Series 2025A, RB,
5.25%, 07/01/50 ............ 11,225 11,956,510
Oregon - 0.0%
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 4,075 4,159,557
Series 2005A, GO, 4.76%, 06/30/28 1,569 1,585,201
State of Oregon , Series 2003, GO,
5.89%, 06/01/27 ............ 2,141 2,188,160
7,932,918
Pennsylvania - 0.0%
Allegheny County Airport Authority ,
Series 2025A, AGC, RB, AMT,
5.50%, 01/01/50 ............ 3,775 3,978,099
Commonwealth Financing Authority ,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,484,022
Pennsylvania Turnpike Commission ,
Series 2025B, RB, 5.25%, 12/01/50 8,070 8,593,801
14,055,922
Puerto Rico - 0.2%
Commonwealth of Puerto Rico , Series
2022 , VRDN , 0.00%, 11/01/51
(e)(f)(u)
97,729 57,389,215
Puerto Rico Electric Power Authority
(e)(f)
Series 2003NN, RB,
5.50%, 07/01/20 .......... 2,060 1,380,200
Series 2007TT, RB, 5.00%, 07/01/18 1,915 1,283,050
Series 2008WW, RB,
5.38%, 07/01/24 .......... 1,530 1,025,100
Series 2008WW, RB,
5.25%, 07/01/33 .......... 2,930 1,963,100
Series 2008WW, RB,
5.50%, 07/01/38 .......... 6,160 4,127,200
Series 2010AAA, RB,
5.25%, 07/01/21 .......... 1,710 1,145,700
Series 2010AAA, RB,
5.25%, 07/01/26 .......... 940 629,800
Series 2010CCC, RB,
5.25%, 07/01/28 .......... 1,635 1,095,450
Series 2010ZZ, RB, 5.00%, 07/01/18 1,225 820,750
Series 2010ZZ, RB, 5.25%, 07/01/23 500 335,000
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 770,500
Series 2010ZZ, RB, 5.25%, 12/31/49 6,255 4,190,850
Series 2013A, RB, 5.00%, 07/01/42 6,800 4,556,000
Series 2013A, RB, 5.05%, 07/01/42 1,030 690,100
Series 2013A, RB, 7.00%, 07/01/43 7,405 4,961,350
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1, RB,
4.75%, 07/01/53 ............ 2,048 1,917,136
88,280,501
Security
Par (000)
Par (000) Value
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 USD 765 $ 719,227
Series 2018-3, RB, 3.95%, 01/01/49 615 553,165
1,272,392
Texas - 0.3%
City of Corpus Christi Utility
System , Series 2025, AG, RB,
5.25%, 07/15/50 ............ 7,705 8,159,674
City of Houston Airport System , Series
2025A, RB, AMT, 5.50%, 07/01/50 13,260 14,045,816
City of San Antonio Electric & Gas
Systems , Series 2024B, RB,
5.00%, 02/01/54 ............ 16,145 16,614,520
Crowley Independent School
District , Series 2025, PSF, GO,
5.25%, 02/01/56 ............ 3,680 3,894,684
Dallas Fort Worth International Airport
Series 2019A, RB, 3.14%, 11/01/45 2,360 1,799,373
Series 2025A-1, RB,
AMT, 11/01/44
(v)
.......... 5,040 5,301,041
Gregory-Portland Independent School
District , Series 2025, PSF, GO,
5.25%, 02/15/50 ............ 16,135 17,084,973
Hays Consolidated Independent School
District , Series 2025, PSF, GO,
5.25%, 02/15/50 ............ 6,160 6,559,204
Hutto Independent School
District , Series 2025, PSF, GO,
5.00%, 08/01/50 ............ 7,745 8,089,595
Mansfield Independent School
District , Series 2025, PSF, GO,
5.25%, 02/15/55 ............ 7,630 8,079,225
Mesquite Independent School
District , Series 2025, PSF, GO,
5.25%, 08/15/52 ............ 17,710 18,826,416
North Texas Municipal Water District ,
Series 2025, RB, 5.00%, 06/01/55 3,785 3,886,135
Northwest Independent School
District , Series 2025, PSF, GO,
5.25%, 02/15/55 ............ 7,580 8,045,158
Port of Beaumont Navigation
District , Series 2024B, RB,
10.00%, 07/01/26
(c)
.......... 10,535 10,590,132
Temple College , Series 2021, GO,
3.00%, 07/01/46 ............ 6,035 4,667,587
Terrell Independent School
District , Series 2025, PSF, GO,
5.25%, 08/01/50 ............ 7,935 8,488,847
Texas A&M University , Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 5,872,073
University of Houston , Series 2020A,
RB, 3.00%, 02/15/44 ......... 5,530 4,358,213
154,362,666
Utah - 0.0%
City of Salt Lake City , Series 2021A,
RB, AMT, 5.00%, 07/01/46 ..... 12,445 12,590,163

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia - 0.0%
Tobacco Settlement Financing
Corp. , Series 2007A-1, RB,
6.71%, 06/01/46 ............ USD 9,325 $ 7,023,066
Virginia Small Business Financing
Authority , Series 2017, RB, AMT,
5.00%, 12/31/47 ............ 2,900 2,830,133
9,853,199
Washington - 0.1%
State of Washington , Series 2022A,
GO, 5.00%, 08/01/39 ......... 10,000 10,829,978
Washington Health Care Facilities
Authority , Series 2015A, RB,
4.00%, 10/01/45 ............ 15,260 14,142,256
24,972,234
Total Municipal Bonds — 2.1%
(Cost: $927,661,770) ............................. 917,746,823
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 6.8%
Australia — 0.1%
(a)
La Trobe Financial Capital Markets
Trust, Series 2025-1, Class A1L,
(1-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.05%), 4.59%, 05/15/57 ....... AUD 7,380 4,878,054
Pepper Residential Securities Trust No.
41 Mtge
Series 41, Class A1A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.00%), 4.55%, 07/12/67
(b)
... 22,560 14,915,711
Series 41, Class A2, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.15%), 4.70%, 07/12/67
(b)
... 2,140 1,414,877
RESIMAC Premier, Series 2025-1,
Class A, (1-mo. ASX Australia Bank
Bill Short Term Rates Mid at 0.00%
Floor + 1.10%), 4.65%, 09/12/56
(b)
10,127 6,724,474
SAPPHIRE XXXII TRUST, Series
2025-1, Class A1L, (1-mo. ASX
Australia Bank Bill Short Term Rates
Mid at 0.00% Floor + 1.10%), 4.64%,
06/14/66
(b)
................ 21,110 13,993,211
41,926,327
Ireland — 0.0%
(b)
Dilosk Rmbs No. 8 Sts DAC
(a)
Series 8-STS, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.65%), 2.68%, 05/20/62
(b)
... EUR 1,674 1,967,530
Series 8-STS, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 2.93%, 05/20/62
(b)
... 518 605,796
2,573,326
Italy — 0.0%
Miltonia Mortgage Finance SRL, Series
1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.30%), 3.25%,
04/28/62
(a)(b)
............... 8,612 10,113,568
Security
Par (000)
Par (000) Value
Netherlands — 0.1%
(a)(b)
Domi BV
Series 2021-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.63%), 2.64%, 06/15/53
(b)
... EUR 1,449 $ 1,701,961
Series 2023-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.12%), 3.15%, 02/15/55
(b)
... 2,073 2,456,140
Series 2023-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.73%, 02/15/55
(b)
... 803 956,989
Series 2025-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.71%), 2.74%, 04/16/57
(b)
... 5,387 6,335,737
Dutch Property Finance BV
Series 2021-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.05%, 07/28/58
(b)
... 740 868,940
Series 2021-2, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.65%, 04/28/59
(b)
... 1,497 1,760,219
Series 2021-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.75%, 04/28/59
(b)
... 820 962,204
Series 2021-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.05%), 3.00%, 04/28/59
(b)
... 504 591,216
Jubilee Place BV
Series 7, Class A, (3-mo. EURIBOR
at 0.00% Floor + 0.72%), 2.75%,
09/18/62
(b)
.............. 4,431 5,219,219
Series 7, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.05%), 3.08%,
09/18/62
(b)
.............. 1,030 1,209,344
Series 7, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.40%), 3.43%,
09/18/62
(b)
.............. 163 191,401
Series 7, Class D, (3-mo. EURIBOR
at 0.00% Floor + 1.90%), 3.93%,
09/18/62
(b)
.............. 111 131,187
Series 8, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.25%), 0.00%,
03/17/62
(b)
.............. 214 251,245
22,635,802
United Kingdom — 1.2%
(a)
Atlas Funding plc
Series 2022-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 5.78%,
02/25/60
(b)
.............. GBP 2,955 3,989,736
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.87%,
01/20/61
(b)
.............. 1,494 2,029,546
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 6.72%,
01/20/61
(b)
.............. 987 1,348,750
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.80%), 7.77%,
01/20/61
(b)
.............. 505 693,917
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 4.82%,
09/20/61
(b)
.............. 9,458 12,789,080

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.27%,
09/20/61
(b)
.............. GBP 1,601 $ 2,179,167
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.52%,
09/20/61
(b)
.............. 1,103 1,497,810
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 6.17%,
09/20/61
(b)
.............. 365 501,500
Auburn 15 plc, Series 15, Class A2,
(Sterling Overnight Index Average
at 0.00% Floor + 1.10%), 5.07%,
07/20/45
(b)
................ 2,539 3,429,287
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
1.70%), 5.67%, 08/27/58
(b)
..... 520 700,521
Bletchley Park Funding plc
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.17%,
01/27/70
(b)
.............. 2,440 3,302,863
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.47%,
01/27/70
(b)
.............. 746 1,010,458
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.88%), 5.85%,
01/27/70
(b)
.............. 728 986,590
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.38%), 7.35%,
01/27/70
(b)
.............. 998 1,353,087
Braccan Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.84%), 4.83%,
02/15/67
(b)
.............. 7,972 10,762,269
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.19%,
02/15/67
(b)
.............. 2,883 3,920,228
Series 2025-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.84%), 4.83%,
05/17/67
(b)
.............. 6,074 8,205,418
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.09%,
05/17/67
(b)
.............. 1,247 1,689,389
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.39%,
05/17/67
(b)
.............. 1,046 1,419,891
Brants Bridge plc, Series 2023-1, Class
A, (Sterling Overnight Index Average
at 0.00% Floor + 0.90%), 4.88%,
06/14/66
(b)
................ 909 1,225,113
Canada Square Funding plc
Series 2021-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.17%,
06/17/58
(b)
.............. 382 514,618
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.57%,
06/17/58
(b)
.............. GBP 102 $ 137,359
Series 6, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.45%,
01/17/59
(b)
.............. 2,813 3,801,223
Series 6, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 5.85%,
01/17/59
(b)
.............. 178 239,965
Castell plc
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.97%), 4.94%,
01/27/62
(b)
.............. 4,960 6,707,459
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.22%,
01/27/62
(b)
.............. 1,907 2,572,567
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.52%,
01/27/62
(b)
.............. 712 963,608
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.97%,
01/27/62
(b)
.............. 407 554,976
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 7.47%,
01/27/62
(b)
.............. 1,165 1,589,776
Cheshire plc
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 5.04%,
06/28/48
(b)
.............. 2,231 3,001,267
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.34%,
06/28/48
(b)
.............. 2,030 2,730,846
Citadel plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.02%), 4.99%,
04/28/60
(b)
.............. 7,575 10,233,682
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.42%,
04/28/60
(b)
.............. 929 1,262,921
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.72%,
04/28/60
(b)
.............. 973 1,319,724
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.45%), 6.42%,
04/28/60
(b)
.............. 1,062 1,452,891
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.75%), 7.72%,
04/28/60
(b)
.............. 929 1,270,591

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
East One plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.37%,
12/27/55
(b)
.............. GBP 1,145 $ 1,552,139
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.67%,
12/27/55
(b)
.............. 1,969 2,663,025
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.97%,
12/27/55
(b)
.............. 2,438 3,304,303
Edenbrook Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.87%), 4.84%,
03/22/57
(b)
.............. 4,547 6,139,003
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.92%,
03/22/57
(b)
.............. 4,410 6,025,044
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.55%), 6.52%,
03/22/57
(b)
.............. 1,133 1,558,289
Elstree 1st plc
Series 252-1ST, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 0.00%,
10/21/65
(b)
.............. 2,075 2,790,668
Series 252-1ST, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 0.00%,
10/21/65
(b)
.............. 550 739,695
Series 252-1ST, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 2.88%), 0.00%,
10/21/65
(b)
.............. 705 948,154
Elstree Funding No. 4 plc, Series 4,
Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.12%),
5.09%, 10/21/55
(b)
........... 1,170 1,583,643
Exmoor Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 4.85%,
03/25/94
(b)
.............. 7,696 10,391,504
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.47%,
03/25/94
(b)
.............. 967 1,312,582
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.87%,
03/25/94
(b)
.............. 454 616,773
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.80%), 6.77%,
03/25/94
(b)
.............. 196 267,696
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.22%,
03/25/95
(b)
.............. 1,227 1,652,767
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.72%,
03/25/95
(b)
.............. GBP 509 $ 686,127
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.38%), 6.35%,
03/25/95
(b)
.............. 131 176,582
Finsbury Square Green plc
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.00%), 4.97%,
12/16/67
(b)
.............. 1,470 1,980,767
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.25%), 5.22%,
12/16/67
(b)
.............. 1,045 1,409,817
Finsbury Square plc
Series 2021-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.22%,
12/16/71
(b)
.............. 1,339 1,808,873
Series 2021-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.37%,
12/16/71
(b)
.............. 371 500,074
Series 2021-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.67%,
12/16/71
(b)
.............. 200 268,447
Frontier Mortgage Funding plc, Series
2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor +
1.00%), 4.97%, 12/20/66
(b)
..... 4,518 6,077,170
Gemgarto plc
Series 2021-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.92%,
12/16/67
(b)
.............. 218 293,698
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.97%,
12/16/73
(b)
.............. 1,294 1,752,624
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.47%,
12/16/73
(b)
.............. 1,236 1,672,619
Series 2023-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.50%), 8.47%,
12/16/73
(b)
.............. 873 1,193,523
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (Sterling
Overnight Index Average at 0.00%
Floor + 0.42%), 4.39%, 06/18/39
(b)
5,375 7,156,694
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.12%,
09/28/55
(b)
.............. 741 994,218
Series 2017-1RX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.47%,
09/28/55
(b)
.............. 441 590,018

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Hops Hill No. 2 plc
Series 2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 6.22%,
11/27/54
(b)
.............. GBP 4,073 $ 5,546,058
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.85%), 6.82%,
11/27/54
(b)
.............. 1,077 1,473,529
Hops Hill No. 3 plc
Series 3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 4.97%,
12/21/55
(b)
.............. 5,962 8,071,455
Series 3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.67%,
12/21/55
(b)
.............. 5,514 7,524,767
Series 3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.47%,
12/21/55
(b)
.............. 5,089 6,996,449
Hops Hill No. 4 plc
Series 4, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 4.85%,
04/21/56
(b)
.............. 2,146 2,902,386
Series 4, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.27%,
04/21/56
(b)
.............. 980 1,330,875
Series 4, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.67%,
04/21/56
(b)
.............. 2,900 3,943,853
Series 4, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.30%), 6.27%,
04/21/56
(b)
.............. 1,795 2,459,920
Hops Hill No. 5 plc
Series 5, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 5.00%,
06/21/56
(b)
.............. 1,578 2,128,491
Series 5, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.45%,
06/21/56
(b)
.............. 1,233 1,662,915
Jupiter Mortgage No. 1 plc
Series 1X, Class BR, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.70%,
07/20/55
(b)
.............. 29,187 39,569,195
Series 1X, Class CR, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 6.25%,
07/20/55
(b)
.............. 9,209 12,564,485
Series 1X, Class DR, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 7.00%,
07/20/55
(b)
.............. 6,280 8,548,844
Lanebrook Mortgage Transaction plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.65%), 4.65%,
07/20/58
(b)
.............. 1,386 1,864,181
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.95%,
07/20/58
(b)
.............. GBP 266 $ 358,100
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.25%,
07/20/58
(b)
.............. 158 212,815
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.65%,
07/20/58
(b)
.............. 103 138,863
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 4.77%,
03/15/61
(b)
.............. 1,072 1,447,033
London Bridge Mortgages plc, Series
2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor +
1.40%), 5.37%, 03/20/67
(b)
..... 641 870,208
London Wall Mortgage Capital plc
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.49%,
05/15/57
(b)
.............. 8,673 11,705,749
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.99%,
05/15/57
(b)
.............. 4,150 5,598,851
Molossus Btl plc, Series 2024-1, Class
A, (Sterling Overnight Index Average
at 0.00% Floor + 0.95%), 4.95%,
04/18/61
(b)
................ 2,165 2,917,930
Mortimer 2024-Mix plc
Series 2024-MIX, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.12%,
09/22/67
(b)
.............. 2,390 3,226,580
Series 2024-MIX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.52%,
09/22/67
(b)
.............. 821 1,113,312
Series 2024-MIX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 6.07%,
09/22/67
(b)
.............. 198 269,497
Mortimer BTL plc
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.07%,
06/23/53
(b)
.............. 334 449,472
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.42%,
06/23/53
(b)
.............. 110 148,257
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.97%,
12/22/56
(b)
.............. 764 1,037,186
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 6.97%,
12/22/56
(b)
.............. 832 1,140,491

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 8.02%,
12/22/56
(b)
.............. GBP 764 $ 1,050,713
Newgate Funding plc, Series 2006-1,
Class BB, (3-mo. EURIBOR at
0.00% Floor + 0.28%), 2.33%,
12/01/50
(b)
................ EUR 949 1,068,031
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (3-mo. EURIBOR
at 0.00% Floor + 0.48%), 2.52%,
11/15/38
(b)
................ 385 441,373
Pierpont Btl plc
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.07%,
09/21/54
(b)
.............. GBP 2,988 4,034,789
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.87%,
09/21/54
(b)
.............. 2,246 3,046,070
Pierpont BTL plc
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.22%,
12/22/53
(b)
.............. 1,728 2,331,222
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 6.17%,
09/21/61
(b)
.............. 138 189,192
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.27%,
03/21/62
(b)
.............. 458 621,938
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 5.82%,
03/21/62
(b)
.............. 151 206,007
PMF plc, Series 2024-1, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.98%), 4.95%,
07/16/60
(b)
................ 1,527 2,063,679
Polaris plc
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.47%,
10/23/59
(b)
.............. 421 567,318
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.97%,
10/23/59
(b)
.............. 307 414,267
Series 2022-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.40%), 7.37%,
10/23/59
(b)
.............. 538 723,758
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 6.72%,
02/23/61
(b)
.............. 2,389 3,265,909
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.65%), 7.62%,
02/23/61
(b)
.............. 1,770 2,431,330
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.35%), 8.32%,
02/23/61
(b)
.............. GBP 1,093 $ 1,505,502
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 6.22%,
09/27/59
(b)
.............. 2,321 3,175,534
Series 2023-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 7.17%,
09/27/59
(b)
.............. 2,150 2,965,038
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.25%), 8.22%,
09/27/59
(b)
.............. 1,337 1,849,653
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.67%,
02/26/61
(b)
.............. 1,671 2,262,324
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 6.67%,
02/26/61
(b)
.............. 566 774,356
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 7.97%,
02/26/61
(b)
.............. 356 490,642
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.82%), 4.79%,
02/26/68
(b)
.............. 7,099 9,583,135
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 5.02%,
02/26/68
(b)
.............. 1,631 2,197,478
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.37%,
02/26/68
(b)
.............. 1,566 2,108,542
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 5.77%,
02/26/68
(b)
.............. 529 714,760
Series 2025-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 5.02%,
08/25/68
(b)
.............. 1,237 1,665,687
Series 2025-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.37%,
08/25/68
(b)
.............. 2,147 2,891,025
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.25%), 2.28%, 06/12/44
(b)
.. EUR 81 92,278
Series 2007-NS1X, Class A2A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.27%), 4.24%,
06/12/44
(b)
.............. GBP 202 267,140

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2007-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.27%), 2.30%, 06/12/44
(b)
.. EUR 1,335 $ 1,499,288
Stratton Mortgage Funding plc
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.32%,
06/28/50
(b)
.............. GBP 1,121 1,508,221
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.47%,
06/28/50
(b)
.............. 2,576 3,461,500
Series 2024-3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.98%), 4.94%,
06/25/49
(b)
.............. 6,604 8,887,402
Series 2024-3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.32%,
06/25/49
(b)
.............. 11,150 15,000,494
Series 2024-3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.47%,
06/25/49
(b)
.............. 933 1,255,593
Together Asset-Backed Securitisation
14 plc, Series 2025-1ST1X, Class
A, (Sterling Overnight Index Average
at 0.00% Floor + 0.76%), 4.73%,
08/15/66
(b)
................ 3,800 5,116,288
Together Asset-Backed Securitisation
plc
Series 2021-1ST1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.95%,
07/12/63
(b)
.............. 157 211,153
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.25%,
07/12/63
(b)
.............. 107 143,904
Series 2023-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.23%), 5.20%,
04/20/65
(b)
.............. 2,869 3,884,922
Series 2023-1ST2X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.15%), 6.12%,
04/20/65
(b)
.............. 2,053 2,812,135
Series 2023-1ST2X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 3.15%), 7.12%,
04/20/65
(b)
.............. 438 609,272
Series 2023-1ST2X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 4.40%), 8.37%,
04/20/65
(b)
.............. 278 389,843
Series 2024-1ST1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.95%), 4.92%,
08/15/64
(b)
.............. 8,969 12,122,961
Series 2024-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.96%), 4.94%,
10/12/65
(b)
.............. 7,611 10,302,821
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-2ND1X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.70%), 5.67%,
08/20/55
(b)
.............. GBP 2,576 $ 3,499,121
Series 2024-2ND1X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.50%), 6.47%,
08/20/55
(b)
.............. 817 1,108,064
Series 2024-2ND1X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 3.50%), 7.47%,
08/20/55
(b)
.............. 1,039 1,424,576
Series 2025-2ND1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.93%), 4.91%,
09/12/56
(b)
.............. 3,205 4,331,161
Series 2025-2ND1X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.20%), 5.18%,
09/12/56
(b)
.............. 1,672 2,254,056
Series 2025-2ND1X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.48%,
09/12/56
(b)
.............. 1,030 1,388,296
Series 2025-2ND1X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 1.95%), 5.93%,
09/12/56
(b)
.............. 429 578,653
Series 2025-CRE1, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.20%), 5.17%,
01/15/57
(b)
.............. 10,466 14,166,410
Series 2025-CRE1, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.47%,
01/15/57
(b)
.............. 2,698 3,632,067
Series 2025-CRE1, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.80%), 5.77%,
01/15/57
(b)
.............. 1,047 1,424,681
Series 2025-CRE1, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 2.40%), 6.37%,
01/15/57
(b)
.............. 227 305,733
Tower Bridge Funding plc
Series 2022-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.22%,
12/20/63
(b)
.............. 264 355,389
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 7.00%,
01/20/66
(b)
.............. 773 1,045,872
Series 2024-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 8.00%,
01/20/66
(b)
.............. 864 1,171,400
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.19%,
05/20/66
(b)
.............. 1,489 2,010,390
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.59%,
05/20/66
(b)
.............. 676 914,028

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.07%,
12/20/66
(b)
.............. GBP 2,371 $ 3,196,127
Series 2024-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.37%,
12/20/66
(b)
.............. 350 472,134
Series 2024-3X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.87%,
12/20/66
(b)
.............. 363 490,445
Trinity Square plc, Series 2021-1X,
Class AR, (Sterling Overnight
Index Average + 0.90%), 4.90%,
07/15/59
(b)
................ 12,936 17,444,292
Twin Bridges plc
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.58%,
03/12/55
(b)
.............. 436 588,176
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 6.08%,
03/12/55
(b)
.............. 804 1,084,883
Series 2021-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.66%), 4.64%,
09/12/55
(b)
.............. 2,381 3,204,206
Series 2021-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.88%,
09/12/55
(b)
.............. 819 1,101,774
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.13%,
09/12/55
(b)
.............. 435 585,052
Series 2021-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.48%,
09/12/55
(b)
.............. 187 251,176
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.28%,
12/12/55
(b)
.............. 830 1,116,278
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.68%,
12/12/55
(b)
.............. 365 491,647
Series 2022-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.98%,
06/12/55
(b)
.............. 5,709 7,698,842
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.93%,
06/14/55
(b)
.............. 1,336 1,800,573
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.58%,
06/14/55
(b)
.............. 6,190 8,364,699
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.48%,
06/14/55
(b)
.............. 2,602 3,531,110
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 7.48%,
06/14/55
(b)
.............. GBP 1,672 $ 2,277,593
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 6.04%,
05/15/56
(b)
.............. 891 1,217,769
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 8.04%,
05/15/56
(b)
.............. 890 1,238,991
Winchester 1 plc
Series 1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.20%,
10/21/56
(b)
.............. 1,624 2,195,154
Series 1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.55%,
10/21/56
(b)
.............. 886 1,200,969
528,082,650
United States — 5.4%
A&D Mortgage Trust
(c)
Series 2024-NQM5, Class A1,
5.70%, 11/25/69 .......... USD 4,305 4,332,800
Series 2024-NQM5, Class M1,
6.52%, 11/25/69
(a)
......... 4,138 4,178,267
ACRA Trust, Series 2024-NQM1, Class
A1, 5.61%, 10/25/64
(c)(g)
....... 7,160 7,200,563
Agate Bay Mortgage Trust
(a)(c)
Series 2015-1, Class B5, 3.63%,
01/25/45 ............... 1,323 818,137
Series 2015-3, Class B5, 3.44%,
04/25/45 ............... 1,521 948,132
Series 2015-4, Class B5, 3.48%,
06/25/45 ............... 1,061 622,921
Aimco , Inc.,   0.00%, 12/31/49
(c)(d)
... 9,500 9,690,000
Ajax Mortgage Loan Trust
(c)
Series 2022-A, Class A1, 3.50%,
10/25/61
(g)
.............. 24,888 24,231,699
Series 2022-A, Class A2, 3.00%,
10/25/61
(a)
.............. 2,705 2,503,195
Series 2022-A, Class A3, 3.00%,
10/25/61
(a)
.............. 1,443 1,330,880
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 8,510,077
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,098 6,153,368
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,447,998
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,769,704
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 366,560
Series 2022-B, Class A1, 3.50%,
03/27/62
(g)
.............. 37,273 36,183,207
Series 2022-B, Class A2, 3.00%,
03/27/62
(a)
.............. 2,124 1,961,894
Series 2022-B, Class A3, 3.00%,
03/27/62
(a)
.............. 1,821 1,676,134
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 8,060,462

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-B, Class C, 3.00%,
03/27/62 ............... USD 10,106 $ 7,917,611
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... 1,365 1,250,659
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 5,962,876
Series 2023-A, Class A1, 3.50%,
07/25/62
(g)
.............. 44,791 42,727,310
Series 2023-A, Class A2, 3.00%,
07/25/62
(a)
.............. 2,667 2,426,635
Series 2023-A, Class A3, 2.50%,
07/25/62
(a)
.............. 1,511 1,334,575
Series 2023-A, Class B, 2.50%,
07/25/62
(a)
.............. 8,888 6,771,207
Series 2023-A, Class C, 2.50%,
07/25/62
(a)
.............. 7,104 5,312,938
Series 2023-A, Class M1, 2.50%,
07/25/62
(a)
.............. 4,578 3,994,170
Series 2023-C, Class A1, 3.50%,
05/25/63
(g)
.............. 40,275 38,715,722
Series 2023-C, Class A2, 3.00%,
05/25/63
(a)
.............. 2,968 2,670,106
Series 2023-C, Class A3, 2.50%,
05/25/63
(a)
.............. 1,583 1,387,411
Series 2023-C, Class C, 2.50%,
05/25/63
(a)
.............. 14,030 10,301,072
Series 2023-C, Class M1, 2.50%,
05/25/63
(a)
.............. 1,385 1,206,231
Series 2023-C, Class M2, 2.50%,
05/25/63
(a)
.............. 8,588 6,987,197
Alternative Loan Trust
Series 2005-11CB, Class 2A1,
5.50%, 06/25/35 .......... 159 127,304
Series 2005-11CB, Class 2A6,
5.50%, 06/25/35 .......... 822 658,258
Series 2005-29CB, Class A6, 5.50%,
07/25/35 ............... 588 335,190
Series 2005-55CW, Class 2A3, (1-
mo. CME Term SOFR at 0.35%
Floor and 7.50% Cap + 0.46%),
4.62%, 11/25/35
(a)
......... 1,129 810,620
Series 2005-59, Class 1A1, (1-mo.
CME Term SOFR at 0.66%
Floor and 11.00% Cap + 0.77%),
4.91%, 11/20/35
(a)
......... 1,131 1,096,227
Series 2005-22T1, Class A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 5.42% Cap + 0.46%), 4.62%,
06/25/35
(a)
.............. 6,695 5,938,224
Series 2005-J4, Class B1, (1-mo.
CME Term SOFR at 2.03%
Floor and 11.00% Cap + 2.14%),
6.30%, 07/25/35
(a)
......... 74 73,240
Series 2006-6CB, Class 2A10,
6.00%, 05/25/36 .......... 414 151,991
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,551 1,589,539
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 625 285,898
Series 2006-28CB, Class A14,
6.25%, 10/25/36 .......... 2,107 1,017,213
Series 2006-34, Class A3, (1-mo.
CME Term SOFR at 0.70% Floor
and 6.25% Cap + 0.81%), 4.97%,
11/25/46
(a)
.............. 4,736 1,648,623
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... USD 2,430 $ 1,303,712
Series 2006-J7, Class 2A1, (1-mo.
SOFR at 1.50% Floor + 1.61%),
2.75%, 11/20/46
(a)
......... 2,988 2,633,021
Series 2006-OA11, Class A4, (1-mo.
CME Term SOFR at 0.38% Floor
+ 0.49%), 4.65%, 09/25/46
(a)
.. 2,768 2,598,113
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.73% Floor and 2.00% Cap +
1.73%), 5.88%, 11/25/46
(a)
... 8,119 6,771,641
Series 2006-OA16, Class A4C,
(1-mo. CME Term SOFR at
0.68% Floor + 0.79%), 4.95%,
10/25/46
(a)
.............. 7,631 5,709,118
Series 2006-OA21, Class A1, (1-mo.
CME Term SOFR at 0.19% Floor
+ 0.30%), 4.44%, 03/20/47
(a)
.. 2,576 2,231,991
Series 2006-OC1, Class 1A1, (1-mo.
CME Term SOFR at 0.46% Floor
+ 0.57%), 4.73%, 03/25/36
(a)
.. 1,829 1,800,377
Series 2006-OC7, Class 2A3, (1-mo.
CME Term SOFR at 0.50% Floor
+ 0.61%), 4.77%, 07/25/46
(a)
.. 4,382 3,954,451
Series 2006-OC10, Class 2A3,
(1-mo. CME Term SOFR at
0.46% Floor + 0.57%), 4.73%,
11/25/36
(a)
.............. 4,104 3,715,207
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 20,820 9,034,469
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 701 303,848
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,705 1,689,699
Series 2007-OA3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.55%, 04/25/47
(a)
.. 2,487 2,304,613
Series 2007-OA8, Class 2A1, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.63%, 06/25/47
(a)
.. 450 359,688
Series 2007-OH2, Class A2A, (1-mo.
CME Term SOFR at 0.48% Floor
and 10.00% Cap + 0.59%),
4.75%, 08/25/47
(a)
......... 482 431,706
American Home Mortgage Assets
Trust
(a)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 5.09%,
10/25/46 ............... 2,335 1,534,142
Series 2006-4, Class 1A12, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.32%), 4.48%, 10/25/46 ... 4,750 2,366,840
Angel Oak Mortgage Trust
(c)
Series 2019-5, Class B1, 3.96%,
10/25/49
(a)
.............. 715 671,335
Series 2020-R1, Class M1, 2.62%,
04/25/53
(a)
.............. 600 556,386
Series 2021-4, Class B1, 3.20%,
01/20/65
(a)
.............. 3,150 2,249,743
Series 2024-10, Class A1, 5.35%,
10/25/69
(g)
.............. 11,084 11,136,683

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-7, Class A1, 5.51%,
06/25/70
(a)
.............. USD 9,674 $ 9,757,060
Series 2025-8, Class A1, 5.41%,
07/25/70
(g)
.............. 9,433 9,500,489
APS Resecuritization Trust, Series
2016-1, Class 1MZ, 2.98%,
07/31/57
(a)(c)
............... 20,557 7,791,592
Banc of America Alternative Loan Trust,
Series 2006-7, Class A4, 6.50%,
10/25/36
(g)
................ 3,636 956,433
Banc of America Funding Corp.,
Series 2015-R3, Class 1A2, 3.45%,
03/27/36
(a)(c)
............... 1,734 1,485,430
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%,
01/25/37 ............... 102 87,029
Series 2014-R2, Class 1C, 0.00%,
11/26/36
(a)(c)
............. 8,524 2,917,746
Series 2016-R2, Class 1A1, 4.70%,
05/01/33
(a)(c)
............. 272 272,373
Barclays Mortgage Loan Trust
(c)
Series 2022-NQM1, Class A1,
4.55%, 07/25/52
(g)
......... 10,441 10,391,083
Series 2023-NQM3, Class A1,
6.90%, 10/25/63
(g)
......... 57,676 58,486,010
Series 2023-NQM3, Class A2,
7.36%, 10/25/63
(g)
......... 9,176 9,315,813
Series 2023-NQM3, Class A3,
7.69%, 10/25/63
(g)
......... 5,541 5,629,026
Series 2023-NQM3, Class B1,
7.97%, 10/25/63
(a)
......... 3,856 3,915,706
Series 2023-NQM3, Class B2,
7.97%, 10/25/63
(a)
......... 3,244 3,270,816
Series 2023-NQM3, Class B3,
7.97%, 10/25/63
(a)
......... 8,808 8,563,492
Series 2023-NQM3, Class M1,
7.97%, 10/25/63
(a)
......... 6,427 6,564,765
Series 2023-NQM3, Class SA,
0.00%, 10/25/63
(a)
......... 1 1,196
Series 2024-NQM1, Class A1,
5.90%, 01/25/64
(g)
......... 7,955 8,012,442
Series 2024-NQM1, Class A2,
6.11%, 01/25/64
(g)
......... 5,419 5,455,231
Series 2024-NQM1, Class A3,
6.31%, 01/25/64
(g)
......... 4,138 4,167,967
Series 2024-NQM1, Class B1,
8.09%, 01/25/64
(a)
......... 2,900 2,957,302
Series 2024-NQM1, Class B2,
8.65%, 01/25/64
(a)
......... 2,658 2,708,704
Series 2024-NQM1, Class B3,
8.65%, 01/25/64
(a)
......... 5,704 5,594,311
Series 2024-NQM1, Class M1,
6.80%, 01/25/64
(a)
......... 4,979 5,034,198
Series 2024-NQM1, Class SA,
0.00%, 01/25/64
(a)
......... 13 9,110
Series 2024-NQM3, Class A1,
6.04%, 06/25/64
(g)
......... 46,343 46,789,800
Series 2024-NQM3, Class A2,
6.30%, 06/25/64
(g)
......... 3,654 3,690,029
Series 2024-NQM3, Class A3,
6.50%, 06/25/64
(g)
......... 6,376 6,440,951
Series 2024-NQM3, Class B1,
7.50%, 06/25/64
(a)
......... 3,975 4,046,998
Series 2024-NQM3, Class B2,
8.02%, 06/25/64
(a)
......... 3,640 3,659,973
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-NQM3, Class B3,
8.02%, 06/25/64
(a)
......... USD 9,961 $ 9,599,915
Series 2024-NQM3, Class M1,
6.41%, 06/25/64
(a)
......... 5,794 5,851,571
Series 2024-NQM3, Class SA,
0.00%, 06/25/64
(a)
......... 8 8,011
Series 2024-NQM4, Class A1,
4.79%, 12/26/64
(g)
......... 74,425 74,238,158
Series 2024-NQM4, Class A2,
5.10%, 12/26/64
(g)
......... 7,001 6,977,899
Series 2024-NQM4, Class A3,
5.25%, 12/26/64
(g)
......... 7,842 7,827,848
Series 2024-NQM4, Class B1,
6.96%, 12/26/64
(a)
......... 3,489 3,501,305
Series 2024-NQM4, Class B2,
7.55%, 12/26/64
(a)
......... 2,662 2,659,295
Series 2024-NQM4, Class B3,
7.55%, 12/26/64
(a)
......... 6,092 5,831,989
Series 2024-NQM4, Class M1,
6.31%, 12/26/64
(a)
......... 5,737 5,799,046
Series 2024-NQM4, Class XS,
0.00%, 12/26/64
(a)
......... 107,248 4,518,834
Series 2025-NQM1, Class A1,
5.66%, 01/25/65
(g)
......... 58,712 59,196,908
Series 2025-NQM1, Class A2,
5.87%, 01/25/65
(g)
......... 6,771 6,835,137
Series 2025-NQM1, Class A3,
5.97%, 01/25/65
(g)
......... 6,448 6,509,336
Series 2025-NQM1, Class B1,
6.94%, 01/25/65
(a)
......... 3,998 4,023,430
Series 2025-NQM1, Class B2,
7.80%, 01/25/65
(a)
......... 3,476 3,490,037
Series 2025-NQM1, Class B3,
7.80%, 01/25/65
(a)
......... 7,706 7,448,385
Series 2025-NQM1, Class M1,
6.49%, 01/25/65
(a)
......... 6,431 6,534,535
Series 2025-NQM1, Class SA,
0.00%, 01/25/65
(a)
......... 13 11,853
Series 2025-NQM2, Class A1,
5.75%, 05/25/65
(g)
......... 66,266 67,197,910
Series 2025-NQM2, Class A2,
5.94%, 05/25/65
(g)
......... 5,247 5,320,702
Series 2025-NQM2, Class A3,
6.04%, 05/25/65
(g)
......... 10,309 10,453,709
Series 2025-NQM2, Class B1,
7.69%, 05/25/65
(a)
......... 3,307 3,398,684
Series 2025-NQM2, Class B2,
7.69%, 05/25/65
(a)
......... 1,313 1,309,722
Series 2025-NQM2, Class B3,
7.69%, 05/25/65
(a)
......... 243 218,059
Series 2025-NQM2, Class M1,
6.71%, 05/25/65
(a)
......... 6,712 6,900,123
Series 2025-NQM2, Class SA,
0.00%, 05/25/65
(a)
......... 2 1,842
Series 2025-NQM3, Class A1,
5.64%, 05/25/65
(g)
......... 19,139 19,312,167
Series 2025-NQM3, Class B1,
7.61%, 05/25/65
(a)
......... 1,651 1,658,867
Series 2025-NQM4, Class PT2,
0.00%, 07/25/65
(a)
......... 121,964 125,620,398
Series 2025-NQM5, Class PT2,
5.14%, 10/25/55
(a)
......... 124,476 128,271,416
Barclays Mortgage Trust
(c)
Series 2021-NPL1, Class A, 5.00%,
11/25/51
(g)
.............. 24,547 24,539,199

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(g)
.............. USD 6,368 $ 6,372,398
Series 2021-NPL1, Class C, 0.00%,
11/25/51 ............... 12,848 17,409,611
Series 2022-RPL1, Class A, 4.25%,
02/25/28
(g)
.............. 21,343 21,240,622
Series 2022-RPL1, Class B, 4.25%,
02/25/28
(g)
.............. 4,958 4,890,529
Series 2022-RPL1, Class C, 0.00%,
02/25/28 ............... 8,321 2,454,921
Series 2022-RPL1, Class SA,
0.00%, 02/25/28 .......... 43 39,970
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (1-mo. CME Term
SOFR at 0.15% Floor + 0.26%),
4.02%, 05/28/36
(a)(c)
.......... 2,120 2,048,380
Bear Stearns ALT-A Trust
(a)
Series 2006-6, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
4.59%, 11/25/36 .......... 1,703 1,480,746
Series 2007-1, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
4.59%, 01/25/47 .......... 1,382 1,197,216
Bear Stearns Asset-Backed Securities
I Trust
Series 2005-AC9, Class A5, 6.25%,
12/25/35
(g)
.............. 1,984 1,956,643
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36
(g)
.............. 2,471 2,572,708
Series 2006-AC2, Class 1A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 7.50% Cap + 0.46%), 4.62%,
03/25/36
(a)
.............. 5,765 1,464,783
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo.
CME Term SOFR at 0.28%
Floor and 11.00% Cap + 0.39%),
4.55%, 08/25/36 .......... 621 615,874
Series 2007-AR2, Class A1, (1-mo.
CME Term SOFR at 0.34% Floor
and 10.50% Cap + 0.45%),
4.61%, 03/25/37 .......... 85 77,597
Series 2007-AR3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
and 10.50% Cap + 0.39%),
4.55%, 03/25/37 .......... 1,290 1,215,730
Series 2007-AR4, Class 2A1, (1-mo.
CME Term SOFR at 0.21% Floor
and 10.50% Cap + 0.32%),
4.48%, 06/25/37 .......... 871 840,560
BRAVO, Series 2024-NQM6, Class B2,
8.03%, 08/01/64
(a)(c)
.......... 500 505,521
BRAVO Residential Funding Trust
(c)
Series 2023-NQM6, Class B1,
7.99%, 09/25/63
(a)
......... 1,500 1,516,578
Series 2024-NQM1, Class B1,
8.04%, 12/01/63 .......... 565 575,886
Series 2024-NQM3, Class B1,
8.10%, 03/25/64
(a)
......... 845 864,484
Series 2025-NQM6, Class A1,
5.33%, 06/25/65
(g)
......... 14,115 14,193,646
CAFL Issuer LLC, Series 2024-RTL1,
Class A1, 6.75%, 11/28/31
(c)(g)
... 3,230 3,274,830
Security
Par (000)
Par (000) Value
United States (continued)
CFMT LLC
(c)
Series 2024-HB14, Class M2,
3.00%, 06/25/34
(a)
......... USD 547 $ 523,966
Series 2024-HB14, Class M3,
3.00%, 06/25/34
(a)
......... 1,360 1,293,708
Series 2024-HB15, Class M2,
4.00%, 08/25/34
(a)
......... 474 463,099
Series 2024-R1, Class A1, 4.00%,
10/25/54
(g)
.............. 6,260 6,175,413
Series 2024-R1, Class A2, 4.00%,
10/25/54
(g)
.............. 947 919,626
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 49,799 19,487,701
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 5.15%,
11/25/35
(a)
.............. 823 680,030
Series 2006-17, Class A6, 6.00%,
12/25/36 ............... 1,200 522,387
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.96% Floor + 0.96%), 5.11%,
04/25/46
(a)
.............. 26,614 7,254,187
Series 2006-OA5, Class 3A1, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 4.67%, 04/25/46
(a)
.. 876 850,459
Series 2007-1, Class A2, 6.00%,
03/25/37 ............... 770 336,289
Series 2007-9, Class A1, 5.75%,
07/25/37 ............... 2,453 1,141,131
Series 2007-9, Class A11, 5.75%,
07/25/37 ............... 1,341 623,615
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 12,958 4,607,891
Series 2007-J1, Class 2A1, 6.00%,
02/25/37 ............... 2,722 964,093
CHNGE Mortgage Trust, Series 2022-1,
Class A1, 3.01%, 01/25/67
(a)(c)
... 3,545 3,428,468
CIM Trust
(a)(c)
Series 2019-J2, Class B4, 3.76%,
10/25/49 ............... 1,476 1,207,462
Series 2023-I1, Class B1, 7.05%,
04/25/58 ............... 3,735 3,826,375
Series 2023-I2, Class B1, 6.79%,
12/25/67 ............... 4,261 4,287,586
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%,
05/25/37 ............... 1,134 997,823
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 2,317 2,193,846
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 3,240 2,773,002
Citigroup Mortgage Loan Trust
Series 2007-6, Class 2A1, (1-mo.
CME Term SOFR at 0.50% Floor
and 6.50% Cap + 0.61%), 4.77%,
05/25/37
(a)
.............. 3,100 2,878,156
Series 2014-C, Class B2, 4.25%,
02/25/54
(a)(c)
............. 582 579,740
Series 2022-A, Class A1, 9.17%,
09/25/62
(c)(g)
............. 9,934 9,961,105
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 689 604,471

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
COLT Mortgage Loan Trust
(c)
Series 2020-2, Class M1, 5.25%,
03/25/65
(a)
.............. USD 2,734 $ 2,734,618
Series 2021-5, Class A1, 1.73%,
11/26/66
(a)
.............. 4,958 4,475,867
Series 2021-HX1, Class B2, 3.86%,
10/25/66
(a)
.............. 1,000 789,508
Series 2022-1, Class B2, 4.15%,
12/27/66
(a)
.............. 623 540,911
Series 2022-3, Class B1, 4.20%,
02/25/67
(a)
.............. 2,500 2,191,926
Series 2022-5, Class B1, 4.74%,
03/25/67
(a)
.............. 4,802 4,609,702
Series 2022-8, Class B1, 6.48%,
08/25/67
(a)
.............. 2,315 2,306,251
Series 2024-6, Class A1, 5.39%,
11/25/69
(g)
.............. 15,886 15,971,583
Series 2025-6, Class A1, 5.53%,
08/25/70
(g)
.............. 14,849 14,982,094
Series 2025-7, Class A1, 5.47%,
06/25/70
(g)
.............. 9,816 9,896,525
Series 2025-7, Class B1, 6.92%,
06/25/70
(a)
.............. 1,000 1,007,501
Series 2025-8, Class A1, 5.48%,
08/25/70
(g)
.............. 5,228 5,271,912
Series 2025-8, Class B1, 7.10%,
08/25/70
(a)
.............. 1,618 1,629,828
Series 2025-9, Class B1, 6.82%,
09/25/70
(a)
.............. 1,891 1,895,465
Credit Suisse Mortgage Capital
Certificates
(c)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,074 7,814,876
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(a)
.............. 1,119 421,977
Cross Mortgage Trust
(a)(c)
Series 2024-H7, Class A1, 5.59%,
11/25/69 ............... 2,485 2,504,229
Series 2025-H5, Class A1, 5.51%,
07/25/70 ............... 13,800 13,903,262
Series 2025-H6, Class B1B, 7.59%,
07/25/70 ............... 1,636 1,633,914
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (1-mo. CME Term SOFR
at 1.35% Floor and 6.25% Cap +
1.46%), 5.62%, 11/25/35
(a)
...... 3,144 638,867
CSMC Mortgage-Backed Trust, Series
2006-4, Class 1A3, 6.00%, 05/25/36 631 324,699
CSMC Trust
(c)
Series 2014-9R, Class 9A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 4.68%, 08/27/36
(a)
.. 1,584 1,309,078
Series 2014-SAF1, Class B5, 3.84%,
03/25/44
(a)
.............. 2,830 2,135,033
Series 2015-4R, Class 1A4, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 3.74%, 10/27/36
(a)
.. 4,255 2,902,434
Series 2015-6R, Class 5A2, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 4.45%, 03/27/36
(a)
.. 2,630 2,078,238
Series 2020-NQM1, Class A3,
2.72%, 05/25/65
(g)
......... 492 471,656
Series 2021-NQM8, Class M1,
3.26%, 10/25/66
(a)
......... 1,453 1,124,377
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-ATH3, Class B1, 7.10%,
08/25/67
(a)
.............. USD 5,136 $ 5,116,842
Series 2022-NQM6, Class PT,
8.87%, 12/25/67
(a)
......... 22,143 22,312,512
Deephaven Residential Mortgage
Trust
(c)
Series 2022-2, Class M1, 4.30%,
03/25/67
(a)
.............. 2,349 2,097,940
Series 2022-3, Class B1, 5.26%,
07/25/67
(a)
.............. 3,178 2,891,294
Series 2022-3, Class M1, 5.26%,
07/25/67
(a)
.............. 5,876 5,673,360
Series 2024-1, Class A1, 5.74%,
07/25/69
(g)
.............. 4,250 4,293,361
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4, Class
A2A, (1-mo. CME Term SOFR
at 0.34% Floor + 0.45%), 4.61%,
08/25/47
(a)
................ 1,942 1,796,544
Deutsche Alt-B Securities Mortgage
Loan Trust
(a)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 711 618,952
Series 2006-AB3, Class A8, 6.36%,
07/25/36 ............... 452 393,592
Ellington Financial Mortgage Trust
(c)
Series 2022-4, Class B2, 5.89%,
09/25/67
(a)
.............. 4,578 4,518,879
Series 2025-INV3, Class A1, 5.44%,
07/25/70
(g)
.............. 13,619 13,702,613
Series 2025-INV4, Class B1, 6.84%,
10/25/70
(a)
.............. 3,020 3,019,965
Series 2025-INV4, Class B2, 7.37%,
10/25/70
(a)
.............. 1,917 1,899,117
Series 2025-NQM2, Class A1,
5.60%, 06/25/70
(a)(g)
........ 13,956 14,073,802
EverBank Mortgage Loan Trust, Series
2013-2, Class B5, 3.34%, 06/25/43
(a)
(c)
...................... 3,943 2,584,109
First Horizon Alternative Mortgage
Securities Trust
(a)
Series 2005-AA12, Class 2A1,
4.93%, 02/25/36 .......... 76 45,894
Series 2006-AA7, Class A1, 4.88%,
01/25/37 ............... 117 92,151
Gaea Mortgage Loan Trust, Series
2025-A, Class A, 6.75%, 02/25/30
(a)
(c)
...................... 4,293 4,183,417
GCAT Trust
(c)
Series 2020-NQM2, Class B1,
4.85%, 04/25/65
(a)
......... 4,430 4,187,976
Series 2021-NQM3, Class B1,
3.47%, 05/25/66
(a)
......... 3,170 2,410,299
Series 2022-NQM2, Class M1,
4.20%, 02/25/67
(a)
......... 2,331 1,971,743
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(g)
......... 10,676 10,663,570
Series 2025-NQM3, Class A1,
0.00%, 05/25/70
(g)
......... 14,421 14,547,362
Series 2025-NQM4, Class A1,
0.00%, 06/25/70
(g)
......... 7,318 7,380,973
Series 2025-NQM4, Class B1,
7.21%, 06/25/70
(a)
......... 917 925,433

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap +
2.00%), 6.15%, 03/25/36
(a)
..... USD 1,114 $ 1,011,580
GS Mortgage-Backed Securities Corp.
Trust
(a)(c)
Series 2019-PJ2, Class B4, 4.36%,
11/25/49 ............... 2,419 2,205,096
Series 2020-PJ2, Class B4, 3.55%,
07/25/50 ............... 1,832 1,546,187
GS Mortgage-Backed Securities Trust
(c)
Series 2023-CCM1, Class B1,
7.39%, 08/25/53
(a)
......... 2,130 2,130,053
Series 2025-NQM2, Class A1,
5.65%, 06/25/65
(a)
......... 9,104 9,176,947
Series 2025-NQM3, Class B1,
6.87%, 11/25/65 .......... 1,475 1,475,531
Series 2025-NQM3, Class B2,
7.51%, 11/25/65
(a)
......... 1,568 1,544,180
Series 2025-NQM4, Class B1,
6.77%, 10/25/65
(a)
......... 1,658 1,657,627
Series 2025-NQM4, Class B2,
7.51%, 10/25/65
(a)
......... 1,326 1,314,493
Series 2025-RPL3, Class A1, 4.10%,
07/25/65
(g)
.............. 11,773 11,461,181
GSMPS Mortgage Loan Trust
(a)(c)
Series 2005-RP1, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.62%, 01/25/35 ... 2,225 1,949,545
Series 2005-RP2, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.62%, 03/25/35 ... 3,239 3,046,392
Series 2006-RP1, Class 1AF1, (1-
mo. CME Term SOFR at 0.35%
Floor and 9.15% Cap + 0.46%),
4.62%, 01/25/36 .......... 2,127 1,717,011
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 6.84%,
01/25/35
(a)
.............. 236 233,055
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 45 95,381
Series 2007-OA2, Class 2A1,
2.80%, 06/25/47
(a)
......... 1,270 731,073
HarborView Mortgage Loan Trust
(a)
Series 2006-12, Class 1A1A, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 4.66%, 12/19/36 ... 10,051 7,945,439
Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.51%), 4.65%, 05/19/37 ... 2,797 2,226,615
Series 2007-4, Class 2A2, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.00% Cap + 0.61%),
4.50%, 07/19/37 .......... 914 888,206
Homes Trust, Series 2025-NQM2,
Class A1, 5.42%, 02/25/70
(c)(g)
... 7,151 7,190,706
HOMES Trust
(c)(g)
Series 2025-AFC2, Class A1A,
5.47%, 06/25/60 .......... 14,265 14,365,939
Series 2025-NQM3, Class A1,
5.63%, 02/25/70 .......... 13,726 13,845,936
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a)(c)
............... 9,901 9,895,497
Security
Par (000)
Par (000) Value
United States (continued)
Homeward Opportunities Fund Trust
(c)
Series 2022-1, Class A1, 5.08%,
07/25/67
(g)
.............. USD 10,652 $ 10,634,537
Series 2022-1, Class M1, 5.03%,
07/25/67
(a)
.............. 6,241 6,144,271
Impac Secured Assets Trust, Series
2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%),
4.61%, 11/25/36
(a)
........... 3,097 2,830,693
IndyMac INDX Mortgage Loan Trust
(a)
Series 2006-AR15, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 4.51%, 07/25/36 ... 522 513,431
Series 2006-AR35, Class 2A1A, (1-
mo. CME Term SOFR at 0.34%
Floor and 10.50% Cap + 0.45%),
4.61%, 01/25/37 .......... 987 888,694
Series 2006-AR41, Class A3, (1-mo.
CME Term SOFR at 0.36%
Floor and 11.00% Cap + 0.47%),
4.63%, 02/25/37 .......... 821 785,388
Series 2007-AR19, Class 3A1,
3.83%, 09/25/37 .......... 4,769 3,090,066
Series 2007-FLX5, Class 2A2, (1-
mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.75%, 08/25/37 1,281 1,179,275
J.P. Morgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 4.78%,
05/25/37
(a)
................ 628 552,489
J.P. Morgan Mortgage Trust
Series 2007-A1, Class 4A1, 6.19%,
07/25/35
(a)
.............. 3 2,796
Series 2021-4, Class B3, 2.90%,
08/25/51
(a)(c)
............. 6,264 5,094,095
Series 2021-4, Class B4, 2.90%,
08/25/51
(a)(c)
............. 564 449,435
Series 2021-4, Class B5, 2.90%,
08/25/51
(a)(c)
............. 423 316,801
Series 2021-4, Class B6, 2.90%,
08/25/51
(a)(c)
............. 1,261 519,872
Series 2021-INV5, Class A5A,
2.50%, 12/25/51
(a)(c)
........ 16,474 13,555,929
Series 2021-INV5, Class B4, 3.19%,
12/25/51
(a)(c)
............. 2,412 2,000,781
Series 2021-INV5, Class B5, 3.19%,
12/25/51
(a)(c)
............. 844 652,012
Series 2021-INV5, Class B6, 3.07%,
12/25/51
(a)(c)
............. 2,894 1,410,923
Series 2021-INV7, Class A5A,
2.50%, 02/25/52
(a)(c)
........ 7,561 6,221,926
Series 2021-INV7, Class B1, 3.27%,
02/25/52
(a)(c)
............. 7,141 6,142,116
Series 2021-INV7, Class B2, 3.27%,
02/25/52
(a)(c)
............. 1,676 1,426,411
Series 2021-INV7, Class B3, 3.27%,
02/25/52
(a)(c)
............. 2,332 1,964,325
Series 2021-INV7, Class B4, 3.27%,
02/25/52
(a)(c)
............. 1,239 1,018,075
Series 2021-INV7, Class B5, 3.27%,
02/25/52
(a)(c)
............. 510 394,025
Series 2021-INV7, Class B6, 3.13%,
02/25/52
(a)(c)
............. 1,669 794,320
Series 2024-VIS1, Class B2, 8.07%,
07/25/64
(a)(c)
............. 1,000 1,010,221
Series 2024-VIS2, Class B1, 7.71%,
11/25/64
(a)(c)
............. 3,191 3,239,541

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-DSC2, Class B1,
6.92%, 10/25/65
(a)(c)
........ USD 2,000 $ 1,999,953
Series 2025-VIS2, Class A1, 5.38%,
01/25/63
(c)(g)
............. 14,842 14,965,638
Series 2025-VIS2, Class A1B,
5.38%, 01/25/63
(a)(c)(g)
....... 1,979 1,995,419
Series 2025-VIS3, Class B1, 6.76%,
02/25/66
(a)(c)
............. 2,590 2,590,026
Series 2025-VIS3, Class B2, 6.51%,
02/25/66
(a)(c)
............. 1,647 1,618,029
Legacy Mortgage Asset Trust, Series
2021-GS2, Class A1, 5.75%,
04/25/61
(c)(g)
............... 25,170 25,150,358
Lehman XS Trust, Series 2007-16N,
Class AF2, (1-mo. CME Term SOFR
at 1.90% Floor + 2.01%), 6.17%,
09/25/47
(a)
................ 2,424 3,346,497
MASTR Resecuritization Trust, Series
2008-3, Class A1, 3.79%, 08/25/37
(a)
(c)
...................... 1,283 382,188
MCM Trust
(d)
Series 2018-NPL2,  2.50%, 09/25/31 37,234 35,799,380
Series 2021-VFN1,   0 . 0 0%, 09/25/31 34,236 24,255,985
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class A2,
(1-mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.69%, 04/25/37
(a)
2,302 1,832,371
Merrill Lynch Mortgage Investors Trust,
Series 2006-AF2, Class AV1, (1-mo.
CME Term SOFR at 0.32% Floor +
0.43%), 4.59%, 09/25/37
(a)
..... 1,248 623,403
MFA Trust
(c)
Series 2020-NQM1, Class A3,
3.30%, 08/25/49
(a)
......... 120 114,737
Series 2021-INV1, Class M1, 2.29%,
01/25/56
(a)
.............. 4,189 3,995,755
Series 2021-NQM1, Class B1,
3.51%, 04/25/65
(a)
......... 6,050 5,012,936
Series 2022-NQM1, Class M1,
4.27%, 12/25/66
(a)
......... 4,096 3,625,921
Series 2022-NQM3, Class A1,
5.57%, 09/25/67
(g)
......... 7,630 7,603,682
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(g)
.............. 23,640 23,668,647
Series 2024-RTL1, Class A1, 7.09%,
02/25/29
(g)
.............. 10,556 10,625,545
Series 2025-NQM3, Class A1,
5.26%, 08/25/70
(g)
......... 12,928 12,971,207
Series 2025-NQM3, Class B1,
6.93%, 08/25/70
(a)
......... 1,850 1,855,684
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (1-mo.
CME Term SOFR at 0.16% Floor
and 10.50% Cap + 0.27%), 4.76%,
12/26/46
(a)(c)
............... 1,059 987,968
Morgan Stanley Residential Mortgage
Loan Trust
(c)
Series 2014-1A, Class B3, 5.88%,
06/25/44
(a)
.............. 777 785,160
Series 2023-NQM1, Class B1,
7.40%, 09/25/68
(a)
......... 2,584 2,608,571
Series 2025-DSC2, Class A1,
5.44%, 07/25/70
(g)
......... 16,677 16,797,078
Series 2025-DSC2, Class B1,
6.97%, 07/25/70
(a)
......... 1,557 1,545,875
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-NQM4, Class A1,
5.59%, 06/25/70
(g)
......... USD 14,489 $ 14,609,745
Series 2025-NQM5, Class A1,
5.44%, 07/25/70
(a)
......... 4,922 4,953,579
Series 2025-NQM7, Class B1,
6.59%, 09/25/70
(a)
......... 2,712 2,711,970
Series 2025-SPL1, Class M1,
4.25%, 02/25/65
(g)
......... 1,609 1,492,354
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, (1-mo.
CME Term SOFR at 0.34% Floor
and 9.00% Cap + 0.45%), 4.73%,
04/16/36
(a)(c)
............... 3,786 3,717,771
NACC Reperforming Loan REMIC
Trust
(c)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 2,526 2,303,874
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 580 544,753
NCMF Trust,   8.72%, 06/10/33
(a)(c)
.. 25,735 26,221,062
New Residential Mortgage Loan Trust
(a)
(c)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 1,373 1,349,909
Series 2020-RPL1, Class B3, 3.84%,
11/25/59 ............... 10,258 8,106,282
Series 2024-NQM3, Class B1,
7.14%, 11/25/64 .......... 1,596 1,642,739
Series 2025-NQM4, Class A1,
0.00%, 07/25/65 .......... 6,762 6,811,229
Series 2025-NQM4, Class B1,
7.04%, 07/25/65 .......... 1,880 1,869,615
NLT Trust, Series 2021-INV2, Class B1,
3.32%, 08/25/56
(a)(c)
.......... 1,895 1,456,872
NMLT Trust, Series 2021-INV1, Class
B1, 3.61%, 05/25/56
(a)(c)
....... 2,642 2,089,557
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(c)
............. 562 559,741
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(g)
.............. 497 479,025
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(g)
.............. 1,497 264,606
Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor
+ 0.95%), 5.11%, 06/25/37
(a)
.. 581 488,199
NYMT Loan Trust, Series 2024-INV1,
Class A1, 5.38%, 06/25/69
(a)(c)
... 5,787 5,809,559
OBX Trust
(c)(g)
Series 2022-NQM7, Class A1,
5.11%, 08/25/62 .......... 7,045 7,036,895
Series 2025-NQM11, Class A1A,
5.42%, 05/25/65 .......... 13,870 13,984,556
PRKCM Trust
(a)(c)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 2,770 2,467,563
Series 2022-AFC1, Class A1A,
4.10%, 04/25/57 .......... 1,392 1,384,779
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 9,765 9,759,256
Series 2023-AFC1, Class B1,
7.42%, 02/25/58 .......... 4,567 4,581,106
PRPM LLC, Series 2025-RCF3, Class
A2, 5.25%, 07/25/55
(c)(g)
....... 2,750 2,752,377

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
PRPM Trust
(c)
Series 2022-NQM1, Class B1,
5.40%, 08/25/67
(a)
......... USD 964 $ 944,311
Series 2024-NQM1, Class B1,
7.44%, 12/25/68
(a)
......... 2,066 2,079,330
Series 2025-NQM3, Class A1,
5.61%, 05/25/70
(g)
......... 13,835 13,935,359
Series 2025-NQM3, Class B1,
6.94%, 05/25/70
(a)
......... 4,229 4,225,401
Rain City Mortgage Trust, Series 2024-
RTL1, Class A1, 6.53%, 09/25/29
(a)(c)
6,457 6,537,062
RALI Trust
(a)
Series 2006-QA10, Class A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.63%, 12/25/36 ... 3,016 2,646,171
Series 2007-QH9, Class A1, 4.17%,
11/25/37 ............... 525 437,902
Series 2007-QO2, Class A1, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 4.42%, 02/25/47 ... 442 134,633
RCKT Mortgage Trust
(c)
Series 2020-1, Class B4, 3.47%,
02/25/50
(a)
.............. 1,533 1,385,938
Series 2024-CES8, Class A1A,
5.49%, 11/25/44
(g)
......... 3,453 3,482,022
Reperforming Loan REMIC Trust
(a)(c)
Series 2005-R1, Class 1AF2, (1-mo.
CME Term SOFR at 0.36% Floor
and 8.00% Cap + 0.47%), 4.63%,
03/25/35 ............... 290 280,503
Series 2005-R2, Class 1AF1, (1-mo.
CME Term SOFR at 0.34% Floor
and 9.50% Cap + 0.45%), 4.61%,
06/25/35 ............... 618 597,155
Series 2005-R3, Class AF, (1-mo.
CME Term SOFR at 0.40% Floor
and 9.50% Cap + 0.51%), 4.67%,
09/25/35 ............... 1,036 842,540
Residential Mortgage Loan Trust
(a)(c)
Series 2019-2, Class B2, 6.04%,
05/25/59 ............... 4,847 4,812,557
Series 2019-3, Class B2, 5.66%,
09/25/59 ............... 5,659 5,662,733
Series 2020-1, Class B2, 4.66%,
01/26/60 ............... 2,129 1,991,425
RFMSI Trust
(a)
Series 2006-SA2, Class 2A1, 5.55%,
08/25/36 ............... 6,869 4,838,059
Series 2006-SA4, Class 2A1, 5.49%,
11/25/36 ............... 374 315,238
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a)(c)
............... 4,706 4,246,979
Saluda Grade Alternative Mortgage
Trust
(c)(g)
Series 2024-RTL4, Class A1, 7.50%,
02/25/30 ............... 18,613 18,791,253
Series 2024-RTL5, Class A1, 7.76%,
04/25/30 ............... 10,861 10,990,430
Santander Mortgage Asset Receivable
Trust
(c)
Series 2025-NQM3, Class A1,
5.60%, 05/25/65
(g)
......... 13,594 13,703,179
Series 2025-NQM5, Class B1,
6.89%, 08/25/65
(a)
......... 3,165 3,164,645
Security
Par (000)
Par (000) Value
United States (continued)
Seasoned Loans Structured
Transaction Trust
(a)(c)
Series 2020-2, Class M1, 4.75%,
09/25/60 ............... USD 9,405 $ 9,334,767
Series 2020-3, Class M1, 4.75%,
04/26/60 ............... 573 567,504
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 4.35%, 07/20/37
(a)
.. 1,298 1,020,123
SG Residential Mortgage Trust
(c)
Series 2019-3, Class B1, 4.08%,
09/25/59
(a)
.............. 1,593 1,515,408
Series 2022-2, Class A1, 5.35%,
08/25/62
(g)
.............. 2,295 2,295,479
Series 2022-2, Class B1, 5.29%,
08/25/62
(a)
.............. 4,811 4,738,731
Spruce Hill Mortgage Loan Trust,
Series 2022-SH1, Class A3, 4.10%,
07/25/57
(c)(g)
............... 1,653 1,592,945
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 6.24%,
04/25/37
(a)
................ 268 125,370
Starwood Mortgage Residential Trust
(c)
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)
.............. 4,942 4,651,084
Series 2020-INV1, Class M1, 2.50%,
11/25/55 ............... 1,545 1,453,263
Structured Adjustable Rate Mortgage
Loan Trust
(a)
Series 2005-11, Class 1A1, 4.78%,
05/25/35 ............... 534 446,584
Series 2006-3, Class 4A, 4.06%,
04/25/36 ............... 1,289 668,792
Structured Asset Mortgage Investments
II Trust
(a)
Series 2006-AR2, Class A1, (1-mo.
CME Term SOFR at 0.46% Floor
and 10.50% Cap + 0.57%),
4.73%, 02/25/36 .......... 653 610,054
Series 2006-AR4, Class 3A1, (1-mo.
CME Term SOFR at 0.38% Floor
and 10.50% Cap + 0.49%),
4.65%, 06/25/36 .......... 3,585 3,150,572
Series 2006-AR5, Class 2A1, (1-mo.
CME Term SOFR at 0.42% Floor
and 10.50% Cap + 0.53%),
4.69%, 05/25/46 .......... 861 609,519
Structured Asset Securities Corp.
Mortgage Loan Trust
(c)
Series 2006-RF3, Class 1A2, 6.00%,
10/25/36 ............... 1,897 1,028,293
Series 2006-RF4, Class 2A1, 6.00%,
10/25/36 ............... 2,229 1,119,889
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (1M Sofr
FWD at 0.09% Floor + 0.20%),
3.85%, 06/25/46
(a)
........... 2,651 1,581,519
Toorak Mortgage Trust, Series 2024-2,
Class A1, 6.33%, 10/25/31
(c)(g)
... 1,634 1,642,428
TRK Trust
(a)(c)
Series 2021-INV1, Class B1, 3.29%,
07/25/56 ............... 1,876 1,554,795
Series 2021-INV2, Class B1, 4.10%,
11/25/56 ............... 6,120 5,027,240
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(c)(d)
.......... 24,214 22,322,651

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
TVC DSCR Trust, Series 2021-
1,  0.00%, 03/25/28
(d)
......... USD 12,832 $ 10,994,197
Verus Securitization Trust
(c)
Series 2021-3, Class B1, 3.20%,
06/25/66
(a)
.............. 3,316 2,546,352
Series 2021-6, Class B1, 4.05%,
10/25/66
(a)
.............. 540 415,628
Series 2021-6, Class M1, 2.94%,
10/25/66
(a)
.............. 1,567 1,178,697
Series 2021-8, Class A1, 1.82%,
11/25/66
(a)
.............. 4,372 4,046,375
Series 2022-1, Class B1, 4.01%,
01/25/67
(a)
.............. 2,802 2,123,098
Series 2022-3, Class B1, 4.06%,
02/25/67
(a)
.............. 2,034 1,622,473
Series 2023-2, Class B1, 7.44%,
03/25/68
(a)
.............. 4,333 4,359,143
Series 2024-7, Class B1, 6.50%,
09/25/69
(a)
.............. 1,643 1,646,985
Series 2025-5, Class A1, 5.43%,
06/25/70
(g)
.............. 10,026 10,101,174
Series 2025-6, Class A1, 5.42%,
07/25/70
(g)
.............. 22,937 23,114,468
Series 2025-7, Class B1, 6.62%,
08/25/70
(a)
.............. 1,850 1,853,244
Series 2025-7, Class B2, 7.51%,
08/25/70
(a)
.............. 1,414 1,410,753
Series 2025-8, Class B1, 6.48%,
09/25/70 ............... 1,338 1,320,693
Series 2025-8, Class B2, 7.52%,
09/25/70
(a)
.............. 656 654,361
Series 2025-R1, Class B1, 6.40%,
05/25/65
(a)
.............. 389 385,200
Visio Trust
(a)(c)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,696,329
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,846,578
Series 2022-1, Class B1, 5.75%,
08/25/57 ............... 4,722 4,701,179
Vista Point Securitization Trust
(a)(c)
Series 2020-2, Class B1, 4.90%,
04/25/65 ............... 1,160 1,135,905
Series 2020-2, Class B2, 5.16%,
04/25/65 ............... 1,100 1,064,041
Washington Mutual Mortgage Pass-
Through Certificates Trust
(a)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.99% Floor + 0.99%), 5.14%,
06/25/46 ............... 238 219,253
Series 2007-HY3, Class 4A1, 4.99%,
03/25/37 ............... 46 42,854
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.75% Floor + 0.75%), 4.90%,
06/25/47 ............... 6,030 5,055,753
Series 2007-OA5, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 0.80%), 4.95%,
06/25/47 ............... 1,696 1,416,937
Security
Par (000)
Par (000) Value
United States (continued)
Washington Mutual Mortgage Pass-
Through Certificates WMALT
(a)
Series 2006-AR10, Class A2A, (1-
mo. CME Term SOFR at 0.34%
Floor + 0.45%), 4.61%, 12/25/36 USD 1,114 $ 923,376
Series 2007-OA3, Class 5A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 1.25%), 5.40%,
04/25/47 ............... 1,625 1,416,971
Series 2007-OC2, Class A3, (1-mo.
CME Term SOFR at 0.62% Floor
+ 0.73%), 4.89%, 06/25/37 ... 1,540 1,455,490
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (1-mo.
CME Term SOFR at 0.55% Floor
and 5.50% Cap + 0.66%), 4.82%,
11/25/35
(a)
.............. 574 429,718
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 233 190,429
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 1,734 1,394,707
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,285 2,157,396
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(g)
.............. 2,566 2,264,462
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(g)
.............. 682 601,996
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.72% Floor + 0.72%), 4.87%,
12/25/46
(a)
.............. 4,872 3,985,983
Western Alliance Bank
(a)(c)
Series 2021-CL2, Class M1, (SOFR
30 day Average at 0.00% Floor +
3.15%), 7.51%, 07/25/59 .... 10,823 11,293,245
Series 2021-CL2, Class M2, (SOFR
30 day Average at 0.00% Floor +
3.70%), 8.06%, 07/25/59 .... 14,781 15,449,085
WinWater Mortgage Loan Trust, Series
2014-3, Class B5, 4.00%, 11/20/44
(a)
(c)
...................... 1,651 1,207,699
2,404,456,252
Commercial Mortgage-Backed Securities — 6.6%
Ireland — 0.4%
(a)
Frost CMBS DAC, Series 2021-1X,
Class GBA, (Sterling Overnight
Index Average at 1.35% Floor +
1.35%), 5.34%, 11/20/33
(b)
...... GBP 1,769 2,380,417
Lagarino European Loan Conduit No.
40 DAC
Series 40X, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.52%, 06/22/37
(b)
... EUR 12,539 14,772,691
Series 40X, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.15%), 4.17%, 06/22/37
(b)
... 11,998 14,100,373
Series 40X, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.65%), 4.67%, 06/22/37
(b)
... 7,845 9,219,808
Series 40X, Class D, (3-mo.
EURIBOR at 0.00% Floor +
3.55%), 5.52%, 06/22/37
(b)
... 22,303 26,211,362

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 2.78%, 08/17/33
(b)
... EUR 1,844 $ 2,161,692
Series 1X, Class B, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 3.08%, 08/17/33
(b)
... 1,125 1,319,238
Series 1X, Class C, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 3.43%, 08/17/33
(b)
... 1,331 1,562,361
Series 1X, Class D, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 3.93%, 08/17/33
(b)
... 1,031 1,211,451
Series 1X, Class E, (3-mo.
EURIBOR at 2.70% Floor +
2.70%), 4.73%, 08/17/33
(b)
... 13,537 15,892,910
Last Mile Securities PE DAC
Series 2021-1X, Class A1, (3-mo.
EURIBOR at 0.90% Floor +
0.90%), 2.93%, 08/17/31
(b)
... 3,245 3,808,330
Series 2021-1X, Class B, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.23%, 08/17/31
(b)
... 939 1,101,370
Series 2021-1X, Class C, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 3.63%, 08/17/31
(b)
... 1,061 1,246,383
Taurus UK DAC
Series 2021-UK1X, Class B,
(Sterling Overnight Index Average
at 1.30% Floor + 1.30%), 5.29%,
05/17/31
(b)
.............. GBP 880 1,185,614
Series 2021-UK1X, Class C,
(Sterling Overnight Index Average
at 1.65% Floor + 1.65%), 5.64%,
05/17/31
(b)
.............. 536 721,602
Series 2021-UK1X, Class D,
(Sterling Overnight Index Average
at 2.60% Floor + 2.60%), 6.59%,
05/17/31
(b)
.............. 547 737,827
Series 2021-UK4X, Class C,
(Sterling Overnight Index Average
at 1.75% Floor + 1.75%), 5.74%,
08/17/31
(b)
.............. 319 429,500
Series 2021-UK4X, Class D,
(Sterling Overnight Index Average
at 2.10% Floor + 2.10%), 6.09%,
08/17/31
(b)
.............. 1,567 2,107,753
Series 2025-UK2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.49%,
02/18/35
(b)
.............. 7,172 9,684,221
Series 2025-UK2X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.00%), 5.99%,
02/18/35
(b)
.............. 5,803 7,815,870
Series 2025-UK2X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.50%), 6.49%,
02/18/35
(b)
.............. 7,176 9,694,426
Series 2025-UK2X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 3.20%), 7.19%,
02/18/35
(b)
.............. 15,504 20,954,530
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2025-UK4, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.24%,
08/18/35
(b)
.............. GBP 4,608 $ 6,200,385
Series 2025-UK4, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.59%,
08/18/35
(b)
.............. 1,610 2,166,374
Series 2025-UK4, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.94%,
08/18/35
(b)
.............. 2,693 3,623,627
Thunder Logistics DAC
Series 2024-1X, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.54%, 11/17/36
(b)
... EUR 3,722 4,374,677
Series 2024-1X, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.05%), 4.09%, 11/17/36
(b)
... 1,308 1,534,659
Series 2024-1X, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.55%), 4.59%, 11/17/36
(b)
... 921 1,079,937
UK Logistics DAC
Series 2024-1X, Class A, (Sterling
Overnight Index Average at
1.65% Floor + 1.65%), 5.64%,
05/17/34
(b)
.............. GBP 564 760,416
Series 2025-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 7.99%,
05/17/35
(b)
.............. 17,585 23,756,913
Vita Scientia DAC, Series 2022-1X,
Class B, (3-mo. EURIBOR at 1.80%
Floor + 1.80%), 3.82%, 02/27/33
(b)
EUR 2,700 3,170,445
194,987,162
Italy — 0.1%
(b)
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 4.53%, 05/22/34
(b)
... 12,210 14,348,777
Series 2022-1X, Class B, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 5.53%, 05/22/34
(b)
... 5,922 6,935,011
21,283,788
United Kingdom — 0.1%
(a)
Canary Wharf Finance II plc, Series II,
Class C2, (Sterling Overnight Index
Average at 0.00% Floor + 1.49%),
5.49%, 10/22/37
(b)
........... GBP 2,100 2,457,271
Sage AR Funding
Series 2025-1X, Class A2, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.29%,
05/17/37
(b)
.............. 11,070 14,985,504
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.99%,
05/17/37
(b)
.............. 6,563 8,831,591
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.39%,
05/17/37
(b)
.............. 5,329 7,170,936

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.90%), 7.89%,
05/17/37
(b)
.............. GBP 4,591 $ 6,174,776
UK Logistics DAC
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.34%,
02/17/35
(b)
.............. 6,332 8,545,208
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.68%,
02/17/35
(b)
.............. 3,664 4,942,219
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 6.08%,
02/17/35
(b)
.............. 1,755 2,367,262
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.10%), 7.09%,
02/17/35
(b)
.............. 4,049 5,464,329
60,939,096
United States — 6.0%
1211 Avenue of the Americas Trust
(a)(c)
Series 2015-1211, Class C, 4.28%,
08/10/35 ............... USD 1,100 1,028,500
Series 2015-1211, Class D, 4.28%,
08/10/35 ............... 1,235 1,117,675
Series 2015-1211, Class E, 4.28%,
08/10/35 ............... 2,360 2,112,200
1301 Trust
(a)(c)
Series 2025-1301, Class A, 5.06%,
08/11/42 ............... 4,580 4,638,942
Series 2025-1301, Class E, 7.48%,
08/11/42 ............... 3,150 3,172,207
Series 2025-1301, Class F, 8.37%,
08/11/42 ............... 40,133 40,647,850
1345T
(a)(c)
Series 2025-AOA, Class A, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.75%, 06/15/42 ... 6,027 6,042,068
Series 2025-AOA, Class E, (1-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.65%, 06/15/42 ... 11,864 11,957,865
245 Park Avenue Trust
(a)(c)
Series 2017-245P, Class D, 3.78%,
06/05/37 ............... 1,100 1,053,588
Series 2017-245P, Class E, 3.78%,
06/05/37 ............... 5,691 5,403,766
280 Park Avenue Mortgage Trust
(a)(c)
Series 2017-280P, Class A, (1-mo.
CME Term SOFR at 1.13% Floor
+ 1.18%), 5.33%, 09/15/34 ... 2,069 2,053,482
Series 2017-280P, Class B, (1-mo.
CME Term SOFR at 1.33% Floor
+ 1.38%), 5.53%, 09/15/34 ... 1,978 1,960,693
Series 2017-280P, Class D, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.84%), 6.05%, 09/15/34 ... 3,660 3,593,662
Series 2017-280P, Class E, (1-mo.
CME Term SOFR at 2.37% Floor
+ 2.42%), 6.64%, 09/15/34 ... 17,397 16,853,249
Security
Par (000)
Par (000) Value
United States (continued)
3650R Commercial Mortgage Trust,
Series 2022-PF2, Class A5, 5.47%,
11/15/55
(a)
................ USD 2,100 $ 2,150,938
Alen Mortgage Trust, Series 2021-
ACEN, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
5.42%, 04/15/34
(a)(c)
.......... 2,178 2,109,937
Arbor Multifamily Mortgage Securities
Trust
(c)
Series 2020-MF1, Class E, 1.75%,
05/15/53 ............... 1,165 944,239
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ............... 1,605 1,442,880
AREIT LLC, Series 2022-CRE7, Class
A, (1-mo. CME Term SOFR at 2.24%
Floor + 2.24%), 6.38%, 06/17/39
(a)(c)
4,376 4,376,438
ARES Commercial Mortgage Trust,
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 5.84%, 07/15/41
(a)(c)
.... 17,640 17,684,100
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.59%, 10/15/34
(a)(c)
25,460 25,475,912
Ashford Hospitality Trust
(a)(c)
Series 2018-ASHF, Class D, (1-mo.
CME Term SOFR at 2.23% Floor
+ 2.27%), 6.42%, 04/15/35 ... 3,816 3,792,150
Series 2018-ASHF, Class E, (1-mo.
CME Term SOFR at 3.23% Floor
+ 3.27%), 7.42%, 04/15/35 ... 61 60,637
Atrium Hotel Portfolio Trust
(a)(c)
Series 2017-ATRM, Class D, (1-mo.
CME Term SOFR at 1.95% Floor
+ 2.25%), 6.40%, 12/15/36 ... 8,386 7,977,183
Series 2024-ATRM, Class A, 5.59%,
11/10/29 ............... 28,130 28,670,855
Series 2024-ATRM, Class E, 9.52%,
11/10/29 ............... 7,793 8,011,071
Series 2025-ATRM, Class A, (1-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.80%, 08/15/42 ... 14,679 14,675,793
Series 2025-ATRM, Class F, (1-mo.
CME Term SOFR at 5.50% Floor
+ 5.50%), 9.65%, 08/15/42 ... 25,949 25,907,225
Series 2025-ATRM, Class G, (1-mo.
CME Term SOFR at 6.75% Floor
+ 6.75%), 10.90%, 08/15/42 .. 4,871 4,863,357
BAHA Trust
(a)(c)
Series 2024-MAR, Class A, 6.17%,
12/10/41 ............... 54,860 56,728,345
Series 2024-MAR, Class B, 7.07%,
12/10/41 ............... 1,980 2,062,792
Series 2024-MAR, Class C, 7.77%,
12/10/41 ............... 6,861 7,143,035
BAMLL Commercial Mortgage
Securities Trust, Series 2025-NASH,
Class A, (1-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 6.15%,
09/15/40
(a)(c)
............... 10,618 10,627,954
BAMLL Trust
(a)(c)
Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor
+ 2.35%), 6.50%, 08/15/39 ... 11,500 11,530,267
Series 2025-ASHF, Class A, (1-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.00%, 02/15/42 ... 22,354 22,381,943

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-ASHF, Class E, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 9.40%, 02/15/42 ... USD 9,115 $ 9,149,181
BAY Mortgage Trust, Series 2025-LIVN,
Class A, (1-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 5.95%,
05/15/35
(a)(c)
............... 2,000 2,005,209
Bayview Commercial Asset Trust
(a)(c)
Series 2005-3A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.80% Cap + 0.59%),
4.75%, 11/25/35 .......... 2,168 2,095,511
Series 2005-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 4.72%, 01/25/36 ... 3,761 3,564,321
Series 2005-4A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.70%), 4.86%, 01/25/36 ... 88 83,647
Series 2005-4A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.79%), 4.95%, 01/25/36 ... 236 224,988
Series 2006-1A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.65%), 4.81%, 04/25/36 ... 344 323,868
Series 2006-2A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.53%), 4.69%, 07/25/36 ... 594 572,288
Series 2006-3A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.49%), 4.65%, 10/25/36 ... 376 361,897
Series 2006-3A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 4.72%, 10/25/36 ... 408 392,266
Series 2006-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.46%), 4.62%, 12/25/36 ... 1,431 1,381,008
Series 2007-1, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 4.68%, 03/25/37 ... 965 917,194
Series 2007-2A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 4.68%, 07/25/37 ... 1,426 1,323,650
Series 2007-4A, Class A1, (1-mo.
CME Term SOFR at 0.68% Floor
+ 0.79%), 4.95%, 09/25/37 ... 4,361 4,111,247
Series 2007-5A, Class A4, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.36%), 6.52%, 10/25/37 ... 5,669 3,127,360
Series 2007-6A, Class A4A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.36%), 6.52%, 12/25/37 ... 6,119 5,434,506
Series 2008-2, Class A4A, (1-mo.
CME Term SOFR at 0.00% Floor
and 3.75% Cap + 3.86%), 8.02%,
04/25/38 ............... 1,523 1,508,446
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.27%,
08/05/38
(a)(c)
............. 1,720 1,472,438
Series 2018-TALL, Class A, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.92%), 5.07%, 03/15/37
(a)(c)
. 7,234 6,854,518
Series 2018-TALL, Class B, (1-mo.
CME Term SOFR at 1.12% Floor
+ 1.17%), 5.32%, 03/15/37
(a)(c)
. 2,134 1,984,737
Series 2023-5C23, Class D, 7.70%,
12/15/56
(a)(c)
............. 1,148 1,145,190
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-C35, Class AS, 5.84%,
07/15/58
(a)
.............. USD 5,893 $ 6,180,576
Series 2025-C35, Class B, 6.12%,
07/15/58
(a)
.............. 1,772 1,841,994
Series 2025-C35, Class D, 4.50%,
07/15/58
(c)
.............. 6,500 5,298,905
Benchmark Mortgage Trust
Series 2020-B21, Class A5, 1.98%,
12/17/53 ............... 4,051 3,564,049
Series 2024-V11, Class D, 4.50%,
11/15/57
(c)
.............. 3,928 3,527,361
BFLD Commercial Mortgage Trust
(a)(c)
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.64%, 11/15/41 ... 7,260 7,275,881
Series 2024-UNIV, Class E, (1-mo.
CME Term SOFR at 3.64% Floor
+ 3.64%), 7.79%, 11/15/41 ... 4,509 4,515,789
Series 2025-5MW, Class A, 4.67%,
10/10/42 ............... 8,569 8,553,886
Series 2025-5MW, Class E, 7.91%,
10/10/42 ............... 6,830 6,821,655
Series 2025-5MW, Class F, 9.83%,
10/10/42 ............... 29,630 29,595,668
BFLD Mortgage Trust, Series 2024-
VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%),
6.04%, 07/15/41
(a)(c)
.......... 8,290 8,315,906
BFLD Trust
(a)(c)
Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.81%), 7.97%, 10/15/35 ... 6,517 81,469
Series 2025-EWEST, Class A, (1-
mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.70%, 06/15/42 22,580 22,674,333
Series 2025-FPM, Class C, 6.66%,
10/10/30 ............... 2,370 2,383,006
BHMS Commercial Mortgage Trust,
Series 2025-ATLS, Class A, (1-mo.
CME Term SOFR at 1.85% Floor +
1.85%), 6.00%, 08/15/42
(a)(c)
.... 9,955 9,983,058
BLP Commercial Mortgage Trust
(a)(c)
Series 2023-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.84%, 03/15/40 ... 4,009 4,007,786
Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.49%, 03/15/41 ... 2,559 2,563,784
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.54%, 06/15/41
(a)(c)
5,092 5,092,000
BOCA Commercial Mortgage Trust,
Series 2024-BOCA, Class A, (1-mo.
CME Term SOFR at 1.92% Floor +
1.92%), 6.07%, 08/15/41
(a)(c)
.... 2,803 2,815,194
BPR Commercial Mortgage Trust
(a)(c)
Series 2024-PARK, Class A, 5.39%,
11/05/39 ............... 3,700 3,770,584
Series 2024-PARK, Class D, 7.23%,
11/05/39 ............... 620 639,695
BPR Mortgage Trust, Series 2023-
STON, Class A, 7.50%, 12/05/39
(c)
2,082 2,167,639
BPR Trust
(a)(c)
Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 7.86%, 09/15/38 ... 5,768 5,697,422

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-SSP, Class A, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 7.15%, 05/15/39 ... USD 2,870 $ 2,879,375
Series 2024-PMDW, Class A, 5.36%,
11/05/41 ............... 1,220 1,242,049
BSTN Commercial Mortgage Trust,
Series 2025-1C, Class A, 5.55%,
06/15/44
(a)(c)
............... 2,577 2,644,566
BWAY Mortgage Trust
(c)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 2,913 2,784,476
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,709,677
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 553,531
Series 2013-1515, Class F, 4.06%,
03/10/33
(a)
.............. 601 502,429
BWAY Trust, Series 2025-1535, Class
A, 6.52%, 05/05/42
(a)(c)
........ 1,875 1,943,753
BX Commercial Mortgage Trust
(c)
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(a)
.............. 8,380 7,872,793
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 2,733 2,524,725
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 5.18%, 02/15/33
(a)
.. 25,114 25,013,491
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 6.41%, 02/15/33
(a)
.. 15,394 15,345,975
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 8.52%, 02/15/33
(a)
.. 10,302 10,288,967
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 7.07%, 06/15/38
(a)
.. 6,687 6,689,431
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
.............. 2,328 2,149,875
Series 2022-CSMO, Class B, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 7.29%, 06/15/27
(a)
.. 7,520 7,595,200
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 5.91%, 12/09/40
(a)
.. 8,039 8,049,391
Series 2023-XL3, Class D, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.59%), 7.74%, 12/09/40
(a)
.. 10,719 10,742,099
Series 2024-AIR2, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.64%, 10/15/41
(a)
.. 9,290 9,304,175
Series 2024-AIR2, Class B, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.79%), 5.94%, 10/15/41
(a)
.. 3,741 3,748,986
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.84%, 08/15/39
(a)
.. 15,837 15,866,372
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 7.03%, 10/15/41
(a)
.. 34,140 34,321,369
Series 2024-BRBK, Class B, (1-mo.
CME Term SOFR at 3.93% Floor
+ 3.93%), 8.07%, 10/15/41
(a)
.. 8,326 8,336,318
Series 2024-BRBK, Class D, (1-mo.
CME Term SOFR at 5.97% Floor
+ 5.97%), 10.12%, 10/15/41
(a)
. 5,504 5,510,812
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-BRBK, Class E, (1-mo.
CME Term SOFR at 6.97% Floor
+ 6.97%), 11.11%, 10/15/41
(a)
. USD 1,197 $ 1,189,206
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.79%, 12/15/39
(a)
.. 3,077 3,086,039
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.69%, 05/15/34
(a)
.. 8,419 8,421,794
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.79%, 05/15/41
(a)
.. 19,166 19,189,461
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.59%, 02/15/39
(a)
.. 2,056 2,057,475
Series 2024-MF, Class E, (1-mo.
CME Term SOFR at 3.74% Floor
+ 3.74%), 7.89%, 02/15/39
(a)
.. 6,365 6,377,331
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.69%, 06/15/37
(a)
.. 27,249 27,291,808
Series 2024-PURE, Class A,
(CAONREPO at 1.90% Floor +
1.90%), 4.70%, 11/15/41
(a)
... CAD 2,547 1,846,999
Series 2024-XL4, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.59%, 02/15/39
(a)
.. USD 5,076 5,081,112
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 7.29%, 02/15/39
(a)
.. 15,520 15,568,962
Series 2024-XL4, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 8.34%, 02/15/39
(a)
.. 9,225 9,285,356
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.54%, 03/15/41
(a)
.. 289 289,030
Series 2025-BCAT, Class A, (1-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.53%, 08/15/42
(a)
.. 9,223 9,232,139
Series 2025-BCAT, Class B, (1-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.70%, 08/15/42
(a)
.. 2,530 2,531,453
Series 2025-BCAT, Class C, (1-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.05%, 08/15/42
(a)
.. 953 955,877
Series 2025-BCAT, Class E, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.50%), 7.65%, 08/15/42
(a)
.. 7,642 7,659,039
BX Trust
(a)(c)
Series 2021-ARIA, Class A, (1-mo.
CME Term SOFR at 0.90% Floor
+ 1.01%), 5.16%, 10/15/36 ... 820 819,231
Series 2021-LBA, Class AJV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 5.06%, 02/15/36 ... 6,553 6,550,780
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 5.07%, 02/15/36 ... 4,118 4,115,568
Series 2021-LBA, Class FJV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.67%, 02/15/36 ... 11,223 11,194,942
Series 2021-LBA, Class FV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.67%, 02/15/36 ... 7,117 7,099,495

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-LBA, Class GJV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.27%, 02/15/36 ... USD 2,185 $ 2,173,944
Series 2021-LBA, Class GV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.27%, 02/15/36 ... 7,383 7,346,085
Series 2021-VIEW, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 7.86%, 06/15/36 ... 6,905 6,900,787
Series 2021-VIEW, Class F, (1-mo.
CME Term SOFR at 3.93% Floor
+ 4.04%), 8.19%, 06/15/36 ... 2,240 2,194,184
Series 2022-VAMF, Class B, (1-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.43%, 01/15/39 ... 1,449 1,446,736
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 6.84%, 05/15/38 ... 18,097 18,209,864
Series 2023-DELC, Class D, (1-mo.
CME Term SOFR at 4.39% Floor
+ 4.39%), 8.54%, 05/15/38 ... 907 914,936
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.59%, 04/15/41 ... 8,278 8,299,015
Series 2024-CNYN, Class D, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 6.84%, 04/15/41 ... 3,191 3,200,276
Series 2024-CNYN, Class E, (1-mo.
CME Term SOFR at 3.69% Floor
+ 3.69%), 7.84%, 04/15/41 ... 5,213 5,194,734
Series 2024-PAT, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 6.24%, 03/15/41 ... 7,020 7,022,194
Series 2024-PAT, Class C, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.59%, 03/15/41 ... 15,026 15,082,448
Series 2024-PAT, Class D, (1-mo.
CME Term SOFR at 5.39% Floor
+ 5.39%), 9.54%, 03/15/41 ... 7,203 7,251,068
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.64%, 06/15/41 ... 32,158 32,178,099
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.04%, 06/15/41 ... 6,070 6,077,587
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.09%, 06/15/41 ... 15,610 15,629,235
Series 2025-LIFE, Class A, 5.88%,
06/13/47 ............... 9,355 9,634,820
Series 2025-LUNR, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.65%, 06/15/40 ... 2,474 2,478,647
Series 2025-OMG, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.50%, 10/15/27 ... 7,346 7,346,000
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 7.09%, 03/15/30 ... 22,156 22,190,729
Series 2025-TAIL, Class E, (1-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 7.45%, 06/15/35 ... 5,278 5,275,795
BXP Trust
(a)(c)
Series 2017-CC, Class D, 3.55%,
08/13/37 ............... 1,930 1,614,568
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-CC, Class E, 3.67%,
08/13/37 ............... USD 3,820 $ 3,084,869
Series 2017-GM, Class D, 3.54%,
06/13/39 ............... 1,520 1,463,391
Series 2017-GM, Class E, 3.54%,
06/13/39 ............... 3,300 3,139,029
Series 2021-601L, Class D, 2.78%,
01/15/44 ............... 3,999 3,254,762
Cali, Series 2024-SUN, Class A, (1-mo.
CME Term SOFR at 1.89% Floor +
1.89%), 6.11%, 07/15/41
(a)(c)
.... 6,660 6,674,569
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(a)
..... 1,143 1,090,487
CENT, Series 2025-CITY, Class A,
5.09%, 07/10/40
(a)(c)
.......... 12,691 12,834,539
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class C, 5.02%,
05/10/58
(a)
................ 3,412 3,365,949
CFK Trust
(a)(c)
Series 2019-FAX, Class D, 4.79%,
01/15/39 ............... 6,897 6,455,816
Series 2019-FAX, Class E, 4.79%,
01/15/39 ............... 6,152 5,562,605
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 17,092 16,539,255
Citigroup Commercial Mortgage Trust
(c)
Series 2015-P1, Class D, 3.23%,
09/15/48 ............... 1,137 1,097,125
Series 2020-420K, Class E, 3.42%,
11/10/42
(a)
.............. 2,660 2,284,086
COAST Commercial Mortgage Trust
(a)(c)
Series 2023-2HTL, Class A, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.74%, 08/15/36 ... 5,172 5,172,429
Series 2023-2HTL, Class D, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.59%, 08/15/36 ... 8,751 8,692,114
COMM Mortgage Trust
(a)(c)
Series 2025-167G, Class F, 9.46%,
08/10/40 ............... 3,129 3,132,562
Series 2025-SBX, Class B, 5.73%,
08/10/41 ............... 4,331 4,351,569
Commercial Mortgage Trust
Series 2015-LC19, Class B, 3.83%,
02/10/48
(a)
.............. 624 611,125
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 938 936,783
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(c)
............. 429 317,494
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(a)(c)
............. 1,640 1,670,616
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 5.99%, 06/15/41
(a)(c)
. 16,380 16,333,931
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.74%, 06/15/41
(a)(c)
. 5,615 5,630,792
Series 2024-WCL1, Class E, (1-mo.
CME Term SOFR at 4.49% Floor
+ 4.49%), 8.64%, 06/15/41
(a)(c)
. 6,488 6,464,192
Series 2025-167G, Class A, 5.50%,
08/10/40
(c)
.............. 7,256 7,282,955
Series 2025-167G, Class E, 8.47%,
08/10/40
(a)(c)
............. 3,600 3,604,287

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CONE Trust
(a)(c)
Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.79%, 08/15/41 ... USD 6,550 $ 6,544,810
Series 2024-DFW1, Class E, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 8.04%, 08/15/41 ... 6,477 6,473,278
CRSO Trust,   7.12%, 07/10/28
(c)
... 4,399 4,582,023
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.88%,
08/15/51
(a)
................ 1,586 1,458,783
CSMC Trust
(c)
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 2,068,384
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.63%, 10/15/37
(a)
.. 4,184 3,829,615
Series 2021-BHAR, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 5.42%, 11/15/38
(a)
.. 1,337 1,328,226
Series 2021-BHAR, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 5.77%, 11/15/38
(a)
.. 2,356 2,333,913
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 7.59%, 02/15/27
(a)(d)
. 23,200 23,039,662
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 4.92%,
11/10/41
(a)(c)
............... 32,830 32,969,793
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 6.03%, 08/15/34
(a)(c)
1,600 1,605,000
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 6.14%, 06/10/37
(a)(c)
4,998 5,081,457
DBWF Mortgage Trust, Series 2024-
LCRS, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%),
5.89%, 04/15/37
(a)(c)
.......... 1,428 1,428,446
DC Trust
(a)(c)
Series 2024-HLTN, Class A, 5.93%,
04/13/40 ............... 1,570 1,587,157
Series 2024-HLTN, Class F, 10.66%,
04/13/40 ............... 4,127 4,133,579
DK Trust
(a)(c)
Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.65%, 03/15/34 ... 9,090 9,112,725
Series 2024-SPBX, Class E, (1-mo.
CME Term SOFR at 1.50% Floor
+ 4.00%), 8.15%, 03/15/34 ... 26,040 26,123,026
Series 2025-LXP, Class A, (1-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 5.74%, 08/15/37 ... 9,360 9,360,000
Series 2025-LXP, Class D, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.04%, 08/15/37 ... 2,219 2,221,774
Durst Commercial Mortgage Trust
(a)(c)
Series 2025-151, Class A, 5.32%,
08/10/42 ............... 3,973 4,046,573
Series 2025-151, Class D, 7.02%,
08/10/42 ............... 15,295 15,710,677
ELM Trust
(a)(c)
Series 2024-ELM, Class A10,
5.99%, 06/10/39 .......... 9,410 9,506,116
Series 2024-ELM, Class A15,
5.99%, 06/10/39 .......... 9,410 9,468,846
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-ELM, Class E10,
8.05%, 06/10/39 .......... USD 12,317 $ 12,397,552
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class G, (1-mo.
CME Term SOFR at 3.12% Floor +
3.23%), 7.38%, 11/15/38
(a)(c)
.... 4,887 4,881,195
EQT Trust, Series 2024-EXTR, Class A,
5.33%, 07/05/41
(a)(c)
.......... 3,348 3,424,540
Extended Stay America Trust
(a)(c)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.51%, 07/15/38 ... 5,680 5,680,307
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 7.11%, 07/15/38 ... 9,736 9,735,621
Series 2021-ESH, Class F, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.81%), 7.96%, 07/15/38 ... 27,320 27,319,613
Series 2025-ESH, Class A, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.45%, 10/15/42 ... 14,072 14,072,000
Fashion Show Mall LLC, Series 2024-
SHOW, Class A, 5.27%, 10/10/41
(a)(c)
1,004 1,018,435
Fontainebleau Miami Beach Mortgage
Trust
(a)(c)
Series 2024-FBLU, Class F, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 8.40%, 12/15/39 ... 901 903,286
Series 2024-FBLU, Class G, (1-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.80%, 12/15/39 ... 4,418 4,454,007
Grace Trust, Series 2020-GRCE, Class
E, 2.77%, 12/10/40
(a)(c)
........ 2,546 2,196,696
Great Wolf Trust
(a)(c)
Series 2024-WLF2, Class A, (1-mo.
CME Term SOFR + 1.69%),
5.84%, 05/15/41 .......... 36,228 36,295,927
Series 2024-WOLF, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.69%, 03/15/39 ... 5,531 5,541,371
GS Mortgage Securities Corp. Trust
(c)
Series 2017-375H, Class A, 3.59%,
09/10/37
(a)
.............. 1,460 1,411,985
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 5,185 4,560,057
Series 2021-DM, Class A, (1-mo.
CME Term SOFR at 0.89% Floor
+ 1.00%), 5.15%, 11/15/36
(a)
.. 7,136 7,131,550
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.56%, 05/15/26
(a)
.. 2,320 2,195,300
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 6.24%, 03/15/28
(a)
.. 11,230 11,275,622
Series 2023-SHIP, Class E, 7.43%,
09/10/38
(a)
.............. 34,583 34,831,403
Series 2024-RVR, Class E, 7.72%,
08/10/41
(a)
.............. 3,613 3,603,045
Series 2024-RVR, Class HRR,
9.21%, 08/10/41
(a)
......... 12,450 12,465,139
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.79%, 11/25/41
(a)
.. 18,355 18,381,007
Series 2025-800D, Class C, (1-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 8.84%, 11/25/41
(a)
.. 12,276 12,230,792

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage Securities Trust, Series
2019-GSA1, Class C, 3.93%,
11/10/52
(a)
................ USD 570 $ 520,186
GSAT Trust, Series 2025-BMF, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.65%, 07/15/40
(a)(c)
4,387 4,386,748
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a)(c)
............... 1,181 1,171,411
HIH Trust
(a)(c)
Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 5.99%, 10/15/41 ... 12,995 13,040,170
Series 2024-61P, Class D, (1-mo.
CME Term SOFR at 3.64% Floor
+ 3.64%), 7.79%, 10/15/41 ... 4,897 4,916,604
HILT Commercial Mortgage Trust
(a)(c)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.69%, 05/15/37 ... 10,515 10,531,430
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.34%, 05/15/37 ... 11,854 11,846,591
HIT Trust, Series 2022-HI32, Class A,
(1-mo. CME Term SOFR at 2.39%
Floor + 2.39%), 6.54%, 07/15/39
(a)(c)
1,383 1,385,626
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 5.79%, 06/15/41
(a)(c)
.... 6,118 6,127,559
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
5.42%, 10/15/36
(a)(c)
.......... 5,169 5,146,386
Houston Galleria Mall Trust, Series
2025-HGLR, Class A, 5.46%,
02/05/45
(a)(c)
............... 830 858,216
HTL Commercial Mortgage Trust
(a)(c)
Series 2024-T53, Class A, 6.07%,
05/10/39 ............... 3,390 3,438,409
Series 2024-T53, Class E, 10.60%,
05/10/39 ............... 9,477 9,806,606
Hudson Yards Mortgage Trust, Series
2019-55HY, Class F, 3.04%,
12/10/41
(a)(c)
............... 6,663 5,675,589
ILPT Commercial Mortgage Trust,
Series 2025-LPF2, Class A, 5.47%,
07/13/42
(a)(c)
............... 23,153 23,570,025
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 5.89%,
11/15/41
(a)(c)
............... 9,520 9,448,600
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(c)
Series 2016-NINE, Class B, 2.85%,
09/06/38
(a)
.............. 6,933 6,805,128
Series 2018-AON, Class A, 4.13%,
07/05/31 ............... 4,834 4,423,958
Series 2018-PHH, Class A, (1-mo.
CME Term SOFR at 2.41% Floor
+ 1.26%), 5.41%, 06/15/35
(a)
.. 1,745 1,492,958
Series 2019-MFP, Class E, (1-mo.
CME Term SOFR at 2.16% Floor
+ 2.21%), 6.36%, 07/15/36
(a)
.. 5,580 4,282,437
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.16%), 5.32%, 04/15/38
(a)
.. USD 908 $ 908,095
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 6.97%, 04/15/38
(a)
.. 12,867 12,883,084
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.47%, 04/15/38
(a)
.. 5,050 5,059,469
Series 2022-NLP, Class F, (1-mo.
CME Term SOFR at 3.54% Floor
+ 3.79%), 7.94%, 04/15/37
(a)
.. 11,124 10,512,826
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)
.............. 6,152 4,983,971
Series 2024-IGLG, Class A, 5.35%,
11/09/39
(a)
.............. 15,900 16,054,335
Series 2024-IGLG, Class D, 6.70%,
11/09/39
(a)
.............. 4,440 4,443,860
Series 2024-IGLG, Class E, 7.50%,
11/09/39
(a)
.............. 13,516 13,513,802
Series 2024-IGLG, Class F, 8.49%,
11/09/39
(a)
.............. 11,578 11,616,909
Series 2024-IGLG, Class HRR,
9.97%, 11/09/39
(a)
......... 14,700 14,627,955
Series 2024-OMNI, Class A, 5.80%,
10/05/39
(a)
.............. 4,640 4,733,245
Series 2025-BHR5, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.84%, 03/15/40
(a)
.. 15,164 15,164,053
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C33,
Class D1, 4.31%, 12/15/48
(a)(c)
... 2,084 1,901,016
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR5,
Class A3, 3.12%, 06/13/52 ..... 2,890 2,778,146
JPMDB Commercial Mortgage
Securities Trust, Series 2018-C8,
Class AS, 4.42%, 06/15/51 ..... 379 373,282
JW Commercial Mortgage Trust
(a)(c)
Series 2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor
+ 1.62%), 5.77%, 06/15/39 ... 7,310 7,332,809
Series 2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.34%, 06/15/39 ... 7,592 7,642,899
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.69%, 12/15/39
(a)(c)
.... 8,928 8,925,407
KSL Trust
(a)(c)
  (1-mo. CME Term SOFR + 1.89%),
6.04%, 06/15/30 .......... 2,957 2,953,569
  (1-mo. CME Term SOFR + 4.09%),
8.24%, 06/15/30 .......... 10,246 10,282,709
LBA Trust
(a)(c)
Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.59%, 10/15/41 ... 5,947 5,954,499
Series 2024-7IND, Class D, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 6.79%, 10/15/41 ... 1,510 1,514,201
Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 5.74%, 06/15/39 ... 25,070 25,101,337

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-BOLT, Class F, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.59%, 06/15/39 ... USD 2,039 $ 2,033,431
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(c)
Series 2006-2A, Class M3, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 4.72%, 09/25/36 ... 1,544 1,469,879
Series 2007-3A, Class M2, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.11%), 6.27%, 10/25/37 ... 5,850 5,016,128
LEX Mortgage Trust, Series 2024-BBG,
Class HRR, 8.19%, 10/13/33
(a)(c)
.. 20,050 20,093,192
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.53%, 08/17/42
(a)(c)
.... 3,560 3,566,602
LUX Trust, Series 2023-LION, Class A,
(1-mo. CME Term SOFR at 2.69%
Floor + 2.69%), 6.84%, 08/15/40
(a)(c)
4,400 4,448,145
MAC Trust, Series 2025-801B, Class A,
(1-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 5.95%, 10/15/40
(a)(c)
19,636 19,656,385
MAD Commercial Mortgage Trust
(a)(c)
Series 2025-11MD, Class A, 4.75%,
10/15/42 ............... 9,522 9,495,679
Series 2025-11MD, Class E, 7.33%,
10/15/42 ............... 4,668 4,646,530
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.41%,
09/10/39
(a)(c)
............... 118 110,414
MCR Mortgage Trust
(c)
Series 2024-HF1, Class A, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.79%), 5.94%, 12/15/41
(a)
.. 8,990 9,026,522
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 5.91%, 02/15/37
(a)
.. 573 572,847
Series 2024-HTL, Class E, (1-mo.
CME Term SOFR at 4.65% Floor
+ 4.65%), 8.81%, 02/15/37
(a)
.. 4,594 4,572,698
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 7,000 7,099,856
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... 3,924 3,990,080
MFT Trust, Series 2020-ABC, Class C,
3.59%, 02/10/42
(a)(c)
.......... 1,978 1,440,538
MHC Commercial Mortgage Trust
(a)(c)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 6.37%, 04/15/38 ... 6,798 6,803,973
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 6.87%, 04/15/38 ... 867 867,062
MHP Commercial Mortgage Trust
(a)(c)
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 7.02%, 07/15/38 ... 7,927 7,927,000
Series 2021-STOR, Class J, (1-mo.
CME Term SOFR at 3.95% Floor
+ 4.06%), 8.22%, 07/15/38 ... 3,438 3,426,121
Series 2025-MHIL2, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.65%, 09/15/40 ... 16,011 16,007,343
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-MHIL2, Class E, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.50%), 7.65%, 09/15/40 ... USD 4,665 $ 4,659,014
MIC Trust (The), Series 2023-MIC,
Class A, 8.73%, 12/05/38
(a)(c)
.... 6,126 6,634,942
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38
(c)
........... 6,775 7,055,005
Morgan Stanley Capital I Trust
(c)
Series 2017-ASHF, Class F, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.65%), 8.80%, 11/15/34
(a)
.. 2,673 2,543,722
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 11.35%, 11/15/34
(a)
. 2,925 2,769,282
Series 2018-MP, Class E, 4.28%,
07/11/40
(a)
.............. 7,057 5,283,188
Series 2019-H6, Class D, 3.00%,
06/15/52 ............... 1,190 962,431
Series 2019-H7, Class D, 3.00%,
07/15/52 ............... 750 628,734
Series 2021-230P, Class B, (1-mo.
CME Term SOFR at 1.45% Floor
+ 1.56%), 5.71%, 12/15/38
(a)
.. 4,970 4,597,250
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a)
.............. 6,065 5,965,700
Natixis Commercial Mortgage Securities
Trust, Series 2019-LVL, Class D,
4.44%, 08/15/38
(c)
........... 3,140 2,864,623
NCMF Trust
(a)(c)
Series 2025-MFS, Class A, 5.05%,
06/10/33 ............... 12,841 12,868,970
Series 2025-MFS, Class E, 7.78%,
06/10/33 ............... 24,160 24,512,239
NJ Trust, Series 2023-GSP, Class A,
6.70%, 01/06/29
(a)(c)
.......... 4,750 4,985,453
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, (1-mo.
CME Term SOFR at 1.39% Floor +
1.39%), 5.54%, 10/15/40
(a)(c)
.... 16,865 16,822,838
NY Commercial Mortgage Trust,
Series 2025-299P, Class B, 6.13%,
02/10/47
(a)(c)
............... 1,856 1,930,080
NYC Commercial Mortgage Trust,
Series 2025-300P, Class E, 7.39%,
07/13/42
(a)(c)
............... 2,034 2,055,203
NYC Trust
(a)(c)
Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor
+ 1.99%), 6.14%, 08/15/29 ... 1,220 1,224,984
Series 2024-3ELV, Class D, (1-mo.
CME Term SOFR at 3.84% Floor
+ 3.84%), 7.99%, 08/15/29 ... 4,401 4,400,974
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 3.95%, 05/10/39
(a)
(c)
...................... 7,856 6,611,973
One Bryant Park Trust, Series 2019-
OBP, Class A, 2.52%, 09/15/54
(c)
. 4,638 4,271,530
One Market Plaza Trust, Series 2017-
1MKT, Class D, 4.15%, 02/10/32
(c)
3,310 3,122,640
One New York Plaza Trust
(a)(c)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 5.22%, 01/15/36 ... 3,402 3,347,626
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 5.52%, 01/15/36 ... 4,673 4,509,431

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-1NYP, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 5.77%, 01/15/36 ... USD 3,892 $ 3,726,579
Series 2020-1NYP, Class D, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 7.02%, 01/15/36 ... 1,660 1,576,995
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class A, 5.75%,
07/15/39
(a)(c)
............... 1,909 1,952,960
OPEN Trust, Series 2023-AIR, Class A,
(1-mo. CME Term SOFR at 3.09%
Floor + 3.09%), 7.24%, 11/15/40
(a)(c)
604 603,965
ORL Trust, Series 2024-GLKS, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.64%, 12/15/39
(a)(c)
8,070 8,072,522
PENN Commercial Mortgage Trust
(a)(c)
Series 2025-P11, Class A, 5.52%,
08/10/42 ............... 8,922 9,080,378
Series 2025-P11, Class C, 6.72%,
08/10/42 ............... 7,374 7,501,378
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.04%, 06/15/39
(a)(c)
6,634 6,634,000
PKHL Commercial Mortgage Trust
(a)(c)
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor
+ 3.46%), 7.62%, 07/15/38 ... 1,617 411,470
Series 2021-MF, Class G, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.46%), 8.62%, 07/15/38 ... 3,533 618,151
PRM5 Trust, Series 2025-PRM5, Class
D, 5.81%, 03/10/33
(a)(c)
........ 3,600 3,588,227
ROCK Trust
(c)
Series 2024-CNTR, Class A, 5.39%,
11/13/41 ............... 1,570 1,618,022
Series 2024-CNTR, Class E, 8.82%,
11/13/41 ............... 6,367 6,663,673
SCG Commercial Mortgage Trust
(a)(c)
Series 2025-DLFN, Class D, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.15%), 6.30%, 03/15/35 ... 1,150 1,147,125
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 7.10%, 03/15/35 ... 8,474 8,468,704
Series 2025-DLFN, Class HRR, (1-
mo. CME Term SOFR at 4.95%
Floor + 4.95%), 9.10%, 03/15/35 22,850 22,399,650
Series 2025-FLWR, Class A, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.40%, 08/15/42 ... 3,997 4,000,747
Series 2025-FLWR, Class E, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 6.90%, 08/15/42 ... 650 650,406
SDAL Trust, Series 2025-DAL, Class A,
(1-mo. CME Term SOFR at 2.44%
Floor + 2.44%), 6.59%, 04/15/42
(a)(c)
4,137 4,171,762
SELF Commercial Mortgage Trust
(a)(c)
Series 2024-STRG, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.69%, 11/15/34 ... 6,510 6,497,794
Series 2024-STRG, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 8.34%, 11/15/34 ... 6,569 6,554,630
Series 2024-STRG, Class F, (1-mo.
CME Term SOFR at 5.19% Floor
+ 5.19%), 9.34%, 11/15/34 ... 6,545 6,507,527
Security
Par (000)
Par (000) Value
United States (continued)
SG Commercial Mortgage Securities
Trust
(a)(c)
Series 2019-PREZ, Class D, 3.59%,
09/15/39 ............... USD 4,690 $ 4,156,281
Series 2019-PREZ, Class E, 3.59%,
09/15/39 ............... 3,356 2,838,526
SHR Trust
(a)(c)
Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 6.10%, 10/15/41 ... 38,145 38,192,681
Series 2024-LXRY, Class D, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.60%), 7.75%, 10/15/41 ... 7,065 7,115,413
Series 2024-LXRY, Class E, (1-mo.
CME Term SOFR at 4.45% Floor
+ 4.45%), 8.60%, 10/15/41 ... 3,486 3,512,911
SLG Office Trust, Series 2021-OVA,
Class A, 2.59%, 07/15/41
(c)
..... 1,171 1,040,829
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class D, (1-mo.
CME Term SOFR at 2.74% Floor +
2.74%), 6.89%, 12/15/39
(a)(c)
.... 1,101 1,105,129
THPT Mortgage Trust, Series 2023-
THL, Class A, 7.23%, 12/10/34
(a)(c)
4,267 4,332,634
TYSN Mortgage Trust, Series 2023-
CRNR, Class A, 6.80%, 12/10/33
(a)(c)
4,360 4,603,485
VCC Trust, Series 2025-MC1, Class A1,
8.16%, 05/25/55
(c)(g)
.......... 6,681 6,652,102
VEGAS, Series 2024-GCS, Class C,
6.42%, 07/10/36
(a)(c)
.......... 23,080 23,230,634
VEGAS Trust
(c)
Series 2024-GCS, Class D, 6.42%,
07/10/36
(a)
.............. 32,540 32,189,622
Series 2024-TI, Class A, 5.52%,
11/10/39 ............... 4,830 4,901,952
Velocity Commercial Capital Loan
Trust
(c)
Series 2017-2, Class M3, 4.24%,
11/25/47
(a)
.............. 546 512,469
Series 2017-2, Class M4, 5.00%,
11/25/47
(a)
.............. 329 299,408
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 291 275,369
Series 2020-1, Class M1, 2.80%,
02/25/50
(a)
.............. 740 596,789
Series 2020-1, Class M2, 2.98%,
02/25/50
(a)
.............. 861 689,443
Series 2020-1, Class M3, 3.19%,
02/25/50
(a)
.............. 380 301,582
Series 2020-1, Class M4, 3.54%,
02/25/50
(a)
.............. 587 457,204
Series 2020-1, Class M5, 4.29%,
02/25/50
(a)
.............. 667 519,022
Series 2021-4, Class M4, 4.48%,
12/26/51
(a)
.............. 1,845 1,521,422
Series 2021-4, Class M6, 6.95%,
12/26/51
(a)
.............. 2,342 1,780,609
Series 2022-1, Class M4, 5.20%,
02/25/52
(a)
.............. 1,175 1,004,501
Series 2022-4, Class M2, 6.97%,
08/25/52
(a)
.............. 1,709 1,731,661
Series 2022-4, Class M3, 7.53%,
08/25/52
(a)
.............. 1,447 1,472,440
Series 2022-4, Class M4, 7.53%,
08/25/52
(a)
.............. 1,979 1,920,013

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-1, Class M5, 9.64%,
01/25/53
(a)
.............. USD 3,684 $ 3,546,648
Series 2023-2, Class A, 6.22%,
05/25/53
(a)
.............. 4,461 4,462,801
Series 2024-1, Class M2, 7.23%,
01/25/54
(a)
.............. 1,096 1,102,873
Series 2024-1, Class M3, 8.44%,
01/25/54
(a)
.............. 1,074 1,099,318
Series 2024-5, Class A, 5.49%,
10/25/54
(a)
.............. 7,806 7,845,274
Series 2024-5, Class M2, 5.96%,
10/25/54
(a)
.............. 3,085 3,068,985
Series 2024-5, Class M3, 6.76%,
10/25/54
(a)
.............. 5,070 5,076,222
Series 2024-5, Class M4, 9.53%,
10/25/54
(a)
.............. 2,782 2,805,508
Series 2024-6, Class M2, 6.55%,
12/25/54
(a)
.............. 843 846,478
Series 2024-6, Class M3, 6.92%,
12/25/54
(a)
.............. 1,543 1,550,310
Series 2024-6, Class M4, 9.67%,
12/25/54
(a)
.............. 2,285 2,310,949
Series 2025-1, Class M3, 7.33%,
02/25/55
(a)
.............. 3,895 3,957,357
Series 2025-1, Class M4, 10.15%,
02/25/55
(a)
.............. 1,348 1,368,706
Series 2025-3, Class M3, 7.38%,
06/25/55
(a)
.............. 3,624 3,688,794
Series 2025-4, Class M3, 6.31%,
09/25/55
(a)
.............. 1,818 1,810,644
Series 2025-4, Class M5, 10.06%,
09/25/55
(a)
.............. 1,667 1,518,062
VTR Commercial Mortgage Trust
(a)(c)
Series 2025-STEM, Class A, 1.00%,
10/13/41 ............... 17,487 17,487,000
Series 2025-STEM, Class D, 1.00%,
10/13/41 ............... 3,734 3,734,000
Wells Fargo Commercial Mortgage
Trust
(c)
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)
.............. 1,022 940,926
Series 2019-C49, Class D, 3.00%,
03/15/52 ............... 988 860,648
Series 2021-FCMT, Class D, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 7.77%, 05/15/31
(a)
.. 750 748,185
Series 2024-1CHI, Class A, 5.48%,
07/15/35
(a)
.............. 5,640 5,691,640
Series 2024-BPRC, Class B, 6.22%,
07/15/43 ............... 10,322 10,643,976
Series 2024-BPRC, Class C, 6.43%,
07/15/43 ............... 6,236 6,293,805
Series 2024-BPRC, Class D, 7.08%,
07/15/43 ............... 2,520 2,538,380
Series 2024-BPRC, Class HRR,
9.56%, 07/15/43 .......... 8,400 8,388,641
Series 2025-1918, Class A, 5.58%,
09/15/40
(a)
.............. 4,900 4,928,504
WEST Trust
(a)(c)
Series 2025-ROSE, Class A, 5.45%,
04/10/35 ............... 4,758 4,827,371
Series 2025-ROSE, Class HRR,
9.29%, 04/10/35 .......... 14,000 14,269,741
WHARF Commercial Mortgage Trust
(a)(c)
Series 2025-DC, Class A, 5.53%,
07/15/40 ............... 10,430 10,696,707
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-DC, Class E, 7.98%,
07/15/40 ............... USD 6,082 $ 6,183,797
WMRK Commercial Mortgage Trust
(a)(c)
Series 2022-WMRK, Class A, (1-mo.
CME Term SOFR at 2.79% Floor
+ 2.79%), 6.94%, 11/15/27 ... 14,598 14,634,544
Series 2022-WMRK, Class B, (1-mo.
CME Term SOFR at 3.44% Floor
+ 3.44%), 7.59%, 11/15/27 ... 4,950 4,962,392
2,647,170,589
Interest Only Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
(a)
Barclays Mortgage Loan Trust
(c)
Series 2023-NQM3, Class XS,
0.82%, 10/25/63 .......... 94,728 723,231
Series 2024-NQM1, Class XS,
2.45%, 01/25/64 .......... 65,787 2,886,030
Series 2024-NQM3, Class XS,
0.00%, 06/25/64 .......... 79,742 2,286,045
Series 2024-NQM4, Class SA,
0.00%, 12/26/64 .......... 11 10,376
Series 2025-NQM1, Class XS,
0.00%, 01/25/65 .......... 109,037 4,299,986
Series 2025-NQM2, Class XS2,
0.00%, 05/25/65 .......... 93,399 2,528,531
CSMC Trust
(c)
Series 2020-NQM1, Class AIOS,
0.43%, 05/25/65 .......... 3,296 31,711
Series 2020-NQM1, Class XS,
2.06%, 05/25/65 .......... 3,294 246,864
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.00%, 07/25/47 ............ 10,685 9,519
J.P. Morgan Mortgage Trust
(c)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... 90,298 2,528,655
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 13,117 367,331
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 176,870 1,801,700
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 55,550 1,576,876
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 31,533 575,777
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 667,641
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 6,049 171,707
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 108,878 1,595,658
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 1.51%,
09/25/35
(c)
................ 735 29,093
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 2.51%,
02/25/38
(c)
................ 29,963 6,481,728
28,818,459

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.27%, 06/05/37
(a)(c)
USD 25,000 $ 64,965
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.70%, 12/15/35
(a)(c)
... 19,140 277
BANK, Series 2019-BN20, Class XB,
0.46%, 09/15/62
(a)
........... 86,048 1,150,754
Bank of America Merrill Lynch
Commercial Mortgage Trust, Series
2017-BNK3, Class XB, 0.73%,
02/15/50
(a)
................ 31,555 204,581
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 1.08%, 04/15/53
(a)
. 2,706 109,657
BBCMS Trust
(a)(c)
Series 2015-SRCH, Class XA,
0.83%, 08/10/35 .......... 62,155 699,564
Series 2015-SRCH, Class XB,
0.19%, 08/10/35 .......... 42,790 135,525
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.17%,
03/15/52 ............... 29,924 805,918
Series 2020-B17, Class XB, 0.62%,
03/15/53 ............... 13,340 242,578
Series 2021-B23, Class XA, 1.36%,
02/15/54 ............... 47,372 2,254,294
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.94%, 06/15/56
(a)
.... 28,069 1,144,947
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.87%,
05/10/58
(a)
................ 18,700 33,073
Commercial Mortgage Trust, Series
2018-COR3, Class XD, 1.75%,
05/10/51
(a)(c)
............... 8,680 332,988
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB,
0.32%, 11/15/50 .......... 32,800 173,633
Series 2019-C16, Class XA, 1.69%,
06/15/52 ............... 66,740 3,033,316
Series 2019-C17, Class XA, 1.46%,
09/15/52 ............... 25,234 974,672
Series 2019-C17, Class XB, 0.67%,
09/15/52 ............... 41,829 748,783
CSMC OA LLC, Series 2014-USA,
Class X2, 0.19%, 09/15/37
(a)(c)
... 598,765 5,988
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.43%, 04/10/37
(a)(c)
52,590 508,044
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, 1.00%, 06/10/50
(a)(c)
15,440 220,219
ELM Trust
(a)(c)
Series 2024-ELM, Class XP10,
0.24%, 06/10/39 .......... 98,981 153,760
Series 2024-ELM, Class XP15,
1.61%, 06/10/39 .......... 90,365 932,763
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA,
0.93%, 11/10/52 .......... 15,505 418,102
Series 2020-GSA2, Class XA,
1.77%, 12/12/53
(c)
......... 30,215 1,948,944
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(c)
Series 2016-JP3, Class XC, 0.75%,
08/15/49 ............... 37,589 184,667
Series 2024-IGLG, Class X, 0.01%,
11/09/39 ............... 218,000 35,665
Security
Par (000)
Par (000) Value
United States (continued)
JPMBB Commercial Mortgage
Securities Trust
(a)
Series 2014-C22, Class XA, 0.55%,
09/15/47 ............... USD 390 $ 4
Series 2015-C27, Class XD, 0.50%,
02/15/48
(c)
.............. 31,775 200,310
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)(c)
... 14,670 91,503
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.30%, 02/15/36
(a)(c)
... 5,599 129,696
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.87%,
03/10/50
(a)(c)
............... 6,427 49,688
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(c)
32,439 335,653
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)(c)
Series 2014-C19, Class XD, 1.38%,
12/15/47 ............... 51,913 1,630
Series 2014-C19, Class XF, 1.38%,
12/15/47 ............... 13,486 152,405
Series 2015-C21, Class XB, 0.09%,
03/15/48 ............... 15,335 153
Series 2015-C26, Class XD, 1.29%,
10/15/48 ............... 18,660 81,399
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.29%,
06/15/50
(c)
.............. 8,870 284,077
Series 2019-H6, Class XB, 0.86%,
06/15/52 ............... 53,695 1,256,052
Series 2019-L2, Class XA, 1.16%,
03/15/52 ............... 20,605 577,756
MSWF Commercial Mortgage Trust,
Series 2023-2, Class XA, 1.14%,
12/15/56
(a)
................ 107,219 6,139,102
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.51%,
05/10/39
(a)(c)
............... 99,000 457,934
One Market Plaza Trust
(a)(c)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32 .......... 126,326 396,499
Series 2017-1MKT, Class XNCP,
0.22%, 02/10/32 .......... 25,265 66,617
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.58%,
10/15/52 ............... 39,069 1,845,199
Series 2019-C18, Class XA, 1.11%,
12/15/52 ............... 65,828 1,941,660
Wells Fargo Commercial Mortgage
Trust
(a)
Series 2016-BNK1, Class XD,
1.37%, 08/15/49
(c)
......... 9,764 100,635
Series 2019-C50, Class XA, 1.57%,
05/15/52 ............... 47,064 1,759,517
Series 2021-C59, Class XA, 1.62%,
04/15/54 ............... 37,075 2,183,275
Series 2024-BPRC, Class X, 0.31%,
07/15/43
(c)
.............. 67,308 581,534
35,149,975
Total Non-Agency Mortgage-Backed Securities — 13.6%
(Cost: $6,016,815,331) ........................... 5,998,136,994

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Preferred Securities
Capital Trusts — 0.1%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EUR Swap Annual + 6.46%),
6.00%
(a)(b)(o)
................ EUR 4,600 $ 5,441,950
United States — 0.1%
Boeing Co. (The), 6.00%, 10/15/27
(q)
. USD 144 9,986,773
Edison International, Series A , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.70%),
5.38%
(a)(o)
................. 36,128 35,075,588
General Motors Financial Co., Inc.,
Series C , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 5.00%), 5.70%
(a)(o)
.......... 9,658 9,615,312
PG&E Corp., Series A,
6.00%, 12/01/27
(q)
........... 372 14,649,360
69,327,033
Total Capital Trusts — 0.1%
(Cost: $71,424,241) .............................. 74,768,983
Shares
Shares
Preferred Stocks — 1.4%
Brazil — 0.0%
Neon Payments Ltd.
(d)(f)
.......... 28,089 11,179,141
China — 0.2%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $32,477,349)
(d)(f)(m)
. 296,396 74,949,657
Finland — 0.0%
Aiven OY, Series D
(d)(f)
........... 169,258 9,414,130
Germany — 0.0%
Draegerwerk AG & Co. KGaA ..... 30,094 2,239,956
Volocopter GmbH, (Acquired 03/03/21,
cost $11,751,352)
(d)(f)(m)
........ 2,211 —
2,239,956
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost
$5,952,131)
(d)(f)(m)
............ 50,461 1
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$16,122,168)
(d)(f)(m)
........... 425,677 5,392,884
United States — 1.2%
Anduril Engineering LLC, Series F
(d)(f)
688,766 28,156,754
Anduril Investors LLC, Series G
(d)(f)
.. 176,206 7,203,301
Anthropic PBC, Series F, (Acquired
08/18/25, cost $36,911,802)
(d)(f)(m)
. 261,846 36,912,431
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$7,738,156)
(d)(f)(m)
............ 14,327 2,237,018
Bright Machines, Inc., Series C
(d)(f)
... 1,958,349 548,338
Bright Machines, Inc., Series C-1
(d)(f)
. 4,079,305 448,723
Cap Hill Brands, Class E
(d)(f)
....... 13,277,076 133
Clarify Health Solutions, Inc.
(d)(f)
.... 1,542,267 4,642,224
CoreWeave , Inc., 10.00%
(d)
....... 20,264,000 55,523,360
Crescent Midstream Operating LLC
(d)(f)(l)
11,350,000 11,350,000
Security
Shares
Shares Value
United States (continued)
Davidson Homes, Inc., 12.00%
(d)
... 77,385 $ 83,984,393
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)(o)
....... 58,891 58,449,317
EXO Capital Technologies, Inc.,
Series D, (Acquired 08/14/24, cost
$284,712)
(d)(f)(m)
............. 466,497 345,208
HawkEye 360, Inc., Series D1
(d)(f)
... 1,684,066 25,479,919
HNG Hospitality offshore LP, (Acquired
02/16/24, cost $26,198,000)
(d)(f)(m)
. 26,198,000 18,862,560
Insightful Corp., Series D
(d)(f)
....... 12,737,258 2,564,010
JumpCloud , Inc., Series E-1, (Acquired
10/30/20, cost $8,237,574)
(d)(f)(m)
.. 4,516,957 10,660,018
JumpCloud , Inc., Series F, (Acquired
09/03/21, cost $1,779,219)
(d)(f)(m)
.. 297,096 701,147
Lessen Holdings, Inc., Series B
(d)(f)
.. 542,406 271,203
Lessen Holdings, Inc., Series BX
(d)(f)
. 1,460,424 540,357
Loadsmart , Inc., Series C, (Acquired
10/05/20, cost $7,500,000)
(d)(f)(m)
.. 877,193 5,149,123
Loadsmart , Inc., Series D, (Acquired
01/27/22, cost $2,351,580)
(d)(f)(m)
.. 117,579 1,078,199
MNTN, Inc., Series D, (Acquired
11/05/21, cost $6,262,132)
(f)(m)
... 272,678 5,058,177
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $4,357,643)
(d)(f)(m)
.. 6,343 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $7,700,677)
(d)(f)(m)
.. 862,850 1,302,903
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $3,512,029)
(d)(f)(m)
.. 133,913 5,497,129
RapidSOS , Inc., Series C-1
(d)(f)
..... 10,953,097 12,705,592
SCI PH Parent, Inc., (Acquired
02/10/23, cost $7,993,000),
12.50%
(d)(m)
............... 7,993 10,615,583
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $2,440,004)
(d)(f)(m)
.. 162,454 1,241,149
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$7,831,305)
(d)(f)(m)
............ 1,312,920 5,816,235
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$1,066,003)
(d)(f)(m)
............ 160,843 739,878
Verge Genomics
(d)(f)
............ 1,583,866 300,935
Veritas Newco
(d)(f)
.............. 77,944 1,773,229
Veritas Newco, Series G-1
(d)(f)
...... 53,806 1,224,093
Versa Networks, Inc., Series
E, (Acquired 10/14/22, cost
$27,065,882), 12.00%
(d)(m)
..... 9,274,836 55,185,274
x.AI, Inc., Series C
(d)(f)
........... 1,360,120 49,725,987
506,293,900
Total Preferred Stocks — 1.4%
(Cost: $600,852,812) ............................. 609,469,669
Total Preferred Securities — 1.5%
(Cost: $672,277,053) ............................. 684,238,652

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Federal National Mortgage Association,
Series T, 8.25%
(o)
............ USD 1,500 $ 23,550,000
Tennessee Valley Authority,
5.25%, 02/01/55 ............ 33,500 33,392,828
56,942,828
Collateralized Mortgage Obligations — 3.1%
(a)
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes, Series 2018-1,
Class BX, 3.47%, 05/25/57 ..... 1,373 624,050
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Series 413, Class F26, (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.56% ,  05/25/54 ........ 43,068 43,286,507
Series 5386, Class FD, (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 5.61% ,  03/25/54 .. 20,153 20,272,441
Series 5424, Class FA, (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.56% ,  06/25/54 ........ 44,648 44,876,040
Series 5448, Class CF, (SOFR 30
day Average at 1.00% Floor
and 7.00% Cap + 1.00%),
5.36% ,  09/25/54 ........ 65,703 65,697,974
Series 5458, Class DF, (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.46% ,  10/25/54 ........ 44,642 44,624,224
Series 5458, Class FB, (SOFR 30
day Average at 1.15% Floor
and 6.50% Cap + 1.15%),
5.51% ,  10/25/54 ........ 85,242 85,323,306
Series 5467, Class FC, (SOFR
30 day Average at 1.06%
Floor and 6.50% Cap +
1.06%), 5.42% ,  10/25/54 .. 81,731 81,617,477
Series 5469, Class F, (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.46% ,  09/25/54 ........ 19,152 19,140,200
Series 5470, Class AF, (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.46% ,  11/25/54 ........ 27,281 27,272,082
Series 5478, Class FH, (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.81% ,  04/25/54 .. 46,692 46,973,955
Series 5480, Class FA, (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.81% ,  03/25/54 ........ 45,300 45,682,614
Series 5505, Class FB, (SOFR 30
day Average at 1.50% Floor
and 6.50% Cap + 1.50%),
5.86% ,  02/25/55 ........ 30,445 30,680,371
Series 5505, Class JF, (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.81% ,  02/25/55 ........ 74,732 75,417,635
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5511, Class QF, (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.71% ,  03/25/55 ........ USD 114,405 $ 115,121,899
Federal National Mortgage Association
Variable Rate Notes
Series 2024-30, Class FC,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 5.41% ,  06/25/54 .. 52,133 52,192,946
Series 2024-38, Class FE,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 5.41% ,  06/25/54 .. 53,197 53,261,364
Series 2024-51, Class BF,
(SOFR 30 day Average at
1.15% Floor and 7.00% Cap +
1.15%), 5.51% ,  08/25/54 .. 23,007 23,093,170
Series 2024-75, Class FC,
(SOFR 30 day Average at
0.95% Floor and 7.00% Cap +
0.95%), 5.31% ,  10/25/54 .. 51,728 51,699,683
Series 2024-91, Class FA,
(SOFR 30 day Average at
1.20% Floor and 7.00% Cap +
1.20%), 5.56% ,  12/25/54 .. 61,123 61,411,961
Series 2024-94, Class FB,
(SOFR 30 day Average at
1.42% Floor and 6.50% Cap +
1.42%), 5.78% ,  12/25/54 .. 77,178 77,800,077
Series 2025-13, Class FB,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.66% ,  03/25/55 .. 122,767 123,335,831
Series 2025-21, Class FB,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.66% ,  07/25/53 .. 29,975 30,119,050
Series 2025-31, Class FA,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.66% ,  06/25/54 .. 57,087 57,357,775
Series 2025-32, Class FA,
(SOFR 30 day Average at
1.25% Floor and 6.50% Cap +
1.25%), 5.61% ,  05/25/55 .. 39,867 39,998,318
Government National Mortgage
Association Variable Rate Notes
Series 2024-125, Class HF,
(SOFR 30 day Average at
1.00% Floor and 7.00% Cap +
1.00%), 5.39% ,  08/20/54 .. 39,860 39,869,458
Series 2024-51, Class TF, (SOFR
30 day Average at 1.00%
Floor and 7.00% Cap +
1.00%), 5.39% ,  03/20/54 .. 8,585 8,588,370
Series 2024-96, Class FL,
(SOFR 30 day Average at
1.15% Floor and 6.50% Cap +
1.15%), 5.54% ,  06/20/54 .. 13,329 13,351,659
1,378,690,437

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KJ48, Class A2,
5.03%, 10/25/31 ............ USD 4,457 $ 4,590,677
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(c)
Series 2017-KGX1, Class BFX,
3.71% ,  10/25/27 ........ 2,876 2,722,116
Series 2018-K80, Class B,
4.38% ,  08/25/50 ........ 2,888 2,831,905
Series 2018-W5FX, Class CFX,
3.79% ,  04/25/28 ........ 10,680 9,945,165
Series 2019-K99, Class C,
3.77% ,  10/25/52 ........ 1,000 946,098
Federal National Mortgage Association
Variable Rate Notes, Series 2024-
P015, Class A1, 4.45%, 11/25/32
(a)
4,168 4,162,349
Government National Mortgage
Association
Series 2023-119, Class AD,
2.25% ,  04/16/65 ........ 2,769 2,220,728
Series 2025-126, Class AD,
5.00% ,  05/16/65 ........ 4,460 4,437,671
Series 2025-128, Class AD,
5.00% ,  10/16/56 ........ 10,324 10,334,112
Series 2025-128, Class AG,
4.75% ,  07/16/66 ........ 10,249 10,022,144
Series 2025-129, Class AB,
4.75% ,  09/16/54 ........ 6,541 6,483,983
Series 2025-130, Class AL,
4.75% ,  08/16/56 ........ 6,542 6,481,822
Series 2025-88, Class AT,
5.00% ,  06/16/58 ........ 10,257 10,241,493
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2023-118, Class BA,
3.75% ,  05/16/65 ........ 2,599 2,377,696
Series 2023-50, Class AC,
3.25% ,  09/16/63 ........ 2,166 1,952,770
79,750,729
Interest Only Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage
Corp., Series 5112, Class KI,
3.50%, 06/25/51 ............ 26,937 5,037,242
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes, Series 2017-3,
Class BIO, 1.46%, 07/25/56
(a)(c)
.. 6,691 762,189
Federal National Mortgage Association,
Series 2020-85, Class IP,
3.00%, 12/25/50 ............ 16,972 2,845,064
Government National Mortgage
Association
Series 2020-149, Class IA,
2.50% ,  10/20/50 ........ 17,063 2,622,999
Series 2021-140, Class JI,
3.00% ,  08/20/51 ........ 27,876 4,738,298
Series 2021-67, Class QI,
3.00% ,  04/20/51 ........ 20,619 3,495,097
Series 2021-76, Class JI,
3.00% ,  08/20/50 ........ 21,185 3,584,004
Series 2021-78, Class IP,
3.00% ,  05/20/51 ........ 8,291 1,444,950
Series 2021-83, Class PI,
3.00% ,  05/20/51 ........ 11,852 2,070,190
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2021-96, Class MI,
3.00% ,  06/20/51 ........ USD 36,975 $ 6,273,991
Series 2022-78, Class D,
3.00% ,  08/20/51 ........ 51,008 8,658,307
Series 2022-85, Class IK,
3.00% ,  05/20/51 ........ 5,306 900,431
42,432,762
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(c)
........... 260,496 639,414
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KL06, Class XFX,
1.46%, 12/25/29
(a)
........... 11,449 544,847
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2009-80, 1.56% ,  09/16/51 1,862 226,595
Series 2013-30, 0.53% ,  09/16/53 6,281 90,700
Series 2016-36, 0.66% ,  08/16/57 1,545 43,068
Series 2016-96, 0.77% ,  12/16/57 8,152 306,712
1,851,336
Mortgage-Backed Securities — 39.5%
Federal National Mortgage Association,
5.81%, 06/01/31 ............ 10,626 11,052,741
Government National Mortgage
Association
(w)
4.50% ,  10/15/55 .......... 414,754 402,146,171
5.50% ,  10/15/55 .......... 405,721 408,740,490
Uniform Mortgage-Backed Securities
6.00% ,  03/01/38
(x)
......... 1 773
4.50% ,  09/01/43 - 11/01/44
(x)
.. 92 91,908
4.00% ,  09/01/44 - 01/01/46
(x)
.. 74 70,729
5.00% ,  10/01/52 .......... 1 718
3.00% ,  10/25/55
(w)
......... 15,862 13,930,027
3.50% ,  10/25/55
(w)
......... 5,072,532 4,633,865,251
4.50% ,  10/25/55
(w)
......... 1,814,084 1,759,403,608
5.50% ,  10/25/55
(w)
......... 6,041,318 6,091,086,196
6.00% ,  10/25/55
(w)
......... 4,053,000 4,140,494,826
17,460,883,438
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer
Trust, Series 2017-3, Class B,
0.00%, 07/25/56
(c)(h)
.......... 3,950 628,591
Total U.S. Government Sponsored Agency Securities
—
43.0%
(Cost: $19,053,811,129) ........................... 19,021,180,121
U.S. Treasury Obligations
U.S. Treasury Bonds
3.00%, 08/15/52
(j)(x)(y)
......... 186,365 136,308,526
3.63%, 02/15/53 ............ 3,000 2,480,273
4.63%, 05/15/54
(j)(x)(y)
......... 11,000 10,807,500
4.50%, 11/15/54
(r)(x)(y)
......... 150,000 144,427,734
4.63%, 02/15/55
(j)(r)(x)(y)
........ 105,215 103,423,450
4.75%, 08/15/55
(r)(x)(y)
......... 76,290 76,552,247
U.S. Treasury Inflation Linked Bonds
(r)
2.13%, 02/15/54
(a)(x)(y)
......... 34,992 32,292,380
2.38%, 02/15/55
(x)(y)
.......... 95,868 93,583,605
U.S. Treasury Inflation Linked Notes
(r)
2.13%, 04/15/29
(a)(y)
.......... 62,655 64,671,270

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.88%, 07/15/35
(y)
........... USD 97,128 $ 97,914,378
U.S. Treasury Notes
4.13%, 02/28/27
(j)(y)
.......... 46,893 47,172,957
3.88%, 03/31/27
(r)
........... 24,548 24,620,877
3.75%, 04/30/27
(j)(x)(y)
......... 29,033 29,073,527
4.25%, 05/15/35 - 08/15/35
(r)(y)
... 47,957 48,380,017
Total U.S. Treasury Obligations — 2.1%
(Cost: $923,614,047) ............................. 911,708,741
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 147,996 5,920
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21, 1 Share for 1 Warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(f)
.................. 196,295 11,523
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(f)(m)
........ 111,033 1,110
Japan — 0.0%
(d)(f)
Daiwa House Industry Co. Ltd. (Issued/
Exercisable 02/06/24, 1 Share for 1
Warrant, Expires 03/30/29) ..... 11,000,000 934,622
Daiwa House Industry Co. Ltd. (Issued/
Exercisable 01/29/24, 1 Share for 1
Warrant, Expires 03/15/29)
(b)
.... 14,000,000 1,393,632
Money Forward, Inc. (Issued/
Exercisable 08/18/23, 1 Share for
1 Warrant, Expires 08/18/28, Strike
Price JPY 2.50)
(b)
............ 4,000,000 369,556
Nagoya Railroad Co. Ltd. (Issued/
Exercisable 06/05/24, 1 Share for 1
Warrant, Expires 06/06/34)
(b)
.... 15,000,000 871,265
Nagoya Railroad Co. Ltd. (Issued/
Exercisable 06/05/24, 1 Share for 1
Warrant, Expires 06/06/33)
(b)
.... 11,000,000 465,849
Sanrio Co. Ltd. (Issued/Exercisable
12/14/23, 1 Share for 1 Warrant,
Expires 11/28/28)
(b)
.......... 10,000,000 12,063,975
Taiyo Yuden Co. Ltd. (Issued/
Exercisable 03/06/24, 1 Share for 1
Warrant, Expires 10/22/30)
(b)
.... 8,000,000 708,659
Taiyo Yuden Co. Ltd. (Issued/
Exercisable 03/06/24, 1 Share for 1
Warrant, Expires 10/22/30)
(b)
.... 2,000,000 200,529
17,008,087
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21, 1 Share for 1 Warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(f)
.................. 109,138 128
Security
Shares
Shares Value
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $0) (Issued/
Exercisable 12/19/23, 1 Share for
1 Warrant, Expires 11/17/30, Strike
Price GBP 0.01)
(d)(f)(m)
......... 512,859 $ 289,693
United States — 0.1%
(f)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 11/03/26, Strike
Price USD 11.50) ............ 45,680 26,540
Cirkul , Inc. (Issued/Exercisable
05/01/25, 1 Share for 1 Warrant,
Expires 04/25/35, Strike Price USD
0.01)
(d)
................... 48,605 213,862
Cirkul , Inc. (Issued/Exercisable
05/01/25, 1 Share for 1 Warrant,
Expires 04/25/35, Strike Price USD
35.41)
(d)
.................. 49,850 25,424
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(d)
.......... 199,600 —
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 333,560 88,227
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 537,085 3,286,960
EVgo , Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 213,790 40,641
Flagstar Financial, Inc., (Acquired
03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(d)(m)
.......... 3,551 7,404,652
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(d)
.................. 81,813 544,874
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 204,533 2,182,367
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 515,422 5,499,553
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 7,405 53
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(d)
....... 13,198,015 927,820
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(d)
.................. 164,855 17
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 369,311 18,466

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 505,097 $ 101,272
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 128,364 25,737
RapidSOS , Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 6,073,125 6,984,094
Sonder Corp. (Issued/Exercisable
12/30/24, 1 Share for 1 Warrant,
Expires 12/30/29, Strike Price USD
0.01)
(d)
................... 103,459 133,462
Sonder Corp. (Issued/Exercisable
04/11/25, 1 Share for 1 Warrant,
Expires 04/11/30, Strike Price USD
1.00)
(d)
................... 1,032,088 567,648
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(d)(m)
.......... 1,143,143 5,464,224
Volato Group, Inc., (Acquired 12/03/23,
cost $299,148) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(m)
.................. 299,148 2,991
33,538,884
Total Warrants — 0.1%
(Cost: $7,744,648) .............................. 50,855,345
Total Long-Term Investments — 140.3%
(Cost: $61,282,421,357) ........................... 62,069,166,033
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 0.6%
(z)
Barclays Bank plc, 1.55%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 2,517,050,
collateralized by Ford Motor Co.,
5.29%, due at 12/08/46, par and
fair value of USD 2,900,000 and
$2,443,321, respectively) ...... USD 2,516 2,515,750
Barclays Bank plc, 3.40%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 177,701,
collateralized by JPMorgan Chase
& Co., 1.95%, due at 02/04/32, par
and fair value of USD 200,000 and
$176,794, respectively) ........ 178 177,500
Barclays Bank plc, 3.65%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 100,372,
collateralized by Wells Fargo & Co.,
3.58%, due at 05/22/28, par and fair
value of USD 100,000 and $99,098,
respectively) ............... 100 100,250
Security
Par (000)
Par (000) Value
Barclays Bank plc, 3.80%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 395,500,
collateralized by Walt Disney Co.
(The), 4.63%, due at 03/23/40, par
and fair value of USD 400,000 and
$385,419, respectively) ........ USD 395 $ 395,000
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 394,012,
collateralized by Bank of Nova
Scotia (The), 1.35%, due at
06/24/26, par and fair value of USD
400,000 and $392,368, respectively) 394 393,500
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 1,182,911,
collateralized by JPMorgan Chase
& Co., 2.55%, due at 11/08/32, par
and fair value of USD 1,300,000 and
$1,165,996, respectively) ...... 1,181 1,181,375
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 1,815,489,
collateralized by SMBC Aviation
Capital Finance DAC, 2.30%, due
at 06/15/28, par and fair value of
USD 1,900,000 and $1,802,298,
respectively) ............... 1,813 1,813,132
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 535,320,
collateralized by Union Pacific
Corp., 3.95%, due at 08/15/59, par
and fair value of USD 700,000 and
$530,755, respectively) ........ 535 534,625
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 375,876,
collateralized by Telefonica
Emisiones SA, 5.52%, due at
03/01/49, par and fair value of USD
400,000 and $371,836, respectively) 375 375,388
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 2,025,129,
collateralized by Mosaic Co. (The),
4.05%, due at 11/15/27, par and
fair value of USD 2,000,000 and
$1,994,314, respectively) ...... 2,023 2,022,500
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 93,121,
collateralized by Bank of America
Corp., 2.50%, due at 02/13/31, par
and fair value of USD 100,000 and
$92,550, respectively) ........ 93 93,000
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 89,742,
collateralized by Bank of America
Corp., 1.92%, due at 10/24/31, par
and fair value of USD 100,000 and
$88,817, respectively) ........ 90 89,625

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 312,030,
collateralized by Charter
Communications Operating LLC,
5.05%, due at 03/30/29, par and
fair value of USD 300,000 and
$303,928, respectively) ........ USD 312 $ 311,625
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 441,113,
collateralized by AerCap Ireland
Capital DAC, 6.15%, due at
09/30/30, par and fair value of USD
400,000 and $428,487, respectively) 441 440,540
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 99,755,
collateralized by Aviation Capital
Group LLC, 3.50%, due at 11/01/27,
par and fair value of USD 100,000
and $98,209, respectively) ..... 100 99,625
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 1,242,113,
collateralized by CDW LLC, 5.55%,
due at 08/22/34, par and fair value
of USD 1,200,000 and $1,230,427,
respectively) ............... 1,241 1,240,500
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 103,384,
collateralized by Bank of Nova
Scotia (The), 4.85%, due at
02/01/30, par and fair value of USD
100,000 and $102,382, respectively) 103 103,250
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 309,026,
collateralized by Targa Resources
Corp., 5.20%, due at 07/01/27, par
and fair value of USD 300,000 and
$304,728, respectively) ........ 309 308,625
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 194,002,
collateralized by Bank of America
Corp., 3.19%, due at 07/23/30, par
and fair value of USD 200,000 and
$192,640, respectively) ........ 194 193,750
Barclays Bank plc, 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 89,033,
collateralized by AstraZeneca plc,
4.38%, due at 08/17/48, par and fair
value of USD 100,000 and $87,968,
respectively) ............... 89 88,917
Barclays Bank plc, 1.70%, Open
(Purchased on 05/27/25 to be
repurchased at USD 3,561,161,
collateralized by Webuild SpA ,
3.63%, due at 01/28/27, par and
fair value of EUR 2,970,000 and
$3,510,448, respectively)
(aa)
..... EUR 3,015 3,539,756
Security
Par (000)
Par (000) Value
Barclays Bank plc, 3.90%, Open
(Purchased on 06/27/25 to be
repurchased at USD 17,098,437,
collateralized by Rivian Holdings
LLC, 10.00%, due at 01/15/31, par
and fair value of USD 17,148,000
and $15,962,996, respectively)
(aa)
. USD 16,912 $ 16,912,215
Barclays Capital, Inc., 2.50%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 8,431,270,
collateralized by Great Lakes
Dredge & Dock Corp., 5.25%, due
at 06/01/29, par and fair value of
USD 8,696,000 and $8,425,625,
respectively) ............... 8,424 8,424,250
Barclays Capital, Inc., 3.70%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 304,876,
collateralized by Ford Motor Credit
Co. LLC, 5.11%, due at 05/03/29,
par and fair value of USD 300,000
and $297,775, respectively) ..... 305 304,500
Barclays Capital, Inc., 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 2,954,486,
collateralized by CCO Holdings LLC,
4.50%, due at 05/01/32, par and
fair value of USD 3,160,000 and
$2,875,809, respectively) ...... 2,951 2,950,650
Barclays Capital, Inc., 3.90%, 10/31/25
(Purchased on 09/30/25 to be
repurchased at USD 9,205,174,
collateralized by Valaris Ltd., 8.38%,
due at 04/30/30, par and fair value
of USD 8,546,000 and $8,869,417,
respectively) ............... 9,204 9,204,177
Barclays Capital, Inc., 3.90%, 10/31/25
(Purchased on 09/30/25 to be
repurchased at USD 788,110,
collateralized by Xerox Holdings
Corp., 5.50%, due at 08/15/28, par
and fair value of USD 1,330,000 and
$781,397, respectively) ........ 788 788,025
BNP Paribas SA, 1.94%, Open
(Purchased on 04/29/25 to be
repurchased at USD 41,434,331,
collateralized by Bonos y
Obligaciones del Estado, 0.50%,
due at 10/31/31, par and fair value of
EUR 40,000,000 and $41,148,105,
respectively)
(aa)
............. EUR 34,991 41,081,418
BNP Paribas SA, 1.95%, Open
(Purchased on 04/29/25 to be
repurchased at USD 41,268,407,
collateralized by Bonos y
Obligaciones del Estado, 0.70%,
due at 04/30/32, par and fair value of
EUR 40,000,000 and $41,080,197,
respectively)
(aa)
............. 34,850 40,915,173
BNP Paribas SA, 3.85%, Open
(Purchased on 05/12/25 to be
repurchased at USD 519,021,
collateralized by Lowe's Cos., Inc.,
1.70%, due at 10/15/30, par and
fair value of USD 600,000 and
$528,034, respectively)
(aa)
...... USD 511 510,750

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
BNP Paribas SA, 3.91%, Open
(Purchased on 05/12/25 to be
repurchased at USD 1,778,178,
collateralized by Bank of America
Corp., 2.68%, due at 06/19/41, par
and fair value of USD 2,500,000 and
$1,842,286, respectively)
(aa)
..... USD 1,750 $ 1,750,000
BofA Securities, Inc., 3.85%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 415,032,
collateralized by Oncor Electric
Delivery Company, 4.65%, due at
11/01/29, par and fair value of USD
400,000 and $406,365, respectively) 415 414,500
BofA Securities, Inc., 3.87%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 196,503,
collateralized by Prologis LP, 2.13%,
due at 04/15/27, par and fair value
of USD 200,000 and $194,470,
respectively) ............... 196 196,250
BofA Securities, Inc., 3.87%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 3,914,293,
collateralized by Metropolitan Life
Global Funding I, 5.05%, due at
01/08/34, par and fair value of
USD 3,800,000 and $3,882,256,
respectively) ............... 3,909 3,909,250
BofA Securities, Inc., 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 5,106,630,
collateralized by Oracle Corp.,
4.90%, due at 02/06/33, par and
fair value of USD 5,000,000 and
$5,045,241, respectively) ...... 5,100 5,100,000
BofA Securities, Inc., 3.90%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 95,249,
collateralized by QUALCOMM, Inc.,
4.80%, due at 05/20/45, par and fair
value of USD 100,000 and $93,746,
respectively) ............... 95 95,125
BofA Securities, Inc., 3.91%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 880,146,
collateralized by JPMorgan Chase
& Co., 3.33%, due at 04/22/52, par
and fair value of USD 1,200,000 and
$863,317, respectively) ........ 879 879,000
BofA Securities, Inc., 3.92%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 7,107,650,
collateralized by JPMorgan Chase
& Co., 4.95%, due at 10/22/35, par
and fair value of USD 6,900,000 and
$6,958,611, respectively) ...... 7,098 7,098,375
BofA Securities, Inc., 3.93%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 206,020,
collateralized by Goldman Sachs
Group, Inc. (The), 5.02%, due at
10/23/35, par and fair value of USD
200,000 and $201,330, respectively) 206 205,750
Security
Par (000)
Par (000) Value
BofA Securities, Inc., 3.93%, 10/31/25
(Purchased on 09/19/25 to be
repurchased at USD 1,254,266,
collateralized by Wells Fargo & Co.,
6.49%, due at 10/23/34, par and
fair value of USD 1,100,000 and
$1,222,202, respectively) ...... USD 1,253 $ 1,252,625
Deutsche Bank AG, 1.35%, Open
(Purchased on 05/27/25 to be
repurchased at USD 2,486,693,
collateralized by Webuild SpA ,
7.00%, due at 09/27/28, par and
fair value of EUR 1,860,000 and
$2,376,670, respectively)
(aa)
..... EUR 2,108 2,474,759
Deutsche Bank AG, 1.65%, Open
(Purchased on 09/22/25 to be
repurchased at USD 12,123,959,
collateralized by Orsted A/S, 4.13%,
due at 03/01/35, par and fair value of
EUR 10,000,000 and $11,890,561,
respectively)
(aa)
............. 10,323 12,120,071
Goldman Sachs & Co. LLC,
3.85%, Open (Purchased on
05/19/25 to be repurchased at
USD 7,614,335, collateralized by
PBF Holding Co. LLC, 6.00%, due
at 02/15/28, par and fair value of
USD 7,980,000 and $7,930,961,
respectively)
(aa)
............. USD 7,501 7,501,200
Goldman Sachs International,
1.60%, Open (Purchased on
05/27/25 to be repurchased at
USD 3,145,587, collateralized by
Verisure Midholding AB, 5.25%,
due at 02/15/29, par and fair value
of EUR 2,615,000 and $3,088,101,
respectively)
(aa)
............. EUR 2,664 3,127,767
J.P. Morgan Securities LLC,
3.85%, 10/02/25 (Purchased on
09/19/25 to be repurchased at USD
98,626, collateralized by Americold
Realty Operating Partnership LP,
5.41%, due at 09/12/34, par and fair
value of USD 100,000 and $98,321,
respectively) ............... USD 99 98,500
J.P. Morgan Securities LLC,
3.92%, 10/02/25 (Purchased on
09/19/25 to be repurchased at
USD 1,008,816, collateralized by
United Parcel Service, Inc., 5.50%,
due at 05/22/54, par and fair value
of USD 1,000,000 and $990,860,
respectively) ............... 1,008 1,007,500
J.P. Morgan Securities LLC,
3.92%, 10/02/25 (Purchased on
09/19/25 to be repurchased at USD
310,530, collateralized by Bank
of America Corp., 5.02%, due at
07/22/33, par and fair value of USD
300,000 and $306,530, respectively) 310 310,125
J.P. Morgan Securities LLC,
3.92%, 10/02/25 (Purchased on
09/22/25 to be repurchased at USD
1,291,514, collateralized by Toronto-
Dominion Bank (The), 3.63%, due
at 09/15/31, par and fair value of
USD 1,300,000 and $1,289,450,
respectively) ............... 1,290 1,290,250

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
J.P. Morgan Securities LLC,
3.92%, 10/02/25 (Purchased on
09/19/25 to be repurchased at USD
100,506, collateralized by Mondelez
International, Inc., 4.75%, due at
08/28/34, par and fair value of USD
100,000 and $99,815, respectively) USD 100 $ 100,375
J.P. Morgan Securities plc,
1.45%, Open (Purchased on
05/27/25 to be repurchased at USD
1,203,658, collateralized by Webuild
SpA , 7.00%, due at 09/27/28, par
and fair value of EUR 900,000 and
$1,150,002, respectively)
(aa)
..... EUR 1,020 1,197,464
J.P. Morgan Securities plc,
1.70%, Open (Purchased on
05/27/25 to be repurchased at USD
3,012,546, collateralized by Banco
Santander SA, 3.63%, par and
fair value of EUR 2,800,000 and
$3,109,725, respectively)
(o)(aa)
.... 2,551 2,994,438
J.P. Morgan Securities plc,
1.70%, Open (Purchased on
05/15/25 to be repurchased at USD
3,995,131, collateralized by Cerved
Group SpA , 6.00%, due at 02/15/29,
par and fair value of EUR 3,575,000
and $3,792,889, respectively)
(aa)
.. 3,381 3,969,193
J.P. Morgan Securities plc,
1.70%, Open (Purchased on
06/02/25 to be repurchased at USD
12,027,011, collateralized by Nexi
SpA , 3.88%, due at 05/21/31, par
and fair value of EUR 10,000,000
and $11,905,586, respectively)
(aa)
. 10,186 11,959,226
Nomura Securities International,
Inc., 3.50%, Open (Purchased on
07/01/25 to be repurchased at USD
202,017, collateralized by Mizuho
Financial Group, Inc., 3.48%, due
at 04/12/26, par and fair value
of USD 200,000 and $199,282,
respectively)
(aa)
............. USD 200 200,142
Nomura Securities International,
Inc., 3.50%, Open (Purchased
on 07/01/25 to be repurchased at
USD 204,902, collateralized by
National Fuel Gas Co., 4.75%,
due at 09/01/28, par and fair value
of USD 200,000 and $201,370,
respectively)
(aa)
............. 203 203,000
Nomura Securities International,
Inc., 3.80%, Open (Purchased on
07/01/25 to be repurchased at USD
549,256, collateralized by Sammons
Financial Group, Inc., 6.88%, due
at 04/15/34, par and fair value
of USD 500,000 and $550,555,
respectively)
(aa)
............. 544 543,750
Nomura Securities International,
Inc., 3.85%, Open (Purchased on
07/01/25 to be repurchased at USD
604,131, collateralized by New
York Life Insurance Co., 3.75%,
due at 05/15/50, par and fair value
of USD 800,000 and $604,040,
respectively)
(aa)
............. 598 598,000
Security
Par (000)
Par (000) Value
Nomura Securities International,
Inc., 3.90%, Open (Purchased on
07/01/25 to be repurchased at USD
462,248, collateralized by NetApp,
Inc., 2.70%, due at 06/22/30, par
and fair value of USD 500,000 and
$462,894, respectively)
(aa)
...... USD 458 $ 457,500
Nomura Securities International,
Inc., 3.95%, Open (Purchased
on 07/01/25 to be repurchased at
USD 105,850, collateralized by
Motorola Solutions, Inc., 5.60%,
due at 06/01/32, par and fair value
of USD 100,000 and $105,268,
respectively)
(aa)
............. 105 104,750
RBC Capital Markets LLC,
2.15%, Open (Purchased on
08/05/25 to be repurchased at
USD 732,438, collateralized by
Clear Channel Outdoor Holdings,
Inc., 7.50%, due at 06/01/29, par
and fair value of USD 790,000 and
$767,259, respectively)
(aa)
...... 730 729,763
RBC Capital Markets LLC,
3.75%, Open (Purchased on
08/05/25 to be repurchased at
USD 1,492,376, collateralized by
Transocean International Ltd.,
8.50%, due at 05/15/31, par and
fair value of USD 1,580,000 and
$1,548,448, respectively)
(aa)
..... 1,483 1,483,233
RBC Capital Markets LLC,
3.75%, Open (Purchased on
08/05/25 to be repurchased at USD
2,504,166, collateralized by SMBC
Aviation Capital Finance DAC,
5.45%, due at 05/03/28, par and
fair value of USD 2,400,000 and
$2,460,342, respectively)
(aa)
..... 2,489 2,488,824
RBC Capital Markets LLC,
3.75%, Open (Purchased on
08/05/25 to be repurchased at
USD 102,503, collateralized
by Northwestern Mutual Global
Funding, 4.71%, due at 01/10/29,
par and fair value of USD 100,000
and $101,748, respectively)
(aa)
... 102 101,875
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at USD
780,965, collateralized by Marsh
& McLennan Cos., Inc., 4.75%,
due at 03/15/39, par and fair value
of USD 800,000 and $770,597,
respectively)
(aa)
............. 776 776,000
RBC Capital Markets LLC, 3.90%, Open
(Purchased on 08/05/25 to be
repurchased at USD 612,897,
collateralized by American Express
Co., 4.99%, due at 05/26/33, par
and fair value of USD 600,000 and
$611,215, respectively)
(aa)
...... 609 609,000

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at
USD 296,105, collateralized by
Nationwide Building Society, 3.96%,
due at 07/18/30, par and fair value
of USD 300,000 and $295,090,
respectively)
(aa)
............. USD 294 $ 294,222
RBC Capital Markets LLC,
3.90%, Open (Purchased on
09/26/25 to be repurchased at
USD 327,665, collateralized by
Community Health Systems, Inc.,
5.25%, due at 05/15/30, par and
fair value of USD 355,000 and
$321,149, respectively)
(aa)
...... 327 327,487
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at USD
961,517, collateralized by UBS
Group AG, 5.96%, due at 01/12/34,
par and fair value of USD 900,000
and $962,740, respectively)
(aa)
... 955 955,404
RBC Capital Markets LLC,
3.90%, Open (Purchased on
09/16/25 to be repurchased at
USD 4,073,251, collateralized by
Weatherford International Ltd.,
8.63%, due at 04/30/30, par and
fair value of USD 3,873,000 and
$3,959,178, respectively)
(aa)
..... 4,067 4,066,650
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at USD
162,942, collateralized by Elevance
Health, Inc., 6.10%, due at 10/15/52,
par and fair value of USD 157,000
and $163,291, respectively)
(aa)
... 162 161,906
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at USD
233,988, collateralized by Morgan
Stanley, 3.22%, due at 04/22/42, par
and fair value of USD 300,000 and
$234,581, respectively)
(aa)
...... 233 232,500
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at
USD 218,640, collateralized by
Home Depot, Inc. (The), 5.88%,
due at 12/16/36, par and fair value
of USD 200,000 and $217,792,
respectively)
(aa)
............. 217 217,250
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at USD
761,844, collateralized by Arch
Capital Group US, Inc., 5.14%,
due at 11/01/43, par and fair value
of USD 800,000 and $762,592,
respectively)
(aa)
............. 757 757,000
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at USD
497,538, collateralized by Duke
Energy Progress LLC, 3.45%, due
at 03/15/29, par and fair value
of USD 500,000 and $490,022,
respectively)
(aa)
............. USD 494 $ 494,375
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at USD
1,622,486, collateralized by AerCap
Ireland Capital DAC, 3.40%, due
at 10/29/33, par and fair value of
USD 1,800,000 and $1,617,317,
respectively)
(aa)
............. 1,612 1,612,170
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at USD
300,033, collateralized by Penske
Truck Leasing Co. LP, 3.40%, due
at 11/15/26, par and fair value
of USD 300,000 and $296,878,
respectively)
(aa)
............. 298 298,125
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at
USD 1,265,798, collateralized by
Dominion Energy, Inc., 3.38%, due
at 04/01/30, par and fair value of
USD 1,300,000 and $1,248,670,
respectively)
(aa)
............. 1,258 1,257,750
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at
USD 141,842, collateralized by
O'Reilly Automotive, Inc., 1.75%,
due at 03/15/31, par and fair value
of USD 162,000 and $141,203,
respectively)
(aa)
............. 141 140,940
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at USD
2,134,380, collateralized by Pfizer
Investment Enterprises Pte. Ltd.,
4.45%, due at 05/19/26, par and
fair value of USD 2,100,000 and
$2,104,110, respectively)
(aa)
..... 2,121 2,120,809
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at USD
465,459, collateralized by CSX
Corp., 4.75%, due at 05/30/42, par
and fair value of USD 500,000 and
$468,246, respectively)
(aa)
...... 463 462,500
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at USD
89,821, collateralized by National
Health Investors, Inc., 3.00%, due
at 02/01/31, par and fair value
of USD 100,000 and $90,483,
respectively)
(aa)
............. 89 89,250

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at
USD 158,319, collateralized by
Met Tower Global Funding, 5.25%,
due at 04/12/29, par and fair value
of USD 150,000 and $155,103,
respectively)
(aa)
............. USD 157 $ 157,313
RBC Capital Markets LLC, 3.90%, Open
(Purchased on 08/05/25 to be
repurchased at USD 312,109,
collateralized by Essential Utilities,
Inc., 4.80%, due at 08/15/27, par
and fair value of USD 300,000 and
$303,382, respectively)
(aa)
...... 310 310,125
RBC Capital Markets LLC, 3.90%, Open
(Purchased on 08/05/25 to be
repurchased at USD 2,355,224,
collateralized by Blackstone Private
Credit Fund, 4.95%, due at 09/26/27,
par and fair value of USD 2,300,000
and $2,300,000, respectively)
(aa)
.. 2,340 2,340,250
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at USD
722,091, collateralized by Canadian
Imperial Bank of Commerce, 4.63%,
due at 09/11/30, par and fair value
of USD 700,000 and $707,998,
respectively)
(aa)
............. 718 717,500
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at
USD 412,358, collateralized by
Cooperatieve Rabobank UA, 4.80%,
due at 01/09/29, par and fair value
of USD 400,000 and $409,125,
respectively)
(aa)
............. 410 409,736
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at USD
604,594, collateralized by Alexandria
Real Estate Equities, Inc., 4.50%,
due at 07/30/29, par and fair value
of USD 600,000 and $601,960,
respectively)
(aa)
............. 601 600,750
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at
USD 906,891, collateralized by
Cigna Group (The), 3.40%, due
at 03/01/27, par and fair value
of USD 900,000 and $891,438,
respectively)
(aa)
............. 901 901,125
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at
USD 294,372, collateralized by
Continental Resources, Inc., 2.27%,
due at 11/15/26, par and fair value
of USD 300,000 and $292,442,
respectively)
(aa)
............. 293 292,500
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at USD
216,627, collateralized by Morgan
Stanley, 6.41%, due at 11/01/29, par
and fair value of USD 200,000 and
$212,573, respectively)
(aa)
...... USD 215 $ 215,250
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at
USD 189,958, collateralized by
JPMorgan Chase & Co., 2.07%,
due at 06/01/29, par and fair value
of USD 200,000 and $189,776,
respectively)
(aa)
............. 189 188,750
RBC Capital Markets LLC, 3.90%, Open
(Purchased on 08/05/25 to be
repurchased at USD 494,786,
collateralized by Western Digital
Corp., 4.75%, due at 02/15/26, par
and fair value of USD 482,000 and
$481,719, respectively)
(aa)
...... 492 491,640
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at USD
296,636, collateralized by KKR
Group Finance Co. VI LLC, 3.75%,
due at 07/01/29, par and fair value
of USD 300,000 and $294,681,
respectively)
(aa)
............. 295 294,750
RBC Capital Markets LLC,
3.90%, Open (Purchased on
08/05/25 to be repurchased at
USD 152,112, collateralized by Bell
Telephone Co. of Canada or Bell
Canada, 5.10%, due at 05/11/33, par
and fair value of USD 148,000 and
$150,611, respectively)
(aa)
...... 151 151,145
RBC Europe Ltd., 1.65%, Open
(Purchased on 05/27/25 to be
repurchased at USD 3,146,134,
collateralized by Verisure Midholding
AB, 5.25%, due at 02/15/29, par
and fair value of EUR 2,615,000 and
$3,088,101, respectively)
(aa)
..... EUR 2,664 3,127,767
RBC Europe Ltd., 3.98%, Open
(Purchased on 04/29/25 to be
repurchased at USD 25,200,842,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 18,086,000 and $24,476,509,
respectively)
(aa)
............. GBP 18,415 24,766,799
Total Borrowed Bond Agreements — 0.6%
(Cost: $259,319,616) ............................. 262,910,709
Foreign Government Obligations — 0.2%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury
Bills, 16.22%, 01/01/26
(ab)
...... BRL 124 22,565,557
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(ab)
28.00%, 11/11/25 ............ EGP 14,825 300,675
27.71%, 11/18/25 ........... 449,750 9,035,886
28.20%, 11/25/25 ........... 135,075 2,713,907

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Egypt (continued)
26.77%, 12/02/25 ........... EGP 45,075 $ 896,611
27.46%, 12/16/25 ........... 1,214,600 24,022,935
28.14%, 12/30/25 ........... 78,425 1,529,640
25.82%, 06/02/26 ........... 50,525 895,121
Nigeria — 0.1%
Federal Republic of Nigeria Treasury
Bills
(ab)
18.21%, 12/04/25 ........... NGN 2,034,297 1,327,525
26.40%, 12/11/25 ........... 65,408,177 42,546,876
Total Foreign Government Obligations — 0.2%
(Cost: $100,696,499) ............................. 105,834,733
Shares
Shares
Money Market Funds — 1.0%
(t)(ac)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.26%
(ad)
...... 364,905,837 365,088,290
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.01%
(l)
..... 60,420,477 60,420,477
Total Money Market Funds — 1.0%
(Cost: $425,466,350) ............................. 425,508,767
Total Short-Term Securities — 1.8%
(Cost: $785,482,465) ............................. 794,254,209
Total Options Purchased — 0.3%
(Cost: $129,955,523 ) ............................. 101,898,655
Total Investments Before Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 142.4%
(Cost: $62,197,859,345) ........................... 62,965,318,897
Total Options Written — (0.2)%
(Premiums Received — $(82,760,468)) ................ (59,438,522)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — (0.3)%
Canada — (0.0)%
Bank of Nova Scotia (The):
1.35% ,  06/24/26 ............ USD (400) (392,368)
4.85% ,  02/01/30 ............ (100) (102,382)
Bell Telephone Co. of Canada or Bell
Canada, 5.10% ,  05/11/33 ...... (148) (150,611)
Canadian Imperial Bank of Commerce,
(1-day SOFR + 1.34%),
4.63% ,  09/11/30
(a)
........... (700) (707,998)
Toronto-Dominion Bank (The), (5-
Year USD Swap Semi + 2.21%),
3.63% ,  09/15/31
(a)
........... (1,300) (1,289,450)
(2,642,809)
Ireland — (0.0)%
AerCap Ireland Capital DAC:
3.40% ,  10/29/33 ............ (1,800) (1,617,317)
6.15% ,  09/30/30 ............ (400) (428,487)
SMBC Aviation Capital Finance DAC
(c)
:
2.30% ,  06/15/28 ............ (1,900) (1,802,298)
5.45% ,  05/03/28 ............ (2,400) (2,460,342)
(6,308,444)
Security
Par (000)
Par (000) Value
Italy — (0.1)%
Cerved Group SpA , 6.00% ,  02/15/29 EUR (3,575) $ (3,792,889)
Nexi SpA , 3.88% ,  05/21/31 ....... (10,000) (11,905,586)
Webuild SpA :
3.63% ,  01/28/27 ............ (2,970) (3,510,448)
7.00% ,  09/27/28 ............ (2,760) (3,526,672)
(22,735,595)
Japan — (0.0)%
Mizuho Financial Group, Inc.,
3.48% ,  04/12/26
(c)
........... USD (200) (199,282)
Netherlands — (0.0)%
Cooperatieve Rabobank UA,
4.80% ,  01/09/29 ............ (400) (409,125)
Spain — (0.0)%
Banco Santander SA, (5-Year
EURIBOR ICE Swap Rate + 3.76%),
3.63%
(a)(o)
................. EUR (2,800) (3,109,725)
Telefonica Emisiones SA,
5.52% ,  03/01/49 ............ USD (400) (371,836)
(3,481,561)
Sweden — (0.0)%
Verisure Midholding AB,
5.25% ,  02/15/29 ............ EUR (5,230) (6,176,202)
Switzerland — (0.0)%
UBS Group AG, (1-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.20%), 5.96% ,  01/12/34
(a)
(c)
...................... USD (900) (962,740)
United Kingdom — (0.0)%
AstraZeneca plc, 4.38% ,  08/17/48 .. (100) (87,968)
Nationwide Building Society, (3-mo.
SOFR + 2.12%), 3.96% ,  07/18/30
(a)(c)
(300) (295,090)
(383,058)
United States — (0.2)%
Alexandria Real Estate Equities, Inc.,
4.50% ,  07/30/29 ............ (600) (601,960)
American Express Co., (1-day SOFR +
2.26%), 4.99% ,  05/26/33
(a)
..... (600) (611,215)
Americold Realty Operating Partnership
LP, 5.41% ,  09/12/34 .......... (100) (98,321)
Arch Capital Group US, Inc.,
5.14% ,  11/01/43 ............ (800) (762,592)
Aviation Capital Group LLC,
3.50% ,  11/01/27
(c)
........... (100) (98,209)
Bank of America Corp.
(a)
:
(1-day SOFR + 1.37%),
1.92% ,  10/24/31 .......... (100) (88,817)
(3-mo. CME Term SOFR + 1.25%),
2.50% ,  02/13/31 .......... (100) (92,550)
(1-day SOFR + 1.93%),
2.68% ,  06/19/41 .......... (2,500) (1,842,286)
(3-mo. CME Term SOFR + 1.44%),
3.19% ,  07/23/30 .......... (200) (192,640)
(1-day SOFR + 2.16%),
5.02% ,  07/22/33 .......... (300) (306,530)
CCO Holdings LLC, 4.50% ,  05/01/32 (3,160) (2,875,809)
CDW LLC, 5.55% ,  08/22/34 ....... (1,200) (1,230,427)
Charter Communications Operating
LLC, 5.05% ,  03/30/29 ......... (300) (303,928)
Cigna Group (The), 3.40% ,  03/01/27 . (900) (891,438)
Clear Channel Outdoor Holdings, Inc.,
7.50% ,  06/01/29
(c)
........... (790) (767,259)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Community Health Systems, Inc.,
5.25% ,  05/15/30
(c)
........... USD (355) $ (321,149)
Continental Resources, Inc.,
2.27% ,  11/15/26
(c)
........... (300) (292,442)
CSX Corp., 4.75% ,  05/30/42 ...... (500) (468,246)
Dominion Energy, Inc., Series C,
3.38% ,  04/01/30 ............ (1,300) (1,248,670)
Duke Energy Progress LLC,
3.45% ,  03/15/29 ............ (500) (490,022)
Elevance Health, Inc., 6.10% ,  10/15/52 (157) (163,291)
Essential Utilities, Inc., 4.80% ,  08/15/27 (300) (303,382)
Ford Motor Co., 5.29% ,  12/08/46 ... (2,900) (2,443,321)
Ford Motor Credit Co. LLC,
5.11% ,  05/03/29 ............ (300) (297,775)
Goldman Sachs Group, Inc.
(The), (1-day SOFR + 1.42%),
5.02% ,  10/23/35
(a)
........... (200) (201,330)
Great Lakes Dredge & Dock Corp.,
5.25% ,  06/01/29
(c)
........... (8,696) (8,425,625)
Home Depot, Inc. (The),
5.88% ,  12/16/36 ............ (200) (217,792)
JPMorgan Chase & Co.
(a)
:
(1-day SOFR + 1.07%),
1.95% ,  02/04/32 .......... (200) (176,794)
(1-day SOFR + 1.02%),
2.07% ,  06/01/29 .......... (200) (189,776)
(1-day SOFR + 1.18%),
2.55% ,  11/08/32 .......... (1,300) (1,165,996)
(1-day SOFR + 1.58%),
3.33% ,  04/22/52 .......... (1,200) (863,317)
(1-day SOFR + 1.34%),
4.95% ,  10/22/35 .......... (6,900) (6,958,611)
KKR Group Finance Co. VI LLC,
3.75% ,  07/01/29
(c)
........... (300) (294,681)
Lowe's Cos., Inc., 1.70% ,  10/15/30 .. (600) (528,034)
Marsh & McLennan Cos., Inc.,
4.75% ,  03/15/39 ............ (800) (770,597)
Met Tower Global Funding,
5.25% ,  04/12/29
(c)
........... (150) (155,103)
Metropolitan Life Global Funding I,
5.05% ,  01/08/34
(c)
........... (3,800) (3,882,256)
Mondelez International, Inc.,
4.75% ,  08/28/34 ............ (100) (99,815)
Morgan Stanley
(a)
:
(1-day SOFR + 1.49%),
3.22% ,  04/22/42 .......... (300) (234,581)
(1-day SOFR + 1.83%),
6.41% ,  11/01/29 .......... (200) (212,573)
Mosaic Co. (The), 4.05% ,  11/15/27 .. (2,000) (1,994,314)
Motorola Solutions, Inc.,
5.60% ,  06/01/32 ............ (100) (105,268)
National Fuel Gas Co., 4.75% ,  09/01/28 (200) (201,370)
National Health Investors, Inc.,
3.00% ,  02/01/31 ............ (100) (90,483)
NetApp, Inc., 2.70% ,  06/22/30 ..... (500) (462,894)
New York Life Insurance Co.,
3.75% ,  05/15/50
(c)
........... (800) (604,040)
Northwestern Mutual Global Funding,
4.71% ,  01/10/29
(c)
........... (100) (101,748)
Oncor Electric Delivery Co. LLC,
4.65% ,  11/01/29
(c)
........... (400) (406,365)
Oracle Corp., 4.90% ,  02/06/33 ..... (5,000) (5,045,241)
O'Reilly Automotive, Inc.,
1.75% ,  03/15/31 ............ (162) (141,203)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (7,980) (7,930,961)
Security
Par (000)
Par (000) Value
United States (continued)
Penske Truck Leasing Co. LP,
3.40% ,  11/15/26
(c)
........... USD (300) $ (296,878)
Pfizer Investment Enterprises Pte. Ltd.,
4.45% ,  05/19/26 ............ (2,100) (2,104,110)
Prologis LP, 2.13% ,  04/15/27 ...... (200) (194,470)
QUALCOMM, Inc., 4.80% ,  05/20/45 . (100) (93,746)
Rivian Holdings LLC,
10.00% ,  01/15/31
(c)
.......... (17,148) (15,962,996)
Sammons Financial Group, Inc.,
6.88% ,  04/15/34
(c)
........... (500) (550,555)
Targa Resources Corp.,
5.20% ,  07/01/27 ............ (300) (304,728)
Transocean International Ltd.,
8.50% ,  05/15/31
(c)
........... (1,580) (1,548,448)
Union Pacific Corp., 3.95% ,  08/15/59 (700) (530,755)
United Parcel Service, Inc.,
5.50% ,  05/22/54 ............ (1,000) (990,860)
Valaris Ltd., 8.38% ,  04/30/30
(c)
..... (8,546) (8,869,417)
Walt Disney Co. (The), 4.63% ,  03/23/40 (400) (385,419)
Weatherford International Ltd.,
8.63% ,  04/30/30
(c)
........... (3,873) (3,959,178)
Wells Fargo & Co.
(a)
:
(3-mo. CME Term SOFR + 1.57%),
3.58% ,  05/22/28 .......... (100) (99,098)
(1-day SOFR + 2.06%),
6.49% ,  10/23/34 .......... (1,100) (1,222,202)
Western Digital Corp., 4.75% ,  02/15/26 (482) (481,719)
Xerox Holdings Corp.,
5.50% ,  08/15/28
(c)
........... (1,330) (781,397)
(96,629,023)
Foreign Agency Obligations — (0.0)%
Denmark — (0.0)%
Orsted A/S, 4.13% ,  03/01/35 ...... EUR (10,000) (11,890,561)
Foreign Government Obligations — (0.3)%
Spain — (0.2)%
Bonos y Obligaciones del Estado
(c)
:
0.50% ,  10/31/31 ............ (40,000) (41,148,105)
0.70% ,  04/30/32 ............ (40,000) (41,080,197)
(82,228,302)
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46
(a)
........... GBP (28,498) (24,476,509)
Total Borrowed Bonds — (0.6)%
(Proceeds: $(281,884,213)) ........................
(258,523,211)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(w)
3.00% ,  10/25/55 ............ USD (262,400) (230,439,987)
3.50% ,  10/25/55 ............ (828,000) (756,395,545)
4.00% ,  10/25/55 ............ (555,000) (523,011,165)
4.50% ,  10/25/55 ............ (3,757,076) (3,643,829,652)
5.50% ,  10/25/55 ............ (2,347,499) (2,366,837,626)
6.00% ,  10/25/55 ............ (836,408) (854,464,100)
Total TBA Sale Commitments — (18.9)%
(Proceeds: $(8,389,309,519)) ....................... (8,374,978,075)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
TBA Sale Commitments (continued)
Investments Sold Short
Corporate Bonds
United States — (0.0)%
Blackstone Private Credit Fund, 4.95%,
09/26/27
(c)
................ USD (2,300) $ (2,312,637)
Total Corporate Bonds — (0.0)%
(Proceeds: $(2,270,726)) .......................... (2,312,637)
Total Investments Sold Short — (0.0)%
(Proceeds: $(2,270,726) ) .......................... (2,312,637)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 122.7%
(Cost: $53,441,634,419) ........................... 54,270,066,452
Liabilities in Excess of Other Assets — (22.7)% ........... (10,040,547,332)
Net Assets — 100.0% .............................. $ 44,229,519,120
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Non-income producing security.
(g)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Zero-coupon bond.
(i)
Rounds to less than 1,000.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
All or a portion of this security is on loan.
(l)
All or a portion of the security is held by a wholly-owned subsidiary.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $474,443,672, representing 1.07% of its net assets as of period end, and an original cost of $381,432,863.
(n)
Investment does not issue shares.
(o)
Perpetual security with no stated maturity date.
(p)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(q)
Convertible security.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Affiliate of the Fund.
(u)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(v)
When-issued security.
(w)
Represents or includes a TBA transaction.
(x)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(y)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(z)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(aa)
The amount to be repurchased assumes the maturity will be the day after the period end.
(ab)
Rates are discount rates or a range of discount rates as of period end.
(ac)
Annualized 7-day yield as of period end.
(ad)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 274,663,970 $ 90,401,152
(a)
$ — $ (1,492) $ 24,660 $ 365,088,290 364,905,837 $ 2,165,910
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 580,142,900 — (519,722,423)
(a)
— — 60,420,477 60,420,477 27,024,572 —
iShares 0-5 Year TIPS Bond
ETF ................ 40,410,014 — — — 1,108,664 41,518,678 401,690 1,152,550 —
iShares AAA CLO Active ETF . 15,531,000 15,548,960 (15,550,400) (8,600) 68,540 15,589,500 300,000 608,022 —
iShares Biotechnology ETF
(c)
. 22,488,921 — (22,585,771) (1,752,883) 1,849,733 — — 20,611 —
iShares Bitcoin Trust ETF ... 89,715,136 158,445,203 (103,312,985) 2,581,020 8,404,121 155,832,495 2,397,423 — —
iShares Broad USD High Yield
Corporate Bond ETF
(c)
... 66,611,864 — (67,678,233) 571,632 494,737 — — 387,995 —
iShares China Large-Cap ETF — 66,803,014 (52,060,087) 1,760,914 1,460,722 17,964,563 436,669 18,056 —
iShares Ethereum Trust ETF . — 25,940,472 — — (259,822) 25,680,650 815,000 — —
iShares High Yield Muni Active
ETF ................ — 20,029,680 — — (550,440) 19,479,240 396,000 537,096 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 49,797,483 986,453,621 (827,058,856) (1,794,494) 6,849,747 214,247,501 2,638,841 9,014,583 —
iShares iBoxx $ Investment
Grade Corporate Bond ETF 19,956,430 482,153,398 (477,241,104) 212,047 678,608 25,759,379 231,088 965,960 —
iShares Latin America 40 ETF
(c)
6,725,492 — (7,774,691) (266,952) 1,316,151 — — — —
iShares MSCI Brazil ETF ... 6,709,421 — — — 2,530,563 9,239,984 298,064 153,559 —
iShares Russell Mid-Cap
Growth ETF
(c)
......... 6,069,171 — (5,760,607) 1,194,862 (1,503,426) — — 4,739 —
$ 2,496,054 $ 22,472,558 $ 950,820,757 $ 42,053,653 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Barclays Capital, Inc. .... 4.23% 09/17/25 Open
(a)
$ 22,852,800 $ 22,890,191 Corporate Bonds Open/Demand
(a)
Barclays Capital, Inc. .... 4.23 09/17/25 Open
(a)
14,293,013 14,316,399 Corporate Bonds Open/Demand
(a)
BNP Paribas SA ....... 4.24 09/17/25 Open
(a)
14,591,388 14,615,318 Corporate Bonds Open/Demand
(a)
BNP Paribas SA ....... 4.25 09/17/25 Open
(a)
14,850,450 14,874,862 Corporate Bonds Open/Demand
(a)
Deutsche Bank Securities,
Inc. .............. 4.25 09/17/25 Open
(a)
12,334,875 12,355,151 Corporate Bonds Open/Demand
(a)
Deutsche Bank Securities,
Inc. .............. 4.25 09/17/25 Open
(a)
10,824,675 10,842,469 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co. LLC 1.50 09/17/25 Open
(a)
2,320,763 2,322,130 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co. LLC 1.75 09/17/25 Open
(a)
2,034,720 2,036,114 Corporate Bonds Open/Demand
(a)
Barclays Bank plc ...... 4.15 09/18/25 10/31/25   12,234,038 12,250,962 Corporate Bonds 31-90 Days
Barclays Bank plc ...... 3.25 09/19/25 10/31/25   16,920,770 16,939,101 Corporate Bonds 31-90 Days
Barclays Capital, Inc. .... 3.50 09/19/25 10/31/25   1,046,180 1,047,401 Corporate Bonds 31-90 Days
Barclays Capital, Inc. .... 3.75 09/19/25 10/31/25   1,755,600 1,757,794 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3.45 09/19/25 10/31/25   7,210,044 7,218,336 Corporate Bonds 31-90 Days
BNP Paribas SA ....... 4.24 09/19/25 Open
(a)
22,955,335 22,987,778 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co.
International ........ 4.15 09/19/25 Open
(a)
17,284,394 17,308,304
Foreign Government
Obligations Open/Demand
(a)
Nomura Securities
International, Inc. ..... 4.20 09/19/25 Open
(a)
8,561,768 8,573,754
Foreign Government
Obligations Open/Demand
(a)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
BofA Securities, Inc. ..... 4.15% 09/22/25 10/31/25   $ 1,615,000 $ 1,616,676 Corporate Bonds 31-90 Days
BNP Paribas SA ....... 4.19 09/22/25 Open
(a)
10,972,500 10,983,994 Corporate Bonds Open/Demand
(a)
BNP Paribas SA ....... 4.19 09/22/25 Open
(a)
2,313,000 2,315,423 Corporate Bonds Open/Demand
(a)
RBC Capital Markets LLC . 4.25 09/22/25 Open
(a)
10,724,081 10,735,475 Corporate Bonds Open/Demand
(a)
J.P. Morgan Securities LLC 3.75 09/23/25 10/02/25   3,099,250 3,101,510 Corporate Bonds Up to 30 Days
J.P. Morgan Securities LLC 3.25 09/23/25 Open
(a)
1,265,303 1,266,103 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co. LLC 3.00 09/23/25 Open
(a)
2,627,892 2,629,425 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co. LLC 3.50 09/23/25 Open
(a)
2,198,662 2,200,158 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co. LLC 3.75 09/23/25 Open
(a)
1,424,219 1,425,257 Corporate Bonds Open/Demand
(a)
Barclays Capital, Inc. .... 4.24 09/25/25 10/31/25   23,827,240 23,844,078 Corporate Bonds 31-90 Days
Barclays Capital, Inc. .... 4.24 09/25/25 10/31/25   23,374,750 23,391,268 Corporate Bonds 31-90 Days
RBC Capital Markets LLC . 4.25 09/25/25 Open
(a)
14,618,925 14,629,280 Corporate Bonds Open/Demand
(a)
RBC Capital Markets LLC . 4.25 09/25/25 Open
(a)
11,741,858 11,750,175 Corporate Bonds Open/Demand
(a)
RBC Capital Markets LLC . 4.25 09/25/25 Open
(a)
10,669,045 10,676,602 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co. LLC 3.50 09/26/25 Open
(a)
1,235,097 1,235,697 Corporate Bonds Open/Demand
(a)
U.S. Bancorp Investments,
Inc. .............. 4.38 09/29/25 10/01/25   24,609,370 24,612,364 U.S. Treasury Obligations Overnight
BNP Paribas SA ....... 4.27 09/30/25 10/01/25   11,453,395 11,454,753 U.S. Treasury Obligations Overnight
BNP Paribas SA ....... 4.28 09/30/25 10/01/25   55,607,142 55,613,753 U.S. Treasury Obligations Overnight
Fixed Income Clearing
Corporation - BOFA ... 4.24 09/30/25 10/01/25   27,440,342 27,443,574 U.S. Treasury Obligations Overnight
Fixed Income Clearing
Corporation - BOFA ... 4.25 09/30/25 10/01/25   9,143,887 9,144,966 U.S. Treasury Obligations Overnight
Fixed Income Clearing
Corporation - BOFA ... 4.28 09/30/25 10/01/25   94,768,200 94,779,467 U.S. Treasury Obligations Overnight
Fixed Income Clearing
Corporation - MS ..... 4.17 09/30/25 10/01/25   17,711,750 17,713,802 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 4.22 09/30/25 10/01/25   28,195,087 28,198,392 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 4.22 09/30/25 10/01/25   14,299,537 14,301,213 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 4.27 09/30/25 10/01/25   38,113,391 38,117,912 U.S. Treasury Obligations Overnight
U.S. Bancorp Investments,
Inc. .............. 4.28 09/30/25 10/01/25   29,798,079 29,801,622 U.S. Treasury Obligations Overnight
U.S. Bancorp Investments,
Inc. .............. 4.28 09/30/25 10/01/25   10,468,275 10,469,520 U.S. Treasury Obligations Overnight
U.S. Bancorp Investments,
Inc. .............. 4.30 09/30/25 10/01/25   32,625,000 32,628,897 U.S. Treasury Obligations Overnight
BofA Securities, Inc. ..... 2.00 09/30/25 10/31/25   413,470 413,493 Corporate Bonds 31-90 Days
RBC Capital Markets LLC . 4.25 09/30/25 Open
(a)
25,070,325 25,073,285 Corporate Bonds Open/Demand
(a)
$ 723,494,885 $ 723,904,198
(a)
Certain agreements have no stated maturity and can be terminated by either party at any time.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CME Bitcoin
(a)
............................................................ 29 10/31/25 $ 16,702 $ (130,722)
CBOE Volatility Index ....................................................... 21 11/19/25 404 (50,357)
Euro-Bobl ............................................................... 6,795 12/08/25 939,849 243,867
Short Euro-BTP ........................................................... 892 12/08/25 113,035 (3,522)
OSE Nikkei 225 Index ....................................................... 6 12/11/25 1,822 61,019
Australia 10-Year Bond ...................................................... 7,959 12/15/25 596,963 (637,119)
Japan 10-Year Bond ........................................................ 184 12/15/25 168,951 (906,922)
CBOE Volatility Index ....................................................... 31 12/17/25 614 (46,674)
Canada 10-Year Bond ....................................................... 1,262 12/18/25 111,047 207,675
EURO STOXX Bank Index .................................................... 1,540 12/19/25 21,018 (206,197)
U.S. Treasury Ultra Bond ..................................................... 7,888 12/19/25 947,300 16,118,119
U.S. Treasury 5-Year Note .................................................... 20,862 12/31/25 2,277,544 (7,899,872)
3-mo. SONIA Index ......................................................... 525 03/17/26 169,669 (730)
CBOE Volatility Index ....................................................... 20 04/15/26 429 (15,411)
CBOE Volatility Index ....................................................... 40 05/19/26 859 (7,115)
3-mo. SOFR ............................................................. 2,165 06/16/26 522,306 (78,635)
3-mo. SOFR ............................................................. 2,140 09/15/26 517,399 (213,711)
3-mo. SONIA Index ......................................................... 1,234 09/15/26 399,696 (263,645)
3-mo. SOFR ............................................................. 397 12/15/26 96,124 111,537
3-mo. SONIA Index ......................................................... 1,289 03/16/27 417,770 (823,434)
5,458,151
Short Contracts
CBOE Volatility Index ....................................................... 51 10/22/25 897 68,627
CBOE Volatility Index ....................................................... 40 11/19/25 770 79,521
CME Bitcoin
(a)
............................................................ 58 11/28/25 33,599 664,699
Euro-BTP ............................................................... 824 12/08/25 115,935 (329,486)
Euro-Bund .............................................................. 11,828 12/08/25 1,785,408 (2,375,474)
Euro-Buxl ............................................................... 541 12/08/25 72,713 206,072
Euro-OAT ............................................................... 720 12/08/25 102,579 152,747
Euro-Schatz ............................................................. 4,782 12/08/25 600,619 281,766
SGX Nikkei 225 Index ....................................................... 60 12/11/25 9,095 (208,914)
Australia 3-Year Bond ....................................................... 465 12/15/25 32,874 120,455
Korea 10-Year Bond ........................................................ 315 12/16/25 26,353 281,578
EURO STOXX 50 Index ..................................................... 375 12/19/25 24,395 (154,687)
Nasdaq-100 E-Mini Index ..................................................... 62 12/19/25 30,878 (515,435)
Russell 2000 E-Mini Index .................................................... 1,224 12/19/25 150,277 (1,936,785)
S&P 500 E-Mini Index ....................................................... 1,489 12/19/25 501,700 (4,629,044)
U.S. Treasury 10-Year Note ................................................... 27,530 12/19/25 3,096,695 13,767,340
U.S. Treasury 10-Year Ultra Note ............................................... 14,031 12/19/25 1,614,661 (11,522,251)
U.S. Treasury Long Bond ..................................................... 609 12/19/25 70,987 (264,657)
Long Gilt ................................................................ 1,670 12/29/25 204,025 (145,618)
U.S. Treasury 2-Year Note .................................................... 17,335 12/31/25 3,612,045 (1,544,789)
CBOE Volatility Index ....................................................... 21 01/21/26 434 30,624
3-mo. CORRA ............................................................ 244 03/17/26 42,817 (22,600)
3-mo. SOFR ............................................................. 2,327 03/17/26 560,313 289,141
3-mo. SONIA Index ......................................................... 1,289 06/16/26 417,142 844,292
3-mo. EURIBOR .......................................................... 123 09/14/26 35,385 30,306
(6,832,572)
$ (1,374,421)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 69,014,161 USD 12,637,873 Bank of America NA 10/02/25 $ 329,229
BRL 754,418,562 USD 138,239,072 Barclays Bank plc 10/02/25 3,508,979
BRL 164,635,604 USD 30,874,000 Goldman Sachs International 10/02/25 59,460
EGP 681,880,753 USD 14,185,162 Citibank NA 10/02/25 65,220
USD 19,065,000 BRL 101,430,185 Goldman Sachs International 10/02/25 7,236
USD 96,956,481 BRL 515,614,568 JPMorgan Chase Bank NA 10/02/25 77,423
USD 16,111,343 TWD 489,888,000 Bank of America NA 10/15/25 20,873
USD 13,111,111 TWD 398,722,000 Goldman Sachs International 10/15/25 15,007
USD 13,092,314 TWD 397,590,000 Morgan Stanley & Co. International plc 10/15/25 33,391
EUR 2,977,109 USD 3,477,615 Morgan Stanley & Co. International plc 10/16/25 20,776
EUR 22,379,036 USD 26,152,066 UBS AG 10/16/25 145,466
USD 46,658,644 EUR 39,671,513 Deutsche Bank AG 10/16/25 40,774
USD 2,085,452 EUR 1,769,349 Natwest Markets plc 10/16/25 6,296
USD 4,483,271 EUR 3,804,009 UBS AG 10/16/25 13,192
USD 17,540,706 PHP 1,006,099,843 Citibank NA 10/17/25 302,559
CZK 51,262,531 USD 2,439,891 State Street Bank and Trust Co. 10/21/25 33,588
USD 80,046,947 COP 312,855,486,207 Societe Generale SA 10/23/25 475,283
USD 17,347,775 IDR 283,826,943,361 Goldman Sachs International 10/23/25 341,148
TRY 92,949,549 USD 2,130,230 HSBC Bank plc 10/24/25 63,555
TRY 150,900,906 USD 3,503,514 Morgan Stanley & Co. International plc 10/24/25 58,032
TRY 2,705,038,489 USD 61,837,932 Societe Generale SA 10/24/25 2,006,086
EUR 18,983,000 USD 22,209,948 Goldman Sachs International 10/30/25 117,481
JPY 1,292,464,608 CAD 12,147,000 Standard Chartered Bank 10/30/25 26,917
MXN 1,063,018,709 USD 57,775,268 Citibank NA 10/30/25 87,541
MXN 2,393,233,152 USD 129,978,718 JPMorgan Chase Bank NA 10/30/25 291,044
PEN 179,412,420 USD 51,290,000 Citibank NA 10/30/25 344,417
USD 8,784,000 CAD 12,133,216 Deutsche Bank AG 10/30/25 52,860
USD 13,123,000 CAD 18,138,447 State Street Bank and Trust Co. 10/30/25 70,457
USD 6,470,242 CHF 5,100,045 Credit Agricole Corporate & Investment Bank SA 10/30/25 40,423
USD 10,065,500 COP 39,021,427,125 Citibank NA 10/30/25 150,311
USD 22,344,718 EUR 18,983,000 Citibank NA 10/30/25 17,289
USD 17,133,219 EUR 14,467,839 Morgan Stanley & Co. International plc 10/30/25 116,433
USD 4,424,000 THB 140,393,605 Citibank NA 10/30/25 81,132
USD 8,682,000 TWD 262,170,354 Barclays Bank plc 10/30/25 60,254
NGN 1,486,647,374 USD 948,722 Citibank NA 11/04/25 48,222
NGN 17,448,709,531 USD 11,108,804 Morgan Stanley & Co. International plc 11/04/25 592,283
USD 97,366,146 BRL 521,858,199 JPMorgan Chase Bank NA 11/04/25 141,389
PEN 54,267,144 USD 15,184,718 Citibank NA 11/05/25 430,784
PEN 21,974,098 USD 6,278,852 JPMorgan Chase Bank NA 11/05/25 44,248
USD 31,051,000 IDR 507,777,003,000 Goldman Sachs International 11/14/25 648,360
USD 30,811,000 INR 2,707,011,325 UBS AG 11/14/25 419,763
USD 27,726,000 THB 891,141,921 Nomura International plc 11/14/25 128,173
EGP 36,130,940 USD 686,900 Bank of America NA 11/20/25 50,048
EGP 945,612,394 USD 17,583,266 Citibank NA 11/20/25 1,704,005
USD 555,348 COP 2,187,032,323 Goldman Sachs International 11/20/25 1,158
USD 29,655,175 EUR 24,963,822 Deutsche Bank AG 11/20/25 259,713
USD 8,806,654 INR 780,099,572 HSBC Bank plc 11/20/25 51,632
USD 9,752,230 PLN 35,454,262 Goldman Sachs International 11/20/25 4,779
USD 116,386,404 PLN 421,036,197 HSBC Bank plc 11/20/25 630,800
USD 19,610,196 PLN 70,724,878 UBS AG 11/20/25 165,785
USD 118,584 TWD 3,569,700 Citibank NA 11/20/25 986
ZAR 1,526,689,135 USD 87,667,698 Citibank NA 11/20/25 421,796
ZAR 326,264,454 USD 18,773,211 Natwest Markets plc 11/20/25 52,148
PEN 21,959,106 USD 6,271,522 JPMorgan Chase Bank NA 11/25/25 43,993
USD 22,213,706 CNY 156,915,397 Standard Chartered Bank 11/25/25 114,293
USD 116,569,904 COP 454,430,285,454 Citibank NA 11/25/25 1,493,614
USD 95,273,993 CZK 1,954,480,229 Natwest Markets plc 11/25/25 902,410
USD 10,252,230 EUR 8,628,495 State Street Bank and Trust Co. 11/25/25 89,286
USD 21,522,165 HUF 7,121,284,107 Bank of America NA 11/25/25 158,313
USD 118,382,755 IDR 1,951,421,336,814 Bank of America NA 11/25/25 1,584,334
USD 221,873,430 MXN 4,087,108,264 Deutsche Bank AG 11/25/25 12,895
USD 56,469,188 MYR 235,606,392 Morgan Stanley & Co. International plc 11/25/25 413,786
USD 56,260,352 PHP 3,203,070,624 Citibank NA 11/25/25 1,443,001

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 19,703,405 PLN 71,014,104 BNP Paribas SA 11/25/25 $ 180,975
USD 9,756,604 PLN 35,474,485 Goldman Sachs International 11/25/25 4,342
USD 188,280,276 PLN 676,991,858 Morgan Stanley & Co. International plc 11/25/25 2,168,995
USD 103,901,932 THB 3,284,236,173 Morgan Stanley & Co. International plc 11/25/25 2,108,470
ZAR 1,545,571,440 USD 88,721,417 Citibank NA 11/25/25 426,437
ZAR 331,674,818 USD 19,068,181 Natwest Markets plc 11/25/25 62,671
NGN 19,230,829,477 USD 12,057,526 Citibank NA 12/05/25 752,918
USD 2,613,011 ARS 3,919,516,500 Citibank NA 12/11/25 178,885
USD 2,372,440 ARS 3,558,660,000 Goldman Sachs International 12/11/25 162,416
TRY 5,302,700 USD 119,120 Barclays Bank plc 12/16/25 743
AUD 13,370,000 CAD 12,187,441 JPMorgan Chase Bank NA 12/17/25 65,843
AUD 41,651,163 JPY 4,039,579,694 JPMorgan Chase Bank NA 12/17/25 51,331
AUD 7,910,000 NZD 8,854,715 Deutsche Bank AG 12/17/25 89,702
AUD 6,590,000 NZD 7,399,048 JPMorgan Chase Bank NA 12/17/25 61,948
AUD 16,730,000 USD 11,059,952 HSBC Bank plc 12/17/25 20,404
AUD 75,858 USD 50,000 Wells Fargo Bank NA 12/17/25 241
BRL 414,726,582 USD 75,018,420 HSBC Bank plc 12/17/25 1,497,020
CHF 39,540 USD 50,000 UBS AG 12/17/25 131
CNY 78,767,782 USD 11,100,000 JPMorgan Chase Bank NA 12/17/25 10,344
EUR 7,440,000 GBP 6,472,063 Barclays Bank plc 12/17/25 68,886
EUR 3,730,000 GBP 3,269,804 HSBC Bank plc 12/17/25 811
EUR 42,405 USD 50,000 Bank of Montreal 12/17/25 9
EUR 27,880,000 USD 32,817,847 JPMorgan Chase Bank NA 12/17/25 61,040
GBP 3,262,355 EUR 3,720,000 Standard Chartered Bank 12/17/25 963
GBP 37,242 USD 50,000 Bank of Montreal 12/17/25 92
GBP 16,661,546 USD 22,408,446 Barclays Bank plc 12/17/25 1,801
JPY 637,500,000 USD 4,341,473 HSBC Bank plc 12/17/25 3,830
JPY 6,315,541,408 USD 42,847,953 JPMorgan Chase Bank NA 12/17/25 199,795
JPY 855,358,000 USD 5,793,597 Societe Generale SA 12/17/25 36,661
MXN 2,655,983,589 USD 143,799,371 Goldman Sachs International 12/17/25 37,210
MXN 224,818,000 USD 12,132,846 Morgan Stanley & Co. International plc 12/17/25 42,324
NOK 252,600,000 SEK 236,818,397 Citibank NA 12/17/25 40,159
NOK 787,500,000 SEK 739,328,153 JPMorgan Chase Bank NA 12/17/25 15,418
NZD 18,970,000 USD 11,013,090 Deutsche Bank AG 12/17/25 18,202
NZD 15,300,000 USD 8,889,782 JPMorgan Chase Bank NA 12/17/25 7,359
SEK 153,889,456 NOK 163,500,000 BNP Paribas SA 12/17/25 38,517
SEK 246,192,923 NOK 261,500,000 Citibank NA 12/17/25 68,425
TRY 964,420,678 USD 21,441,100 UBS AG 12/17/25 339,867
USD 32,639,355 AUD 48,928,000 Commonwealth Bank of Australia 12/17/25 234,116
USD 26,667,370 AUD 40,196,432 Royal Bank of Canada 12/17/25 45,088
USD 27,706,207 AUD 41,631,053 State Street Bank and Trust Co. 12/17/25 133,769
USD 182,833,800 AUD 274,100,000 Toronto Dominion Bank 12/17/25 1,296,109
USD 50,000 AUD 74,910 Wells Fargo Bank NA 12/17/25 387
USD 64,036,356 CAD 88,174,758 Bank of America NA 12/17/25 447,716
USD 50,000 CAD 69,221 Natwest Markets plc 12/17/25 81
USD 100,000 CAD 137,562 Standard Chartered Bank 12/17/25 795
USD 50,000 CHF 39,034 Credit Agricole Corporate & Investment Bank SA 12/17/25 510
USD 50,000 CHF 39,154 Standard Chartered Bank 12/17/25 358
USD 13,710,214 CNY 97,000,000 Bank of America NA 12/17/25 28,181
USD 72,556,498 CNY 513,088,840 Citibank NA 12/17/25 184,349
USD 723,824 CNY 5,124,200 Deutsche Bank AG 12/17/25 1,046
USD 63,878,999 CNY 452,110,000 Goldman Sachs International 12/17/25 108,031
USD 2,736,574 CNY 19,312,000 HSBC Bank plc 12/17/25 12,580
USD 14,677,467 CNY 103,786,820 UBS AG 12/17/25 38,140
USD 4,726,722 DKK 29,819,000 HSBC Bank plc 12/17/25 12,162
USD 57,116,363 EUR 47,874,000 Deutsche Bank AG 12/17/25 658,548
USD 101,213,476 EUR 85,602,801 JPMorgan Chase Bank NA 12/17/25 262,082
USD 89,280,895 EUR 75,550,000 Morgan Stanley & Co. International plc 12/17/25 184,770
USD 1,412,090,795 EUR 1,194,693,791 Standard Chartered Bank 12/17/25 3,188,248
USD 1,412,040,794 EUR 1,194,651,495 Toronto Dominion Bank 12/17/25 3,188,127
USD 200,000 GBP 147,047 Bank of Montreal 12/17/25 2,218
USD 2,556,090,101 GBP 1,876,773,322 Barclays Bank plc 12/17/25 31,777,308
USD 107,622,113 GBP 79,471,403 HSBC Bank plc 12/17/25 730,845

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 11,257,223 GBP 8,328,178 JPMorgan Chase Bank NA 12/17/25 $ 55,590
USD 50,000 GBP 36,688 Standard Chartered Bank 12/17/25 654
USD 126,970,132 HKD 985,740,000 HSBC Bank plc 12/17/25 95,432
USD 119,666,072 HKD 926,000,000 Royal Bank of Canada 12/17/25 480,513
USD 72,791,287 HKD 564,990,000 State Street Bank and Trust Co. 12/17/25 71,364
USD 65,587,167 IDR 1,083,500,000,000 BNP Paribas SA 12/17/25 788,450
USD 20,219,958 IDR 333,710,192,558 Citibank NA 12/17/25 262,420
USD 21,291,496 IDR 351,267,101,008 Goldman Sachs International 12/17/25 283,967
USD 83,965,915 IDR 1,384,723,879,941 Morgan Stanley & Co. International plc 12/17/25 1,152,503
USD 213,410,109 INR 18,899,172,394 Barclays Bank plc 12/17/25 1,681,320
USD 52,162,553 INR 4,651,074,046 Citibank NA 12/17/25 56,236
USD 85,330,503 INR 7,562,180,387 Nomura International plc 12/17/25 610,852
USD 10,967,569 JPY 1,598,000,000 Barclays Bank plc 12/17/25 75,344
USD 39,390,216 JPY 5,752,461,204 BNP Paribas SA 12/17/25 180,514
USD 16,494,774 JPY 2,411,000,000 HSBC Bank plc 12/17/25 61,010
USD 203,654,246 JPY 29,714,115,693 JPMorgan Chase Bank NA 12/17/25 1,118,050
USD 16,358,627 JPY 2,394,000,000 Natwest Markets plc 12/17/25 40,738
USD 100,000 JPY 14,588,653 Wells Fargo Bank NA 12/17/25 561
USD 64,096,086 KRW 88,800,000,000 BNP Paribas SA 12/17/25 627,529
USD 37,349,254 MYR 156,275,000 Barclays Bank plc 12/17/25 132,634
USD 66,445,633 MYR 278,207,867 Goldman Sachs International 12/17/25 190,913
USD 20,914,173 MYR 87,752,733 Morgan Stanley & Co. International plc 12/17/25 16,012
USD 37,319,403 MYR 156,275,000 Royal Bank of Canada 12/17/25 102,784
USD 33,370,930 NOK 330,994,663 Barclays Bank plc 12/17/25 196,493
USD 100,000 NOK 987,607 Morgan Stanley & Co. International plc 12/17/25 1,016
USD 50,000 NOK 496,789 Nomura International plc 12/17/25 209
USD 32,103,701 NZD 54,390,000 JPMorgan Chase Bank NA 12/17/25 475,238
USD 50,000 NZD 83,794 Standard Chartered Bank 12/17/25 1,273
USD 50,000 NZD 85,763 Toronto Dominion Bank 12/17/25 128
USD 50,000 NZD 83,492 Wells Fargo Bank NA 12/17/25 1,448
USD 121,491,975 PHP 6,947,535,584 Citibank NA 12/17/25 2,658,353
USD 530,051 PHP 30,303,000 HSBC Bank plc 12/17/25 11,736
USD 70,915,095 SEK 659,387,000 JPMorgan Chase Bank NA 12/17/25 534,745
USD 100,000 SEK 929,285 Morgan Stanley & Co. International plc 12/17/25 811
USD 18,035,551 SGD 23,000,000 BNP Paribas SA 12/17/25 102,166
USD 43,138,202 SGD 55,000,000 JPMorgan Chase Bank NA 12/17/25 254,021
USD 25,475,773 SGD 32,394,000 Natwest Markets plc 12/17/25 217,770
USD 16,352,997 THB 517,000,000 Barclays Bank plc 12/17/25 296,555
ZAR 465,262,000 USD 26,738,835 State Street Bank and Trust Co. 12/17/25 52,722
ZAR 5,783,467 USD 330,473 Toronto Dominion Bank 12/17/25 2,561
USD 200,251,930 HKD 1,550,000,000 BNP Paribas SA 01/14/26 669,773
USD 9,548,719 ARS 15,296,723,640 Citibank NA 01/26/26 464,653
USD 143,110,738 HKD 1,108,500,000 BNP Paribas SA 02/11/26 300,922
USD 1,766,269,329 EUR 1,490,500,000 Goldman Sachs International 03/18/26 530,883
USD 33,685,703 INR 3,000,385,600 BNP Paribas SA 06/18/26 476,712
USD 1,087,760,512 EUR 905,452,232 BNP Paribas SA 09/16/26 6,533,694
USD 1,087,742,402 EUR 905,452,232 Deutsche Bank AG 09/16/26 6,515,584
USD 16,748,548 INR 1,500,000,000 Bank of America NA 09/17/26 249,649
101,127,383
BRL 521,858,199 USD 98,130,538 JPMorgan Chase Bank NA 10/02/25 (78,361)
USD 130,460,071 BRL 709,234,653 Barclays Bank plc 10/02/25 (2,798,354)
USD 30,868,000 BRL 165,066,630 HSBC Bank plc 10/02/25 (146,445)
USD 228,064 BRL 1,226,027 JPMorgan Chase Bank NA 10/02/25 (2,295)
USD 13,292,023 EGP 681,880,753 Citibank NA 10/02/25 (958,359)
COP 1,482,985,524 USD 380,467 JPMorgan Chase Bank NA 10/14/25 (2,819)
USD 376,756 COP 1,482,985,524 JPMorgan Chase Bank NA 10/14/25 (892)
TWD 1,286,200,000 USD 42,650,131 Deutsche Bank AG 10/15/25 (404,633)
USD 5,086,673 EUR 4,354,617 JPMorgan Chase Bank NA 10/16/25 (30,423)
USD 9,077,769 EUR 7,776,223 UBS AG 10/16/25 (60,046)
USD 104,774,236 CZK 2,222,837,483 JPMorgan Chase Bank NA 10/21/25 (2,480,369)
USD 43,191,588 TRY 1,918,275,334 Barclays Bank plc 10/24/25 (2,083,335)
USD 1,233,635 TRY 53,194,886 Goldman Sachs International 10/24/25 (21,865)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 797,900 TRY 35,525,535 Morgan Stanley & Co. International plc 10/24/25 $ (40,570)
USD 1,021,267 TRY 43,983,445 Nomura International plc 10/24/25 (16,825)
USD 12,220,197 TRY 534,560,302 Societe Generale SA 10/24/25 (396,436)
USD 1,596,400 TRY 71,394,201 UBS AG 10/24/25 (88,638)
CLP 16,807,560,000 USD 17,655,000 Citibank NA 10/30/25 (170,599)
CLP 4,138,795,775 USD 4,325,000 HSBC Bank plc 10/30/25 (19,535)
CNY 905,985,052 USD 127,706,125 Barclays Bank plc 10/30/25 (339,431)
CNY 377,862,730 USD 53,265,000 Deutsche Bank AG 10/30/25 (143,674)
COP 65,958,592,720 GBP 12,598,000 Morgan Stanley & Co. International plc 10/30/25 (186,024)
COP 232,107,609,331 USD 59,871,699 Citibank NA 10/30/25 (894,084)
CZK 1,963,563,036 USD 95,760,207 Morgan Stanley & Co. International plc 10/30/25 (993,862)
CZK 840,392,947 USD 41,007,000 UBS AG 10/30/25 (447,585)
EUR 7,451,000 MXN 162,357,215 Standard Chartered Bank 10/30/25 (73,797)
EUR 34,591,088 USD 40,960,273 JPMorgan Chase Bank NA 10/30/25 (274,920)
GBP 12,800,000 USD 17,313,492 ANZ Banking Group Ltd. 10/30/25 (95,939)
HUF 17,274,198,372 USD 52,188,511 Citibank NA 10/30/25 (281,203)
HUF 5,559,112,192 USD 16,813,000 JPMorgan Chase Bank NA 10/30/25 (108,402)
IDR 1,042,804,704,707 USD 183,042,362 Citibank NA 10/30/25 (766,189)
INR 18,212,971,963 USD 205,804,433 Citibank NA 10/30/25 (1,149,765)
JPY 1,529,766,799 USD 10,408,000 Bank of America NA 10/30/25 (30,184)
JPY 3,661,012,254 USD 24,897,266 Canadian Imperial Bank of Commerce 10/30/25 (61,252)
KRW 30,635,379,600 USD 22,040,000 HSBC Bank plc 10/30/25 (196,239)
MYR 810,046,590 USD 193,213,259 Credit Agricole Corporate & Investment Bank SA 10/30/25 (682,049)
PLN 29,085,790 USD 8,068,000 State Street Bank and Trust Co. 10/30/25 (68,871)
PLN 288,550,582 USD 79,935,604 UBS AG 10/30/25 (578,871)
RON 98,691,639 USD 22,915,838 Citibank NA 10/30/25 (160,177)
THB 1,051,676,640 USD 33,056,000 Barclays Bank plc 10/30/25 (523,940)
THB 4,555,088,369 USD 143,187,740 Morgan Stanley & Co. International plc 10/30/25 (2,282,823)
USD 8,870,000 CLP 8,536,488,000 Goldman Sachs International 10/30/25 (10,252)
USD 22,170,000 JPY 3,278,559,459 Barclays Bank plc 10/30/25 (71,485)
USD 26,122,248 PEN 91,775,294 Goldman Sachs International 10/30/25 (290,438)
USD 25,645,000 PEN 90,013,950 Societe Generale SA 10/30/25 (260,776)
ZAR 484,603,433 USD 28,034,300 Barclays Bank plc 10/30/25 (31,508)
ZAR 1,662,777,844 USD 96,185,492 JPMorgan Chase Bank NA 10/30/25 (101,932)
BRL 102,226,721 USD 19,065,000 Goldman Sachs International 11/04/25 (19,658)
BRL 519,600,705 USD 96,944,952 JPMorgan Chase Bank NA 11/04/25 (140,778)
BRL 165,111,362 USD 30,836,000 Morgan Stanley & Co. International plc 11/04/25 (74,939)
USD 35,471,612 PEN 126,035,587 Citibank NA 11/05/25 (795,432)
USD 26,696,547 EUR 22,832,772 Canadian Imperial Bank of Commerce 11/13/25 (179,565)
USD 21,801,000 BRL 122,164,520 Goldman Sachs International 11/14/25 (909,430)
USD 5,428,000 CLP 5,268,729,181 Citibank NA 11/14/25 (52,680)
USD 31,017,000 CNY 221,243,765 Bank of America NA 11/14/25 (118,670)
USD 11,030,000 COP 44,966,442,200 JPMorgan Chase Bank NA 11/14/25 (373,310)
USD 15,709,000 CZK 329,447,891 Morgan Stanley & Co. International plc 11/14/25 (195,317)
USD 6,977,000 HUF 2,393,516,085 Canadian Imperial Bank of Commerce 11/14/25 (208,491)
USD 30,961,000 MXN 584,989,364 Goldman Sachs International 11/14/25 (830,711)
USD 31,493,000 MYR 132,853,221 Royal Bank of Canada 11/14/25 (100,244)
USD 5,606,000 PEN 19,911,173 Citibank NA 11/14/25 (122,154)
USD 22,469,000 PLN 82,347,746 Citibank NA 11/14/25 (172,975)
USD 22,018,000 ZAR 393,791,952 UBS AG 11/14/25 (713,196)
CLP 132,266,600 USD 138,556 Barclays Bank plc 11/20/25 (972)
USD 9,182,375 EUR 7,831,095 Citibank NA 11/20/25 (38,915)
USD 17,464,486 MXN 323,459,094 Morgan Stanley & Co. International plc 11/20/25 (103,078)
USD 19,787,057 MXN 365,270,619 State Street Bank and Trust Co. 11/20/25 (51,355)
USD 508,643 PEN 1,777,200 Citibank NA 11/20/25 (2,552)
USD 201,580,620 ZAR 3,506,353,783 Goldman Sachs International 11/20/25 (734,917)
USD 19,609,465 MXN 361,637,037 Goldman Sachs International 11/25/25 (21,282)
USD 6,235,352 PEN 21,787,568 Citibank NA 11/25/25 (30,828)
USD 25,147,547 PEN 87,651,775 JPMorgan Chase Bank NA 11/25/25 (61,406)
USD 594,842 TRY 26,026,384 Citibank NA 11/25/25 (3,870)
USD 6,305,835 UYU 253,614,376 Citibank NA 11/25/25 (55,996)
USD 328,085,333 ZAR 5,729,944,722 Deutsche Bank AG 11/25/25 (2,415,260)
ARS 1,984,947,510 USD 1,318,902 Citibank NA 12/11/25 (86,196)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
ARS 12,796,308,000 USD 8,652,000 Goldman Sachs International 12/11/25 $ (705,147)
AUD 5,300,000 USD 3,543,983 Barclays Bank plc 12/17/25 (33,769)
AUD 16,450,000 USD 10,904,294 HSBC Bank plc 12/17/25 (9,383)
AUD 58,231,212 USD 38,803,727 JPMorgan Chase Bank NA 12/17/25 (236,926)
AUD 825,656 USD 548,611 Societe Generale SA 12/17/25 (1,775)
CAD 68,775 USD 50,000 Bank of Montreal 12/17/25 (402)
CAD 69,107 USD 50,000 Barclays Bank plc 12/17/25 (162)
CAD 7,787,000 USD 5,625,672 Canadian Imperial Bank of Commerce 12/17/25 (9,952)
CAD 231,665,410 USD 167,666,276 Natwest Markets plc 12/17/25 (597,052)
CAD 137,933 USD 100,000 UBS AG 12/17/25 (527)
CHF 117,927 USD 150,000 Bank of Montreal 12/17/25 (485)
CNY 116,000,000 USD 16,399,016 Goldman Sachs International 12/17/25 (36,997)
CNY 452,110,000 USD 63,903,467 Morgan Stanley & Co. International plc 12/17/25 (132,499)
CNY 380,514,000 USD 53,800,369 State Street Bank and Trust Co. 12/17/25 (128,152)
CZK 536,108,000 USD 26,144,515 State Street Bank and Trust Co. 12/17/25 (240,167)
EUR 3,720,000 GBP 3,268,223 HSBC Bank plc 12/17/25 (8,855)
EUR 92,220,000 USD 109,266,867 Barclays Bank plc 12/17/25 (511,809)
EUR 31,420,000 USD 37,158,852 HSBC Bank plc 12/17/25 (105,242)
EUR 8,856,000 USD 10,532,837 JPMorgan Chase Bank NA 12/17/25 (88,955)
EUR 42,021 USD 50,000 Standard Chartered Bank 12/17/25 (444)
EUR 47,874,000 USD 57,030,046 UBS AG 12/17/25 (572,231)
EUR 11,103,000 USD 13,094,594 Wells Fargo Bank NA 12/17/25 (825)
EUR 16,661,546 ZAR 342,309,796 Barclays Bank plc 12/17/25 (62,538)
GBP 3,257,961 EUR 3,720,000 Standard Chartered Bank 12/17/25 (4,947)
GBP 37,035 USD 50,000 Bank of Montreal 12/17/25 (187)
GBP 8,328,178 USD 11,221,512 Credit Agricole Corporate & Investment Bank SA 12/17/25 (19,879)
GBP 110,025 USD 150,000 Standard Chartered Bank 12/17/25 (2,013)
HKD 926,000,000 USD 119,293,250 BNP Paribas SA 12/17/25 (107,692)
HKD 111,197,000 USD 14,318,880 Citibank NA 12/17/25 (6,702)
HUF 3,278,470,000 USD 9,891,794 State Street Bank and Trust Co. 12/17/25 (69,180)
IDR 167,650,570,800 USD 10,038,620 BNP Paribas SA 12/17/25 (12,278)
INR 739,160,652 USD 8,295,992 Citibank NA 12/17/25 (15,122)
INR 9,544,229,448 USD 107,028,085 Morgan Stanley & Co. International plc 12/17/25 (103,395)
JPY 4,026,126,369 AUD 41,651,163 JPMorgan Chase Bank NA 12/17/25 (143,031)
JPY 5,914,000,000 USD 40,523,503 Bank of America NA 12/17/25 (212,727)
JPY 2,571,000,000 USD 17,664,822 Deutsche Bank AG 12/17/25 (140,472)
JPY 1,601,500,000 USD 11,007,312 Goldman Sachs International 12/17/25 (91,230)
JPY 1,277,500,000 USD 8,725,188 HSBC Bank plc 12/17/25 (17,542)
JPY 9,788,156,092 USD 66,970,708 JPMorgan Chase Bank NA 12/17/25 (253,059)
JPY 19,702,000,000 USD 134,785,586 Morgan Stanley & Co. International plc 12/17/25 (493,582)
JPY 7,633,993,449 USD 52,350,770 Natwest Markets plc 12/17/25 (316,242)
JPY 173,949,311 USD 1,186,973 State Street Bank and Trust Co. 12/17/25 (1,306)
JPY 3,244,292,940 USD 22,135,198 UBS AG 12/17/25 (21,575)
JPY 14,661,261 USD 100,000 Wells Fargo Bank NA 12/17/25 (66)
NOK 87,300,000 SEK 82,242,447 Citibank NA 12/17/25 (28,459)
NOK 163,090,125 USD 16,660,465 Barclays Bank plc 12/17/25 (314,512)
NOK 163,422,501 USD 16,660,465 JPMorgan Chase Bank NA 12/17/25 (281,200)
NOK 982,119 USD 100,000 Morgan Stanley & Co. International plc 12/17/25 (1,566)
NOK 497,366 USD 50,000 Natwest Markets plc 12/17/25 (151)
NOK 491,028 USD 50,000 Standard Chartered Bank 12/17/25 (786)
NZD 7,343,896 AUD 6,590,000 Deutsche Bank AG 12/17/25 (94,020)
NZD 8,814,989 AUD 7,910,000 JPMorgan Chase Bank NA 12/17/25 (112,803)
NZD 83,758 USD 50,000 Citibank NA 12/17/25 (1,293)
NZD 84,033 USD 50,000 Credit Agricole Corporate & Investment Bank SA 12/17/25 (1,133)
NZD 45,200,000 USD 26,348,798 Deutsche Bank AG 12/17/25 (64,434)
NZD 18,060,000 USD 10,693,492 HSBC Bank plc 12/17/25 (191,377)
NZD 36,800,000 USD 22,067,882 JPMorgan Chase Bank NA 12/17/25 (668,223)
NZD 36,940,000 USD 21,968,329 Natwest Markets plc 12/17/25 (487,258)
NZD 83,393 USD 50,000 Standard Chartered Bank 12/17/25 (1,506)
PLN 90,108,000 USD 24,886,719 State Street Bank and Trust Co. 12/17/25 (127,463)
SEK 936,846 USD 100,000 Bank of Montreal 12/17/25 (5)
SEK 116,928,942 USD 12,493,009 Barclays Bank plc 12/17/25 (12,478)
SEK 116,756,580 USD 12,496,699 Goldman Sachs International 12/17/25 (34,565)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
SEK 192,087,508 USD 20,827,831 JPMorgan Chase Bank NA 12/17/25 $ (325,174)
SEK 461,618 USD 50,000 Morgan Stanley & Co. International plc 12/17/25 (729)
SEK 390,467,286 USD 41,709,102 Royal Bank of Canada 12/17/25 (32,174)
SEK 359,738,000 USD 38,623,345 State Street Bank and Trust Co. 12/17/25 (226,339)
USD 11,964,740 AUD 18,075,624 Goldman Sachs International 12/17/25 (6,829)
USD 41,932,328 AUD 63,530,000 JPMorgan Chase Bank NA 12/17/25 (143,883)
USD 9,580,844 AUD 14,494,000 Morgan Stanley & Co. International plc 12/17/25 (18,599)
USD 8,867,975 AUD 13,499,000 Societe Generale SA 12/17/25 (72,475)
USD 185,475,235 AUD 280,178,304 Standard Chartered Bank 12/17/25 (88,145)
USD 50,000 AUD 75,561 Wells Fargo Bank NA 12/17/25 (44)
USD 87,778,896 CAD 121,885,000 JPMorgan Chase Bank NA 12/17/25 (120,425)
USD 100,000 CHF 78,982 Barclays Bank plc 12/17/25 (138)
USD 775,381,054 EUR 658,645,813 Deutsche Bank AG 12/17/25 (1,360,040)
USD 28,281,193 EUR 24,080,000 JPMorgan Chase Bank NA 12/17/25 (116,354)
USD 8,128,660 EUR 6,900,000 Royal Bank of Canada 12/17/25 (8,511)
USD 25,617,560 EUR 21,746,000 Standard Chartered Bank 12/17/25 (27,501)
USD 43,783,956 EUR 37,130,000 UBS AG 12/17/25 (3,458)
USD 22,339,634 GBP 16,661,546 Barclays Bank plc 12/17/25 (70,613)
USD 5,327,188 GBP 3,965,000 Goldman Sachs International 12/17/25 (5,848)
USD 14,058,222 GBP 10,474,000 JPMorgan Chase Bank NA 12/17/25 (29,602)
USD 27,108,042 GBP 20,177,000 UBS AG 12/17/25 (30,589)
USD 218,669 HUF 73,383,700 Morgan Stanley & Co. International plc 12/17/25 (1,196)
USD 20,738,581 IDR 349,071,799,880 Morgan Stanley & Co. International plc 12/17/25 (137,658)
USD 35,022,131 JPY 5,143,000,000 Deutsche Bank AG 12/17/25 (33,385)
USD 39,313,183 JPY 5,836,000,000 HSBC Bank plc 12/17/25 (465,933)
USD 42,202,419 JPY 6,241,478,829 JPMorgan Chase Bank NA 12/17/25 (340,507)
USD 829,483 JPY 122,273,000 UBS AG 12/17/25 (3,949)
USD 50,000 JPY 7,382,870 Wells Fargo Bank NA 12/17/25 (323)
USD 64,395,871 MXN 1,209,016,959 Goldman Sachs International 12/17/25 (1,079,257)
USD 363,277 MXN 6,780,500 Standard Chartered Bank 12/17/25 (3,926)
USD 61,823,802 MYR 260,000,000 Barclays Bank plc 12/17/25 (94,746)
USD 21,664,131 NZD 37,410,000 Bank of America NA 12/17/25 (90,250)
USD 16,661,546 SEK 156,210,493 JPMorgan Chase Bank NA 12/17/25 (11,742)
USD 3,687,976 SGD 4,730,000 State Street Bank and Trust Co. 12/17/25 (64)
USD 22,000,000 TWD 666,616,293 Citibank NA 12/17/25 (11,399)
USD 25,001,512 ZAR 439,786,372 Goldman Sachs International 12/17/25 (323,061)
USD 13,738,104 TRY 613,976,495 Barclays Bank plc 12/26/25 (20,042)
USD 13,585,989 EGP 681,880,753 Citibank NA 01/05/26 (38,740)
ARS 14,436,408,014 USD 9,707,234 Citibank NA 01/26/26 (1,134,071)
ARS 7,634,406,756 USD 5,127,204 JPMorgan Chase Bank NA 01/26/26 (593,458)
USD 1,087,918,224 EUR 924,208,544 Bank of America NA 03/18/26 (6,956,354)
USD 1,087,848,910 EUR 924,208,545 Deutsche Bank AG 03/18/26 (7,025,669)
USD 1,765,332,401 EUR 1,490,500,000 Societe Generale SA 03/18/26 (406,045)
(58,919,646)
$ 42,207,737
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ................ Up and Out
Morgan Stanley & Co.
International plc 10/16/25 USD 1.19 USD 1.21 EUR 51,034 $ 39,958
EUR Currency ................ One-Touch
Morgan Stanley & Co.
International plc 11/07/25 HUF 388.00 HUF 388.00 EUR 1,114 385,150
EUR Currency ................ Up and Out HSBC Bank plc 11/20/25 USD 1.19 USD 1.22 EUR 62,476 252,350
USD Currency ................ Up and Out Royal Bank of Canada 11/28/25 CAD 1.40 CAD 1.42 USD 66,849 145,062
USD Currency ................ One-Touch Bank of America NA 12/03/25 THB 33.50 THB 33.50 USD 4,352 486,794

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
EUR Currency ................ One-Touch BNP Paribas SA 12/22/25 USD 1.22 USD 1.22 EUR 1,457 $ 283,640
1,592,954
Put
USD Currency ................ Down and Out UBS AG 10/22/25 TWD 30.15 TWD 29.00 USD 17,363 42,567
USD Currency ................ Down and Out UBS AG 10/23/25 JPY 147.00 JPY 144.50 USD 83,308 157,092
USD Currency ................ One-Touch Citibank NA 10/31/25 JPY 137.00 JPY 137.00 USD 7,994 111,970
USD Currency ................ One-Touch Barclays Bank plc 11/03/25 INR 86.00 INR 86.00 USD 4,304 20,479
USD Currency ................ Down and Out Bank of America NA 11/10/25 INR 87.00 INR 85.05 USD 51,919 9,167
USD Currency ................ Down and Out UBS AG 11/13/25 ZAR 17.20 ZAR 16.70 USD 22,138 95,844
USD Currency ................ One-Touch Barclays Bank plc 11/14/25 INR 87.00 INR 87.00 USD 2,214 71,748
USD Currency ................ Down and Out UBS AG 11/19/25 TRY 44.00 TRY 42.50 USD 13,100 104,969
EUR Currency ................ One-Touch Barclays Bank plc 12/22/25 CZK 24.00 CZK 24.00 EUR 3,753 578,142
CNH Currency ............... One-Touch Standard Chartered Bank 02/10/26 INR 11.90 INR 11.90 CNH 12,437 20,539
1,212,517
$ 2,805,471
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 9,998 10/03/25 USD 672.00 USD 666,047 $ 424,915
SPDR S&P 500 ETF Trust ...................... 4,001 10/10/25 USD 667.00 USD 266,539 1,790,448
Alphabet, Inc. .............................. 400 10/17/25 USD 240.00 USD 9,742 349,000
Alphabet, Inc. .............................. 1,400 10/17/25 USD 225.00 USD 34,097 2,838,500
Broadcom, Inc. ............................. 199 10/17/25 USD 390.00 USD 6,565 13,532
Freeport-McMoRan, Inc. ....................... 1,500 10/17/25 USD 48.00 USD 5,883 8,250
iShares China Large-Cap ETF ................... 25,046 10/17/25 USD 42.00 USD 103,039 1,264,823
Paramount Skydance Corp. ..................... 2,871 10/17/25 USD 22.00 USD 5,432 63,162
Sabre Corp. ............................... 1,658 10/17/25 USD 4.00 USD 303 16,580
Sabre Corp. ............................... 2,255 10/17/25 USD 2.50 USD 413 16,913
SPDR S&P Regional Banking ETF ................ 8,778 10/17/25 USD 67.00 USD 55,565 324,786
Warner Bros Discovery, Inc. .................... 1,433 10/17/25 USD 22.00 USD 2,799 40,124
Warner Bros Discovery, Inc. .................... 1,658 10/17/25 USD 17.00 USD 3,238 479,162
Xerox Holdings Corp. ......................... 1,974 10/17/25 USD 5.00 USD 742 19,740
CBOE Volatility Index ......................... 1,842 10/22/25 USD 40.00 USD 2,999 34,998
U.S. Treasury 10-Year Note ..................... 1,270 10/24/25 USD 114.50 USD 127,000 119,063
U.S. Treasury 2-Year Note ..................... 781 10/24/25 USD 104.25 USD 156,200 183,048
Nikkei 225 Index ............................ 162 11/14/25 JPY 46,000.00 JPY 7,279,086 32,863
Alphabet, Inc. .............................. 400 11/21/25 USD 250.00 USD 9,742 433,000
Apple, Inc. ................................ 700 11/21/25 USD 250.00 USD 17,824 908,250
Citigroup, Inc. .............................. 2,000 11/21/25 USD 105.00 USD 20,300 645,000
DR Horton, Inc. ............................. 500 11/21/25 USD 175.00 USD 8,474 372,500
DR Horton, Inc. ............................. 500 11/21/25 USD 185.00 USD 8,474 205,000
EURO STOXX Bank Index ..................... 3,000 11/21/25 EUR 240.00 EUR 35,021 871,732
Informatica, Inc. ............................ 824 11/21/25 USD 35.00 USD 2,047 32,960
Intuit, Inc. ................................. 240 11/21/25 USD 700.00 USD 16,390 598,800
Meta Platforms, Inc. .......................... 259 11/21/25 USD 830.00 USD 19,020 314,685
MongoDB, Inc. ............................. 450 11/21/25 USD 360.00 USD 13,967 256,500
NVIDIA Corp. .............................. 600 11/21/25 USD 185.00 USD 11,195 804,000
Walt Disney Co. (The) ........................ 1,000 11/21/25 USD 120.00 USD 11,450 325,000
3-mo. SOFR ............................... 5,000 12/12/25 USD 96.50 USD 1,250,000 343,750
EURO STOXX 50 Index ....................... 676 12/19/25 EUR 5,400.00 EUR 37,383 1,911,128
EURO STOXX 50 Index ....................... 676 12/19/25 EUR 5,900.00 EUR 37,383 190,875
Uber Technologies, Inc. ....................... 2,486 12/19/25 USD 100.00 USD 24,355 1,640,760
17,873,847
Put
SPDR S&P 500 ETF Trust ...................... 6,001 10/10/25 USD 655.00 USD 399,775 1,302,217
WTI Crude Oil
(a)
............................. 900 10/16/25 USD 62.00 USD 900 954,000

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
American Airlines Group, Inc. .................... 1,845 10/17/25 USD 11.00 USD 2,074 $ 66,420
EURO STOXX 50 Index ....................... 1,118 10/17/25 EUR 5,300.00 EUR 61,825 174,574
EURO STOXX Bank Index ..................... 951 10/17/25 EUR 180.00 EUR 11,102 6,978
EURO STOXX Bank Index ..................... 2,254 10/17/25 EUR 210.00 EUR 26,312 59,542
EURO STOXX Bank Index ..................... 2,800 10/17/25 EUR 205.00 EUR 32,686 49,310
iShares iBoxx $ High Yield Corporate Bond ETF ....... 4,000 10/17/25 USD 80.00 USD 32,476 50,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 38,645 10/17/25 USD 79.00 USD 313,759 347,805
iShares Russell 2000 ETF ...................... 650 10/17/25 USD 235.00 USD 15,727 121,550
iShares Russell 2000 ETF ...................... 1,000 10/17/25 USD 230.00 USD 24,196 96,500
Palantir Technologies, Inc. ...................... 1,010 10/17/25 USD 170.00 USD 18,424 330,775
Rheinmetall AG ............................. 90 10/17/25 EUR 1,600.00 EUR 17,861 19,548
SPDR S&P 500 ETF Trust ...................... 328 10/17/25 USD 645.00 USD 21,851 74,456
SPDR S&P 500 ETF Trust ...................... 329 10/17/25 USD 642.00 USD 21,917 64,978
S&P 500 Index ............................. 254 11/07/25 USD 6,200.00 USD 169,887 627,380
S&P 500 Index ............................. 254 11/07/25 USD 6,500.00 USD 169,887 1,461,770
Alphabet, Inc. .............................. 400 11/21/25 USD 245.00 USD 9,742 521,000
S&P 500 Index ............................. 58 11/21/25 USD 6,500.00 USD 38,793 432,390
6,761,193
$ 24,635,040
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........... Goldman Sachs International — 10/02/25 USD 1.17 EUR 51,946 $ 255,420
EUR Currency ........... Societe Generale SA — 10/02/25 USD 1.18 EUR 33,320 15,973
USD Currency ........... Royal Bank of Canada — 10/02/25 CAD 1.39 USD 150,000 237,691
EUR Currency ........... Bank of America NA — 10/08/25 USD 1.20 EUR 329,149 132,205
USD Currency ........... JPMorgan Chase Bank NA — 10/10/25 HKD 7.50 USD 419,340 15,048,987
USD Currency ........... Morgan Stanley & Co. International plc — 10/15/25 MXN 18.70 USD 13,256 21,474
USD Currency ........... Morgan Stanley & Co. International plc — 10/16/25 MXN 19.00 USD 43,222 31,347
USD Currency ........... UBS AG — 10/16/25 HKD 7.50 USD 424,290 15,168,840
EUR Currency ........... BNP Paribas SA — 10/29/25 USD 1.17 EUR 67,735 817,160
EUR Currency ........... JPMorgan Chase Bank NA — 10/29/25 USD 1.19 EUR 50,801 197,377
USD Currency ........... Barclays Bank plc — 10/29/25 MXN 19.20 USD 53,121 69,214
USD Currency ........... HSBC Bank plc — 10/31/25 CNH 7.15 USD 213,300 240,902
KOSPI 200 Index ......... Bank of America NA 13,956 12/11/25 USD 471.22 USD 6,616 256,618
KOSPI 200 Index ......... BNP Paribas SA 13,849 12/11/25 USD 497.76 USD 6,565 104,848
EUR Currency ........... BNP Paribas SA — 03/09/26 USD 1.19 EUR 32,080 660,542
USD Currency ........... UBS AG — 04/10/26 HKD 7.50 USD 206,946 6,866,818
40,125,416
Put
EUR Currency ........... JPMorgan Chase Bank NA — 10/01/25 USD 1.18 EUR 297,923 639,917
S&P 500 Index .......... Bank of America NA 4,860 10/01/25 USD 6,038.34 USD 32,506 322
EUR Currency ........... BNP Paribas SA — 10/07/25 USD 1.17 EUR 67,121 76,493
USD Currency ........... Deutsche Bank AG — 10/08/25 JPY 142.00 USD 379,789 26,520
USD Currency ........... JPMorgan Chase Bank NA — 10/09/25 JPY 145.00 USD 49,976 48,647
EUR Currency ...........
Credit Agricole Corporate & Investment
Bank SA — 10/10/25 USD 1.18 EUR 44,851 229,098
EUR Currency ........... Natwest Markets plc — 10/16/25 USD 1.16 EUR 62,442 89,261
USD Currency ........... Morgan Stanley & Co. International plc — 10/16/25 SGD 1.27 USD 61,659 23,902
USD Currency ........... Standard Chartered Bank — 10/16/25 TWD 29.70 USD 42,222 27,598
GBP Currency ...........
Credit Agricole Corporate & Investment
Bank SA — 10/21/25 USD 1.34 GBP 74,954 317,657
IFSC NIFTY 50 Index ...... BNP Paribas SA 6,500 10/28/25 USD 24,800.00 USD 159,972 2,070,423
USD Currency ........... Bank of America NA — 10/30/25 IDR 16,500.00 USD 157,917 514,615
EUR Currency ........... Morgan Stanley & Co. International plc — 11/13/25 ZAR 19.50 EUR 104,101 75,831

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
CHF Currency ........... JPMorgan Chase Bank NA — 11/14/25 JPY 161.50 CHF 35,780 $ 406
USD Currency ........... Goldman Sachs International — 11/21/25 TRY 43.00 USD 12,465 133,927
GBP Currency ........... Citibank NA — 12/04/25 JPY 196.00 GBP 40,072 596,260
IFSC NIFTY 50 Index ...... BNP Paribas SA 1,300 12/30/25 USD 23,864.96 USD 31,994 256,271
5,127,148
$ 45,252,564
OTC Structured Options
Description Counterparty Units Expiration Date
Notional
Amount   (000) Value
Asset Swapped Convertible Option Transaction.
Call on LINK Ltd. convertible corporate bond.
Exercise price or rate is 3-mo. HIBOR plus
110.00 HSBC Bank plc 140,000,000 12/12/25 HKD 140,000 $ 319,297
Asset Swapped Convertible Option Transaction. Call
on Obara Group, Inc. convertible corporate
bond. Exercise price or rate is 1.29 (Fixed
Spread) Nomura International plc 720,000,000 03/31/26 JPY 720,000 676,571
Asset Swapped Convertible Option Transaction. Call
on OSG Corp. convertible corporate bond.
Exercise price or rate is 1-day TONAR plus
60.00 Nomura International plc 350,000,000 12/21/27 JPY 350,000 357,162
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 55.00 Nomura International plc 1,170,000,000 03/08/29 JPY 1,170,000 974,827
Asset Swapped Convertible Option Transaction. Call
on INFRONEER Holdings, Inc. convertible
corporate bond. Exercise price or rate is 1.42
(Fixed Spread) Nomura International plc 720,000,000 03/30/29 JPY 720,000 539,721
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 65.00 Nomura International plc 750,000,000 03/07/31 JPY 750,000 820,770
$ 3,688,348
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if Nikkei 225 Index <= 41,991.79
and USDJPY >= 148.71 ................
Morgan Stanley & Co.
International plc 4,500,000 10/10/25 USD 188,963,055 $ 24,143
Payout at expiry if EURO STOXX Banks Index <=
215.22 and EURUSD <= 1.13 ............ Bank of America NA 4,800,000 11/21/25 EUR 1,033,056 74,161
$ 98,304
(a)
Option only pays if both terms are met on the expiration date.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00%
iTraxx Europe Main
Index Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 01/21/26 EUR 60.00 EUR 89,867 $ 266,493
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
iTraxx Europe Main
Index Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 02/18/26 EUR 60.00 EUR 89,867 326,602
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
iTraxx Europe Main
Index Series 44.V1 Quarterly Bank of America NA 03/18/26 EUR 65.00 EUR 492,850 1,680,424
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
iTraxx Europe Main
Index Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 03/18/26 EUR 65.00 EUR 89,867 306,411
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly Royal Bank of Canada 10/15/25 USD 105.50 USD 36,885 9,172
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly Bank of America NA 10/15/25 USD 107.00 USD 36,870 34,244
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 10/15/25 EUR 287.50 EUR 37,321 46,303
$ 2,669,649
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.80% Annual
JPMorgan Chase
Bank NA 10/30/25 3 .80 % USD 203,278 $ 1,393,967
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Annual
Goldman Sachs
International 11/26/25 3 .65 USD 301,335 1,704,715
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.80% Annual
Morgan Stanley & Co.
International plc 01/14/26 3 .80 USD 88,357 1,680,279
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.25% At Termination
Goldman Sachs
International 06/30/26 3 .25 GBP 859,928 751,736
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.75% At Termination
Goldman Sachs
International 06/30/26 3 .75 GBP 859,928 2,526,990
30-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 2.90% Annual Barclays Bank plc 08/17/26 2 .90 EUR 36,662 2,069,591
30-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 2.90% Annual BNP Paribas SA 08/18/26 2 .90 EUR 11,020 622,902
10,750,180
Put
1-Year Interest Rate Swap
(a)
. 3.67% At Termination 1-day SONIA At Termination
JPMorgan Chase
Bank NA 11/20/25 3 .67 GBP 988,510 1,917,392
1-Year Interest Rate Swap
(a)
. 1.75% Annual
3-mo.
EURIBOR Quarterly
Morgan Stanley & Co.
International plc 12/02/25 1 .75 EUR 780,240 2,560,028
1-Year Interest Rate Swap
(a)
. 3.70% At Termination 1-day SOFR At Termination
Morgan Stanley & Co.
International plc 12/09/25 3 .70 USD 797,066 226,357
1-Year Interest Rate Swap
(a)
. 3.75% At Termination 1-day SONIA At Termination
Goldman Sachs
International 12/18/25 3 .75 GBP 824,434 953,552
1-Year Interest Rate Swap
(a)
. 3.80% At Termination 1-day SOFR At Termination
JPMorgan Chase
Bank NA 12/22/25 3 .80 USD 811,740 119,528
1-Year Interest Rate Swap
(a)
. 1.90% Annual
3-mo.
EURIBOR Quarterly Bank of America NA 03/11/26 1 .90 EUR 828,308 1,689,256
1-Year Interest Rate Swap
(a)
. 3.70% At Termination 1-day SOFR At Termination Barclays Bank plc 04/27/26 3 .70 USD 804,008 505,607

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
30-Year Interest Rate Swap
(a)
2.70% Annual
6-mo.
EURIBOR Semi-Annual Barclays Bank plc 06/24/26 2 .70 % EUR 47,400 $ 4,027,379
11,999,099
$ 22,749,279
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Broadcom, Inc. .............................. 398 10/17/25 USD 410.00 USD 13,130 $ (12,338)
EchoStar Corp. .............................. 1,201 10/17/25 USD 80.00 USD 9,171 (279,232)
iShares China Large-Cap ETF .................... 25,046 10/17/25 USD 45.00 USD 103,039 (187,845)
Warner Bros Discovery, Inc. ..................... 1,433 10/17/25 USD 25.00 USD 2,799 (6,448)
Warner Bros Discovery, Inc. ..................... 1,658 10/17/25 USD 20.00 USD 3,238 (140,930)
U.S. Treasury 10-Year Note ...................... 1,270 10/24/25 USD 115.50 USD 127,000 (59,531)
U.S. Treasury 2-Year Note ...................... 998 10/24/25 USD 104.50 USD 199,600 (93,562)
Nikkei 225 Index ............................. 243 11/14/25 JPY 48,000.00 JPY 10,918,629 (468,303)
Alphabet, Inc. ............................... 400 11/21/25 USD 280.00 USD 9,742 (122,000)
Meta Platforms, Inc. ........................... 518 11/21/25 USD 900.00 USD 38,041 (221,445)
NVIDIA Corp. ............................... 600 11/21/25 USD 200.00 USD 11,195 (417,000)
NVIDIA Corp. ............................... 600 11/21/25 USD 210.00 USD 11,195 (255,000)
3-mo. SOFR ................................ 5,000 12/12/25 USD 96.75 USD 1,250,000 (156,250)
EURO STOXX 50 Index ........................ 1,352 12/19/25 EUR 5,650.00 EUR 74,765 (1,498,426)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 18,460 12/19/25 USD 81.00 USD 149,877 (1,273,740)
Uber Technologies, Inc. ........................ 4,972 12/19/25 USD 110.00 USD 48,711 (1,591,040)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 52,896 01/16/26 USD 82.00 USD 429,463 (952,129)
(7,735,219)
Put
SPDR S&P 500 ETF Trust ....................... 8,999 10/10/25 USD 645.00 USD 599,495 (1,007,888)
WTI Crude Oil
(a)
.............................. 900 10/16/25 USD 56.00 USD 900 (117,000)
EURO STOXX 50 Index ........................ 1,118 10/17/25 EUR 5,150.00 EUR 61,825 (82,693)
EURO STOXX Bank Index ...................... 2,800 10/17/25 EUR 195.00 EUR 32,686 (28,764)
Freeport-McMoRan, Inc. ........................ 1,500 10/17/25 USD 40.00 USD 5,883 (306,750)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 34,895 10/17/25 USD 76.00 USD 283,313 (174,475)
iShares Russell 2000 ETF ....................... 650 10/17/25 USD 210.00 USD 15,727 (10,725)
iShares Russell 2000 ETF ....................... 1,000 10/17/25 USD 200.00 USD 24,196 (12,000)
Palantir Technologies, Inc. ....................... 1,010 10/17/25 USD 160.00 USD 18,424 (156,550)
Rheinmetall AG .............................. 90 10/17/25 EUR 1,400.00 EUR 17,861 (112,004)
SPDR S&P 500 ETF Trust ....................... 657 10/17/25 USD 600.00 USD 43,768 (31,207)
SPDR S&P Regional Banking ETF ................. 8,778 10/17/25 USD 59.00 USD 55,565 (272,118)
U.S. Treasury 10-Year Note ...................... 1,500 10/24/25 USD 111.00 USD 150,000 (164,062)
U.S. Treasury 30-Year Bond ..................... 169 10/24/25 USD 108.00 USD 16,900 (5,281)
U.S. Treasury 5-Year Note ...................... 1,168 10/24/25 USD 108.75 USD 116,800 (209,876)
S&P 500 Index .............................. 254 11/07/25 USD 6,300.00 USD 169,887 (820,420)
S&P 500 Index .............................. 254 11/07/25 USD 6,400.00 USD 169,887 (1,087,120)
Alphabet, Inc. ............................... 400 11/21/25 USD 210.00 USD 9,742 (103,400)
Apple, Inc. ................................. 700 11/21/25 USD 230.00 USD 17,824 (154,350)
Citigroup, Inc. ............................... 2,000 11/21/25 USD 90.00 USD 20,300 (242,000)
DR Horton, Inc. .............................. 500 11/21/25 USD 145.00 USD 8,474 (92,500)
DR Horton, Inc. .............................. 500 11/21/25 USD 155.00 USD 8,474 (190,000)
EURO STOXX Bank Index ...................... 1,500 11/21/25 EUR 205.00 EUR 17,510 (138,685)
Intuit, Inc. .................................. 240 11/21/25 USD 630.00 USD 16,390 (280,800)
MongoDB, Inc. .............................. 450 11/21/25 USD 260.00 USD 13,967 (174,375)
NVIDIA Corp. ............................... 451 11/21/25 USD 160.00 USD 8,415 (138,682)
S&P 500 Index .............................. 58 11/21/25 USD 6,100.00 USD 38,793 (168,490)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Walt Disney Co. (The) ......................... 1,000 11/21/25 USD 100.00 USD 11,450 $ (101,500)
(6,383,715)
$ (14,118,934)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency .............. HSBC Bank plc — 10/02/25 USD 1.18 EUR 33,320 $ (15,973)
USD Currency .............. Bank of America NA — 10/02/25 CAD 1.39 USD 150,000 (237,691)
USD Currency .............. Deutsche Bank AG — 10/08/25 JPY 151.00 USD 379,789 (211,140)
USD Currency .............. JPMorgan Chase Bank NA — 10/09/25 JPY 148.50 USD 29,153 (107,336)
USD Currency .............. JPMorgan Chase Bank NA — 10/10/25 HKD 7.75 USD 419,340 (1,611,004)
USD Currency .............. Morgan Stanley & Co. International plc — 10/15/25 MXN 19.00 USD 19,884 (12,165)
USD Currency .............. Standard Chartered Bank — 10/16/25 TWD 30.50 USD 42,222 (184,517)
USD Currency .............. UBS AG — 10/16/25 HKD 7.75 USD 424,290 (1,594,618)
EUR Currency .............. BNP Paribas SA — 10/29/25 USD 1.19 EUR 101,601 (394,754)
USD Currency .............. Goldman Sachs International — 11/21/25 TRY 45.00 USD 6,233 (74,442)
KOSPI 200 Index ............ Bank of America NA 13,956 12/11/25 USD 515.26 USD 6,616 (53,096)
KOSPI 200 Index ............ BNP Paribas SA 13,849 12/11/25 USD 535.00 USD 6,565 (23,355)
EUR Currency .............. BNP Paribas SA — 03/09/26 USD 1.23 EUR 32,080 (232,452)
USD Currency .............. UBS AG — 04/10/26 HKD 7.75 USD 206,946 (615,756)
(5,368,299)
Put
EUR Currency .............. JPMorgan Chase Bank NA — 10/01/25 USD 1.17 EUR 297,923 (4,975)
S&P 500 Index ............. Bank of America NA 4,860 10/01/25 USD 5,660.94 USD 32,506 (52)
USD Currency .............. HSBC Bank plc — 10/01/25 JPY 146.50 USD 99,903 (6,586)
EUR Currency .............. HSBC Bank plc — 10/02/25 USD 1.18 EUR 33,320 (209,551)
EUR Currency .............. Bank of America NA — 10/08/25 USD 1.14 EUR 329,149 (13,403)
USD Currency .............. JPMorgan Chase Bank NA — 10/09/25 JPY 142.00 USD 99,953 (10,280)
EUR Currency .............. Morgan Stanley & Co. International plc — 10/16/25 USD 1.16 EUR 62,442 (89,261)
GBP Currency ..............
Credit Agricole Corporate &
Investment Bank SA — 10/21/25 USD 1.32 GBP 116,594 (121,655)
IFSC NIFTY 50 Index ......... BNP Paribas SA 6,500 10/28/25 USD 24,400.00 USD 159,972 (1,030,145)
USD Currency .............. Bank of America NA — 10/30/25 IDR 16,200.00 USD 315,833 (208,870)
USD Currency .............. Citibank NA — 10/31/25 JPY 137.00 USD 159,857 (47,155)
CHF Currency .............. JPMorgan Chase Bank NA — 11/14/25 JPY 157.00 CHF 35,780 (139)
GBP Currency .............. Citibank NA — 12/04/25 JPY 192.00 GBP 60,108 (446,042)
USD Currency .............. Bank of America NA — 12/12/25 IDR 16,000.00 USD 127,413 (172,006)
USD Currency .............. Citibank NA — 12/12/25 BRL 5.25 USD 127,413 (881,138)
USD Currency .............. HSBC Bank plc — 12/12/25 ZAR 16.80 USD 125,925 (636,308)
USD Currency .............. Citibank NA — 12/15/25 MXN 18.00 USD 127,413 (726,745)
IFSC NIFTY 50 Index ......... BNP Paribas SA 1,300 12/30/25 USD 21,404.66 USD 31,994 (41,199)
iShares Bitcoin Trust ETF
(a)
..... Goldman Sachs International 10,417 01/16/26 USD 48.00 USD 677 (549,975)
(5,195,485)
$ (10,563,784)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 1 .00%
iTraxx Europe Main
Index Series 44.V1 Quarterly Bank of America NA 03/18/26 A- EUR 52.50 EUR 492,850 $ (588,923)
Put
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 44.V1 1 .00 % Quarterly
Morgan Stanley & Co.
International plc 01/21/26 A- EUR 70.00 EUR 89,867 (154,820)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 44.V1 1 .00 Quarterly
Morgan Stanley & Co.
International plc 02/18/26 A- EUR 70.00 EUR 89,867 (203,650)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 44.V1 1 .00 Quarterly
Morgan Stanley & Co.
International plc 03/18/26 A- EUR 75.00 EUR 89,867 (209,031)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 44.V1 1 .00 Quarterly Bank of America NA 03/18/26 A- EUR 80.00 EUR 492,850 (971,784)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 Quarterly Royal Bank of Canada 10/15/25 NR USD 100.00 USD 36,885 (1,026)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 Quarterly Bank of America NA 10/15/25 NR USD 104.50 USD 36,870 (5,062)
(1,545,373)
$ (2,134,296)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.70% Annual 6-mo. PRIBOR Semi-Annual
JPMorgan Chase
Bank NA 10/27/25 3 .70 % CZK 913,280 $ (9,580)
5-Year Interest Rate Swap
(a)
. 3.70% Annual 6-mo. PRIBOR Semi-Annual
Morgan Stanley & Co.
International plc 10/27/25 3 .70 CZK 608,854 (6,386)
30-Year Interest Rate Swap
(a)
3.50% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/25 3 .50 USD 203,278 (138,425)
5-Year Interest Rate Swap
(a)
. 3.10% Annual 1-day SOFR Annual
Goldman Sachs
International 11/14/25 3 .10 USD 510,935 (698,428)
5-Year Interest Rate Swap
(a)
. 3.10% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 11/18/25 3 .10 USD 648,875 (989,923)
5-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 11/20/25 3 .05 USD 641,891 (811,144)
5-Year Interest Rate Swap
(a)
. 3.07% Annual 1-day SOFR Annual
Goldman Sachs
International 11/21/25 3 .07 USD 652,640 (932,783)
30-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual
Goldman Sachs
International 11/26/25 3 .15 USD 301,335 (119,454)
2-Year Interest Rate Swap
(a)
. 2.75% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/09/25 2 .75 USD 100,384 (36,011)
2-Year Interest Rate Swap
(a)
. 2.85% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/22/25 2 .85 USD 2,980,752 (1,993,105)
10-Year Interest Rate Swap
(a)
3.30% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/30/25 3 .30 USD 250,581 (941,186)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 01/14/26 3 .25 % USD 44,178 $ (100,592)
30-Year Interest Rate Swap
(a)
3.50% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 01/14/26 3 .50 USD 88,357 (547,908)
1-Year Interest Rate Swap
(a)
. 3.50% At Termination 1-day SONIA At Termination
Goldman Sachs
International 06/30/26 3 .50 GBP 1,719,856 (2,775,642)
30-Year Interest Rate Swap
(a)
2.40% Annual 6-mo. EURIBOR Semi-Annual Barclays Bank plc 08/17/26 2 .40 EUR 36,662 (663,757)
30-Year Interest Rate Swap
(a)
2.70% Annual 6-mo. EURIBOR Semi-Annual Barclays Bank plc 08/17/26 2 .70 EUR 36,662 (1,348,322)
30-Year Interest Rate Swap
(a)
2.40% Annual 6-mo. EURIBOR Semi-Annual BNP Paribas SA 08/18/26 2 .40 EUR 11,020 (200,108)
30-Year Interest Rate Swap
(a)
2.70% Annual 6-mo. EURIBOR Semi-Annual BNP Paribas SA 08/18/26 2 .70 EUR 11,020 (406,079)
(12,718,833)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual Barclays Bank plc 10/15/25 3 .90 USD 110,410 (146)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.77% At Termination
JPMorgan Chase
Bank NA 11/20/25 3 .77 GBP 988,510 (956,062)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.85% At Termination
JPMorgan Chase
Bank NA 11/20/25 3 .85 GBP 988,510 (420,136)
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 1.90% Annual
Morgan Stanley & Co.
International plc 12/02/25 1 .90 EUR 780,240 (1,289,721)
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 2.00% Annual
Morgan Stanley & Co.
International plc 12/02/25 2 .00 EUR 780,240 (573,213)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.90% At Termination
Morgan Stanley & Co.
International plc 12/09/25 3 .90 USD 797,066 (37,902)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.10% At Termination
Morgan Stanley & Co.
International plc 12/09/25 4 .10 USD 797,066 (5,100)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.55% Annual
Goldman Sachs
International 12/12/25 3 .55 USD 694,651 (2,152,460)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.45% Annual
JPMorgan Chase
Bank NA 12/17/25 3 .45 USD 150,891 (214,872)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.85% At Termination
Goldman Sachs
International 12/18/25 3 .85 GBP 1,648,869 (868,840)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.90% At Termination
JPMorgan Chase
Bank NA 12/22/25 3 .90 USD 811,740 (51,802)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.20% At Termination
JPMorgan Chase
Bank NA 12/22/25 4 .20 USD 811,740 (3,698)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.55% Annual Deutsche Bank AG 12/26/25 3 .55 USD 289,133 (262,889)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 12/30/25 4 .00 USD 250,581 (894,319)
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 2.00% Annual Bank of America NA 03/11/26 2 .00 EUR 828,308 (1,034,326)
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 2.07% Annual Bank of America NA 03/11/26 2 .07 EUR 828,308 (679,261)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.90% At Termination Barclays Bank plc 04/27/26 3 .90 USD 804,008 (256,011)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.15% At Termination Barclays Bank plc 04/27/26 4 .15 USD 804,008 (106,504)
30-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 2.90% Annual Barclays Bank plc 06/24/26 2 .90 EUR 47,400 (2,744,241)
30-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.10% Annual Barclays Bank plc 06/24/26 3 .10 EUR 47,400 (1,794,853)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 1,998,676 (5,556,319)
(19,902,675)
$ (32,621,508)
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 39.V4 ..................... 5 .00 % Quarterly 12/20/27 USD 43,862 $ (2,918,373) $ — $ (2,918,373)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 58,347 (958,967) — (958,967)
iTraxx Asia ex-Japan Investment Grade Index
Series 43.V1 ..................... 1 .00 Quarterly 06/20/30 USD 42,000 (729,267) (125,809) (603,458)
Kingdom of Saudi Arabia ............... 1 .00 Quarterly 06/20/30 USD 22,000 (354,730) (262,717) (92,013)
Markit CDX North American High Yield Index
Series 44.V1 ..................... 5 .00 Quarterly 06/20/30 USD 152,958 (12,407,952) (12,115,502) (292,450)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 340,697 (7,844,650) (7,702,685) (141,965)
People's Republic of China ............. 1 .00 Quarterly 06/20/30 USD 38,332 (1,090,633) (407,588) (683,045)
Federative Republic of Brazil ............ 1 .00 Quarterly 12/20/30 USD 84,279 1,393,537 1,967,489 (573,952)
iTraxx Asia ex-Japan Investment Grade Index
Series 44.V1 ..................... 1 .00 Quarterly 12/20/30 USD 1,490 (24,780) (23,527) (1,253)
iTraxx Europe Crossover Index Series 44.V1 . 5 .00 Quarterly 12/20/30 EUR 99,072 (12,520,706) (12,079,209) (441,497)
iTraxx Europe Main Index Series 44.V1 ..... 1 .00 Quarterly 12/20/30 EUR 808,197 (20,634,868) (20,282,970) (351,898)
iTraxx Europe Senior Financials Index Series
44.V1 ......................... 1 .00 Quarterly 12/20/30 EUR 123,968 (2,860,619) (2,890,384) 29,765
Kingdom of Saudi Arabia ............... 1 .00 Quarterly 12/20/30 USD 1,733 (26,673) (24,215) (2,458)
Markit CDX North American Emerging Markets
Index Series 44.V1 ................ 1 .00 Quarterly 12/20/30 USD 3,422 74,128 74,607 (479)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1 .00 Quarterly 12/20/30 USD 1,974,055 (45,389,217) (44,991,982) (397,235)
Republic of Colombia ................. 1 .00 Quarterly 12/20/30 USD 9,489 398,658 428,031 (29,373)
Republic of Korea ................... 1 .00 Quarterly 12/20/30 USD 3,154 (114,524) (120,998) 6,474
Republic of Turkiye (The) .............. 1 .00 Quarterly 12/20/30 USD 2,345 162,955 197,220 (34,265)
United Mexican States ................ 1 .00 Quarterly 12/20/30 USD 43,455 (185,665) 108,925 (294,590)
$ (106,032,346) $ (98,251,314) $ (7,781,032)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 % Quarterly 12/20/28 BB- USD 67,169 $ 5,344,948 $ — $ 5,344,948
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly 12/20/29 BB- EUR 163,449 19,681,180 11,141,926 8,539,254
Ford Motor Co. ....... 5 .00 Quarterly 06/20/30 BBB- USD 21,616 3,180,121 2,547,408 632,713
iTraxx Europe Crossover
Index Series 43.V2 .. 5 .00 Quarterly 06/20/30 BB- EUR 2,786 356,378 348,264 8,114
Markit CDX North American
High Yield Index Series
45.V1 ........... 5 .00 Quarterly 12/20/30 B+ USD 247,000 19,144,798 19,052,531 92,267
Republic of Chile ...... 1 .00 Quarterly 12/20/30 A USD 1,849 43,577 43,154 423
$ 47,751,002 $ 33,133,283 $ 14,617,719
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.19% Annual 1-day SOFR Annual N/A 09/28/25 USD 292,000 $ 954,885 $ — $ 954,885
1-day SOFR Annual 4.25% Annual N/A 10/17/25 USD 1,489,926 (3,452,029) — (3,452,029)
1-day SOFR Annual 4.05% Annual N/A 10/18/25 USD 765,005 (3,315,832) — (3,315,832)
1-day SOFR Annual 4.25% Annual N/A 10/19/25 USD 685,759 (1,531,584) — (1,531,584)
0.53% At Termination 1-day TONAR At Termination N/A 10/30/25 JPY 290,100,000 (77,647) — (77,647)
4.51% Annual 1-day SOFR Annual N/A 11/07/25 USD 800,000 (595,816) — (595,816)
4.45% Annual 1-day SOFR Annual N/A 11/08/25 USD 400,000 (82,441) — (82,441)
1-day SOFR Annual 3.88% Annual N/A 12/12/25 USD 265,000 (1,280,386) — (1,280,386)
1-day SOFR Annual 3.75% Annual N/A 12/15/25 USD 251,214 (1,509,639) — (1,509,639)
1-day SOFR Annual 3.93% Annual N/A 12/15/25 USD 270,000 (1,135,630) — (1,135,630)
1-day SOFR Annual 3.78% Annual N/A 12/19/25 USD 589,000 (3,359,046) — (3,359,046)
1-day SOFR Annual 3.81% Annual N/A 12/19/25 USD 613,023 (3,298,745) — (3,298,745)
0.59% At Termination 1-day TONAR At Termination 10/31/25
(a)
12/19/25 JPY 225,153,000 110,770 — 110,770
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 200,829 (1,423,243) — (1,423,243)
14.89% At Termination
1-day
BZDIOVER At Termination N/A 01/02/26 BRL 36,720 244 — 244
7.84% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 168,652 (12,450) — (12,450)
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 1,071,860 (343,156) — (343,156)
1-day SOFR Annual 3.70% Annual N/A 01/20/26 USD 472,000 (2,799,407) — (2,799,407)
4.33% Annual 1-day SOFR Annual N/A 02/22/26 USD 511,600 (521,153) — (521,153)
1-day MXIBTIIE Monthly 7.79% Monthly N/A 02/25/26 MXN 306,164 35,801 — 35,801
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 3,250,623 933,690 — 933,690
4.47% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,000 (702,240) — (702,240)
4.46% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,500 (666,105) — (666,105)
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 55,971,540 1,009,865 — 1,009,865
0.29% Annual 1-day TONAR Annual N/A 03/11/26 JPY 56,730,000 1,023,451 — 1,023,451
3.72% Annual 1-day SOFR Annual N/A 03/17/26 USD 270,000 1,247,522 — 1,247,522
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 458,463 (136,881) — (136,881)
4.75% Annual 1-day SOFR Annual N/A 03/31/26 USD 831,684 (4,984,774) — (4,984,774)
4.75% Annual 1-day SOFR Annual N/A 03/31/26 USD 831,684 (4,924,154) — (4,924,154)
4.87% Annual 1-day SOFR Annual N/A 03/31/26 USD 1,049,201 (7,512,073) — (7,512,073)
4.73% Annual 1-day SOFR Annual N/A 03/31/26 USD 415,842 (2,403,525) — (2,403,525)
1-day SOFR Annual 4.40% Annual N/A 04/08/26 USD 856,095 2,289,135 — 2,289,135
1-day SOFR Annual 4.45% Annual N/A 04/09/26 USD 313,413 1,001,093 — 1,001,093
1-day SOFR Annual 4.05% Annual N/A 04/18/26 USD 496,227 (272,933) — (272,933)
1-day SOFR Annual 4.30% Annual N/A 04/24/26 USD 597,999 1,222,364 — 1,222,364
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 1,847,147 (937,941) — (937,941)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 496,014 2,162,978 — 2,162,978
1-day MXIBTIIE Monthly 7.73% Monthly N/A 05/11/26 MXN 746,938 139,718 — 139,718
1-day MXIBTIIE Monthly 7.73% Monthly N/A 05/11/26 MXN 163,750 30,905 — 30,905
3.15% Annual 1-day SOFR Annual N/A 05/27/26 USD 533,651 4,562,968 117,725 4,445,243
7.97% Quarterly 3-mo. JIBAR Quarterly N/A 06/06/26 ZAR 815,915 (362,661) — (362,661)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 06/19/26 MXN 2,596,531 (610,900) — (610,900)
1-day MXIBTIIE Monthly 7.69% Monthly N/A 06/26/26 MXN 70,215 16,010 — 16,010
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 224,700 1,075,960 — 1,075,960
1-day MXIBTIIE Monthly 7.49% Monthly N/A 08/04/26 MXN 70,275 12,211 — 12,211
0.40% Annual 1-day TONAR Annual N/A 08/14/26 JPY 28,618,000 610,054 — 610,054
0.41% Annual 1-day TONAR Annual N/A 08/14/26 JPY 35,725,000 735,156 — 735,156
1-day MXIBTIIE Monthly 7.31% Monthly N/A 08/26/26 MXN 140,412 16,198 — 16,198
6.86% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 269,159 (2,464) — (2,464)
7.03% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 537,596 (55,830) — (55,830)
6.81% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 537,791 9,456 — 9,456
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 268,932 (14,831) 7,433 (22,264)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,078,435 (60,334) — (60,334)
4.43% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 23,751 (7,372) — (7,372)
4.19% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 47,496 15,349 — 15,349
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 95,245 25,751 — 25,751
4.22% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 23,771 5,486 — 5,486
4.46% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 47,479 (18,810) — (18,810)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 121,330 (294,053) — (294,053)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.16% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 225,509 $ (500,175) $ — $ (500,175)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 248,346 (9,296) — (9,296)
1-day SOFR At Termination 4.17% At Termination 10/23/25
(a)
10/23/26 USD 397,482 2,283,651 — 2,283,651
1-day SOFR At Termination 4.21% At Termination 10/27/25
(a)
10/27/26 USD 794,377 4,978,059 — 4,978,059
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 800,722 (311,979) — (311,979)
0.61% At Termination 1-day TONAR At Termination 11/04/25
(a)
11/04/26 JPY 8,583,000 128,474 — 128,474
1-day MXIBTIIE Monthly 7.62% Monthly N/A 11/18/26 MXN 71,085 25,381 — 25,381
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 324,250 437,545 — 437,545
1-day
BZDIOVER At Termination 13.91% At Termination N/A 01/04/27 BRL 9,636 (4,507) — (4,507)
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 795,890 3,289,499 — 3,289,499
1-day SOFR Annual 4.03% Annual N/A 03/07/27 USD 464,406 2,404,537 — 2,404,537
1-day SOFR Annual 3.47% Annual N/A 03/10/27 USD 200,466 (1,144,223) — (1,144,223)
2.12% At Termination 1-day ESTR At Termination 03/10/26
(a)
03/10/27 EUR 73,331 (206,419) 54,012 (260,431)
6-mo. BUBOR Semi-Annual 6.04% Annual N/A 03/19/27 HUF 708,425 (7,852) — (7,852)
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 16,095,693 1,677,541 — 1,677,541
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 289,687 (114,503) — (114,503)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 193,483 (2,085,183) — (2,085,183)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 322,472 (3,497,444) — (3,497,444)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 3,911,496 578,191 — 578,191
3.88% Annual 1-day SOFR Annual N/A 03/20/27 USD 22,337 (61,610) 1,977 (63,587)
3.83% Annual 1-day SOFR Annual N/A 03/25/27 USD 24,555 (43,573) 889 (44,462)
3.71% Annual 1-day SOFR Annual N/A 04/02/27 USD 24,548 6,475 140 6,335
0.65% At Termination 1-day TONAR At Termination 04/20/26
(a)
04/20/27 JPY 81,579,000 1,961,768 — 1,961,768
3.34% Annual 1-day SOFR Annual N/A 04/30/27 USD 29,033 180,019 — 180,019
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 590,948 5,509,853 — 5,509,853
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 590,948 6,083,237 — 6,083,237
0.85% At Termination 1-day TONAR At Termination 06/02/26
(a)
06/02/27 JPY 30,891,000 395,395 — 395,395
3-mo. PRIBOR Quarterly 3.62% At Termination 09/16/26
(a)
09/16/27 CZK 72,444 (5,518) — (5,518)
0.95% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/27 THB 3,554,220 (12,562) — (12,562)
0.93% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/27 THB 3,550,670 13,896 — 13,896
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 8,702,172 (272,295) — (272,295)
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 19,770,331 (531,220) — (531,220)
6-mo. BUBOR Semi-Annual 6.02% Annual N/A 09/17/27 HUF 3,629,579 (44,373) — (44,373)
6-mo. BUBOR Semi-Annual 6.10% Annual N/A 09/17/27 HUF 2,170,087 (16,937) — (16,937)
6-mo. BUBOR Semi-Annual 6.11% Annual N/A 09/17/27 HUF 4,339,577 (32,669) — (32,669)
6-mo. BUBOR Semi-Annual 6.20% Annual N/A 09/17/27 HUF 2,171,914 (4,949) — (4,949)
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 227,407 (67,782) — (67,782)
6.79% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 56,757 (4,530) — (4,530)
6.72% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 113,403 (264) — (264)
7.02% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 113,361 (36,970) — (36,970)
6.93% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 56,709 (13,212) 1,986 (15,198)
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 128,609 80,616 — 80,616
3.99% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 64,134 33,563 — 33,563
4.27% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 64,111 (59,347) — (59,347)
4.03% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 32,099 10,154 — 10,154
4.18% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 32,072 (14,751) — (14,751)
1-day SOFR Annual 3.98% Annual N/A 10/06/27 USD 482,431 2,960,387 — 2,960,387
1-day SOFR Annual 3.30% Annual 10/23/25
(a)
10/23/27 USD 143,045 (175,962) — (175,962)
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 206,848 3,329,034 — 3,329,034
1-day SOFR Annual 3.92% Annual 11/03/25
(a)
11/03/27 USD 98,149 1,081,604 — 1,081,604
1-day SOFR Annual 3.95% Annual 11/03/25
(a)
11/03/27 USD 98,149 1,138,118 — 1,138,118
1-day SOFR Annual 3.99% Annual 11/03/25
(a)
11/03/27 USD 196,299 2,408,100 — 2,408,100
1-day SOFR Annual 4.07% Annual 11/03/25
(a)
11/03/27 USD 400,330 5,565,693 — 5,565,693
1-day SOFR Annual 3.86% Annual 11/10/25
(a)
11/10/27 USD 405,709 4,084,256 — 4,084,256
1-day SOFR Annual 3.91% Annual 11/10/25
(a)
11/10/27 USD 410,897 4,472,967 — 4,472,967
1-week
CNREPOFIX_
CFXS Quarterly 1.57% Quarterly 12/17/25
(a)
12/17/27 CNY 88,900 (341) — (341)
5.44% Semi-Annual 1-day MIBOR Semi-Annual 12/17/25
(a)
12/17/27 INR 2,890,000 15,700 — 15,700

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.15% Annual 1-day SOFR Annual 12/17/25
(a)
12/17/27 USD 32,831 $ 95,179 $ — $ 95,179
1.17% Semi-Annual 1-day SORA Semi-Annual 12/17/25
(a)
12/17/27 SGD 42,096 92,538 — 92,538
0.95% Quarterly 1-day THOR Quarterly 12/17/25
(a)
12/17/27 THB 519,768 9,802 — 9,802
0.93% Annual 1-day TONAR Annual 12/17/25
(a)
12/17/27 JPY 2,414,512 31,277 — 31,277
2.77% Quarterly 3-mo. HIBOR Quarterly 12/17/25
(a)
12/17/27 HKD 127,000 48,497 — 48,497
1-day
BZDIOVER At Termination 13.29% At Termination N/A 01/03/28 BRL 5,520 (1,643) — (1,643)
1-day SOFR Annual 3.48% Annual 01/23/26
(a)
01/23/28 USD 540,713 2,201,559 — 2,201,559
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 494,279 6,881,323 — 6,881,323
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 494,279 (1,701,534) — (1,701,534)
1-day SOFR Annual 3.87% Annual 02/05/26
(a)
02/05/28 USD 500,675 5,851,056 — 5,851,056
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 500,675 (117,788) — (117,788)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 347,008 (2,223,814) — (2,223,814)
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 03/19/28 CNY 365,040 530 — 530
1.12% At Termination 1-day TONAR At Termination 04/05/27
(a)
04/05/28 JPY 31,264,500 225,425 — 225,425
1.09% At Termination 1-day TONAR At Termination 04/05/27
(a)
04/05/28 JPY 31,264,500 286,903 — 286,903
4.64% Annual 1-day SONIA Annual N/A 05/26/28 GBP 24,450 (768,499) — (768,499)
1-day MIBOR At Termination 5.80% At Termination 06/16/27
(a)
06/16/28 INR 10,887,698 39,516 — 39,516
1-day MIBOR At Termination 5.84% At Termination 06/16/27
(a)
06/16/28 INR 10,887,698 75,781 — 75,781
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 124,190 4,975,624 — 4,975,624
1-day ESTR At Termination 2.00% At Termination 06/22/27
(a)
06/22/28 EUR 76,140 (102,998) (23,708) (79,290)
1-day ESTR At Termination 2.00% At Termination 06/28/27
(a)
06/28/28 EUR 152,340 (202,553) (35,629) (166,924)
1-day ESTR At Termination 2.06% At Termination 07/02/27
(a)
07/02/28 EUR 376,240 (248,507) 80,550 (329,057)
1-day ESTR At Termination 2.06% At Termination 07/12/27
(a)
07/12/28 EUR 376,240 (271,717) (89,447) (182,270)
0.81% Annual 1-day TONAR Annual 08/04/26
(a)
08/04/28 JPY 8,586,000 424,001 — 424,001
1-day ESTR At Termination 2.12% At Termination 08/06/27
(a)
08/06/28 EUR 117,990 (30,562) 52,474 (83,036)
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 588,764 1,889,387 — 1,889,387
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 782,949 (20,433,227) — (20,433,227)
4.26% Annual 1-day SOFR Annual N/A 08/31/28 USD 981,388 (24,848,184) — (24,848,184)
4.25% Annual 1-day SOFR Annual N/A 08/31/28 USD 195,737 (4,865,459) — (4,865,459)
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 495,162 (12,899,292) — (12,899,292)
3-mo. CD_KSDA Quarterly 2.53% Quarterly 09/15/27
(a)
09/15/28 KRW 130,520,290 (70,030) — (70,030)
1.03% At Termination 1-day TONAR At Termination 09/15/27
(a)
09/15/28 JPY 16,979,000 287,423 — 287,423
3-mo. CD_KSDA Quarterly 2.36% Quarterly N/A 09/17/28 KRW 29,644,373 (102,915) — (102,915)
3-mo. CD_KSDA Quarterly 2.37% Quarterly N/A 09/17/28 KRW 14,822,408 (49,308) — (49,308)
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 100,011,622 (262,222) — (262,222)
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 59,924,924 (161,465) — (161,465)
3-mo. CD_KSDA Quarterly 2.41% Quarterly N/A 09/17/28 KRW 99,812,787 (247,220) — (247,220)
3-mo. CD_KSDA Quarterly 2.41% Quarterly N/A 09/17/28 KRW 6,568,702 (16,678) — (16,678)
3-mo. CD_KSDA Quarterly 2.42% Quarterly 09/17/27
(a)
09/17/28 KRW 63,520,610 (80,911) — (80,911)
3-mo. CD_KSDA Quarterly 2.44% Quarterly N/A 09/17/28 KRW 13,139,461 (23,558) — (23,558)
3-mo. CD_KSDA Quarterly 2.45% Quarterly 09/17/27
(a)
09/17/28 KRW 63,520,610 (70,144) — (70,144)
3-mo. CD_KSDA Quarterly 2.48% Quarterly 09/17/27
(a)
09/17/28 KRW 310,992,925 (265,401) — (265,401)
3-mo. CD_KSDA Quarterly 2.50% Quarterly 09/17/27
(a)
09/17/28 KRW 292,703,097 (214,069) — (214,069)
3-mo. CD_KSDA Quarterly 2.51% Quarterly 09/17/27
(a)
09/17/28 KRW 327,430,583 (212,826) — (212,826)
3-mo. CD_KSDA Quarterly 2.53% Quarterly 09/17/27
(a)
09/17/28 KRW 310,992,925 (168,403) — (168,403)
3-mo. CD_KSDA Quarterly 2.61% Quarterly 09/17/27
(a)
09/17/28 KRW 142,096,920 (350) — (350)
1-day MIBOR Semi-Annual 5.54% Semi-Annual N/A 09/17/28 INR 7,313,871 (5,627) — (5,627)
1-day MIBOR Semi-Annual 5.58% Semi-Annual N/A 09/17/28 INR 1,114,919 12,167 — 12,167
3.16% Annual 1-day SOFR Annual N/A 09/19/28 USD 17,900 96,974 — 96,974
1-day SOFR Annual 4.40% Annual N/A 10/31/28 USD 250,232 7,551,529 — 7,551,529
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 121,376 1,190,480 — 1,190,480
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 120,683 1,201,834 — 1,201,834
1-day SOFR Annual 3.25% Annual 12/15/26
(a)
12/15/28 USD 419,055 374,533 — 374,533
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 533,648 (460,706) — (460,706)
1-day
BZDIOVER At Termination 13.08% At Termination N/A 01/02/29 BRL 31,560 (15,753) — (15,753)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.11% At Termination N/A 01/02/29 BRL 37,843 $ (22,566) $ — $ (22,566)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 189,659 (53,976) — (53,976)
1-day
BZDIOVER At Termination 13.24% At Termination N/A 01/02/29 BRL 31,080 7,297 — 7,297
1-day
BZDIOVER At Termination 13.32% At Termination N/A 01/02/29 BRL 31,400 18,742 — 18,742
2.92% Annual 1-day SOFR Annual N/A 02/16/29 USD 180,919 4,117,415 300,017 3,817,398
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 300,382 13,964,545 — 13,964,545
0.50% Annual 1-day TONAR Annual N/A 03/05/29 JPY 27,688,578 3,725,715 — 3,725,715
0.50% Annual 1-day TONAR Annual N/A 03/11/29 JPY 27,688,578 3,737,218 — 3,737,218
3.80% Annual 1-day SOFR Annual N/A 03/19/29 USD 13,200 (150,460) — (150,460)
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 1,210,394 281,874 — 281,874
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 1,479,370 364,127 — 364,127
1-day SOFR Annual 3.79% Annual N/A 03/29/29 USD 732,656 8,407,103 — 8,407,103
1-day SOFR Annual 4.00% Annual N/A 04/08/29 USD 414,291 8,158,935 — 8,158,935
1-day SOFR Annual 4.05% Annual N/A 04/09/29 USD 313,413 6,771,165 — 6,771,165
1-day SOFR Annual 4.00% Annual N/A 04/18/29 USD 496,227 9,901,317 — 9,901,317
1-day SOFR Annual 4.00% Annual N/A 04/24/29 USD 249,166 5,010,755 — 5,010,755
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 349,347 9,922,512 — 9,922,512
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 501,757 10,258,722 — 10,258,722
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 248,990 6,693,029 — 6,693,029
3-mo. CD_KSDA Quarterly 2.48% Quarterly 06/16/27
(a)
06/16/29 KRW 60,580,670 (142,212) — (142,212)
3-mo. CD_KSDA Quarterly 2.49% Quarterly 06/16/27
(a)
06/16/29 KRW 61,900,470 (135,718) — (135,718)
3-mo. CD_KSDA Quarterly 2.50% Quarterly 06/16/27
(a)
06/16/29 KRW 59,695,130 (124,046) — (124,046)
3-mo. CD_KSDA Quarterly 2.50% Quarterly 06/16/27
(a)
06/16/29 KRW 62,322,210 (127,825) — (127,825)
3-mo. CD_KSDA Quarterly 2.52% Quarterly 06/16/27
(a)
06/16/29 KRW 66,734,960 (116,643) — (116,643)
1-day ESTR Annual 2.12% Annual 06/29/27
(a)
06/29/29 EUR 38,630 (81,849) 18,604 (100,453)
3.57% Annual 1-day SOFR Annual N/A 08/05/29 USD 10,553 (68,452) — (68,452)
3-mo. BBR Quarterly 3.64% Quarterly 09/06/27
(a)
09/06/29 AUD 74,320 (88,964) — (88,964)
3-mo. BBR Quarterly 3.59% Quarterly 09/13/27
(a)
09/13/29 AUD 72,510 (134,023) — (134,023)
3-mo. BBR Quarterly 3.57% Quarterly 09/15/27
(a)
09/15/29 AUD 73,570 (159,392) — (159,392)
1-day ESTR Annual 2.28% Annual 09/28/27
(a)
09/28/29 EUR 83,670 37,663 (83,498) 121,161
3-mo. BBR Quarterly 3.72% Quarterly 09/30/27
(a)
09/30/29 AUD 157,030 (57,424) — (57,424)
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 250,246 797,105 — 797,105
1-day MXIBTIIE Monthly 7.77% Monthly N/A 11/14/29 MXN 34,170 36,744 — 36,744
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 8,461,980 30,183,443 — 30,183,443
0.77% Annual 1-day TONAR Annual N/A 11/18/29 JPY 61,997,581 5,009,944 — 5,009,944
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 476,456 (1,647,314) — (1,647,314)
7.78% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 34,563 (37,699) — (37,699)
1.31% Annual 1-day TONAR Annual 12/15/27
(a)
12/15/29 JPY 20,126,000 78,448 — 78,448
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 1,484,007 302,176 — 302,176
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 1,484,007 306,783 — 306,783
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 299,226 1,914,937 — 1,914,937
1-day SONIA Annual 4.00% Annual N/A 01/20/30 GBP 242,415 1,579,652 — 1,579,652
6-mo. EURIBOR Semi-Annual 2.21% Annual N/A 01/31/30 EUR 7,238 (19,195) 1,182 (20,377)
6-mo. EURIBOR Semi-Annual 2.21% Annual N/A 01/31/30 EUR 3,621 (12,930) (1,951) (10,979)
6-mo. EURIBOR Semi-Annual 2.29% Annual N/A 01/31/30 EUR 3,624 (5,760) (374) (5,386)
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 6,133 113,972 1,469 112,503
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 01/31/30 EUR 14,519 315,663 301,107 14,556
6-mo. EURIBOR Semi-Annual 2.33% Annual N/A 02/03/30 EUR 7,241 (468) 7,227 (7,695)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 12,363 241,605 26,574 215,031
7.80% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 35,956 (40,431) — (40,431)
8.65% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 164,014 (472,786) — (472,786)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 299,521 (3,913,176) — (3,913,176)
1-day MIBOR Semi-Annual 6.06% Semi-Annual N/A 02/21/30 INR 3,780,085 630,312 — 630,312
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 127,468 2,379,212 — 2,379,212
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 323,685 (6,148) — (6,148)
6-mo. PRIBOR Semi-Annual 3.60% Annual N/A 03/19/30 CZK 70,961 (39,977) — (39,977)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 39,493 $ 627,184 $ — $ 627,184
1-day MIBOR Semi-Annual 6.00% Semi-Annual N/A 03/19/30 INR 4,248,404 585,798 — 585,798
6-mo. BUBOR Semi-Annual 6.15% Annual N/A 03/19/30 HUF 306,560 (2,886) — (2,886)
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 3,254,831 435,163 — 435,163
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 1,532,978 (3,490,170) — (3,490,170)
7.82% Monthly 1-day MXIBTIIE Monthly N/A 05/06/30 MXN 28,226 (33,034) — (33,034)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 05/06/30 MXN 128,752 (125,186) — (125,186)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 78,229 (613,188) — (613,188)
1-day MXIBTIIE Monthly 7.82% Monthly N/A 06/07/30 MXN 401,653 475,912 — 475,912
1-day MXIBTIIE Monthly 7.82% Monthly N/A 06/07/30 MXN 44,005 52,190 — 52,190
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 88,347 (63,976) — (63,976)
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 06/18/30 CZK 47,877 (28,644) — (28,644)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 130,042 (64,876) 14,481 (79,357)
7.77% Monthly 1-day MXIBTIIE Monthly N/A 06/21/30 MXN 10,094 (10,777) — (10,777)
1-day MXIBTIIE Monthly 7.72% Monthly N/A 06/24/30 MXN 440,087 421,480 — 421,480
1-day ESTR Annual 2.10% Annual N/A 07/18/30 EUR 30,560 (63,435) 2,602 (66,037)
1-day MXIBTIIE Monthly 7.67% Monthly N/A 07/30/30 MXN 85,343 71,385 — 71,385
1-day MXIBTIIE Monthly 7.69% Monthly N/A 07/30/30 MXN 1,627,276 1,435,215 — 1,435,215
6-mo. EURIBOR Semi-Annual 2.34% Annual N/A 08/19/30 EUR 17,160 (29,323) (19,516) (9,807)
2.26% Annual 3-mo. STIBOR Quarterly N/A 08/19/30 SEK 181,730 81,401 15,630 65,771
1-day MXIBTIIE Monthly 7.51% Monthly N/A 08/21/30 MXN 170,518 80,650 — 80,650
1-day ESTR Annual 2.10% Annual N/A 08/25/30 EUR 8,950 (24,351) (20,655) (3,696)
6-mo. EURIBOR Semi-Annual 2.28% Annual N/A 09/10/30 EUR 15,840 (81,859) 4,906 (86,765)
2.24% Annual 3-mo. STIBOR Quarterly N/A 09/10/30 SEK 171,460 103,617 (47,375) 150,992
6-mo. EURIBOR Semi-Annual 2.28% Annual N/A 09/11/30 EUR 78,380 (436,892) (108,208) (328,684)
2.19% Annual 3-mo. STIBOR Quarterly N/A 09/11/30 SEK 862,840 748,705 108,587 640,118
6-mo. EURIBOR Semi-Annual 2.31% Annual N/A 09/12/30 EUR 15,700 (63,244) (2,356) (60,888)
2.20% Annual 3-mo. STIBOR Quarterly N/A 09/12/30 SEK 172,520 139,290 18,718 120,572
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 635,050 (871,670) (539,681) (331,989)
1-week
CNREPOFIX_
CFXS Quarterly 1.56% Quarterly N/A 09/17/30 CNY 26,199 (16,060) — (16,060)
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly N/A 09/17/30 CNY 52,397 (10,634) — (10,634)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 425,533 (478,623) — (478,623)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 803,848 (647,197) — (647,197)
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 09/17/30 CZK 150,282 (99,312) — (99,312)
6-mo. PRIBOR Semi-Annual 3.64% Annual N/A 09/17/30 CZK 181,575 (111,125) — (111,125)
6-mo. PRIBOR Semi-Annual 3.68% Annual N/A 09/17/30 CZK 987,783 (521,213) — (521,213)
6-mo. PRIBOR Semi-Annual 3.70% Annual N/A 09/17/30 CZK 300,522 (143,564) — (143,564)
6-mo. PRIBOR Semi-Annual 3.81% Annual N/A 09/17/30 CZK 150,408 (34,960) — (34,960)
6-mo. WIBOR Semi-Annual 4.04% Annual N/A 09/17/30 PLN 71,368 (99,263) — (99,263)
6-mo. WIBOR Semi-Annual 4.05% Annual N/A 09/17/30 PLN 25,599 (29,690) — (29,690)
6-mo. WIBOR Semi-Annual 4.14% Annual N/A 09/17/30 PLN 12,812 (2,241) — (2,241)
6-mo. WIBOR Semi-Annual 4.23% Annual N/A 09/17/30 PLN 14,757 13,748 — 13,748
6-mo. WIBOR Semi-Annual 4.33% Annual N/A 09/17/30 PLN 29,499 64,786 — 64,786
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 1,097,725 (42,722) — (42,722)
6-mo. BUBOR Semi-Annual 6.21% Annual N/A 09/17/30 HUF 821,153 (5,961) — (5,961)
6-mo. BUBOR Semi-Annual 6.22% Annual N/A 09/17/30 HUF 240,652 (1,594) — (1,594)
6-mo. BUBOR Semi-Annual 6.27% Annual N/A 09/17/30 HUF 273,973 91 — 91
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 445,992 (641,438) — (641,438)
7.37% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 153,320 (134,215) 16,557 (150,772)
7.11% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 248,077 (60,181) — (60,181)
7.22% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 153,449 (77,683) — (77,683)
7.49% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 306,487 (362,999) — (362,999)
3-mo. BBR Quarterly 3.90% Quarterly 09/20/28
(a)
09/20/30 AUD 192,030 (126,745) — (126,745)
3-mo. BBR Quarterly 3.91% Quarterly 09/20/28
(a)
09/20/30 AUD 188,253 (106,986) — (106,986)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. BBR Quarterly 3.92% Quarterly 09/20/28
(a)
09/20/30 AUD 188,234 $ (91,871) $ — $ (91,871)
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 12/17/25
(a)
12/17/30 CNY 13,000 (4,271) — (4,271)
1-week
CNREPOFIX_
CFXS Quarterly 1.65% Quarterly 12/17/25
(a)
12/17/30 CNY 26,300 (3,008) — (3,008)
1-week
CNREPOFIX_
CFXS Quarterly 1.67% Quarterly 12/17/25
(a)
12/17/30 CNY 350,700 27,937 — 27,937
3-mo. TWCPBA Quarterly 1.72% Quarterly 12/17/25
(a)
12/17/30 TWD 2,622,960 (149,013) — (149,013)
5.70% Semi-Annual 1-day MIBOR Semi-Annual 12/17/25
(a)
12/17/30 INR 2,170,000 55,571 — 55,571
3.20% Annual 1-day SOFR Annual 12/17/25
(a)
12/17/30 USD 65,667 505,438 — 505,438
1.09% Quarterly 1-day THOR Quarterly 12/17/25
(a)
12/17/30 THB 509,382 37,324 — 37,324
1.11% Annual 1-day TONAR Annual 12/17/25
(a)
12/17/30 JPY 4,829,332 192,586 — 192,586
1.66% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 12/17/25
(a)
12/17/30 CNY 2,554,570 69,998 — 69,998
1.67% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 12/17/25
(a)
12/17/30 CNY 164,185 (4,290) — (4,290)
1.68% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 12/17/25
(a)
12/17/30 CNY 164,185 (18,572) — (18,572)
2.63% Quarterly 3-mo. CD_KSDA Quarterly 12/17/25
(a)
12/17/30 KRW 32,281,372 20,205 — 20,205
2.60% Quarterly 3-mo. CD_KSDA Quarterly 12/17/25
(a)
12/17/30 KRW 33,078,565 59,574 — 59,574
2.84% Quarterly 3-mo. HIBOR Quarterly 12/17/25
(a)
12/17/30 HKD 127,000 95,539 — 95,539
4.08% Annual 6-mo. WIBOR Semi-Annual 12/17/25
(a)
12/17/30 PLN 117,632 80,479 — 80,479
4.08% Annual 6-mo. WIBOR Semi-Annual 12/17/25
(a)
12/17/30 PLN 119,414 78,826 — 78,826
4.10% Annual 6-mo. WIBOR Semi-Annual 12/17/25
(a)
12/17/30 PLN 119,414 57,276 — 57,276
1-day
BZDIOVER At Termination 13.38% At Termination N/A 01/02/31 BRL 14,743 12,330 — 12,330
3.98% Annual 1-day SOFR Annual N/A 07/02/31 USD 6,800 (187,339) — (187,339)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 24,856,357 — 24,856,357
1-day SOFR Annual 3.79% Annual N/A 10/14/31 USD 197,460 2,396,279 — 2,396,279
1-day SOFR Annual 3.79% Annual N/A 11/19/31 USD 251,205 3,233,165 — 3,233,165
1-day SOFR Annual 3.78% Annual N/A 01/28/32 USD 467,125 6,543,411 — 6,543,411
2.38% Annual 1-day SOFR Annual N/A 04/08/32 USD 43,962 3,217,199 — 3,217,199
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 53,426 3,107,137 — 3,107,137
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 223,490 (2,652,366) — (2,652,366)
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 103,240 (1,600,088) — (1,600,088)
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 249,920 (10,334,767) — (10,334,767)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 250,132 (13,330,771) — (13,330,771)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 249,476 (12,589,413) — (12,589,413)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 400,986 (20,675,689) — (20,675,689)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 239,768 (7,103,886) — (7,103,886)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 150,420 (1,421,890) — (1,421,890)
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 279,328 (5,755,135) — (5,755,135)
1-day SOFR Annual 3.75% Annual N/A 08/09/33 USD 251,131 3,392,610 — 3,392,610
3.24% Annual 1-day SOFR Annual N/A 08/09/33 USD 122,861 2,726,848 — 2,726,848
1-day SOFR Annual 3.93% Annual N/A 10/04/33 USD 249,492 5,195,255 — 5,195,255
1-day SOFR Annual 3.50% Annual N/A 10/17/33 USD 343,829 (4,509,327) — (4,509,327)
4.40% Annual 1-day SOFR Annual N/A 11/01/33 USD 245,780 (14,488,852) — (14,488,852)
1-day SOFR Annual 4.00% Annual N/A 01/12/34 USD 193,843 5,484,032 — 5,484,032
1-day SOFR Annual 4.00% Annual N/A 01/17/34 USD 55,662 1,576,232 — 1,576,232
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 497,490 159,609 — 159,609
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 497,490 163,245 — 163,245
1-day ESTR Annual 2.38% Annual N/A 08/15/34 EUR 46,230 (210,322) — (210,322)
1-day ESTR Annual 2.45% Annual N/A 08/15/34 EUR 27,200 77,277 — 77,277
1-day ESTR Annual 2.46% Annual N/A 08/15/34 EUR 46,270 144,193 — 144,193

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. EURIBOR Semi-Annual 2.51% Annual N/A 08/15/34 EUR 61,740 $ (603,417) $ 16,279 $ (619,696)
6-mo. EURIBOR Semi-Annual 2.52% Annual N/A 08/15/34 EUR 117,820 (1,016,827) — (1,016,827)
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 08/15/34 EUR 118,660 214,401 (101,454) 315,855
6-mo. EURIBOR Semi-Annual 2.68% Annual N/A 08/15/34 EUR 112,690 656,833 — 656,833
3.62% Annual 1-day SOFR Annual 10/09/29
(a)
10/09/34 USD 510,800 4,538,983 — 4,538,983
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 168,525 (687,071) — (687,071)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 310,210 (507,565) — (507,565)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 242,395 259,886 — 259,886
6.07% Semi-Annual 1-day MIBOR Semi-Annual N/A 03/19/35 INR 1,674,046 (175,290) — (175,290)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 240,187 1,481,085 — 1,481,085
6-mo. BBR Semi-Annual 4.12% Semi-Annual N/A 06/13/35 AUD 39,140 (295,342) — (295,342)
6-mo. BBR Semi-Annual 4.09% Semi-Annual N/A 06/25/35 AUD 21,240 (192,155) — (192,155)
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 139,689 987,121 — 987,121
1-day THOR Quarterly 1.35% Quarterly N/A 09/17/35 THB 377,876 (113,440) — (113,440)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 377,876 (85,826) — (85,826)
1-day THOR Quarterly 1.44% Quarterly N/A 09/17/35 THB 24,761 (723) — (723)
1-day THOR Quarterly 1.58% Quarterly N/A 09/17/35 THB 12,381 4,502 — 4,502
1-day THOR Quarterly 1.61% Quarterly N/A 09/17/35 THB 150,053 67,070 — 67,070
6-mo. EURIBOR Semi-Annual 2.67% Annual N/A 09/17/35 EUR 8,450 (6,686) 7,830 (14,516)
1-day THOR Quarterly 1.79% Quarterly 09/18/30
(a)
09/18/35 THB 3,109,760 (4,802) — (4,802)
6-mo. EURIBOR Semi-Annual 2.65% Annual N/A 09/19/35 EUR 9,130 (18,024) 25,758 (43,782)
3.53% Annual 1-day SOFR Annual 12/17/25
(a)
12/17/35 USD 22,654 240,193 — 240,193
1.43% Quarterly 1-day THOR Quarterly 12/17/25
(a)
12/17/35 THB 1,039,415 93,205 — 93,205
1.44% Annual 1-day TONAR Annual 12/17/25
(a)
12/17/35 JPY 7,243,668 433,669 — 433,669
1-day THOR Quarterly 1.84% Quarterly 12/18/30
(a)
12/18/35 THB 1,447,969 83,688 — 83,688
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 95,777 2,186,280 — 2,186,280
4.08% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 (3,437,716) — (3,437,716)
4.02% Annual 1-day SOFR Annual N/A 08/15/39 USD 66,600 (1,291,697) — (1,291,697)
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 167,354 (4,569,585) — (4,569,585)
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 (3,573,121) — (3,573,121)
2.93% Annual 1-day SOFR Annual N/A 11/26/41 USD 32,045 4,193,807 (37,201) 4,231,008
1-day TONAR Annual 1.97% Annual 08/02/34
(a)
08/02/44 JPY 2,049,000 (898,499) — (898,499)
1-day TONAR Annual 3.01% Annual 12/19/35
(a)
12/19/45 JPY 2,631,000 25,048 — 25,048
1-day TONAR Annual 3.01% Annual 12/19/35
(a)
12/19/45 JPY 2,631,000 24,393 — 24,393
2.81% Annual 1-day SOFR Annual N/A 01/25/51 USD 62,463 12,293,969 (800,768) 13,094,737
2.81% Annual 1-day SOFR Annual N/A 01/28/51 USD 111,429 21,931,871 (1,434,781) 23,366,652
2.80% Annual 1-day SOFR Annual N/A 02/01/51 USD 65,177 12,920,391 (727,724) 13,648,115
2.80% Annual 1-day SOFR Annual N/A 02/04/51 USD 37,194 7,373,424 (417,347) 7,790,771
2.80% Annual 1-day SOFR Annual N/A 02/05/51 USD 38,392 7,608,857 (430,762) 8,039,619
2.80% Annual 1-day SOFR Annual N/A 02/22/51 USD 15,576 3,075,784 (737,320) 3,813,104
2.80% Annual 1-day SOFR Annual N/A 05/27/51 USD 62,621 12,161,363 (3,035,037) 15,196,400
2.80% Annual 1-day SOFR Annual N/A 06/07/51 USD 19,517 3,780,509 (947,707) 4,728,216
2.79% Annual 1-day SOFR Annual N/A 01/21/52 USD 153,727 31,306,497 (7,627,011) 38,933,508
1-day SOFR Annual 4.00% Annual N/A 11/03/53 USD 99,173 472,873 — 472,873
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 99,173 5,757,980 — 5,757,980
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 5,655,040 (7,767,001) — (7,767,001)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 5,655,040 (7,760,147) — (7,760,147)
1-day ESTR Annual 2.28% Annual N/A 03/07/55 EUR 18,160 (2,185,291) (927,785) (1,257,506)
2.33% Annual 6-mo. EURIBOR Semi-Annual N/A 03/07/55 EUR 18,050 2,175,260 943,788 1,231,472
1-day ESTR Annual 2.54% Annual N/A 03/20/55 EUR 18,500 (1,035,881) 7,291 (1,043,172)
2.62% Annual 6-mo. EURIBOR Semi-Annual N/A 03/20/55 EUR 18,900 952,995 (8,928) 961,923
6-mo. EURIBOR Semi-Annual 2.06% Annual 04/19/45
(a)
04/19/55 EUR 19,863 (915,224) (7,283) (907,941)
1-day ESTR Annual 2.41% Annual N/A 04/23/55 EUR 7,030 (617,705) 41,037 (658,742)
2.48% Annual 6-mo. EURIBOR Semi-Annual N/A 04/23/55 EUR 7,260 702,376 (35,324) 737,700
1-day ESTR Annual 2.39% Annual N/A 04/28/55 EUR 33,610 (3,118,617) (19,827) (3,098,790)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 04/28/55 EUR 33,460 3,412,096 15,629 3,396,467
6-mo. EURIBOR Semi-Annual 2.21% Annual 05/16/45
(a)
05/16/55 EUR 11,168 (412,869) — (412,869)
1-day ESTR Annual 2.55% Annual N/A 06/25/55 EUR 19,550 (1,054,843) (153) (1,054,690)
2.64% Annual 6-mo. EURIBOR Semi-Annual N/A 06/25/55 EUR 20,060 1,177,150 2,047 1,175,103
6-mo. EURIBOR Semi-Annual 2.45% Annual 06/27/45
(a)
06/27/55 EUR 12,420 (281,157) (53,745) (227,412)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day ESTR Annual 2.78% Annual N/A 07/29/55 EUR 43,870 $ (10,587) $ (34,502) $ 23,915
2.85% Annual 6-mo. EURIBOR Semi-Annual N/A 07/29/55 EUR 43,870 13,695 34,502 (20,807)
1-day ESTR Annual 2.81% Annual N/A 08/22/55 EUR 14,020 89,873 98,660 (8,787)
6-mo. EURIBOR Semi-Annual 2.88% Annual 08/22/45
(a)
08/22/55 EUR 8,393 15,600 21,785 (6,185)
2.93% Annual 6-mo. EURIBOR Semi-Annual N/A 08/22/55 EUR 13,690 (110,949) (87,043) (23,906)
1-day ESTR Annual 2.77% Annual N/A 08/25/55 EUR 48,020 (122,832) (85,367) (37,465)
2.89% Annual 6-mo. EURIBOR Semi-Annual N/A 08/25/55 EUR 48,520 17,585 96,675 (79,090)
2.90% Annual 6-mo. EURIBOR Semi-Annual N/A 09/17/55 EUR 3,680 (1,226) (3,576) 2,350
2.89% Annual 6-mo. EURIBOR Semi-Annual N/A 09/19/55 EUR 3,760 7,441 (48,723) 56,164
1-day ESTR Annual 2.84% Annual N/A 09/29/55 EUR 24,550 313,069 134,573 178,496
6-mo. EURIBOR Semi-Annual 2.95% Annual N/A 09/29/55 EUR 112,869 1,297,331 612,711 684,620
6-mo. EURIBOR Semi-Annual 2.95% Annual N/A 09/29/55 EUR 45,281 520,470 361,900 158,570
6-mo. EURIBOR Semi-Annual 2.95% Annual N/A 09/29/55 EUR 13,931 160,128 111,342 48,786
6-mo. EURIBOR Semi-Annual 2.95% Annual N/A 09/29/55 EUR 20,899 240,214 167,028 73,186
1-day ESTR Annual 2.83% Annual N/A 09/30/55 EUR 49,520 481,066 125,284 355,782
2.94% Annual 6-mo. EURIBOR Semi-Annual N/A 09/30/55 EUR 49,860 (411,086) (90,123) (320,963)
2.70% Annual 6-mo. EURIBOR Semi-Annual N/A 08/15/56 EUR 44,260 2,037,245 — 2,037,245
2.89% Annual 6-mo. EURIBOR Semi-Annual N/A 08/15/56 EUR 43,390 59,416 — 59,416
2.86% Annual 6-mo. EURIBOR Semi-Annual N/A 08/15/56 EUR 45,410 409,209 (10,857) 420,066
2.71% Annual 6-mo. EURIBOR Semi-Annual N/A 08/15/56 EUR 24,280 1,100,926 (16,377) 1,117,303
1.95% Annual 6-mo. EURIBOR Semi-Annual N/A 02/14/75 EUR 7,710 1,991,169 77,224 1,913,945
2.11% Annual 6-mo. EURIBOR Semi-Annual N/A 03/06/75 EUR 23,500 4,880,398 10,890 4,869,508
2.42% Annual 6-mo. EURIBOR Semi-Annual N/A 03/26/75 EUR 32,520 3,489,816 342,200 3,147,616
1.91% Annual 6-mo. EURIBOR Semi-Annual 04/21/55
(a)
04/21/75 EUR 13,140 636,553 7,281 629,272
2.11% Annual 6-mo. EURIBOR Semi-Annual 05/18/55
(a)
05/18/75 EUR 8,040 259,445 — 259,445
2.29% Annual 6-mo. EURIBOR Semi-Annual 06/29/55
(a)
06/29/75 EUR 9,705 172,831 55,593 117,238
2.60% Annual 6-mo. EURIBOR Semi-Annual 08/24/55
(a)
08/24/75 EUR 8,415 (55,438) (27,057) (28,381)
2.85% Annual 6-mo. EURIBOR Semi-Annual N/A 09/29/75 EUR 12,544 (170,601) (147,647) (22,954)
2.85% Annual 6-mo. EURIBOR Semi-Annual N/A 09/29/75 EUR 15,420 (209,720) (181,502) (28,218)
2.85% Annual 6-mo. EURIBOR Semi-Annual N/A 09/29/75 EUR 66,478 (904,126) (668,156) (235,970)
2.85% Annual 6-mo. EURIBOR Semi-Annual N/A 09/29/75 EUR 10,279 (139,796) (120,986) (18,810)
$ 186,740,790 $ (15,372,317) $ 202,113,107
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Consumer Price Index
All Items Monthly At Termination 3.23% At Termination 10/02/26 USD 266,010 $ — $ — $ —
1.87% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/27 EUR 115,780 13,951 — 13,951
2.94% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 08/20/27 USD 87,870 (14,987) — (14,987)
U.S. Consumer Price Index
All Items Monthly At Termination 2.84% At Termination 07/23/28 USD 227,170 208,844 — 208,844
U.S. Consumer Price Index
All Items Monthly At Termination 2.83% At Termination 07/24/28 USD 8,500 5,658 — 5,658
U.S. Consumer Price Index
All Items Monthly At Termination 2.85% At Termination 07/24/28 USD 8,500 9,950 5,869 4,081
U.S. Consumer Price Index
All Items Monthly At Termination 2.82% At Termination 08/01/28 USD 5,680 489 (3,918) 4,407

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Consumer Price Index
All Items Monthly At Termination 2.75% At Termination 08/07/28 USD 11,720 $ (20,576) $ — $ (20,576)
U.S. Consumer Price Index
All Items Monthly At Termination 2.78% At Termination 08/14/28 USD 11,430 (5,302) — (5,302)
U.S. Consumer Price Index
All Items Monthly At Termination 2.78% At Termination 08/14/28 USD 11,420 (4,968) — (4,968)
U.S. Consumer Price Index
All Items Monthly At Termination 2.76% At Termination 09/16/28 USD 45,750 (6,129) — (6,129)
U.S. Consumer Price Index
All Items Monthly At Termination 2.78% At Termination 09/29/28 USD 46,530 29,840 — 29,840
2.74% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 10/02/28 USD 271,170 — — —
1.98% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 01/15/30 EUR 39,720 (228,244) — (228,244)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.67% At Termination 01/15/30 EUR 39,720 325,453 — 325,453
1.86% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 02/15/30 EUR 38,756 63,434 — 63,434
1.93% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 02/15/30 EUR 40,630 (85,724) — (85,724)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.56% At Termination 02/15/30 EUR 38,930 1,889 — 1,889
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.60% At Termination 02/15/30 EUR 40,630 82,929 — 82,929
2.46% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/13/30 USD 102,620 934,006 — 934,006
1.97% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 03/15/30 EUR 43,704 (238,529) 4,334 (242,863)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.76% At Termination 03/15/30 EUR 43,900 431,872 14,484 417,388
1.73% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 04/15/30 EUR 58,830 226,498 (59,919) 286,417
U.S. Consumer Price Index
All Items Monthly At Termination 2.46% At Termination 04/15/30 USD 75,880 (540,405) — (540,405)
1.77% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 05/15/30 EUR 15,720 19,808 (6,446) 26,254
U.S. Consumer Price Index
All Items Monthly At Termination 2.56% At Termination 05/20/30 USD 19,260 (64,721) — (64,721)
U.S. Consumer Price Index
All Items Monthly At Termination 2.57% At Termination 05/22/30 USD 88,180 (270,088) — (270,088)
U.S. Consumer Price Index
All Items Monthly At Termination 2.54% At Termination 06/04/30 USD 19,370 (103,275) — (103,275)
1.76% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 06/15/30 EUR 15,560 67,523 (9,390) 76,913
3.39% At Termination
UK Retail Price Index All
Items Monthly At Termination 06/15/30 GBP 101,410 123,305 (31,716) 155,021
2.48% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/17/30 USD 58,990 483,356 — 483,356
3.42% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 66,340 57,337 — 57,337

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.70% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/23/30 USD 227,170 $ (262,404) $ — $ (262,404)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/24/30 USD 8,500 (6,418) — (6,418)
2.70% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/24/30 USD 8,500 (12,144) (10,202) (1,942)
2.67% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 08/01/30 USD 5,680 381 5,506 (5,125)
2.62% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 08/07/30 USD 97,080 217,664 — 217,664
2.62% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 08/07/30 USD 11,720 26,829 — 26,829
2.65% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 08/14/30 USD 11,420 5,139 — 5,139
2.65% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 08/14/30 USD 11,430 8,696 — 8,696
2.63% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 08/21/30 USD 9,580 12,995 — 12,995
U.S. Consumer Price Index
All Items Monthly At Termination 2.70% At Termination 08/28/30 USD 18,180 44,061 — 44,061
2.67% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/08/30 USD 90,620 (115,276) — (115,276)
U.S. Consumer Price Index
All Items Monthly At Termination 2.66% At Termination 09/08/30 USD 18,220 14,398 — 14,398
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.66% At Termination 09/15/30 EUR 36,120 76,164 — 76,164
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.85% At Termination 09/15/30 EUR 76,240 — — —
2.64% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/16/30 USD 45,750 8,582 — 8,582
2.67% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/29/30 USD 46,530 (51,605) — (51,605)
U.S. Consumer Price Index
All Items Monthly At Termination 2.66% At Termination 09/29/30 USD 27,630 22,997 — 22,997
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 1,253,707 — 1,253,707
2.40% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/35 USD 75,880 910,271 — 910,271
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.90% At Termination 04/15/35 EUR 58,830 (200,918) 120,299 (321,217)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.94% At Termination 05/15/35 EUR 15,720 4,732 18,429 (13,697)
2.51% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/20/35 USD 19,260 74,822 — 74,822
2.52% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/22/35 USD 88,180 269,183 — 269,183
2.48% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/04/35 USD 19,370 128,997 — 128,997
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.91% At Termination 06/15/35 EUR 15,560 (79,901) (7,436) (72,465)
UK Retail Price Index All
Items Monthly At Termination 3.22% At Termination 06/15/35 GBP 108,500 (157,383) 77,669 (235,052)
UK Retail Price Index All
Items Monthly At Termination 3.26% At Termination 07/15/35 GBP 71,460 152,757 — 152,757

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.06% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/40 EUR 10,210 $ (1,978) $ (706) $ (1,272)
2.07% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/40 EUR 10,380 (10,058) 100 (10,158)
2.08% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/40 EUR 40,310 (109,452) (48,853) (60,599)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.12% At Termination 09/15/45 EUR 10,210 (17,725) (8,943) (8,782)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.13% At Termination 09/15/45 EUR 10,380 2,577 (6,967) 9,544
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.14% At Termination 09/15/45 EUR 40,310 70,095 58,281 11,814
2.50% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/29/45 USD 9,110 (20,250) — (20,250)
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 08/28/55 USD 4,810 (17,152) — (17,152)
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/08/55 USD 4,790 (19,617) — (19,617)
$ 3,725,960 $ 110,475 $ 3,615,485
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Hertz Corp. (The) .......... 5 .00 % Quarterly JPMorgan Chase Bank 12/20/25 USD 2,070 $ (4,201) $ 31,523 $ (35,724)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 830 (990) 21,478 (22,468)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 1,235 (1,474) 41,430 (42,904)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 3,000 (50,119) 18,481 (68,600)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 1,620 2,210 192,210 (190,000)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 1,030 1,404 118,919 (117,515)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 1,215 1,657 200,669 (199,012)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 650 886 78,990 (78,104)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 980 1,337 122,569 (121,232)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 1,030 1,404 118,986 (117,582)
Pitney Bowes, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank 12/20/27 USD 2,760 3,763 431,922 (428,159)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 7,485 (120,832) 51,786 (172,618)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank 12/20/27 USD 4,700 (75,873) 32,579 (108,452)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank 12/20/27 USD 1,750 590,377 91,013 499,364
Caterpillar, Inc. ........... 1 .00 Quarterly Citibank NA 06/20/28 USD 11,800 (266,368) (162,543) (103,825)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank 06/20/28 EUR 17,900 (297,272) 808,573 (1,105,845)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank 06/20/28 EUR 3,496 (58,059) 103,064 (161,123)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank 06/20/28 EUR 3,916 (65,035) 121,481 (186,516)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank 06/20/28 EUR 10,488 (174,178) 309,192 (483,370)
UBS Group AG ........... 1 .00 Quarterly BNP Paribas SA 06/20/28 EUR 4,131 (94,941) 101,444 (196,385)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank 06/20/28 EUR 3,623 (83,266) 116,902 (200,168)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank 06/20/28 EUR 29,800 (684,879) 576,495 (1,261,374)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank 06/20/28 EUR 1,536 (35,301) 46,035 (81,336)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank 06/20/28 EUR 3,487 (80,140) 100,360 (180,500)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 17,500 (296,858) (55,202) (241,656)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 3,996 (505,610) 102,487 (608,097)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Gap, Inc. (The) ........... 1 .00 % Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,985 $ (15,603) $ 199,021 $ (214,624)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank 06/20/29 USD 17,500 (312,355) 156,309 (468,664)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank 06/20/29 USD 4,175 (605,222) (393,929) (211,293)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank 06/20/29 USD 2,090 (302,973) (174,293) (128,680)
Deutsche Bank AG ......... 1 .00 Quarterly BNP Paribas SA 12/20/29 EUR 9,749 (150,207) (53,047) (97,160)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 EUR 3,040 (437,590) (51,174) (386,416)
Honda Motor Co. Ltd. ....... 1 .00 Quarterly Barclays Bank plc 12/20/29 JPY 592,003 (97,555) (97,954) 399
Intesa Sanpaolo SpA ....... 1 .00 Quarterly JPMorgan Chase Bank 12/20/29 EUR 9,872 (124,097) — (124,097)
Markit CDX North American High
Yield Index Series 43.V1 ... 5 .00 Quarterly Goldman Sachs International 12/20/29 USD 93,900 (14,589,020) (13,338,321) (1,250,699)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 06/20/30 USD 6,140 (977,441) (846,021) (131,420)
Exelon Corp. ............. 1 .00 Quarterly Bank of America NA 06/20/30 USD 65,253 (1,993,668) (1,723,538) (270,130)
Intel Corp. .............. 1 .00 Quarterly JPMorgan Chase Bank 06/20/30 USD 8,357 (193,645) (35,332) (158,313)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 11,361 (396,232) (228,406) (167,826)
iTraxx Asia ex-Japan Investment
Grade Index Series 43.V1 .. 1 .00 Quarterly Barclays Bank plc 06/20/30 USD 6,848 (118,902) (20,156) (98,746)
iTraxx Asia ex-Japan Investment
Grade Index Series 43.V1 .. 1 .00 Quarterly Deutsche Bank AG 06/20/30 USD 1,130 (19,628) (2,910) (16,718)
Ladbrokes Group Finance plc . 1 .00 Quarterly Goldman Sachs International 06/20/30 EUR 1,869 36,431 50,754 (14,323)
LG Chem Ltd. ............ 1 .00 Quarterly Bank of America NA 06/20/30 USD 9,091 (138,084) (57,330) (80,754)
Lincoln National Corp. ...... 1 .00 Quarterly Bank of America NA 06/20/30 USD 36,818 (128,886) 382,271 (511,157)
Occidental Petroleum Corp. ... 1 .00 Quarterly Deutsche Bank AG 06/20/30 USD 3,840 (42,869) (9,616) (33,253)
People's Republic of China ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 29,250 (832,225) (435,581) (396,644)
People's Republic of China ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 29,700 (845,029) (442,282) (402,747)
Posco Holdings, Inc. ........ 1 .00 Quarterly Bank of America NA 06/20/30 USD 9,091 (179,420) (76,600) (102,820)
Posco Holdings, Inc. ........ 1 .00 Quarterly Citibank NA 06/20/30 USD 10,909 (215,304) (59,838) (155,466)
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 4,940 (102,227) (24,915) (77,312)
Socialist Republic of Vietnam .. 1 .00 Quarterly Bank of America NA 06/20/30 USD 8,947 (71,735) 219,610 (291,345)
Socialist Republic of Vietnam .. 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 5,263 (42,197) 43,524 (85,721)
Socialist Republic of Vietnam .. 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 15,789 (126,591) 188,622 (315,213)
Stena AB ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 EUR 4,129 (588,692) (470,237) (118,455)
thyssenkrupp AG .......... 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 EUR 8,886 (153,115) 31,259 (184,374)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 4,707 (53,976) 3,934 (57,910)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 8,400 (96,330) 19,792 (116,122)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 30,841 (353,664) 87,618 (441,282)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 3,162 (36,259) 1,322 (37,581)
Whirlpool Corp. ........... 1 .00 Quarterly Bank of America NA 06/20/30 USD 2,965 141,370 209,740 (68,370)
Whirlpool Corp. ........... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 2,905 138,509 155,127 (16,618)
ArcelorMittal SA ........... 5 .00 Quarterly Goldman Sachs International 12/20/30 EUR 13,940 (3,073,806) (3,054,021) (19,785)
AT&T, Inc. ............... 1 .00 Quarterly Bank of America NA 12/20/30 USD 42,390 (826,949) (781,950) (44,999)
Bayerische Motoren Werke AG 1 .00 Quarterly BNP Paribas SA 12/20/30 EUR 11,982 (316,994) (305,624) (11,370)
Bayerische Motoren Werke AG 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 EUR 16,070 (425,145) (409,020) (16,125)
BNP Paribas SA .......... 1 .00 Quarterly Bank of America NA 12/20/30 EUR 25,470 50,172 14,589 35,583
Bouygues SA ............ 1 .00 Quarterly Bank of America NA 12/20/30 EUR 18,179 (578,441) (541,884) (36,557)
CMA CGM SA ............ 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 EUR 6,016 (777,959) (777,064) (895)
Commerzbank AG ......... 1 .00 Quarterly BNP Paribas SA 12/20/30 EUR 7,660 52,281 52,827 (546)
Conagra Brands, Inc. ....... 1 .00 Quarterly Bank of America NA 12/20/30 USD 6,794 (65,592) (76,995) 11,403
Conagra Brands, Inc. ....... 1 .00 Quarterly Bank of America NA 12/20/30 USD 16,939 (163,536) (191,965) 28,429
Conagra Brands, Inc. ....... 1 .00 Quarterly Bank of America NA 12/20/30 USD 6,794 (65,592) (76,995) 11,403
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 USD 6,776 (65,418) (73,058) 7,640
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 USD 17,864 (172,466) (210,080) 37,614
Constellium SE ........... 5 .00 Quarterly Bank of America NA 12/20/30 EUR 6,016 (920,092) (920,092) —
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 EUR 29,450 544,104 528,661 15,443
Fibercop SpA ............ 1 .00 Quarterly Goldman Sachs International 12/20/30 EUR 6,101 367,802 396,680 (28,878)
Grifols SA ............... 5 .00 Quarterly Goldman Sachs International 12/20/30 EUR 6,685 (623,779) (623,779) —
HSBC Holdings plc ........ 1 .00 Quarterly Bank of America NA 12/20/30 EUR 10,600 (308,153) (307,155) (998)
Jaguar Land Rover Automotive
plc ................. 5 .00 Quarterly Bank of America NA 12/20/30 EUR 2,995 (430,175) (453,455) 23,280
Jaguar Land Rover Automotive
plc ................. 5 .00 Quarterly Citibank NA 12/20/30 EUR 2,996 (430,247) (413,175) (17,072)
Jaguar Land Rover Automotive
plc ................. 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 EUR 6,103 (876,581) (885,063) 8,482

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Jaguar Land Rover Automotive
plc ................. 5 .00 % Quarterly JPMorgan Chase Bank 12/20/30 EUR 2,996 $ (430,247) $ (427,309) $ (2,938)
Markit CDX North American
Investment Grade Index
Series 45.V1 ........... 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 USD 153,814 (2,368,381) (2,113,233) (255,148)
Markit CDX North American
Investment Grade Index
Series 45.V1 ........... 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 USD 28,049 (431,890) (421,358) (10,532)
Markit CDX North American
Investment Grade Index
Series 45.V1 ........... 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 USD 15,382 (236,847) (211,332) (25,515)
Markit CDX North American
Investment Grade Index
Series 45.V1 ........... 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 USD 121,770 (1,874,977) (1,829,256) (45,721)
Markit CDX North American
Investment Grade Index
Series 45.V1 ........... 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 USD 71,756 (1,079,930) (1,079,930) —
Mediobanca Banca di Credito
Finanziario SpA ......... 1 .00 Quarterly BNP Paribas SA 12/20/30 EUR 27,560 245,731 223,996 21,735
Mercedes-Benz Group AG .... 1 .00 Quarterly Barclays Bank plc 12/20/30 EUR 11,982 (317,526) (302,125) (15,401)
Republic of Panama ........ 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 USD 2,075 39,997 43,039 (3,042)
Societe Generale SA ....... 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 EUR 15,980 (153,479) (182,103) 28,624
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/30 USD 13,005 60,008 60,008 —
Stellantis NV ............. 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 EUR 9,159 (1,621,541) (1,621,541) —
Stellantis NV ............. 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 EUR 12,220 (2,202,042) (2,226,588) 24,546
Stena AB ............... 5 .00 Quarterly Bank of America NA 12/20/30 EUR 1,796 (255,399) (242,337) (13,062)
Stena AB ............... 5 .00 Quarterly Goldman Sachs International 12/20/30 EUR 1,197 (170,266) (158,855) (11,411)
Sudzucker International Finance
BV ................. 1 .00 Quarterly BNP Paribas SA 12/20/30 EUR 6,100 95,072 95,072 —
United Group BV .......... 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 EUR 2,931 (206,633) (196,258) (10,375)
United Group BV .......... 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 EUR 2,996 (211,215) (200,610) (10,605)
Verisure Midholding AB ...... 5 .00 Quarterly Bank of America NA 12/20/30 EUR 3,051 (494,272) (494,272) —
Volkswagen International
Finance NV ........... 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 EUR 5,991 39,838 40,226 (388)
Volvo Car AB ............ 5 .00 Quarterly Goldman Sachs International 12/20/30 EUR 6,000 (898,384) (887,656) (10,728)
Volvo Car AB ............ 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 EUR 6,103 (913,806) (928,750) 14,944
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,088 (160) 82,309 (82,469)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,267 (186) 79,991 (80,177)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 2 — 148 (148)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,268 820,745 141,738 679,007
CMBX.NA.9.BBB- ......... 3 .00 Monthly Goldman Sachs International 09/17/58 USD 1,276 245,381 98,908 146,473
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,467 282,120 79,649 202,471
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,245 239,482 67,611 171,871
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 19 (1) (8,777) 8,776
$ – $ – $ –
$ (47,222,163) $ (34,699,947) $ (12,522,216)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5 .00 % Quarterly BNP Paribas SA 12/20/25 BB- USD 3,114 $ 35,132 $ 25,406 $ 9,726
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,868 21,079 15,250 5,829
CCO Holdings LLC .... 5 .00 Quarterly JPMorgan Chase Bank 12/20/25 BB- USD 3,000 33,850 23,406 10,444
CCO Holdings LLC .... 5 .00 Quarterly JPMorgan Chase Bank 12/20/25 BB- USD 1,868 21,079 15,380 5,699
Virgin Media Finance plc . 5 .00 Quarterly JPMorgan Chase Bank 12/20/25 B- EUR 980 12,125 19,108 (6,983)
Vistra Operations Co. LLC 5 .00 Quarterly JPMorgan Chase Bank 12/20/25 BB+ USD 4,408 50,743 17,100 33,643
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC EUR 806 13,754 (8,943) 22,697

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 310 $ 11,908 $ 6,135 $ 5,773
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 BB+ EUR 410 15,749 14,227 1,522
CMA CGM SA ........ 5 .00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 110 9,257 1,189 8,068
CMA CGM SA ........ 5 .00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 3,940 330,160 29,385 300,775
CMA CGM SA ........ 5 .00 Quarterly
Goldman Sachs
International 06/20/27 BB+ EUR 1,474 123,541 (17,313) 140,854
CMA CGM SA ........ 5 .00 Quarterly JPMorgan Chase Bank 06/20/27 BB+ EUR 612 51,296 7,886 43,410
CMA CGM SA ........ 5 .00 Quarterly JPMorgan Chase Bank 06/20/27 BB+ EUR 575 48,219 7,413 40,806
CMA CGM SA ........ 5 .00 Quarterly JPMorgan Chase Bank 06/20/27 BB+ EUR 163 13,640 2,043 11,597
CMA CGM SA ........ 5 .00 Quarterly JPMorgan Chase Bank 06/20/27 BB+ EUR 2,104 176,309 79,834 96,475
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 4,295 359,899 366,532 (6,633)
PacifiCorp .......... 0 .13 Monthly JPMorgan Chase Bank 09/29/27 A- USD 49,883 (34,592) (5,008) (29,584)
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 CCC EUR 631 41,594 (57,123) 98,717
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 3,750 247,355 (319,873) 567,228
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 1,065 70,273 (90,875) 161,148
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 379 25,001 (32,331) 57,332
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 1,309 86,344 (111,657) 198,001
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC EUR 309 20,391 (27,145) 47,536
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC EUR 1,088 71,775 (95,547) 167,322
ADLER Real Estate GmbH 5 .00 Quarterly JPMorgan Chase Bank 12/20/27 CCC EUR 647 42,673 (58,191) 100,864
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 469 30,941 (42,072) 73,013
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 225 14,844 (20,185) 35,029
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 285 29,742 (4,028) 33,770
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 3,100 323,511 (33,142) 356,653
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 958 99,975 105,588 (5,613)
Bellis Acquisition Co. plc . 5 .00 Quarterly JPMorgan Chase Bank 06/20/28 NR EUR 3,294 240,779 29,830 210,949
ZF Europe Finance BV .. 5 .00 Quarterly JPMorgan Chase Bank 06/20/28 BB- EUR 6,101 406,279 221,104 185,175
iTraxx Europe Crossover
Index Series 40.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/28 BB- EUR 8,600 836,057 583,832 252,225
ADLER Real Estate GmbH 5 .00 Quarterly JPMorgan Chase Bank 06/20/29 CCC EUR 806 100,558 (14,403) 114,961
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 3,697 472,085 415,773 56,312
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,108 524,567 472,256 52,311
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 8,640 1,103,277 993,771 109,506
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,162 786,822 696,624 90,198
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 9,730 1,242,463 1,112,586 129,877
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 3,697 472,085 413,113 58,972
Ford Motor Co. ....... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 3,484 444,867 397,094 47,773
Forvia SE ........... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BB- EUR 2,935 371,807 253,520 118,287
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,062 60,075 30,879 29,196
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 19,413 287,107 139,565 147,542
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,098 60,607 28,163 32,444
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,146 90,896 50,937 39,959
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,146 90,896 36,079 54,817
Freeport-McMoRan, Inc. . 1 .00 Quarterly JPMorgan Chase Bank 06/20/29 BBB- USD 4,399 65,059 23,264 41,795
Freeport-McMoRan, Inc. . 1 .00 Quarterly JPMorgan Chase Bank 06/20/29 BBB- USD 6,502 96,161 49,428 46,733
Kinder Morgan, Inc. .... 1 .00 Quarterly JPMorgan Chase Bank 06/20/29 BBB USD 11,738 223,283 170,343 52,940
Kinder Morgan, Inc. .... 1 .00 Quarterly JPMorgan Chase Bank 06/20/29 BBB USD 8,433 160,415 117,363 43,052
Teck Resources Ltd. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 28,419 4,650,800 3,574,613 1,076,187
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/29 NR EUR 2,968 398,187 (329,499) 727,686
Eutelsat SA .......... 5 .00 Quarterly JPMorgan Chase Bank 12/20/29 NR EUR 2,950 395,772 (128,557) 524,329
Ford Motor Co. ....... 5 .00 Quarterly JPMorgan Chase Bank 12/20/29 BBB- USD 10,729 1,496,086 1,410,368 85,718
Ford Motor Co. ....... 5 .00 Quarterly JPMorgan Chase Bank 12/20/29 BBB- USD 29,343 4,091,681 3,637,372 454,309
Ford Motor Co. ....... 5 .00 Quarterly JPMorgan Chase Bank 12/20/29 BBB- USD 7,336 1,022,955 956,744 66,211
Ford Motor Co. ....... 5 .00 Quarterly JPMorgan Chase Bank 12/20/29 BBB- USD 7,336 1,022,955 957,156 65,799
Ford Motor Co. ....... 5 .00 Quarterly JPMorgan Chase Bank 12/20/29 BBB- USD 14,671 2,045,771 1,901,833 143,938

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ford Motor Co. ....... 5 .00 % Quarterly JPMorgan Chase Bank 12/20/29 BBB- USD 7,336 $ 1,022,955 $ 899,086 $ 123,869
Hannover Rueck SE .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A EUR 4,874 82,577 25,759 56,818
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 35,315 5,794,969 4,114,147 1,680,822
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 41,069 8,508,472 7,420,833 1,087,639
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 9,702 1,592,037 973,871 618,166
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 10,520 796,438 691,050 105,388
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 4,874 84,490 26,754 57,736
Nissan Motor Co. Ltd. ... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 NR JPY 335,251 (177,376) (44,401) (132,975)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 B+ USD 500 (12,354) (31,320) 18,966
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 785 (8,856) (45,895) 37,039
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 6,435 (72,588) (375,763) 303,175
SES SA ............ 1 .00 Quarterly JPMorgan Chase Bank 12/20/29 NR EUR 17,865 (201,520) (1,219,471) 1,017,951
Sirius XM Radio LLC ... 5 .00 Quarterly JPMorgan Chase Bank 12/20/29 BB+ USD 1,975 257,220 215,826 41,394
Swedbank AB ........ 1 .00 Quarterly JPMorgan Chase Bank 12/20/29 NR EUR 9,872 86,187 (24,975) 111,162
AXA SA ............ 1 .00 Quarterly BNP Paribas SA 06/20/30 A+ EUR 11,361 355,649 222,602 133,047
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 06/20/30 BBB- USD 32,205 573,599 — 573,599
Capital One Financial Corp. 1 .00 Quarterly Barclays Bank plc 06/20/30 BBB USD 21,616 321,425 63,155 258,270
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,520 193,274 174,418 18,856
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,520 193,274 172,046 21,228
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 160 20,345 18,747 1,598
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,520 193,274 173,072 20,202
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,975 251,129 309,096 (57,967)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 15,560 1,978,515 1,804,473 174,042
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 2,100 267,023 260,968 6,055
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,500 190,731 175,756 14,975
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,570 199,632 182,071 17,561
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 220 27,974 27,339 635
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB- USD 1,330 169,115 172,953 (3,838)
MGM Resorts International 5 .00 Quarterly JPMorgan Chase Bank 06/20/30 BB- USD 1,335 182,560 155,459 27,101
Sands China Ltd. ...... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 11,667 (202,628) (315,761) 113,133
Sands China Ltd. ...... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 8,333 (144,734) (225,602) 80,868
Sands China Ltd. ...... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 7,500 (130,261) (189,823) 59,562
Sands China Ltd. ...... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 4,000 (69,473) (160,846) 91,373
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/30 BB+ USD 1,335 178,825 152,713 26,112
Tenet Healthcare Corp. .. 5 .00 Quarterly
Goldman Sachs
International 06/20/30 B USD 1,480 248,708 203,927 44,781
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 B USD 1,485 249,549 190,242 59,307
Vistra Operations Co. LLC 5 .00 Quarterly Barclays Bank plc 06/20/30 BB+ USD 1,975 349,022 274,453 74,569
Vistra Operations Co. LLC 5 .00 Quarterly Citibank NA 06/20/30 BB+ USD 1,335 235,921 166,721 69,200
Warnermedia Holdings, Inc. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 1,330 (35,550) (132,852) 97,302
Warnermedia Holdings, Inc. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 1,330 (35,550) (132,225) 96,675
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 1,219 221,063 203,075 17,988
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 1,189 215,652 157,575 58,077
Zegona Finance plc .... 5 .00 Quarterly JPMorgan Chase Bank 06/20/30 BB EUR 1,831 331,975 262,686 69,289
Amkor Technology, Inc. .. 5 .00 Quarterly Bank of America NA 12/20/30 BB USD 2,095 397,100 385,483 11,617
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 10,770 1,388,545 1,360,864 27,681
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 5,090 648,290 648,290 —
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 1,330 171,473 182,100 (10,627)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 5,350 689,760 700,021 (10,261)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 2,680 345,525 346,145 (620)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 10,770 1,388,545 1,371,565 16,980
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 5,390 694,917 678,558 16,359

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5 .00 % Quarterly Bank of America NA 12/20/30 BB- USD 10,710 $ 1,380,809 $ 1,380,664 $ 145
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 5,400 696,206 682,864 13,342
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 2,960 381,624 381,035 589
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 1,480 190,812 190,518 294
CCO Holdings LLC .... 5 .00 Quarterly Barclays Bank plc 12/20/30 BB- USD 6,040 778,720 793,550 (14,830)
CCO Holdings LLC .... 5 .00 Quarterly Citibank NA 12/20/30 BB- USD 4,050 522,155 509,295 12,860
CCO Holdings LLC .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 31,510 4,062,493 3,910,584 151,909
CCO Holdings LLC .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 13,380 1,725,045 1,682,559 42,486
CCO Holdings LLC .... 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 BB- USD 4,150 535,047 513,668 21,379
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 4,940 636,900 633,460 3,440
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 8,890 1,146,162 1,100,365 45,797
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 1,780 229,490 234,230 (4,740)
Danske Bank A/S ...... 1 .00 Quarterly BNP Paribas SA 12/20/30 BBB+ EUR 25,510 (79,156) (62,036) (17,120)
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 22,217 644,020 600,622 43,398
MGM Resorts International 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 3,315 465,695 473,149 (7,454)
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1 .00 Quarterly BNP Paribas SA 12/20/30 A+ EUR 28,370 293,228 270,763 22,465
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B+ USD 3,225 (142,253) (148,701) 6,448
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B+ USD 1,480 (65,282) (65,948) 666
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 5,430 746,599 720,628 25,971
Swedbank AB ........ 1 .00 Quarterly BNP Paribas SA 12/20/30 NR EUR 27,530 (49,836) (18,133) (31,703)
Swiss Re America Holding
Corp. ............ 1 .00 Quarterly BNP Paribas SA 12/20/30 AA- EUR 37,070 312,950 286,709 26,241
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B USD 4,295 761,566 736,089 25,477
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB USD 11,670 12,630 1,359 11,271
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB USD 2,290 (685) 267 (952)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB USD 12,826 13,881 1,493 12,388
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 12/20/30 BB USD 4,060 4,394 473 3,921
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 BB USD 2,800 3,030 326 2,704
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB USD 2,960 3,204 348 2,856
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/30 B- EUR 2,997 280,579 291,608 (11,029)
Vistra Operations Co. LLC 5 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 1,335 252,880 245,073 7,807
Vistra Operations Co. LLC 5 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 1,975 374,111 362,561 11,550
Vistra Operations Co. LLC 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 BB+ USD 5,285 1,001,101 992,574 8,527
Vistra Operations Co. LLC 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 BB+ USD 1,250 238,475 238,475 —
Vistra Operations Co. LLC 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 BB+ USD 1,335 254,691 254,691 —
Warnermedia Holdings, Inc. 1 .00 Quarterly Bank of America NA 12/20/30 BB USD 1,330 (46,394) (51,265) 4,871
Worldline SA ......... 5 .00 Quarterly Deutsche Bank AG 12/20/30 BB EUR 2,624 (730,646) (680,369) (50,277)
Worldline SA ......... 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 BB EUR 2,676 (745,259) (729,665) (15,594)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 1,383 $ (266,009) $ (3,303) $ (262,706)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 678 (130,375) (73,320) (57,055)
CMBX.NA.9.BBB- ..... 3 .00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,192 (229,202) (266,431) 37,229
CMBX.NA.9.BBB- ..... 3 .00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,467 (282,120) — (282,120)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,433 (275,548) (375,397) 99,849
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 2,103 (404,474) 2,176 (406,650)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 270 (53,590) — (53,590)
$ 70,112,431 $ 55,696,173 $ 14,416,258
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.62% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 11/05/25 COP 368,616,006 $ 623,125 $ — $ 623,125
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 93,800 (15,557) — (15,557)
14.79% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 73,634 5,314 — 5,314
14.87% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/26 BRL 36,706 929 — 929
14.90% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 18,378 (42) — (42)
14.95% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 18,362 (785) — (785)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 9,155,935 18,130 — 18,130
8.61% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 4,564,203 3,193 — 3,193
8.64% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 2,285,166 1,463 — 1,463
8.69% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 2,283,243 1,164 — 1,164
8.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc 09/17/26 COP 4,565,858 1,895 — 1,895
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 11,663,486 39,038 — 39,038
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/04/27 BRL 390,651 4,542,779 — 4,542,779
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 171,472 1,481,396 — 1,481,396
15.41% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/04/27 BRL 190,642 (994,886) — (994,886)
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 276,479 (5,677,225) — (5,677,225)
1-day
BZDIOVER At Termination 10.03% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 268,801 (5,473,585) — (5,473,585)
1-day
BZDIOVER At Termination 10.06% At Termination JPMorgan Chase Bank NA 01/04/27 BRL 268,512 (5,403,348) — (5,403,348)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA 01/04/27 BRL 241,046 (4,972,293) — (4,972,293)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 1,830 (36,689) — (36,689)
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA 01/04/27 BRL 4,687 (70,718) — (70,718)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 12.84% At Termination Citibank NA 01/04/27 BRL 7,029 $ (27,839) $ — $ (27,839)
1-day
BZDIOVER At Termination 13.09% At Termination Bank of America NA 01/04/27 BRL 78,857 (247,336) — (247,336)
1-day
BZDIOVER At Termination 14.11% At Termination
Goldman Sachs
International 01/04/27 BRL 146,055 (54,674) — (54,674)
1-day
BZDIOVER At Termination 14.17% At Termination Barclays Bank plc 01/04/27 BRL 4,823 279 — 279
1-day
BZDIOVER At Termination 14.20% At Termination Barclays Bank plc 01/04/27 BRL 4,819 12 — 12
1-day
BZDIOVER At Termination 14.55% At Termination Bank of America NA 01/04/27 BRL 142,841 157,631 — 157,631
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA 01/04/27 BRL 381,300 (7,135,257) — (7,135,257)
1-day
BZDIOVER At Termination 9.99% At Termination Citibank NA 01/04/27 BRL 269,132 (5,553,976) — (5,553,976)
1-day
BZDIOVER At Termination 12.44% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 553,536 (3,487,330) — (3,487,330)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA 01/02/29 BRL 164,597 (344,783) — (344,783)
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA 01/02/29 BRL 191,556 (336,498) — (336,498)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc 01/02/29 BRL 294,701 (517,689) — (517,689)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA 01/02/29 BRL 769,382 (806,685) — (806,685)
1-day
BZDIOVER At Termination 13.15% At Termination
Goldman Sachs
International 01/02/29 BRL 108,452 (113,531) — (113,531)
1-day
BZDIOVER At Termination 13.31% At Termination Barclays Bank plc 01/02/29 BRL 18,924 2,332 — 2,332
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc 01/02/29 BRL 30,190 (1,780) — (1,780)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc 01/02/29 BRL 18,940 10,739 — 10,739
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc 01/02/29 BRL 103,910 27,143 — 27,143
1-day
BZDIOVER At Termination 13.35% At Termination Bank of America NA 01/02/29 BRL 102,804 30,081 — 30,081
1-day
BZDIOVER At Termination 13.42% At Termination Bank of America NA 01/02/29 BRL 37,829 28,897 — 28,897
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 38,458 212,301 — 212,301
8.73% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 01/14/30 COP 51,413,420 (38,991) — (38,991)
8.78% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 01/14/30 COP 17,701,947 (21,117) — (21,117)
8.64% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 04/04/30 COP 73,694,802 19,109 — 19,109
8.23% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/30 COP 114,018,983 555,919 — 555,919
8.64% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 09/17/30 COP 56,858,689 36,649 — 36,649
8.67% Quarterly 1-day IBR Quarterly Bank of America NA 09/17/30 COP 28,457,198 9,533 — 9,533
8.74% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/30 COP 56,838,076 (22,019) — (22,019)
8.86% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/30 COP 28,433,259 (46,226) — (46,226)
1-day
BZDIOVER At Termination 13.04% At Termination Barclays Bank plc 01/02/31 BRL 223,337 (656,763) — (656,763)
1-day
BZDIOVER At Termination 13.48% At Termination Barclays Bank plc 01/02/31 BRL 7,379 12,096 — 12,096
$ (34,236,475) $ — $ (34,236,475)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 2,827 $ 10,047 $ — $ 10,047
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/19/25 USD 2,059 3,112 — 3,112
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/19/25 USD 2,472 4,543 — 4,543
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/19/25 USD 4,822 24,824 — 24,824
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/19/25 USD 2,104 2,430 — 2,430
1-day SOFR minus
0.05% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 12/19/25 USD 1,710 (246,523) — (246,523)
1-day SOFR minus
0.10% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 12/19/25 USD 746 83,605 — 83,605
1-day SOFR minus
0.10% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 12/19/25 USD 497 60,712 — 60,712
1-day SOFR minus
0.15% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 12/19/25 USD 1,800 234,000 — 234,000
1-day SOFR minus
0.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 12/19/25 USD 1,404 (197,279) — (197,279)
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
0.55%
At
Termination
Morgan Stanley & Co.
International plc 12/19/25 USD 654 88,389 — 88,389
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.50%
At
Termination
JPMorgan Chase Bank
NA 12/19/25 USD 1,792 646,597 — 646,597
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.69%
At
Termination
Goldman Sachs
International 12/19/25 USD 1,549 551,533 — 551,533
$ 1,265,990 $ — $ 1,265,990
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Accenture plc .............. Barclays Bank plc USD 1,752,892 01/23/26 0.20% 1D OBFR01 Monthly $ 47,288
Accor SA ................. Barclays Bank plc 736,571 03/15/27 26.00% 1D ESTR Monthly 4,591
Ackermans & van Haaren NV ... Citibank NA 3,342,829 02/26/26 0.26% 1D ESTR Monthly (156,558)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Adobe, Inc. ................ Merrill Lynch International & Co. USD 3,416,420 02/15/28 0.00% 1D OBFR01 Monthly $ 40,529
Advantest Corp. ............. Merrill Lynch International & Co. 66,859 03/15/28 0.15% 1D P TONA Monthly 2,401
Aena SME SA .............. Merrill Lynch International & Co. 2,024,246 02/15/28 0.26% 1D ESTR Monthly (88,623)
Air Water, Inc. .............. Merrill Lynch International & Co. 1,766,000 03/15/28 0.25% 1D P TONA Monthly (77,455)
Airbnb, Inc. ................ Barclays Bank plc 1,428,284 01/23/26 0.20% 1D OBFR01 Monthly (44,096)
Airtac International Group ...... JPMorgan Chase Bank NA 949,354 02/10/26 0.35% 1D OBFR01 Monthly (30,349)
Alcon AG ................. Barclays Bank plc 1,409,767 04/01/26 0.26% SSARON Monthly (25,814)
Alfresa Holdings Corp. ........ Merrill Lynch International & Co. 890,203 03/15/28 0.25% 1D P TONA Monthly (65,619)
Alimentation Couche-Tard, Inc. ... Citibank NA 1,444,034 02/24/28 0.20% 1D CORRA Monthly 33,817
Alps Alpine Co. Ltd. .......... Citibank NA 2,060,711 02/26/26 0.15% 1D P TONA Monthly (41,757)
Altria Group, Inc. ............ Barclays Bank plc 1,951,974 01/23/26 0.20% 1D OBFR01 Monthly 69,462
AMC Networks, Inc. .......... Barclays Bank plc 1,418,376 01/23/26 0.20% 1D OBFR01 Monthly 64,799
AMC Networks, Inc. .......... JPMorgan Chase Bank NA 3,306,973 02/09/26 0.20% 1D OBFR01 Monthly 137,964
American Airlines Group, Inc. .... Merrill Lynch International & Co. 1,870,103 02/15/28 0.20% 1D OBFR01 Monthly (192,533)
AMETEK, Inc. .............. Citibank NA 1,811,366 02/24/28 0.20% 1D OBFR01 Monthly 12,234
Analog Devices, Inc. .......... Barclays Bank plc 1,409,838 01/23/26 0.20% 1D OBFR01 Monthly (9,348)
Anglo American plc .......... Merrill Lynch International & Co. 1,788,947 02/15/28 0.25% 1D SONIA Monthly 130,356
ARC Resources Ltd. .......... Barclays Bank plc 1,709,548 08/25/26 0.20% CABROVER Monthly (37,244)
Arch Capital Group Ltd. ....... Barclays Bank plc 1,611,178 01/23/26 0.20% 1D OBFR01 Monthly 49,181
Archer-Daniels-Midland Co. ..... Merrill Lynch International & Co. 1,646,416 02/15/28 0.20% 1D OBFR01 Monthly (21,488)
Argenx SE ................ Merrill Lynch International & Co. 898,959 02/15/28 0.26% 1D ESTR Monthly (12,339)
ASPEED Technology, Inc. ...... JPMorgan Chase Bank NA 1,278,997 02/10/26 0.35% 1D OBFR01 Monthly 51,583
Assurant, Inc. .............. Citibank NA 1,330,746 02/24/28 0.20% 1D OBFR01 Monthly 33,834
AT&T, Inc. ................. JPMorgan Chase Bank NA 1,442,110 02/09/26 0.20% 1D OBFR01 Monthly (32,934)
Atlas Arteria Ltd. ............ JPMorgan Chase Bank NA 1,414,790 02/10/26 0.25% 1D AONIA Monthly (75,559)
Atlas Copco AB ............. JPMorgan Chase Bank NA 1,474,538 02/11/26 0.26% TN STIBOR Monthly 807
Atos SE .................. Merrill Lynch International & Co. 1,849,817 02/15/28 0.26% 1D ESTR Monthly 451,138
Axfood AB ................ Citibank NA 873,784 02/26/26 0.26% TN STIBOR Monthly 5,120
Baidu, Inc. ................ Merrill Lynch International & Co. 115 02/15/28 0.20% 1D OBFR01 Monthly 17
Ball Corp. ................. Barclays Bank plc 1,407,141 01/23/26 0.20% 1D OBFR01 Monthly 49,997
Baloise Holding AG (Registered) . Barclays Bank plc 1,492,907 04/01/26 0.26% SSARON Monthly (7,931)
Banca Monte dei Paschi di Siena
SpA ................... Merrill Lynch International & Co. 877,203 02/15/28 0.26% 1D ESTR Monthly (87,942)
Banco Bilbao Vizcaya Argentaria SA Merrill Lynch International & Co. 1,010,439 02/15/28 0.26% 1D ESTR Monthly 3,144
Banco Bradesco SA (Preference) . Merrill Lynch International & Co. 2,708,157 02/15/28 0.40% 1D OBFR01 Monthly 106,867
Bankinter SA ............... JPMorgan Chase Bank NA 2,832,489 02/11/26 0.05% 1D ESTR Monthly 182,158
BB Seguridade Participacoes SA . JPMorgan Chase Bank NA 1,825,338 02/10/26 0.40% 1D OBFR01 Monthly 97,020
Beiersdorf AG .............. Merrill Lynch International & Co. 6,647,007 02/15/28 0.26% 1D ESTR Monthly 2,193
Best Buy Co., Inc. ........... Barclays Bank plc 1,019,853 01/23/26 0.20% 1D OBFR01 Monthly 46,389
BOC Hong Kong Holdings Ltd. ... Merrill Lynch International & Co. 1,700,336 02/15/28 0.30% HONIA Monthly (91,116)
Bollore SE ................ JPMorgan Chase Bank NA 997,693 02/11/26 0.26% 1D ESTR Monthly (8,080)
Booking Holdings, Inc. ........ Barclays Bank plc 3,274,278 01/23/26 0.20% 1D OBFR01 Monthly (34,717)
Bristol-Myers Squibb Co. ....... Citibank NA 1,760,731 02/24/28 0.20% 1D OBFR01 Monthly 7,189
Bureau Veritas SA ........... Citibank NA 922,202 02/26/26 0.26% 1D ESTR Monthly 31,305
BYD Co. Ltd. ............... Merrill Lynch International & Co. 500,117 02/15/28 0.30% HONIA Monthly 8,731
BYD Electronic International Co. Ltd. Merrill Lynch International & Co. 380,738 02/15/28 0.15% HONIA Monthly (1,705)
CAE, Inc. ................. Barclays Bank plc 1,246,402 08/25/26 0.20% CABROVER Monthly 50,571
Calbee, Inc. ............... Barclays Bank plc 1,487,072 01/14/27 0.15% 1D OBFR01 Monthly (49,926)
Canadian National Railway Co. .. Citibank NA 1,516,986 02/24/28 0.20% 1D CORRA Monthly 48,426
Capgemini SE .............. Citibank NA 930,547 02/26/26 0.26% 1D ESTR Monthly 17,656
CarMax, Inc. ............... Merrill Lynch International & Co. 1,299,030 02/15/28 0.20% 1D OBFR01 Monthly (334,325)
Carrefour SA ............... Merrill Lynch International & Co. 803,589 02/15/28 0.26% 1D ESTR Monthly 51,139
Charles River Laboratories
International, Inc. .......... Barclays Bank plc 769,450 01/23/26 0.20% 1D OBFR01 Monthly 12,850
Charter Communications, Inc. ... Merrill Lynch International & Co. 834,304 02/15/28 0.20% 1D OBFR01 Monthly 46,032
China Galaxy Securities Co. Ltd. . Merrill Lynch International & Co. 288,366 02/15/28 0.15% HONIA Monthly 14,729
China Overseas Land & Investment
Ltd. ................... Merrill Lynch International & Co. 877,839 02/15/28 0.15% HONIA Monthly (30,665)
China Resources Land Ltd. ..... Merrill Lynch International & Co. 259,912 02/15/28 0.30% HONIA Monthly (16,319)
Chipotle Mexican Grill, Inc. ..... Barclays Bank plc 902,925 01/23/26 0.20% 1D OBFR01 Monthly (21,150)
Chipotle Mexican Grill, Inc. ..... Merrill Lynch International & Co. 1,692,058 02/15/28 0.20% 1D OBFR01 Monthly (46,078)
Christian Dior SE ............ Merrill Lynch International & Co. 1,780,826 02/15/28 0.26% 1D ESTR Monthly 36,833
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 6,279,544 02/11/26 0.26% 1D ESTR Monthly 21,057

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
CITIC Ltd. ................. Merrill Lynch International & Co. USD 1,715,466 02/15/28 0.30% HONIA Monthly $ (111,600)
CK Hutchison Holdings Ltd. ..... Merrill Lynch International & Co. 1,263,873 02/15/28 0.30% HONIA Monthly (18,861)
Coca-Cola Co. (The) ......... Barclays Bank plc 2,147,176 01/23/26 0.20% 1D OBFR01 Monthly 1,592
Cognizant Technology Solutions
Corp. .................. Merrill Lynch International & Co. 2,292,924 02/15/28 0.20% 1D OBFR01 Monthly (46,079)
Coles Group Ltd. ............ JPMorgan Chase Bank NA 1,524,939 02/10/26 0.25% 1D AONIA Monthly (39,531)
Colgate-Palmolive Co. ........ Barclays Bank plc 1,512,890 01/23/26 0.20% 1D OBFR01 Monthly (2,024)
Coloplast A/S .............. JPMorgan Chase Bank NA 2,832,031 02/11/26 0.29% DESTR Monthly (332,518)
Cosmo Energy Holdings Co. Ltd. . Merrill Lynch International & Co. 1,488,069 03/15/28 0.25% 1D P TONA Monthly (47,303)
Costco Wholesale Corp. ....... JPMorgan Chase Bank NA 2,718,302 02/09/26 0.20% 1D OBFR01 Monthly (126,538)
Credit Agricole SA ........... Merrill Lynch International & Co. 1,282,069 02/15/28 0.26% 1D ESTR Monthly 2,767
Daiwa Securities Group, Inc. .... Citibank NA 1,712,570 02/26/26 0.15% 1D P TONA Monthly (11,782)
Dassault Systemes SE ........ Merrill Lynch International & Co. 1,297,951 02/15/28 0.26% 1D ESTR Monthly 74,603
Deutsche Bank AG (Registered) .. Citibank NA 1,073,286 02/26/26 0.00% 1D ESTR Monthly 3,354
Deutsche Telekom AG (Registered) Citibank NA 1,006,042 02/26/26 0.00% 1D ESTR Monthly 2,414
D'ieteren Group ............. Merrill Lynch International & Co. 1,487,372 02/15/28 0.26% 1D ESTR Monthly (42,098)
Disco Corp. ................ Merrill Lynch International & Co. 300,529 03/15/28 0.15% 1D P TONA Monthly 13,012
Dollar General Corp. ......... Merrill Lynch International & Co. 2,120,140 02/15/28 0.20% 1D OBFR01 Monthly (22,135)
Dyno Nobel Ltd. ............. JPMorgan Chase Bank NA 1,612,871 02/10/26 0.25% 1D AONIA Monthly 61,781
E.ON SE ................. Barclays Bank plc 1,131,431 03/15/27 26.00% 1D ESTR Monthly 6,231
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 1,298,546 02/09/26 0.20% 1D OBFR01 Monthly 26,875
Eaton Corp. plc ............. Barclays Bank plc 1,361,916 01/23/26 0.20% 1D OBFR01 Monthly (14,616)
eBay, Inc. ................. Merrill Lynch International & Co. 1,382,897 02/15/28 0.20% 1D OBFR01 Monthly 8,638
Eiffage SA ................ Barclays Bank plc 1,019,043 03/15/27 0.26% 1D ESTR Monthly 5,900
Eli Lilly & Co. .............. Merrill Lynch International & Co. 1,937,812 02/15/28 0.20% 1D OBFR01 Monthly 38,358
Elia Group SA .............. Merrill Lynch International & Co. 217,386 02/15/28 0.26% 1D ESTR Monthly 5,936
Elisa OYJ ................. Merrill Lynch International & Co. 1,947,522 02/15/28 0.26% 1D ESTR Monthly (84,188)
Emera, Inc. ................ Barclays Bank plc 1,684,175 08/25/26 0.20% CABROVER Monthly 57,401
Endeavour Mining plc ......... Merrill Lynch International & Co. 2,853,112 02/15/28 0.25% 1D SONIA Monthly 212,080
ENEOS Holdings, Inc. ........ JPMorgan Chase Bank NA 2,576,017 02/10/26 0.25% 1D P TONA Monthly 99,763
Eneva SA ................. Merrill Lynch International & Co. 1,227,910 02/15/28 0.40% 1D OBFR01 Monthly 57,572
Engie SA ................. Barclays Bank plc 1,464,559 03/15/27 0.26% 1D ESTR Monthly 10,103
EOG Resources, Inc. ......... Citibank NA 2,872,326 02/24/28 0.20% 1D OBFR01 Monthly (80,538)
EXEO Group, Inc. ........... Merrill Lynch International & Co. 1,701,724 03/15/28 0.25% 1D P TONA Monthly (65,112)
EXOR NV ................. Barclays Bank plc 2,745,206 03/15/27 0.26% 1D ESTR Monthly 5,102
Far EasTone Telecommunications
Co. Ltd. ................ JPMorgan Chase Bank NA 1,933 02/10/26 0.35% 1D OBFR01 Monthly 97
Fast Retailing Co. Ltd. ........ Merrill Lynch International & Co. 1,536,796 03/15/28 0.25% 1D P TONA Monthly (78,979)
Federal Realty Investment Trust .. Barclays Bank plc 1,982,493 01/23/26 0.20% 1D OBFR01 Monthly 33,576
FinecoBank Banca Fineco SpA .. Merrill Lynch International & Co. 1,660,745 02/15/28 0.26% 1D ESTR Monthly (41,653)
FirstRand Ltd. .............. JPMorgan Chase Bank NA 1,386,183 02/11/26 0.40% 1D RAONON Monthly 55,744
FirstService Corp. ........... Barclays Bank plc 2,333,423 08/25/26 0.20% CABROVER Monthly (28,015)
Fiserv, Inc. ................ Barclays Bank plc 1,670,144 01/23/26 0.20% 1D OBFR01 Monthly (19,840)
Flagstar Financial, Inc. ........ JPMorgan Chase Bank NA 11,277,934 02/09/26 0.20% 1D OBFR01 Monthly (1,164,570)
Flughafen Zurich AG (Registered) . Barclays Bank plc 2,218,580 04/01/26 0.26% SSARON Monthly 77,839
Fomento Economico Mexicano SAB
de CV ................. JPMorgan Chase Bank NA 1,644,625 02/10/26 0.50% TIIEFONDEO Monthly 55,417
Ford Motor Co. ............. Merrill Lynch International & Co. 1,632,907 02/15/28 0.00% 1D OBFR01 Monthly 34,317
Formosa Chemicals & Fibre Corp. JPMorgan Chase Bank NA 1,311 02/10/26 0.35% 1D OBFR01 Monthly 53
Fortis, Inc. ................ Citibank NA 1,856,147 02/24/28 0.20% 1D CORRA Monthly 71,294
Fortive Corp. ............... Merrill Lynch International & Co. 1,734,893 02/15/28 0.00% 1D OBFR01 Monthly 14,050
Fox Corp. ................. Citibank NA 2,203,426 02/24/28 0.20% 1D OBFR01 Monthly 22,592
Fresenius Medical Care AG ..... Barclays Bank plc 1,227,222 03/15/27 0.26% 1D ESTR Monthly 51,447
GE Vernova, Inc. ............ Citibank NA 1,095,429 02/24/28 0.20% 1D OBFR01 Monthly (50,099)
GEA Group AG ............. Merrill Lynch International & Co. 3,104,075 02/15/28 0.26% 1D ESTR Monthly (35,894)
Gecina SA ................ Merrill Lynch International & Co. 1,321,928 02/15/28 0.26% 1D ESTR Monthly (5,906)
General Mills, Inc. ........... Merrill Lynch International & Co. 3,571,775 02/15/28 0.20% 1D OBFR01 Monthly 88,716
Genius Electronic Optical Co. Ltd. Merrill Lynch International & Co. 1,113,886 02/15/28 0.40% 1D OBFR01 Monthly 28,177
Gerdau SA (Preference) ....... JPMorgan Chase Bank NA 1,572,122 02/10/26 0.40% 1D OBFR01 Monthly (32,335)
GFL Environmental, Inc. ....... JPMorgan Chase Bank NA 1,110,034 02/09/26 0.20% COBRO Monthly 36,932
Gildan Activewear, Inc. ........ Barclays Bank plc 1,318,625 08/25/26 0.20% CABROVER Monthly 15,887
Givaudan SA (Registered) ...... Citibank NA 1,644,614 02/26/26 0.05% SSARON Monthly (12,997)
Gunma Bank Ltd. (The) ....... Merrill Lynch International & Co. 902,018 03/15/28 0.15% 1D P TONA Monthly 24,129

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Haidilao International Holding Ltd. Merrill Lynch International & Co. USD 288,366 02/15/28 0.15% HONIA Monthly $ 4,087
Haier Smart Home Co. Ltd. ..... Merrill Lynch International & Co. 2,163,075 02/15/28 0.30% HONIA Monthly (23,200)
Haleon plc ................ Barclays Bank plc 2,139,945 03/26/27 0.25% 1D SONIA Monthly 15,642
Harmonic Drive Systems, Inc. ... Merrill Lynch International & Co. 2,018,362 03/15/28 0.00% 1D P TONA Monthly (3,585)
Harmony Gold Mining Co. Ltd. ... Merrill Lynch International & Co. 854,611 02/15/28 0.85% 1M JIBAR Monthly 168,039
Henderson Land Development Co.
Ltd. ................... JPMorgan Chase Bank NA 1,157,976 02/10/26 0.30% HONIA Monthly 36,138
Hesai Group ............... Citibank NA 1,972,794 02/25/26 0.30% HONIA Monthly (70,021)
Hewlett Packard Enterprise Co. .. Citibank NA 1,049,172 02/24/28 0.20% 1D OBFR01 Monthly (25,020)
HOCHTIEF AG ............. Barclays Bank plc 965,986 03/15/27 0.26% 1D ESTR Monthly 350
Holcim AG ................ Citibank NA 2,170,631 02/26/26 0.10% SSARON Monthly (28,984)
Hon Hai Precision Industry Co. Ltd. Merrill Lynch International & Co. 586,209 02/15/28 0.40% 1D OBFR01 Monthly (717)
Honeywell International, Inc. .... Barclays Bank plc 1,590,720 01/23/26 0.20% 1D OBFR01 Monthly 9,080
Hong Kong Exchanges & Clearing
Ltd. ................... Merrill Lynch International & Co. 531,306 02/15/28 0.30% HONIA Monthly (9,017)
Huntington Ingalls Industries, Inc. . JPMorgan Chase Bank NA 1,568,904 02/09/26 0.20% 1D OBFR01 Monthly 100,974
Hydro One Ltd. ............. Barclays Bank plc 1,169,251 08/25/26 0.20% CABROVER Monthly 18,753
Hyundai Motor Co. ........... Merrill Lynch International & Co. 1,192,922 02/15/28 0.40% 1D OBFR01 Monthly (11,105)
Iberdrola SA ............... JPMorgan Chase Bank NA 4,408,963 02/11/26 0.26% 1D ESTR Monthly 96,218
ICG plc .................. JPMorgan Chase Bank NA 1,806,388 02/11/26 0.25% 1D SONIA Monthly 34,051
Idemitsu Kosan Co. Ltd. ....... Merrill Lynch International & Co. 1,990,683 03/15/28 0.00% 1D P TONA Monthly (32,619)
Incyte Corp. ............... Merrill Lynch International & Co. 831,400 02/15/28 0.20% 1D OBFR01 Monthly 16,700
Informatica, Inc. ............. JPMorgan Chase Bank NA 2,658,225 02/09/26 0.20% 1D OBFR01 Monthly 6,436
Inpex Corp. ................ Barclays Bank plc 1,707,624 01/14/27 0.00% 1D P TONA Monthly 15,519
InterContinental Hotels Group plc . Merrill Lynch International & Co. 1,334,802 02/15/28 0.25% 1D SONIA Monthly 31,486
Interpublic Group of Cos., Inc. (The) Merrill Lynch International & Co. 1,537,965 02/15/28 0.20% 1D OBFR01 Monthly 94,770
Intuitive Surgical, Inc. ......... Barclays Bank plc 1,511,470 01/23/26 0.20% 1D OBFR01 Monthly 9,112
Italgas SpA ................ Barclays Bank plc 1,279,116 03/15/27 0.26% 1D ESTR Monthly 43,699
Jabil, Inc. ................. Merrill Lynch International & Co. 1,791,582 02/15/28 0.00% 1D OBFR01 Monthly 10,929
Japan Exchange Group, Inc. .... Merrill Lynch International & Co. 1,194,234 03/15/28 0.25% 1D P TONA Monthly 53,118
Japan Post Bank Co. Ltd. ...... Citibank NA 1,024,104 02/26/26 0.25% 1D P TONA Monthly 14,265
Japan Post Holdings Co. Ltd. .... Citibank NA 1,329,967 02/26/26 0.25% 1D P TONA Monthly (15,857)
Japan Tobacco, Inc. .......... JPMorgan Chase Bank NA 2,041,382 02/10/26 0.25% 1D P TONA Monthly 28,112
JB Hi-Fi Ltd. ............... JPMorgan Chase Bank NA 1,443,717 02/10/26 0.25% 1D AONIA Monthly (16,208)
JD.com, Inc. ............... JPMorgan Chase Bank NA 1,317,897 02/10/26 0.30% HONIA Monthly 138,058
JPMorgan Chase & Co. ....... Barclays Bank plc 1,780,867 01/23/26 0.20% 1D OBFR01 Monthly 17,084
Kakaku.com, Inc. ............ JPMorgan Chase Bank NA 967,924 02/10/26 0.25% 1D P TONA Monthly (21,589)
Kamigumi Co. Ltd. ........... JPMorgan Chase Bank NA 1,840,873 02/10/26 0.25% 1D P TONA Monthly (23,884)
KDDI Corp. ................ Merrill Lynch International & Co. 1,293,872 03/15/28 0.00% 1D P TONA Monthly (69,025)
Keurig Dr Pepper, Inc. ........ Citibank NA 1,891,362 02/24/28 0.20% 1D OBFR01 Monthly (31,683)
Keyence Corp. ............. JPMorgan Chase Bank NA 1,171,281 02/10/26 0.25% 1D P TONA Monthly (16,342)
Keyera Corp. .............. JPMorgan Chase Bank NA 1,117,823 02/09/26 0.20% COBRO Monthly 9,420
Kingfisher plc .............. Barclays Bank plc 1,081,214 03/26/27 25.00% 1D SONIA Monthly 6,052
Kinross Gold Corp. ........... Barclays Bank plc 2,832,938 08/25/26 0.20% CABROVER Monthly 48,498
KION Group AG ............. Citibank NA 1,168,224 02/26/26 0.26% 1D ESTR Monthly (14,850)
Komatsu Ltd. .............. Merrill Lynch International & Co. 2,388,047 03/15/28 0.25% 1D P TONA Monthly (36,535)
Koninklijke Vopak NV ......... JPMorgan Chase Bank NA 985,436 02/11/26 0.26% 1D ESTR Monthly (53,713)
KT&G Corp. ............... JPMorgan Chase Bank NA 1,104,257 02/10/26 0.35% 1D OBFR01 Monthly (18,314)
Kuaishou Technology ......... Merrill Lynch International & Co. 975,612 02/15/28 0.15% HONIA Monthly 56,221
Kuehne + Nagel International AG
(Registered) ............. JPMorgan Chase Bank NA 1,308,487 02/10/26 0.26% SSARON Monthly (54,666)
Kyushu Financial Group, Inc. .... Citibank NA 1,075,388 02/26/26 0.24% 1D P TONA Monthly 50,794
Largan Precision Co. Ltd. ...... Merrill Lynch International & Co. 384,749 02/15/28 0.40% 1D OBFR01 Monthly 2,177
Las Vegas Sands Corp. ....... Barclays Bank plc 2,653,572 01/23/26 0.20% 1D OBFR01 Monthly 46,686
Lendlease Corp. Ltd. ......... JPMorgan Chase Bank NA 948,131 02/10/26 0.25% 1D AONIA Monthly (5,141)
Lenovo Group Ltd. ........... JPMorgan Chase Bank NA 1,010,056 02/10/26 0.30% HONIA Monthly 68,687
Lockheed Martin Corp. ........ Merrill Lynch International & Co. 1,419,750 02/15/28 0.20% 1D OBFR01 Monthly 77,880
Lojas Renner SA ............ JPMorgan Chase Bank NA 1,056,405 02/10/26 0.40% 1D OBFR01 Monthly (37,520)
LVMH Moet Hennessy Louis Vuitton
SE ................... Merrill Lynch International & Co. 2,835,396 02/15/28 0.26% 1D ESTR Monthly 112,896
LY Corp. .................. JPMorgan Chase Bank NA 727,425 02/10/26 0.25% 1D P TONA Monthly (6,778)
Magellan Financial Group Ltd. ... Merrill Lynch International & Co. 1,855,714 02/15/28 0.25% 1D AONIA Monthly (161,141)
Match Group, Inc. ........... JPMorgan Chase Bank NA 1,880,345 02/09/26 0.20% 1D OBFR01 Monthly (167,325)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
McKesson Corp. ............ Citibank NA USD 1,142,887 02/24/28 0.20% 1D OBFR01 Monthly $ 15,923
Meituan .................. Merrill Lynch International & Co. 488,139 02/15/28 0.30% HONIA Monthly 33,120
MGM China Holdings Ltd. ...... Merrill Lynch International & Co. 1,215,513 02/15/28 0.00% HONIA Monthly 74,036
MGM Resorts International ..... Barclays Bank plc 1,162,313 01/23/26 0.20% 1D OBFR01 Monthly 5,729
Midea Group Co. Ltd. ......... Merrill Lynch International & Co. 936,649 02/15/28 0.00% HONIA Monthly (39,590)
MISUMI Group, Inc. .......... JPMorgan Chase Bank NA 783,864 02/10/26 0.25% 1D P TONA Monthly (16,022)
Mitsui & Co. Ltd. ............ Merrill Lynch International & Co. 260,290 03/15/28 0.15% 1D P TONA Monthly (2,045)
Morinaga & Co. Ltd. .......... Merrill Lynch International & Co. 986,612 03/15/28 0.00% 1D P TONA Monthly (33,186)
Mr Price Group Ltd. .......... Merrill Lynch International & Co. 2,243,487 02/15/28 0.85% 1M JIBAR Monthly (69,001)
Murata Manufacturing Co. Ltd. ... Citibank NA 1,284,397 02/26/26 0.25% 1D P TONA Monthly 824
NatWest Group plc ........... Merrill Lynch International & Co. 2,295,169 02/15/28 0.25% 1D SONIA Monthly (22,888)
NAVER Corp. .............. Merrill Lynch International & Co. 42,947 02/15/28 0.40% 1D OBFR01 Monthly 5,984
Nestle SA (Registered) ........ Citibank NA 1,998,192 02/26/26 0.26% SSARON Monthly 40,550
NetEase, Inc. .............. Merrill Lynch International & Co. 155 02/15/28 0.20% 1D OBFR01 Monthly (3)
Netflix, Inc. ................ Citibank NA 2,207,417 02/24/28 0.20% 1D OBFR01 Monthly (49,361)
Next plc .................. Merrill Lynch International & Co. 2,160,044 02/15/28 0.25% 1D SONIA Monthly 57,118
Nichirei Corp. .............. JPMorgan Chase Bank NA 816,427 02/10/26 0.25% 1D P TONA Monthly 8,964
Nihon Kohden Corp. .......... Citibank NA 1,793,435 02/26/26 0.25% 1D P TONA Monthly (69,703)
Nippon Shinyaku Co. Ltd. ...... JPMorgan Chase Bank NA 834,250 02/10/26 0.25% 1D P TONA Monthly (9,736)
Nissan Chemical Corp. ........ Citibank NA 1,581,388 02/26/26 0.22% 1D P TONA Monthly (49,125)
Nissan Motor Co. Ltd. ......... Barclays Bank plc 839,450 01/14/27 0.15% 1D P TONA Monthly (22,548)
Nomura Holdings, Inc. ........ JPMorgan Chase Bank NA 1,081,540 02/10/26 0.25% 1D P TONA Monthly 172
Northern Data AG ........... Barclays Bank plc 2,314,167 03/15/27 0.26% 1D ESTR Monthly (80,167)
Novartis AG (Registered) ...... JPMorgan Chase Bank NA 2,879,663 02/10/26 0.26% SSARON Monthly 493
NXP Semiconductors NV ...... Merrill Lynch International & Co. 1,249,839 02/15/28 0.20% 1D OBFR01 Monthly 48,222
Omnicom Group, Inc. ......... Citibank NA 1,475,694 02/24/28 0.20% 1D OBFR01 Monthly 138,600
Otis Worldwide Corp. ......... Barclays Bank plc 1,920,595 01/23/26 0.20% 1D OBFR01 Monthly 45,150
Pandora A/S ............... Merrill Lynch International & Co. 1,348,608 02/15/28 0.26% 1W CIBOR Monthly (54,209)
Paramount Skydance Corp. ..... JPMorgan Chase Bank NA 1,477,892 02/09/26 0.20% 1D OBFR01 Monthly 156,361
Partners Group Holding AG ..... Merrill Lynch International & Co. 2,741,113 02/15/28 0.26% SSARON Monthly (124,292)
PayPal Holdings, Inc. ......... JPMorgan Chase Bank NA 1,361,160 02/09/26 0.20% 1D OBFR01 Monthly (26,666)
PDD Holdings, Inc. ........... Merrill Lynch International & Co. 127 02/15/28 0.20% 1D OBFR01 Monthly 5
Pearson plc ............... JPMorgan Chase Bank NA 1,577,729 02/11/26 0.25% 1D SONIA Monthly 15,031
Pfizer, Inc. ................ JPMorgan Chase Bank NA 1,474,788 02/09/26 0.20% 1D OBFR01 Monthly 64,204
Philip Morris International, Inc. ... JPMorgan Chase Bank NA 1,171,584 02/09/26 0.20% 1D OBFR01 Monthly (3,744)
Pinnacle West Capital Corp. .... Barclays Bank plc 1,923,598 01/23/26 0.20% 1D OBFR01 Monthly 75,820
Pop Mart International Group Ltd. . Merrill Lynch International & Co. 1,164,884 02/15/28 0.30% 1D OBFR01 Monthly 33,930
Powszechny Zaklad Ubezpieczen
SA ................... Merrill Lynch International & Co. 1,616,691 02/15/28 0.45% 1D OBFR01 Monthly (207,522)
Principal Financial Group, Inc. ... Barclays Bank plc 1,816,841 01/23/26 0.20% 1D OBFR01 Monthly 15,470
Prudential Financial, Inc. ....... Citibank NA 2,284,358 02/24/28 0.20% 1D OBFR01 Monthly 18,670
Prysmian SpA .............. Merrill Lynch International & Co. 301,046 02/15/28 0.26% 1D ESTR Monthly 15,532
RB Global, Inc. ............. Citibank NA 1,459,224 02/24/28 0.20% 1D CORRA Monthly (40,316)
Regions Financial Corp. ....... Citibank NA 1,482,499 02/24/28 0.20% 1D OBFR01 Monthly (5,779)
RELX plc ................. Merrill Lynch International & Co. 1,026,379 02/15/28 0.25% 1D SONIA Monthly 29,533
Renault SA ................ Merrill Lynch International & Co. 1,457,659 02/15/28 0.26% 1D ESTR Monthly 10,269
Rightmove plc .............. Barclays Bank plc 1,424,237 03/26/27 0.25% 1D SONIA Monthly (19,454)
Rolls-Royce Holdings plc ...... Merrill Lynch International & Co. 913,727 02/15/28 0.25% 1D SONIA Monthly 39,477
Sage Group plc (The) ......... Barclays Bank plc 2,095,824 03/26/27 0.25% 1D SONIA Monthly 10,675
Salesforce, Inc. ............. Barclays Bank plc 1,919,374 01/23/26 0.20% 1D OBFR01 Monthly (94,474)
Sampo OYJ ............... Barclays Bank plc 1,189,407 03/15/27 0.26% 1D ESTR Monthly 25,821
Samsung Electronics Co. Ltd. ... Merrill Lynch International & Co. 3,494,335 02/15/28 0.40% 1D OBFR01 Monthly 310,352
Sanofi SA ................. Merrill Lynch International & Co. 2,873,927 02/15/28 0.26% 1D ESTR Monthly 42,645
Santen Pharmaceutical Co. Ltd. .. JPMorgan Chase Bank NA 890,904 02/10/26 0.25% 1D
P
TONA Monthly 535
Sanwa Holdings Corp. ........ JPMorgan Chase Bank NA 1,790,304 02/10/26 0.25% 1D P TONA Monthly (215,077)
Schneider Electric SE ......... Citibank NA 1,053,222 02/26/26 0.26% 1D ESTR Monthly 44,519
Schroders plc .............. Barclays Bank plc 2,060,489 03/26/27 0.25% 1D SONIA Monthly (5,809)
Scout24 SE ............... Barclays Bank plc 1,484,131 03/15/27 0.26% 1D ESTR Monthly 33,903
SCREEN Holdings Co. Ltd. ..... Merrill Lynch International & Co. 209,278 03/15/28 0.15% 1D P TONA Monthly 8,191
SEEK Ltd. ................ Merrill Lynch International & Co. 923,820 02/15/28 0.25% 1D AONIA Monthly 12,647
Segro plc ................. Barclays Bank plc 1,856,210 03/26/27 0.25% 1D SONIA Monthly 58,561
Shenzhou International Group
Holdings Ltd. ............ JPMorgan Chase Bank NA 1,116,323 02/10/26 0.30% HONIA Monthly 26,055

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Shimizu Corp. .............. Citibank NA USD 1,576,394 02/26/26 0.25% 1D P TONA Monthly $ (8,660)
Siemens Energy AG .......... Barclays Bank plc 796,528 03/15/27 0.26% 1D ESTR Monthly 26,526
Singapore Technologies Engineering
Ltd. ................... JPMorgan Chase Bank NA 1,349,394 02/10/26 0.30% 1D OBFR01 Monthly 105,641
Skanska AB ............... Barclays Bank plc 1,291,276 04/23/26 0.28% 1D STIBOR Monthly 40,261
Skyworks Solutions, Inc. ....... Merrill Lynch International & Co. 1,408,878 02/15/28 0.00% 1D OBFR01 Monthly 76,836
SMG Swiss Marketplace Group AG JPMorgan Chase Bank NA 432,293 02/11/26 0.26% 1D OBFR01 Monthly (6,733)
Southwest Airlines Co. ........ Merrill Lynch International & Co. 314,300 02/15/28 0.20% 1D OBFR01 Monthly 4,800
St James's Place plc ......... Barclays Bank plc 1,266,182 03/26/27 0.25% 1D SONIA Monthly (13,327)
Sun Life Financial, Inc. ........ Merrill Lynch International & Co. 3,833,737 02/15/28 0.20% CABROVER Monthly 63,433
Sunny Optical Technology Group Co.
Ltd. ................... Merrill Lynch International & Co. 1,131,564 02/15/28 0.15% HONIA Monthly 137,384
Suzuki Motor Corp. .......... Merrill Lynch International & Co. 1,239,996 03/15/28 0.00% 1D OBFR01 Monthly 44,098
Swire Pacific Ltd. ............ JPMorgan Chase Bank NA 1,167,442 02/10/26 0.30% HONIA Monthly (36,064)
Symrise AG ............... Citibank NA 1,880,300 02/26/26 0.26% 1D ESTR Monthly (27,833)
Synchrony Financial .......... Merrill Lynch International & Co. 1,325,423 02/15/28 0.00% 1D OBFR01 Monthly (89,153)
Synthomer plc .............. Merrill Lynch International & Co. 494,479 02/15/28 0.25% 1D SONIA Monthly 117,812
T Rowe Price Group, Inc. ...... Merrill Lynch International & Co. 1,781,307 02/15/28 0.20% 1D OBFR01 Monthly (26,163)
Taiwan Semiconductor
Manufacturing Co. Ltd. ...... Merrill Lynch International & Co. 539,973 02/15/28 0.40% 1D OBFR01 Monthly 24,719
Tapestry, Inc. ............... Citibank NA 1,059,084 02/24/28 0.20% 1D OBFR01 Monthly (6,138)
TE Connectivity plc .......... Citibank NA 1,661,284 02/24/28 0.20% 1D OBFR01 Monthly 7,144
Techtronic Industries Co. Ltd. .... Merrill Lynch International & Co. 803,529 02/15/28 0.30% HONIA Monthly 14,597
Teck Resources Ltd. .......... Citibank NA 772,719 02/24/28 0.20% 1D CORRA Monthly 109,012
Teijin Ltd. ................. Barclays Bank plc 1,405,981 01/14/27 0.00% 1D P TONA Monthly (31,838)
Telecom Italia SpA ........... Merrill Lynch International & Co. 2,461,828 02/15/28 0.26% 1D ESTR Monthly (3,254)
Telecom Italia SpA ........... Merrill Lynch International & Co. 77 02/15/28 0.00% 1D ESTR Monthly (1)
Telenor ASA ............... Barclays Bank plc 1,665,208 04/23/26 0.28% NOWA Monthly 14,053
Telia Co. AB ............... Barclays Bank plc 1,483,764 04/23/26 0.28% 1D STIBOR Monthly 29,253
Tencent Holdings Ltd. ......... Merrill Lynch International & Co. 2,216,140 02/15/28 0.30% HONIA Monthly 67,477
Textron, Inc. ............... Merrill Lynch International & Co. 2,894,496 02/15/28 0.20% 1D OBFR01 Monthly 79,552
Tokyo Electron Ltd. .......... Merrill Lynch International & Co. 217,829 03/15/28 0.25% 1D P TONA Monthly 30,345
TOTO Ltd. ................ JPMorgan Chase Bank NA 1,002,593 02/10/26 0.25% 1D P TONA Monthly (58,441)
Toyota Motor Corp. .......... Merrill Lynch International & Co. 2,066,953 03/15/28 0.25% 1D P TONA Monthly (40,671)
TPG Telecom Ltd. ........... Merrill Lynch International & Co. 2,435,005 02/15/28 0.25% 1D AONIA Monthly 90,263
Transmissora Alianca de Energia
Eletrica SA .............. JPMorgan Chase Bank NA 1,757,082 02/10/26 0.40% 1D OBFR01 Monthly 51,629
Transurban Group ........... JPMorgan Chase Bank NA 2,719,741 02/10/26 0.25% 1D AONIA Monthly (100,282)
Trip.com Group Ltd. .......... JPMorgan Chase Bank NA 953,259 02/10/26 0.30% HONIA Monthly (5,290)
UnitedHealth Group, Inc. ....... Merrill Lynch International & Co. 1,712,259 02/15/28 0.20% 1D OBFR01 Monthly (3,024)
UOL Group Ltd. ............. Merrill Lynch International & Co. 1,852,091 02/15/28 0.30% 1D OBFR01 Monthly 3,351
Valero Energy Corp. .......... Barclays Bank plc 1,348,164 01/23/26 0.20% 1D OBFR01 Monthly 30,942
Venture Corp. Ltd. ........... JPMorgan Chase Bank NA 1,694,264 02/10/26 0.30% 1D OBFR01 Monthly 1,550
Verisk Analytics, Inc. .......... Barclays Bank plc 1,553,481 01/23/26 0.20% 1D OBFR01 Monthly 56,183
Verizon Communications, Inc. ... JPMorgan Chase Bank NA 3,236,004 02/09/26 0.20% 1D OBFR01 Monthly 47,060
Viatris, Inc. ................ JPMorgan Chase Bank NA 1,456,727 02/09/26 0.20% 1D OBFR01 Monthly (71,717)
VICI Properties, Inc. .......... Barclays Bank plc 2,935,562 01/23/26 0.20% 1D OBFR01 Monthly 110,211
Vinci SA .................. Barclays Bank plc 1,386,840 03/15/27 0.26% 1D ESTR Monthly 16,777
Vodafone Group plc .......... Citibank NA 1,347,662 02/26/26 0.10% 1D SONIA Monthly 26,658
Volvo AB ................. Barclays Bank plc 1,424,790 04/23/26 0.28% 1D STIBOR Monthly (9,916)
Warehouses De Pauw CVA ..... JPMorgan Chase Bank NA 1,934,635 02/11/26 0.26% 1D ESTR Monthly (21,829)
Warner Bros Discovery, Inc. ..... JPMorgan Chase Bank NA 931,908 02/09/26 0.20% 1D OBFR01 Monthly 1,548
Waters Corp. ............... Citibank NA 967,936 02/24/28 0.20% 1D OBFR01 Monthly (8,544)
Wells Fargo & Co. ........... Citibank NA 2,239,708 02/24/28 0.20% 1D OBFR01 Monthly (35,242)
Westinghouse Air Brake
Technologies Corp. ........ Citibank NA 1,900,416 02/24/28 0.20% 1D OBFR01 Monthly 24,096
Westpac Banking Corp. ....... Merrill Lynch International & Co. 1,322,653 02/15/28 0.25% 1D AONIA Monthly 6,813
WH Group Ltd. ............. Merrill Lynch International & Co. 1,370,153 02/15/28 0.30% HONIA Monthly (56,533)
Wolters Kluwer NV ........... Merrill Lynch International & Co. 1,480,116 02/15/28 0.26% 1D ESTR Monthly 75,983
Workday, Inc. .............. Merrill Lynch International & Co. 1,203,795 02/15/28 0.20% 1D OBFR01 Monthly 72,074
Worley Ltd. ................ JPMorgan Chase Bank NA 999,484 02/10/26 0.25% 1D AONIA Monthly (27,753)
Xiaomi Corp. ............... Merrill Lynch International & Co. 249,965 02/15/28 0.30% HONIA Monthly (9,420)
Yamaha Corp. .............. Merrill Lynch International & Co. 1,243,664 03/15/28 0.25% 1D P TONA Monthly (45,201)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Yum China Holdings, Inc. ...... Merrill Lynch International & Co. USD 2,332,107 02/15/28 0.30% HONIA Monthly $ (10,643)
Zijin Gold International Co. Ltd. .. JPMorgan Chase Bank NA 531,517 02/10/26 0.00% HONIA Monthly 354,934
Zimmer Biomet Holdings, Inc. ... Merrill Lynch International & Co. 1,907,505 02/15/28 0.20% 1D OBFR01 Monthly (45,855)
Zoetis, Inc. ................ Citibank NA 1,399,981 02/24/28 0.20% 1D OBFR01 Monthly 19,323
Zurich Insurance Group AG ..... Citibank NA 1,758,158 02/26/26 0.26% 1D OBFR01 Monthly 28,800
Total long positions of equity swaps 1,077,354
Short contracts
(b)
3M Co. ................... Citibank NA (1,217,866) 02/24/28 (0.15)% 1D OBFR01 Monthly (8,056)
ABN AMRO Bank NV ......... Barclays Bank plc (340,793) 03/15/27 (0.26)% 1D ESTR Monthly (8,874)
ABN AMRO Bank NV ......... Citibank NA (971,059) 02/26/26 (0.26)% 1D ESTR Monthly (23,407)
AddTech AB ............... Barclays Bank plc (937,847) 04/23/26 (0.26)% 1D STIBOR Monthly 43,265
Aeon Co. Ltd. .............. Barclays Bank plc (2,046,332) 01/14/27 (0.20)% 1D P TONA Monthly (17,171)
AGC, Inc. ................. Citibank NA (929,557) 02/26/26 (0.17)% 1D P TONA Monthly (3,155)
AGC, Inc. ................. Merrill Lynch International & Co. (1,250,259) 03/15/28 0.00% 1D P TONA Monthly (18,360)
Ageas SA ................. Citibank NA (3,003,305) 02/26/26 (0.26)% 1D ESTR Monthly (34,502)
Airtel Africa plc ............. Barclays Bank plc (2,469,613) 03/26/27 (0.25)% 1D SONIA Monthly (212,386)
Ajinomoto Co., Inc. ........... Citibank NA (1,293,032) 02/26/26 (0.19)% 1D P TONA Monthly 11,518
Akamai Technologies, Inc. ...... Barclays Bank plc (981,504) 01/23/26 (0.15)% 1D OBFR01 Monthly 11,776
Alexandria Real Estate Equities, Inc. Barclays Bank plc (1,434,363) 01/23/26 (0.15)% 1D OBFR01 Monthly 42,585
Alfa SAB de CV ............. JPMorgan Chase Bank NA (1,029,048) 02/10/26 (0.50)% TIIEFONDEO Monthly (39,732)
Align Technology, Inc. ......... Barclays Bank plc (1,107,743) 01/23/26 (0.15)% 1D OBFR01 Monthly 43,373
Allegion plc ................ Citibank NA (1,362,449) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,146)
Amadeus IT Group SA ........ Merrill Lynch International & Co. (2,100,045) 02/15/28 (0.26)% 1D ESTR Monthly 9,464
Amcor plc ................. Barclays Bank plc (2,247,300) 01/23/26 (0.15)% 1D OBFR01 Monthly 19,068
American Express Co. ........ Citibank NA (1,333,293) 02/24/28 (0.15)% 1D OBFR01 Monthly 37,869
ANA Holdings, Inc. ........... Merrill Lynch International & Co. (10,957,160) 03/15/28 (0.35)% 1D P TONA Monthly 348,832
Anglogold Ashanti plc ......... Merrill Lynch International & Co. (1,281,975) 02/15/28 (0.35)% 1D OBFR01 Monthly (58,646)
Ansell Ltd. ................ JPMorgan Chase Bank NA (1,819,608) 02/10/26 (0.25)% 1D AONIA Monthly 127,659
Aozora Bank Ltd. ............ JPMorgan Chase Bank NA (838,433) 02/10/26 (1.23)% 1D P TONA Monthly (12,028)
Arkema SA ................ Barclays Bank plc (2,226,962) 03/15/27 (0.26)% 1D ESTR Monthly 52,066
Arthur J Gallagher & Co. ....... Citibank NA (2,010,402) 02/24/28 (0.15)% 1D OBFR01 Monthly (64,856)
Aspen Pharmacare Holdings Ltd. . Merrill Lynch International & Co. (1,237,895) 02/15/28 (0.35)% 1M JIBAR Monthly 61,535
Atlantic Union Bankshares Corp. . JPMorgan Chase Bank NA (1,071,035) 02/09/26 (0.15)% 1D OBFR01 Monthly 6,336
AutoZone, Inc. .............. Barclays Bank plc (824,200) 01/23/26 (0.15)% 1D OBFR01 Monthly (33,848)
Axon Enterprise, Inc. ......... Barclays Bank plc (1,080,405) 01/23/26 (0.15)% 1D OBFR01 Monthly 75,709
Baidu, Inc. ................ Merrill Lynch International & Co. (806,265) 02/15/28 (0.30)% HONIA Monthly (12,190)
Bank of Montreal ............ Citibank NA (3,952,349) 02/24/28 (0.20)% 1D CORRA Monthly (48,114)
Bank of New York Mellon Corp.
(The) .................. Citibank NA (1,546,428) 02/24/28 (0.15)% 1D OBFR01 Monthly (804)
Barratt Redrow plc ........... Barclays Bank plc (3,038,277) 03/26/27 (0.25)% 1D SONIA Monthly (163,141)
Barry Callebaut AG (Registered) .. Barclays Bank plc (2,146,382) 04/01/26 (0.26)% SSARON Monthly (57,159)
BASF SE ................. Barclays Bank plc (1,267,916) 03/15/27 (0.26)% 1D ESTR Monthly (11,169)
BASF SE ................. Citibank NA (525,563) 02/26/26 (0.26)% 1D ESTR Monthly (4,058)
Baxter International, Inc. ....... Citibank NA (1,741,273) 02/24/28 (0.15)% 1D OBFR01 Monthly (632)
Beazley plc ................ Citibank NA (1,309,343) 02/26/26 (0.25)% 1D SONIA Monthly (104,442)
Bechtle AG ................ Citibank NA (1,502,371) 02/26/26 (0.26)% 1D ESTR Monthly (32,426)
BeOne Medicines Ltd. ........ Merrill Lynch International & Co. (1,121,914) 02/15/28 (0.15)% HONIA Monthly (46,810)
Berkshire Hathaway, Inc. ....... Citibank NA (2,419,179) 02/24/28 (0.15)% 1D OBFR01 Monthly (44,247)
BioMerieux ................ Citibank NA (1,939,928) 02/26/26 (0.26)% 1D ESTR Monthly (6,240)
BIPROGY, Inc. ............. Merrill Lynch International & Co. (1,158,443) 03/15/28 (0.15)% 1D OBFR01 Monthly 69,193
BKW AG ................. Citibank NA (4,417,980) 02/26/26 (0.26)% SSARON Monthly (150,421)
Block, Inc. ................ Barclays Bank plc (1,870,716) 01/23/26 (0.15)% 1D OBFR01 Monthly 121,782
BlueScope Steel Ltd. ......... JPMorgan Chase Bank NA (1,887,550) 02/10/26 (0.25)% 1D AONIA Monthly 5,433
Brandywine Realty Trust ....... Merrill Lynch International & Co. (57,250) 02/15/28 (0.15)% 1D OBFR01 Monthly 5,125
Broadridge Financial Solutions, Inc. Barclays Bank plc (1,232,160) 01/23/26 (0.15)% 1D OBFR01 Monthly 17,493
Brookfield Asset Management Ltd. Citibank NA (2,018,344) 02/24/28 (0.20)% 1D CORRA Monthly 134,662
BT Group plc ............... Barclays Bank plc (1,193,085) 03/26/27 (0.25)% 1D SONIA Monthly 35,114
Builders FirstSource, Inc. ...... Citibank NA (765,724) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,849
BXP, Inc. ................. Citibank NA (1,408,151) 02/24/28 (0.15)% 1D OBFR01 Monthly 25,427
BXP, Inc. ................. Merrill Lynch International & Co. (2,148,717) 02/15/28 (0.15)% 1D OBFR01 Monthly 37,907
Camden Property Trust ........ Citibank NA (1,546,974) 02/24/28 (0.15)% 1D OBFR01 Monthly 20,020

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Canadian Pacific Kansas City Ltd. Citibank NA USD (1,821,683) 02/24/28 (0.20)% 1D CORRA Monthly $ (10,458)
CAR Group Ltd. ............. JPMorgan Chase Bank NA (1,232,711) 02/10/26 (0.25)% 1D AONIA Monthly 84,770
Carl Zeiss Meditec AG ........ Citibank NA (1,032,468) 02/26/26 (1.00)% 1D ESTR Monthly 64,682
Cencora, Inc. .............. Barclays Bank plc (1,703,861) 01/23/26 (0.15)% 1D OBFR01 Monthly (140,066)
CH Robinson Worldwide, Inc. ... Barclays Bank plc (2,063,292) 01/23/26 (0.15)% 1D OBFR01 Monthly 24,332
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (724,076) 02/10/26 (0.51)% 1D OBFR01 Monthly 26,495
China Construction Bank Corp. .. Merrill Lynch International & Co. (1,571,577) 02/15/28 (0.15)% HONIA Monthly 58,013
China Everbright Bank Co. Ltd. .. JPMorgan Chase Bank NA (59,763) 02/10/26 (1.30)% HONIA Monthly 5,221
China Everbright Bank Co. Ltd. .. Merrill Lynch International & Co. (869,819) 02/15/28 (0.30)% HONIA Monthly 60,022
China Life Insurance Co. Ltd. .... Merrill Lynch International & Co. (1,033,850) 02/15/28 (0.15)% HONIA Monthly 39,853
China Merchants Bank Co. Ltd. .. Merrill Lynch International & Co. (979,895) 02/15/28 (0.30)% HONIA Monthly 25,291
China Pacific Insurance Group Co.
Ltd. ................... JPMorgan Chase Bank NA (25,578,552) 02/10/26 (0.43)% HONIA Monthly 1,595,789
China Petroleum & Chemical Corp. Merrill Lynch International & Co. (17,139,163) 02/15/28 (0.15)% HONIA Monthly 721,948
China Railway Group Ltd. ...... Merrill Lynch International & Co. (733,847) 02/15/28 0.00% HONIA Monthly (17,679)
China Steel Corp. ........... JPMorgan Chase Bank NA (610,801) 02/10/26 (0.18)% 1D OBFR01 Monthly 1,644
Cie Generale des Etablissements
Michelin SCA ............ Citibank NA (1,695,597) 02/26/26 (0.26)% 1D ESTR Monthly (650)
Cigna Group (The) ........... Citibank NA (952,446) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,221
Coca-Cola Europacific Partners plc Merrill Lynch International & Co. (1,155,224) 02/15/28 (0.25)% 1D SONIA Monthly (51,859)
Coinbase Global, Inc. ......... Merrill Lynch International & Co. (10,330,562) 02/15/28 (0.15)% 1D OBFR01 Monthly (330,747)
Community Financial System, Inc. JPMorgan Chase Bank NA (1,730,649) 02/09/26 (0.15)% 1D OBFR01 Monthly 45,687
ConocoPhillips ............. Barclays Bank plc (1,097,484) 01/23/26 (0.15)% 1D OBFR01 Monthly (28,137)
Continental AG ............. Barclays Bank plc (1,491,978) 03/15/27 (0.26)% 1D ESTR Monthly (9,763)
CoStar Group, Inc. ........... Citibank NA (871,731) 02/24/28 (0.15)% 1D OBFR01 Monthly 19,594
CPFL Energia SA ............ JPMorgan Chase Bank NA (1,968,025) 02/10/26 (0.40)% 1D OBFR01 Monthly (91,729)
Croda International plc ........ Barclays Bank plc (2,013,718) 03/26/27 (0.25)% 1D SONIA Monthly (27,527)
CVB Financial Corp. .......... JPMorgan Chase Bank NA (1,463,187) 02/09/26 (0.15)% 1D OBFR01 Monthly 93,441
Daito Trust Construction Co. Ltd. . Citibank NA (88,934) 02/26/26 (0.25)% 1D P TONA Monthly 1,169
Daito Trust Construction Co. Ltd. . Merrill Lynch International & Co. (1,365,899) 03/15/28 (0.16)% 1D P TONA Monthly 5,541
Daiwa House Industry Co. Ltd. ... Merrill Lynch International & Co. (4,977,311) 03/15/28 (0.25)% 1D P TONA Monthly 128,782
Danone SA ................ Citibank NA (2,003,071) 02/26/26 (0.26)% 1D ESTR Monthly (44,561)
Davide Campari-Milano NV ..... Citibank NA (428,207) 02/26/26 (0.46)% 1D ESTR Monthly 16,544
Davide Campari-Milano NV ..... JPMorgan Chase Bank NA (1,070,787) 02/11/26 (0.34)% 1D ESTR Monthly 105,617
DCC plc .................. Barclays Bank plc (2,327,295) 03/26/27 (0.25)% 1D SONIA Monthly (9,406)
Demant A/S ............... Merrill Lynch International & Co. (1,201,281) 02/15/28 (0.26)% 1W CIBOR Monthly 115,146
Deutsche Lufthansa AG (Registered) Merrill Lynch International & Co. (4,044,613) 02/15/28 (0.26)% 1D ESTR Monthly 113,135
Diamondback Energy, Inc. ...... Barclays Bank plc (921,744) 01/23/26 (0.15)% 1D OBFR01 Monthly (22,716)
Disco Corp. ................ Barclays Bank plc (805,626) 01/14/27 (0.15)% 1D P TONA Monthly 21,775
Dollarama, Inc. ............. Citibank NA (1,082,048) 02/24/28 (0.20)% 1D CORRA Monthly 13,805
DoorDash, Inc. ............. Citibank NA (1,005,860) 02/24/28 (0.15)% 1D OBFR01 Monthly (503)
Dr Ing hc F Porsche AG (Preference) Barclays Bank plc (801,973) 03/15/27 (26.00)% 1D ESTR Monthly 2,001
DWS Group GmbH & Co. KGaA .. Barclays Bank plc (419,245) 03/15/27 (0.26)% 1D ESTR Monthly (1,543)
Ecolab, Inc. ............... Citibank NA (1,736,085) 02/24/28 (0.15)% 1D OBFR01 Monthly (44,005)
Edenred SE ............... Barclays Bank plc (1,307,691) 03/15/27 (0.26)% 1D ESTR Monthly (11,644)
Enbridge, Inc. .............. Citibank NA (2,073,726) 02/24/28 (0.20)% 1D CORRA Monthly (65,315)
Endesa SA ................ Merrill Lynch International & Co. (2,257,631) 02/15/28 (0.26)% 1D ESTR Monthly (39,279)
Energisa SA ............... Merrill Lynch International & Co. (1,263,714) 02/15/28 (0.40)% 1D OBFR01 Monthly (33,368)
Engie Brasil Energia SA ....... Merrill Lynch International & Co. (900,660) 02/15/28 (9.50)% 1D OBFR01 Monthly 1,577
Eurofins Scientific SE ......... Barclays Bank plc (1,110,280) 03/15/27 (0.26)% 1D ESTR Monthly 9,092
Evolution Mining Ltd. ......... JPMorgan Chase Bank NA (798,956) 02/10/26 (0.25)% 1D AONIA Monthly (164,109)
Expand Energy Corp. ......... Citibank NA (2,466,326) 02/24/28 (0.15)% 1D OBFR01 Monthly (200,298)
Exxon Mobil Corp. ........... Barclays Bank plc (2,139,582) 01/23/26 (0.15)% 1D OBFR01 Monthly (13,943)
Fastenal Co. ............... Barclays Bank plc (1,187,424) 01/23/26 (0.15)% 1D OBFR01 Monthly (48,384)
FedEx Corp. ............... Citibank NA (1,311,684) 02/24/28 (0.15)% 1D OBFR01 Monthly (32,433)
First Solar, Inc. ............. Barclays Bank plc (811,040) 01/23/26 (0.15)% 1D OBFR01 Monthly (4,921)
FirstEnergy Corp. ........... Barclays Bank plc (2,370,151) 01/23/26 (0.15)% 1D OBFR01 Monthly (136,203)
Food & Life Cos. Ltd. ......... Merrill Lynch International & Co. (805,711) 03/15/28 (0.15)% 1D P TONA Monthly (13,917)
Franco-Nevada Corp. ......... Merrill Lynch International & Co. (1,832,897) 02/15/28 0.00% CABROVER Monthly (81,324)
Fresenius SE & Co. KGaA ...... Citibank NA (1,850,305) 02/26/26 (0.09)% 1D ESTR Monthly (33,037)
Fujitsu Ltd. ................ Merrill Lynch International & Co. (2,474,089) 03/15/28 0.00% 1D P TONA Monthly 158,751
Genting Singapore Ltd. ........ Merrill Lynch International & Co. (2,143,240) 02/15/28 (0.30)% 1D OBFR01 Monthly 68,990
Genuine Parts Co. ........... Citibank NA (2,635,942) 02/24/28 (0.15)% 1D OBFR01 Monthly (11,318)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Georg Fischer AG (Registered) .. Barclays Bank plc USD (1,496,872) 04/01/26 (0.26)% SSARON Monthly $ (19,850)
Great-West Lifeco, Inc. ........ Citibank NA (909,899) 02/24/28 (0.20)% 1D CORRA Monthly (31,637)
Great-West Lifeco, Inc. ........ Merrill Lynch International & Co. (1,034,276) 02/15/28 (0.20)% CABROVER Monthly (45,244)
GS Yuasa Corp. ............ Barclays Bank plc (1,003,088) 01/14/27 (0.20)% 1D P TONA Monthly (957)
H & M Hennes & Mauritz AB .... Merrill Lynch International & Co. (904,279) 02/15/28 (0.50)% 1D STIBOR Monthly (170,609)
Halliburton Co. ............. Barclays Bank plc (879,529) 01/23/26 (0.15)% 1D OBFR01 Monthly (77,411)
Hankyu Hanshin Holdings, Inc. ... Citibank NA (1,603,418) 02/26/26 (0.25)% 1D P TONA Monthly 13,957
Hannover Rueck SE .......... Citibank NA (1,352,127) 02/26/26 (0.26)% 1D ESTR Monthly (66,139)
Hapvida Participacoes e
Investimentos SA .......... Merrill Lynch International & Co. (704,957) 02/15/28 (0.40)% 1D OBFR01 Monthly 63,028
Heiwa Corp. ............... Barclays Bank plc (1,451,115) 01/14/27 (0.39)% 1D P TONA Monthly 39,983
Holmen AB ................ Barclays Bank plc (2,609,040) 04/23/26 (0.26)% 1D STIBOR Monthly (4,950)
HSBC Holdings plc .......... Barclays Bank plc (1,305,508) 03/26/27 0.05% 1D SONIA Monthly (22,537)
Hua Nan Financial Holdings Co. Ltd. JPMorgan Chase Bank NA (787,552) 02/10/26 (0.35)% 1D OBFR01 Monthly (16,461)
HUTCHMED China Ltd. ....... JPMorgan Chase Bank NA (31,930) 02/10/26 (0.34)% HONIA Monthly 153
HUTCHMED China Ltd. ....... Merrill Lynch International & Co. (383,189) 02/15/28 (0.90)% HONIA Monthly 17,934
IDEXX Laboratories, Inc. ....... Citibank NA (1,030,560) 02/24/28 (0.15)% 1D OBFR01 Monthly 8,336
Iluka Resources Ltd. .......... JPMorgan Chase Bank NA (1,364,012) 02/10/26 (0.25)% 1D OBFR01 Monthly (590)
IMCD NV ................. Barclays Bank plc (2,382,426) 03/15/27 (0.26)% 1D ESTR Monthly 71,088
IMI plc ................... Barclays Bank plc (1,559,466) 03/26/27 (0.25)% 1D SONIA Monthly (317)
Informa plc ................ Barclays Bank plc (1,767,859) 03/26/27 (0.25)% 1D SONIA Monthly (4,620)
Infroneer Holdings, Inc. ........ Merrill Lynch International & Co. (1,407,393) 03/15/28 0.00% 1D P TONA Monthly (6,762)
InPost SA ................. Citibank NA (839,492) 02/26/26 0.00% 1D ESTR Monthly (3,203)
International Business Machines
Corp. .................. Citibank NA (1,386,723) 02/24/28 (0.15)% 1D OBFR01 Monthly (52,293)
International Paper Co. ........ Barclays Bank plc (3,378,879) 01/23/26 (0.15)% 1D OBFR01 Monthly (17,601)
International Paper Co. ........ Barclays Bank plc (1,061,797) 03/26/27 (0.75)% 1D SONIA Monthly 16,883
Invesco Preferred ETF ........ JPMorgan Chase Bank NA (11,730,000) 02/09/26 (0.58)% 1D OBFR01 Monthly 130,000
Investment AB Latour ......... Barclays Bank plc (2,712,756) 04/23/26 (0.26)% 1D STIBOR Monthly 46,255
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (43,871,164) 02/24/28 (0.38)% 1D OBFR01 Monthly 70,133
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (48,297,782) 02/09/26 (0.59)% 1D OBFR01 Monthly 38,963
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... Merrill Lynch International & Co. (38,515,660) 02/15/28 (0.50)% 1D OBFR01 Monthly 305,082
iShares Preferred & Income
Securities ETF ........... JPMorgan Chase Bank NA (15,935,000) 02/09/26 (0.15)% 1D OBFR01 Monthly 125,000
iShares Preferred & Income
Securities ETF ........... Merrill Lynch International & Co. (26,161,500) 02/15/28 (0.50)% 1D OBFR01 Monthly 391,200
Itausa SA (Preference) ........ Merrill Lynch International & Co. (1,443,438) 02/15/28 (0.40)% 1D OBFR01 Monthly (47,679)
J M Smucker Co. (The) ........ Citibank NA (1,380,095) 02/24/28 (0.15)% 1D OBFR01 Monthly (9,985)
Jardine Matheson Holdings Ltd. .. JPMorgan Chase Bank NA (2,044,789) 02/10/26 (0.30)% 1D OBFR01 Monthly (113,476)
JD Sports Fashion plc ......... Citibank NA (963,587) 02/26/26 (0.25)% 1D SONIA Monthly (94,228)
Johnson & Johnson .......... Barclays Bank plc (1,864,047) 01/23/26 (0.15)% 1D OBFR01 Monthly (119,947)
Johnson Controls International plc Barclays Bank plc (1,125,687) 01/23/26 (0.15)% 1D OBFR01 Monthly (6,798)
Kansai Paint Co. Ltd. ......... Merrill Lynch International & Co. (3,851,050) 03/15/28 0.00% 1D P TONA Monthly 198,570
Kering SA ................. Barclays Bank plc (2,240,053) 03/15/27 (0.26)% 1D ESTR Monthly (172,648)
KeyCorp .................. Barclays Bank plc (3,036,384) 01/23/26 (0.15)% 1D OBFR01 Monthly 4,866
Kirin Holdings Co. Ltd. ........ Barclays Bank plc (2,042,324) 01/14/27 (0.19)% 1D P TONA Monthly 1,421
Kirin Holdings Co. Ltd. ........ Merrill Lynch International & Co. (502,134) 03/15/28 (0.15)% 1D P TONA Monthly (3,330)
KKR & Co., Inc. ............. Citibank NA (2,439,370) 02/24/28 (0.15)% 1D OBFR01 Monthly 282,200
Klabin SA ................. Merrill Lynch International & Co. (1,695,633) 02/15/28 (0.40)% 1D OBFR01 Monthly 39,422
Kusuri no Aoki Holdings Co. Ltd. . Merrill Lynch International & Co. (984,573) 03/15/28 (0.15)% 1D OBFR01 Monthly (14,097)
Kyowa Kirin Co. Ltd. .......... Citibank NA (1,219,833) 02/26/26 (0.17)% 1D P TONA Monthly 11,443
Land Securities Group plc ...... Citibank NA (1,707,230) 02/26/26 0.00% 1D SONIA Monthly (10,089)
Lennar Corp. ............... Citibank NA (944,529) 02/24/28 (0.15)% 1D OBFR01 Monthly 11,833
Li Auto, Inc. ............... JPMorgan Chase Bank NA (1,240,661) 02/10/26 (0.30)% HONIA Monthly (72,871)
Lifco AB .................. Barclays Bank plc (810,105) 04/23/26 (0.26)% 1D STIBOR Monthly 14,402
Lululemon Athletica, Inc. ....... Citibank NA (732,069) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,556
M3, Inc. .................. Citibank NA (964,807) 02/26/26 (0.25)% 1D P TONA Monthly (24,299)
Marvell Technology, Inc. ....... Citibank NA (784,327) 02/24/28 (0.15)% 1D OBFR01 Monthly (98,408)
MEIJI Holdings Co. Ltd. ....... Merrill Lynch International & Co. (1,521,003) 03/15/28 0.00% 1D P TONA Monthly 40,498

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Mid-America Apartment
Communities, Inc. ......... Citibank NA USD (1,426,625) 02/24/28 (0.15)% 1D OBFR01 Monthly $ 15,352
MINEBEA MITSUMI, Inc. ...... Merrill Lynch International & Co. (1,228,988) 03/15/28 0.00% 1D OBFR01 Monthly (7,446)
Mitsubishi HC Capital, Inc. ...... Citibank NA (1,891,977) 02/26/26 (0.25)% 1D P TONA Monthly 25,887
MMG Ltd. ................. Merrill Lynch International & Co. (947,952) 02/15/28 (0.30)% HONIA Monthly (120,743)
Molson Coors Beverage Co. .... Barclays Bank plc (2,245,482) 01/23/26 (0.15)% 1D OBFR01 Monthly (7,968)
Moncler SpA ............... Barclays Bank plc (1,801,867) 03/15/27 (0.26)% 1D ESTR Monthly 12,726
Morgan Stanley ............. Barclays Bank plc (2,474,934) 01/23/26 (0.15)% 1D OBFR01 Monthly 26,950
MTR Corp. Ltd. ............. Merrill Lynch International & Co. (2,145,912) 02/15/28 (0.30)% HONIA Monthly 30,989
MultiChoice Group ........... Merrill Lynch International & Co. (2,417,153) 02/15/28 (0.35)% 1D OBFR01 Monthly (17,109)
Nagoya Railroad Co., Ltd. ...... Merrill Lynch International & Co. (8,497,465) 03/15/28 (0.25)% 1D P TONA Monthly 1,913
National Bank of Canada ...... Citibank NA (196,525) 02/24/28 (0.20)% 1D CORRA Monthly 5,324
National Bank of Canada ...... Merrill Lynch International & Co. (1,721,012) 02/15/28 0.00% CABROVER Monthly 32,073
NEC Corp. ................ Merrill Lynch International & Co. (1,549,361) 03/15/28 0.00% 1D P TONA Monthly (35,089)
News Corp. ................ Citibank NA (2,865,330) 02/24/28 (0.15)% 1D OBFR01 Monthly 9,300
NIKE, Inc. ................. Barclays Bank plc (990,792) 01/23/26 (0.15)% 1D OBFR01 Monthly 21,545
Nipro Corp. ................ Merrill Lynch International & Co. (709,734) 03/15/28 (0.15)% 1D P TONA Monthly 22,441
Nissan Motor Co. Ltd. ......... Merrill Lynch International & Co. (3,664,051) 03/15/28 (2.00)% 1D P TONA Monthly 33,594
Nissin Foods Holdings Co. Ltd. .. Barclays Bank plc (1,274,467) 01/14/27 (0.20)% 1D P TONA Monthly 38,849
Nordea Bank Abp ........... Barclays Bank plc (620,505) 04/23/26 (0.26)% 1D STIBOR Monthly (12,448)
Nordea Bank Abp ........... Citibank NA (1,573,021) 02/26/26 (0.26)% TN STIBOR Monthly (31,556)
Nordson Corp. .............. Citibank NA (1,532,312) 02/24/28 (0.15)% 1D OBFR01 Monthly (10,948)
Norfolk Southern Corp. ........ Citibank NA (2,614,950) 02/24/28 (0.15)% 1D OBFR01 Monthly (88,740)
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (1,986,255) 02/10/26 (0.25)% 1D AONIA Monthly (343,551)
Norwegian Cruise Line Holdings Ltd. Barclays Bank plc (1,442,662) 01/23/26 (0.15)% 1D OBFR01 Monthly 43,678
Norwegian Cruise Line Holdings Ltd. Merrill Lynch International & Co. (3,312,452) 02/15/28 (0.15)% 1D OBFR01 Monthly 175,748
Novonesis Novozymes B ...... Merrill Lynch International & Co. (2,089,153) 02/15/28 (0.26)% 1W CIBOR Monthly 39,737
NU Holdings Ltd. ............ Barclays Bank plc (1,075,800) 01/23/26 (0.15)% 1D OBFR01 Monthly 19,140
Obara Group, Inc. ........... Merrill Lynch International & Co. (3,102,262) 03/15/28 0.00% 1D P TONA Monthly 123,600
Occidental Petroleum Corp. ..... Citibank NA (1,464,320) 02/24/28 (0.15)% 1D OBFR01 Monthly (47,680)
Ono Pharmaceutical Co. Ltd. .... Citibank NA (2,481,059) 02/26/26 (0.24)% 1D P TONA Monthly 9,709
O'Reilly Automotive, Inc. ....... Barclays Bank plc (1,972,128) 01/23/26 (0.15)% 1D OBFR01 Monthly (76,262)
ORLEN SA ................ JPMorgan Chase Bank NA (1,446,670) 02/11/26 (0.50)% 1D OBFR01 Monthly (54,423)
OSG Corp. ................ Merrill Lynch International & Co. (1,316,332) 03/15/28 0.00% 1D P TONA Monthly (27,926)
Packaging Corp. of America .... Citibank NA (2,275,997) 02/24/28 (0.15)% 1D OBFR01 Monthly (55,854)
Palo Alto Networks, Inc. ....... Citibank NA (1,037,009) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,453)
Pan Pacific International Holdings
Corp. .................. Barclays Bank plc (377,393) 01/14/27 (0.15)% 1D P TONA Monthly 5,400
Pan Pacific International Holdings
Corp. .................. Merrill Lynch International & Co. (591,796) 03/15/28 (0.15)% 1D P TONA Monthly 28,869
Parker-Hannifin Corp. ......... Barclays Bank plc (2,127,860) 01/23/26 (0.15)% 1D OBFR01 Monthly 5,040
Paychex, Inc. .............. Citibank NA (1,414,994) 02/24/28 (0.15)% 1D OBFR01 Monthly 20,634
Pentair plc ................ Barclays Bank plc (1,299,062) 01/23/26 (0.15)% 1D OBFR01 Monthly (7,906)
Pernod Ricard SA ........... Barclays Bank plc (2,242,680) 03/15/27 (0.26)% 1D ESTR Monthly 76,766
Ping An Insurance Group Co. of
China Ltd. .............. Merrill Lynch International & Co. (43,330,773) 02/15/28 (0.30)% HONIA Monthly 2,587,071
Pool Corp. ................ Barclays Bank plc (1,688,202) 01/23/26 (0.15)% 1D OBFR01 Monthly 13,824
Pop Mart International Group Ltd. . JPMorgan Chase Bank NA (473,045) 02/10/26 (0.15)% HONIA Monthly 34,621
Postal Savings Bank of China Co.
Ltd. ................... JPMorgan Chase Bank NA (1,454,767) 02/10/26 (0.30)% HONIA Monthly 63,454
Power Corp. of Canada ....... Citibank NA (1,211,751) 02/24/28 (0.20)% 1D CORRA Monthly (56,084)
Procter & Gamble Co. (The) .... Citibank NA (1,744,998) 02/24/28 (0.15)% 1D OBFR01 Monthly (6,612)
Provident Financial Services, Inc. . JPMorgan Chase Bank NA (1,990,279) 02/09/26 (0.15)% 1D OBFR01 Monthly 62,009
QIAGEN NV ............... Merrill Lynch International & Co. (4,203,523) 02/15/28 (0.15)% 1D OBFR01 Monthly 65,753
Quanta Computer, Inc. ........ Merrill Lynch International & Co. (6,441,886) 02/15/28 (2.00)% 1D OBFR01 Monthly (234,783)
Quanta Services, Inc. ......... Citibank NA (1,465,274) 02/24/28 (0.15)% 1D OBFR01 Monthly (68,080)
Rengo Co. Ltd. ............. Merrill Lynch International & Co. (157,556) 03/15/28 (0.25)% 1D P TONA Monthly 6,615
Restaurant Brands International, Inc. Citibank NA (3,119,090) 02/24/28 (0.20)% 1D CORRA Monthly 1,315
Revvity, Inc. ............... Barclays Bank plc (1,672,786) 01/23/26 (0.15)% 1D OBFR01 Monthly (27,624)
Rheinmetall AG ............. Citibank NA (927,523) 02/26/26 0.00% 1D ESTR Monthly (8,146)
Rheinmetall AG ............. Merrill Lynch International & Co. (3,351,277) 02/15/28 (0.26)% 1D ESTR Monthly (82,626)
ROCKWOOL A/S ............ JPMorgan Chase Bank NA (1,414,329) 02/11/26 (0.27)% DESTR Monthly 23,733
Ryohin Keikaku Co. Ltd. ....... Merrill Lynch International & Co. (1,202,758) 03/15/28 (0.15)% 1D P TONA Monthly 72,599

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Sandoz Group AG ........... Citibank NA USD (1,997,432) 02/26/26 (0.26)% SSARON Monthly $ (12,527)
Sanrio Co. Ltd. ............. Merrill Lynch International & Co. (18,225,552) 03/15/28 0.00% 1D P TONA Monthly (81,077)
SBA Communications Corp. .... Citibank NA (1,069,340) 02/24/28 (0.15)% 1D OBFR01 Monthly 25,250
SBI Holdings, Inc. ........... Citibank NA (1,522,148) 02/26/26 (0.15)% 1D P TONA Monthly 20,105
SBI Holdings, Inc. ........... Merrill Lynch International & Co. (131,169) 03/15/28 (0.15)% 1D P TONA Monthly 557
SCSK Corp. ............... Merrill Lynch International & Co. (2,219,349) 03/15/28 0.00% 1D P TONA Monthly 189,878
Seagate Technology Holdings plc . Citibank NA (1,100,784) 02/24/28 (0.15)% 1D OBFR01 Monthly (32,304)
Seatrium Ltd. .............. JPMorgan Chase Bank NA (1,166,104) 02/10/26 (1.25)% 1D OBFR01 Monthly (4,873)
SEB SA .................. Barclays Bank plc (1,591,244) 03/15/27 (0.26)% 1D ESTR Monthly (33,209)
Seino Holdings Co. Ltd. ....... Merrill Lynch International & Co. (1,319,176) 03/15/28 (0.15)% 1D P TONA Monthly 58,424
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (1,936,541) 02/10/26 (0.30)% 1D OBFR01 Monthly 47,639
Sembcorp Industries Ltd. ...... Merrill Lynch International & Co. (531,297) 02/15/28 (0.30)% 1D OBFR01 Monthly 9,412
ServisFirst Bancshares, Inc. .... JPMorgan Chase Bank NA (2,125,087) 02/09/26 (0.15)% 1D OBFR01 Monthly 145,982
Seven Bank Ltd. ............ Barclays Bank plc (1,763,329) 01/14/27 (0.20)% 1D P TONA Monthly (20,917)
SG Holdings Co. Ltd. ......... Barclays Bank plc (1,112,849) 01/14/27 (0.20)% 1D P TONA Monthly 45,824
SG Holdings Co. Ltd. ......... Merrill Lynch International & Co. (378,321) 03/15/28 0.00% 1D P TONA Monthly 16,793
SGH Ltd. ................. JPMorgan Chase Bank NA (2,651,589) 02/10/26 (0.25)% 1D AONIA Monthly (18,911)
Sherwin-Williams Co. (The) ..... Barclays Bank plc (1,247,076) 01/23/26 (0.15)% 1D OBFR01 Monthly 540
Shimadzu Corp. ............. Barclays Bank plc (949,101) 01/14/27 (0.20)% 1D P TONA Monthly (1,599)
Shimadzu Corp. ............. Merrill Lynch International & Co. (153,164) 03/15/28 0.00% 1D P TONA Monthly (663)
Shopify, Inc. ............... Citibank NA (865,767) 02/24/28 (0.20)% 1D CORRA Monthly 4,081
Siemens AG (Registered) ...... Citibank NA (1,625,952) 02/26/26 (0.26)% 1D ESTR Monthly (20,914)
Sigma Healthcare Ltd. ........ JPMorgan Chase Bank NA (1,111,396) 02/10/26 (0.25)% 1D AONIA Monthly 19,128
Singapore Telecommunications Ltd. JPMorgan Chase Bank NA (1,342,413) 02/10/26 (0.30)% 1D OBFR01 Monthly 71,578
Sino Land Co. Ltd. ........... Merrill Lynch International & Co. (2,226,502) 02/15/28 0.00% HONIA Monthly 46,803
SLC Agricola SA ............ Merrill Lynch International & Co. (1,301,976) 02/15/28 (0.40)% 1D OBFR01 Monthly 56,555
Smurfit WestRock plc ......... Barclays Bank plc (1,775,908) 01/23/26 (0.15)% 1D OBFR01 Monthly 22,024
Sofina SA ................. Barclays Bank plc (1,020,425) 03/15/27 (0.52)% 1D ESTR Monthly 7,546
Sonova Holding AG (Registered) . Barclays Bank plc (1,924,539) 04/01/26 (0.26)% SSARON Monthly 114,117
SPDR Bloomberg High Yield Bond
ETF ................... Merrill Lynch International & Co. (934,923) 02/15/28 (0.56)% 1D OBFR01 Monthly —
Spirax Group plc ............ Barclays Bank plc (1,412,924) 03/26/27 (0.25)% 1D SONIA Monthly 31,665
Steadfast Group Ltd. ......... JPMorgan Chase Bank NA (1,567,484) 02/10/26 (0.25)% 1D AONIA Monthly 47,713
Sugi Holdings Co. Ltd. ........ Citibank NA (1,122,429) 02/26/26 (0.25)% 1D OBFR01 Monthly 20,450
Super Micro Computer, Inc. ..... Citibank NA (848,347) 02/24/28 (0.15)% 1D OBFR01 Monthly (19,367)
Swatch Group AG (The) ....... Barclays Bank plc (954,487) 04/01/26 (0.26)% SSARON Monthly 9,498
Swiss Re AG ............... Citibank NA (2,203,322) 02/26/26 (0.26)% 1D OBFR01 Monthly (118,265)
Swisscom AG (Registered) ..... Citibank NA (1,806,934) 02/26/26 0.00% SSARON Monthly (10,192)
Synnex Technology International
Corp. .................. JPMorgan Chase Bank NA (284,941) 02/10/26 (0.21)% 1D OBFR01 Monthly (8,265)
Synopsys, Inc. .............. Citibank NA (2,316,555) 02/24/28 (0.15)% 1D OBFR01 Monthly 96,300
Taiwan Mobile Co. Ltd. ........ JPMorgan Chase Bank NA (805,114) 02/10/26 (0.15)% 1D OBFR01 Monthly (17,220)
Target Corp. ............... Barclays Bank plc (1,671,394) 01/23/26 (0.15)% 1D OBFR01 Monthly (59,816)
TechnoPro Holdings, Inc. ...... Citibank NA (1,453,857) 02/26/26 (0.23)% 1D P TONA Monthly (7,400)
Telecom Italia SpA ........... Citibank NA (896,574) 02/26/26 (0.26)% 1D ESTR Monthly (35,046)
Teledyne Technologies, Inc. ..... Citibank NA (3,293,936) 02/24/28 (0.15)% 1D OBFR01 Monthly (105,096)
Telstra Group Ltd. ........... JPMorgan Chase Bank NA (2,119,510) 02/10/26 (0.25)% 1D AONIA Monthly 13,754
TELUS Corp. .............. Citibank NA (2,521,582) 02/24/28 (0.20)% 1D CORRA Monthly (7,952)
Temenos AG (Registered) ...... Barclays Bank plc (914,137) 04/01/26 (0.26)% SSARON Monthly (3,641)
Tokyo Electron Ltd. .......... Citibank NA (1,043,377) 02/26/26 (0.15)% 1D P TONA Monthly 15,229
Tourmaline Oil Corp. .......... Citibank NA (2,190,665) 02/24/28 (0.20)% 1D CORRA Monthly 73,124
Toyota Industries Corp. ........ Barclays Bank plc (890,531) 01/14/27 (0.20)% 1D P TONA Monthly 2,030
Truist Financial Corp. ......... Barclays Bank plc (2,750,634) 01/23/26 (0.15)% 1D OBFR01 Monthly (19,998)
UDR, Inc. ................. Citibank NA (1,352,696) 02/24/28 (0.15)% 1D OBFR01 Monthly (14,746)
UNITE Group plc (The) ........ Citibank NA (3,680,504) 02/26/26 (0.25)% 1D SONIA Monthly (64,692)
United Parcel Service, Inc. ..... Barclays Bank plc (1,407,061) 01/23/26 (0.15)% 1D OBFR01 Monthly 12,110
United Rentals, Inc. .......... Barclays Bank plc (1,320,788) 01/23/26 (0.15)% 1D OBFR01 Monthly (15,736)
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (155,631,638) 02/09/26 (1.34)% 1D OBFR01 Monthly 73,978
Vanguard Short-Term Corporate
Bond ETF ............... Barclays Bank plc (143,874,000) 01/23/26 (0.15)% 1D OBFR01 Monthly —
Vnet Group, Inc. ............ Merrill Lynch International & Co. (3,436,577) 02/15/28 (0.15)% 1D OBFR01 Monthly (265,179)
Volkswagen AG (Preference) .... Citibank NA (925,484) 02/26/26 0.00% 1D ESTR Monthly (6,667)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Vonovia SE ................ JPMorgan Chase Bank NA USD (5,736,149) 02/11/26 (0.26)% 1D ESTR Monthly $ 61,511
W R Berkley Corp. ........... Barclays Bank plc (2,106,867) 01/23/26 (0.15)% 1D OBFR01 Monthly (92,127)
Wacker Chemie AG .......... Citibank NA (284,527) 02/26/26 (1.40)% 1D OBFR01 Monthly (7,191)
Wartsila OYJ Abp ............ Barclays Bank plc (1,510,150) 03/15/27 (0.26)% 1D ESTR Monthly (16,579)
Wesfarmers Ltd. ............ JPMorgan Chase Bank NA (1,469,932) 02/10/26 (0.25)% 1D AONIA Monthly (2,235)
Wharf Holdings Ltd. (The) ...... Merrill Lynch International & Co. (747,966) 02/15/28 (0.30)% HONIA Monthly 44,291
Wharf Real Estate Investment Co.
Ltd. ................... Merrill Lynch International & Co. (1,638,558) 02/15/28 (0.30)% HONIA Monthly 85,382
Whitbread plc .............. Barclays Bank plc (1,864,119) 03/26/27 (0.25)% 1D OBFR01 Monthly (57,889)
Whitecap Resources, Inc. ...... Citibank NA (930,952) 02/24/28 (0.20)% 1D CORRA Monthly 23,631
Willis Towers Watson plc ....... Citibank NA (1,592,595) 02/24/28 (0.15)% 1D OBFR01 Monthly (31,020)
Wise plc .................. Citibank NA (1,146,528) 02/26/26 (0.25)% 1D SONIA Monthly 31,303
WPP plc .................. Citibank NA (1,373,113) 02/26/26 (0.25)% 1D SONIA Monthly (44,041)
Wynn Macau Ltd. ............ Merrill Lynch International & Co. (5,256,194) 02/15/28 (0.85)% HONIA Monthly (315,410)
Xylem, Inc. ................ Barclays Bank plc (1,349,276) 01/23/26 (0.15)% 1D OBFR01 Monthly (37,224)
Yakult Honsha Co. Ltd. ........ Citibank NA (2,309,569) 02/26/26 (0.25)% 1D P TONA Monthly 54,343
Yokogawa Electric Corp. ....... Merrill Lynch International & Co. (945,799) 03/15/28 0.00% 1D P TONA Monthly 33,184
Zalando SE ............... Citibank NA (819,930) 02/26/26 (0.26)% 1D ESTR Monthly 6,692
Zensho Holdings Co. Ltd. ...... Barclays Bank plc (1,357,601) 01/14/27 (0.20)% 1D P TONA Monthly 18,390
      Total short positions of equity swaps 5,042,323
Total long and short position of equity swaps 6,119,677
Net dividends and financing fees (977,496)
Total equity swap contracts including dividends and financing fees $ 5,142,181
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day ESTR ......................................... Euro Short-Term Rate 1 .92
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .73
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .74
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 7 .85
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .31
1-day SONIA ......................................... Sterling Overnight Index Average 3 .97
1-day SORA ......................................... Singapore Overnight Rate Average 1 .20
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .49
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .65
3-mo. BBR .......................................... Australian Bank Bill Rate 3 .58
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .57
3-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .03
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 3 .53
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .00
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .51
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 1 .89
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .62
6-mo. BBR .......................................... Australian Bank Bill Rate 3 .75
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .48
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .10
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .50
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .48

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Australia ............................................. $ — $ 70,442,896 $ — $ 70,442,896
Bermuda ............................................. — 48,181,256 — 48,181,256
Cayman Islands ........................................ — 2,821,701,197 111,938,076 2,933,639,273
France .............................................. — 44,055,897 — 44,055,897
Germany ............................................ — 3,075,872 — 3,075,872
Ireland .............................................. — 469,189,516 — 469,189,516
Italy ................................................ — 122,906,087 — 122,906,087
Jersey, Channel Islands ................................... — 249,007,121 — 249,007,121
Luxembourg .......................................... — 95,348,439 — 95,348,439
Netherlands ........................................... — 23,576,508 — 23,576,508
Portugal ............................................. — 14,538,170 — 14,538,170
Singapore ............................................ — — 7,373,983 7,373,983
Spain ............................................... — 64,260,695 — 64,260,695
Switzerland ........................................... — 503,509 — 503,509
United Kingdom ........................................ — 251,198,169 37,029,580 288,227,749
United States .......................................... 21,967,107 2,738,763,412 106,274,810 2,867,005,329
Common Stocks
Australia ............................................. — 1,334,108 — 1,334,108
Austria .............................................. — 324,719 — 324,719
Belgium ............................................. — 4,264,066 — 4,264,066
Brazil ............................................... 4,280,734 — — 4,280,734
Canada ............................................. 6,009,406 — — 6,009,406
Chile ............................................... — — 1,905,297 1,905,297
China ............................................... 9,317,374 13,729,400 — 23,046,774
Colombia ............................................ 838,156 — — 838,156
Czech Republic ........................................ — 1,412,966 — 1,412,966
Denmark ............................................. — 668,752 — 668,752
France .............................................. — 7,124,739 — 7,124,739
Georgia ............................................. — 1,186,124 — 1,186,124
Germany ............................................ 9,211,476 34,382,211 19,581 43,613,268
Greece .............................................. 3,056,833 1,020,291 — 4,077,124
Hungary ............................................. — 1,817,262 — 1,817,262
India ............................................... — 3,670,941 — 3,670,941
Indonesia ............................................ — 4,133,881 — 4,133,881
Israel ............................................... — — 17,554 17,554

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Italy ................................................ $ — $ 22,516,128 $ — $ 22,516,128
Japan ............................................... — 7,783,542 — 7,783,542
Jersey, Channel Islands ................................... 522,321 — — 522,321
Kazakhstan ........................................... 2,063,904 — — 2,063,904
Malaysia ............................................. — 1,785,982 — 1,785,982
Mexico .............................................. 2,992,249 — — 2,992,249
Philippines ........................................... 679,597 1,472,018 — 2,151,615
Poland .............................................. — 5,198,656 — 5,198,656
Republic of Turkiye ...................................... 2,206,214 4,544,871 — 6,751,085
Romania ............................................. — 904,282 — 904,282
Singapore ............................................ 1,044,141 — — 1,044,141
South Korea .......................................... — 2,279,095 — 2,279,095
Spain ............................................... — 12,822,166 — 12,822,166
Sweden ............................................. — 664,737 — 664,737
Thailand ............................................. — 3,221,377 — 3,221,377
United Arab Emirates .................................... 416,449 — — 416,449
United Kingdom ........................................ 14,012,270 3,524,296 55 17,536,621
United States .......................................... 728,017,691 18,609,739 160,616,758 907,244,188
Corporate Bonds
Angola .............................................. — 8,105,119 — 8,105,119
Argentina ............................................ — 17,725,407 — 17,725,407
Australia ............................................. — 370,714,968 45,743,731 416,458,699
Austria .............................................. — 33,439,292 — 33,439,292
Belgium ............................................. — 36,288,214 — 36,288,214
Bermuda ............................................. — 8,466,233 — 8,466,233
Brazil ............................................... — 109,852,876 — 109,852,876
Canada ............................................. — 397,175,382 — 397,175,382
Chile ............................................... — 75,519,096 — 75,519,096
China ............................................... — 309,558,278 — 309,558,278
Colombia ............................................ — 47,162,743 — 47,162,743
Costa Rica ........................................... — 213,200 — 213,200
Czech Republic ........................................ — 53,297,514 — 53,297,514
Denmark ............................................. — 94,474,033 — 94,474,033
Finland .............................................. — 34,635,553 — 34,635,553
France .............................................. — 1,060,040,675 17,655,989 1,077,696,664
Germany ............................................ — 1,025,563,506 26,474,437 1,052,037,943
Greece .............................................. — 55,508,742 — 55,508,742
Hong Kong ........................................... — 167,445,390 — 167,445,390
India ............................................... — 402,779,517 — 402,779,517
Indonesia ............................................ — 116,773,404 — 116,773,404
Ireland .............................................. — 84,088,471 — 84,088,471
Israel ............................................... — 30,094,417 — 30,094,417
Italy ................................................ — 742,106,683 39,607,144 781,713,827
Jamaica ............................................. — 1,185,998 150,620 1,336,618
Japan ............................................... — 233,133,487 — 233,133,487
Jersey, Channel Islands ................................... — 93,850,462 — 93,850,462
Jordan .............................................. — 476,317 — 476,317
Kazakhstan ........................................... — 2,164,009 — 2,164,009
Kuwait .............................................. — 6,212,555 — 6,212,555
Luxembourg .......................................... — 256,174,272 26,095,836 282,270,108
Macau .............................................. — 94,750,634 — 94,750,634
Mauritius ............................................. — — 63,331,919 63,331,919
Mexico .............................................. — 126,938,446 — 126,938,446
Netherlands ........................................... — 280,852,142 — 280,852,142
Nigeria .............................................. — 11,105,491 — 11,105,491
Norway .............................................. — 13,522,236 — 13,522,236
Panama ............................................. — 692,603 — 692,603
Peru ................................................ — 4,676,926 — 4,676,926
Philippines ........................................... — 68,006,285 — 68,006,285
Poland .............................................. — 208,789 — 208,789
Portugal ............................................. — 116,768,054 — 116,768,054
Qatar ............................................... — 25,262,950 — 25,262,950
Republic of Turkiye ...................................... — 12,092,952 — 12,092,952
Saudi Arabia .......................................... — 98,239,523 — 98,239,523
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Singapore ............................................ $ — $ 83,605,709 $ 10,525,731 $ 94,131,440
Slovenia ............................................. — 9,895,739 — 9,895,739
South Africa ........................................... — 23,474,387 — 23,474,387
South Korea .......................................... — 40,203,146 — 40,203,146
Spain ............................................... — 518,030,719 — 518,030,719
Sweden ............................................. — 85,882,352 — 85,882,352
Switzerland ........................................... — 247,316,243 — 247,316,243
Taiwan .............................................. — 31,221,328 — 31,221,328
Thailand ............................................. — 63,319,807 — 63,319,807
Ukraine ............................................. — 39,738,657 — 39,738,657
United Arab Emirates .................................... — 59,728,602 — 59,728,602
United Kingdom ........................................ — 1,293,169,209 6,266,693 1,299,435,902
United States .......................................... — 4,998,038,284 529,178,317 5,527,216,601
Uzbekistan ........................................... — 13,026,020 — 13,026,020
Vietnam ............................................. — 12,504,442 — 12,504,442
Zambia .............................................. — 5,765,010 — 5,765,010
Fixed Rate Loan Interests
Australia ............................................. — 16,542,500 — 16,542,500
France .............................................. — 9,347,874 — 9,347,874
India ............................................... — — 17,060,120 17,060,120
Jersey, Channel Islands ................................... — 2,165 — 2,165
United States .......................................... — 4,249,004 74,838,881 79,087,885
Floating Rate Loan Interests
Australia ............................................. — — 16,030,486 16,030,486
Austria .............................................. — 3,534,266 — 3,534,266
Belgium ............................................. — 10,627,120 — 10,627,120
Canada ............................................. — 14,812,673 — 14,812,673
Cayman Islands ........................................ — 1,251,636 16,210,486 17,462,122
Finland .............................................. — 12,984,065 — 12,984,065
France .............................................. — 108,147,911 — 108,147,911
Germany ............................................ — 73,888,752 17,439,289 91,328,041
Ireland .............................................. — 17,772,384 12,994,693 30,767,077
Jersey, Channel Islands ................................... — — 21,983,977 21,983,977
Luxembourg .......................................... — 144,583,187 40,085,734 184,668,921
Netherlands ........................................... — 90,332,804 — 90,332,804
New Zealand .......................................... — — 13,986,960 13,986,960
Norway .............................................. — 5,346,820 — 5,346,820
Spain ............................................... — 28,471,411 99,332,267 127,803,678
Sweden ............................................. — 17,504,454 — 17,504,454
United Kingdom ........................................ — 181,321,782 99,158,528 280,480,310
United States .......................................... — 715,134,485 458,216,138 1,173,350,623
Foreign Agency Obligations ................................. — 614,634,120 — 614,634,120
Foreign Government Obligations .............................. — 7,321,525,645 — 7,321,525,645
Grantor Trust ........................................... 155,832,495 — — 155,832,495
Investment Companies .................................... 590,712,641 — — 590,712,641
Municipal Bonds ......................................... — 917,746,823 — 917,746,823
Non-Agency Mortgage-Backed Securities
Australia ............................................. — 41,926,327 — 41,926,327
Ireland .............................................. — 197,560,488 — 197,560,488
Italy ................................................ — 31,397,356 — 31,397,356
Netherlands ........................................... — 22,635,802 — 22,635,802
United Kingdom ........................................ — 589,021,746 — 589,021,746
United States .......................................... — 4,989,493,400 126,101,875 5,115,595,275
Preferred Securities
Brazil ............................................... — — 11,179,141 11,179,141
China ............................................... — — 74,949,657 74,949,657
Finland .............................................. — — 9,414,130 9,414,130
Germany ............................................ — 2,239,956 — 2,239,956
Spain ............................................... — 5,441,950 — 5,441,950
Sweden ............................................. — — 1 1
United Kingdom ........................................ — — 5,392,884 5,392,884
United States .......................................... 24,636,133 49,749,077 501,235,723 575,620,933
U.S. Government Sponsored Agency Securities .................... 23,550,000 18,997,630,121 — 19,021,180,121
U.S. Treasury Obligations ................................... — 911,708,741 — 911,708,741
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Warrants .............................................. $ 204,543 $ 28,728 $ 50,622,074 $ 50,855,345
Short-Term Securities
Borrowed Bond Agreements ................................. — 262,910,709 — 262,910,709
Foreign Government Obligations .............................. — 105,834,733 — 105,834,733
Money Market Funds ...................................... 425,508,767 — — 425,508,767
Options Purchased
Commodity contracts ...................................... — 954,000 — 954,000
Credit contracts .......................................... — 2,669,649 — 2,669,649
Equity contracts .......................................... 23,035,179 2,688,482 — 25,723,661
Foreign currency exchange contracts ........................... — 45,369,553 — 45,369,553
Interest rate contracts ...................................... 645,861 26,437,627 — 27,083,488
Other contracts .......................................... — 98,304 — 98,304
Unfunded Floating Rate Loan Interests
(a)
........................... — 52,713 2,610,907 2,663,620
Unfunded commitments
(b)
..................................... — — 3 3
Liabilities
Investments
Borrowed Bonds ......................................... — (258,523,211) — (258,523,211)
TBA Sale Commitments .................................... — (8,374,978,075) — (8,374,978,075)
Investment Sold Short
Corporate Bonds ........................................ — (2,312,637) — (2,312,637)
Unfunded Floating Rate Loan Interests
(a)
........................... — (1,941) (121,493) (123,434)
$ 2,050,761,541 $ 49,389,203,070 $ 2,858,928,572 $ 54,298,893,183
Investments Valued at NAV
(c)
...................................... 33,151,980
$ 54,332,045,163
Derivative Financial Instruments
(d)
Assets
Commodity contracts ....................................... $ 664,699 $ — $ — $ 664,699
Credit contracts ........................................... — 32,502,383 — 32,502,383
Equity contracts ........................................... 178,772 22,380,946 — 22,559,718
Foreign currency exchange contracts ............................ — 101,127,383 — 101,127,383
Interest rate contracts ....................................... 32,654,895 493,583,183 — 526,238,078
Other contracts ........................................... — 6,452,039 — 6,452,039
Liabilities
Commodity contracts ....................................... (130,722) (117,000) — (247,722)
Credit contracts ........................................... — (25,932,191) — (25,932,191)
Equity contracts ........................................... (20,875,077) (17,818,492) — (38,693,569)
Foreign currency exchange contracts ............................ — (67,785,608) — (67,785,608)
Interest rate contracts ....................................... (27,721,027) (358,328,059) — (386,049,086)
Other contracts ........................................... — (2,810,313) — (2,810,313)
$ (15,228,460) $ 183,254,271 $ — $ 168,025,811
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $723,904,198 are categorized as Level 2 within the fair value hierarchy.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ........................................... $ 107,769,299 $ 141,894,095 $ 774,748,306 $ 145,481,364 $ 711,524,447
Transfers into Level 3 ......................................................... 5,696 — — — 41,019,339
Transfers out of Level 3 ........................................................ (11,793,600) — (44,503,349) (2,016) (19,624,964)
Other
(a)
................................................................... 15,284,033 (1,076,126) (37,555,947) — 22,271,914
Accrued discounts/premiums ..................................................... 19,668 — 2,167,629 17,070 2,836,196
Net realized gain (loss) ........................................................ (306,816) (42,575) (130,380) 35,963 (20,801,951)
Net change in unrealized appreciation (depreciation)
(b)
.................................... 3,418,831 (43,364,884) (66,577,553) 4,019,069 30,094,219
Purchases ................................................................. 177,402,028 76,779,110 313,902,425 49,750,275 439,873,809
Sales .................................................................... (29,182,690) (11,630,375) (177,020,714) (107,402,724) (411,754,451)
Closing balance, as of September 30, 2025 ...........................................
$ 262,616,449 $ 162,559,245 $ 765,030,417 $ 91,899,001 $ 795,438,558
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025
(b)
.....
$ 3,418,831 $ (43,364,884) $ (66,577,553) $ 4,019,069 $ 30,115,238
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Commitments
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ............................... $ 102,377,485 $ 534,633,110 $ 3,696,632 $ 121,784 $ 35,428,726 $ 2,557,675,248
Transfers into Level 3 ............................................. — — — — 6,192,944 47,217,979
Transfers out of Level 3 ............................................ — — — — — (75,923,929)
Other
(a)
....................................................... — 1,076,126 — — — —
Accrued discounts/premiums ......................................... 1,038,932 — — — — 6,079,495
Net realized gain (loss) ............................................ (88,632) (10,983,719) — — 7,766 (32,310,344)
Net change in unrealized appreciation (depreciation)
(b)
........................ 517,264 66,764,994 (3,696,629) 2,367,630 10,375,206 3,918,147
Purchases ..................................................... 27,244,554 115,175,755 — — — 1,200,127,956
Sales ........................................................ (4,987,728) (104,494,730) — — (1,382,568) (847,855,980)
Closing balance, as of September 30, 2025 ...............................
$ 126,101,875 $ 602,171,536 $ 3 $ 2,489,414 $ 50,622,074 $ 2,858,928,572
Net change in unrealized appreciation (depreciation) on investments still held at September
30, 2025
(b)
...................................................
$ 517,264 $ 74,819,147 $ (3,696,629) $ 2,367,630 $ 10,375,206 $ 11,993,319
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Strategic Income Opportunities Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $390,839,997.
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities $ 143,304,390 Income Discount Rate 7% - 10% 9%
Common Stocks 160,653,692 Market Revenue Multiple 1.05x - 4.50x 3.60x
Volatility 56% - 80% 77%
Time to Exit 0.3- 5.4 years 4.1 years
EBITDA Multiple 27.54x —
Discount for Lack of
Marketability 9% - 10% 10%
Income Discount Rate 10% -15% 13%
Corporate Bonds 748,154,30 4 Income Discount Rate 5% - 34% 12%
Market Revenue Mulltiple 1.00x -3.50x 2.54x
Time to Exit 0.7 years —
Volatility 60%- 60% 60%
EBITDA Multiple 12.75x —
Fixed Rate Loan Interests 74,838,87 9 Income Discount Rate 7%- 8% 7%
Floating Rate Loan Interests 6 85 , 309 ,5 98 Income Discount Rate 5% - 16% 9%
Market EBITDA Multiple 11.00x —
Non-Agency Mortgage-Backed Securities 23,039,662 Income Discount Rate 8% —
Preferred Stocks 599,174,080 Market Revenue Multiple 1.30x - 30.17x 12.16x
Volatility 40% - 80% 70%
Time to Exit 1.0 - 4.0 years 3.0 years
Gross Profit Multiple 12.50x —
EBITDA Multiple 9.88x - 16.00x 12.24x
Market Adjustment Multiple 0.20x - 1.10x 1.05x
Income Discount Rate 10% -15% 13%
Warrants 33,613,970 Market Revenue Multiple 1.04x - 11.50x 9.20x
Volatility 30% - 80% 63%
Time to Exit 0.3- 9.6 years 3.6 years
Discount for Lack of
Marketability 9% —
$ 2,4 68 , 088 ,5 75